                                                    REGISTRATION NO. 333-202147
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                      POST-EFFECTIVE AMENDMENT NO. 18              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 64                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 18 ("PEA") to the Form N-4 Registration Statement No. 333-202147 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the revised Statement of Additional Information, and Part C. This Post-Effective Amendment No. 18 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 17, filed on April 19, 2017 and including any supplements thereto.

Retirement Cornerstone(R) Series 15B Series E

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2017, SUPPLEMENTED DECEMBER 21, 2017. THE DATE OF THE RELATED PROSPECTUS IS MAY 1, 2017.


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2017. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.
             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Unit Values                                        2

             Custodian and Independent Registered Public
               Accounting Firm                                  2

             Distribution of the Contracts                      2

             Financial Statements                               2



             Copyright 2017 AXA Equitable Life Insurance Company.
 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


                                      Retirement Cornerstone Series 15B Series E
                                                                         #492250

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. The daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.30%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.

The financial statements of the Separate Account at December 31, 2016, and the consolidated financial statements of AXA Equitable at December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's, address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $507,645,857 in 2016, $490,800,838 in 2015 and $516,811,792 in and, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $7,262,669, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2016, $0 in 2015 and $325,380 in 2014. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70 $542,160,541 in 2016, $560,399,960 in 2015 and $571,445,806 in 2014. Of these amounts, AXA Advisors retained $281,641,950, $285,764,982 and $305,637,317, respectively.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2016............   FSA-3
   Statements of Operations for the Year or Period Ended December 31,
     2016.............................................................  FSA-70
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2016 and 2015....................................... FSA-105
   Notes to Financial Statements...................................... FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2016 and 2015............     F-2
   Consolidated Statements of Earnings (Loss), Years Ended
     December 31, 2016, 2015 and 2014.................................     F-3
   Consolidated Statements of Comprehensive Income (Loss), Years
     Ended December 31, 2016, 2015 and 2014...........................     F-4
   Consolidated Statements of Equity, Years Ended December 31, 2016,
     2015 and 2014....................................................     F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2016, 2015 and 2014..............................................     F-6
   Notes to Consolidated Financial Statements.........................     F-8

                                 FSA-1  #324902

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options constituting Separate Account No. 70 of AXA Equitable Life Insurance Company ("AXA Equitable"), indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2017

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016


                                                                              7TWELVE/TM/ AB VPS BALANCED  AB VPS GLOBAL
                                                             1290 VT SOCIALLY  BALANCED   WEALTH STRATEGY THEMATIC GROWTH
                                                               RESPONSIBLE*   PORTFOLIO     PORTFOLIO**     PORTFOLIO**
                                                             ---------------- ----------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $3,503,125    $74,489,344   $5,298,892       $488,698
Receivable for shares of the Portfolios sold................            --          2,470          211             15
Receivable for policy-related transactions..................         3,868             --           --             --
                                                                ----------    -----------   ----------       --------
   Total assets.............................................     3,506,993     74,491,814    5,299,103        488,713
                                                                ----------    -----------   ----------       --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         3,868             --           --             --
Payable for policy-related transactions.....................            --          2,470          211             --
                                                                ----------    -----------   ----------       --------
   Total liabilities........................................         3,868          2,470          211             --
                                                                ----------    -----------   ----------       --------
NET ASSETS..................................................    $3,503,125    $74,489,344   $5,298,892       $488,713
                                                                ==========    ===========   ==========       ========

NET ASSETS:
Accumulation unit values....................................    $3,503,093    $74,488,549   $5,297,983       $488,713
Retained by AXA Equitable in Separate Account No. 70........            32            795          909             --
                                                                ----------    -----------   ----------       --------
TOTAL NET ASSETS............................................    $3,503,125    $74,489,344   $5,298,892       $488,713
                                                                ==========    ===========   ==========       ========

Investments in shares of the Portfolios, at cost............    $3,465,533    $74,089,821   $5,937,630       $489,105

                                                                              AB VPS
                                                             AB VPS GROWTH INTERNATIONAL
                                                              AND INCOME      GROWTH
                                                              PORTFOLIO**   PORTFOLIO**
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,944,986    $7,354,230
Receivable for shares of the Portfolios sold................          --            --
Receivable for policy-related transactions..................       2,677         2,425
                                                              ----------    ----------
   Total assets.............................................   2,947,663     7,356,655
                                                              ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       2,677         2,425
Payable for policy-related transactions.....................          --            --
                                                              ----------    ----------
   Total liabilities........................................       2,677         2,425
                                                              ----------    ----------
NET ASSETS..................................................  $2,944,986    $7,354,230
                                                              ==========    ==========

NET ASSETS:
Accumulation unit values....................................  $2,944,943    $7,353,785
Retained by AXA Equitable in Separate Account No. 70........          43           445
                                                              ----------    ----------
TOTAL NET ASSETS............................................  $2,944,986    $7,354,230
                                                              ==========    ==========

Investments in shares of the Portfolios, at cost............  $2,834,304    $7,703,390

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                               AB VPS
                                                             REAL ESTATE      AB VPS
                                                             INVESTMENT    SMALL/MID CAP       ALL ASSET          ALL ASSET
                                                             PORTFOLIO** VALUE PORTFOLIO** AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50*
                                                             ----------- ----------------- ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $4,321,553     $2,851,680        $10,288,114         $2,835,848
Receivable for shares of the Portfolios sold................         --             --                 --                 24
Receivable for policy-related transactions..................      1,775          6,792             12,939                 --
                                                             ----------     ----------        -----------         ----------
   Total assets.............................................  4,323,328      2,858,472         10,301,053          2,835,872
                                                             ----------     ----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,702          6,746             12,853                 --
Payable for policy-related transactions.....................         --             --                 --                 24
                                                             ----------     ----------        -----------         ----------
   Total liabilities........................................      1,702          6,746             12,853                 24
                                                             ----------     ----------        -----------         ----------
NET ASSETS.................................................. $4,321,626     $2,851,726        $10,288,200         $2,835,848
                                                             ==========     ==========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $4,321,626     $2,851,726        $10,288,200         $  737,112
Retained by AXA Equitable in Separate Account No. 70........         --             --                 --          2,098,736
                                                             ----------     ----------        -----------         ----------
TOTAL NET ASSETS............................................ $4,321,626     $2,851,726        $10,288,200         $2,835,848
                                                             ==========     ==========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $4,429,785     $2,526,582        $10,250,103         $2,964,510


                                                                 ALL ASSET        ALL ASSET
                                                             AGGRESSIVE-ALT 75* GROWTH-ALT 20*
                                                             ------------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......     $3,033,625      $18,358,701
Receivable for shares of the Portfolios sold................             34               --
Receivable for policy-related transactions..................             --            9,661
                                                                 ----------      -----------
   Total assets.............................................      3,033,659       18,368,362
                                                                 ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --            9,661
Payable for policy-related transactions.....................             34               --
                                                                 ----------      -----------
   Total liabilities........................................             34            9,661
                                                                 ----------      -----------
NET ASSETS..................................................     $3,033,625      $18,358,701
                                                                 ==========      ===========

NET ASSETS:
Accumulation unit values....................................     $1,023,116      $18,358,673
Retained by AXA Equitable in Separate Account No. 70........      2,010,509               28
                                                                 ----------      -----------
TOTAL NET ASSETS............................................     $3,033,625      $18,358,701
                                                                 ==========      ===========

Investments in shares of the Portfolios, at cost............     $3,278,236      $18,491,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            AMERICAN
                                                                              ALPS | RED   CENTURY VP   AMERICAN
                                                               ALL ASSET     ROCKS LISTED  INFLATION   CENTURY VP
                                                                MODERATE    PRIVATE EQUITY PROTECTION LARGE COMPANY
                                                             GROWTH-ALT 15*   PORTFOLIO       FUND        VALUE
                                                             -------------- -------------- ---------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $15,064,609     $1,583,670   $4,317,396  $2,365,960
Receivable for shares of the Portfolios sold................       14,302             --           --       1,017
Receivable for policy-related transactions..................           --          1,332        3,627          --
                                                              -----------     ----------   ----------  ----------
   Total assets.............................................   15,078,911      1,585,002    4,321,023   2,366,977
                                                              -----------     ----------   ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          1,332        3,627          --
Payable for policy-related transactions.....................       14,229             --           --       1,017
                                                              -----------     ----------   ----------  ----------
   Total liabilities........................................       14,229          1,332        3,627       1,017
                                                              -----------     ----------   ----------  ----------
NET ASSETS..................................................  $15,064,682     $1,583,670   $4,317,396  $2,365,960
                                                              ===========     ==========   ==========  ==========

NET ASSETS:
Accumulation unit values....................................  $15,064,682     $1,582,394   $4,317,383  $2,365,037
Retained by AXA Equitable in Separate Account No. 70........           --          1,276           13         923
                                                              -----------     ----------   ----------  ----------
TOTAL NET ASSETS............................................  $15,064,682     $1,583,670   $4,317,396  $2,365,960
                                                              ===========     ==========   ==========  ==========

Investments in shares of the Portfolios, at cost............  $15,051,809     $1,501,680   $4,368,141  $2,134,697

                                                                            AMERICAN FUNDS
                                                                               INSURANCE
                                                                AMERICAN    SERIES(R) ASSET
                                                             CENTURY VP MID   ALLOCATION
                                                             CAP VALUE FUND    FUND/SM/
                                                             -------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $112,925,165    $27,035,047
Receivable for shares of the Portfolios sold................            --             --
Receivable for policy-related transactions..................       368,173          5,520
                                                              ------------    -----------
   Total assets.............................................   113,293,338     27,040,567
                                                              ------------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       385,134          5,520
Payable for policy-related transactions.....................            --             --
                                                              ------------    -----------
   Total liabilities........................................       385,134          5,520
                                                              ------------    -----------
NET ASSETS..................................................  $112,908,204    $27,035,047
                                                              ============    ===========

NET ASSETS:
Accumulation unit values....................................  $112,886,998    $27,035,047
Retained by AXA Equitable in Separate Account No. 70........        21,206             --
                                                              ------------    -----------
TOTAL NET ASSETS............................................  $112,908,204    $27,035,047
                                                              ============    ===========

Investments in shares of the Portfolios, at cost............  $ 99,704,411    $26,408,368

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                AMERICAN
                                                                                                 FUNDS
                                                                AMERICAN        AMERICAN       INSURANCE
                                                                 FUNDS           FUNDS         SERIES(R)      AMERICAN FUNDS
                                                               INSURANCE       INSURANCE      GLOBAL SMALL  INSURANCE SERIES(R)
                                                             SERIES(R) BOND SERIES(R) GLOBAL CAPITALIZATION    GROWTH-INCOME
                                                                FUND/SM/    GROWTH FUND/SM/     FUND/SM/         FUND/SM/
                                                             -------------- ---------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $39,988,038      $4,004,896     $12,238,077       $6,035,254
Receivable for shares of the Portfolios sold................           --              --              --               --
Receivable for policy-related transactions..................       42,949           3,485          56,884           21,699
                                                              -----------      ----------     -----------       ----------
   Total assets.............................................   40,030,987       4,008,381      12,294,961        6,056,953
                                                              -----------      ----------     -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       42,949           3,462          56,884           21,699
Payable for policy-related transactions.....................           --              --              --               --
                                                              -----------      ----------     -----------       ----------
   Total liabilities........................................       42,949           3,462          56,884           21,699
                                                              -----------      ----------     -----------       ----------
NET ASSETS..................................................  $39,988,038      $4,004,919     $12,238,077       $6,035,254
                                                              ===========      ==========     ===========       ==========

NET ASSETS:
Accumulation unit values....................................  $39,987,984      $4,004,919     $12,237,106       $6,035,130
Retained by AXA Equitable in Separate Account No. 70........           54              --             971              124
                                                              -----------      ----------     -----------       ----------
TOTAL NET ASSETS............................................  $39,988,038      $4,004,919     $12,238,077       $6,035,254
                                                              ===========      ==========     ===========       ==========

Investments in shares of the Portfolios, at cost............  $40,911,238      $4,301,126     $14,899,012       $6,255,263

                                                                             AMERICAN FUNDS
                                                             AMERICAN FUNDS    INSURANCE
                                                               INSURANCE       SERIES(R)
                                                               SERIES(R)      MANAGED RISK
                                                             INTERNATIONAL       ASSET
                                                               GROWTH AND      ALLOCATION
                                                             INCOME FUND/SM/    FUND/SM/
                                                             --------------  --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $3,228,846      $5,775,032
Receivable for shares of the Portfolios sold................           --             221
Receivable for policy-related transactions..................       28,456              --
                                                               ----------      ----------
   Total assets.............................................    3,257,302       5,775,253
                                                               ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       28,456              --
Payable for policy-related transactions.....................           --             221
                                                               ----------      ----------
   Total liabilities........................................       28,456             221
                                                               ----------      ----------
NET ASSETS..................................................   $3,228,846      $5,775,032
                                                               ==========      ==========

NET ASSETS:
Accumulation unit values....................................   $3,228,846      $5,774,871
Retained by AXA Equitable in Separate Account No. 70........           --             161
                                                               ----------      ----------
TOTAL NET ASSETS............................................   $3,228,846      $5,775,032
                                                               ==========      ==========

Investments in shares of the Portfolios, at cost............   $3,503,624      $5,784,292

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400     AXA 500     AXA 2000
                                                             SERIES(R) NEW    MANAGED     MANAGED      MANAGED   AXA AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY* VOLATILITY*  VOLATILITY*  ALLOCATION*
                                                             -------------- ----------- ------------ ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $36,229,861   $78,033,589 $175,397,772 $77,964,606  $20,960,588
Receivable for shares of the Portfolios sold................           --        35,593      485,423     141,708          825
Receivable for policy-related transactions..................       24,569            --           --          --           --
                                                              -----------   ----------- ------------ -----------  -----------
   Total assets.............................................   36,254,430    78,069,182  175,883,195  78,106,314   20,961,413
                                                              -----------   ----------- ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       24,569            --           --          --           --
Payable for policy-related transactions.....................           --        35,593      485,423     141,708          825
                                                              -----------   ----------- ------------ -----------  -----------
   Total liabilities........................................       24,569        35,593      485,423     141,708          825
                                                              -----------   ----------- ------------ -----------  -----------
NET ASSETS..................................................  $36,229,861   $78,033,589 $175,397,772 $77,964,606  $20,960,588
                                                              ===========   =========== ============ ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $36,229,444   $78,033,209 $175,396,237 $77,962,657  $20,960,069
Retained by AXA Equitable in Separate Account No. 70........          417           380        1,535       1,949          519
                                                              -----------   ----------- ------------ -----------  -----------
TOTAL NET ASSETS............................................  $36,229,861   $78,033,589 $175,397,772 $77,964,606  $20,960,588
                                                              ===========   =========== ============ ===========  ===========

Investments in shares of the Portfolios, at cost............  $38,278,878   $63,828,116 $140,356,479 $63,324,181  $20,941,197


                                                             AXA AGGRESSIVE
                                                               STRATEGY*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $2,709,395,091
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        620,020
                                                             --------------
   Total assets.............................................  2,710,015,111
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        616,937
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        616,937
                                                             --------------
NET ASSETS.................................................. $2,709,398,174
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $2,709,398,174
Retained by AXA Equitable in Separate Account No. 70........             --
                                                             --------------
TOTAL NET ASSETS............................................ $2,709,398,174
                                                             ==============

Investments in shares of the Portfolios, at cost............ $2,576,604,978

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                 AXA
                                                                             CONSERVATIVE      AXA        AXA GLOBAL
                                                              AXA BALANCED      GROWTH     CONSERVATIVE EQUITY MANAGED
                                                               STRATEGY*      STRATEGY*     STRATEGY*    VOLATILITY*
                                                             -------------- -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $2,791,398,512 $1,320,323,833 $792,724,476  $14,923,518
Receivable for shares of the Portfolios sold................             --        231,334           --           --
Receivable for policy-related transactions..................        185,424             --      355,996       15,747
                                                             -------------- -------------- ------------  -----------
   Total assets.............................................  2,791,583,936  1,320,555,167  793,080,472   14,939,265
                                                             -------------- -------------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        180,240             --      355,996       15,747
Payable for policy-related transactions.....................             --        231,334           --           --
                                                             -------------- -------------- ------------  -----------
   Total liabilities........................................        180,240        231,334      355,996       15,747
                                                             -------------- -------------- ------------  -----------
NET ASSETS.................................................. $2,791,403,696 $1,320,323,833 $792,724,476  $14,923,518
                                                             ============== ============== ============  ===========

NET ASSETS:
Accumulation unit values.................................... $2,791,403,696 $1,320,323,271 $792,717,195  $14,923,409
Retained by AXA Equitable in Separate Account No. 70........             --            562        7,281          109
                                                             -------------- -------------- ------------  -----------
TOTAL NET ASSETS............................................ $2,791,403,696 $1,320,323,833 $792,724,476  $14,923,518
                                                             ============== ============== ============  ===========

Investments in shares of the Portfolios, at cost............ $2,631,715,701 $1,264,797,482 $787,123,675  $13,789,181

                                                                                 AXA
                                                                            INTERNATIONAL
                                                               AXA GROWTH   CORE MANAGED
                                                               STRATEGY*     VOLATILITY*
                                                             -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $3,616,244,292  $11,706,648
Receivable for shares of the Portfolios sold................             --           --
Receivable for policy-related transactions..................        239,061       36,555
                                                             --------------  -----------
   Total assets.............................................  3,616,483,353   11,743,203
                                                             --------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        238,642       36,555
Payable for policy-related transactions.....................             --           --
                                                             --------------  -----------
   Total liabilities........................................        238,642       36,555
                                                             --------------  -----------
NET ASSETS.................................................. $3,616,244,711  $11,706,648
                                                             ==============  ===========

NET ASSETS:
Accumulation unit values.................................... $3,616,244,711  $11,704,732
Retained by AXA Equitable in Separate Account No. 70........             --        1,916
                                                             --------------  -----------
TOTAL NET ASSETS............................................ $3,616,244,711  $11,706,648
                                                             ==============  ===========

Investments in shares of the Portfolios, at cost............ $3,414,101,290  $11,963,758

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                  AXA           AXA                    AXA LARGE CAP
                                                             INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH
                                                                MANAGED    VALUE MANAGED CORE MANAGED     MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $109,748,521   $3,114,901    $9,344,385    $22,207,361
Receivable for shares of the Portfolios sold................      104,055        6,131         9,769         14,614
                                                             ------------   ----------    ----------    -----------
   Total assets.............................................  109,852,576    3,121,032     9,354,154     22,221,975
                                                             ------------   ----------    ----------    -----------

LIABILITIES:
Payable for policy-related transactions.....................      104,055        6,131         9,769         14,614
                                                             ------------   ----------    ----------    -----------
   Total liabilities........................................      104,055        6,131         9,769         14,614
                                                             ------------   ----------    ----------    -----------
NET ASSETS.................................................. $109,748,521   $3,114,901    $9,344,385    $22,207,361
                                                             ============   ==========    ==========    ===========

NET ASSETS:
Accumulation unit values.................................... $109,747,572   $3,114,643    $9,343,962    $22,206,556
Retained by AXA Equitable in Separate Account No. 70........          949          258           423            805
                                                             ------------   ----------    ----------    -----------
TOTAL NET ASSETS............................................ $109,748,521   $3,114,901    $9,344,385    $22,207,361
                                                             ============   ==========    ==========    ===========

Investments in shares of the Portfolios, at cost............ $112,392,217   $3,240,952    $8,433,966    $19,882,055

                                                             AXA LARGE CAP  AXA MID CAP
                                                             VALUE MANAGED VALUE MANAGED
                                                              VOLATILITY*   VOLATILITY*
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $23,899,771   $17,036,846
Receivable for shares of the Portfolios sold................       23,119         5,652
                                                              -----------   -----------
   Total assets.............................................   23,922,890    17,042,498
                                                              -----------   -----------

LIABILITIES:
Payable for policy-related transactions.....................       23,119         5,652
                                                              -----------   -----------
   Total liabilities........................................       23,119         5,652
                                                              -----------   -----------
NET ASSETS..................................................  $23,899,771   $17,036,846
                                                              ===========   ===========

NET ASSETS:
Accumulation unit values....................................  $23,899,763   $17,036,547
Retained by AXA Equitable in Separate Account No. 70........            8           299
                                                              -----------   -----------
TOTAL NET ASSETS............................................  $23,899,771   $17,036,846
                                                              ===========   ===========

Investments in shares of the Portfolios, at cost............  $20,189,427   $14,742,474

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                           AXA MODERATE
                                                             AXA MODERATE     GROWTH     AXA MODERATE-PLUS AXA NATURAL
                                                             ALLOCATION*    STRATEGY*       ALLOCATION*    RESOURCES*
                                                             ------------ -------------- ----------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $129,131,100 $5,886,343,423    $50,165,921    $5,680,105
Receivable for shares of the Portfolios sold................           --         10,526         85,723            --
Receivable for policy-related transactions..................       60,065             --             --         3,744
                                                             ------------ --------------    -----------    ----------
   Total assets.............................................  129,191,165  5,886,353,949     50,251,644     5,683,849
                                                             ------------ --------------    -----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       60,065             --             --         3,741
Payable for policy-related transactions.....................           --          7,067         85,723            --
                                                             ------------ --------------    -----------    ----------
   Total liabilities........................................       60,065          7,067         85,723         3,741
                                                             ------------ --------------    -----------    ----------
NET ASSETS.................................................. $129,131,100 $5,886,346,882    $50,165,921    $5,680,108
                                                             ============ ==============    ===========    ==========

NET ASSETS:
Accumulation unit values.................................... $129,069,263 $5,886,346,882    $50,155,052    $5,680,108
Retained by AXA Equitable in Separate Account No. 70........       61,837             --         10,869            --
                                                             ------------ --------------    -----------    ----------
TOTAL NET ASSETS............................................ $129,131,100 $5,886,346,882    $50,165,921    $5,680,108
                                                             ============ ==============    ===========    ==========

Investments in shares of the Portfolios, at cost............ $132,488,928 $5,393,389,516    $50,205,956    $5,317,225

                                                              AXA REAL   AXA SMARTBETA
                                                              ESTATE*       EQUITY*
                                                             ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $12,294,481  $12,809,499
Receivable for shares of the Portfolios sold................          --           --
Receivable for policy-related transactions..................      22,253        9,741
                                                             -----------  -----------
   Total assets.............................................  12,316,734   12,819,240
                                                             -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      22,163        9,741
Payable for policy-related transactions.....................          --           --
                                                             -----------  -----------
   Total liabilities........................................      22,163        9,741
                                                             -----------  -----------
NET ASSETS.................................................. $12,294,571  $12,809,499
                                                             ===========  ===========

NET ASSETS:
Accumulation unit values.................................... $12,294,571  $   954,829
Retained by AXA Equitable in Separate Account No. 70........          --   11,854,670
                                                             -----------  -----------
TOTAL NET ASSETS............................................ $12,294,571  $12,809,499
                                                             ===========  ===========

Investments in shares of the Portfolios, at cost............ $12,622,352  $11,604,075

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                        AXA/AB SHORT
                                                              AXA ULTRA                  AXA/AB DYNAMIC   DURATION
                                                             CONSERVATIVE AXA/AB DYNAMIC    MODERATE     GOVERNMENT  AXA/AB SMALL
                                                              STRATEGY*      GROWTH*        GROWTH*        BOND*     CAP GROWTH*
                                                             ------------ -------------- -------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $239,330,347  $338,901,138  $2,508,400,597  $1,661,977  $58,347,581
Receivable for shares of the Portfolios sold................           --            --         689,273          53       11,697
Receivable for policy-related transactions..................      918,993       437,170              --          --           --
                                                             ------------  ------------  --------------  ----------  -----------
   Total assets.............................................  240,249,340   339,338,308   2,509,089,870   1,662,030   58,359,278
                                                             ------------  ------------  --------------  ----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      918,993       436,782              --          --           --
Payable for policy-related transactions.....................           --            --         689,020          --       11,697
                                                             ------------  ------------  --------------  ----------  -----------
   Total liabilities........................................      918,993       436,782         689,020          --       11,697
                                                             ------------  ------------  --------------  ----------  -----------
NET ASSETS.................................................. $239,330,347  $338,901,526  $2,508,400,850  $1,662,030  $58,347,581
                                                             ============  ============  ==============  ==========  ===========

NET ASSETS:
Accumulation unit values.................................... $239,323,862  $338,901,526  $2,508,400,850  $1,662,030  $58,347,557
Retained by AXA Equitable in Separate Account No. 70........        6,485            --              --          --           24
                                                             ------------  ------------  --------------  ----------  -----------
TOTAL NET ASSETS............................................ $239,330,347  $338,901,526  $2,508,400,850  $1,662,030  $58,347,581
                                                             ============  ============  ==============  ==========  ===========

Investments in shares of the Portfolios, at cost............ $254,135,062  $329,101,828  $2,428,693,397  $1,665,125  $62,138,114

                                                             AXA/CLEARBRIDGE
                                                                LARGE CAP
                                                                 GROWTH*
                                                             ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $75,700,007
Receivable for shares of the Portfolios sold................        82,949
Receivable for policy-related transactions..................            --
                                                               -----------
   Total assets.............................................    75,782,956
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --
Payable for policy-related transactions.....................        82,949
                                                               -----------
   Total liabilities........................................        82,949
                                                               -----------
NET ASSETS..................................................   $75,700,007
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $75,699,227
Retained by AXA Equitable in Separate Account No. 70........           780
                                                               -----------
TOTAL NET ASSETS............................................   $75,700,007
                                                               ===========

Investments in shares of the Portfolios, at cost............   $83,198,476

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                       AXA/FRANKLIN
                                                             AXA/DOUBLELINE AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN
                                                             OPPORTUNISTIC    BALANCED     SMALL CAP    ALLOCATION     SACHS
                                                               CORE PLUS      MANAGED    VALUE MANAGED   MANAGED     STRATEGIC
                                                                 BOND*      VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                                                             -------------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $7,165,790    $9,610,272   $11,521,235  $13,044,937  $291,949,289
Receivable for shares of the Portfolios sold................           --         8,807        18,625        5,346            --
Receivable for policy-related transactions..................       25,363            --            --           --       443,734
                                                               ----------    ----------   -----------  -----------  ------------
   Total assets.............................................    7,191,153     9,619,079    11,539,860   13,050,283   292,393,023
                                                               ----------    ----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       25,363            --            --           --       443,186
Payable for policy-related transactions.....................           --         8,807        18,625        5,346            --
                                                               ----------    ----------   -----------  -----------  ------------
   Total liabilities........................................       25,363         8,807        18,625        5,346       443,186
                                                               ----------    ----------   -----------  -----------  ------------
NET ASSETS..................................................   $7,165,790    $9,610,272   $11,521,235  $13,044,937  $291,949,837
                                                               ==========    ==========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values....................................   $7,165,783    $9,610,055   $11,520,766  $13,044,694  $291,949,837
Retained by AXA Equitable in Separate Account No. 70........            7           217           469          243            --
                                                               ----------    ----------   -----------  -----------  ------------
TOTAL NET ASSETS............................................   $7,165,790    $9,610,272   $11,521,235  $13,044,937  $291,949,837
                                                               ==========    ==========   ===========  ===========  ============

Investments in shares of the Portfolios, at cost............   $7,272,869    $9,195,080   $ 9,240,114  $12,046,790  $281,974,677


                                                             AXA/INVESCO
                                                              STRATEGIC
                                                             ALLOCATION*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $160,824,363
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      186,935
                                                             ------------
   Total assets.............................................  161,011,298
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      186,763
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................      186,763
                                                             ------------
NET ASSETS.................................................. $160,824,535
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $160,824,535
Retained by AXA Equitable in Separate Account No. 70........           --
                                                             ------------
TOTAL NET ASSETS............................................ $160,824,535
                                                             ============

Investments in shares of the Portfolios, at cost............ $157,596,125

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                         AXA/MUTUAL
                                                                         AXA/LEGG MASON                  LARGE CAP
                                                              AXA/JANUS    STRATEGIC      AXA/LOOMIS   EQUITY MANAGED
                                                             ENTERPRISE*  ALLOCATION*   SAYLES GROWTH*  VOLATILITY*
                                                             ----------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $43,920,506  $51,474,597    $40,525,015     $4,277,908
Receivable for shares of the Portfolios sold................          --           --             --         14,485
Receivable for policy-related transactions..................       6,442       86,330         31,728             --
                                                             -----------  -----------    -----------     ----------
   Total assets.............................................  43,926,948   51,560,927     40,556,743      4,292,393
                                                             -----------  -----------    -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       6,442       86,134         31,728             --
Payable for policy-related transactions.....................          --           --             --         14,479
                                                             -----------  -----------    -----------     ----------
   Total liabilities........................................       6,442       86,134         31,728         14,479
                                                             -----------  -----------    -----------     ----------
NET ASSETS.................................................. $43,920,506  $51,474,793    $40,525,015     $4,277,914
                                                             ===========  ===========    ===========     ==========

NET ASSETS:
Accumulation unit values.................................... $43,920,208  $51,474,793    $40,506,757     $4,277,914
Retained by AXA Equitable in Separate Account No. 70........         298           --         18,258             --
                                                             -----------  -----------    -----------     ----------
TOTAL NET ASSETS............................................ $43,920,506  $51,474,793    $40,525,015     $4,277,914
                                                             ===========  ===========    ===========     ==========

Investments in shares of the Portfolios, at cost............ $49,765,385  $51,184,655    $40,329,971     $3,762,230

                                                             AXA/TEMPLETON    BLACKROCK
                                                             GLOBAL EQUITY     GLOBAL
                                                                MANAGED    ALLOCATION V.I.
                                                              VOLATILITY*       FUND
                                                             ------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $17,089,811   $105,417,273
Receivable for shares of the Portfolios sold................       11,842             --
Receivable for policy-related transactions..................           --          2,957
                                                              -----------   ------------
   Total assets.............................................   17,101,653    105,420,230
                                                              -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          2,957
Payable for policy-related transactions.....................       11,842             --
                                                              -----------   ------------
   Total liabilities........................................       11,842          2,957
                                                              -----------   ------------
NET ASSETS..................................................  $17,089,811   $105,417,273
                                                              ===========   ============

NET ASSETS:
Accumulation unit values....................................  $17,089,156   $105,415,782
Retained by AXA Equitable in Separate Account No. 70........          655          1,491
                                                              -----------   ------------
TOTAL NET ASSETS............................................  $17,089,811   $105,417,273
                                                              ===========   ============

Investments in shares of the Portfolios, at cost............  $15,625,648   $112,755,878

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                               BLACKROCK
                                                                GLOBAL        BLACKROCK     CHARTER/SM/   CHARTER/SM/
                                                             OPPORTUNITIES    LARGE CAP     AGGRESSIVE  ALTERNATIVE 100
                                                               V.I. FUND   GROWTH V.I. FUND  GROWTH*       MODERATE*
                                                             ------------- ---------------- ----------  ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,792,839     $33,555,268    $5,260,826    $8,197,248
Receivable for shares of the Portfolios sold................          --          11,336         2,523           110
Receivable for policy-related transactions..................      12,395              --            --            --
                                                              ----------     -----------    ----------    ----------
   Total assets.............................................   2,805,234      33,566,604     5,263,349     8,197,358
                                                              ----------     -----------    ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      12,395              --            --            --
Payable for policy-related transactions.....................          --          11,336         2,523           110
                                                              ----------     -----------    ----------    ----------
   Total liabilities........................................      12,395          11,336         2,523           110
                                                              ----------     -----------    ----------    ----------
NET ASSETS..................................................  $2,792,839     $33,555,268    $5,260,826    $8,197,248
                                                              ==========     ===========    ==========    ==========

NET ASSETS:
Accumulation unit values....................................  $2,792,766     $33,551,438    $5,260,794    $8,197,240
Retained by AXA Equitable in Separate Account No. 70........          73           3,830            32             8
                                                              ----------     -----------    ----------    ----------
TOTAL NET ASSETS............................................  $2,792,839     $33,555,268    $5,260,826    $8,197,248
                                                              ==========     ===========    ==========    ==========

Investments in shares of the Portfolios, at cost............  $2,831,498     $35,553,994    $5,213,145    $8,543,680


                                                              CHARTER/SM/  CHARTER/SM/
                                                             CONSERVATIVE*  GROWTH*
                                                             ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,928,585  $12,410,075
Receivable for shares of the Portfolios sold................           --           --
Receivable for policy-related transactions..................       11,077       44,906
                                                              -----------  -----------
   Total assets.............................................   28,939,662   12,454,981
                                                              -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       11,077       44,906
Payable for policy-related transactions.....................           --           --
                                                              -----------  -----------
   Total liabilities........................................       11,077       44,906
                                                              -----------  -----------
NET ASSETS..................................................  $28,928,585  $12,410,075
                                                              ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $28,928,580  $12,409,987
Retained by AXA Equitable in Separate Account No. 70........            5           88
                                                              -----------  -----------
TOTAL NET ASSETS............................................  $28,928,585  $12,410,075
                                                              ===========  ===========

Investments in shares of the Portfolios, at cost............  $29,084,481  $12,663,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             CHARTER/SM/  CHARTER/SM/   CHARTER/SM/              CHARTER/SM/
                                                               INCOME    INTEREST RATE INTERNATIONAL CHARTER/SM/  MODERATE
                                                             STRATEGIES*  STRATEGIES*    MODERATE*   MODERATE*    GROWTH*
                                                             ----------- ------------- ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $4,550,883   $4,220,141    $8,192,974   $23,611,490 $21,857,037
Receivable for shares of the Portfolios sold................      9,243          122            --            --          --
Receivable for policy-related transactions..................         --           --            90        27,379       9,238
                                                             ----------   ----------    ----------   ----------- -----------
   Total assets.............................................  4,560,126    4,220,263     8,193,064    23,638,869  21,866,275
                                                             ----------   ----------    ----------   ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --           --            90        27,343       9,167
Payable for policy-related transactions.....................      9,243          122            --            --          --
                                                             ----------   ----------    ----------   ----------- -----------
   Total liabilities........................................      9,243          122            90        27,343       9,167
                                                             ----------   ----------    ----------   ----------- -----------
NET ASSETS.................................................. $4,550,883   $4,220,141    $8,192,974   $23,611,526 $21,857,108
                                                             ==========   ==========    ==========   =========== ===========

NET ASSETS:
Accumulation unit values.................................... $3,271,391   $3,651,846    $2,311,723   $23,611,526 $21,857,108
Retained by AXA Equitable in Separate Account No. 70........  1,279,492      568,295     5,881,251            --          --
                                                             ----------   ----------    ----------   ----------- -----------
TOTAL NET ASSETS............................................ $4,550,883   $4,220,141    $8,192,974   $23,611,526 $21,857,108
                                                             ==========   ==========    ==========   =========== ===========

Investments in shares of the Portfolios, at cost............ $4,743,861   $4,380,647    $8,909,194   $23,900,325 $21,873,811

                                                             CHARTER/SM/
                                                             MULTI-SECTOR
                                                                BOND*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $1,938,710
Receivable for shares of the Portfolios sold................       7,540
Receivable for policy-related transactions..................          --
                                                              ----------
   Total assets.............................................   1,946,250
                                                              ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --
Payable for policy-related transactions.....................       7,540
                                                              ----------
   Total liabilities........................................       7,540
                                                              ----------
NET ASSETS..................................................  $1,938,710
                                                              ==========

NET ASSETS:
Accumulation unit values....................................  $1,938,292
Retained by AXA Equitable in Separate Account No. 70........         418
                                                              ----------
TOTAL NET ASSETS............................................  $1,938,710
                                                              ==========

Investments in shares of the Portfolios, at cost............  $2,021,402

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                      CLEARBRIDGE
                                                                                                       VARIABLE   CLEARBRIDGE
                                                                              CHARTER/SM/ CHARTER/SM/ AGGRESSIVE    VARIABLE
                                                             CHARTER/SM/ REAL SMALL CAP   SMALL CAP     GROWTH    APPRECIATION
                                                                ASSETS*        GROWTH*      VALUE*     PORTFOLIO   PORTFOLIO
                                                             --------------   ----------  ----------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,642,500     $7,997,375  $19,845,518 $45,224,891  $8,342,238
Receivable for shares of the Portfolios sold................       28,826          3,608       12,098          --          --
Receivable for policy-related transactions..................           --             --           --      21,028       8,041
                                                               ----------     ----------  ----------- -----------  ----------
   Total assets.............................................    4,671,326      8,000,983   19,857,616  45,245,919   8,350,279
                                                               ----------     ----------  ----------- -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --           --      21,028       8,041
Payable for policy-related transactions.....................       28,826          3,608       12,098          --          --
                                                               ----------     ----------  ----------- -----------  ----------
   Total liabilities........................................       28,826          3,608       12,098      21,028       8,041
                                                               ----------     ----------  ----------- -----------  ----------
NET ASSETS..................................................   $4,642,500     $7,997,375  $19,845,518 $45,224,891  $8,342,238
                                                               ==========     ==========  =========== ===========  ==========

NET ASSETS:
Accumulation unit values....................................   $1,270,450     $7,996,905  $19,843,189 $45,224,731  $8,342,203
Retained by AXA Equitable in Separate Account No. 70........    3,372,050            470        2,329         160          35
                                                               ----------     ----------  ----------- -----------  ----------
TOTAL NET ASSETS............................................   $4,642,500     $7,997,375  $19,845,518 $45,224,891  $8,342,238
                                                               ==========     ==========  =========== ===========  ==========

Investments in shares of the Portfolios, at cost............   $4,971,516     $7,231,022  $17,479,610 $51,547,957  $8,040,520

                                                             CLEARBRIDGE
                                                              VARIABLE
                                                              DIVIDEND
                                                              STRATEGY
                                                              PORTFOLIO
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $21,544,283
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................      77,666
                                                             -----------
   Total assets.............................................  21,621,949
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      77,662
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................      77,662
                                                             -----------
NET ASSETS.................................................. $21,544,287
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $21,544,287
Retained by AXA Equitable in Separate Account No. 70........          --
                                                             -----------
TOTAL NET ASSETS............................................ $21,544,287
                                                             ===========

Investments in shares of the Portfolios, at cost............ $20,070,893

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                              DELAWARE VIP(R)
                                                               CLEARBRIDGE    DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM
                                                             VARIABLE MID CAP   DIVERSIFIED      EMERGING       DIVERSIFIED
                                                                PORTFOLIO      INCOME SERIES  MARKETS SERIES   INCOME SERIES
                                                             ---------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $3,713,898      $13,365,984     $1,034,118      $9,026,344
Receivable for shares of the Portfolios sold................            --               --             --              --
Receivable for policy-related transactions..................         4,437           19,798            853           4,707
                                                                ----------      -----------     ----------      ----------
   Total assets.............................................     3,718,335       13,385,782      1,034,971       9,031,051
                                                                ----------      -----------     ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         4,336           19,798            853           4,707
Payable for policy-related transactions.....................            --               --             --              --
                                                                ----------      -----------     ----------      ----------
   Total liabilities........................................         4,336           19,798            853           4,707
                                                                ----------      -----------     ----------      ----------
NET ASSETS..................................................    $3,713,999      $13,365,984     $1,034,118      $9,026,344
                                                                ==========      ===========     ==========      ==========

NET ASSETS:
Accumulation unit values....................................    $3,713,999      $13,346,327     $1,031,969      $9,013,951
Retained by AXA Equitable in Separate Account No. 70........            --           19,657          2,149          12,393
                                                                ----------      -----------     ----------      ----------
TOTAL NET ASSETS............................................    $3,713,999      $13,365,984     $1,034,118      $9,026,344
                                                                ==========      ===========     ==========      ==========

Investments in shares of the Portfolios, at cost............    $3,604,788      $13,767,696     $1,025,368      $9,088,321

                                                             EATON VANCE VT EQ/BLACKROCK
                                                             FLOATING-RATE  BASIC VALUE
                                                              INCOME FUND     EQUITY*
                                                             -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $20,453,952   $139,389,410
Receivable for shares of the Portfolios sold................           --         24,023
Receivable for policy-related transactions..................       56,523             --
                                                              -----------   ------------
   Total assets.............................................   20,510,475    139,413,433
                                                              -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       55,239             --
Payable for policy-related transactions.....................           --         24,023
                                                              -----------   ------------
   Total liabilities........................................       55,239         24,023
                                                              -----------   ------------
NET ASSETS..................................................  $20,455,236   $139,389,410
                                                              ===========   ============

NET ASSETS:
Accumulation unit values....................................  $20,455,236   $139,365,654
Retained by AXA Equitable in Separate Account No. 70........           --         23,756
                                                              -----------   ------------
TOTAL NET ASSETS............................................  $20,455,236   $139,389,410
                                                              ===========   ============

Investments in shares of the Portfolios, at cost............  $20,129,810   $115,876,973

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                EQ/BOSTON    EQ/CAPITAL
                                                             ADVISORS EQUITY  GUARDIAN    EQ/COMMON   EQ/CONVERTIBLE EQ/CORE BOND
                                                                 INCOME*     RESEARCH*   STOCK INDEX*  SECURITIES*      INDEX*
                                                             --------------- ----------- ------------ -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $30,758,330   $16,891,824 $34,712,963    $9,678,718   $332,139,819
Receivable for shares of the Portfolios sold................         6,789         6,386          --            37        263,698
Receivable for policy-related transactions..................            --            --       1,865            --             --
                                                               -----------   ----------- -----------    ----------   ------------
   Total assets.............................................    30,765,119    16,898,210  34,714,828     9,678,755    332,403,517
                                                               -----------   ----------- -----------    ----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --            --       1,758            --             --
Payable for policy-related transactions.....................         6,789         6,386          --            37        263,698
                                                               -----------   ----------- -----------    ----------   ------------
   Total liabilities........................................         6,789         6,386       1,758            37        263,698
                                                               -----------   ----------- -----------    ----------   ------------
NET ASSETS..................................................   $30,758,330   $16,891,824 $34,713,070    $9,678,718   $332,139,819
                                                               ===========   =========== ===========    ==========   ============

NET ASSETS:
Accumulation unit values....................................   $30,757,784   $16,881,616 $34,713,070    $1,109,776   $332,135,674
Retained by AXA Equitable in Separate Account No. 70........           546        10,208          --     8,568,942          4,145
                                                               -----------   ----------- -----------    ----------   ------------
TOTAL NET ASSETS............................................   $30,758,330   $16,891,824 $34,713,070    $9,678,718   $332,139,819
                                                               ===========   =========== ===========    ==========   ============

Investments in shares of the Portfolios, at cost............   $33,951,150   $14,333,141 $31,209,362    $9,557,951   $339,304,262

                                                              EQ/EMERGING
                                                             MARKETS EQUITY
                                                                 PLUS*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,187,995
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................        1,767
                                                               ----------
   Total assets.............................................    4,189,762
                                                               ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        1,767
Payable for policy-related transactions.....................           --
                                                               ----------
   Total liabilities........................................        1,767
                                                               ----------
NET ASSETS..................................................   $4,187,995
                                                               ==========

NET ASSETS:
Accumulation unit values....................................   $4,187,950
Retained by AXA Equitable in Separate Account No. 70........           45
                                                               ----------
TOTAL NET ASSETS............................................   $4,187,995
                                                               ==========

Investments in shares of the Portfolios, at cost............   $4,277,736

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                            EQ/GAMCO
                                                                            EQ/EQUITY 500  MERGERS AND  EQ/GAMCO SMALL
                                                             EQ/ENERGY ETF*    INDEX*     ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,394,033   $210,571,274   $16,560,236   $246,501,163
Receivable for shares of the Portfolios sold................           --             --        17,764             --
Receivable for policy-related transactions..................        3,565        340,629            --         90,945
                                                               ----------   ------------   -----------   ------------
   Total assets.............................................    4,397,598    210,911,903    16,578,000    246,592,108
                                                               ----------   ------------   -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        3,565        340,629            --         90,839
Payable for policy-related transactions.....................           --             --        17,764             --
                                                               ----------   ------------   -----------   ------------
   Total liabilities........................................        3,565        340,629        17,764         90,839
                                                               ----------   ------------   -----------   ------------
NET ASSETS..................................................   $4,394,033   $210,571,274   $16,560,236   $246,501,269
                                                               ==========   ============   ===========   ============

NET ASSETS:
Accumulation unit values....................................   $3,046,645   $210,527,764   $16,526,059   $246,501,269
Retained by AXA Equitable in Separate Account No. 70........    1,347,388         43,510        34,177             --
                                                               ----------   ------------   -----------   ------------
TOTAL NET ASSETS............................................   $4,394,033   $210,571,274   $16,560,236   $246,501,269
                                                               ==========   ============   ===========   ============

Investments in shares of the Portfolios, at cost............   $4,594,471   $193,832,376   $16,669,201   $216,719,013

                                                             EQ/GLOBAL BOND EQ/HIGH YIELD
                                                                 PLUS*          BOND*
                                                             -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $10,102,402    $11,034,404
Receivable for shares of the Portfolios sold................        1,220             --
Receivable for policy-related transactions..................           --         10,186
                                                              -----------    -----------
   Total assets.............................................   10,103,622     11,044,590
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --         10,139
Payable for policy-related transactions.....................        1,220             --
                                                              -----------    -----------
   Total liabilities........................................        1,220         10,139
                                                              -----------    -----------
NET ASSETS..................................................  $10,102,402    $11,034,451
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $10,102,129    $11,034,451
Retained by AXA Equitable in Separate Account No. 70........          273             --
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $10,102,402    $11,034,451
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $11,033,507    $11,411,930

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                               EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO      VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*   OPPORTUNITIES*
                                                             --------------- ---------------- ----------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $126,942,332     $33,833,968    $36,376,499  $17,334,406
Receivable for shares of the Portfolios sold................        87,219              --             --       14,740
Receivable for policy-related transactions..................            --           5,834          4,141           --
                                                              ------------     -----------    -----------  -----------
   Total assets.............................................   127,029,551      33,839,802     36,380,640   17,349,146
                                                              ------------     -----------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --           5,831          4,141           --
Payable for policy-related transactions.....................        87,219              --             --       14,740
                                                              ------------     -----------    -----------  -----------
   Total liabilities........................................        87,219           5,831          4,141       14,740
                                                              ------------     -----------    -----------  -----------
NET ASSETS..................................................  $126,942,332     $33,833,971    $36,376,499  $17,334,406
                                                              ============     ===========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $126,941,091     $33,833,971    $36,375,442  $17,334,103
Retained by AXA Equitable in Separate Account No. 70........         1,241              --          1,057          303
                                                              ------------     -----------    -----------  -----------
TOTAL NET ASSETS............................................  $126,942,332     $33,833,971    $36,376,499  $17,334,406
                                                              ============     ===========    ===========  ===========

Investments in shares of the Portfolios, at cost............  $128,550,860     $39,958,528    $30,927,083  $13,702,878

                                                             EQ/LARGE CAP  EQ/LARGE CAP
                                                             GROWTH INDEX* VALUE INDEX*
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $43,072,877  $29,244,988
Receivable for shares of the Portfolios sold................           --           --
Receivable for policy-related transactions..................       71,137       20,667
                                                              -----------  -----------
   Total assets.............................................   43,144,014   29,265,655
                                                              -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       71,117       20,667
Payable for policy-related transactions.....................           --           --
                                                              -----------  -----------
   Total liabilities........................................       71,117       20,667
                                                              -----------  -----------
NET ASSETS..................................................  $43,072,897  $29,244,988
                                                              ===========  ===========

NET ASSETS:
Accumulation unit values....................................  $43,072,897  $29,218,457
Retained by AXA Equitable in Separate Account No. 70........           --       26,531
                                                              -----------  -----------
TOTAL NET ASSETS............................................  $43,072,897  $29,244,988
                                                              ===========  ===========

Investments in shares of the Portfolios, at cost............  $44,758,406  $27,577,885

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                  EQ/MFS
                                                             EQ/LOW VOLATILITY INTERNATIONAL                     EQ/MONEY
                                                                GLOBAL ETF*       GROWTH*    EQ/MID CAP INDEX*   MARKET*
                                                             ----------------- ------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $3,701,278      $32,014,642     $75,110,121    $153,750,582
Receivable for shares of the Portfolios sold................            59               --              --         378,686
Receivable for policy-related transactions..................            --            2,251         109,019              --
                                                                ----------      -----------     -----------    ------------
   Total assets.............................................     3,701,337       32,016,893      75,219,140     154,129,268
                                                                ----------      -----------     -----------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --            2,157         109,019              --
Payable for policy-related transactions.....................            59               --              --         378,686
                                                                ----------      -----------     -----------    ------------
   Total liabilities........................................            59            2,157         109,019         378,686
                                                                ----------      -----------     -----------    ------------
NET ASSETS..................................................    $3,701,278      $32,014,736     $75,110,121    $153,750,582
                                                                ==========      ===========     ===========    ============

NET ASSETS:
Accumulation unit values....................................    $1,768,606      $32,014,736     $75,066,656    $153,749,731
Retained by AXA Equitable in Separate Account No. 70........     1,932,672               --          43,465             851
                                                                ----------      -----------     -----------    ------------
TOTAL NET ASSETS............................................    $3,701,278      $32,014,736     $75,110,121    $153,750,582
                                                                ==========      ===========     ===========    ============

Investments in shares of the Portfolios, at cost............    $3,700,000      $33,267,675     $68,912,099    $153,750,893

                                                             EQ/OPPENHEIMER EQ/PIMCO GLOBAL
                                                                GLOBAL*      REAL RETURN*
                                                             -------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $53,905,534     $13,760,402
Receivable for shares of the Portfolios sold................       17,427              --
Receivable for policy-related transactions..................           --          52,131
                                                              -----------     -----------
   Total assets.............................................   53,922,961      13,812,533
                                                              -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --          52,131
Payable for policy-related transactions.....................       17,427              --
                                                              -----------     -----------
   Total liabilities........................................       17,427          52,131
                                                              -----------     -----------
NET ASSETS..................................................  $53,905,534     $13,760,402
                                                              ===========     ===========

NET ASSETS:
Accumulation unit values....................................  $53,905,430     $13,760,347
Retained by AXA Equitable in Separate Account No. 70........          104              55
                                                              -----------     -----------
TOTAL NET ASSETS............................................  $53,905,534     $13,760,402
                                                              ===========     ===========

Investments in shares of the Portfolios, at cost............  $52,705,082     $13,892,436

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              EQ/PIMCO                               EQ/T. ROWE
                                                             ULTRA SHORT EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH &
                                                                BOND*    BOND PLUS*  COMPANY INDEX*    STOCK*        INCOME*
                                                             ----------- ----------- -------------- ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $32,806,689 $26,773,306  $55,112,912   $140,777,711   $7,215,148
Receivable for shares of the Portfolios sold................       1,815          --           --             --       12,209
Receivable for policy-related transactions..................          --      24,244       57,025         33,878           --
                                                             ----------- -----------  -----------   ------------   ----------
   Total assets.............................................  32,808,504  26,797,550   55,169,937    140,811,589    7,227,357
                                                             ----------- -----------  -----------   ------------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --      24,244       57,025         33,878           --
Payable for policy-related transactions.....................       1,815          --           --             --       12,209
                                                             ----------- -----------  -----------   ------------   ----------
   Total liabilities........................................       1,815      24,244       57,025         33,878       12,209
                                                             ----------- -----------  -----------   ------------   ----------
NET ASSETS.................................................. $32,806,689 $26,773,306  $55,112,912   $140,777,711   $7,215,148
                                                             =========== ===========  ===========   ============   ==========

NET ASSETS:
Accumulation unit values.................................... $32,792,785 $26,772,923  $55,065,452   $140,777,593   $7,214,718
Retained by AXA Equitable in Separate Account No. 70........      13,904         383       47,460            118          430
                                                             ----------- -----------  -----------   ------------   ----------
TOTAL NET ASSETS............................................ $32,806,689 $26,773,306  $55,112,912   $140,777,711   $7,215,148
                                                             =========== ===========  ===========   ============   ==========

Investments in shares of the Portfolios, at cost............ $32,826,184 $27,186,103  $53,845,923   $127,475,552   $6,859,847

                                                                FEDERATED
                                                             HIGH INCOME BOND
                                                                 FUND II
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $14,776,950
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        25,696
                                                               -----------
   Total assets.............................................    14,802,646
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        25,696
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        25,696
                                                               -----------
NET ASSETS..................................................   $14,776,950
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $14,776,542
Retained by AXA Equitable in Separate Account No. 70........           408
                                                               -----------
TOTAL NET ASSETS............................................   $14,776,950
                                                               ===========

Investments in shares of the Portfolios, at cost............   $14,146,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                              FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                FEDERATED        MANAGER: GROWTH     CONTRAFUND(R)
                                                             KAUFMANN FUND II       PORTFOLIO          PORTFOLIO
                                                             ---------------- --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $4,197,027          $741,800         $142,394,469
Receivable for shares of the Portfolios sold................            --                29                   --
Receivable for policy-related transactions..................         2,877                --              127,720
                                                                ----------          --------         ------------
   Total assets.............................................     4,199,904           741,829          142,522,189
                                                                ----------          --------         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         2,877                --              127,720
Payable for policy-related transactions.....................            --                29                   --
                                                                ----------          --------         ------------
   Total liabilities........................................         2,877                29              127,720
                                                                ----------          --------         ------------
NET ASSETS..................................................    $4,197,027          $741,800         $142,394,469
                                                                ==========          ========         ============

NET ASSETS:
Accumulation unit values....................................    $4,196,262          $741,522         $142,370,894
Retained by AXA Equitable in Separate Account No. 70........           765               278               23,575
                                                                ----------          --------         ------------
TOTAL NET ASSETS............................................    $4,197,027          $741,800         $142,394,469
                                                                ==========          ========         ============

Investments in shares of the Portfolios, at cost............    $4,249,831          $679,632         $137,435,286

                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                              FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $598,705       $1,045,449      $1,209,902
Receivable for shares of the Portfolios sold................          24               40              47
Receivable for policy-related transactions..................          --               --              --
                                                                --------       ----------      ----------
   Total assets.............................................     598,729        1,045,489       1,209,949
                                                                --------       ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --               --              --
Payable for policy-related transactions.....................          24               40              47
                                                                --------       ----------      ----------
   Total liabilities........................................          24               40              47
                                                                --------       ----------      ----------
NET ASSETS..................................................    $598,705       $1,045,449      $1,209,902
                                                                ========       ==========      ==========

NET ASSETS:
Accumulation unit values....................................    $598,426       $1,045,193      $1,209,647
Retained by AXA Equitable in Separate Account No. 70........         279              256             255
                                                                --------       ----------      ----------
TOTAL NET ASSETS............................................    $598,705       $1,045,449      $1,209,902
                                                                ========       ==========      ==========

Investments in shares of the Portfolios, at cost............    $569,818       $1,011,537      $1,124,226

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP  FIRST TRUST MULTI
                                                              FREEDOM 2030       MID CAP     STRATEGIC INCOME INCOME ALLOCATION
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                             --------------- --------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $895,582       $68,773,900     $91,573,664       $2,852,058
Receivable for shares of the Portfolios sold................          36                --           4,796               --
Receivable for policy-related transactions..................          --            21,196              --                9
                                                                --------       -----------     -----------       ----------
   Total assets.............................................     895,618        68,795,096      91,578,460        2,852,067
                                                                --------       -----------     -----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --            21,196              --                9
Payable for policy-related transactions.....................          36                --           4,717               --
                                                                --------       -----------     -----------       ----------
   Total liabilities........................................          36            21,196           4,717                9
                                                                --------       -----------     -----------       ----------
NET ASSETS..................................................    $895,582       $68,773,900     $91,573,743       $2,852,058
                                                                ========       ===========     ===========       ==========

NET ASSETS:
Accumulation unit values....................................    $895,315       $68,756,780     $91,573,743       $2,852,053
Retained by AXA Equitable in Separate Account No. 70........         267            17,120              --                5
                                                                --------       -----------     -----------       ----------
TOTAL NET ASSETS............................................    $895,582       $68,773,900     $91,573,743       $2,852,058
                                                                ========       ===========     ===========       ==========

Investments in shares of the Portfolios, at cost............    $860,406       $68,483,370     $93,801,245       $2,778,991

                                                              FIRST TRUST/DOW
                                                             JONES DIVIDEND &  FRANKLIN FOUNDING
                                                             INCOME ALLOCATION FUNDS ALLOCATION
                                                                 PORTFOLIO         VIP FUND
                                                             ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $38,062,408       $18,653,467
Receivable for shares of the Portfolios sold................         63,203                --
Receivable for policy-related transactions..................             --             2,524
                                                                -----------       -----------
   Total assets.............................................     38,125,611        18,655,991
                                                                -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............             --             2,524
Payable for policy-related transactions.....................         63,157                --
                                                                -----------       -----------
   Total liabilities........................................         63,157             2,524
                                                                -----------       -----------
NET ASSETS..................................................    $38,062,454       $18,653,467
                                                                ===========       ===========

NET ASSETS:
Accumulation unit values....................................    $38,062,454       $18,653,262
Retained by AXA Equitable in Separate Account No. 70........             --               205
                                                                -----------       -----------
TOTAL NET ASSETS............................................    $38,062,454       $18,653,467
                                                                ===========       ===========

Investments in shares of the Portfolios, at cost............    $36,533,256       $18,986,370

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016



                                                                                             FRANKLIN RISING
                                                             FRANKLIN INCOME FRANKLIN MUTUAL    DIVIDENDS    FRANKLIN STRATEGIC
                                                                VIP FUND     SHARES VIP FUND    VIP FUND      INCOME VIP FUND
                                                             --------------- --------------- --------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $82,728,549     $13,697,808     $64,082,666      $59,266,765
Receivable for shares of the Portfolios sold................            --              --           1,464               --
Receivable for policy-related transactions..................       137,342             369              --           41,675
                                                               -----------     -----------     -----------      -----------
   Total assets.............................................    82,865,891      13,698,177      64,084,130       59,308,440
                                                               -----------     -----------     -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       137,342             369              --           41,675
Payable for policy-related transactions.....................            --              --           1,464               --
                                                               -----------     -----------     -----------      -----------
   Total liabilities........................................       137,342             369           1,464           41,675
                                                               -----------     -----------     -----------      -----------
NET ASSETS..................................................   $82,728,549     $13,697,808     $64,082,666      $59,266,765
                                                               ===========     ===========     ===========      ===========

NET ASSETS:
Accumulation unit values....................................   $82,728,549     $13,696,217     $64,082,606      $59,237,735
Retained by AXA Equitable in Separate Account No. 70........            --           1,591              60           29,030
                                                               -----------     -----------     -----------      -----------
TOTAL NET ASSETS............................................   $82,728,549     $13,697,808     $64,082,666      $59,266,765
                                                               ===========     ===========     ===========      ===========

Investments in shares of the Portfolios, at cost............   $83,620,875     $13,222,744     $66,948,781      $63,567,588

                                                                            GUGGENHEIM
                                                                            VIF GLOBAL
                                                             GOLDMAN SACHS    MANAGED
                                                              VIT MID CAP     FUTURES
                                                              VALUE FUND   STRATEGY FUND
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $31,473,672   $2,432,361
Receivable for shares of the Portfolios sold................           --        1,861
Receivable for policy-related transactions..................        9,466           --
                                                              -----------   ----------
   Total assets.............................................   31,483,138    2,434,222
                                                              -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        9,466           --
Payable for policy-related transactions.....................           --        1,861
                                                              -----------   ----------
   Total liabilities........................................        9,466        1,861
                                                              -----------   ----------
NET ASSETS..................................................  $31,473,672   $2,432,361
                                                              ===========   ==========

NET ASSETS:
Accumulation unit values....................................  $31,462,044   $2,431,982
Retained by AXA Equitable in Separate Account No. 70........       11,628          379
                                                              -----------   ----------
TOTAL NET ASSETS............................................  $31,473,672   $2,432,361
                                                              ===========   ==========

Investments in shares of the Portfolios, at cost............  $33,695,166   $2,836,754

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                               HARTFORD     HARTFORD    INVESCO V.I.
                                                               GUGGENHEIM      CAPITAL       GROWTH       AMERICAN
                                                             VIF MULTI-HEDGE APPRECIATION OPPORTUNITIES  FRANCHISE
                                                             STRATEGIES FUND   HLS FUND     HLS FUND        FUND
                                                             --------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $881,578     $12,576,833   $25,514,561    $494,537
Receivable for shares of the Portfolios sold................          36           1,948        16,445          19
Receivable for policy-related transactions..................          --              --            --          --
                                                                --------     -----------   -----------    --------
   Total assets.............................................     881,614      12,578,781    25,531,006     494,556
                                                                --------     -----------   -----------    --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --              --            --          --
Payable for policy-related transactions.....................          36           1,879        16,388          19
                                                                --------     -----------   -----------    --------
   Total liabilities........................................          36           1,879        16,388          19
                                                                --------     -----------   -----------    --------
NET ASSETS..................................................    $881,578     $12,576,902   $25,514,618    $494,537
                                                                ========     ===========   ===========    ========

NET ASSETS:
Accumulation unit values....................................    $881,530     $12,576,902   $25,514,618    $461,128
Retained by AXA Equitable in Separate Account No. 70........          48              --            --      33,409
                                                                --------     -----------   -----------    --------
TOTAL NET ASSETS............................................    $881,578     $12,576,902   $25,514,618    $494,537
                                                                ========     ===========   ===========    ========

Investments in shares of the Portfolios, at cost............    $852,440     $13,800,097   $29,342,860    $532,955

                                                             INVESCO V.I.  INVESCO V.I.
                                                             BALANCED-RISK DIVERSIFIED
                                                              ALLOCATION     DIVIDEND
                                                                 FUND          FUND
                                                             ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $8,909,821   $68,918,516
Receivable for shares of the Portfolios sold................         292            --
Receivable for policy-related transactions..................          --        95,672
                                                              ----------   -----------
   Total assets.............................................   8,910,113    69,014,188
                                                              ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --        95,615
Payable for policy-related transactions.....................         206            --
                                                              ----------   -----------
   Total liabilities........................................         206        95,615
                                                              ----------   -----------
NET ASSETS..................................................  $8,909,907   $68,918,573
                                                              ==========   ===========

NET ASSETS:
Accumulation unit values....................................  $8,909,907   $68,918,573
Retained by AXA Equitable in Separate Account No. 70........          --            --
                                                              ----------   -----------
TOTAL NET ASSETS............................................  $8,909,907   $68,918,573
                                                              ==========   ===========

Investments in shares of the Portfolios, at cost............  $8,768,205   $62,413,516

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                             INVESCO V.I.
                                                              EQUITY AND
                                                                INCOME    INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL
                                                                 FUND      HEALTH CARE FUND    REAL ESTATE FUND
                                                             ------------ ------------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $9,383,419      $3,391,383          $74,983,777
Receivable for shares of the Portfolios sold................          --              --                8,610
Receivable for policy-related transactions..................       8,298           4,068                   --
                                                              ----------      ----------          -----------
   Total assets.............................................   9,391,717       3,395,451           74,992,387
                                                              ----------      ----------          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       8,298           4,068                   --
Payable for policy-related transactions.....................          --              --                8,610
                                                              ----------      ----------          -----------
   Total liabilities........................................       8,298           4,068                8,610
                                                              ----------      ----------          -----------
NET ASSETS..................................................  $9,383,419      $3,391,383          $74,983,777
                                                              ==========      ==========          ===========

NET ASSETS:
Accumulation unit values....................................  $9,383,419      $3,381,197          $74,983,353
Retained by AXA Equitable in Separate Account No. 70........          --          10,186                  424
                                                              ----------      ----------          -----------
TOTAL NET ASSETS............................................  $9,383,419      $3,391,383          $74,983,777
                                                              ==========      ==========          ===========

Investments in shares of the Portfolios, at cost............  $8,842,428      $4,445,269          $74,446,787

                                                                               INVESCO V.I.
                                                             INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP
                                                                YIELD FUND      GROWTH FUND    CORE EQUITY FUND
                                                             ----------------- ------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $38,847,617     $43,251,331      $11,668,956
Receivable for shares of the Portfolios sold................             --           7,970              386
Receivable for policy-related transactions..................         37,816              --               --
                                                                -----------     -----------      -----------
   Total assets.............................................     38,885,433      43,259,301       11,669,342
                                                                -----------     -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         37,758              --               --
Payable for policy-related transactions.....................             --           7,970              386
                                                                -----------     -----------      -----------
   Total liabilities........................................         37,758           7,970              386
                                                                -----------     -----------      -----------
NET ASSETS..................................................    $38,847,675     $43,251,331      $11,668,956
                                                                ===========     ===========      ===========

NET ASSETS:
Accumulation unit values....................................    $38,847,675     $43,251,326      $11,668,618
Retained by AXA Equitable in Separate Account No. 70........             --               5              338
                                                                -----------     -----------      -----------
TOTAL NET ASSETS............................................    $38,847,675     $43,251,331      $11,668,956
                                                                ===========     ===========      ===========

Investments in shares of the Portfolios, at cost............    $39,626,621     $43,960,302      $12,458,720

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                             INVESCO V.I. SMALL IVY VIP ASSET IVY VIP DIVIDEND   IVY VIP
                                                              CAP EQUITY FUND     STRATEGY     OPPORTUNITIES     ENERGY
                                                             ------------------ ------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $15,414,495      $35,327,079    $15,366,133    $42,229,503
Receivable for shares of the Portfolios sold................             --           45,008         18,637          2,861
Receivable for policy-related transactions..................         31,080               --             --             --
                                                                -----------      -----------    -----------    -----------
   Total assets.............................................     15,445,575       35,372,087     15,384,770     42,232,364
                                                                -----------      -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         31,080               --             --             --
Payable for policy-related transactions.....................             --           45,008         18,637          2,861
                                                                -----------      -----------    -----------    -----------
   Total liabilities........................................         31,080           45,008         18,637          2,861
                                                                -----------      -----------    -----------    -----------
NET ASSETS..................................................    $15,414,495      $35,327,079    $15,366,133    $42,229,503
                                                                ===========      ===========    ===========    ===========

NET ASSETS:
Accumulation unit values....................................    $15,414,371      $35,326,499    $15,365,285    $42,229,238
Retained by AXA Equitable in Separate Account No. 70........            124              580            848            265
                                                                -----------      -----------    -----------    -----------
TOTAL NET ASSETS............................................    $15,414,495      $35,327,079    $15,366,133    $42,229,503
                                                                ===========      ===========    ===========    ===========

Investments in shares of the Portfolios, at cost............    $17,190,450      $45,220,161    $15,589,101    $39,523,000

                                                             IVY VIP GLOBAL
                                                                NATURAL     IVY VIP HIGH
                                                               RESOURCES       INCOME
                                                             -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $11,075,146   $122,661,086
Receivable for shares of the Portfolios sold................           --             --
Receivable for policy-related transactions..................        4,385         36,367
                                                              -----------   ------------
   Total assets.............................................   11,079,531    122,697,453
                                                              -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        4,385         36,367
Payable for policy-related transactions.....................           --             --
                                                              -----------   ------------
   Total liabilities........................................        4,385         36,367
                                                              -----------   ------------
NET ASSETS..................................................  $11,075,146   $122,661,086
                                                              ===========   ============

NET ASSETS:
Accumulation unit values....................................  $11,070,033   $122,653,783
Retained by AXA Equitable in Separate Account No. 70........        5,113          7,303
                                                              -----------   ------------
TOTAL NET ASSETS............................................  $11,075,146   $122,661,086
                                                              ===========   ============

Investments in shares of the Portfolios, at cost............  $12,104,434   $127,991,122

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                                                           IVY VIP SCIENCE
                                                             IVY VIP MICRO IVY VIP MID CAP       AND       IVY VIP SMALL
                                                              CAP GROWTH       GROWTH        TECHNOLOGY     CAP GROWTH
                                                             ------------- --------------- --------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $2,706,904     $44,464,972     $62,467,606    $23,084,446
Receivable for shares of the Portfolios sold................          --          11,149              --          7,114
Receivable for policy-related transactions..................         403              --             459             --
                                                              ----------     -----------     -----------    -----------
   Total assets.............................................   2,707,307      44,476,121      62,468,065     23,091,560
                                                              ----------     -----------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         403              --             459             --
Payable for policy-related transactions.....................          --          11,149              --          7,114
                                                              ----------     -----------     -----------    -----------
   Total liabilities........................................         403          11,149             459          7,114
                                                              ----------     -----------     -----------    -----------
NET ASSETS..................................................  $2,706,904     $44,464,972     $62,467,606    $23,084,446
                                                              ==========     ===========     ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $2,706,814     $44,464,910     $62,466,586    $23,076,968
Retained by AXA Equitable in Separate Account No. 70........          90              62           1,020          7,478
                                                              ----------     -----------     -----------    -----------
TOTAL NET ASSETS............................................  $2,706,904     $44,464,972     $62,467,606    $23,084,446
                                                              ==========     ===========     ===========    ===========

Investments in shares of the Portfolios, at cost............  $2,772,690     $46,510,338     $65,627,789    $26,471,120

                                                                              JANUS ASPEN
                                                               JANUS ASPEN      SERIES
                                                             SERIES BALANCED FLEXIBLE BOND
                                                                PORTFOLIO      PORTFOLIO
                                                             --------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $34,954,353    $22,530,745
Receivable for shares of the Portfolios sold................         5,898         61,225
Receivable for policy-related transactions..................            --             --
                                                               -----------    -----------
   Total assets.............................................    34,960,251     22,591,970
                                                               -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --             --
Payable for policy-related transactions.....................         5,898         61,225
                                                               -----------    -----------
   Total liabilities........................................         5,898         61,225
                                                               -----------    -----------
NET ASSETS..................................................   $34,954,353    $22,530,745
                                                               ===========    ===========

NET ASSETS:
Accumulation unit values....................................   $34,954,341    $22,530,696
Retained by AXA Equitable in Separate Account No. 70........            12             49
                                                               -----------    -----------
TOTAL NET ASSETS............................................   $34,954,353    $22,530,745
                                                               ===========    ===========

Investments in shares of the Portfolios, at cost............   $34,533,397    $23,078,537

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                               JANUS ASPEN      JPMORGAN
                                                                 SERIES      INSURANCE TRUST    JPMORGAN
                                                             INTECH U.S. LOW     GLOBAL      INSURANCE TRUST LAZARD RETIREMENT
                                                               VOLATILITY      ALLOCATION    INCOME BUILDER  EMERGING MARKETS
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO    EQUITY PORTFOLIO
                                                             --------------- --------------- --------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $8,175,915      $12,782,702     $9,800,659       $77,798,404
Receivable for shares of the Portfolios sold................           --              437            336                --
Receivable for policy-related transactions..................      199,738               --             --            11,370
                                                               ----------      -----------     ----------       -----------
   Total assets.............................................    8,375,653       12,783,139      9,800,995        77,809,774
                                                               ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      199,738               --             --            11,370
Payable for policy-related transactions.....................           --              437            336                --
                                                               ----------      -----------     ----------       -----------
   Total liabilities........................................      199,738              437            336            11,370
                                                               ----------      -----------     ----------       -----------
NET ASSETS..................................................   $8,175,915      $12,782,702     $9,800,659       $77,798,404
                                                               ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values....................................   $8,175,884      $12,782,659     $9,800,490       $77,784,686
Retained by AXA Equitable in Separate Account No. 70........           31               43            169            13,718
                                                               ----------      -----------     ----------       -----------
TOTAL NET ASSETS............................................   $8,175,915      $12,782,702     $9,800,659       $77,798,404
                                                               ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost............   $7,928,391      $12,695,696     $9,804,174       $84,179,785

                                                              LORD ABBETT
                                                             SERIES FUND -  LORD ABBETT
                                                                 BOND      SERIES FUND -
                                                               DEBENTURE   CLASSIC STOCK
                                                               PORTFOLIO     PORTFOLIO
                                                             ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $93,139,904   $4,366,459
Receivable for shares of the Portfolios sold................           --          192
Receivable for policy-related transactions..................       62,516           --
                                                              -----------   ----------
   Total assets.............................................   93,202,420    4,366,651
                                                              -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       62,450           --
Payable for policy-related transactions.....................           --          192
                                                              -----------   ----------
   Total liabilities........................................       62,450          192
                                                              -----------   ----------
NET ASSETS..................................................  $93,139,970   $4,366,459
                                                              ===========   ==========

NET ASSETS:
Accumulation unit values....................................  $93,139,970   $4,366,224
Retained by AXA Equitable in Separate Account No. 70........           --          235
                                                              -----------   ----------
TOTAL NET ASSETS............................................  $93,139,970   $4,366,459
                                                              ===========   ==========

Investments in shares of the Portfolios, at cost............  $93,882,330   $4,782,415

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              LORD ABBETT
                                                             SERIES FUND -                                   MFS(R)
                                                                GROWTH         MFS(R)         MFS(R)     MASSACHUSETTS
                                                             OPPORTUNITIES  INTERNATIONAL   INVESTORS   INVESTORS GROWTH
                                                               PORTFOLIO   VALUE PORTFOLIO TRUST SERIES STOCK PORTFOLIO
                                                             ------------- --------------- ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $4,377,301    $172,253,286   $10,278,485    $10,888,864
Receivable for shares of the Portfolios sold................         177              --            --             --
Receivable for policy-related transactions..................          --          82,123         4,228         12,882
                                                              ----------    ------------   -----------    -----------
   Total assets.............................................   4,377,478     172,335,409    10,282,713     10,901,746
                                                              ----------    ------------   -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --          82,123         4,228         12,882
Payable for policy-related transactions.....................         177              --            --             --
                                                              ----------    ------------   -----------    -----------
   Total liabilities........................................         177          82,123         4,228         12,882
                                                              ----------    ------------   -----------    -----------
NET ASSETS..................................................  $4,377,301    $172,253,286   $10,278,485    $10,888,864
                                                              ==========    ============   ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $4,376,506    $172,235,598   $10,278,454    $10,888,318
Retained by AXA Equitable in Separate Account No. 70........         795          17,688            31            546
                                                              ----------    ------------   -----------    -----------
TOTAL NET ASSETS............................................  $4,377,301    $172,253,286   $10,278,485    $10,888,864
                                                              ==========    ============   ===========    ===========

Investments in shares of the Portfolios, at cost............  $4,820,277    $166,308,504   $10,631,375    $12,363,845


                                                               MFS(R)     MFS(R)
                                                              RESEARCH  TECHNOLOGY
                                                               SERIES   PORTFOLIO
                                                             ---------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,712,000 $21,844,805
Receivable for shares of the Portfolios sold................         --          --
Receivable for policy-related transactions..................     11,453         188
                                                             ---------- -----------
   Total assets.............................................  1,723,453  21,844,993
                                                             ---------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     11,453         188
Payable for policy-related transactions.....................         --          --
                                                             ---------- -----------
   Total liabilities........................................     11,453         188
                                                             ---------- -----------
NET ASSETS.................................................. $1,712,000 $21,844,805
                                                             ========== ===========

NET ASSETS:
Accumulation unit values.................................... $1,711,964 $21,844,397
Retained by AXA Equitable in Separate Account No. 70........         36         408
                                                             ---------- -----------
TOTAL NET ASSETS............................................ $1,712,000 $21,844,805
                                                             ========== ===========

Investments in shares of the Portfolios, at cost............ $1,795,311 $18,956,405

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                                  MFS(R)         MFS(R)       MULTIMANAGER    MULTIMANAGER
                                                             UTILITIES SERIES VALUE SERIES AGGRESSIVE EQUITY*  CORE BOND*
                                                             ---------------- ------------ ------------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $46,478,965    $13,803,896     $13,531,207     $102,096,858
Receivable for shares of the Portfolios sold................            --             --              --           44,618
Receivable for policy-related transactions..................           643         39,474          18,102               --
                                                               -----------    -----------     -----------     ------------
   Total assets.............................................    46,479,608     13,843,370      13,549,309      102,141,476
                                                               -----------    -----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           643         39,463          18,102               --
Payable for policy-related transactions.....................            --             --              --           44,618
                                                               -----------    -----------     -----------     ------------
   Total liabilities........................................           643         39,463          18,102           44,618
                                                               -----------    -----------     -----------     ------------
NET ASSETS..................................................   $46,478,965    $13,803,907     $13,531,207     $102,096,858
                                                               ===========    ===========     ===========     ============

NET ASSETS:
Accumulation unit values....................................   $46,478,781    $13,803,907     $13,495,411     $102,096,166
Retained by AXA Equitable in Separate Account No. 70........           184             --          35,796              692
                                                               -----------    -----------     -----------     ------------
TOTAL NET ASSETS............................................   $46,478,965    $13,803,907     $13,531,207     $102,096,858
                                                               ===========    ===========     ===========     ============

Investments in shares of the Portfolios, at cost............   $53,431,236    $13,791,011     $11,870,269     $104,642,955

                                                             MULTIMANAGER MULTIMANAGER
                                                               MID CAP      MID CAP
                                                               GROWTH*       VALUE*
                                                             ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,481,577  $18,341,123
Receivable for shares of the Portfolios sold................       3,706        7,118
Receivable for policy-related transactions..................          --           --
                                                             -----------  -----------
   Total assets.............................................  16,485,283   18,348,241
                                                             -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --           --
Payable for policy-related transactions.....................       3,706        7,091
                                                             -----------  -----------
   Total liabilities........................................       3,706        7,091
                                                             -----------  -----------
NET ASSETS.................................................. $16,481,577  $18,341,150
                                                             ===========  ===========

NET ASSETS:
Accumulation unit values.................................... $16,481,388  $18,341,150
Retained by AXA Equitable in Separate Account No. 70........         189           --
                                                             -----------  -----------
TOTAL NET ASSETS............................................ $16,481,577  $18,341,150
                                                             ===========  ===========

Investments in shares of the Portfolios, at cost............ $17,240,415  $16,083,763

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                          NEUBERGER BERMAN
                                                                          ABSOLUTE RETURN  NEUBERGER BERMAN
                                                             MULTIMANAGER  MULTI-MANAGER    INTERNATIONAL
                                                             TECHNOLOGY*     PORTFOLIO     EQUITY PORTFOLIO
                                                             ------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $24,375,593     $1,877,923       $3,062,293
Receivable for shares of the Portfolios sold................          --             --              114
Receivable for policy-related transactions..................      52,210            404               --
                                                             -----------     ----------       ----------
   Total assets.............................................  24,427,803      1,878,327        3,062,407
                                                             -----------     ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      52,191            355               --
Payable for policy-related transactions.....................          --             --              114
                                                             -----------     ----------       ----------
   Total liabilities........................................      52,191            355              114
                                                             -----------     ----------       ----------
NET ASSETS.................................................. $24,375,612     $1,877,972       $3,062,293
                                                             ===========     ==========       ==========

NET ASSETS:
Accumulation unit values.................................... $24,375,612     $1,877,972       $3,062,293
Retained by AXA Equitable in Separate Account No. 70........          --             --               --
                                                             -----------     ----------       ----------
TOTAL NET ASSETS............................................ $24,375,612     $1,877,972       $3,062,293
                                                             ===========     ==========       ==========

Investments in shares of the Portfolios, at cost............ $23,363,273     $1,942,872       $3,199,232

                                                                                       PIMCO        PIMCO
                                                                     PIMCO            EMERGING   GLOBAL BOND
                                                             COMMODITYREALRETURN(R) MARKETS BOND  PORTFOLIO
                                                               STRATEGY PORTFOLIO    PORTFOLIO   (UNHEDGED)
                                                             ---------------------- ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $17,631,313       $19,133,174  $1,615,460
Receivable for shares of the Portfolios sold................               --                --         382
Receivable for policy-related transactions..................            5,057            14,265          --
                                                                  -----------       -----------  ----------
   Total assets.............................................       17,636,370        19,147,439   1,615,842
                                                                  -----------       -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            5,057            14,265          --
Payable for policy-related transactions.....................               --                --         382
                                                                  -----------       -----------  ----------
   Total liabilities........................................            5,057            14,265         382
                                                                  -----------       -----------  ----------
NET ASSETS..................................................      $17,631,313       $19,133,174  $1,615,460
                                                                  ===========       ===========  ==========

NET ASSETS:
Accumulation unit values....................................      $17,609,346       $19,107,297  $1,615,343
Retained by AXA Equitable in Separate Account No. 70........           21,967            25,877         117
                                                                  -----------       -----------  ----------
TOTAL NET ASSETS............................................      $17,631,313       $19,133,174  $1,615,460
                                                                  ===========       ===========  ==========

Investments in shares of the Portfolios, at cost............      $23,610,902       $20,389,416  $1,659,275

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                PIMCO
                                                               GLOBAL
                                                             MULTI-ASSET
                                                               MANAGED      PIMCO       PIMCO
                                                             ALLOCATION  REAL RETURN TOTAL RETURN PROFUND   PROFUND VP
                                                              PORTFOLIO   PORTFOLIO   PORTFOLIO   VP BEAR  BIOTECHNOLOGY
                                                             ----------- ----------- ------------ -------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,275,120  $58,515,133 $154,482,951 $213,983  $43,369,528
Receivable for shares of the Portfolios sold................         43           --       95,759        8        3,876
Receivable for policy-related transactions..................         --       21,511           --       --           --
                                                             ----------  ----------- ------------ --------  -----------
   Total assets.............................................  1,275,163   58,536,644  154,578,710  213,991   43,373,404
                                                             ----------  ----------- ------------ --------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       21,511           --       --           --
Payable for policy-related transactions.....................         43           --       95,759        8        3,876
                                                             ----------  ----------- ------------ --------  -----------
   Total liabilities........................................         43       21,511       95,759        8        3,876
                                                             ----------  ----------- ------------ --------  -----------
NET ASSETS.................................................. $1,275,120  $58,515,133 $154,482,951 $213,983  $43,369,528
                                                             ==========  =========== ============ ========  ===========

NET ASSETS:
Accumulation unit values.................................... $1,275,105  $58,512,280 $154,464,667 $212,555  $43,361,182
Retained by AXA Equitable in Separate Account No. 70........         15        2,853       18,284    1,428        8,346
                                                             ----------  ----------- ------------ --------  -----------
TOTAL NET ASSETS............................................ $1,275,120  $58,515,133 $154,482,951 $213,983  $43,369,528
                                                             ==========  =========== ============ ========  ===========

Investments in shares of the Portfolios, at cost............ $1,269,646  $63,583,777 $161,251,169 $251,021  $49,525,328


                                                             PUTNAM VT
                                                              ABSOLUTE
                                                             RETURN 500
                                                                FUND
                                                             ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $2,145,266
Receivable for shares of the Portfolios sold................         --
Receivable for policy-related transactions..................      2,501
                                                             ----------
   Total assets.............................................  2,147,767
                                                             ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      2,470
Payable for policy-related transactions.....................         --
                                                             ----------
   Total liabilities........................................      2,470
                                                             ----------
NET ASSETS.................................................. $2,145,297
                                                             ==========

NET ASSETS:
Accumulation unit values.................................... $2,145,297
Retained by AXA Equitable in Separate Account No. 70........         --
                                                             ----------
TOTAL NET ASSETS............................................ $2,145,297
                                                             ==========

Investments in shares of the Portfolios, at cost............ $2,191,180

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                              PUTNAM VT   PUTNAM VT             QS LEGG MASON    SEI VP
                                                             DIVERSIFIED GLOBAL ASSET PUTNAM VT    DYNAMIC      BALANCED
                                                               INCOME     ALLOCATION  RESEARCH  MULTI-STRATEGY  STRATEGY
                                                                FUND         FUND       FUND    VIT PORTFOLIO     FUND
                                                             ----------- ------------ --------- -------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,624,154   $2,120,281  $113,629    $3,153,322   $7,179,196
Receivable for shares of the Portfolios sold................         --           66         4            --           --
Receivable for policy-related transactions..................     10,306           --        --         1,173          180
                                                             ----------   ----------  --------    ----------   ----------
   Total assets.............................................  7,634,460    2,120,347   113,633     3,154,495    7,179,376
                                                             ----------   ----------  --------    ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     10,306           --        --         1,153          180
Payable for policy-related transactions.....................         --           --        --            --           --
                                                             ----------   ----------  --------    ----------   ----------
   Total liabilities........................................     10,306           --        --         1,153          180
                                                             ----------   ----------  --------    ----------   ----------
NET ASSETS.................................................. $7,624,154   $2,120,347  $113,633    $3,153,342   $7,179,196
                                                             ==========   ==========  ========    ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $7,624,100   $2,120,347  $113,633    $3,153,342   $7,178,496
Retained by AXA Equitable in Separate Account No. 70........         54           --        --            --          700
                                                             ----------   ----------  --------    ----------   ----------
TOTAL NET ASSETS............................................ $7,624,154   $2,120,347  $113,633    $3,153,342   $7,179,196
                                                             ==========   ==========  ========    ==========   ==========

Investments in shares of the Portfolios, at cost............ $7,351,041   $2,100,489  $101,937    $3,382,242   $7,337,838

                                                                SEI VP
                                                             CONSERVATIVE
                                                               STRATEGY
                                                                 FUND
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $12,089,778
Receivable for shares of the Portfolios sold................          --
Receivable for policy-related transactions..................          96
                                                             -----------
   Total assets.............................................  12,089,874
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          96
Payable for policy-related transactions.....................          --
                                                             -----------
   Total liabilities........................................          96
                                                             -----------
NET ASSETS.................................................. $12,089,778
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $12,089,733
Retained by AXA Equitable in Separate Account No. 70........          45
                                                             -----------
TOTAL NET ASSETS............................................ $12,089,778
                                                             ===========

Investments in shares of the Portfolios, at cost............ $12,137,630

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


                                                                SEI VP        SEI VP        SEI VP     T. ROWE PRICE
                                                             MARKET GROWTH  MARKET PLUS    MODERATE    EQUITY INCOME
                                                             STRATEGY FUND STRATEGY FUND STRATEGY FUND PORTFOLIO-II
                                                             ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $7,487,589    $1,780,422    $12,143,527   $4,567,999
Receivable for shares of the Portfolios sold................         251            60            400           --
Receivable for policy-related transactions..................          --            --             --          580
                                                              ----------    ----------    -----------   ----------
   Total assets.............................................   7,487,840     1,780,482     12,143,927    4,568,579
                                                              ----------    ----------    -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          --            --             --          463
Payable for policy-related transactions.....................         237            60            400           --
                                                              ----------    ----------    -----------   ----------
   Total liabilities........................................         237            60            400          463
                                                              ----------    ----------    -----------   ----------
NET ASSETS..................................................  $7,487,603    $1,780,422    $12,143,527   $4,568,116
                                                              ==========    ==========    ===========   ==========

NET ASSETS:
Accumulation unit values....................................  $7,487,603    $1,780,408    $12,142,919   $4,568,116
Retained by AXA Equitable in Separate Account No. 70........          --            14            608           --
                                                              ----------    ----------    -----------   ----------
TOTAL NET ASSETS............................................  $7,487,603    $1,780,422    $12,143,527   $4,568,116
                                                              ==========    ==========    ===========   ==========

Investments in shares of the Portfolios, at cost............  $7,818,058    $1,795,933    $12,115,066   $4,591,877

                                                                             TEMPLETON
                                                              T. ROWE PRICE  DEVELOPING
                                                             HEALTH SCIENCES  MARKETS
                                                              PORTFOLIO-II    VIP FUND
                                                             --------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $114,513,808   $15,169,531
Receivable for shares of the Portfolios sold................            --         1,699
Receivable for policy-related transactions..................         4,699            --
                                                              ------------   -----------
   Total assets.............................................   114,518,507    15,171,230
                                                              ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         4,699            --
Payable for policy-related transactions.....................            --         1,699
                                                              ------------   -----------
   Total liabilities........................................         4,699         1,699
                                                              ------------   -----------
NET ASSETS..................................................  $114,513,808   $15,169,531
                                                              ============   ===========

NET ASSETS:
Accumulation unit values....................................  $114,510,664   $15,135,439
Retained by AXA Equitable in Separate Account No. 70........         3,144        34,092
                                                              ------------   -----------
TOTAL NET ASSETS............................................  $114,513,808   $15,169,531
                                                              ============   ===========

Investments in shares of the Portfolios, at cost............  $123,461,935   $15,936,017

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                             VANECK VIP
                                                                                                            UNCONSTRAINED
                                                             TEMPLETON   TEMPLETON   TEMPLETON  VANECK VIP    EMERGING
                                                              FOREIGN   GLOBAL BOND   GROWTH    GLOBAL HARD    MARKETS
                                                             VIP FUND    VIP FUND    VIP FUND   ASSETS FUND   BOND FUND
                                                             ---------- ------------ ---------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,378,166 $135,073,307 $1,868,602 $30,085,897   $755,860
Receivable for shares of the Portfolios sold................        594       70,762        169          --      7,512
Receivable for policy-related transactions..................         --           --         --          48         --
                                                             ---------- ------------ ---------- -----------   --------
   Total assets.............................................  8,378,760  135,144,069  1,868,771  30,085,945    763,372
                                                             ---------- ------------ ---------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --           --         --          48         --
Payable for policy-related transactions.....................        594       70,762        169          --      7,474
                                                             ---------- ------------ ---------- -----------   --------
   Total liabilities........................................        594       70,762        169          48      7,474
                                                             ---------- ------------ ---------- -----------   --------
NET ASSETS.................................................. $8,378,166 $135,073,307 $1,868,602 $30,085,897   $755,898
                                                             ========== ============ ========== ===========   ========

NET ASSETS:
Accumulation unit values.................................... $8,376,061 $135,068,511 $1,868,249 $30,063,771   $755,898
Retained by AXA Equitable in Separate Account No. 70........      2,105        4,796        353      22,126         --
                                                             ---------- ------------ ---------- -----------   --------
TOTAL NET ASSETS............................................ $8,378,166 $135,073,307 $1,868,602 $30,085,897   $755,898
                                                             ========== ============ ========== ===========   ========

Investments in shares of the Portfolios, at cost............ $9,348,090 $147,018,938 $1,830,636 $31,339,072   $750,494

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
1290 VT SOCIALLY RESPONSIBLE..............................................................        B              300,368

7TWELVE/TM/ BALANCED PORTFOLIO............................................................     CLASS 4         6,568,725

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.................................................        B              508,531

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...................................................        B               22,709

AB VPS GROWTH AND INCOME PORTFOLIO........................................................        B               95,523

AB VPS INTERNATIONAL GROWTH PORTFOLIO.....................................................        B              430,324

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...................................................        B              466,187

AB VPS SMALL/MID CAP VALUE PORTFOLIO......................................................        B              141,734

ALL ASSET AGGRESSIVE-ALT 25...............................................................        B              857,385

ALL ASSET AGGRESSIVE-ALT 50...............................................................        B              305,172

ALL ASSET AGGRESSIVE-ALT 75...............................................................        B              338,896

ALL ASSET GROWTH-ALT 20...................................................................        A              971,475

ALL ASSET MODERATE GROWTH-ALT 15..........................................................        B            1,357,665

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..........................................    CLASS III          143,189

AMERICAN CENTURY VP INFLATION PROTECTION FUND.............................................    CLASS II           427,042

AMERICAN CENTURY VP LARGE COMPANY VALUE...................................................    CLASS II           153,137

AMERICAN CENTURY VP MID CAP VALUE FUND....................................................    CLASS II         5,344,305

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/..............................     CLASS 4         1,261,551

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..........................................     CLASS 4         3,737,200

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.................................     CLASS 4           168,202

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/...................     CLASS 4           614,670

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.................................     CLASS 4           138,012

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/...............     CLASS 4           224,537

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.................    CLASS P-2          480,852

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)......................................     CLASS 4         1,856,989

AXA 400 MANAGED VOLATILITY................................................................        B            3,650,647

AXA 500 MANAGED VOLATILITY................................................................        B            8,597,854

AXA 2000 MANAGED VOLATILITY...............................................................        B            3,891,588

AXA AGGRESSIVE ALLOCATION.................................................................        A            1,711,369
AXA AGGRESSIVE ALLOCATION.................................................................        B              274,823

AXA AGGRESSIVE STRATEGY...................................................................        B          205,012,456

AXA BALANCED STRATEGY.....................................................................        B          193,422,698

AXA CONSERVATIVE GROWTH STRATEGY..........................................................        B           96,899,671

AXA CONSERVATIVE STRATEGY.................................................................        B           66,487,157

AXA GLOBAL EQUITY MANAGED VOLATILITY......................................................        A              413,574
AXA GLOBAL EQUITY MANAGED VOLATILITY......................................................        B              582,450

AXA GROWTH STRATEGY.......................................................................        B          220,248,320

AXA INTERNATIONAL CORE MANAGED VOLATILITY.................................................        A              486,587

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY.................................................        B              797,896

AXA INTERNATIONAL MANAGED VOLATILITY......................................................        B            9,587,582

AXA INTERNATIONAL VALUE MANAGED VOLATILITY................................................        A              269,909

AXA LARGE CAP CORE MANAGED VOLATILITY.....................................................        B              958,056

AXA LARGE CAP GROWTH MANAGED VOLATILITY...................................................        A              190,328
AXA LARGE CAP GROWTH MANAGED VOLATILITY...................................................        B              622,456

AXA LARGE CAP VALUE MANAGED VOLATILITY....................................................        A              547,779
AXA LARGE CAP VALUE MANAGED VOLATILITY....................................................        B              864,768

AXA MID CAP VALUE MANAGED VOLATILITY......................................................        A              265,890
AXA MID CAP VALUE MANAGED VOLATILITY......................................................        B              733,716

AXA MODERATE ALLOCATION...................................................................        A            7,163,566
AXA MODERATE ALLOCATION...................................................................        B            2,357,332

AXA MODERATE GROWTH STRATEGY..............................................................        B          375,150,718

AXA MODERATE-PLUS ALLOCATION..............................................................        A            3,336,380
AXA MODERATE-PLUS ALLOCATION..............................................................        B            1,403,620

AXA NATURAL RESOURCES.....................................................................        B              714,184

AXA REAL ESTATE...........................................................................        B            1,176,755

AXA SMARTBETA EQUITY......................................................................        B              614,714
AXA SMARTBETA EQUITY......................................................................        K              533,461

AXA ULTRA CONSERVATIVE STRATEGY...........................................................        B           24,492,455

AXA/AB DYNAMIC GROWTH.....................................................................        B           34,156,945

AXA/AB DYNAMIC MODERATE GROWTH............................................................        B          211,515,365

AXA/AB SHORT DURATION GOVERNMENT BOND.....................................................        B              168,746

AXA/AB SMALL CAP GROWTH...................................................................        A            2,220,436
AXA/AB SMALL CAP GROWTH...................................................................        B            1,072,314

AXA/CLEARBRIDGE LARGE CAP GROWTH..........................................................        B            7,231,487

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND...............................................        B              730,225

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..................................................        A              412,185
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..................................................        B              497,787

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...........................................        A              178,424
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...........................................        B              486,481

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY......................................        A              721,042
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY......................................        B              510,840

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION....................................................        B           28,580,193

AXA/INVESCO STRATEGIC ALLOCATION..........................................................        B           16,161,706

AXA/JANUS ENTERPRISE......................................................................        A            1,860,314
AXA/JANUS ENTERPRISE......................................................................        B              944,112

AXA/LEGG MASON STRATEGIC ALLOCATION.......................................................        B            4,847,433

AXA/LOOMIS SAYLES GROWTH..................................................................        A            4,573,284
AXA/LOOMIS SAYLES GROWTH..................................................................        B            1,638,187

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY............................................        A               84,807
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY............................................        B              225,902

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............................................        A              257,016
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............................................        B            1,204,367

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................................................    CLASS III        7,884,613

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..................................................    CLASS III          172,931

BLACKROCK LARGE CAP GROWTH V.I. FUND......................................................    CLASS III        2,534,386

CHARTER/SM/ AGGRESSIVE GROWTH.............................................................        B              537,387

CHARTER/SM/ ALTERNATIVE 100 MODERATE......................................................        B              898,592

CHARTER/SM/ CONSERVATIVE..................................................................        B            2,957,369

CHARTER/SM/ GROWTH........................................................................        B            1,275,343

CHARTER/SM/ INCOME STRATEGIES.............................................................        B              484,237

CHARTER/SM/ INTEREST RATE STRATEGIES......................................................        B              446,404

CHARTER/SM/ INTERNATIONAL MODERATE........................................................        B              901,235

CHARTER/SM/ MODERATE......................................................................        B            2,408,733

CHARTER/SM/ MODERATE GROWTH...............................................................        B            2,228,974

CHARTER/SM/ MULTI-SECTOR BOND.............................................................        B              513,330

CHARTER/SM/ REAL ASSETS...................................................................        B              510,811

CHARTER/SM/ SMALL CAP GROWTH..............................................................        B              665,952

CHARTER/SM/ SMALL CAP VALUE...............................................................        B            1,211,525

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..........................................    CLASS II         1,828,007

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO...............................................    CLASS II           227,743

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..........................................    CLASS II         1,264,336

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................................................    CLASS II           195,777

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.................................................  SERVICE CLASS      1,307,826

DELAWARE VIP(R) EMERGING MARKETS SERIES...................................................  SERVICE CLASS         57,837

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES....................................  SERVICE CLASS        925,190

EATON VANCE VT FLOATING-RATE INCOME FUND..................................................  INITIAL CLASS      2,208,850

EQ/BLACKROCK BASIC VALUE EQUITY...........................................................        A            5,376,824
EQ/BLACKROCK BASIC VALUE EQUITY...........................................................        B              640,377

EQ/BOSTON ADVISORS EQUITY INCOME..........................................................        A            3,771,764
EQ/BOSTON ADVISORS EQUITY INCOME..........................................................        B            1,561,468

EQ/CAPITAL GUARDIAN RESEARCH..............................................................        A              516,012
EQ/CAPITAL GUARDIAN RESEARCH..............................................................        B              229,311

EQ/COMMON STOCK INDEX.....................................................................        A            1,014,723
EQ/COMMON STOCK INDEX.....................................................................        B              205,579

EQ/CONVERTIBLE SECURITIES.................................................................        B              544,885
EQ/CONVERTIBLE SECURITIES.................................................................        K              404,432

EQ/CORE BOND INDEX........................................................................        B           33,667,332

EQ/EMERGING MARKETS EQUITY PLUS...........................................................        B              522,999

EQ/ENERGY ETF.............................................................................        B              499,363
EQ/ENERGY ETF.............................................................................        K               91,286

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
EQ/EQUITY 500 INDEX.......................................................................        A            4,464,288
EQ/EQUITY 500 INDEX.......................................................................        B            1,185,989

EQ/GAMCO MERGERS AND ACQUISITIONS.........................................................        A              954,044
EQ/GAMCO MERGERS AND ACQUISITIONS.........................................................        B              326,494

EQ/GAMCO SMALL COMPANY VALUE..............................................................        A            3,701,159
EQ/GAMCO SMALL COMPANY VALUE..............................................................        B              509,055

EQ/GLOBAL BOND PLUS.......................................................................        A              634,566
EQ/GLOBAL BOND PLUS.......................................................................        B              524,919

EQ/HIGH YIELD BOND........................................................................        B            1,157,919

EQ/INTERMEDIATE GOVERNMENT BOND...........................................................        B           12,477,937

EQ/INTERNATIONAL EQUITY INDEX.............................................................        A            2,726,443
EQ/INTERNATIONAL EQUITY INDEX.............................................................        B            1,337,153

EQ/INVESCO COMSTOCK.......................................................................        A            1,753,443
EQ/INVESCO COMSTOCK.......................................................................        B              545,291

EQ/JPMORGAN VALUE OPPORTUNITIES...........................................................        A              534,088
EQ/JPMORGAN VALUE OPPORTUNITIES...........................................................        B              398,948

EQ/LARGE CAP GROWTH INDEX.................................................................        A            2,772,551
EQ/LARGE CAP GROWTH INDEX.................................................................        B              898,560

EQ/LARGE CAP VALUE INDEX..................................................................        A            2,627,961
EQ/LARGE CAP VALUE INDEX..................................................................        B              764,568

EQ/LOW VOLATILITY GLOBAL ETF..............................................................        B              267,147
EQ/LOW VOLATILITY GLOBAL ETF..............................................................        K               95,214

EQ/MFS INTERNATIONAL GROWTH...............................................................        A            3,074,045
EQ/MFS INTERNATIONAL GROWTH...............................................................        B            1,793,827

EQ/MID CAP INDEX..........................................................................        A            4,128,771
EQ/MID CAP INDEX..........................................................................        B            1,013,431

EQ/MONEY MARKET...........................................................................        A           86,794,337
EQ/MONEY MARKET...........................................................................        B           66,913,762

EQ/OPPENHEIMER GLOBAL.....................................................................        A            2,623,599
EQ/OPPENHEIMER GLOBAL.....................................................................        B            1,065,054

EQ/PIMCO GLOBAL REAL RETURN...............................................................        B            1,420,449

EQ/PIMCO ULTRA SHORT BOND.................................................................        A            2,578,354
EQ/PIMCO ULTRA SHORT BOND.................................................................        B              745,051

EQ/QUALITY BOND PLUS......................................................................        B            3,175,940

EQ/SMALL COMPANY INDEX....................................................................        A            3,892,886
EQ/SMALL COMPANY INDEX....................................................................        B              959,770

EQ/T. ROWE PRICE GROWTH STOCK.............................................................        A            2,689,787
EQ/T. ROWE PRICE GROWTH STOCK.............................................................        B              985,204

EQ/UBS GROWTH & INCOME....................................................................        B              809,527

FEDERATED HIGH INCOME BOND FUND II........................................................  SERVICE CLASS      2,169,890

FEDERATED KAUFMANN FUND II................................................................  SERVICE CLASS        261,660

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........................................... SERVICE CLASS 2        39,925

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................................................... SERVICE CLASS 2     4,388,119

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO.................................................... SERVICE CLASS 2        48,557

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO.................................................... SERVICE CLASS 2        83,703

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO.................................................... SERVICE CLASS 2        94,009

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO.................................................... SERVICE CLASS 2        70,574

FIDELITY(R) VIP MID CAP PORTFOLIO......................................................... SERVICE CLASS 2     2,082,165

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO................................................ SERVICE CLASS 2     8,340,042

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO............................................. CLASS I SHARES        270,594

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO.............................. CLASS I SHARES      2,962,055

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND...............................................     CLASS 2         2,634,670

FRANKLIN INCOME VIP FUND..................................................................     CLASS 2         5,378,969

FRANKLIN MUTUAL SHARES VIP FUND...........................................................     CLASS 2           682,162

FRANKLIN RISING DIVIDENDS VIP FUND........................................................     CLASS 2         2,574,635

FRANKLIN STRATEGIC INCOME VIP FUND........................................................     CLASS 2         5,570,185

GOLDMAN SACHS VIT MID CAP VALUE FUND...................................................... SERVICE SHARES      1,936,841

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.......................................  COMMON SHARES        152,691

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND................................................  COMMON SHARES         36,809

HARTFORD CAPITAL APPRECIATION HLS FUND....................................................       IC              301,169

HARTFORD GROWTH OPPORTUNITIES HLS FUND....................................................       IC              866,958

INVESCO V.I. AMERICAN FRANCHISE FUND......................................................    SERIES II            9,518

INVESCO V.I. BALANCED-RISK ALLOCATION FUND................................................    SERIES II          794,102

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....................................................    SERIES II        2,627,469

INVESCO V.I. EQUITY AND INCOME FUND.......................................................    SERIES II          530,736

INVESCO V.I. GLOBAL HEALTH CARE FUND......................................................    SERIES II          147,004

INVESCO V.I. GLOBAL REAL ESTATE FUND......................................................    SERIES II        4,779,081

INVESCO V.I. HIGH YIELD FUND..............................................................    SERIES II        7,247,690

INVESCO V.I. INTERNATIONAL GROWTH FUND....................................................    SERIES II        1,333,272

INVESCO V.I. MID CAP CORE EQUITY FUND.....................................................    SERIES II          925,373

INVESCO V.I. SMALL CAP EQUITY FUND........................................................    SERIES II          876,820

IVY VIP ASSET STRATEGY....................................................................  COMMON SHARES      4,391,730

IVY VIP DIVIDEND OPPORTUNITIES............................................................  COMMON SHARES      1,973,407

IVY VIP ENERGY............................................................................  COMMON SHARES      6,235,438

IVY VIP GLOBAL NATURAL RESOURCES..........................................................  COMMON SHARES      2,459,012

IVY VIP HIGH INCOME.......................................................................  COMMON SHARES     33,997,917

IVY VIP MICRO CAP GROWTH..................................................................  COMMON SHARES        131,002

IVY VIP MID CAP GROWTH....................................................................  COMMON SHARES      4,711,420

IVY VIP SCIENCE AND TECHNOLOGY............................................................  COMMON SHARES      2,796,272

IVY VIP SMALL CAP GROWTH..................................................................  COMMON SHARES      2,382,911

JANUS ASPEN SERIES BALANCED PORTFOLIO..................................................... SERVICE SHARES      1,096,091

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO................................................ SERVICE SHARES      1,783,907

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO................................... SERVICE SHARES        534,374

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO......................................    CLASS 2            859,630

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO.........................................    CLASS 2            987,970

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....................................... SERVICE SHARES      4,144,827

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......................................   VC SHARES         7,800,662

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........................................   VC SHARES           349,038

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.................................   VC SHARES           365,995

MFS(R) INTERNATIONAL VALUE PORTFOLIO...................................................... SERVICE CLASS       7,748,686

MFS(R) INVESTORS TRUST SERIES............................................................. SERVICE CLASS         406,586

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..................................... SERVICE CLASS         715,902

MFS(R) RESEARCH SERIES.................................................................... SERVICE CLASS          66,537

MFS(R) TECHNOLOGY PORTFOLIO............................................................... SERVICE CLASS       1,732,340

MFS(R) UTILITIES SERIES................................................................... SERVICE CLASS       1,762,570

MFS(R) VALUE SERIES....................................................................... SERVICE CLASS         742,544

MULTIMANAGER AGGRESSIVE EQUITY............................................................       B               291,865

MULTIMANAGER CORE BOND....................................................................       B            10,418,726

MULTIMANAGER MID CAP GROWTH...............................................................       B             1,955,423

MULTIMANAGER MID CAP VALUE................................................................       B             1,196,542

MULTIMANAGER TECHNOLOGY...................................................................       B             1,206,342

NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO.................................. CLASS S SHARES        202,362

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO........................................... CLASS S SHARES        283,022

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........................................... ADVISOR CLASS       2,217,775

PIMCO EMERGING MARKETS BOND PORTFOLIO..................................................... ADVISOR CLASS       1,520,920

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED).................................................... ADVISOR CLASS         139,988

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO..................................... ADVISOR CLASS         110,400

PIMCO REAL RETURN PORTFOLIO............................................................... ADVISOR CLASS       4,768,960

PIMCO TOTAL RETURN PORTFOLIO.............................................................. ADVISOR CLASS      14,519,074

PROFUND VP BEAR........................................................................... COMMON SHARES           5,310

PROFUND VP BIOTECHNOLOGY.................................................................. COMMON SHARES         754,909

PUTNAM VT ABSOLUTE RETURN 500 FUND........................................................       B               213,885

PUTNAM VT DIVERSIFIED INCOME FUND.........................................................       B             1,256,039

PUTNAM VT GLOBAL ASSET ALLOCATION FUND....................................................       B               126,811

PUTNAM VT RESEARCH FUND...................................................................       B                 5,205

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO........................................    CLASS II           268,825

SEI VP BALANCED STRATEGY FUND.............................................................   CLASS III           715,772

SEI VP CONSERVATIVE STRATEGY FUND.........................................................   CLASS III         1,188,769

SEI VP MARKET GROWTH STRATEGY FUND........................................................   CLASS III           754,037

SEI VP MARKET PLUS STRATEGY FUND..........................................................   CLASS III           176,980

SEI VP MODERATE STRATEGY FUND.............................................................   CLASS III         1,189,376

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                           PORTFOLIO SHARES
                                                                                             SHARE CLASS**       HELD
                                                                                           --------------- ----------------

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..................................................    CLASS II          161,699

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II................................................    CLASS II        3,430,611

TEMPLETON DEVELOPING MARKETS VIP FUND.....................................................    CLASS 2         2,061,078

TEMPLETON FOREIGN VIP FUND................................................................    CLASS 2           615,589

TEMPLETON GLOBAL BOND VIP FUND............................................................    CLASS 2         8,312,204

TEMPLETON GROWTH VIP FUND.................................................................    CLASS 2           136,394

VANECK VIP GLOBAL HARD ASSETS FUND........................................................ CLASS S SHARES     1,289,580

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....................................... INITIAL CLASS         93,086

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.


                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
1290 VT SOCIALLY RESPONSIBLE....................................................  1.10%          B          $10.48        111
1290 VT SOCIALLY RESPONSIBLE....................................................  1.20%          B          $12.67         35
1290 VT SOCIALLY RESPONSIBLE....................................................  1.25%          B          $12.65         37
1290 VT SOCIALLY RESPONSIBLE....................................................  1.30%          B          $18.70         43
1290 VT SOCIALLY RESPONSIBLE....................................................  1.55%          B          $13.60         19
1290 VT SOCIALLY RESPONSIBLE....................................................  1.65%          B          $17.88         17
1290 VT SOCIALLY RESPONSIBLE....................................................  1.70%          B          $13.25          4

7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.10%       CLASS 4       $ 9.66        208
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.20%       CLASS 4       $ 9.68        766
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.25%       CLASS 4       $ 9.67        633
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.30%       CLASS 4       $10.82      3,940
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.55%       CLASS 4       $ 9.77         14
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.55%       CLASS 4       $10.69         99
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.65%       CLASS 4       $10.64        817
7TWELVE/TM/ BALANCED PORTFOLIO..................................................  1.70%       CLASS 4       $10.62        606

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.30%          B          $14.73        244
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.55%          B          $14.47         24
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.65%          B          $14.36         82
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.......................................  1.70%          B          $14.31         13

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO.........................................  1.10%          B          $ 9.21         34
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO.........................................  1.20%          B          $ 9.64          9
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO.........................................  1.25%          B          $ 9.63          9

AB VPS GROWTH AND INCOME PORTFOLIO..............................................  1.10%          B          $10.87        123
AB VPS GROWTH AND INCOME PORTFOLIO..............................................  1.20%          B          $11.27         70
AB VPS GROWTH AND INCOME PORTFOLIO..............................................  1.25%          B          $11.25         73

AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  0.65%          B          $ 9.25          2
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.30%          B          $10.22        512
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.55%          B          $10.04         37
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.65%          B          $ 9.97        121
AB VPS INTERNATIONAL GROWTH PORTFOLIO...........................................  1.70%          B          $ 9.93         54

AB VPS REAL ESTATE INVESTMENT PORTFOLIO.........................................  1.10%          B          $10.71        130
AB VPS REAL ESTATE INVESTMENT PORTFOLIO.........................................  1.20%          B          $11.34         91
AB VPS REAL ESTATE INVESTMENT PORTFOLIO.........................................  1.25%          B          $11.32        167

AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  0.30%          B          $11.80         --
AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  1.10%          B          $11.20        101
AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  1.20%          B          $11.56         31
AB VPS SMALL/MID CAP VALUE PORTFOLIO............................................  1.25%          B          $11.54        118

ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.10%          B          $ 9.88          8
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.20%          B          $10.48        109
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.25%          B          $10.46         49
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.30%          B          $11.54        496
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.55%          B          $11.06          7
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.65%          B          $11.38         64
ALL ASSET AGGRESSIVE-ALT 25.....................................................  1.70%          B          $11.36        178

ALL ASSET AGGRESSIVE-ALT 50.....................................................  1.10%          B          $ 9.71         18
ALL ASSET AGGRESSIVE-ALT 50.....................................................  1.20%          B          $10.09         12
ALL ASSET AGGRESSIVE-ALT 50.....................................................  1.25%          B          $10.07         43

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 75.....................................................  1.10%          B          $ 9.57         26
ALL ASSET AGGRESSIVE-ALT 75.....................................................  1.20%          B          $ 9.67         42
ALL ASSET AGGRESSIVE-ALT 75.....................................................  1.25%          B          $ 9.66         38

ALL ASSET GROWTH-ALT 20.........................................................  1.30%          A          $14.26        983
ALL ASSET GROWTH-ALT 20.........................................................  1.55%          A          $14.01         79
ALL ASSET GROWTH-ALT 20.........................................................  1.65%          A          $13.91        156
ALL ASSET GROWTH-ALT 20.........................................................  1.70%          A          $13.86         76

ALL ASSET MODERATE GROWTH-ALT 15................................................  1.30%          B          $10.98      1,119
ALL ASSET MODERATE GROWTH-ALT 15................................................  1.55%          B          $10.62          3
ALL ASSET MODERATE GROWTH-ALT 15................................................  1.65%          B          $10.83        111
ALL ASSET MODERATE GROWTH-ALT 15................................................  1.70%          B          $10.81        143

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO................................  1.10%      CLASS III      $ 9.98         86
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO................................  1.25%      CLASS III      $ 9.96         72

AMERICAN CENTURY VP INFLATION PROTECTION FUND...................................  1.10%      CLASS II       $ 9.84        121
AMERICAN CENTURY VP INFLATION PROTECTION FUND...................................  1.20%      CLASS II       $ 9.86        110
AMERICAN CENTURY VP INFLATION PROTECTION FUND...................................  1.25%      CLASS II       $ 9.84        207

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.30%      CLASS II       $19.56         61
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.55%      CLASS II       $19.21         19
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.65%      CLASS II       $19.07         39
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................................  1.70%      CLASS II       $19.00          2

AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  0.30%      CLASS II       $14.27         --
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  0.65%      CLASS II       $21.45          3
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.10%      CLASS II       $11.64        633
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.20%      CLASS II       $13.87        508
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.25%      CLASS II       $13.85        571
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.30%      CLASS II       $23.97      2,616
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.55%      CLASS II       $23.55        133
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.65%      CLASS II       $23.38        580
AMERICAN CENTURY VP MID CAP VALUE FUND..........................................  1.70%      CLASS II       $23.29        476

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/....................  1.10%       CLASS 4       $10.49        929
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/....................  1.20%       CLASS 4       $11.50        563
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/....................  1.25%       CLASS 4       $11.48        942

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  0.65%       CLASS 4       $10.24          1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.30%       CLASS 4       $10.08      2,417
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.55%       CLASS 4       $ 9.90         61
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.65%       CLASS 4       $ 9.94        685
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/................................  1.70%       CLASS 4       $ 9.92        827

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  0.30%       CLASS 4       $11.38          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  1.10%       CLASS 4       $ 9.54        169
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  1.20%       CLASS 4       $11.05         98
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/.......................  1.25%       CLASS 4       $11.04        118

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  0.30%       CLASS 4       $10.61          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.10%       CLASS 4       $ 9.24         47
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.20%       CLASS 4       $10.31         70
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.25%       CLASS 4       $10.30         84
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.30%       CLASS 4       $11.65        596
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.55%       CLASS 4       $11.03         32
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.65%       CLASS 4       $11.49        117
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/.........  1.70%       CLASS 4       $11.47        135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  0.30%       CLASS 4       $12.92          1
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  1.10%       CLASS 4       $10.59        156
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  1.20%       CLASS 4       $12.56        145
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/.......................  1.25%       CLASS 4       $12.54        203

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/.....  1.10%       CLASS 4       $ 8.81         94
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/.....  1.20%       CLASS 4       $ 9.01        125
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/.....  1.25%       CLASS 4       $ 8.99        142

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.......  1.30%      CLASS P-2      $12.00        372
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.......  1.65%      CLASS P-2      $11.84         53
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/.......  1.70%      CLASS P-2      $11.81         59

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  0.30%       CLASS 4       $ 9.36          2
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.10%       CLASS 4       $ 9.35        228
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.20%       CLASS 4       $ 9.09        234
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.25%       CLASS 4       $ 9.08        267
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.30%       CLASS 4       $ 9.71      2,023
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.55%       CLASS 4       $ 9.42         41
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.65%       CLASS 4       $ 9.58        450
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)............................  1.70%       CLASS 4       $ 9.56        544

AXA 400 MANAGED VOLATILITY......................................................  0.65%          B          $18.11          1
AXA 400 MANAGED VOLATILITY......................................................  1.30%          B          $14.42        328
AXA 400 MANAGED VOLATILITY......................................................  1.30%          B          $20.82      1,853
AXA 400 MANAGED VOLATILITY......................................................  1.55%          B          $20.45        719
AXA 400 MANAGED VOLATILITY......................................................  1.65%          B          $14.23        166
AXA 400 MANAGED VOLATILITY......................................................  1.65%          B          $20.30        774
AXA 400 MANAGED VOLATILITY......................................................  1.70%          B          $14.20         80
AXA 400 MANAGED VOLATILITY......................................................  1.70%          B          $20.23         38

AXA 500 MANAGED VOLATILITY......................................................  0.65%          B          $18.00          5
AXA 500 MANAGED VOLATILITY......................................................  1.30%          B          $14.62        486
AXA 500 MANAGED VOLATILITY......................................................  1.30%          B          $19.03      4,690
AXA 500 MANAGED VOLATILITY......................................................  1.55%          B          $18.69      1,816
AXA 500 MANAGED VOLATILITY......................................................  1.65%          B          $14.42        183
AXA 500 MANAGED VOLATILITY......................................................  1.65%          B          $18.55      2,053
AXA 500 MANAGED VOLATILITY......................................................  1.70%          B          $14.39        116
AXA 500 MANAGED VOLATILITY......................................................  1.70%          B          $18.49        142

AXA 2000 MANAGED VOLATILITY.....................................................  0.65%          B          $17.34          1
AXA 2000 MANAGED VOLATILITY.....................................................  1.30%          B          $14.29        207
AXA 2000 MANAGED VOLATILITY.....................................................  1.30%          B          $20.44      1,972
AXA 2000 MANAGED VOLATILITY.....................................................  1.55%          B          $20.07        779
AXA 2000 MANAGED VOLATILITY.....................................................  1.65%          B          $14.10         47
AXA 2000 MANAGED VOLATILITY.....................................................  1.65%          B          $19.93        847
AXA 2000 MANAGED VOLATILITY.....................................................  1.70%          B          $14.07         43
AXA 2000 MANAGED VOLATILITY.....................................................  1.70%          B          $19.85         45

AXA AGGRESSIVE ALLOCATION.......................................................  1.30%          A          $15.86        779
AXA AGGRESSIVE ALLOCATION.......................................................  1.55%          A          $15.57        247
AXA AGGRESSIVE ALLOCATION.......................................................  1.65%          A          $15.46        106
AXA AGGRESSIVE ALLOCATION.......................................................  1.70%          A          $15.41         14
AXA AGGRESSIVE ALLOCATION.......................................................  1.10%          B          $10.06        128
AXA AGGRESSIVE ALLOCATION.......................................................  1.20%          B          $11.12         48
AXA AGGRESSIVE ALLOCATION.......................................................  1.25%          B          $11.10         97

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA AGGRESSIVE STRATEGY.........................................................  1.30%          B          $14.07     137,739
AXA AGGRESSIVE STRATEGY.........................................................  1.55%          B          $13.90       2,284
AXA AGGRESSIVE STRATEGY.........................................................  1.65%          B          $13.83      21,125
AXA AGGRESSIVE STRATEGY.........................................................  1.70%          B          $13.80      32,455

AXA BALANCED STRATEGY...........................................................  0.65%          B          $12.77          --
AXA BALANCED STRATEGY...........................................................  1.30%          B          $13.41     126,288
AXA BALANCED STRATEGY...........................................................  1.30%          B          $14.98      20,286
AXA BALANCED STRATEGY...........................................................  1.55%          B          $13.17       8,131
AXA BALANCED STRATEGY...........................................................  1.55%          B          $14.70       2,386
AXA BALANCED STRATEGY...........................................................  1.65%          B          $13.08      24,626
AXA BALANCED STRATEGY...........................................................  1.65%          B          $14.58       5,314
AXA BALANCED STRATEGY...........................................................  1.70%          B          $13.03      18,120
AXA BALANCED STRATEGY...........................................................  1.70%          B          $14.53       1,077

AXA CONSERVATIVE GROWTH STRATEGY................................................  0.65%          B          $12.15           7
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.30%          B          $12.69      66,225
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.30%          B          $14.07       7,914
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.55%          B          $12.47       4,877
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.55%          B          $13.80       1,210
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.65%          B          $12.38      12,679
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.65%          B          $13.69       2,230
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.70%          B          $12.33       7,750
AXA CONSERVATIVE GROWTH STRATEGY................................................  1.70%          B          $13.64         573

AXA CONSERVATIVE STRATEGY.......................................................  0.65%          B          $10.97          --
AXA CONSERVATIVE STRATEGY.......................................................  1.30%          B          $11.31      42,959
AXA CONSERVATIVE STRATEGY.......................................................  1.30%          B          $12.06       5,116
AXA CONSERVATIVE STRATEGY.......................................................  1.55%          B          $11.10       3,618
AXA CONSERVATIVE STRATEGY.......................................................  1.55%          B          $11.83         548
AXA CONSERVATIVE STRATEGY.......................................................  1.65%          B          $11.02       9,845
AXA CONSERVATIVE STRATEGY.......................................................  1.65%          B          $11.74       1,484
AXA CONSERVATIVE STRATEGY.......................................................  1.70%          B          $10.98       6,268
AXA CONSERVATIVE STRATEGY.......................................................  1.70%          B          $11.69         326

AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.30%          A          $13.39         315
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.55%          A          $13.15          38
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.65%          A          $13.05          86
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.70%          A          $13.01          28
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.30%          B          $28.41         138
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.55%          B          $20.66         113
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.65%          B          $27.19          76
AXA GLOBAL EQUITY MANAGED VOLATILITY............................................  1.70%          B          $20.06          21

AXA GROWTH STRATEGY.............................................................  0.65%          B          $14.09           4
AXA GROWTH STRATEGY.............................................................  1.30%          B          $14.96     146,086
AXA GROWTH STRATEGY.............................................................  1.30%          B          $17.32      23,412
AXA GROWTH STRATEGY.............................................................  1.55%          B          $14.69       3,465
AXA GROWTH STRATEGY.............................................................  1.55%          B          $16.99       2,047
AXA GROWTH STRATEGY.............................................................  1.65%          B          $14.59      21,350
AXA GROWTH STRATEGY.............................................................  1.65%          B          $16.85       8,342
AXA GROWTH STRATEGY.............................................................  1.70%          B          $14.53      30,365
AXA GROWTH STRATEGY.............................................................  1.70%          B          $16.79       2,757

AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.30%          A          $10.29         306
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.55%          A          $10.11          12

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.65%          A          $10.04         78
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.70%          A          $10.00         38
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.30%          B          $14.32        244
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.55%          B          $11.72        121
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.65%          B          $13.69        132
AXA INTERNATIONAL CORE MANAGED VOLATILITY.......................................  1.70%          B          $11.41         48

AXA INTERNATIONAL MANAGED VOLATILITY............................................  0.65%          B          $10.19          2
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.30%          B          $10.16        166
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.30%          B          $10.32      5,345
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.55%          B          $10.14      2,371
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.65%          B          $10.02        162
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.65%          B          $10.07      2,475
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.70%          B          $10.00        130
AXA INTERNATIONAL MANAGED VOLATILITY............................................  1.70%          B          $10.03         98

AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.30%          A          $10.28        203
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.55%          A          $10.09         35
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.65%          A          $10.02         59
AXA INTERNATIONAL VALUE MANAGED VOLATILITY......................................  1.70%          A          $ 9.98          9

AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.30%          B          $20.10        196
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.55%          B          $14.91         82
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.65%          B          $19.22        176
AXA LARGE CAP CORE MANAGED VOLATILITY...........................................  1.70%          B          $14.50         55

AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.30%          A          $19.48        181
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.55%          A          $19.13          9
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.65%          A          $18.99         54
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.70%          A          $18.92         30
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.30%          B          $22.74        303
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.55%          B          $25.24        141
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.65%          B          $21.76        233
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........................................  1.70%          B          $24.49         56

AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.30%          A          $19.15        329
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.55%          A          $18.80         27
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.65%          A          $18.67         90
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.70%          A          $18.60         43
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.30%          B          $17.76        374
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.55%          B          $20.03        129
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.65%          B          $16.99        240
AXA LARGE CAP VALUE MANAGED VOLATILITY..........................................  1.70%          B          $19.46         68

AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.30%          A          $21.21        148
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.55%          A          $20.83         12
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.65%          A          $20.68         44
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.70%          A          $20.61         12
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.30%          B          $24.42        224
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.55%          B          $26.21         51
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.65%          B          $23.37        206
AXA MID CAP VALUE MANAGED VOLATILITY............................................  1.70%          B          $25.43         34

AXA MODERATE ALLOCATION.........................................................  1.30%          A          $13.15      5,512
AXA MODERATE ALLOCATION.........................................................  1.55%          A          $12.92        382
AXA MODERATE ALLOCATION.........................................................  1.65%          A          $12.82        821
AXA MODERATE ALLOCATION.........................................................  1.70%          A          $12.78        729

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION.........................................................  1.10%          B          $ 9.97         963
AXA MODERATE ALLOCATION.........................................................  1.20%          B          $10.50         279
AXA MODERATE ALLOCATION.........................................................  1.25%          B          $10.49       1,837

AXA MODERATE GROWTH STRATEGY....................................................  0.65%          B          $13.43           5
AXA MODERATE GROWTH STRATEGY....................................................  1.30%          B          $14.18     251,896
AXA MODERATE GROWTH STRATEGY....................................................  1.30%          B          $16.42      26,293
AXA MODERATE GROWTH STRATEGY....................................................  1.55%          B          $13.93      28,956
AXA MODERATE GROWTH STRATEGY....................................................  1.55%          B          $16.11       3,321
AXA MODERATE GROWTH STRATEGY....................................................  1.65%          B          $13.83      59,827
AXA MODERATE GROWTH STRATEGY....................................................  1.65%          B          $15.98       8,157
AXA MODERATE GROWTH STRATEGY....................................................  1.70%          B          $13.78      30,996
AXA MODERATE GROWTH STRATEGY....................................................  1.70%          B          $15.92       2,589

AXA MODERATE-PLUS ALLOCATION....................................................  1.30%          A          $14.51       1,820
AXA MODERATE-PLUS ALLOCATION....................................................  1.55%          A          $14.25         267
AXA MODERATE-PLUS ALLOCATION....................................................  1.65%          A          $14.14         282
AXA MODERATE-PLUS ALLOCATION....................................................  1.70%          A          $14.09          78
AXA MODERATE-PLUS ALLOCATION....................................................  1.10%          B          $10.04         416
AXA MODERATE-PLUS ALLOCATION....................................................  1.20%          B          $10.82         237
AXA MODERATE-PLUS ALLOCATION....................................................  1.25%          B          $10.81         751

AXA NATURAL RESOURCES...........................................................  1.10%          B          $ 9.11          51
AXA NATURAL RESOURCES...........................................................  1.20%          B          $ 8.12          51
AXA NATURAL RESOURCES...........................................................  1.25%          B          $ 8.11         123
AXA NATURAL RESOURCES...........................................................  1.30%          B          $ 8.33         334
AXA NATURAL RESOURCES...........................................................  1.55%          B          $ 8.46           3
AXA NATURAL RESOURCES...........................................................  1.65%          B          $ 8.22          84
AXA NATURAL RESOURCES...........................................................  1.70%          B          $ 8.20          38

AXA REAL ESTATE.................................................................  1.10%          B          $ 9.70          48
AXA REAL ESTATE.................................................................  1.20%          B          $10.91          48
AXA REAL ESTATE.................................................................  1.25%          B          $10.89         107
AXA REAL ESTATE.................................................................  1.30%          B          $11.14         577
AXA REAL ESTATE.................................................................  1.55%          B          $10.01          18
AXA REAL ESTATE.................................................................  1.65%          B          $10.98         176
AXA REAL ESTATE.................................................................  1.70%          B          $10.96         146

AXA SMARTBETA EQUITY............................................................  1.10%          B          $10.10          18
AXA SMARTBETA EQUITY............................................................  1.20%          B          $11.35          29
AXA SMARTBETA EQUITY............................................................  1.25%          B          $11.33          40

AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.30%          B          $10.10      13,003
AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.55%          B          $ 9.97         434
AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.65%          B          $ 9.91       2,336
AXA ULTRA CONSERVATIVE STRATEGY.................................................  1.70%          B          $ 9.89       8,144

AXA/AB DYNAMIC GROWTH...........................................................  1.30%          B          $ 9.69      28,220
AXA/AB DYNAMIC GROWTH...........................................................  1.65%          B          $ 9.64       4,081
AXA/AB DYNAMIC GROWTH...........................................................  1.70%          B          $ 9.63       2,700

AXA/AB DYNAMIC MODERATE GROWTH..................................................  0.30%          B          $10.91           4
AXA/AB DYNAMIC MODERATE GROWTH..................................................  0.65%          B          $12.53          --
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.10%          B          $ 9.76         324
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.20%          B          $10.60         267
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.25%          B          $10.58         222
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.30%          B          $11.50       4,614
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.30%          B          $12.05     135,772

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.55%          B          $11.87      8,471
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.65%          B          $11.34        763
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.65%          B          $11.80     32,215
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.70%          B          $11.32        870
AXA/AB DYNAMIC MODERATE GROWTH..................................................  1.70%          B          $11.77     26,435

AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.10%          B          $ 9.79         68
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.20%          B          $ 9.53         18
AXA/AB SHORT DURATION GOVERNMENT BOND...........................................  1.25%          B          $ 9.52         87

AXA/AB SMALL CAP GROWTH.........................................................  1.30%          A          $23.55        916
AXA/AB SMALL CAP GROWTH.........................................................  1.55%          A          $23.13         69
AXA/AB SMALL CAP GROWTH.........................................................  1.65%          A          $22.96        228
AXA/AB SMALL CAP GROWTH.........................................................  1.70%          A          $22.88        517
AXA/AB SMALL CAP GROWTH.........................................................  1.10%          B          $10.21        137
AXA/AB SMALL CAP GROWTH.........................................................  1.20%          B          $11.29        144
AXA/AB SMALL CAP GROWTH.........................................................  1.25%          B          $11.28        154
AXA/AB SMALL CAP GROWTH.........................................................  1.30%          B          $26.30        180
AXA/AB SMALL CAP GROWTH.........................................................  1.55%          B          $31.96         96
AXA/AB SMALL CAP GROWTH.........................................................  1.65%          B          $25.17        197
AXA/AB SMALL CAP GROWTH.........................................................  1.70%          B          $31.02         19

AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.30%          B          $14.43      2,800
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.30%          B          $23.52        231
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.55%          B          $14.22        328
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.55%          B          $16.65        144
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.65%          B          $14.13        783
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.65%          B          $22.48        208
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.70%          B          $14.09        465
AXA/CLEARBRIDGE LARGE CAP GROWTH................................................  1.70%          B          $16.20         32

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.10%          B          $10.17        137
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.25%          B          $10.15        254
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.30%          B          $10.09        248
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.65%          B          $10.03         20
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....................................  1.70%          B          $10.02         49

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.30%          A          $15.24        169
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.55%          A          $14.96         20
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.65%          A          $14.86         87
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.70%          A          $14.80         13
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.30%          B          $13.42        218
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.55%          B          $13.08         66
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.65%          B          $12.94        103
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........................................  1.70%          B          $12.87         10

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.30%          A          $20.74         95
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.55%          A          $20.36         21
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.65%          A          $20.22         32
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.70%          A          $20.14          2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.30%          B          $15.84        230
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.55%          B          $15.43         60
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.65%          B          $15.27        203
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.................................  1.70%          B          $15.19         50

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.30%          A          $15.71        292
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.55%          A          $15.43          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.65%          A          $15.32        135
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.70%          A          $15.27         57
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.30%          B          $11.49        262
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.55%          B          $11.21         79
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.65%          B          $11.10        119
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY............................  1.70%          B          $11.05         16

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION..........................................  1.30%          B          $10.04     24,175
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION..........................................  1.65%          B          $ 9.98      3,612
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION..........................................  1.70%          B          $ 9.97      1,334

AXA/INVESCO STRATEGIC ALLOCATION................................................  1.30%          B          $ 9.68     14,099
AXA/INVESCO STRATEGIC ALLOCATION................................................  1.65%          B          $ 9.62      1,800
AXA/INVESCO STRATEGIC ALLOCATION................................................  1.70%          B          $ 9.62        730

AXA/JANUS ENTERPRISE............................................................  0.65%          A          $12.58         --
AXA/JANUS ENTERPRISE............................................................  1.30%          A          $15.46      1,218
AXA/JANUS ENTERPRISE............................................................  1.55%          A          $15.19        202
AXA/JANUS ENTERPRISE............................................................  1.65%          A          $15.08        326
AXA/JANUS ENTERPRISE............................................................  1.70%          A          $15.02        163
AXA/JANUS ENTERPRISE............................................................  1.10%          B          $ 8.44         94
AXA/JANUS ENTERPRISE............................................................  1.20%          B          $ 9.23        117
AXA/JANUS ENTERPRISE............................................................  1.25%          B          $ 9.22        141
AXA/JANUS ENTERPRISE............................................................  1.30%          B          $19.59        239
AXA/JANUS ENTERPRISE............................................................  1.55%          B          $19.02        167
AXA/JANUS ENTERPRISE............................................................  1.65%          B          $18.79        163
AXA/JANUS ENTERPRISE............................................................  1.70%          B          $18.68         31

AXA/LEGG MASON STRATEGIC ALLOCATION.............................................  1.30%          B          $10.57      4,367
AXA/LEGG MASON STRATEGIC ALLOCATION.............................................  1.65%          B          $10.54        495
AXA/LEGG MASON STRATEGIC ALLOCATION.............................................  1.70%          B          $10.53         10

AXA/LOOMIS SAYLES GROWTH........................................................  1.30%          A          $19.30      1,118
AXA/LOOMIS SAYLES GROWTH........................................................  1.55%          A          $18.96         96
AXA/LOOMIS SAYLES GROWTH........................................................  1.65%          A          $18.82        212
AXA/LOOMIS SAYLES GROWTH........................................................  1.70%          A          $18.75        128
AXA/LOOMIS SAYLES GROWTH........................................................  1.10%          B          $10.84        224
AXA/LOOMIS SAYLES GROWTH........................................................  1.20%          B          $12.98        112
AXA/LOOMIS SAYLES GROWTH........................................................  1.25%          B          $12.96        196
AXA/LOOMIS SAYLES GROWTH........................................................  1.30%          B          $18.45        141
AXA/LOOMIS SAYLES GROWTH........................................................  1.55%          B          $18.20         38
AXA/LOOMIS SAYLES GROWTH........................................................  1.65%          B          $18.10         41
AXA/LOOMIS SAYLES GROWTH........................................................  1.70%          B          $18.06         15

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.30%          A          $17.97         35
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.55%          A          $17.65          5
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.65%          A          $17.52         24
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.70%          A          $17.46          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.30%          B          $14.16         92
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.55%          B          $13.79          6
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.65%          B          $13.65         92
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY..................................  1.70%          B          $13.58         35

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.30%          A          $14.50        121
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.55%          A          $14.24         35
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.65%          A          $14.14         53
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.70%          A          $14.09          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  0.30%          B          $10.57         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.10%          B          $ 9.42         20
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.20%          B          $10.27         57
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.25%          B          $10.25         79
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.30%          B          $11.53        333
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.55%          B          $11.23        302
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.65%          B          $11.11        439
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..................................  1.70%          B          $11.06         35

BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  0.30%      CLASS III      $10.61          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.10%      CLASS III      $ 9.58        711
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.20%      CLASS III      $10.31        838
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.25%      CLASS III      $10.29      1,257
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.30%      CLASS III      $12.89      3,907
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.55%      CLASS III      $12.66        219
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.65%      CLASS III      $12.57      1,066
BLACKROCK GLOBAL ALLOCATION V.I. FUND...........................................  1.70%      CLASS III      $12.52        838

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  0.30%      CLASS III      $10.29         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  1.10%      CLASS III      $ 9.48         60
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  1.20%      CLASS III      $10.00         74
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND........................................  1.25%      CLASS III      $ 9.99        136

BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.30%      CLASS III      $21.27      1,153
BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.55%      CLASS III      $20.88         67
BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.65%      CLASS III      $20.73        222
BLACKROCK LARGE CAP GROWTH V.I. FUND............................................  1.70%      CLASS III      $20.66        147

CHARTER/SM/ AGGRESSIVE GROWTH...................................................  1.10%          B          $ 9.58        112
CHARTER/SM/ AGGRESSIVE GROWTH...................................................  1.20%          B          $10.15        251
CHARTER/SM/ AGGRESSIVE GROWTH...................................................  1.25%          B          $10.14        161

CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.10%          B          $ 9.49         58
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.20%          B          $ 9.52        432
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.25%          B          $ 9.51        318
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.30%          B          $ 9.64         40
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.65%          B          $ 9.58          9
CHARTER/SM/ ALTERNATIVE 100 MODERATE............................................  1.70%          B          $ 9.57          4

CHARTER/SM/ CONSERVATIVE........................................................  1.10%          B          $ 9.91        607
CHARTER/SM/ CONSERVATIVE........................................................  1.20%          B          $10.13        482
CHARTER/SM/ CONSERVATIVE........................................................  1.25%          B          $10.11      1,783

CHARTER/SM/ GROWTH..............................................................  1.10%          B          $ 9.67        148
CHARTER/SM/ GROWTH..............................................................  1.20%          B          $10.18        603
CHARTER/SM/ GROWTH..............................................................  1.25%          B          $10.16        477

CHARTER/SM/ INCOME STRATEGIES...................................................  1.10%          B          $ 9.90         65
CHARTER/SM/ INCOME STRATEGIES...................................................  1.20%          B          $10.38        126
CHARTER/SM/ INCOME STRATEGIES...................................................  1.25%          B          $10.37        127

CHARTER/SM/ INTEREST RATE STRATEGIES............................................  1.10%          B          $ 9.87         51
CHARTER/SM/ INTEREST RATE STRATEGIES............................................  1.20%          B          $10.16        139
CHARTER/SM/ INTEREST RATE STRATEGIES............................................  1.25%          B          $10.14        172

CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.10%          B          $ 9.55         36
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.20%          B          $ 9.53        110
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.25%          B          $ 9.51         83

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.30%         B           $ 9.70         13
CHARTER/SM/ INTERNATIONAL MODERATE..............................................  1.65%         B           $ 9.64          1

CHARTER/SM/ MODERATE............................................................  0.30%         B           $10.47         16
CHARTER/SM/ MODERATE............................................................  1.10%         B           $ 9.83        399
CHARTER/SM/ MODERATE............................................................  1.20%         B           $10.18        607
CHARTER/SM/ MODERATE............................................................  1.25%         B           $10.16      1,123
CHARTER/SM/ MODERATE............................................................  1.30%         B           $ 9.95        177
CHARTER/SM/ MODERATE............................................................  1.65%         B           $ 9.88          6
CHARTER/SM /MODERATE............................................................  1.70%         B           $ 9.87         11

CHARTER/SM/ MODERATE GROWTH.....................................................  0.30%         B           $10.56          2
CHARTER/SM/ MODERATE GROWTH.....................................................  1.10%         B           $ 9.79        367
CHARTER/SM/ MODERATE GROWTH.....................................................  1.20%         B           $10.26        683
CHARTER/SM/ MODERATE GROWTH.....................................................  1.25%         B           $10.24        896
CHARTER/SM/ MODERATE GROWTH.....................................................  1.30%         B           $ 9.94        164
CHARTER/SM/ MODERATE GROWTH.....................................................  1.65%         B           $ 9.87         44

CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.30%         B           $11.56        111
CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.55%         B           $28.27          9
CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.65%         B           $11.13         27
CHARTER/SM/ MULTI-SECTOR BOND...................................................  1.70%         B           $27.01          3

CHARTER/SM/ REAL ASSETS.........................................................  1.10%         B           $ 9.53         29
CHARTER/SM/ REAL ASSETS.........................................................  1.20%         B           $ 9.35         30
CHARTER/SM/ REAL ASSETS.........................................................  1.25%         B           $ 9.33         36
CHARTER/SM/ REAL ASSETS.........................................................  1.30%         B           $ 9.64         27
CHARTER/SM/ REAL ASSETS.........................................................  1.65%         B           $ 9.58         11

CHARTER/SM/ SMALL CAP GROWTH....................................................  0.30%         B           $10.49         10
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.10%         B           $ 9.69         15
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.20%         B           $10.19         19
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.25%         B           $10.18         11
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.30%         B           $ 6.39        522
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.55%         B           $10.59        157
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.65%         B           $10.40        182
CHARTER/SM/ SMALL CAP GROWTH....................................................  1.70%         B           $10.30         53

CHARTER/SM/ SMALL CAP VALUE.....................................................  1.10%         B           $10.49         23
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.20%         B           $10.41         38
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.25%         B           $10.40         39
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.30%         B           $18.08        306
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.55%         B           $22.80        101
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.65%         B           $17.30        168
CHARTER/SM/ SMALL CAP VALUE.....................................................  1.70%         B           $22.15        365

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.10%      CLASS II       $ 9.23        446
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.20%      CLASS II       $10.28        347
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.25%      CLASS II       $10.26        301
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.30%      CLASS II       $10.25      2,586
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.65%      CLASS II       $10.16        264
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO................................  1.70%      CLASS II       $10.14        519

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.....................................  1.30%      CLASS II       $10.69        685
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.....................................  1.65%      CLASS II       $10.62         58
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.....................................  1.70%      CLASS II       $10.61         38

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.10%      CLASS II       $10.74        193
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.20%      CLASS II       $11.34        178

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.25%      CLASS II       $11.33        260
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.30%      CLASS II       $11.31        990
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.65%      CLASS II       $11.21         65
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO................................  1.70%      CLASS II       $11.20        230

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..........................................  1.30%      CLASS II       $10.62        282
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..........................................  1.65%      CLASS II       $10.55         37
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO..........................................  1.70%      CLASS II       $10.54         30

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  0.30%    SERVICE CLASS    $10.56          8
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  1.10%    SERVICE CLASS    $ 9.82        338
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  1.20%    SERVICE CLASS    $10.26        414
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.......................................  1.25%    SERVICE CLASS    $10.24        557

DELAWARE VIP(R) EMERGING MARKETS SERIES.........................................  1.10%    SERVICE CLASS    $ 8.84         16
DELAWARE VIP(R) EMERGING MARKETS SERIES.........................................  1.20%    SERVICE CLASS    $ 8.40         47
DELAWARE VIP(R) EMERGING MARKETS SERIES.........................................  1.25%    SERVICE CLASS    $ 8.39         59

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES..........................  1.10%    SERVICE CLASS    $ 9.92        207
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES..........................  1.20%    SERVICE CLASS    $10.00         99
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES..........................  1.25%    SERVICE CLASS    $ 9.99        598

EATON VANCE VT FLOATING-RATE INCOME FUND........................................  0.30%    INITIAL CLASS    $10.84          3
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.10%    INITIAL CLASS    $10.34        298
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.20%    INITIAL CLASS    $10.53        345
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.25%    INITIAL CLASS    $10.51        793
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.30%    INITIAL CLASS    $10.45        375
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.65%    INITIAL CLASS    $10.38         43
EATON VANCE VT FLOATING-RATE INCOME FUND........................................  1.70%    INITIAL CLASS    $10.37         97

EQ/BLACKROCK BASIC VALUE EQUITY.................................................  0.65%          A          $18.59          2
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.30%          A          $19.65      4,386
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.55%          A          $19.30        300
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.65%          A          $19.16        913
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.70%          A          $19.09        785
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.10%          B          $10.39        409
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.20%          B          $12.22        414
EQ/BLACKROCK BASIC VALUE EQUITY.................................................  1.25%          B          $12.20        456

EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.30%          A          $20.08        720
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.55%          A          $19.72         63
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.65%          A          $19.58        172
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.70%          A          $19.51        136
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.10%          B          $10.83         52
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.20%          B          $12.20         50
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.25%          B          $12.18         83
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.30%          B          $ 4.11        649
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.55%          B          $ 9.64        130
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.65%          B          $ 9.46        277
EQ/BOSTON ADVISORS EQUITY INCOME................................................  1.70%          B          $ 9.37         34

EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.30%          A          $21.74        291
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.55%          A          $21.35         30
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.65%          A          $21.19        113
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.70%          A          $21.12        110
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.30%          B          $21.84        104
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.55%          B          $20.20         28

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.65%          B          $20.88         78
EQ/CAPITAL GUARDIAN RESEARCH....................................................  1.70%          B          $19.66         38

EQ/COMMON STOCK INDEX...........................................................  1.30%          A          $21.13        989
EQ/COMMON STOCK INDEX...........................................................  1.55%          A          $20.75         79
EQ/COMMON STOCK INDEX...........................................................  1.65%          A          $20.60        190
EQ/COMMON STOCK INDEX...........................................................  1.70%          A          $20.52        119
EQ/COMMON STOCK INDEX...........................................................  1.10%          B          $10.62         87
EQ/COMMON STOCK INDEX...........................................................  1.20%          B          $12.58        154
EQ/COMMON STOCK INDEX...........................................................  1.25%          B          $12.56        235

EQ/CONVERTIBLE SECURITIES.......................................................  1.10%          B          $ 9.92         18
EQ/CONVERTIBLE SECURITIES.......................................................  1.20%          B          $11.18         54
EQ/CONVERTIBLE SECURITIES.......................................................  1.25%          B          $11.16         29

EQ/CORE BOND INDEX..............................................................  0.65%          B          $10.41         14
EQ/CORE BOND INDEX..............................................................  1.10%          B          $ 9.87        229
EQ/CORE BOND INDEX..............................................................  1.20%          B          $ 9.96        251
EQ/CORE BOND INDEX..............................................................  1.25%          B          $ 9.94        811
EQ/CORE BOND INDEX..............................................................  1.30%          B          $10.62     13,957
EQ/CORE BOND INDEX..............................................................  1.30%          B          $10.76      1,787
EQ/CORE BOND INDEX..............................................................  1.55%          B          $10.43      4,950
EQ/CORE BOND INDEX..............................................................  1.55%          B          $13.62        620
EQ/CORE BOND INDEX..............................................................  1.65%          B          $10.29      1,920
EQ/CORE BOND INDEX..............................................................  1.65%          B          $10.35      5,925
EQ/CORE BOND INDEX..............................................................  1.70%          B          $10.32        785
EQ/CORE BOND INDEX..............................................................  1.70%          B          $13.23        187

EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.10%          B          $ 8.02         32
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.20%          B          $ 8.13         22
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.25%          B          $ 8.12         55
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.30%          B          $ 7.81        268
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.55%          B          $ 7.82         12
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.65%          B          $ 7.70         48
EQ/EMERGING MARKETS EQUITY PLUS.................................................  1.70%          B          $ 7.69         98

EQ/ENERGY ETF...................................................................  0.30%          B          $ 7.83         --
EQ/ENERGY ETF...................................................................  1.10%          B          $ 8.58        140
EQ/ENERGY ETF...................................................................  1.20%          B          $ 7.60         99
EQ/ENERGY ETF...................................................................  1.25%          B          $ 7.59        144

EQ/EQUITY 500 INDEX.............................................................  0.65%          A          $19.39         --
EQ/EQUITY 500 INDEX.............................................................  1.30%          A          $20.98      4,944
EQ/EQUITY 500 INDEX.............................................................  1.55%          A          $20.60        358
EQ/EQUITY 500 INDEX.............................................................  1.65%          A          $20.45      1,355
EQ/EQUITY 500 INDEX.............................................................  1.70%          A          $20.38      1,359
EQ/EQUITY 500 INDEX.............................................................  0.30%          B          $13.13         14
EQ/EQUITY 500 INDEX.............................................................  1.10%          B          $10.71      1,140
EQ/EQUITY 500 INDEX.............................................................  1.20%          B          $12.75        866
EQ/EQUITY 500 INDEX.............................................................  1.25%          B          $12.73      1,617

EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.30%          A          $13.61        517
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.55%          A          $13.37         43
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.65%          A          $13.27        163
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.70%          A          $13.23        192
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  0.30%          B          $11.26          3
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.10%          B          $10.49        101

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.20%          B          $10.94         88
EQ/GAMCO MERGERS AND ACQUISITIONS...............................................  1.25%          B          $10.92        197

EQ/GAMCO SMALL COMPANY VALUE....................................................  0.65%          A          $19.45          1
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.30%          A          $24.41      5,995
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.55%          A          $23.98        532
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.65%          A          $23.80      1,304
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.70%          A          $23.72      1,117
EQ/GAMCO SMALL COMPANY VALUE....................................................  0.30%          B          $12.50         --
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.10%          B          $11.13        783
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.20%          B          $12.15        767
EQ/GAMCO SMALL COMPANY VALUE....................................................  1.25%          B          $12.13        975

EQ/GLOBAL BOND PLUS.............................................................  1.30%          A          $ 9.90        394
EQ/GLOBAL BOND PLUS.............................................................  1.55%          A          $ 9.72         52
EQ/GLOBAL BOND PLUS.............................................................  1.65%          A          $ 9.65         87
EQ/GLOBAL BOND PLUS.............................................................  1.70%          A          $ 9.62         30
EQ/GLOBAL BOND PLUS.............................................................  1.30%          B          $11.36        161
EQ/GLOBAL BOND PLUS.............................................................  1.55%          B          $11.04        132
EQ/GLOBAL BOND PLUS.............................................................  1.65%          B          $10.92        106
EQ/GLOBAL BOND PLUS.............................................................  1.70%          B          $10.86         11

EQ/HIGH YIELD BOND..............................................................  1.10%          B          $10.26         28
EQ/HIGH YIELD BOND..............................................................  1.20%          B          $10.71         71
EQ/HIGH YIELD BOND..............................................................  1.25%          B          $10.70        257
EQ/HIGH YIELD BOND..............................................................  1.30%          B          $11.17        462
EQ/HIGH YIELD BOND..............................................................  1.55%          B          $10.65          6
EQ/HIGH YIELD BOND..............................................................  1.65%          B          $11.02         79
EQ/HIGH YIELD BOND..............................................................  1.70%          B          $10.99        104

EQ/INTERMEDIATE GOVERNMENT BOND.................................................  0.30%          B          $10.07          5
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  0.65%          B          $10.03          1
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.10%          B          $ 9.82        208
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.20%          B          $ 9.78         91
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.25%          B          $ 9.77        152
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.30%          B          $10.08      6,304
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.30%          B          $10.88        716
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.55%          B          $ 9.90      2,119
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.55%          B          $18.96        200
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.65%          B          $ 9.82      2,202
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.65%          B          $10.45        235
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.70%          B          $ 9.79        177
EQ/INTERMEDIATE GOVERNMENT BOND.................................................  1.70%          B          $18.23         31

EQ/INTERNATIONAL EQUITY INDEX...................................................  1.30%          A          $11.14      1,202
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.55%          A          $10.94        110
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.65%          A          $10.86        391
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.70%          A          $10.82        368
EQ/INTERNATIONAL EQUITY INDEX...................................................  0.30%          B          $ 9.35         10
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.10%          B          $ 8.94        255
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.20%          B          $ 9.09        235
EQ/INTERNATIONAL EQUITY INDEX...................................................  1.25%          B          $ 9.07        717

EQ/INVESCO COMSTOCK.............................................................  1.30%          A          $20.29        937
EQ/INVESCO COMSTOCK.............................................................  1.55%          A          $19.93         82
EQ/INVESCO COMSTOCK.............................................................  1.65%          A          $19.78        261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/INVESCO COMSTOCK.............................................................  1.70%          A          $19.71         99
EQ/INVESCO COMSTOCK.............................................................  1.30%          B          $17.90        249
EQ/INVESCO COMSTOCK.............................................................  1.55%          B          $17.38         57
EQ/INVESCO COMSTOCK.............................................................  1.65%          B          $17.17        143
EQ/INVESCO COMSTOCK.............................................................  1.70%          B          $17.07         40

EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.30%          A          $21.45        272
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.55%          A          $21.07         91
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.65%          A          $20.92         84
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.70%          A          $20.84         20
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.30%          B          $22.96        164
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.55%          B          $24.17         28
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.65%          B          $21.98        108
EQ/JPMORGAN VALUE OPPORTUNITIES.................................................  1.70%          B          $23.46         27

EQ/LARGE CAP GROWTH INDEX.......................................................  1.30%          A          $21.51      1,094
EQ/LARGE CAP GROWTH INDEX.......................................................  1.55%          A          $21.13         99
EQ/LARGE CAP GROWTH INDEX.......................................................  1.65%          A          $20.98        192
EQ/LARGE CAP GROWTH INDEX.......................................................  1.70%          A          $20.90        148
EQ/LARGE CAP GROWTH INDEX.......................................................  1.10%          B          $10.39        232
EQ/LARGE CAP GROWTH INDEX.......................................................  1.20%          B          $12.63        139
EQ/LARGE CAP GROWTH INDEX.......................................................  1.25%          B          $12.61        488

EQ/LARGE CAP VALUE INDEX........................................................  1.30%          A          $20.64        729
EQ/LARGE CAP VALUE INDEX........................................................  1.55%          A          $20.27         52
EQ/LARGE CAP VALUE INDEX........................................................  1.65%          A          $20.12        149
EQ/LARGE CAP VALUE INDEX........................................................  1.70%          A          $20.05        177
EQ/LARGE CAP VALUE INDEX........................................................  1.10%          B          $10.84        114
EQ/LARGE CAP VALUE INDEX........................................................  1.20%          B          $12.59        152
EQ/LARGE CAP VALUE INDEX........................................................  1.25%          B          $12.57        273

EQ/LOW VOLATILITY GLOBAL ETF....................................................  1.10%          B          $10.09         32
EQ/LOW VOLATILITY GLOBAL ETF....................................................  1.20%          B          $11.26         52
EQ/LOW VOLATILITY GLOBAL ETF....................................................  1.25%          B          $11.25         76

EQ/MFS INTERNATIONAL GROWTH.....................................................  1.30%          A          $12.65      1,048
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.55%          A          $12.43         66
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.65%          A          $12.34        247
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.70%          A          $12.29        250
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.10%          B          $ 9.21        121
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.20%          B          $ 9.38        117
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.25%          B          $ 9.36        189
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.30%          B          $ 7.17        456
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.55%          B          $15.68        115
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.65%          B          $15.50        141
EQ/MFS INTERNATIONAL GROWTH.....................................................  1.70%          B          $15.40         37

EQ/MID CAP INDEX................................................................  1.30%          A          $23.31      1,417
EQ/MID CAP INDEX................................................................  1.55%          A          $22.89        106
EQ/MID CAP INDEX................................................................  1.65%          A          $22.72        370
EQ/MID CAP INDEX................................................................  1.70%          A          $22.64        732
EQ/MID CAP INDEX................................................................  0.30%          B          $13.01          6
EQ/MID CAP INDEX................................................................  1.10%          B          $10.92        350
EQ/MID CAP INDEX................................................................  1.20%          B          $12.64        342
EQ/MID CAP INDEX................................................................  1.25%          B          $12.62        508

EQ/MONEY MARKET.................................................................  0.65%          A          $ 9.61          8
EQ/MONEY MARKET.................................................................  1.30%          A          $ 9.12      5,367

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/MONEY MARKET.................................................................  1.55%          A          $ 8.96        559
EQ/MONEY MARKET.................................................................  1.65%          A          $ 8.89        883
EQ/MONEY MARKET.................................................................  1.65%          A          $ 9.38          1
EQ/MONEY MARKET.................................................................  1.65%          A          $ 9.69      1,765
EQ/MONEY MARKET.................................................................  1.70%          A          $ 8.86        885
EQ/MONEY MARKET.................................................................  1.10%          B          $ 9.82      1,556
EQ/MONEY MARKET.................................................................  1.20%          B          $ 9.62        537
EQ/MONEY MARKET.................................................................  1.25%          B          $ 9.61      2,908
EQ/MONEY MARKET.................................................................  1.30%          B          $ 9.61        853
EQ/MONEY MARKET.................................................................  1.55%          B          $25.54         69
EQ/MONEY MARKET.................................................................  1.65%          B          $ 9.27        602
EQ/MONEY MARKET.................................................................  1.65%          B          $ 9.38         66
EQ/MONEY MARKET.................................................................  1.70%          B          $24.20         97

EQ/OPPENHEIMER GLOBAL...........................................................  1.30%          A          $15.71      1,591
EQ/OPPENHEIMER GLOBAL...........................................................  1.55%          A          $15.43        101
EQ/OPPENHEIMER GLOBAL...........................................................  1.65%          A          $15.32        403
EQ/OPPENHEIMER GLOBAL...........................................................  1.70%          A          $15.26        368
EQ/OPPENHEIMER GLOBAL...........................................................  0.30%          B          $10.78          1
EQ/OPPENHEIMER GLOBAL...........................................................  1.10%          B          $ 9.30        180
EQ/OPPENHEIMER GLOBAL...........................................................  1.20%          B          $10.47        142
EQ/OPPENHEIMER GLOBAL...........................................................  1.25%          B          $10.45        155
EQ/OPPENHEIMER GLOBAL...........................................................  1.30%          B          $14.21        270
EQ/OPPENHEIMER GLOBAL...........................................................  1.55%          B          $13.85         63
EQ/OPPENHEIMER GLOBAL...........................................................  1.65%          B          $13.70        388
EQ/OPPENHEIMER GLOBAL...........................................................  1.70%          B          $13.63         54

EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.10%          B          $10.39        103
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.20%          B          $10.85         90
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.25%          B          $10.83        205
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.30%          B          $10.45        665
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.55%          B          $10.05         17
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.65%          B          $10.30         72
EQ/PIMCO GLOBAL REAL RETURN.....................................................  1.70%          B          $10.28        159

EQ/PIMCO ULTRA SHORT BOND.......................................................  1.30%          A          $ 9.51      1,734
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.55%          A          $ 9.34        146
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.65%          A          $ 9.27        388
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.70%          A          $ 9.24        430
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.10%          B          $ 9.98        199
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.20%          B          $ 9.77        123
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.25%          B          $ 9.76        256
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.30%          B          $ 9.05        100
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.55%          B          $10.07         15
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.65%          B          $ 9.95         52
EQ/PIMCO ULTRA SHORT BOND.......................................................  1.70%          B          $ 9.89         10

EQ/QUALITY BOND PLUS............................................................  1.30%          B          $10.98      1,286
EQ/QUALITY BOND PLUS............................................................  1.55%          B          $15.91        310
EQ/QUALITY BOND PLUS............................................................  1.65%          B          $10.53        563
EQ/QUALITY BOND PLUS............................................................  1.70%          B          $15.36        117

EQ/SMALL COMPANY INDEX..........................................................  1.30%          A          $22.84        959
EQ/SMALL COMPANY INDEX..........................................................  1.55%          A          $22.43         89
EQ/SMALL COMPANY INDEX..........................................................  1.65%          A          $22.26        253

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX..........................................................  1.70%          A          $22.18        658
EQ/SMALL COMPANY INDEX..........................................................  0.30%          B          $12.41          8
EQ/SMALL COMPANY INDEX..........................................................  1.10%          B          $10.88        234
EQ/SMALL COMPANY INDEX..........................................................  1.20%          B          $12.05        176
EQ/SMALL COMPANY INDEX..........................................................  1.25%          B          $12.04        509

EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.30%          A          $21.56      3,158
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.55%          A          $21.18        182
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.65%          A          $21.03        852
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.70%          A          $20.95        642
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.10%          B          $10.18        553
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.20%          B          $12.25        405
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.25%          B          $12.23        673
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.30%          B          $11.23        709
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.55%          B          $27.32        129
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.65%          B          $26.54        227
EQ/T. ROWE PRICE GROWTH STOCK...................................................  1.70%          B          $26.16         42

EQ/UBS GROWTH & INCOME..........................................................  1.30%          B          $ 3.63        653
EQ/UBS GROWTH & INCOME..........................................................  1.55%          B          $ 8.83        238
EQ/UBS GROWTH & INCOME..........................................................  1.65%          B          $ 8.67        242
EQ/UBS GROWTH & INCOME..........................................................  1.70%          B          $ 8.59         76

FEDERATED HIGH INCOME BOND FUND II..............................................  0.30%    SERVICE CLASS    $11.40          4
FEDERATED HIGH INCOME BOND FUND II..............................................  1.10%    SERVICE CLASS    $10.54        371
FEDERATED HIGH INCOME BOND FUND II..............................................  1.20%    SERVICE CLASS    $11.08        294
FEDERATED HIGH INCOME BOND FUND II..............................................  1.25%    SERVICE CLASS    $11.06        684

FEDERATED KAUFMANN FUND II......................................................  0.30%    SERVICE CLASS    $12.60         --
FEDERATED KAUFMANN FUND II......................................................  1.10%    SERVICE CLASS    $ 9.85        130
FEDERATED KAUFMANN FUND II......................................................  1.20%    SERVICE CLASS    $12.24        103
FEDERATED KAUFMANN FUND II......................................................  1.25%    SERVICE CLASS    $12.22        136

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.30%   SERVICE CLASS 2   $15.38         28
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.55%   SERVICE CLASS 2   $15.10          6
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.65%   SERVICE CLASS 2   $14.99         14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.................................  1.70%   SERVICE CLASS 2   $14.94          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  0.30%   SERVICE CLASS 2   $12.54         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  0.65%   SERVICE CLASS 2   $17.88         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.10%   SERVICE CLASS 2   $10.22        372
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.20%   SERVICE CLASS 2   $12.19        469
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.25%   SERVICE CLASS 2   $12.17        543
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.30%   SERVICE CLASS 2   $19.76      4,315
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.55%   SERVICE CLASS 2   $19.41        259
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.65%   SERVICE CLASS 2   $19.27      1,091
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........................................  1.70%   SERVICE CLASS 2   $19.20        761

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $12.62         27
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $12.43         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $12.36         18
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........................................  1.70%   SERVICE CLASS 2   $12.32          2

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $12.82         62
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $12.63          6
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $12.55         12
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........................................  1.70%   SERVICE CLASS 2   $12.51          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $13.31         61
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $13.11          8
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $13.03         23

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.30%   SERVICE CLASS 2   $13.47         32
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.55%   SERVICE CLASS 2   $13.27         22
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.65%   SERVICE CLASS 2   $13.19         12
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........................................  1.70%   SERVICE CLASS 2   $13.15         --

FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  0.30%   SERVICE CLASS 2   $12.18          7
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  0.65%   SERVICE CLASS 2   $15.82          1
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.10%   SERVICE CLASS 2   $10.30        304
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.20%   SERVICE CLASS 2   $11.84        271
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.25%   SERVICE CLASS 2   $11.82        320
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.30%   SERVICE CLASS 2   $19.34      2,072
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.55%   SERVICE CLASS 2   $18.99        127
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.65%   SERVICE CLASS 2   $18.85        471
FIDELITY(R) VIP MID CAP PORTFOLIO...............................................  1.70%   SERVICE CLASS 2   $18.78        382

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.10%   SERVICE CLASS 2   $10.11        529
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.20%   SERVICE CLASS 2   $10.50        529
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.25%   SERVICE CLASS 2   $10.48      1,195
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.30%   SERVICE CLASS 2   $12.71      3,546
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.55%   SERVICE CLASS 2   $12.49        240
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.65%   SERVICE CLASS 2   $12.40        825
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO......................................  1.70%   SERVICE CLASS 2   $12.35        797

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.10%   CLASS I SHARES    $10.18         17
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.20%   CLASS I SHARES    $10.49         49
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.25%   CLASS I SHARES    $10.48         50
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.30%   CLASS I SHARES    $10.46         95
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.65%   CLASS I SHARES    $10.37         28
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO...................................  1.70%   CLASS I SHARES    $10.36         35

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.10%   CLASS I SHARES    $10.80        197
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.20%   CLASS I SHARES    $12.02        220
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.25%   CLASS I SHARES    $12.01        456
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.30%   CLASS I SHARES    $13.63      1,351
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.55%   CLASS I SHARES    $12.19         27
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.55%   CLASS I SHARES    $13.47          6
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.65%   CLASS I SHARES    $13.40        387
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO....................  1.70%   CLASS I SHARES    $13.37        285

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.10%       CLASS 2       $ 9.99         60
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.20%       CLASS 2       $10.77        147
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.25%       CLASS 2       $10.75        217
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.30%       CLASS 2       $15.06        660
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.55%       CLASS 2       $14.80          8
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.65%       CLASS 2       $14.70        118
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.....................................  1.70%       CLASS 2       $14.65        159

FRANKLIN INCOME VIP FUND........................................................  0.65%       CLASS 2       $14.18         10
FRANKLIN INCOME VIP FUND........................................................  1.10%       CLASS 2       $10.11        445
FRANKLIN INCOME VIP FUND........................................................  1.20%       CLASS 2       $10.87        822
FRANKLIN INCOME VIP FUND........................................................  1.25%       CLASS 2       $10.85      1,264
FRANKLIN INCOME VIP FUND........................................................  1.30%       CLASS 2       $14.65      2,369

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND........................................................  1.55%      CLASS 2        $14.39         75
FRANKLIN INCOME VIP FUND........................................................  1.65%      CLASS 2        $14.29        498
FRANKLIN INCOME VIP FUND........................................................  1.70%      CLASS 2        $14.24        882

FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.10%      CLASS 2        $10.36         38
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.20%      CLASS 2        $11.76         54
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.25%      CLASS 2        $11.74         51
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.30%      CLASS 2        $17.01        510
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.55%      CLASS 2        $16.71         47
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.65%      CLASS 2        $16.60        117
FRANKLIN MUTUAL SHARES VIP FUND.................................................  1.70%      CLASS 2        $16.54         41

FRANKLIN RISING DIVIDENDS VIP FUND..............................................  0.30%      CLASS 2        $12.44         28
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.10%      CLASS 2        $10.82        226
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.20%      CLASS 2        $12.08        308
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.25%      CLASS 2        $12.07        662
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.30%      CLASS 2        $13.98      2,386
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.55%      CLASS 2        $13.09         64
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.65%      CLASS 2        $13.79        570
FRANKLIN RISING DIVIDENDS VIP FUND..............................................  1.70%      CLASS 2        $13.77        545

FRANKLIN STRATEGIC INCOME VIP FUND..............................................  0.65%      CLASS 2        $12.06          4
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.30%      CLASS 2        $12.98      3,056
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.55%      CLASS 2        $12.74        180
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.65%      CLASS 2        $12.65        651
FRANKLIN STRATEGIC INCOME VIP FUND..............................................  1.70%      CLASS 2        $12.61        714

GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.30%   SERVICE SHARES    $20.26      1,014
GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.55%   SERVICE SHARES    $19.89         73
GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.65%   SERVICE SHARES    $19.75        279
GOLDMAN SACHS VIT MID CAP VALUE FUND............................................  1.70%   SERVICE SHARES    $19.68        202

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  0.30%   COMMON SHARES     $ 9.72          4
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.10%   COMMON SHARES     $ 7.82         75
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.20%   COMMON SHARES     $ 9.45         49
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.25%   COMMON SHARES     $ 9.43         72
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.30%   COMMON SHARES     $ 7.21         46
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.55%   COMMON SHARES     $ 7.10         15
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.65%   COMMON SHARES     $ 7.06         31
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.............................  1.70%   COMMON SHARES     $ 7.04         --

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.30%   COMMON SHARES     $ 9.63         40
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.55%   COMMON SHARES     $ 9.49         33
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.65%   COMMON SHARES     $ 9.44         18
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND......................................  1.70%   COMMON SHARES     $ 9.41          1

HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  0.30%         IC          $10.70          7
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.10%         IC          $ 9.78        105
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.20%         IC          $10.45        105
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.25%         IC          $10.44        128
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.30%         IC          $10.42        691
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.65%         IC          $10.33        122
HARTFORD CAPITAL APPRECIATION HLS FUND..........................................  1.70%         IC          $10.32         56

HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.10%         IC          $ 9.90        299
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.20%         IC          $11.61        132
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.25%         IC          $11.59        353

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.30%         IC          $11.58      1,114
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.65%         IC          $11.47        145
HARTFORD GROWTH OPPORTUNITIES HLS FUND..........................................  1.70%         IC          $11.46        206

INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.30%      SERIES II      $21.07         14
INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.55%      SERIES II      $20.69          2
INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.65%      SERIES II      $20.54          6
INVESCO V.I. AMERICAN FRANCHISE FUND............................................  1.70%      SERIES II      $20.47         --

INVESCO V.I. BALANCED-RISK ALLOCATION FUND......................................  1.10%      SERIES II      $10.04        268
INVESCO V.I. BALANCED-RISK ALLOCATION FUND......................................  1.20%      SERIES II      $10.67        190
INVESCO V.I. BALANCED-RISK ALLOCATION FUND......................................  1.25%      SERIES II      $10.65        394

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  0.65%      SERIES II      $20.01         --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.30%      SERIES II      $19.97      2,267
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.55%      SERIES II      $17.43         25
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.55%      SERIES II      $19.61         73
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.65%      SERIES II      $17.35        328
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.65%      SERIES II      $19.47        291
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.70%      SERIES II      $17.31        592
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..........................................  1.70%      SERIES II      $19.40          8
INVESCO V.I. EQUITY AND INCOME FUND.............................................  1.30%      SERIES II      $10.85        807
INVESCO V.I. EQUITY AND INCOME FUND.............................................  1.65%      SERIES II      $10.77         43
INVESCO V.I. EQUITY AND INCOME FUND.............................................  1.70%      SERIES II      $10.76         16

INVESCO V.I. GLOBAL HEALTH CARE FUND............................................  1.10%      SERIES II      $ 8.20        121
INVESCO V.I. GLOBAL HEALTH CARE FUND............................................  1.20%      SERIES II      $11.10         85
INVESCO V.I. GLOBAL HEALTH CARE FUND............................................  1.25%      SERIES II      $11.08        131

INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  0.30%      SERIES II      $10.82          4
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  0.65%      SERIES II      $13.04          1
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.10%      SERIES II      $ 9.41        233
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.20%      SERIES II      $10.51        229
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.25%      SERIES II      $10.49        302
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.30%      SERIES II      $15.28      2,773
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.55%      SERIES II      $15.01        210
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.65%      SERIES II      $14.90        795
INVESCO V.I. GLOBAL REAL ESTATE FUND............................................  1.70%      SERIES II      $14.85        660

INVESCO V.I. HIGH YIELD FUND....................................................  0.30%      SERIES II      $10.91          2
INVESCO V.I. HIGH YIELD FUND....................................................  1.10%      SERIES II      $10.13        197
INVESCO V.I. HIGH YIELD FUND....................................................  1.20%      SERIES II      $10.60        228
INVESCO V.I. HIGH YIELD FUND....................................................  1.25%      SERIES II      $10.58        626
INVESCO V.I. HIGH YIELD FUND....................................................  1.30%      SERIES II      $12.33      1,405
INVESCO V.I. HIGH YIELD FUND....................................................  1.55%      SERIES II      $12.15         57
INVESCO V.I. HIGH YIELD FUND....................................................  1.65%      SERIES II      $12.08        482
INVESCO V.I. HIGH YIELD FUND....................................................  1.70%      SERIES II      $12.04        327

INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  0.30%      SERIES II      $ 9.77          4
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.10%      SERIES II      $ 8.79        253
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.20%      SERIES II      $ 9.50        180
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.25%      SERIES II      $ 9.48        214
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.30%      SERIES II      $12.98      2,062
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.55%      SERIES II      $12.74        147
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.65%      SERIES II      $12.65        373
INVESCO V.I. INTERNATIONAL GROWTH FUND..........................................  1.70%      SERIES II      $12.61        309

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.30%      SERIES II      $16.17        590
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.55%      SERIES II      $15.88         22
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.65%      SERIES II      $15.77         66
INVESCO V.I. MID CAP CORE EQUITY FUND...........................................  1.70%      SERIES II      $15.71         47

INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.10%      SERIES II      $ 9.87        105
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.20%      SERIES II      $10.91         58
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.25%      SERIES II      $10.89        101
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.30%      SERIES II      $20.72        460
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.55%      SERIES II      $20.35         45
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.65%      SERIES II      $20.20         65
INVESCO V.I. SMALL CAP EQUITY FUND..............................................  1.70%      SERIES II      $20.13         45

IVY VIP ASSET STRATEGY..........................................................  0.30%    COMMON SHARES    $ 8.83          1
IVY VIP ASSET STRATEGY..........................................................  1.10%    COMMON SHARES    $ 8.46        107
IVY VIP ASSET STRATEGY..........................................................  1.20%    COMMON SHARES    $ 8.58        331
IVY VIP ASSET STRATEGY..........................................................  1.25%    COMMON SHARES    $ 8.57        389
IVY VIP ASSET STRATEGY..........................................................  1.30%    COMMON SHARES    $10.65      1,541
IVY VIP ASSET STRATEGY..........................................................  1.55%    COMMON SHARES    $10.50         36
IVY VIP ASSET STRATEGY..........................................................  1.65%    COMMON SHARES    $10.43        378
IVY VIP ASSET STRATEGY..........................................................  1.70%    COMMON SHARES    $10.40        722

IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.30%    COMMON SHARES    $17.34        526
IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.55%    COMMON SHARES    $17.03        100
IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.65%    COMMON SHARES    $16.91        174
IVY VIP DIVIDEND OPPORTUNITIES..................................................  1.70%    COMMON SHARES    $16.85         95

IVY VIP ENERGY..................................................................  1.10%    COMMON SHARES    $ 9.31        203
IVY VIP ENERGY..................................................................  1.20%    COMMON SHARES    $ 8.76        232
IVY VIP ENERGY..................................................................  1.25%    COMMON SHARES    $ 8.74        373
IVY VIP ENERGY..................................................................  1.30%    COMMON SHARES    $12.67      1,872
IVY VIP ENERGY..................................................................  1.55%    COMMON SHARES    $12.45        202
IVY VIP ENERGY..................................................................  1.65%    COMMON SHARES    $12.36        381
IVY VIP ENERGY..................................................................  1.70%    COMMON SHARES    $12.31        333

IVY VIP GLOBAL NATURAL RESOURCES................................................  0.65%    COMMON SHARES    $ 7.72          1
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.30%    COMMON SHARES    $ 7.97        895
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.55%    COMMON SHARES    $ 7.83         99
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.65%    COMMON SHARES    $ 7.77        271
IVY VIP GLOBAL NATURAL RESOURCES................................................  1.70%    COMMON SHARES    $ 7.74        137

IVY VIP HIGH INCOME.............................................................  0.65%    COMMON SHARES    $14.81          2
IVY VIP HIGH INCOME.............................................................  1.30%    COMMON SHARES    $16.49      4,604
IVY VIP HIGH INCOME.............................................................  1.55%    COMMON SHARES    $16.19        326
IVY VIP HIGH INCOME.............................................................  1.65%    COMMON SHARES    $16.07      1,255
IVY VIP HIGH INCOME.............................................................  1.70%    COMMON SHARES    $16.02      1,327

IVY VIP MICRO CAP GROWTH........................................................  0.30%    COMMON SHARES    $10.86          3
IVY VIP MICRO CAP GROWTH........................................................  1.10%    COMMON SHARES    $ 9.97         60
IVY VIP MICRO CAP GROWTH........................................................  1.20%    COMMON SHARES    $10.55        100
IVY VIP MICRO CAP GROWTH........................................................  1.25%    COMMON SHARES    $10.53         97

IVY VIP MID CAP GROWTH..........................................................  1.30%    COMMON SHARES    $19.81      1,570
IVY VIP MID CAP GROWTH..........................................................  1.55%    COMMON SHARES    $19.45        118
IVY VIP MID CAP GROWTH..........................................................  1.65%    COMMON SHARES    $19.31        272
IVY VIP MID CAP GROWTH..........................................................  1.70%    COMMON SHARES    $19.24        302

IVY VIP SCIENCE AND TECHNOLOGY..................................................  0.30%    COMMON SHARES    $11.02          2
IVY VIP SCIENCE AND TECHNOLOGY..................................................  0.65%    COMMON SHARES    $18.94          3
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.10%    COMMON SHARES    $ 9.08        265

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.20%   COMMON SHARES     $10.71        321
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.25%   COMMON SHARES     $10.69        309
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.30%   COMMON SHARES     $20.89      1,721
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.55%   COMMON SHARES     $20.51        163
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.65%   COMMON SHARES     $20.37        403
IVY VIP SCIENCE AND TECHNOLOGY..................................................  1.70%   COMMON SHARES     $20.29        283

IVY VIP SMALL CAP GROWTH........................................................  1.30%   COMMON SHARES     $17.84        836
IVY VIP SMALL CAP GROWTH........................................................  1.55%   COMMON SHARES     $17.52         71
IVY VIP SMALL CAP GROWTH........................................................  1.65%   COMMON SHARES     $17.39        231
IVY VIP SMALL CAP GROWTH........................................................  1.70%   COMMON SHARES     $17.33        168

JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  0.30%   SERVICE SHARES    $11.56          1
JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  1.10%   SERVICE SHARES    $10.03        730
JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  1.20%   SERVICE SHARES    $11.24        558
JANUS ASPEN SERIES BALANCED PORTFOLIO...........................................  1.25%   SERVICE SHARES    $11.22      1,904

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  0.30%   SERVICE SHARES    $10.56          9
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  1.10%   SERVICE SHARES    $ 9.88        628
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  1.20%   SERVICE SHARES    $10.26        478
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO......................................  1.25%   SERVICE SHARES    $10.24      1,106

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.........................  1.10%   SERVICE SHARES    $11.02        237
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.........................  1.20%   SERVICE SHARES    $13.16        159
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.........................  1.25%   SERVICE SHARES    $13.14        264

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO............................  1.10%      CLASS 2        $10.11         76
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO............................  1.25%      CLASS 2        $10.09      1,191

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO...............................  1.10%      CLASS 2        $10.31         15
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO...............................  1.25%      CLASS 2        $10.29        938

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  0.30%   SERVICE SHARES    $ 8.75          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  0.65%   SERVICE SHARES    $ 8.69          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.10%   SERVICE SHARES    $ 8.97        268
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.20%   SERVICE SHARES    $ 8.50        323
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.25%   SERVICE SHARES    $ 8.49        311
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.30%   SERVICE SHARES    $10.40      4,388
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.55%   SERVICE SHARES    $10.22        536
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.65%   SERVICE SHARES    $10.14      1,094
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.............................  1.70%   SERVICE SHARES    $10.11        768

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  0.30%     VC SHARES       $11.54          9
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.10%     VC SHARES       $10.43        718
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.20%     VC SHARES       $11.21        565
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.25%     VC SHARES       $11.20      1,083
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.30%     VC SHARES       $13.21      3,072
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.55%     VC SHARES       $13.02        167
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.65%     VC SHARES       $12.94        787
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.............................  1.70%     VC SHARES       $12.90      1,097

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.30%     VC SHARES       $14.82        209
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.55%     VC SHARES       $14.60         19
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.65%     VC SHARES       $14.51         52
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO..............................  1.70%     VC SHARES       $14.47         16

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.30%     VC SHARES       $13.44        193
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.55%     VC SHARES       $13.24         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.65%      VC SHARES      $13.16         64
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.......................  1.70%      VC SHARES      $13.12         44

MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  0.30%    SERVICE CLASS    $11.28          5
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.10%    SERVICE CLASS    $ 9.86        917
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.20%    SERVICE CLASS    $10.96        590
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.25%    SERVICE CLASS    $10.95      1,083
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.30%    SERVICE CLASS    $16.25      5,940
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.55%    SERVICE CLASS    $15.96        420
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.65%    SERVICE CLASS    $15.84      1,314
MFS(R) INTERNATIONAL VALUE PORTFOLIO............................................  1.70%    SERVICE CLASS    $15.79      1,316

MFS(R) INVESTORS TRUST SERIES...................................................  1.10%    SERVICE CLASS    $10.39         43
MFS(R) INVESTORS TRUST SERIES...................................................  1.20%    SERVICE CLASS    $12.11         31
MFS(R) INVESTORS TRUST SERIES...................................................  1.25%    SERVICE CLASS    $12.09         64
MFS(R) INVESTORS TRUST SERIES...................................................  1.30%    SERVICE CLASS    $19.10        299
MFS(R) INVESTORS TRUST SERIES...................................................  1.55%    SERVICE CLASS    $18.76         33
MFS(R) INVESTORS TRUST SERIES...................................................  1.65%    SERVICE CLASS    $18.63         68
MFS(R) INVESTORS TRUST SERIES...................................................  1.70%    SERVICE CLASS    $18.56         59

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.30%    SERVICE CLASS    $19.06        381
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.55%    SERVICE CLASS    $18.72         56
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.65%    SERVICE CLASS    $18.58         87
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO...........................  1.70%    SERVICE CLASS    $18.52         51

MFS(R) RESEARCH SERIES..........................................................  1.10%    SERVICE CLASS    $10.37         35
MFS(R) RESEARCH SERIES..........................................................  1.20%    SERVICE CLASS    $12.14         31
MFS(R) RESEARCH SERIES..........................................................  1.25%    SERVICE CLASS    $12.12         80

MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.30%    SERVICE CLASS    $23.16        611
MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.55%    SERVICE CLASS    $22.74         84
MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.65%    SERVICE CLASS    $22.58        107
MFS(R) TECHNOLOGY PORTFOLIO.....................................................  1.70%    SERVICE CLASS    $22.50        150

MFS(R) UTILITIES SERIES.........................................................  0.30%    SERVICE CLASS    $10.51         --
MFS(R) UTILITIES SERIES.........................................................  1.10%    SERVICE CLASS    $ 8.98        190
MFS(R) UTILITIES SERIES.........................................................  1.20%    SERVICE CLASS    $10.21        297
MFS(R) UTILITIES SERIES.........................................................  1.25%    SERVICE CLASS    $10.20        266
MFS(R) UTILITIES SERIES.........................................................  1.30%    SERVICE CLASS    $16.86      1,610
MFS(R) UTILITIES SERIES.........................................................  1.55%    SERVICE CLASS    $16.56         98
MFS(R) UTILITIES SERIES.........................................................  1.65%    SERVICE CLASS    $16.44        272
MFS(R) UTILITIES SERIES.........................................................  1.70%    SERVICE CLASS    $16.38        354

MFS(R) VALUE SERIES.............................................................  0.30%    SERVICE CLASS    $12.94          1
MFS(R) VALUE SERIES.............................................................  1.10%    SERVICE CLASS    $10.86        519
MFS(R) VALUE SERIES.............................................................  1.20%    SERVICE CLASS    $12.58        172
MFS(R) VALUE SERIES.............................................................  1.25%    SERVICE CLASS    $12.56        477

MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.30%          B          $19.05        381
MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.55%          B          $81.93         22
MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.65%          B          $18.35        178
MULTIMANAGER AGGRESSIVE EQUITY..................................................  1.70%          B          $78.16         15

MULTIMANAGER CORE BOND..........................................................  1.30%          B          $13.73      3,463
MULTIMANAGER CORE BOND..........................................................  1.55%          B          $14.17      1,233
MULTIMANAGER CORE BOND..........................................................  1.65%          B          $13.07      2,256
MULTIMANAGER CORE BOND..........................................................  1.70%          B          $13.85        547

MULTIMANAGER MID CAP GROWTH.....................................................  1.30%          B          $22.01        417
MULTIMANAGER MID CAP GROWTH.....................................................  1.55%          B          $17.28         67

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH.....................................................  1.65%         B           $21.02        188
MULTIMANAGER MID CAP GROWTH.....................................................  1.70%         B           $16.89        130

MULTIMANAGER MID CAP VALUE......................................................  1.30%         B           $24.31        276
MULTIMANAGER MID CAP VALUE......................................................  1.55%         B           $21.78         40
MULTIMANAGER MID CAP VALUE......................................................  1.65%         B           $23.20        118
MULTIMANAGER MID CAP VALUE......................................................  1.70%         B           $21.29        378

MULTIMANAGER TECHNOLOGY.........................................................  1.10%         B           $10.79        126
MULTIMANAGER TECHNOLOGY.........................................................  1.20%         B           $13.53         69
MULTIMANAGER TECHNOLOGY.........................................................  1.25%         B           $13.51        346
MULTIMANAGER TECHNOLOGY.........................................................  1.30%         B           $11.06        352
MULTIMANAGER TECHNOLOGY.........................................................  1.30%         B           $24.48        250
MULTIMANAGER TECHNOLOGY.........................................................  1.55%         B           $20.15         97
MULTIMANAGER TECHNOLOGY.........................................................  1.65%         B           $10.98         94
MULTIMANAGER TECHNOLOGY.........................................................  1.65%         B           $23.37         94
MULTIMANAGER TECHNOLOGY.........................................................  1.70%         B           $10.97         85
MULTIMANAGER TECHNOLOGY.........................................................  1.70%         B           $19.70         64

NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.10%   CLASS S SHARES    $ 9.02         34
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.20%   CLASS S SHARES    $ 9.06         31
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.25%   CLASS S SHARES    $ 9.05         26
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.30%   CLASS S SHARES    $ 9.04         77
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.65%   CLASS S SHARES    $ 8.96         10
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO........................  1.70%   CLASS S SHARES    $ 8.95         31

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.10%   CLASS S SHARES    $ 9.00         31
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.20%   CLASS S SHARES    $ 9.10         37
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.25%   CLASS S SHARES    $ 9.08         38
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.30%   CLASS S SHARES    $ 9.07        153
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.65%   CLASS S SHARES    $ 8.99         30
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.................................  1.70%   CLASS S SHARES    $ 8.98         51

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  0.30%   ADVISOR CLASS     $ 6.71         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  0.65%   ADVISOR CLASS     $ 5.74          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.10%   ADVISOR CLASS     $ 8.39         48
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.20%   ADVISOR CLASS     $ 6.52        145
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.25%   ADVISOR CLASS     $ 6.51        136
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.30%   ADVISOR CLASS     $ 6.89      1,391
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.55%   ADVISOR CLASS     $ 6.77        110
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.65%   ADVISOR CLASS     $ 6.72        395
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.................................  1.70%   ADVISOR CLASS     $ 6.70        355

PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.10%   ADVISOR CLASS     $10.35         55
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.20%   ADVISOR CLASS     $10.58         59
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.25%   ADVISOR CLASS     $10.56        113
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.30%   ADVISOR CLASS     $13.40        742
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.55%   ADVISOR CLASS     $13.16        130
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.65%   ADVISOR CLASS     $13.06        244
PIMCO EMERGING MARKETS BOND PORTFOLIO...........................................  1.70%   ADVISOR CLASS     $13.02        144

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........................................  1.10%   ADVISOR CLASS     $ 9.86         45
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........................................  1.20%   ADVISOR CLASS     $ 9.44         38
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........................................  1.25%   ADVISOR CLASS     $ 9.42         86

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO...........................  1.10%   ADVISOR CLASS     $ 9.50          8
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO...........................  1.20%   ADVISOR CLASS     $10.30         50
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO...........................  1.25%   ADVISOR CLASS     $10.29         66

PIMCO REAL RETURN PORTFOLIO.....................................................  1.30%   ADVISOR CLASS     $11.37      3,229
PIMCO REAL RETURN PORTFOLIO.....................................................  1.55%   ADVISOR CLASS     $11.17        335

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
PIMCO REAL RETURN PORTFOLIO.....................................................  1.65%    ADVISOR CLASS    $11.09      1,033
PIMCO REAL RETURN PORTFOLIO.....................................................  1.70%    ADVISOR CLASS    $11.05        596

PIMCO TOTAL RETURN PORTFOLIO....................................................  0.65%    ADVISOR CLASS    $11.14         --
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.10%    ADVISOR CLASS    $ 9.95        633
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.20%    ADVISOR CLASS    $10.22        487
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.25%    ADVISOR CLASS    $10.20      1,033
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.30%    ADVISOR CLASS    $11.71      7,160
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.55%    ADVISOR CLASS    $11.50        592
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.65%    ADVISOR CLASS    $11.42      2,070
PIMCO TOTAL RETURN PORTFOLIO....................................................  1.70%    ADVISOR CLASS    $11.38      1,609

PROFUND VP BEAR.................................................................  1.30%    COMMON SHARES    $ 2.87         38
PROFUND VP BEAR.................................................................  1.55%    COMMON SHARES    $ 2.82         23
PROFUND VP BEAR.................................................................  1.65%    COMMON SHARES    $ 2.80         12
PROFUND VP BEAR.................................................................  1.70%    COMMON SHARES    $ 2.79          2

PROFUND VP BIOTECHNOLOGY........................................................  0.65%    COMMON SHARES    $27.35          2
PROFUND VP BIOTECHNOLOGY........................................................  1.30%    COMMON SHARES    $27.68      1,030
PROFUND VP BIOTECHNOLOGY........................................................  1.55%    COMMON SHARES    $27.18         88
PROFUND VP BIOTECHNOLOGY........................................................  1.65%    COMMON SHARES    $26.98        238
PROFUND VP BIOTECHNOLOGY........................................................  1.70%    COMMON SHARES    $26.89        221

PUTNAM VT ABSOLUTE RETURN 500 FUND..............................................  1.10%          B          $ 9.73         60
PUTNAM VT ABSOLUTE RETURN 500 FUND..............................................  1.20%          B          $10.11         62
PUTNAM VT ABSOLUTE RETURN 500 FUND..............................................  1.25%          B          $10.09         92

PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.10%          B          $10.06         65
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.20%          B          $ 9.66         51
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.25%          B          $ 9.65        374
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.30%          B          $ 9.64        230
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.65%          B          $ 9.55         45
PUTNAM VT DIVERSIFIED INCOME FUND...............................................  1.70%          B          $ 9.54         25

PUTNAM VT GLOBAL ASSET ALLOCATION FUND..........................................  1.10%          B          $10.32        149
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..........................................  1.25%          B          $10.30         56

PUTNAM VT RESEARCH FUND.........................................................  1.10%          B          $10.53          5
PUTNAM VT RESEARCH FUND.........................................................  1.25%          B          $10.51          6

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.10%      CLASS II       $ 9.01         34
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.20%      CLASS II       $ 9.24         29
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.25%      CLASS II       $ 9.22         26
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.30%      CLASS II       $ 9.21        201
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.65%      CLASS II       $ 9.13         21
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO..............................  1.70%      CLASS II       $ 9.12         33

SEI VP BALANCED STRATEGY FUND...................................................  1.10%      CLASS III      $ 9.73        103
SEI VP BALANCED STRATEGY FUND...................................................  1.20%      CLASS III      $10.37        192
SEI VP BALANCED STRATEGY FUND...................................................  1.25%      CLASS III      $10.35        404

SEI VP CONSERVATIVE STRATEGY FUND...............................................  1.10%      CLASS III      $ 9.95        101
SEI VP CONSERVATIVE STRATEGY FUND...............................................  1.20%      CLASS III      $10.26        145
SEI VP CONSERVATIVE STRATEGY FUND...............................................  1.25%      CLASS III      $10.24        937

SEI VP MARKET GROWTH STRATEGY FUND..............................................  0.30%      CLASS III      $10.74          1
SEI VP MARKET GROWTH STRATEGY FUND..............................................  1.10%      CLASS III      $ 9.71        112
SEI VP MARKET GROWTH STRATEGY FUND..............................................  1.20%      CLASS III      $10.43        401
SEI VP MARKET GROWTH STRATEGY FUND..............................................  1.25%      CLASS III      $10.42        212

SEI VP MARKET PLUS STRATEGY FUND................................................  1.10%      CLASS III      $ 9.67         32
SEI VP MARKET PLUS STRATEGY FUND................................................  1.20%      CLASS III      $10.64         79
SEI VP MARKET PLUS STRATEGY FUND................................................  1.25%      CLASS III      $10.62         59

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2016

                                                                                                                        UNITS
                                                                                 CONTRACT                            OUTSTANDING
                                                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                                 -------- --------------- ---------- -----------
SEI VP MODERATE STRATEGY FUND...................................................  1.10%     CLASS III       $ 9.98        525
SEI VP MODERATE STRATEGY FUND...................................................  1.20%     CLASS III       $10.60        144
SEI VP MODERATE STRATEGY FUND...................................................  1.25%     CLASS III       $10.59        508

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........................................  1.10%      CLASS II       $10.72        108
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........................................  1.20%      CLASS II       $11.74         98
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........................................  1.25%      CLASS II       $11.72        193

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  0.30%      CLASS II       $13.75         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  0.65%      CLASS II       $29.01          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.10%      CLASS II       $ 8.73        648
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.20%      CLASS II       $13.36        408
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.25%      CLASS II       $13.34        729
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.30%      CLASS II       $31.79      2,012
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.55%      CLASS II       $31.22        152
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.65%      CLASS II       $30.99        403
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......................................  1.70%      CLASS II       $30.88        401

TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.30%      CLASS 2        $ 9.02        664
TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.55%      CLASS 2        $ 8.86         58
TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.65%      CLASS 2        $ 8.79        230
TEMPLETON DEVELOPING MARKETS VIP FUND...........................................  1.70%      CLASS 2        $ 8.76        755

TEMPLETON FOREIGN VIP FUND......................................................  1.30%      CLASS 2        $11.54        465
TEMPLETON FOREIGN VIP FUND......................................................  1.55%      CLASS 2        $11.33         48
TEMPLETON FOREIGN VIP FUND......................................................  1.65%      CLASS 2        $11.25         91
TEMPLETON FOREIGN VIP FUND......................................................  1.70%      CLASS 2        $11.21        129

TEMPLETON GLOBAL BOND VIP FUND..................................................  0.30%      CLASS 2        $ 9.97          4
TEMPLETON GLOBAL BOND VIP FUND..................................................  0.65%      CLASS 2        $11.08          1
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.10%      CLASS 2        $ 9.50        570
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.20%      CLASS 2        $ 9.69        563
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.25%      CLASS 2        $ 9.68        840
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.30%      CLASS 2        $12.21      5,998
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.55%      CLASS 2        $11.99        454
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.65%      CLASS 2        $11.90      1,546
TEMPLETON GLOBAL BOND VIP FUND..................................................  1.70%      CLASS 2        $11.86      1,599

TEMPLETON GROWTH VIP FUND.......................................................  1.30%      CLASS 2        $13.97        103
TEMPLETON GROWTH VIP FUND.......................................................  1.55%      CLASS 2        $13.73         14
TEMPLETON GROWTH VIP FUND.......................................................  1.65%      CLASS 2        $13.63         16
TEMPLETON GROWTH VIP FUND.......................................................  1.70%      CLASS 2        $13.59          2

VANECK VIP GLOBAL HARD ASSETS FUND..............................................  0.30%   CLASS S SHARES    $ 7.43          7
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.10%   CLASS S SHARES    $ 8.46         89
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.20%   CLASS S SHARES    $ 7.22        171
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.25%   CLASS S SHARES    $ 7.21        158
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.30%   CLASS S SHARES    $ 8.80      1,999
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.55%   CLASS S SHARES    $ 8.64        275
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.65%   CLASS S SHARES    $ 8.58        494
VANECK VIP GLOBAL HARD ASSETS FUND..............................................  1.70%   CLASS S SHARES    $ 8.55        314

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............................  1.10%   INITIAL CLASS     $ 9.07         26
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............................  1.20%   INITIAL CLASS     $ 8.89         32
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.............................  1.25%   INITIAL CLASS     $ 8.87         27

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                              7TWELVE/TM/ AB VPS BALANCED  AB VPS GLOBAL
                                                             1290 VT SOCIALLY  BALANCED   WEALTH STRATEGY THEMATIC GROWTH
                                                               RESPONSIBLE*   PORTFOLIO     PORTFOLIO**     PORTFOLIO**
                                                             ---------------- ----------  --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 37,055     $  122,595     $  98,147        $    --
 Expenses:
   Asset-based charges......................................       37,495      1,033,653        76,410          3,770
                                                                 --------     ----------     ---------        -------

NET INVESTMENT INCOME (LOSS)................................         (440)      (911,058)       21,737         (3,770)
                                                                 --------     ----------     ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (19,114)      (194,975)      (75,743)         3,765
   Net realized gain distribution from the Portfolios.......       62,043             --       363,324             --
                                                                 --------     ----------     ---------        -------
 Net realized gain (loss) on investments....................       42,929       (194,975)      287,581          3,765
                                                                 --------     ----------     ---------        -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      207,517      6,698,783      (148,917)         2,047
                                                                 --------     ----------     ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      250,446      6,503,808       138,664          5,812
                                                                 --------     ----------     ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $250,006     $5,592,750     $ 160,401        $ 2,042
                                                                 ========     ==========     =========        =======

                                                                              AB VPS
                                                             AB VPS GROWTH INTERNATIONAL
                                                              AND INCOME      GROWTH
                                                              PORTFOLIO**   PORTFOLIO**
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 19,806      $      --
 Expenses:
   Asset-based charges......................................     24,467        114,684
                                                               --------      ---------

NET INVESTMENT INCOME (LOSS)................................     (4,661)      (114,684)
                                                               --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       (232)        (9,211)
   Net realized gain distribution from the Portfolios.......    147,070             --
                                                               --------      ---------
 Net realized gain (loss) on investments....................    146,838         (9,211)
                                                               --------      ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    108,848       (578,781)
                                                               --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    255,686       (587,992)
                                                               --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $251,025      $(702,676)
                                                               ========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                               AB VPS      AB VPS
                                                             REAL ESTATE  SMALL/MID
                                                             INVESTMENT   CAP VALUE      ALL ASSET          ALL ASSET
                                                             PORTFOLIO** PORTFOLIO** AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50*
                                                             ----------- ----------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 44,325    $  7,914        $102,451          $  31,067
 Expenses:
   Asset-based charges......................................    34,611      23,904         127,927              7,236
                                                              --------    --------        --------          ---------

NET INVESTMENT INCOME (LOSS)................................     9,714     (15,990)        (25,476)            23,831
                                                              --------    --------        --------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (49,851)    (32,953)        (72,143)          (183,660)
   Net realized gain distribution from the Portfolios.......   145,947     130,124          99,238             16,944
                                                              --------    --------        --------          ---------
 Net realized gain (loss) on investments....................    96,096      97,171          27,095           (166,716)
                                                              --------    --------        --------          ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (35,762)    427,046         757,815            554,814
                                                              --------    --------        --------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    60,334     524,217         784,910            388,098
                                                              --------    --------        --------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 70,048    $508,227        $759,434          $ 411,929
                                                              ========    ========        ========          =========


                                                                 ALL ASSET        ALL ASSET
                                                             AGGRESSIVE-ALT 75* GROWTH-ALT 20*
                                                             ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $  41,759        $  235,749
 Expenses:
   Asset-based charges......................................         9,945           225,788
                                                                 ---------        ----------

NET INVESTMENT INCOME (LOSS)................................        31,814             9,961
                                                                 ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (229,059)          (67,415)
   Net realized gain distribution from the Portfolios.......            --           352,381
                                                                 ---------        ----------
 Net realized gain (loss) on investments....................      (229,059)          284,966
                                                                 ---------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       670,408           975,190
                                                                 ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       441,349         1,260,156
                                                                 ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $ 473,163        $1,270,117
                                                                 =========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                               ALL ASSET    ALPS | RED ROCKS AMERICAN CENTURY AMERICAN CENTURY
                                                                MODERATE     LISTED PRIVATE    VP INFLATION   VP LARGE COMPANY
                                                             GROWTH-ALT 15* EQUITY PORTFOLIO PROTECTION FUND       VALUE
                                                             -------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $216,946        $10,519          $ 66,617         $ 46,285
 Expenses:
   Asset-based charges......................................     187,810         10,936            43,257           34,179
                                                                --------        -------          --------         --------

NET INVESTMENT INCOME (LOSS)................................      29,136           (417)           23,360           12,106
                                                                --------        -------          --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (48,492)         1,064           (39,833)          87,578
   Net realized gain distribution from the Portfolios.......     112,201            425            25,127          142,887
                                                                --------        -------          --------         --------
 Net realized gain (loss) on investments....................      63,709          1,489           (14,706)         230,465
                                                                --------        -------          --------         --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     864,441         91,417            81,180           38,276
                                                                --------        -------          --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     928,150         92,906            66,474          268,741
                                                                --------        -------          --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $957,286        $92,489          $ 89,834         $280,847
                                                                ========        =======          ========         ========

                                                                                AMERICAN FUNDS
                                                             AMERICAN CENTURY INSURANCE SERIES(R)
                                                             VP MID CAP VALUE  ASSET ALLOCATION
                                                                   FUND            FUND/SM/
                                                             ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 1,376,800        $  350,977
 Expenses:
   Asset-based charges......................................     1,201,036           249,610
                                                               -----------        ----------

NET INVESTMENT INCOME (LOSS)................................       175,764           101,367
                                                               -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     1,324,080          (237,716)
   Net realized gain distribution from the Portfolios.......     3,730,822           504,944
                                                               -----------        ----------
 Net realized gain (loss) on investments....................     5,054,902           267,228
                                                               -----------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    11,850,293         1,370,183
                                                               -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    16,905,195         1,637,411
                                                               -----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $17,080,959        $1,738,778
                                                               ===========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                     AMERICAN FUNDS
                                                                                                       INSURANCE
                                                                                  AMERICAN FUNDS    SERIES(R) GLOBAL
                                                               AMERICAN FUNDS       INSURANCE            SMALL
                                                             INSURANCE SERIES(R) SERIES(R)/ /GLOBAL  CAPITALIZATION
                                                                BOND FUND/SM/    GROWTH FUND/SM/        FUND/SM/
                                                             ------------------- ----------------   ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $598,920          $  26,362         $    12,235
 Expenses:
   Asset-based charges......................................       516,180             40,545             164,590
                                                                  --------          ---------         -----------

NET INVESTMENT INCOME (LOSS)................................        82,740            (14,183)           (152,355)
                                                                  --------          ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       (98,977)           (46,278)           (562,069)
   Net realized gain distribution from the Portfolios.......       120,658            273,017           2,210,158
                                                                  --------          ---------         -----------
 Net realized gain (loss) on investments....................        21,681            226,739           1,648,089
                                                                  --------          ---------         -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (9,004)          (204,177)         (1,430,656)
                                                                  --------          ---------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        12,677             22,562             217,433
                                                                  --------          ---------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ 95,417          $   8,379         $    65,078
                                                                  ========          =========         ===========

                                                                                   AMERICAN FUNDS        AMERICAN FUNDS
                                                              AMERICAN FUNDS          INSURANCE            INSURANCE
                                                                 INSURANCE     SERIES(R) INTERNATIONAL SERIES(R) MANAGED
                                                             SERIES(R) GROWTH-    GROWTH AND INCOME        RISK ASSET
                                                              INCOME FUND/SM/         FUND/SM/         ALLOCATION FUND/SM/
                                                             ----------------- ----------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $  71,870            $  78,464             $ 70,361
 Expenses:
   Asset-based charges......................................        57,920               35,599               74,475
                                                                 ---------            ---------             --------

NET INVESTMENT INCOME (LOSS)................................        13,950               42,865               (4,114)
                                                                 ---------            ---------             --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (232,827)            (170,871)             (32,152)
   Net realized gain distribution from the Portfolios.......       544,345               12,614              162,893
                                                                 ---------            ---------             --------
 Net realized gain (loss) on investments....................       311,518             (158,257)             130,741
                                                                 ---------            ---------             --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       178,961              101,085              160,877
                                                                 ---------            ---------             --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       490,479              (57,172)             291,618
                                                                 ---------            ---------             --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $ 504,429            $ (14,307)            $287,504
                                                                 =========            =========             ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             AMERICAN FUNDS
                                                               INSURANCE      AXA 400      AXA 500     AXA 2000
                                                             SERIES(R) NEW    MANAGED      MANAGED      MANAGED    AXA AGGRESSIVE
                                                             WORLD FUND(R)  VOLATILITY*  VOLATILITY*  VOLATILITY*   ALLOCATION*
                                                             -------------- -----------  -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   223,350   $   546,808  $ 2,039,438  $   519,131    $  191,359
 Expenses:
   Asset-based charges......................................      467,270     1,066,108    2,462,932    1,072,554       266,634
                                                              -----------   -----------  -----------  -----------    ----------

NET INVESTMENT INCOME (LOSS)................................     (243,920)     (519,300)    (423,494)    (553,423)      (75,275)
                                                              -----------   -----------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (1,003,811)    3,161,168    7,590,674    3,272,384        74,601
   Net realized gain distribution from the Portfolios.......           --     3,216,762    1,280,399    1,335,683       936,690
                                                              -----------   -----------  -----------  -----------    ----------
 Net realized gain (loss) on investments....................   (1,003,811)    6,377,930    8,871,073    4,608,067     1,011,291
                                                              -----------   -----------  -----------  -----------    ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,535,134     6,593,965    7,168,468    9,370,864       490,659
                                                              -----------   -----------  -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    1,531,323    12,971,895   16,039,541   13,978,931     1,501,950
                                                              -----------   -----------  -----------  -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 1,287,403   $12,452,595  $15,616,047  $13,425,508    $1,426,675
                                                              ===========   ===========  ===========  ===========    ==========


                                                             AXA AGGRESSIVE
                                                               STRATEGY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 25,451,746
 Expenses:
   Asset-based charges......................................    33,138,853
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (7,687,107)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (8,648,633)
   Net realized gain distribution from the Portfolios.......    21,415,182
                                                              ------------
 Net realized gain (loss) on investments....................    12,766,549
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   154,770,623
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   167,537,172
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $159,850,065
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                                                               AXA GLOBAL
                                                             AXA BALANCED  AXA CONSERVATIVE AXA CONSERVATIVE EQUITY MANAGED
                                                              STRATEGY*    GROWTH STRATEGY*    STRATEGY*      VOLATILITY*
                                                             ------------  ---------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 23,431,659    $11,236,927      $ 6,409,405       $137,048
 Expenses:
   Asset-based charges......................................   36,970,483     17,479,609       10,947,039        208,772
                                                             ------------    -----------      -----------       --------

NET INVESTMENT INCOME (LOSS)................................  (13,538,824)    (6,242,682)      (4,537,634)       (71,724)
                                                             ------------    -----------      -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   16,270,404      8,197,967        4,233,832        370,788
   Net realized gain distribution from the Portfolios.......   15,459,823      5,956,847        2,068,736             --
                                                             ------------    -----------      -----------       --------
 Net realized gain (loss) on investments....................   31,730,227     14,154,814        6,302,568        370,788
                                                             ------------    -----------      -----------       --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   95,125,315     34,156,942        8,114,147         77,287
                                                             ------------    -----------      -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  126,855,542     48,311,756       14,416,715        448,075
                                                             ------------    -----------      -----------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $113,316,718    $42,069,074      $ 9,879,081       $376,351
                                                             ============    ===========      ===========       ========

                                                                                AXA
                                                                           INTERNATIONAL
                                                              AXA GROWTH   CORE MANAGED
                                                              STRATEGY*     VOLATILITY*
                                                             ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 32,602,410    $  33,771
 Expenses:
   Asset-based charges......................................   45,884,692      170,729
                                                             ------------    ---------

NET INVESTMENT INCOME (LOSS)................................  (13,282,282)    (136,958)
                                                             ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    8,342,723     (161,920)
   Net realized gain distribution from the Portfolios.......   26,234,639           --
                                                             ------------    ---------
 Net realized gain (loss) on investments....................   34,577,362     (161,920)
                                                             ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  178,003,469      112,977
                                                             ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  212,580,831      (48,943)
                                                             ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $199,298,549    $(185,901)
                                                             ============    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                  AXA           AXA
                                                             INTERNATIONAL INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                                                MANAGED    VALUE MANAGED CORE MANAGED  GROWTH MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 1,360,968    $ 14,678      $100,412      $  125,232
 Expenses:
   Asset-based charges......................................    1,612,103      45,730       126,647         329,651
                                                              -----------    --------      --------      ----------

NET INVESTMENT INCOME (LOSS)................................     (251,135)    (31,052)      (26,235)       (204,419)
                                                              -----------    --------      --------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (1,460,112)    (68,160)      363,466       1,261,236
   Net realized gain distribution from the Portfolios.......           --          --        85,680         752,471
                                                              -----------    --------      --------      ----------
 Net realized gain (loss) on investments....................   (1,460,112)    (68,160)      449,146       2,013,707
                                                              -----------    --------      --------      ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................          177      49,531       230,753        (961,153)
                                                              -----------    --------      --------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,459,935)    (18,629)      679,899       1,052,554
                                                              -----------    --------      --------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,711,070)   $(49,681)     $653,664      $  848,135
                                                              ===========    ========      ========      ==========

                                                             AXA LARGE CAP  AXA MID CAP
                                                             VALUE MANAGED VALUE MANAGED
                                                              VOLATILITY*   VOLATILITY*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  384,865    $  194,287
 Expenses:
   Asset-based charges......................................     316,795       211,058
                                                              ----------    ----------

NET INVESTMENT INCOME (LOSS)................................      68,070       (16,771)
                                                              ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (306,710)      566,524
   Net realized gain distribution from the Portfolios.......          --            --
                                                              ----------    ----------
 Net realized gain (loss) on investments....................    (306,710)      566,524
                                                              ----------    ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,165,533     1,602,284
                                                              ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,858,823     2,168,808
                                                              ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,926,893    $2,152,037
                                                              ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                          AXA MODERATE       AXA
                                                             AXA MODERATE    GROWTH     MODERATE-PLUS AXA NATURAL
                                                             ALLOCATION*   STRATEGY*     ALLOCATION*  RESOURCES*
                                                             ------------ ------------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $1,155,152  $ 51,317,863   $  440,150   $  108,945
 Expenses:
   Asset-based charges......................................   1,623,006    78,506,536      649,109       48,130
                                                              ----------  ------------   ----------   ----------

NET INVESTMENT INCOME (LOSS)................................    (467,854)  (27,188,673)    (208,959)      60,815
                                                              ----------  ------------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (768,130)   39,013,544     (198,099)    (369,890)
   Net realized gain distribution from the Portfolios.......   3,946,968    39,049,527    2,100,330           --
                                                              ----------  ------------   ----------   ----------
 Net realized gain (loss) on investments....................   3,178,838    78,063,071    1,902,231     (369,890)
                                                              ----------  ------------   ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,052,024   243,051,422    1,199,660    1,183,238
                                                              ----------  ------------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   5,230,862   321,114,493    3,101,891      813,348
                                                              ----------  ------------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $4,763,008  $293,925,820   $2,892,932   $  874,163
                                                              ==========  ============   ==========   ==========

                                                                              AXA SMARTBETA
                                                             AXA REAL ESTATE*    EQUITY*
                                                             ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 82,233       $177,073
 Expenses:
   Asset-based charges......................................      155,699          9,938
                                                                 --------       --------

NET INVESTMENT INCOME (LOSS)................................      (73,466)       167,135
                                                                 --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       12,229          3,624
   Net realized gain distribution from the Portfolios.......      155,662            226
                                                                 --------       --------
 Net realized gain (loss) on investments....................      167,891          3,850
                                                                 --------       --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       79,261        537,832
                                                                 --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      247,152        541,682
                                                                 --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $173,686       $708,817
                                                                 ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                         AXA/AB SHORT
                                                              AXA ULTRA                   AXA/AB DYNAMIC   DURATION
                                                             CONSERVATIVE  AXA/AB DYNAMIC    MODERATE     GOVERNMENT
                                                              STRATEGY*       GROWTH*        GROWTH*        BOND*
                                                             ------------  -------------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    865,643   $   844,881    $  9,713,727    $  1,612
 Expenses:
   Asset-based charges......................................    5,749,589     3,471,222      34,507,457      20,202
                                                             ------------   -----------    ------------    --------

NET INVESTMENT INCOME (LOSS)................................   (4,883,946)   (2,626,341)    (24,793,730)    (18,590)
                                                             ------------   -----------    ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   13,307,499      (302,291)     14,553,027        (837)
   Net realized gain distribution from the Portfolios.......   13,494,424     1,471,870      35,043,511          --
                                                             ------------   -----------    ------------    --------
 Net realized gain (loss) on investments....................   26,801,923     1,169,579      49,596,538        (837)
                                                             ------------   -----------    ------------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (14,388,779)   11,809,166      23,958,999         746
                                                             ------------   -----------    ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   12,413,144    12,978,745      73,555,537         (91)
                                                             ------------   -----------    ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  7,529,198   $10,352,404    $ 48,761,807    $(18,681)
                                                             ============   ===========    ============    ========

                                                                              AXA/CLEARBRIDGE
                                                             AXA/AB SMALL CAP    LARGE CAP
                                                                 GROWTH*          GROWTH*
                                                             ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   196,300      $        --
 Expenses:
   Asset-based charges......................................       712,383        1,149,720
                                                               -----------      -----------

NET INVESTMENT INCOME (LOSS)................................      (516,083)      (1,149,720)
                                                               -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,447,500)      (3,906,312)
   Net realized gain distribution from the Portfolios.......     3,686,721          373,349
                                                               -----------      -----------
 Net realized gain (loss) on investments....................     2,239,221       (3,532,963)
                                                               -----------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     3,889,693        3,699,486
                                                               -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     6,128,914          166,523
                                                               -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 5,612,831      $  (983,197)
                                                               ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                         AXA/FRANKLIN AXA/FRANKLIN
                                                             AXA/DOUBLELINE AXA/FRANKLIN  SMALL CAP    TEMPLETON
                                                             OPPORTUNISTIC    BALANCED      VALUE      ALLOCATION
                                                                  CORE        MANAGED      MANAGED      MANAGED
                                                               PLUS BOND*   VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $179,514      $228,980    $   37,909    $208,731
 Expenses:
   Asset-based charges......................................      56,949       127,550       152,939     188,092
                                                                --------      --------    ----------    --------

NET INVESTMENT INCOME (LOSS)................................     122,565       101,430      (115,030)     20,639
                                                                --------      --------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       3,586       221,246       862,831     221,557
   Net realized gain distribution from the Portfolios.......          --            --            --      93,824
                                                                --------      --------    ----------    --------
 Net realized gain (loss) on investments....................       3,586       221,246       862,831     315,381
                                                                --------      --------    ----------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (69,373)      393,142     1,375,321     630,809
                                                                --------      --------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (65,787)      614,388     2,238,152     946,190
                                                                --------      --------    ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 56,778      $715,818    $2,123,122    $966,829
                                                                ========      ========    ==========    ========


                                                             AXA/GOLDMAN SACHS AXA/INVESCO
                                                                 STRATEGIC      STRATEGIC
                                                                ALLOCATION*    ALLOCATION*
                                                             ----------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   745,012    $    72,195
 Expenses:
   Asset-based charges......................................      2,728,841      1,595,079
                                                                -----------    -----------

NET INVESTMENT INCOME (LOSS)................................     (1,983,829)    (1,522,884)
                                                                -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................        (38,771)       (25,756)
   Net realized gain distribution from the Portfolios.......        785,298             --
                                                                -----------    -----------
 Net realized gain (loss) on investments....................        746,527        (25,756)
                                                                -----------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     11,237,298      4,043,494
                                                                -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     11,983,825      4,017,738
                                                                -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 9,999,996    $ 2,494,854
                                                                ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                        AXA/MUTUAL
                                                                          AXA/LEGG MASON AXA/LOOMIS  LARGE CAP EQUITY
                                                              AXA/JANUS     STRATEGIC      SAYLES        MANAGED
                                                             ENTERPRISE*  ALLOCATION*(1)  GROWTH*      VOLATILITY*
                                                             -----------  -------------- ----------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $        --     $320,228    $  122,156      $ 89,599
 Expenses:
   Asset-based charges......................................     640,244      283,902       390,202        58,372
                                                             -----------     --------    ----------      --------

NET INVESTMENT INCOME (LOSS)................................    (640,244)      36,326      (268,046)       31,227
                                                             -----------     --------    ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,271,520)      40,574      (408,324)      212,425
   Net realized gain distribution from the Portfolios.......      20,454           --       815,586            --
                                                             -----------     --------    ----------      --------
 Net realized gain (loss) on investments....................  (1,251,066)      40,574       407,262       212,425
                                                             -----------     --------    ----------      --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (927,721)     289,942     1,158,429       177,345
                                                             -----------     --------    ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,178,787)     330,516     1,565,691       389,770
                                                             -----------     --------    ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,819,031)    $366,842    $1,297,645      $420,997
                                                             ===========     ========    ==========      ========

                                                             AXA/TEMPLETON  BLACKROCK
                                                             GLOBAL EQUITY    GLOBAL
                                                                MANAGED     ALLOCATION
                                                              VOLATILITY*   V.I. FUND
                                                             ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 114,690   $ 1,293,860
 Expenses:
   Asset-based charges......................................     244,800     1,404,978
                                                               ---------   -----------

NET INVESTMENT INCOME (LOSS)................................    (130,110)     (111,118)
                                                               ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     469,858    (1,921,446)
   Net realized gain distribution from the Portfolios.......          --            --
                                                               ---------   -----------
 Net realized gain (loss) on investments....................     469,858    (1,921,446)
                                                               ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     185,137     4,661,624
                                                               ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     654,995     2,740,178
                                                               ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 524,885   $ 2,629,060
                                                               =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Units were made available on February 22, 2016.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                               BLACKROCK    BLACKROCK
                                                                GLOBAL      LARGE CAP  CHARTER/SM/   CHARTER/SM/
                                                             OPPORTUNITIES   GROWTH    AGGRESSIVE  ALTERNATIVE 100  CHARTER/SM/
                                                               V.I. FUND    V.I. FUND   GROWTH*       MODERATE*    CONSERVATIVE*
                                                             ------------- ----------  ----------  --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 48,230    $  147,939  $  54,451     $  109,836      $ 559,089
 Expenses:
   Asset-based charges......................................     30,806       435,325     61,140         97,476        272,621
                                                               --------    ----------  ---------     ----------      ---------

NET INVESTMENT INCOME (LOSS)................................     17,424      (287,386)    (6,689)        12,360        286,468
                                                               --------    ----------  ---------     ----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (34,480)      (85,113)  (264,689)      (971,678)      (138,927)
   Net realized gain distribution from the Portfolios.......      4,754     2,828,478         --             --          2,854
                                                               --------    ----------  ---------     ----------      ---------
 Net realized gain (loss) on investments....................    (29,726)    2,743,365   (264,689)      (971,678)      (136,073)
                                                               --------    ----------  ---------     ----------      ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     85,429      (633,235)   766,286      2,024,398        748,718
                                                               --------    ----------  ---------     ----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     55,703     2,110,130    501,597      1,052,720        612,645
                                                               --------    ----------  ---------     ----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 73,127    $1,822,744  $ 494,908     $1,065,080      $ 899,113
                                                               ========    ==========  =========     ==========      =========


                                                             CHARTER/SM/
                                                              GROWTH*
                                                             ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 167,209
 Expenses:
   Asset-based charges......................................   149,049
                                                             ---------

NET INVESTMENT INCOME (LOSS)................................    18,160
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (112,131)
   Net realized gain distribution from the Portfolios.......    53,364
                                                             ---------
 Net realized gain (loss) on investments....................   (58,767)
                                                             ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   808,001
                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   749,234
                                                             ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 767,394
                                                             =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             CHARTER/SM/  CHARTER/SM/   CHARTER/SM/              CHARTER/SM/
                                                               INCOME    INTEREST RATE INTERNATIONAL CHARTER/SM/  MODERATE
                                                             STRATEGIES*  STRATEGIES*    MODERATE*   MODERATE*    GROWTH*
                                                             ----------- ------------- ------------- ----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 134,684    $ 117,187    $  207,996   $  421,017  $  371,380
 Expenses:
   Asset-based charges......................................     36,509       43,693        28,745      263,250     239,979
                                                              ---------    ---------    ----------   ----------  ----------

NET INVESTMENT INCOME (LOSS)................................     98,175       73,494       179,251      157,767     131,401
                                                              ---------    ---------    ----------   ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (141,005)    (273,783)     (497,696)    (161,049)   (185,246)
   Net realized gain distribution from the Portfolios.......     44,036       40,070            --       67,123      97,567
                                                              ---------    ---------    ----------   ----------  ----------
 Net realized gain (loss) on investments....................    (96,969)    (233,713)     (497,696)     (93,926)    (87,679)
                                                              ---------    ---------    ----------   ----------  ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    281,648      438,458     1,023,846      982,522   1,074,758
                                                              ---------    ---------    ----------   ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    184,679      204,745       526,150      888,596     987,079
                                                              ---------    ---------    ----------   ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 282,854    $ 278,239    $  705,401   $1,046,363  $1,118,480
                                                              =========    =========    ==========   ==========  ==========

                                                             CHARTER/SM/
                                                             MULTI-SECTOR
                                                                BOND*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 39,427
 Expenses:
   Asset-based charges......................................     28,406
                                                               --------

NET INVESTMENT INCOME (LOSS)................................     11,021
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (55,298)
   Net realized gain distribution from the Portfolios.......         --
                                                               --------
 Net realized gain (loss) on investments....................    (55,298)
                                                               --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     76,568
                                                               --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     21,270
                                                               --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 32,291
                                                               ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             CHARTER/SM/ CHARTER/SM/ CHARTER/SM/  CLEARBRIDGE VARIABLE
                                                                REAL     SMALL CAP    SMALL CAP    AGGRESSIVE GROWTH
                                                              ASSETS*     GROWTH*       VALUE*         PORTFOLIO
                                                             ----------  ----------  -----------  --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 88,206   $      --   $   238,684      $   182,571
 Expenses:
   Asset-based charges......................................    10,972     108,731       197,510          584,201
                                                              --------   ---------   -----------      -----------

NET INVESTMENT INCOME (LOSS)................................    77,234    (108,731)       41,174         (401,630)
                                                              --------   ---------   -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (63,278)    292,497    (1,807,393)      (1,642,076)
   Net realized gain distribution from the Portfolios.......        --     143,433            --        2,344,094
                                                              --------   ---------   -----------      -----------
 Net realized gain (loss) on investments....................   (63,278)    435,930    (1,807,393)         702,018
                                                              --------   ---------   -----------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   487,829     188,821     3,759,827         (169,269)
                                                              --------   ---------   -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   424,551     624,751     1,952,434          532,749
                                                              --------   ---------   -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $501,785   $ 516,020   $ 1,993,608      $   131,119
                                                              ========   =========   ===========      ===========

                                                             CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                                                 APPRECIATION      DIVIDEND STRATEGY
                                                                  PORTFOLIO            PORTFOLIO
                                                             -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................       $ 92,951            $  280,341
 Expenses:
   Asset-based charges......................................         89,478               224,931
                                                                   --------            ----------

NET INVESTMENT INCOME (LOSS)................................          3,473                55,410
                                                                   --------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (9,039)               77,606
   Net realized gain distribution from the Portfolios.......        174,907                    --
                                                                   --------            ----------
 Net realized gain (loss) on investments....................        165,868                77,606
                                                                   --------            ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................        400,402             1,961,435
                                                                   --------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        566,270             2,039,041
                                                                   --------            ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................       $569,743            $2,094,451
                                                                   ========            ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                                                   DELAWARE VIP(R)   DELAWARE VIP(R)
                                                             CLEARBRIDGE VARIABLE DIVERSIFIED INCOME EMERGING MARKETS
                                                              MID CAP PORTFOLIO         SERIES            SERIES
                                                             -------------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................       $ 12,289            $343,452          $  7,443
 Expenses:
   Asset-based charges......................................         38,803             141,590            11,041
                                                                   --------            --------          --------

NET INVESTMENT INCOME (LOSS)................................        (26,514)            201,862            (3,598)
                                                                   --------            --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................        (43,252)            (60,091)          (64,368)
   Net realized gain distribution from the Portfolios.......         78,462                  --            19,571
                                                                   --------            --------          --------
 Net realized gain (loss) on investments....................         35,210             (60,091)          (44,797)
                                                                   --------            --------          --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................        270,497              20,284           144,453
                                                                   --------            --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        305,707             (39,807)           99,656
                                                                   --------            --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................       $279,193            $162,055          $ 96,058
                                                                   ========            ========          ========

                                                              DELAWARE VIP(R)
                                                                LIMITED-TERM    EATON VANCE VT EQ/BLACKROCK
                                                             DIVERSIFIED INCOME FLOATING-RATE  BASIC VALUE
                                                                   SERIES        INCOME FUND     EQUITY*
                                                             ------------------ -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $100,616        $  524,550   $ 1,919,064
 Expenses:
   Asset-based charges......................................        89,627           190,587     1,743,025
                                                                  --------        ----------   -----------

NET INVESTMENT INCOME (LOSS)................................        10,989           333,963       176,039
                                                                  --------        ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................        (7,704)         (106,237)    3,650,640
   Net realized gain distribution from the Portfolios.......            --                --            --
                                                                  --------        ----------   -----------
 Net realized gain (loss) on investments....................        (7,704)         (106,237)    3,650,640
                                                                  --------        ----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................         7,411           881,207    15,720,026
                                                                  --------        ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......          (293)          774,970    19,370,666
                                                                  --------        ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ 10,696        $1,108,933   $19,546,705
                                                                  ========        ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              EQ/BOSTON
                                                              ADVISORS   EQ/CAPITAL
                                                               EQUITY     GUARDIAN    EQ/COMMON   EQ/CONVERTIBLE   EQ/CORE
                                                               INCOME*   RESEARCH*   STOCK INDEX*  SECURITIES*   BOND INDEX*
                                                             ----------  ----------  ------------ -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  573,850  $  144,364   $  517,348    $ 365,078    $ 5,057,337
 Expenses:
   Asset-based charges......................................    399,310     241,689      423,718       16,808      5,115,123
                                                             ----------  ----------   ----------    ---------    -----------

NET INVESTMENT INCOME (LOSS)................................    174,540     (97,325)      93,630      348,270        (57,786)
                                                             ----------  ----------   ----------    ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (644,254)    889,170      994,879     (253,167)     1,514,646
   Net realized gain distribution from the Portfolios.......  3,127,110          --           --           --             --
                                                             ----------  ----------   ----------    ---------    -----------
 Net realized gain (loss) on investments....................  2,482,856     889,170      994,879     (253,167)     1,514,646
                                                             ----------  ----------   ----------    ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    388,294     260,501    2,007,832      547,998     (1,483,684)
                                                             ----------  ----------   ----------    ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  2,871,150   1,149,671    3,002,711      294,831         30,962
                                                             ----------  ----------   ----------    ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $3,045,690  $1,052,346   $3,096,341    $ 643,101    $   (26,824)
                                                             ==========  ==========   ==========    =========    ===========

                                                              EQ/EMERGING
                                                             MARKETS EQUITY
                                                                 PLUS*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  32,687
 Expenses:
   Asset-based charges......................................      50,969
                                                               ---------

NET INVESTMENT INCOME (LOSS)................................     (18,282)
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (227,511)
   Net realized gain distribution from the Portfolios.......          --
                                                               ---------
 Net realized gain (loss) on investments....................    (227,511)
                                                               ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     479,973
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     252,462
                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 234,180
                                                               =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                            EQ/GAMCO
                                                                            EQ/EQUITY 500  MERGERS AND  EQ/GAMCO SMALL
                                                             EQ/ENERGY ETF*    INDEX*     ACQUISITIONS* COMPANY VALUE*
                                                             -------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   65,707    $ 3,219,079   $      982    $ 1,096,721
 Expenses:
   Asset-based charges......................................       24,951      2,530,870      217,548      2,898,153
                                                               ----------    -----------   ----------    -----------

NET INVESTMENT INCOME (LOSS)................................       40,756        688,209     (216,566)    (1,801,432)
                                                               ----------    -----------   ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (681,029)     2,336,047      (30,921)     2,687,492
   Net realized gain distribution from the Portfolios.......           --      2,543,305      815,411      7,727,849
                                                               ----------    -----------   ----------    -----------
 Net realized gain (loss) on investments....................     (681,029)     4,879,352      784,490     10,415,341
                                                               ----------    -----------   ----------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,476,051     11,059,146      380,421     33,842,000
                                                               ----------    -----------   ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      795,022     15,938,498    1,164,911     44,257,341
                                                               ----------    -----------   ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $  835,778    $16,626,707   $  948,345    $42,455,909
                                                               ==========    ===========   ==========    ===========

                                                             EQ/GLOBAL BOND EQ/HIGH YIELD
                                                                 PLUS*          BOND*
                                                             -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 195,985      $ 542,481
 Expenses:
   Asset-based charges......................................     153,648        125,254
                                                               ---------      ---------

NET INVESTMENT INCOME (LOSS)................................      42,337        417,227
                                                               ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (193,491)      (133,952)
   Net realized gain distribution from the Portfolios.......      19,393             --
                                                               ---------      ---------
 Net realized gain (loss) on investments....................    (174,098)      (133,952)
                                                               ---------      ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      67,528        612,556
                                                               ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (106,570)       478,604
                                                               ---------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (64,233)     $ 895,831
                                                               =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             EQ/INTERMEDIATE                              EQ/JPMORGAN
                                                               GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO     VALUE
                                                                  BOND*       EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES*
                                                             --------------- ---------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   875,395     $   879,592    $  827,815   $  153,280
 Expenses:
   Asset-based charges......................................     1,831,248         404,199       474,959      195,387
                                                               -----------     -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)................................      (955,853)        475,393       352,856      (42,107)
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       419,181      (1,450,788)      563,821      876,538
   Net realized gain distribution from the Portfolios.......       231,596              --            --           --
                                                               -----------     -----------    ----------   ----------
 Net realized gain (loss) on investments....................       650,777      (1,450,788)      563,821      876,538
                                                               -----------     -----------    ----------   ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (997,068)      1,419,862     3,918,015    1,866,043
                                                               -----------     -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (346,291)        (30,926)    4,481,836    2,742,581
                                                               -----------     -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $(1,302,144)    $   444,467    $4,834,692   $2,700,474
                                                               ===========     ===========    ==========   ==========

                                                             EQ/LARGE CAP  EQ/LARGE CAP
                                                             GROWTH INDEX* VALUE INDEX*
                                                             ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  412,527   $   528,923
 Expenses:
   Asset-based charges......................................     501,872       326,649
                                                              ----------   -----------

NET INVESTMENT INCOME (LOSS)................................     (89,345)      202,274
                                                              ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (44,267)   (1,151,537)
   Net realized gain distribution from the Portfolios.......   2,122,053       799,816
                                                              ----------   -----------
 Net realized gain (loss) on investments....................   2,077,786      (351,721)
                                                              ----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (90,194)    2,766,661
                                                              ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,987,592     2,414,940
                                                              ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,898,247   $ 2,617,214
                                                              ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                               EQ/LOW       EQ/MFS
                                                             VOLATILITY  INTERNATIONAL  EQ/MID CAP    EQ/MONEY   EQ/OPPENHEIMER
                                                             GLOBAL ETF*    GROWTH*       INDEX*      MARKET*       GLOBAL*
                                                             ----------- ------------- -----------  -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 87,922     $ 311,543   $   740,053  $       781   $   439,566
 Expenses:
   Asset-based charges......................................    17,920       435,224       815,693    2,152,163       764,455
                                                              --------     ---------   -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    70,002      (123,681)      (75,640)  (2,151,382)     (324,889)
                                                              --------     ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    80,919      (101,112)      986,528       (1,892)      844,909
   Net realized gain distribution from the Portfolios.......   103,234        56,929     3,610,459          158            --
                                                              --------     ---------   -----------  -----------   -----------
 Net realized gain (loss) on investments....................   184,153       (44,183)    4,596,987       (1,734)      844,909
                                                              --------     ---------   -----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    80,528       297,937     5,561,585        1,714    (1,140,276)
                                                              --------     ---------   -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   264,681       253,754    10,158,572          (20)     (295,367)
                                                              --------     ---------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $334,683     $ 130,073   $10,082,932  $(2,151,402)  $  (620,256)
                                                              ========     =========   ===========  ===========   ===========

                                                             EQ/PIMCO GLOBAL
                                                              REAL RETURN*
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $658,167
 Expenses:
   Asset-based charges......................................     149,264
                                                                --------

NET INVESTMENT INCOME (LOSS)................................     508,903
                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      82,456
   Net realized gain distribution from the Portfolios.......      25,097
                                                                --------
 Net realized gain (loss) on investments....................     107,553
                                                                --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     306,508
                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     414,061
                                                                --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $922,964
                                                                ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              EQ/PIMCO                              EQ/T. ROWE
                                                             ULTRA SHORT EQ/QUALITY    EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH &
                                                                BOND*    BOND PLUS* COMPANY INDEX*    STOCK*        INCOME*
                                                             ----------- ---------- -------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 328,242   $311,514    $  555,784   $        --     $ 57,462
 Expenses:
   Asset-based charges......................................    438,589    384,233       555,993     1,867,829      101,716
                                                              ---------   --------    ----------   -----------     --------

NET INVESTMENT INCOME (LOSS)................................   (110,347)   (72,719)         (209)   (1,867,829)     (44,254)
                                                              ---------   --------    ----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (71,168)    83,197      (892,485)    5,234,972      140,834
   Net realized gain distribution from the Portfolios.......         --         --     3,149,791     2,478,671      169,428
                                                              ---------   --------    ----------   -----------     --------
 Net realized gain (loss) on investments....................    (71,168)    83,197     2,257,306     7,713,643      310,262
                                                              ---------   --------    ----------   -----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    378,238    (92,496)    5,734,581    (4,774,993)     295,160
                                                              ---------   --------    ----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    307,070     (9,299)    7,991,887     2,938,650      605,422
                                                              ---------   --------    ----------   -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 196,723   $(82,018)   $7,991,678   $ 1,070,821     $561,168
                                                              =========   ========    ==========   ===========     ========

                                                                FEDERATED
                                                             HIGH INCOME BOND
                                                                 FUND II
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  629,577
 Expenses:
   Asset-based charges......................................       149,707
                                                                ----------

NET INVESTMENT INCOME (LOSS)................................       479,870
                                                                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (275,345)
   Net realized gain distribution from the Portfolios.......            --
                                                                ----------
 Net realized gain (loss) on investments....................      (275,345)
                                                                ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,275,747
                                                                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     1,000,402
                                                                ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $1,480,272
                                                                ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                              FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                FEDERATED        MANAGER: GROWTH     CONTRAFUND(R)
                                                             KAUFMANN FUND II       PORTFOLIO          PORTFOLIO
                                                             ---------------- --------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $      --           $  8,943          $   854,319
 Expenses:
   Asset-based charges......................................       45,419             11,895            1,878,423
                                                                ---------           --------          -----------

NET INVESTMENT INCOME (LOSS)................................      (45,419)            (2,952)          (1,024,104)
                                                                ---------           --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (184,534)            63,816             (185,821)
   Net realized gain distribution from the Portfolios.......      272,984             12,629           10,464,221
                                                                ---------           --------          -----------
 Net realized gain (loss) on investments....................       88,450             76,445           10,278,400
                                                                ---------           --------          -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       85,389            (64,890)          (1,688,670)
                                                                ---------           --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      173,839             11,555            8,589,730
                                                                ---------           --------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 128,420           $  8,603          $ 7,565,626
                                                                =========           ========          ===========

                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                              FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $ 7,566        $ 13,310         $15,393
 Expenses:
   Asset-based charges......................................      10,025          16,012          15,450
                                                                 -------        --------         -------

NET INVESTMENT INCOME (LOSS)................................      (2,459)         (2,702)            (57)
                                                                 -------        --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      12,347          40,721           8,753
   Net realized gain distribution from the Portfolios.......      19,726          36,629          31,027
                                                                 -------        --------         -------
 Net realized gain (loss) on investments....................      32,073          77,350          39,780
                                                                 -------        --------         -------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (3,041)        (21,926)         16,140
                                                                 -------        --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      29,032          55,424          55,920
                                                                 -------        --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $26,573        $ 52,722         $55,863
                                                                 =======        ========         =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                             FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP  FIRST TRUST MULTI
                                                              FREEDOM 2030       MID CAP     STRATEGIC INCOME INCOME ALLOCATION
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                             --------------- --------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $10,660       $  204,725       $3,058,127        $ 58,673
 Expenses:
   Asset-based charges......................................      12,129          866,118        1,102,512          33,775
                                                                 -------       ----------       ----------        --------

NET INVESTMENT INCOME (LOSS)................................      (1,469)        (661,393)       1,955,615          24,898
                                                                 -------       ----------       ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      12,993         (839,314)        (524,459)        (12,372)
   Net realized gain distribution from the Portfolios.......      34,537        3,754,734               --              --
                                                                 -------       ----------       ----------        --------
 Net realized gain (loss) on investments....................      47,530        2,915,420         (524,459)        (12,372)
                                                                 -------       ----------       ----------        --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (1,716)       4,266,691        3,312,793         175,705
                                                                 -------       ----------       ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      45,814        7,182,111        2,788,334         163,333
                                                                 -------       ----------       ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $44,345       $6,520,718       $4,743,949        $188,231
                                                                 =======       ==========       ==========        ========

                                                              FIRST TRUST/DOW
                                                             JONES DIVIDEND &  FRANKLIN FOUNDING
                                                             INCOME ALLOCATION FUNDS ALLOCATION
                                                                 PORTFOLIO         VIP FUND
                                                             ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  319,828        $  684,510
 Expenses:
   Asset-based charges......................................       390,896           235,071
                                                                ----------        ----------

NET INVESTMENT INCOME (LOSS)................................       (71,068)          449,439
                                                                ----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       183,244          (572,217)
   Net realized gain distribution from the Portfolios.......       823,327           579,435
                                                                ----------        ----------
 Net realized gain (loss) on investments....................     1,006,571             7,218
                                                                ----------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     1,828,498         1,441,631
                                                                ----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     2,835,069         1,448,849
                                                                ----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $2,764,001        $1,898,288
                                                                ==========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016



                                                                                             FRANKLIN RISING
                                                             FRANKLIN INCOME FRANKLIN MUTUAL    DIVIDENDS    FRANKLIN STRATEGIC
                                                                VIP FUND     SHARES VIP FUND    VIP FUND      INCOME VIP FUND
                                                             --------------- --------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 3,615,725     $  265,429      $  709,481       $ 1,951,669
 Expenses:
   Asset-based charges......................................     1,024,937        178,460         733,125           818,076
                                                               -----------     ----------      ----------       -----------

NET INVESTMENT INCOME (LOSS)................................     2,590,788         86,969         (23,644)        1,133,593
                                                               -----------     ----------      ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,941,890)       127,782        (613,915)       (2,071,175)
   Net realized gain distribution from the Portfolios.......            --      1,093,445       6,102,186                --
                                                               -----------     ----------      ----------       -----------
 Net realized gain (loss) on investments....................    (1,941,890)     1,221,227       5,488,271        (2,071,175)
                                                               -----------     ----------      ----------       -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     8,146,638        467,593       1,516,296         4,450,572
                                                               -----------     ----------      ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     6,204,748      1,688,820       7,004,567         2,379,397
                                                               -----------     ----------      ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 8,795,536     $1,775,789      $6,980,923       $ 3,512,990
                                                               ===========     ==========      ==========       ===========

                                                                            GUGGENHEIM
                                                                            VIF GLOBAL
                                                             GOLDMAN SACHS    MANAGED
                                                              VIT MID CAP     FUTURES
                                                              VALUE FUND   STRATEGY FUND
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  342,408     $  92,837
 Expenses:
   Asset-based charges......................................     428,795        29,465
                                                              ----------     ---------

NET INVESTMENT INCOME (LOSS)................................     (86,387)       63,372
                                                              ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (765,425)     (126,066)
   Net realized gain distribution from the Portfolios.......      16,469            --
                                                              ----------     ---------
 Net realized gain (loss) on investments....................    (748,956)     (126,066)
                                                              ----------     ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,178,739      (346,539)
                                                              ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   3,429,783      (472,605)
                                                              ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,343,396     $(409,233)
                                                              ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                 HARTFORD       HARTFORD
                                                             GUGGENHEIM VIF      CAPITAL         GROWTH      INVESCO V.I.
                                                               MULTI-HEDGE   APPRECIATION HLS OPPORTUNITIES    AMERICAN
                                                             STRATEGIES FUND       FUND         HLS FUND    FRANCHISE FUND
                                                             --------------- ---------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $    891        $   84,503     $    63,502     $     --
 Expenses:
   Asset-based charges......................................      13,462           150,404         318,368        6,800
                                                                --------        ----------     -----------     --------

NET INVESTMENT INCOME (LOSS)................................     (12,571)          (65,901)       (254,866)      (6,800)
                                                                --------        ----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       7,551          (620,395)     (1,328,058)     (50,229)
   Net realized gain distribution from the Portfolios.......          --         1,170,911       3,590,753       41,420
                                                                --------        ----------     -----------     --------
 Net realized gain (loss) on investments....................       7,551           550,516       2,262,695       (8,809)
                                                                --------        ----------     -----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (13,357)           74,196      (2,177,012)     (30,754)
                                                                --------        ----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (5,806)          624,712          85,683      (39,563)
                                                                --------        ----------     -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(18,377)       $  558,811     $  (169,183)    $(46,363)
                                                                ========        ==========     ===========     ========

                                                              INVESCO V.I.   INVESCO V.I.
                                                              BALANCED-RISK   DIVERSIFIED
                                                             ALLOCATION FUND DIVIDEND FUND
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  13,064     $  684,854
 Expenses:
   Asset-based charges......................................       74,235        770,109
                                                                ---------     ----------

NET INVESTMENT INCOME (LOSS)................................      (61,171)       (85,255)
                                                                ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (246,849)       887,506
   Net realized gain distribution from the Portfolios.......           --             --
                                                                ---------     ----------
 Net realized gain (loss) on investments....................     (246,849)       887,506
                                                                ---------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      847,335      5,805,732
                                                                ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      600,486      6,693,238
                                                                ---------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 539,315     $6,607,983
                                                                =========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                                              EQUITY AND  GLOBAL HEALTH GLOBAL REAL  INVESCO V.I. HIGH
                                                             INCOME FUND    CARE FUND   ESTATE FUND     YIELD FUND
                                                             ------------ ------------- ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  124,538    $      --   $ 1,086,369     $1,457,843
 Expenses:
   Asset-based charges......................................      89,982       41,830     1,084,595        486,186
                                                              ----------    ---------   -----------     ----------

NET INVESTMENT INCOME (LOSS)................................      34,556      (41,830)        1,774        971,657
                                                              ----------    ---------   -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (147,530)    (272,709)      982,129       (764,658)
   Net realized gain distribution from the Portfolios.......     240,706      576,024     1,473,193             --
                                                              ----------    ---------   -----------     ----------
 Net realized gain (loss) on investments....................      93,176      303,315     2,455,322       (764,658)
                                                              ----------    ---------   -----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     928,029     (716,124)   (2,234,200)     2,876,788
                                                              ----------    ---------   -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,021,205     (412,809)      221,122      2,112,130
                                                              ----------    ---------   -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,055,761    $(454,639)  $   222,896     $3,083,787
                                                              ==========    =========   ===========     ==========

                                                             INVESCO V.I.  INVESCO V.I. MID
                                                             INTERNATIONAL CAP CORE EQUITY
                                                              GROWTH FUND        FUND
                                                             ------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   513,806     $       --
 Expenses:
   Asset-based charges......................................      593,493        148,239
                                                              -----------     ----------

NET INVESTMENT INCOME (LOSS)................................      (79,687)      (148,239)
                                                              -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      207,780       (166,907)
   Net realized gain distribution from the Portfolios.......           --        746,008
                                                              -----------     ----------
 Net realized gain (loss) on investments....................      207,780        579,101
                                                              -----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,017,087)       772,118
                                                              -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (809,307)     1,351,219
                                                              -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $  (888,994)    $1,202,980
                                                              ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             INVESCO V.I.
                                                              SMALL CAP   IVY VIP ASSET IVY VIP DIVIDEND
                                                             EQUITY FUND    STRATEGY     OPPORTUNITIES   IVY VIP ENERGY
                                                             ------------ ------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $       --   $   231,743      $189,314      $    46,494
 Expenses:
   Asset-based charges......................................     177,344       561,075       219,612          474,207
                                                              ----------   -----------      --------      -----------

NET INVESTMENT INCOME (LOSS)................................    (177,344)     (329,332)      (30,298)        (427,713)
                                                              ----------   -----------      --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (689,259)   (5,031,561)      (37,300)      (2,246,177)
   Net realized gain distribution from the Portfolios.......   1,038,800            --       849,971               --
                                                              ----------   -----------      --------      -----------

 Net realized gain (loss) on investments....................     349,541    (5,031,561)      812,671       (2,246,177)
                                                              ----------   -----------      --------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,218,747     3,635,368       (12,857)      12,839,467
                                                              ----------   -----------      --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,568,288    (1,396,193)      799,814       10,593,290
                                                              ----------   -----------      --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,390,944   $(1,725,525)     $769,516      $10,165,577
                                                              ==========   ===========      ========      ===========

                                                             IVY VIP GLOBAL
                                                                NATURAL     IVY VIP HIGH
                                                               RESOURCES       INCOME
                                                             -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $   68,925   $ 8,364,967
 Expenses:
   Asset-based charges......................................      140,674     1,658,549
                                                               ----------   -----------

NET INVESTMENT INCOME (LOSS)................................      (71,749)    6,706,418
                                                               ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (853,450)   (2,326,222)
   Net realized gain distribution from the Portfolios.......           --            --
                                                               ----------   -----------

 Net realized gain (loss) on investments....................     (853,450)   (2,326,222)
                                                               ----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,920,107    11,112,472
                                                               ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    2,066,657     8,786,250
                                                               ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $1,994,908   $15,492,668
                                                               ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                             IVY VIP MICRO CAP IVY VIP MID CAP IVY VIP SCIENCE IVY VIP SMALL CAP
                                                                  GROWTH           GROWTH      AND TECHNOLOGY       GROWTH
                                                             ----------------- --------------- --------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................     $      --       $       --      $        --      $       --
 Expenses:
   Asset-based charges......................................        25,705          609,745          836,584         321,671
                                                                 ---------       ----------      -----------      ----------

NET INVESTMENT INCOME (LOSS)................................       (25,705)        (609,745)        (836,584)       (321,671)
                                                                 ---------       ----------      -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (159,945)          53,612         (265,390)       (983,016)
   Net realized gain distribution from the Portfolios.......       229,741        2,436,260        2,413,524       2,394,096
                                                                 ---------       ----------      -----------      ----------

 Net realized gain (loss) on investments....................        69,796        2,489,872        2,148,134       1,411,080
                                                                 ---------       ----------      -----------      ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       264,236           91,387       (1,278,336)       (713,586)
                                                                 ---------       ----------      -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       334,032        2,581,259          869,798         697,494
                                                                 ---------       ----------      -----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................     $ 308,327       $1,971,514      $    33,214      $  375,823
                                                                 =========       ==========      ===========      ==========

                                                               JANUS ASPEN     JANUS ASPEN
                                                             SERIES BALANCED SERIES FLEXIBLE
                                                                PORTFOLIO    BOND PORTFOLIO
                                                             --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  602,700       $ 478,248
 Expenses:
   Asset-based charges......................................      340,867         216,899
                                                               ----------       ---------

NET INVESTMENT INCOME (LOSS)................................      261,833         261,349
                                                               ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (169,275)        (70,381)
   Net realized gain distribution from the Portfolios.......      399,659              --
                                                               ----------       ---------

 Net realized gain (loss) on investments....................      230,384         (70,381)
                                                               ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................      747,878        (293,876)
                                                               ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      978,262        (364,257)
                                                               ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $1,240,095       $(102,908)
                                                               ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                   JPMORGAN                         LAZARD
                                                                JANUS ASPEN     INSURANCE TRUST    JPMORGAN       RETIREMENT
                                                             SERIES INTECH U.S.     GLOBAL      INSURANCE TRUST    EMERGING
                                                               LOW VOLATILITY     ALLOCATION    INCOME BUILDER  MARKETS EQUITY
                                                                 PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                             ------------------ --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $ 99,558         $353,651        $293,790      $   782,097
 Expenses:
   Asset-based charges......................................        70,133          124,220          88,992        1,023,379
                                                                  --------         --------        --------      -----------

NET INVESTMENT INCOME (LOSS)................................        29,425          229,431         204,798         (241,282)
                                                                  --------         --------        --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       110,240          (40,207)        (11,802)      (2,472,402)
   Net realized gain distribution from the Portfolios.......        84,608              141              --               --
                                                                  --------         --------        --------      -----------
 Net realized gain (loss) on investments....................       194,848          (40,066)        (11,802)      (2,472,402)
                                                                  --------         --------        --------      -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       172,726          327,780         131,476       15,024,229
                                                                  --------         --------        --------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       367,574          287,714         119,674       12,551,827
                                                                  --------         --------        --------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $396,999         $517,145        $324,472      $12,310,545
                                                                  ========         ========        ========      ===========

                                                              LORD ABBETT    LORD ABBETT
                                                             SERIES FUND -  SERIES FUND -
                                                             BOND DEBENTURE CLASSIC STOCK
                                                               PORTFOLIO      PORTFOLIO
                                                             -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 4,088,169     $ 42,530
 Expenses:
   Asset-based charges......................................    1,123,077       59,547
                                                              -----------     --------

NET INVESTMENT INCOME (LOSS)................................    2,965,092      (17,017)
                                                              -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (1,022,207)     (94,704)
   Net realized gain distribution from the Portfolios.......           --      160,734
                                                              -----------     --------
 Net realized gain (loss) on investments....................   (1,022,207)      66,030
                                                              -----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    6,211,962      391,198
                                                              -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,189,755      457,228
                                                              -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 8,154,847     $440,211
                                                              ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                              LORD ABBETT                                      MFS(R)
                                                             SERIES FUND -                                  MASSACHUSETTS
                                                                GROWTH         MFS(R)                         INVESTORS
                                                             OPPORTUNITIES  INTERNATIONAL  MFS(R) INVESTORS GROWTH STOCK
                                                               PORTFOLIO   VALUE PORTFOLIO   TRUST SERIES     PORTFOLIO
                                                             ------------- --------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $      --     $ 1,876,412      $   56,631     $   40,286
 Expenses:
   Asset-based charges......................................      66,050       2,243,710         138,031        146,525
                                                               ---------     -----------      ----------     ----------

NET INVESTMENT INCOME (LOSS)................................     (66,050)       (367,298)        (81,400)      (106,239)
                                                               ---------     -----------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (250,467)      2,289,939         117,761        (98,979)
   Net realized gain distribution from the Portfolios.......      26,788       3,793,881       1,104,529      1,218,781
                                                               ---------     -----------      ----------     ----------
 Net realized gain (loss) on investments....................    (223,679)      6,083,820       1,222,290      1,119,802
                                                               ---------     -----------      ----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     274,945      (2,205,784)       (472,727)      (607,415)
                                                               ---------     -----------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      51,266       3,878,036         749,563        512,387
                                                               ---------     -----------      ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (14,784)    $ 3,510,738      $  668,163     $  406,148
                                                               =========     ===========      ==========     ==========



                                                             MFS(R) RESEARCH MFS(R) TECHNOLOGY
                                                                 SERIES          PORTFOLIO
                                                             --------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  7,785        $       --
 Expenses:
   Asset-based charges......................................      16,824           291,174
                                                                --------        ----------

NET INVESTMENT INCOME (LOSS)................................      (9,039)         (291,174)
                                                                --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (22,461)        1,172,848
   Net realized gain distribution from the Portfolios.......     153,061           571,102
                                                                --------        ----------
 Net realized gain (loss) on investments....................     130,600         1,743,950
                                                                --------        ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (23,088)          (89,099)
                                                                --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     107,512         1,654,851
                                                                --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $ 98,473        $1,363,677
                                                                ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                           MULTIMANAGER
                                                             MFS(R) UTILITIES MFS(R) VALUE  AGGRESSIVE  MULTIMANAGER
                                                                  SERIES         SERIES      EQUITY*     CORE BOND*
                                                             ---------------- ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $ 1,697,251     $  197,580   $  71,751   $ 2,107,380
 Expenses:
   Asset-based charges......................................       633,490        110,721     190,678     1,508,935
                                                               -----------     ----------   ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     1,063,761         86,859    (118,927)      598,445
                                                               -----------     ----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,647,564)       (56,783)    765,424    (1,462,884)
   Net realized gain distribution from the Portfolios.......     1,077,969        872,408          --       101,050
                                                               -----------     ----------   ---------   -----------
 Net realized gain (loss) on investments....................      (569,595)       815,625     765,424    (1,361,834)
                                                               -----------     ----------   ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     3,568,232        282,281    (413,767)    1,848,468
                                                               -----------     ----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     2,998,637      1,097,906     351,657       486,634
                                                               -----------     ----------   ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ 4,062,398     $1,184,765   $ 232,730   $ 1,085,079
                                                               ===========     ==========   =========   ===========

                                                              MULTIMANAGER    MULTIMANAGER
                                                             MID CAP GROWTH* MID CAP VALUE*
                                                             --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $    15,766     $  177,256
 Expenses:
   Asset-based charges......................................       233,836        169,462
                                                               -----------     ----------

NET INVESTMENT INCOME (LOSS)................................      (218,070)         7,794
                                                               -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (1,471,439)       518,176
   Net realized gain distribution from the Portfolios.......       366,932             --
                                                               -----------     ----------
 Net realized gain (loss) on investments....................    (1,104,507)       518,176
                                                               -----------     ----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     2,095,870      1,553,764
                                                               -----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......       991,363      2,071,940
                                                               -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $   773,293     $2,079,734
                                                               ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                             NEUBERGER
                                                                              BERMAN         NEUBERGER
                                                                          ABSOLUTE RETURN      BERMAN              PIMCO
                                                             MULTIMANAGER  MULTI-MANAGER   INTERNATIONAL   COMMODITYREALRETURN(R)
                                                             TECHNOLOGY*     PORTFOLIO    EQUITY PORTFOLIO   STRATEGY PORTFOLIO
                                                             ------------ --------------- ---------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $    1,585     $     --         $ 18,803          $   169,214
 Expenses:
   Asset-based charges......................................     274,279       23,725           37,202              236,696
                                                              ----------     --------         --------          -----------

NET INVESTMENT INCOME (LOSS)................................    (272,694)     (23,725)         (18,399)             (67,482)
                                                              ----------     --------         --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     556,662      (51,113)         (12,551)          (3,468,907)
   Net realized gain distribution from the Portfolios.......   1,190,828       10,598           15,902                   --
                                                              ----------     --------         --------          -----------
 Net realized gain (loss) on investments....................   1,747,490      (40,515)           3,351           (3,468,907)
                                                              ----------     --------         --------          -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     174,046       34,080          (64,591)           5,505,289
                                                              ----------     --------         --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,921,536       (6,435)         (61,240)           2,036,382
                                                              ----------     --------         --------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $1,648,842     $(30,160)        $(79,639)         $ 1,968,900
                                                              ==========     ========         ========          ===========

                                                                PIMCO
                                                              EMERGING
                                                               MARKETS    PIMCO GLOBAL
                                                                BOND     BOND PORTFOLIO
                                                              PORTFOLIO    (UNHEDGED)
                                                             ----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  967,357     $ 17,164
 Expenses:
   Asset-based charges......................................    266,282       14,723
                                                             ----------     --------

NET INVESTMENT INCOME (LOSS)................................    701,075        2,441
                                                             ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (683,117)     (18,472)
   Net realized gain distribution from the Portfolios.......         --           --
                                                             ----------     --------
 Net realized gain (loss) on investments....................   (683,117)     (18,472)
                                                             ----------     --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  1,953,535       15,365
                                                             ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  1,270,418       (3,107)
                                                             ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $1,971,493     $   (666)
                                                             ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                             PIMCO GLOBAL MULTI-ASSET  PIMCO REAL  PIMCO TOTAL
                                                                MANAGED ALLOCATION       RETURN      RETURN     PROFUND VP
                                                                    PORTFOLIO          PORTFOLIO    PORTFOLIO      BEAR
                                                             ------------------------ -----------  -----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................         $ 27,341         $ 1,291,650  $ 3,055,392   $     --
 Expenses:
   Asset-based charges......................................           11,732             863,465    2,197,421      3,830
                                                                     --------         -----------  -----------   --------

NET INVESTMENT INCOME (LOSS)................................           15,609             428,185      857,971     (3,830)
                                                                     --------         -----------  -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................          (28,911)         (1,460,007)  (1,152,374)   (30,472)
   Net realized gain distribution from the Portfolios.......               --                  --           --         --
                                                                     --------         -----------  -----------   --------
 Net realized gain (loss) on investments....................          (28,911)         (1,460,007)  (1,152,374)   (30,472)
                                                                     --------         -----------  -----------   --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................           43,051           3,177,703    2,036,856    (11,316)
                                                                     --------         -----------  -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......           14,140           1,717,696      884,482    (41,788)
                                                                     --------         -----------  -----------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................         $ 29,749         $ 2,145,881  $ 1,742,453   $(45,618)
                                                                     ========         ===========  ===========   ========

                                                                           PUTNAM VT
                                                                            ABSOLUTE
                                                              PROFUND VP   RETURN 500
                                                             BIOTECHNOLOGY    FUND
                                                             ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $         --   $ 64,155
 Expenses:
   Asset-based charges......................................      671,898     22,740
                                                             ------------   --------

NET INVESTMENT INCOME (LOSS)................................     (671,898)    41,415
                                                             ------------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    1,209,568    (23,402)
   Net realized gain distribution from the Portfolios.......      644,830         --
                                                             ------------   --------
 Net realized gain (loss) on investments....................    1,854,398    (23,402)
                                                             ------------   --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (10,461,247)   (23,098)
                                                             ------------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (8,606,849)   (46,500)
                                                             ------------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,278,747)  $ (5,085)
                                                             ============   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016


                                                              PUTNAM VT  PUTNAM VT GLOBAL PUTNAM VT QS LEGG MASON DYNAMIC
                                                             DIVERSIFIED ASSET ALLOCATION RESEARCH   MULTI-STRATEGY VIT
                                                             INCOME FUND       FUND         FUND          PORTFOLIO
                                                             ----------- ---------------- --------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 298,510      $ 29,867      $ 1,075        $  28,986
 Expenses:
   Asset-based charges......................................     80,694        18,251        1,083           44,582
                                                              ---------      --------      -------        ---------

NET INVESTMENT INCOME (LOSS)................................    217,816        11,616           (8)         (15,596)
                                                              ---------      --------      -------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (303,889)      (12,234)         658         (166,514)
   Net realized gain distribution from the Portfolios.......         --       109,665           --           57,939
                                                              ---------      --------      -------        ---------
 Net realized gain (loss) on investments....................   (303,889)       97,431          658         (108,575)
                                                              ---------      --------      -------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    491,303        15,367       11,401           59,407
                                                              ---------      --------      -------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    187,414       112,798       12,059          (49,168)
                                                              ---------      --------      -------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 405,230      $124,414      $12,051        $ (64,764)
                                                              =========      ========      =======        =========

                                                              SEI VP
                                                             BALANCED     SEI VP
                                                             STRATEGY  CONSERVATIVE
                                                               FUND    STRATEGY FUND
                                                             --------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $152,630    $169,030
 Expenses:
   Asset-based charges......................................   80,321     130,234
                                                             --------    --------

NET INVESTMENT INCOME (LOSS)................................   72,309      38,796
                                                             --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (32,048)    (59,129)
   Net realized gain distribution from the Portfolios.......  113,486      27,930
                                                             --------    --------
 Net realized gain (loss) on investments....................   81,438     (31,199)
                                                             --------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  206,720     226,563
                                                             --------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  288,158     195,364
                                                             --------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $360,467    $234,160
                                                             ========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                             SEI VP MARKET SEI VP MARKET                 T. ROWE PRICE
                                                                GROWTH     PLUS STRATEGY SEI VP MODERATE EQUITY INCOME
                                                             STRATEGY FUND     FUND       STRATEGY FUND  PORTFOLIO-II
                                                             ------------- ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $154,851      $ 32,988       $246,159       $ 73,583
 Expenses:
   Asset-based charges......................................     89,501        20,077        134,244         41,684
                                                               --------      --------       --------       --------

NET INVESTMENT INCOME (LOSS)................................     65,350        12,911        111,915         31,899
                                                               --------      --------       --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (30,255)      (46,875)       (61,023)       (61,205)
   Net realized gain distribution from the Portfolios.......    221,242        66,311         84,829        402,755
                                                               --------      --------       --------       --------
 Net realized gain (loss) on investments....................    190,987        19,436         23,806        341,550
                                                               --------      --------       --------       --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    197,059        93,309        414,479        184,138
                                                               --------      --------       --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    388,046       112,745        438,285        525,688
                                                               --------      --------       --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $453,396      $125,656       $550,200       $557,587
                                                               ========      ========       ========       ========

                                                              T. ROWE PRICE     TEMPLETON
                                                             HEALTH SCIENCES    DEVELOPING
                                                              PORTFOLIO-II   MARKETS VIP FUND
                                                             --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $         --     $    68,718
 Expenses:
   Asset-based charges......................................     1,627,407         149,771
                                                              ------------     -----------

NET INVESTMENT INCOME (LOSS)................................    (1,627,407)        (81,053)
                                                              ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     4,354,437      (1,656,179)
   Net realized gain distribution from the Portfolios.......       855,649              --
                                                              ------------     -----------
 Net realized gain (loss) on investments....................     5,210,086      (1,656,179)
                                                              ------------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (18,780,280)      2,568,385
                                                              ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (13,570,194)        912,206
                                                              ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(15,197,601)    $   831,153
                                                              ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

                                                                                                               VANECK VIP
                                                                                                              UNCONSTRAINED
                                                              TEMPLETON   TEMPLETON   TEMPLETON  VANECK VIP     EMERGING
                                                             FOREIGN VIP GLOBAL BOND  GROWTH VIP GLOBAL HARD  MARKETS BOND
                                                                FUND      VIP FUND       FUND    ASSETS FUND      FUND
                                                             ----------- -----------  ---------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 160,242  $        --   $ 36,836  $    94,726    $     --
 Expenses:
   Asset-based charges......................................    120,197    1,896,247     24,862      355,085       8,159
                                                              ---------  -----------   --------  -----------    --------

NET INVESTMENT INCOME (LOSS)................................     40,045   (1,896,247)    11,974     (260,359)     (8,159)
                                                              ---------  -----------   --------  -----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (478,176)  (4,818,274)    15,227   (4,483,545)    (14,857)
   Net realized gain distribution from the Portfolios.......    143,525      115,714     70,847           --          --
                                                              ---------  -----------   --------  -----------    --------
 Net realized gain (loss) on investments....................   (334,651)  (4,702,560)    86,074   (4,483,545)    (14,857)
                                                              ---------  -----------   --------  -----------    --------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    678,766    8,433,752     37,410   13,223,015      53,813
                                                              ---------  -----------   --------  -----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    344,115    3,731,192    123,484    8,739,470      38,956
                                                              ---------  -----------   --------  -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ 384,160  $ 1,834,945   $135,458  $ 8,479,111    $ 30,797
                                                              =========  ===========   ========  ===========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                1290 VT SOCIALLY        7TWELVE/TM/ BALANCED
                                                                  RESPONSIBLE*               PORTFOLIO
                                                             ----------------------  -------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     (440) $     (312) $  (911,058) $   (778,634)
 Net realized gain (loss) on investments....................     42,929     380,627     (194,975)      139,561
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    207,517    (417,369)   6,698,783    (6,892,222)
                                                             ----------  ----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    250,006     (37,054)   5,592,750    (7,531,295)
                                                             ----------  ----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    638,837   1,196,417    3,843,320     9,156,340
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    181,035     236,034   (7,220,901)   (6,912,297)
 Redemptions for contract benefits and terminations.........   (169,745)   (113,175)  (5,035,039)   (5,821,639)
 Contract maintenance charges...............................    (27,633)    (23,412)     (16,728)      (17,065)
                                                             ----------  ----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    622,494   1,295,864   (8,429,348)   (3,594,661)
                                                             ----------  ----------  -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --           --           (49)
                                                             ----------  ----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    872,500   1,258,810   (2,836,598)  (11,126,005)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,630,625   1,371,815   77,325,942    88,451,947
                                                             ----------  ----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,503,125  $2,630,625  $74,489,344  $ 77,325,942
                                                             ==========  ==========  ===========  ============

                                                             AB VPS BALANCED WEALTH
                                                              STRATEGY PORTFOLIO**
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   21,737  $   31,696
 Net realized gain (loss) on investments....................    287,581     498,090
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (148,917)   (541,662)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    160,401     (11,876)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    219,750     249,993
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (58,662)    135,460
 Redemptions for contract benefits and terminations.........   (359,733)   (133,430)
 Contract maintenance charges...............................       (673)       (638)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (199,318)    251,385
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (38,917)    239,509
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,337,809   5,098,300
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,298,892  $5,337,809
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             AB VPS GLOBAL THEMATIC AB VPS GROWTH AND INCOME
                                                             GROWTH PORTFOLIO**           PORTFOLIO**
                                                             ---------------------  ----------------------
                                                               2016        2015        2016         2015
                                                              --------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (3,770)   $ (1,113)  $   (4,661)  $      579
 Net realized gain (loss) on investments....................    3,765       1,073      146,838          187
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,047      (2,302)     108,848        1,750
                                                              --------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    2,042      (2,342)     251,025        2,516
                                                              --------   --------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  199,885      93,246    1,056,782      585,783
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  152,673      38,310      585,143      509,473
 Redemptions for contract benefits and terminations.........  (12,956)         --      (46,936)      (3,792)
 Contract maintenance charges...............................       --          --           --           --
                                                              --------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  339,602     131,556    1,594,989    1,091,464
                                                              --------   --------   ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        9         (19)          --          (25)
                                                              --------   --------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  341,653     129,195    1,846,014    1,093,955
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  147,060      17,865    1,098,972        5,017
                                                              --------   --------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $488,713    $147,060   $2,944,986   $1,098,972
                                                              ========   ========   ==========   ==========

                                                               AB VPS INTERNATIONAL
                                                                GROWTH PORTFOLIO**
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (114,684) $ (124,561)
 Net realized gain (loss) on investments....................      (9,211)    110,231
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (578,781)   (342,629)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (702,676)   (356,959)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     308,427     922,851
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (658,848)    (35,119)
 Redemptions for contract benefits and terminations.........    (473,901)   (356,935)
 Contract maintenance charges...............................      (1,579)     (1,451)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (825,901)    529,346
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,528,577)    172,387
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,882,807   8,710,420
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,354,230  $8,882,807
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AB VPS REAL ESTATE     AB VPS SMALL/MID CAP
                                                             INVESTMENT PORTFOLIO**     VALUE PORTFOLIO**
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    9,714  $    3,677  $  (15,990) $   (2,694)
 Net realized gain (loss) on investments....................     96,096      79,408      97,171      50,287
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (35,762)    (75,002)    427,046    (105,936)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     70,048       8,083     508,227     (58,343)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,664,526   1,063,889     808,042     896,069
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,090,037     510,836     462,240     162,035
 Redemptions for contract benefits and terminations.........   (148,709)    (40,829)    (66,580)     (6,368)
 Contract maintenance charges...............................         --          --          (3)         --
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,605,854   1,533,896   1,203,699   1,051,736
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         72         (25)         41         (21)
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,675,974   1,541,954   1,711,967     993,372
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,645,652     103,698   1,139,759     146,387
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,321,626  $1,645,652  $2,851,726  $1,139,759
                                                             ==========  ==========  ==========  ==========

                                                                    ALL ASSET
                                                                AGGRESSIVE-ALT 25*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (25,476) $  (43,798)
 Net realized gain (loss) on investments....................      27,095     164,738
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     757,815    (655,260)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     759,434    (534,320)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,670,554   2,713,389
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (391,787)    289,598
 Redemptions for contract benefits and terminations.........    (799,007)   (322,884)
 Contract maintenance charges...............................      (2,794)     (2,014)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     476,966   2,678,089
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          29          57
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,236,429   2,143,826
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,051,771   6,907,945
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,288,200  $9,051,771
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                    ALL ASSET                ALL ASSET
                                                                AGGRESSIVE-ALT 50*       AGGRESSIVE-ALT 75*
                                                             -----------------------  -----------------------
                                                                 2016        2015         2016        2015
                                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    23,831  $   37,455  $    31,814  $   46,873
 Net realized gain (loss) on investments....................    (166,716)    162,937     (229,059)    123,186
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     554,814    (503,535)     670,408    (591,207)
                                                             -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     411,929    (303,143)     473,163    (421,148)
                                                             -----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     127,900     136,183       72,527     122,554
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     141,470      34,303      334,780      73,034
 Redemptions for contract benefits and terminations.........     (10,121)    (26,429)     (47,958)     (8,361)
 Contract maintenance charges...............................          --          --           --          --
                                                             -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     259,249     144,057      359,349     187,227
                                                             -----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (2,029,850)         --   (1,975,767)         --
                                                             -----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,358,672)   (159,086)  (1,143,255)   (233,921)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   4,194,520   4,353,606    4,176,880   4,410,801
                                                             -----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 2,835,848  $4,194,520  $ 3,033,625  $4,176,880
                                                             ===========  ==========  ===========  ==========

                                                             ALL ASSET GROWTH-ALT 20*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     9,961  $   (74,729)
 Net realized gain (loss) on investments....................     284,966      351,429
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     975,190   (1,146,107)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,270,117     (869,407)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,746,769    3,991,263
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     218,620     (674,009)
 Redemptions for contract benefits and terminations.........    (593,385)    (267,625)
 Contract maintenance charges...............................      (5,376)      (4,219)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,366,628    3,045,410
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,636,745    2,176,003
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,721,956   12,545,953
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $18,358,701  $14,721,956
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       ALPS | RED ROCKS LISTED
                                                                ALL ASSET MODERATE        PRIVATE EQUITY
                                                                  GROWTH-ALT 15*           PORTFOLIO(F)
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    29,136  $   (50,055) $     (417)  $    135
 Net realized gain (loss) on investments....................      63,709      159,905       1,489        (45)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     864,441     (749,371)     91,417     (9,427)
                                                             -----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   operations...............................................     957,286     (639,521)     92,489     (9,337)
                                                             -----------  -----------  ----------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,751,103    4,586,650     717,464    336,847
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     162,710     (360,231)    357,413    129,521
 Redemptions for contract benefits and terminations.........    (908,806)    (405,070)    (40,095)      (527)
 Contract maintenance charges...............................      (3,732)      (2,888)       (103)        --
                                                             -----------  -----------  ----------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,001,275    3,818,461   1,034,679    465,841
                                                             -----------  -----------  ----------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          70          125         (16)        14
                                                             -----------  -----------  ----------   --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,958,631    3,179,065   1,127,152    456,518
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,106,051    8,926,986     456,518         --
                                                             -----------  -----------  ----------   --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,064,682  $12,106,051  $1,583,670   $456,518
                                                             ===========  ===========  ==========   ========

                                                               AMERICAN CENTURY VP
                                                              INFLATION PROTECTION
                                                                      FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   23,360  $   19,938
 Net realized gain (loss) on investments....................    (14,706)    (46,823)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     81,180     (94,712)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     89,834    (121,597)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,086,326   1,006,785
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    362,349     769,972
 Redemptions for contract benefits and terminations.........   (429,080)   (616,687)
 Contract maintenance charges...............................         (1)         --
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,019,594   1,160,070
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --         324
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,109,428   1,038,797
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,207,968   2,169,171
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,317,396  $3,207,968
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(f)Units were made available July 20, 2015.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                               AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                                               LARGE COMPANY VALUE       MID CAP VALUE FUND
                                                             ----------------------  -------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   12,106  $   (2,482) $    175,764  $    59,188
 Net realized gain (loss) on investments....................    230,465      78,466     5,054,902    3,442,718
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     38,276    (221,934)   11,850,293   (5,520,076)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    280,847    (145,950)   17,080,959   (2,018,170)
                                                             ----------  ----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      7,001      88,289    17,610,344   18,236,042
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (345,699)    105,978    12,776,811    7,619,787
 Redemptions for contract benefits and terminations.........    (99,149)   (106,128)   (4,007,553)  (2,193,154)
 Contract maintenance charges...............................       (356)       (355)      (10,001)      (6,227)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (438,203)     87,784    26,369,601   23,656,448
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --         4,190      (21,136)
                                                             ----------  ----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (157,356)    (58,166)   43,454,750   21,617,142
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,523,316   2,581,482    69,453,454   47,836,312
                                                             ----------  ----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,365,960  $2,523,316  $112,908,204  $69,453,454
                                                             ==========  ==========  ============  ===========

                                                                  AMERICAN FUNDS
                                                                INSURANCE SERIES(R)
                                                             ASSET ALLOCATION FUND/SM/
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   101,367  $   114,322
 Net realized gain (loss) on investments....................     267,228      592,709
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,370,183     (683,807)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,738,778       23,224
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,958,186    7,387,452
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,627,872      528,394
 Redemptions for contract benefits and terminations.........  (2,270,785)    (621,342)
 Contract maintenance charges...............................         (16)          --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  10,315,257    7,294,504
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         319          255
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  12,054,354    7,317,983
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,980,693    7,662,710
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $27,035,047  $14,980,693
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AMERICAN FUNDS           AMERICAN FUNDS
                                                             INSURANCE SERIES(R) BOND    INSURANCE SERIES(R)
                                                                     FUND/SM/          GLOBAL GROWTH FUND/SM/
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    82,740  $   115,042  $  (14,183) $    2,026
 Net realized gain (loss) on investments....................      21,681      351,067     226,739     154,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      (9,004)    (863,347)   (204,177)    (86,320)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      95,417     (397,238)      8,379      70,122
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,988,690    6,113,677   1,201,245     996,923
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   9,182,934   10,704,977     209,982     502,603
 Redemptions for contract benefits and terminations.........  (1,469,368)    (567,020)    (83,778)   (256,309)
 Contract maintenance charges...............................      (3,651)      (1,838)         (1)         --
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  13,698,605   16,249,796   1,327,448   1,243,217
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         531          269          23         (49)
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  13,794,553   15,852,827   1,335,850   1,313,290
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,193,485   10,340,658   2,669,069   1,355,779
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $39,988,038  $26,193,485  $4,004,919  $2,669,069
                                                             ===========  ===========  ==========  ==========

                                                             AMERICAN FUNDS INSURANCE
                                                              SERIES(R) GLOBAL SMALL
                                                              CAPITALIZATION FUND/SM/
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (152,355) $  (139,541)
 Net realized gain (loss) on investments....................   1,648,089      908,717
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,430,656)  (1,267,555)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      65,078     (498,379)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,227,371    4,123,353
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,014)   1,837,314
 Redemptions for contract benefits and terminations.........    (367,491)    (289,524)
 Contract maintenance charges...............................      (1,744)      (1,070)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      88,122    5,670,073
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        1,200
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     153,200    5,172,894
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,084,877    6,911,983
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,238,077  $12,084,877
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         AMERICAN FUNDS
                                                                 AMERICAN FUNDS        INSURANCE SERIES(R)
                                                               INSURANCE SERIES(R)    INTERNATIONAL GROWTH
                                                             GROWTH-INCOME FUND/SM/    AND INCOME FUND/SM/
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   13,950  $   20,600  $   42,865  $   29,791
 Net realized gain (loss) on investments....................    311,518     378,142    (158,257)    (33,817)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    178,961    (425,922)    101,085    (233,313)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    504,429     (27,180)    (14,307)   (237,339)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,308,475   2,274,296     801,703   1,228,536
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,426     878,641    (327,530)    305,526
 Redemptions for contract benefits and terminations.........   (302,565)   (528,609)   (102,068)    (87,632)
 Contract maintenance charges...............................        (10)         --          (7)         --
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,372,326   2,624,328     372,098   1,446,430
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,876,755   2,597,148     357,791   1,209,091
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,158,499   1,561,351   2,871,055   1,661,964
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,035,254  $4,158,499  $3,228,846  $2,871,055
                                                             ==========  ==========  ==========  ==========

                                                                 AMERICAN FUNDS
                                                               INSURANCE SERIES(R)
                                                               MANAGED RISK ASSET
                                                               ALLOCATION FUND/SM/
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (4,114) $    6,352
 Net realized gain (loss) on investments....................    130,741     184,445
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    160,877    (334,700)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    287,504    (143,903)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    351,231     873,344
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (68,073)   (521,778)
 Redemptions for contract benefits and terminations.........   (494,525)   (173,202)
 Contract maintenance charges...............................       (603)       (574)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (211,970)    177,790
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --       1,251
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     75,534      35,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,699,498   5,664,360
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,775,032  $5,699,498
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AMERICAN FUNDS
                                                              INSURANCE SERIES(R) NEW       AXA 400 MANAGED
                                                                   WORLD FUND(R)              VOLATILITY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (243,920) $  (208,200) $  (519,300) $  (687,274)
 Net realized gain (loss) on investments....................  (1,003,811)     447,896    6,377,930    6,642,627
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,535,134   (1,731,045)   6,593,965   (9,254,336)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,287,403   (1,491,349)  12,452,595   (3,298,983)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,537,594    8,096,987    3,328,191    2,252,547
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     759,837    4,546,991   (4,623,555)     398,714
 Redemptions for contract benefits and terminations.........  (1,306,641)  (1,227,144)  (4,260,141)  (3,553,704)
 Contract maintenance charges...............................      (3,596)      (2,362)  (1,186,139)  (1,146,832)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,987,194   11,414,472   (6,741,644)  (2,049,275)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        2,001           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,274,597    9,925,124    5,710,951   (5,348,258)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,955,264   20,030,140   72,322,638   77,670,896
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $36,229,861  $29,955,264  $78,033,589  $72,322,638
                                                             ===========  ===========  ===========  ===========

                                                                   AXA 500 MANAGED
                                                                     VOLATILITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (423,494) $   (987,215)
 Net realized gain (loss) on investments....................    8,871,073    12,784,684
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    7,168,468   (13,364,371)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   15,616,047    (1,566,902)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    4,890,064     4,260,082
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (2,098,144)   (5,707,096)
 Redemptions for contract benefits and terminations.........  (11,188,281)   (8,684,313)
 Contract maintenance charges...............................   (2,681,800)   (2,642,817)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,078,161)  (12,774,144)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          (19)           --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    4,537,867   (14,341,046)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  170,859,905   185,200,951
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $175,397,772  $170,859,905
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                  AXA 2000 MANAGED           AXA AGGRESSIVE
                                                                    VOLATILITY*                ALLOCATION*
                                                             -------------------------  ------------------------
                                                                 2016          2015         2016         2015
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (553,423) $  (836,884) $   (75,275) $   (92,557)
 Net realized gain (loss) on investments....................    4,608,067    5,344,734    1,011,291    1,473,475
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    9,370,864   (9,440,090)     490,659   (1,925,924)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   13,425,508   (4,932,240)   1,426,675     (545,006)
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,468,967    1,706,378    2,136,082      757,193
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,622,778)    (244,739)      (8,983)  (2,185,450)
 Redemptions for contract benefits and terminations.........   (4,688,715)  (3,907,142)  (1,180,594)    (839,352)
 Contract maintenance charges...............................   (1,203,619)  (1,202,595)      (5,588)      (5,685)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (10,046,145)  (3,648,098)     940,917   (2,273,294)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --           --           --
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    3,379,363   (8,580,338)   2,367,592   (2,818,300)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   74,585,243   83,165,581   18,592,996   21,411,296
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 77,964,606  $74,585,243  $20,960,588  $18,592,996
                                                             ============  ===========  ===========  ===========

                                                                AXA AGGRESSIVE STRATEGY*
                                                             ------------------------------
                                                                  2016            2015
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,687,107) $      (77,084)
 Net realized gain (loss) on investments....................     12,766,549      32,260,410
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    154,770,623     (93,780,235)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    159,850,065     (61,596,909)
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    323,852,731     572,015,259
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     73,685,857     195,914,367
 Redemptions for contract benefits and terminations.........    (47,547,606)    (28,912,489)
 Contract maintenance charges...............................    (36,921,412)    (26,293,351)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    313,069,570     712,723,786
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          9,769          26,740
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    472,929,404     651,153,617
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,236,468,770   1,585,315,153
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,709,398,174  $2,236,468,770
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                 AXA CONSERVATIVE GROWTH
                                                                 AXA BALANCED STRATEGY*                 STRATEGY*
                                                             ------------------------------  ------------------------------
                                                                  2016            2015            2016            2015
                                                             --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (13,538,824) $   (9,225,934) $   (6,242,682) $   (4,770,433)
 Net realized gain (loss) on investments....................     31,730,227      39,915,795      14,154,814      16,862,991
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     95,125,315     (84,028,324)     34,156,942     (34,172,045)
                                                             --------------  --------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    113,316,718     (53,338,463)     42,069,074     (22,079,487)
                                                             --------------  --------------  --------------  --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    237,268,605     359,304,437     137,012,779     175,792,638
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     66,942,590     101,860,249      50,888,400      28,271,083
 Redemptions for contract benefits and terminations.........   (110,077,413)    (82,221,663)    (59,110,963)    (48,480,841)
 Contract maintenance charges...............................    (41,971,804)    (35,409,543)    (19,288,603)    (16,143,908)
                                                             --------------  --------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    152,161,978     343,533,480     109,501,613     139,438,972
                                                             --------------  --------------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          6,662          36,327           6,990           6,000
                                                             --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    265,485,358     290,231,344     151,577,677     117,365,485
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,525,918,338   2,235,686,994   1,168,746,156   1,051,380,671
                                                             --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,791,403,696  $2,525,918,338  $1,320,323,833  $1,168,746,156
                                                             ==============  ==============  ==============  ==============

                                                                  AXA CONSERVATIVE
                                                                      STRATEGY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (4,537,634) $ (3,566,666)
 Net realized gain (loss) on investments....................    6,302,568     6,322,727
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    8,114,147   (13,594,427)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    9,879,081   (10,838,366)
                                                             ------------  ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   82,588,206    93,860,923
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   68,018,052    62,950,023
 Redemptions for contract benefits and terminations.........  (52,093,572)  (38,586,521)
 Contract maintenance charges...............................  (12,651,231)   (9,975,560)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   85,861,455   108,248,865
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           13            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   95,740,549    97,410,499
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  696,983,927   599,573,428
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $792,724,476  $696,983,927
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA GLOBAL EQUITY
                                                                MANAGED VOLATILITY*         AXA GROWTH STRATEGY*
                                                             ------------------------  ------------------------------
                                                                 2016         2015          2016            2015
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (71,724) $   (80,087) $  (13,282,282) $   (4,611,178)
 Net realized gain (loss) on investments....................     370,788      395,056      34,577,362      49,611,597
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      77,287     (797,838)    178,003,469    (123,376,672)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     376,351     (482,869)    199,298,549     (78,376,253)
                                                             -----------  -----------  --------------  --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     584,295    1,098,999     367,618,445     617,984,631
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (29,426)      92,885      87,015,772     225,893,474
 Redemptions for contract benefits and terminations.........    (715,547)    (579,017)    (92,964,974)    (55,275,109)
 Contract maintenance charges...............................    (171,719)    (146,681)    (52,436,131)    (40,297,747)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (332,397)     466,186     309,233,112     748,305,249
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --         127,348         (46,918)
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................      43,954      (16,683)    508,659,009     669,882,078
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,879,564   14,896,247   3,107,585,702   2,437,703,624
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,923,518  $14,879,564  $3,616,244,711  $3,107,585,702
                                                             ===========  ===========  ==============  ==============

                                                              AXA INTERNATIONAL CORE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (136,958) $  (178,140)
 Net realized gain (loss) on investments....................    (161,920)     142,755
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     112,977     (714,434)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (185,901)    (749,819)
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     472,558    1,224,758
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (224,467)     508,010
 Redemptions for contract benefits and terminations.........    (710,162)    (402,775)
 Contract maintenance charges...............................    (154,822)    (148,092)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (616,893)   1,181,901
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         160         (161)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (802,634)     431,921
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,509,282   12,077,361
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,706,648  $12,509,282
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA INTERNATIONAL MANAGED  AXA INTERNATIONAL VALUE
                                                                     VOLATILITY*           MANAGED VOLATILITY*
                                                             --------------------------  ----------------------
                                                                 2016          2015         2016        2015
                                                             ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (251,135) $ (1,731,275) $  (31,052) $  (54,143)
 Net realized gain (loss) on investments....................   (1,460,112)    3,580,076     (68,160)     25,010
 Net change in unrealized appreciation (depreciation) of
   investments..............................................          177    (5,902,713)     49,531    (146,670)
                                                             ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (1,711,070)   (4,053,912)    (49,681)   (175,803)
                                                             ------------  ------------  ----------  ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,157,358     2,301,947      37,701     151,384
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    4,011,819     5,650,173    (378,061)   (132,640)
 Redemptions for contract benefits and terminations.........   (7,117,135)   (6,407,396)   (181,161)   (186,386)
 Contract maintenance charges...............................   (1,853,424)   (1,878,516)       (571)       (683)
                                                             ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (3,801,382)     (333,792)   (522,092)   (168,325)
                                                             ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (5,512,452)   (4,387,704)   (571,773)   (344,128)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  115,260,973   119,648,677   3,686,674   4,030,802
                                                             ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $109,748,521  $115,260,973  $3,114,901  $3,686,674
                                                             ============  ============  ==========  ==========

                                                                AXA LARGE CAP CORE
                                                               MANAGED VOLATILITY*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (26,235) $  (33,092)
 Net realized gain (loss) on investments....................     449,146     405,407
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     230,753    (474,415)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     653,664    (102,100)
                                                             -----------  ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,045,012   1,417,678
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,114,295)   (369,170)
 Redemptions for contract benefits and terminations.........    (319,220)   (345,770)
 Contract maintenance charges...............................    (146,253)   (131,105)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     465,244     571,633
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,118,908     469,533
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,225,477   7,755,944
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 9,344,385  $8,225,477
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA LARGE CAP GROWTH       AXA LARGE CAP VALUE
                                                                MANAGED VOLATILITY*       MANAGED VOLATILITY*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (204,419) $  (267,419) $    68,070  $   163,880
 Net realized gain (loss) on investments....................   2,013,707    2,256,272     (306,710)     763,334
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (961,153)  (1,465,905)   2,165,533   (2,367,469)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     848,135      522,948    1,926,893   (1,440,255)
                                                             -----------  -----------  -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,318,338    2,962,865    1,734,945    2,865,848
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,301,983)     170,936   (7,512,343)   9,090,516
 Redemptions for contract benefits and terminations.........  (1,328,872)  (1,327,070)  (1,033,007)    (820,919)
 Contract maintenance charges...............................    (367,895)    (322,020)    (257,575)    (243,489)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,680,412)   1,484,711   (7,067,980)  10,891,956
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          348          350
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (832,277)   2,007,659   (5,140,739)   9,452,051
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  23,039,638   21,031,979   29,040,510   19,588,459
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $22,207,361  $23,039,638  $23,899,771  $29,040,510
                                                             ===========  ===========  ===========  ===========

                                                                 AXA MID CAP VALUE
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (16,771) $   (74,904)
 Net realized gain (loss) on investments....................     566,524      560,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,602,284   (1,166,916)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,152,037     (681,404)
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,785,638    3,324,916
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     372,364      193,655
 Redemptions for contract benefits and terminations.........    (665,117)    (527,511)
 Contract maintenance charges...............................    (204,976)    (143,387)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,287,909    2,847,673
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,439,946    2,166,269
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,596,900   10,430,631
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,036,846  $12,596,900
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                               AXA MODERATE GROWTH
                                                              AXA MODERATE ALLOCATION*              STRATEGY*
                                                             --------------------------  ------------------------------
                                                                 2016          2015           2016            2015
                                                             ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (467,854) $   (453,547) $  (27,188,673) $  (17,171,619)
 Net realized gain (loss) on investments....................    3,178,838     3,779,218      78,063,071     105,025,230
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,052,024    (5,854,549)    243,051,422    (210,970,238)
                                                             ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    4,763,008    (2,528,878)    293,925,820    (123,116,627)
                                                             ------------  ------------  --------------  --------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   22,676,697    31,558,672     393,743,800     640,342,269
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      208,878    (1,934,964)    104,083,933     192,549,343
 Redemptions for contract benefits and terminations.........   (8,508,376)   (6,108,643)   (215,544,381)   (188,085,210)
 Contract maintenance charges...............................      (26,986)      (23,231)    (88,664,353)    (77,319,803)
                                                             ------------  ------------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   14,350,213    23,491,834     193,618,999     567,486,599
                                                             ------------  ------------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --          80,133          25,034
                                                             ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   19,113,221    20,962,956     487,624,952     444,395,006
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  110,017,879    89,054,923   5,398,721,930   4,954,326,924
                                                             ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $129,131,100  $110,017,879  $5,886,346,882  $5,398,721,930
                                                             ============  ============  ==============  ==============

                                                                 AXA MODERATE-PLUS
                                                                    ALLOCATION*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (208,959) $  (203,908)
 Net realized gain (loss) on investments....................   1,902,231    2,374,144
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,199,660   (3,396,343)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,892,932   (1,226,107)
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,911,889    5,437,985
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,740,905)    (636,486)
 Redemptions for contract benefits and terminations.........  (3,550,319)  (4,336,082)
 Contract maintenance charges...............................     (11,849)     (12,613)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     608,816      452,804
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,501,748     (773,303)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  46,664,173   47,437,476
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $50,165,921  $46,664,173
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA NATURAL RESOURCES*      AXA REAL ESTATE*
                                                             -----------------------  -----------------------
                                                                2016         2015         2016        2015
                                                             ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   60,815  $    48,060  $   (73,466) $  (65,596)
 Net realized gain (loss) on investments....................   (369,890)    (833,873)     167,891      (2,530)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  1,183,238       78,080       79,261    (355,113)
                                                             ----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    874,163     (707,733)     173,686    (423,239)
                                                             ----------  -----------  -----------  ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,306,408      846,918    1,950,985   3,455,011
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,589,318      580,769    1,467,978     691,261
 Redemptions for contract benefits and terminations.........   (186,981)     (90,449)    (451,612)   (354,852)
 Contract maintenance charges...............................       (432)        (226)      (1,336)       (866)
                                                             ----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,708,313    1,337,012    2,966,015   3,790,554
                                                             ----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        128   (4,480,318)          93         123
                                                             ----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  3,582,604   (3,851,039)   3,139,794   3,367,438
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,097,504    5,948,543    9,154,777   5,787,339
                                                             ----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,680,108  $ 2,097,504  $12,294,571  $9,154,777
                                                             ==========  ===========  ===========  ==========

                                                               AXA SMARTBETA EQUITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   167,135  $   149,849
 Net realized gain (loss) on investments....................       3,850       20,136
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     537,832      (39,339)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     708,817      130,646
                                                             -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     157,151      280,818
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     114,404      106,767
 Redemptions for contract benefits and terminations.........     (49,579)     (12,527)
 Contract maintenance charges...............................          --           --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     221,976      375,058
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     930,793      505,704
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,878,706   11,373,002
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,809,499  $11,878,706
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               AXA ULTRA CONSERVATIVE
                                                                     STRATEGY*            AXA/AB DYNAMIC GROWTH*(E)
                                                             -------------------------  ----------------------------
                                                                 2016          2015          2016           2015
                                                             ------------  -----------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (4,883,946) $    22,268  $   (2,626,341) $   (373,314)
 Net realized gain (loss) on investments....................   26,801,923      310,200       1,169,579        (9,800)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (14,388,779)    (412,209)     11,809,166    (2,009,856)
                                                             ------------  -----------  --------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    7,529,198      (79,741)     10,352,404    (2,392,970)
                                                             ------------  -----------  --------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................        2,325           --     139,038,288   123,023,948
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  210,239,908   45,113,845      48,539,343    26,932,909
 Redemptions for contract benefits and terminations.........  (19,206,372)  (1,351,512)     (3,790,917)     (130,668)
 Contract maintenance charges...............................   (5,398,283)    (135,419)     (2,683,388)           --
                                                             ------------  -----------  --------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  185,637,578   43,626,914     181,103,326   149,826,189
                                                             ------------  -----------  --------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       15,982           31           6,875         5,702
                                                             ------------  -----------  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  193,182,758   43,547,204     191,462,605   147,438,921
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   46,147,589    2,600,385     147,438,921            --
                                                             ------------  -----------  --------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $239,330,347  $46,147,589  $  338,901,526  $147,438,921
                                                             ============  ===========  ==============  ============

                                                                 AXA/AB DYNAMIC MODERATE
                                                                         GROWTH*
                                                             ------------------------------
                                                                  2016            2015
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (24,793,730) $  (15,149,098)
 Net realized gain (loss) on investments....................     49,596,538      35,033,582
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     23,958,999     (75,641,494)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     48,761,807     (55,757,010)
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    191,668,008     394,209,546
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (37,308,410)    149,270,437
 Redemptions for contract benefits and terminations.........    (80,892,075)    (60,194,118)
 Contract maintenance charges...............................    (40,190,029)    (33,344,322)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     33,277,494     449,941,543
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         70,230              --
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     82,109,531     394,184,533
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,426,291,319   2,032,106,786
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,508,400,850  $2,426,291,319
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)Units were made available on May 26, 2015.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/AB SHORT DURATION
                                                                GOVERNMENT BOND*      AXA/AB SMALL CAP GROWTH*
                                                             ----------------------  --------------------------
                                                                2016        2015          2016          2015
                                                             ----------  ----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (18,590) $  (12,817) $    (516,083) $  (651,562)
 Net realized gain (loss) on investments....................       (837)     (2,588)     2,239,221    5,834,568
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        746      (2,590)     3,889,693   (7,432,536)
                                                             ----------  ----------  -------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (18,681)    (17,995)     5,612,831   (2,249,530)
                                                             ----------  ----------  -------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    375,120     830,962      3,667,390    8,934,763
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    286,947    (120,376)     4,117,643    1,270,396
 Redemptions for contract benefits and terminations.........   (148,468)    (85,869)    (2,250,481)  (2,114,688)
 Contract maintenance charges...............................         (2)         --       (310,647)    (281,419)
                                                             ----------  ----------  -------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    513,597     624,717      5,223,905    7,809,052
                                                             ----------  ----------  -------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         13          15            251          251
                                                             ----------  ----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    494,929     606,737     10,836,987    5,559,773
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,167,101     560,364     47,510,594   41,950,821
                                                             ----------  ----------  -------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,662,030  $1,167,101  $  58,347,581  $47,510,594
                                                             ==========  ==========  =============  ===========

                                                               AXA/CLEARBRIDGE LARGE
                                                                    CAP GROWTH*
                                                             -------------------------
                                                                 2016          2015
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,149,720) $(1,386,200)
 Net realized gain (loss) on investments....................   (3,532,963)   5,681,666
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    3,699,486   (4,377,875)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (983,197)     (82,409)
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,769,731    5,259,426
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (10,080,244)  (8,730,976)
 Redemptions for contract benefits and terminations.........   (4,440,202)  (3,445,956)
 Contract maintenance charges...............................     (289,354)    (295,690)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (13,040,069)  (7,213,196)
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (14,023,266)  (7,295,605)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   89,723,273   97,018,878
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 75,700,007  $89,723,273
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 AXA/DOUBLELINE
                                                             OPPORTUNISTIC CORE PLUS  AXA/FRANKLIN BALANCED
                                                                    BOND*(E)           MANAGED VOLATILITY*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  122,565  $   19,269  $  101,430  $   79,456
 Net realized gain (loss) on investments....................      3,586         (63)    221,246     249,123
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (69,373)    (37,706)    393,142    (756,057)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     56,778     (18,500)    715,818    (427,478)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  3,908,671   1,366,732     543,801     396,646
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,766,441     249,515     291,404    (218,481)
 Redemptions for contract benefits and terminations.........   (154,255)     (9,668)   (602,961)   (415,114)
 Contract maintenance charges...............................       (177)         --    (101,168)   (108,201)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  5,520,680   1,606,579     131,076    (345,150)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        197          56          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  5,577,655   1,588,135     846,894    (772,628)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,588,135          --   8,763,378   9,536,006
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,165,790  $1,588,135  $9,610,272  $8,763,378
                                                             ==========  ==========  ==========  ==========

                                                              AXA/FRANKLIN SMALL CAP
                                                                   VALUE MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (115,030) $  (137,792)
 Net realized gain (loss) on investments....................     862,831      728,369
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,375,321   (1,479,497)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,123,122     (888,920)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     651,482      671,998
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (583,223)    (291,188)
 Redemptions for contract benefits and terminations.........    (745,840)    (475,580)
 Contract maintenance charges...............................    (143,931)    (145,155)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (821,512)    (239,925)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,301,610   (1,128,845)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,219,625   11,348,470
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,521,235  $10,219,625
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)Units were made available on May 26, 2015.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/FRANKLIN TEMPLETON
                                                                ALLOCATION MANAGED          AXA/GOLDMAN SACHS
                                                                    VOLATILITY*         STRATEGIC ALLOCATION*(E)
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    20,639  $   (27,385) $ (1,983,829) $   (264,537)
 Net realized gain (loss) on investments....................     315,381      361,160       746,527       (33,706)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     630,809     (951,486)   11,237,298    (1,262,686)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     966,829     (617,711)    9,999,996    (1,560,929)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     237,537      987,759   118,822,352    86,658,687
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (369,272)   2,146,453    56,620,330    25,937,162
 Redemptions for contract benefits and terminations.........  (1,366,488)    (746,155)   (2,313,846)     (143,306)
 Contract maintenance charges...............................     (97,077)     (96,744)   (2,081,226)           --
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,595,300)   2,291,313   171,047,610   112,452,543
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --         6,354         4,263
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (628,471)   1,673,602   181,053,960   110,895,877
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  13,673,408   11,999,806   110,895,877            --
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,044,937  $13,673,408  $291,949,837  $110,895,877
                                                             ===========  ===========  ============  ============

                                                               AXA/INVESCO STRATEGIC
                                                                   ALLOCATION*(E)
                                                             -------------------------
                                                                 2016          2015
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,522,884) $  (207,011)
 Net realized gain (loss) on investments....................      (25,756)     (10,733)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    4,043,494     (815,256)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    2,494,854   (1,033,000)
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   70,743,913   54,489,981
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   24,721,342   12,321,821
 Redemptions for contract benefits and terminations.........   (1,627,825)     (59,700)
 Contract maintenance charges...............................   (1,232,779)          --
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   92,604,651   66,752,102
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        3,472        2,456
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   95,102,977   65,721,558
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   65,721,558           --
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $160,824,535  $65,721,558
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)Units were made available on May 26, 2015.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       AXA/LEGG MASON
                                                                                         STRATEGIC
                                                               AXA/JANUS ENTERPRISE*   ALLOCATION*(M) AXA/LOOMIS SAYLES GROWTH*
                                                             ------------------------  -------------- ------------------------
                                                                 2016         2015          2016          2016         2015
                                                             -----------  -----------  -------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (640,244) $  (752,548)  $    36,326   $  (268,046) $  (228,761)
 Net realized gain (loss) on investments....................  (1,251,066)   1,410,638        40,574       407,262     (246,681)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (927,721)  (4,246,435)      289,942     1,158,429    2,129,624
                                                             -----------  -----------   -----------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,819,031)  (3,588,345)      366,842     1,297,645    1,654,182
                                                             -----------  -----------   -----------   -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,644,002    5,356,645    41,223,450     7,150,896    1,883,680
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,862,905)  (2,906,753)   10,018,130    12,435,290    1,944,456
 Redemptions for contract benefits and terminations.........  (2,232,680)  (2,117,265)     (110,957)   (1,400,427)    (710,008)
 Contract maintenance charges...............................    (248,346)    (250,231)      (24,571)      (67,057)     (47,297)
                                                             -----------  -----------   -----------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,699,929)      82,396    51,106,052    18,118,702    3,070,831
                                                             -----------  -----------   -----------   -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        (798)         797         1,899            --           --
                                                             -----------  -----------   -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,519,758)  (3,505,152)   51,474,793    19,416,347    4,725,013
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  49,440,264   52,945,416            --    21,108,668   16,383,655
                                                             -----------  -----------   -----------   -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $43,920,506  $49,440,264   $51,474,793   $40,525,015  $21,108,668
                                                             ===========  ===========   ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on February 22, 2016.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                                             EQUITY MANAGED VOLATILITY* EQUITY MANAGED VOLATILITY*
                                                             -------------------------  ------------------------
                                                                2016          2015          2016          2015
                                                              ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   31,227    $   19,111   $  (130,110)  $  (269,416)
 Net realized gain (loss) on investments....................    212,425       236,462       469,858       577,034
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    177,345      (404,444)      185,137    (1,009,483)
                                                              ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    420,997      (148,871)      524,885      (701,865)
                                                              ----------   ----------   -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    575,858       760,423       558,374     1,346,493
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (168,335)     (460,618)       51,630        96,262
 Redemptions for contract benefits and terminations.........   (347,930)      (71,905)     (961,330)     (929,069)
 Contract maintenance charges...............................    (55,010)      (46,678)     (290,518)     (284,794)
                                                              ----------   ----------   -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      4,583       181,222      (641,844)      228,892
                                                              ----------   ----------   -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           (15)           --            --
                                                              ----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................    425,580        32,336      (116,959)     (472,973)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,852,334     3,819,998    17,206,770    17,679,743
                                                              ----------   ----------   -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,277,914    $3,852,334   $17,089,811   $17,206,770
                                                              ==========   ==========   ===========   ===========

                                                                  BLACKROCK GLOBAL
                                                                ALLOCATION V.I. FUND
                                                             -------------------------
                                                                 2016          2015
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (111,118) $  (264,931)
 Net realized gain (loss) on investments....................   (1,921,446)   5,113,859
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    4,661,624   (7,309,508)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    2,629,060   (2,460,580)
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   12,944,593   18,749,035
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (1,556,177)   3,102,315
 Redemptions for contract benefits and terminations.........   (6,079,885)  (4,950,343)
 Contract maintenance charges...............................      (14,661)     (12,799)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    5,293,870   16,888,208
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................    7,922,930   14,427,628
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   97,494,343   83,066,715
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $105,417,273  $97,494,343
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   17,424  $      279  $  (287,386) $  (307,201)
 Net realized gain (loss) on investments....................    (29,726)     (4,230)   2,743,365    2,268,535
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     85,429     (19,156)    (633,235)  (1,550,186)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     73,127     (23,107)   1,822,744      411,148
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    447,421   1,316,765    3,379,479    5,882,676
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (199,110)    172,733   (2,025,163)   1,451,465
 Redemptions for contract benefits and terminations.........   (158,214)   (267,061)  (1,090,442)  (1,159,701)
 Contract maintenance charges...............................         (4)         --       (5,747)      (4,671)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     90,093   1,222,437      258,127    6,169,769
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --           --        1,004
                                                             ----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................    163,220   1,199,330    2,080,871    6,581,921
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,629,619   1,430,289   31,474,397   24,892,476
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,792,839  $2,629,619  $33,555,268  $31,474,397
                                                             ==========  ==========  ===========  ===========

                                                              CHARTER/SM/ AGGRESSIVE
                                                                      GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    (6,689) $    24,253
 Net realized gain (loss) on investments....................    (264,689)      43,282
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     766,286     (612,567)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     494,908     (545,032)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     885,854    2,426,851
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     494,951     (580,904)
 Redemptions for contract benefits and terminations.........    (752,054)    (267,796)
 Contract maintenance charges...............................          --           --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     628,751    1,578,151
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (3,083,306)  (1,000,000)
                                                             -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,959,647)      33,119
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,220,473    7,187,354
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 5,260,826  $ 7,220,473
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              CHARTER/SM/ ALTERNATIVE
                                                                100 MODERATE*(K)(L)    CHARTER/SM/ CONSERVATIVE*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    12,360  $   131,272  $   286,468  $    86,593
 Net realized gain (loss) on investments....................    (971,678)    (113,727)    (136,073)     106,452
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,024,398     (659,827)     748,718     (674,633)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,065,080     (642,282)     899,113     (481,588)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     558,956    1,258,831    9,808,100    7,993,409
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (58,071)   3,888,424    2,849,497    1,639,460
 Redemptions for contract benefits and terminations.........    (937,650)    (412,430)  (1,898,671)  (1,312,539)
 Contract maintenance charges...............................         (64)          --           (5)          --
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (436,829)   4,734,825   10,758,921    8,320,330
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (5,211,872)     954,552          299   (4,184,060)
                                                             -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (4,583,621)   5,047,095   11,658,333    3,654,682
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,780,869    7,733,774   17,270,252   13,615,570
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,197,248  $12,780,869  $28,928,585  $17,270,252
                                                             ===========  ===========  ===========  ===========

                                                                CHARTER/SM/ GROWTH*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    18,160  $    (6,754)
 Net realized gain (loss) on investments....................     (58,767)     427,592
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     808,001     (952,417)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     767,394     (531,579)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,059,609    2,775,990
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (726,610)     354,747
 Redemptions for contract benefits and terminations.........    (579,020)    (721,426)
 Contract maintenance charges...............................          (4)          --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (246,025)   2,409,311
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --   (4,313,481)
                                                             -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................     521,369   (2,435,749)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,888,706   14,324,455
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,410,075  $11,888,706
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(k)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
(l)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                CHARTER/SM/ INCOME    CHARTER/SM/ INTEREST RATE
                                                                   STRATEGIES*               STRATEGIES*
                                                             -----------------------  ------------------------
                                                                2016         2015         2016         2015
                                                             ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   98,175  $    96,479  $    73,494  $    55,964
 Net realized gain (loss) on investments....................    (96,969)      76,418     (233,713)     (12,469)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    281,648     (330,549)     438,458     (366,233)
                                                             ----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    282,854     (157,652)     278,239     (322,738)
                                                             ----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    513,604      772,973      428,054      958,273
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,008)     (13,382)  (1,074,471)     (64,480)
 Redemptions for contract benefits and terminations.........   (322,257)    (181,965)    (262,385)    (710,093)
 Contract maintenance charges...............................         --           --           --           --
                                                             ----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    181,339      577,626     (908,802)     183,700
                                                             ----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................   (999,998)  (2,000,000)  (1,099,999)  (2,500,000)
                                                             ----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................   (535,805)  (1,580,026)  (1,730,562)  (2,639,038)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,086,688    6,666,714    5,950,703    8,589,741
                                                             ----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,550,883  $ 5,086,688  $ 4,220,141  $ 5,950,703
                                                             ==========  ===========  ===========  ===========

                                                             CHARTER/SM/ INTERNATIONAL
                                                                  MODERATE*(I)(J)
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   179,251  $   134,758
 Net realized gain (loss) on investments....................    (497,696)     (10,322)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,023,846     (338,034)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     705,401     (213,598)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     131,481      407,281
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     221,075    1,207,579
 Redemptions for contract benefits and terminations.........    (358,060)    (156,640)
 Contract maintenance charges...............................         (24)          --
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      (5,528)   1,458,220
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (5,999,998)   7,478,301
                                                             -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,300,125)   8,722,923
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  13,493,099    4,770,176
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,192,974  $13,493,099
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
(j)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         CHARTER/SM/ MODERATE
                                                               CHARTER/SM/ MODERATE*            GROWTH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   157,767  $    60,120  $   131,401  $    64,640
 Net realized gain (loss) on investments....................     (93,926)     198,608      (87,679)     243,974
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     982,522     (949,343)   1,074,758     (900,346)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,046,363     (690,615)   1,118,480     (591,732)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,619,791    7,313,983    5,749,849   10,378,761
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     562,750    1,208,167     (429,698)    (628,566)
 Redemptions for contract benefits and terminations.........  (2,406,277)  (1,533,428)  (1,383,807)    (835,108)
 Contract maintenance charges...............................        (203)          --         (393)          --
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,776,061    6,988,722    3,935,951    8,915,087
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          36   (4,239,345)          75   (4,291,896)
                                                             -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS.......................   3,822,460    2,058,762    5,054,506    4,031,459
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,789,066   17,730,304   16,802,602   12,771,143
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $23,611,526  $19,789,066  $21,857,108  $16,802,602
                                                             ===========  ===========  ===========  ===========

                                                             CHARTER/SM/ MULTI-SECTOR
                                                                      BOND*
                                                             ----------------------
                                                                2016         2015
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   11,021   $      859
 Net realized gain (loss) on investments....................    (55,298)     (28,119)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     76,568      (24,143)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     32,291      (51,403)
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     64,731       52,390
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (217,583)    (185,053)
 Redemptions for contract benefits and terminations.........   (303,009)     (90,585)
 Contract maintenance charges...............................    (43,812)     (49,615)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (499,673)    (272,863)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --
                                                             ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.......................   (467,382)    (324,266)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,406,092    2,730,358
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,938,710   $2,406,092
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                CHARTER/SM/ REAL      CHARTER/SM/ SMALL CAP
                                                                     ASSETS*                 GROWTH*
                                                             ----------------------  ----------------------
                                                                2016        2015        2016
                                                             ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   77,234  $   28,944  $ (108,731) $  (91,671)
 Net realized gain (loss) on investments....................    (63,278)    (62,674)    435,930     402,819
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    487,829    (515,002)    188,821    (908,503)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    501,785    (548,732)    516,020    (597,355)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    578,625     240,177     652,699   1,163,872
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     13,254    (309,704)   (473,239)     82,730
 Redemptions for contract benefits and terminations.........    (45,997)    (44,426)   (430,474)   (265,705)
 Contract maintenance charges...............................         (3)         --    (146,387)   (132,377)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    545,879    (113,953)   (397,401)    848,520
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................   (500,002)         --          --         152
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    547,662    (662,685)    118,619     251,317
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,094,838   4,757,523   7,878,756   7,627,439
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,642,500  $4,094,838  $7,997,375  $7,878,756
                                                             ==========  ==========  ==========  ==========

                                                               CHARTER/SM/ SMALL CAP
                                                                      VALUE*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    41,174  $   (86,432)
 Net realized gain (loss) on investments....................  (1,807,393)     194,944
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,759,827   (2,406,443)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,993,608   (2,297,931)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     809,509    1,667,804
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,608,293)   9,464,307
 Redemptions for contract benefits and terminations.........    (511,408)    (427,276)
 Contract maintenance charges...............................    (178,583)    (175,650)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,488,775)  10,529,185
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (495,167)   8,231,254
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,340,685   12,109,431
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $19,845,518  $20,340,685
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               CLEARBRIDGE VARIABLE
                                                                 AGGRESSIVE GROWTH      CLEARBRIDGE VARIABLE
                                                                     PORTFOLIO         APPRECIATION PORTFOLIO(A)
                                                             ------------------------  ------------------------
                                                                 2016         2015        2016         2015
                                                             -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (401,630) $  (354,021) $    3,473   $   24,035
 Net realized gain (loss) on investments....................     702,018    4,303,507     165,868       96,011
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (169,269)  (5,940,541)    400,402      (98,684)
                                                             -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     131,119   (1,991,055)    569,743       21,362
                                                             -----------  -----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,812,725   24,251,053   2,869,490    4,253,012
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,233,572)   8,388,434     608,248      298,809
 Redemptions for contract benefits and terminations.........  (1,643,107)    (883,639)   (216,557)     (61,061)
 Contract maintenance charges...............................      (5,753)      (2,043)     (1,005)          --
                                                             -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,930,293   31,753,805   3,260,176    4,490,760
                                                             -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        2,951         167           30
                                                             -----------  -----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,061,412   29,765,701   3,830,086    4,512,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  41,163,479   11,397,778   4,512,152           --
                                                             -----------  -----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $45,224,891  $41,163,479  $8,342,238   $4,512,152
                                                             ===========  ===========  ==========   ==========

                                                               CLEARBRIDGE VARIABLE
                                                                 DIVIDEND STRATEGY
                                                                     PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    55,410  $    74,789
 Net realized gain (loss) on investments....................      77,606      (15,253)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,961,435     (534,630)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,094,451     (475,094)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,259,972    6,851,364
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,840,320    2,791,567
 Redemptions for contract benefits and terminations.........    (575,551)    (272,589)
 Contract maintenance charges...............................      (2,173)        (783)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   7,522,568    9,369,559
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         255          500
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,617,274    8,894,965
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,927,013    3,032,048
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $21,544,287  $11,927,013
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 23, 2015.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              CLEARBRIDGE VARIABLE   DELAWARE VIP(R) DIVERSIFIED
                                                              MID CAP PORTFOLIO(A)        INCOME SERIES
                                                             ----------------------  --------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (26,514) $  (10,259) $   201,862    $  116,584
 Net realized gain (loss) on investments....................     35,210     126,860      (60,091)       65,456
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    270,497    (161,387)      20,284      (443,795)
                                                             ----------  ----------   -----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    279,193     (44,786)     162,055      (261,755)
                                                             ----------  ----------   -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,027,174   1,778,194    2,816,413     4,139,677
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    282,820     535,700    1,281,697       293,010
 Redemptions for contract benefits and terminations.........   (129,492)    (14,407)    (824,956)     (320,093)
 Contract maintenance charges...............................       (495)         --           (1)           --
                                                             ----------  ----------   -----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,180,007   2,299,487    3,273,153     4,112,594
                                                             ----------  ----------   -----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         51          47           --            --
                                                             ----------  ----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,459,251   2,254,748    3,435,208     3,850,839
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,254,748          --    9,930,776     6,079,937
                                                             ----------  ----------   -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,713,999  $2,254,748  $13,365,984    $9,930,776
                                                             ==========  ==========   ===========   ==========

                                                             DELAWARE VIP(R) EMERGING
                                                                 MARKETS SERIES
                                                             -----------------------
                                                                2016         2015
                                                             ----------   ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (3,598)  $  (5,074)
 Net realized gain (loss) on investments....................    (44,797)    (51,971)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    144,453     (80,805)
                                                             ----------   ---------

 Net increase (decrease) in net assets resulting from
   operations...............................................     96,058    (137,850)
                                                             ----------   ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     54,991     355,815
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    150,935      58,211
 Redemptions for contract benefits and terminations.........    (59,475)    (22,498)
 Contract maintenance charges...............................         --          --
                                                             ----------   ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    146,451     391,528
                                                             ----------   ---------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS.......................    242,509     253,678
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    791,609     537,931
                                                             ----------   ---------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,034,118   $ 791,609
                                                             ==========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 23, 2015.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 DELAWARE VIP(R)
                                                                  LIMITED-TERM
                                                                   DIVERSIFIED       EATON VANCE VT FLOATING-
                                                                  INCOME SERIES          RATE INCOME FUND
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   10,989  $   11,258  $   333,963  $   174,576
 Net realized gain (loss) on investments....................     (7,704)      1,997     (106,237)     (43,399)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      7,411     (53,950)     881,207     (443,356)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     10,696     (40,695)   1,108,933     (312,179)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,223,006   1,577,282    5,382,090    5,833,385
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,418     841,090    3,238,601    2,033,576
 Redemptions for contract benefits and terminations.........   (412,586)   (347,422)  (1,400,379)  (1,097,422)
 Contract maintenance charges...............................         (2)         --         (354)          (8)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,678,836   2,070,950    7,219,958    6,769,531
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --        1,788        2,701
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,689,532   2,030,255    8,330,679    6,460,053
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,336,812   4,306,557   12,124,557    5,664,504
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,026,344  $6,336,812  $20,455,236  $12,124,557
                                                             ==========  ==========  ===========  ===========


                                                                    EQ/BLACKROCK
                                                                 BASIC VALUE EQUITY*
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    176,039  $    (42,229)
 Net realized gain (loss) on investments....................    3,650,640     4,628,547
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   15,720,026   (13,987,957)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   19,546,705    (9,401,639)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,058,814    20,890,396
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,616,682)   (2,077,410)
 Redemptions for contract benefits and terminations.........   (5,627,516)   (4,972,424)
 Contract maintenance charges...............................      (20,060)      (17,266)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      794,556    13,823,296
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   20,341,261     4,421,657
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  119,048,149   114,626,492
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $139,389,410  $119,048,149
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                EQ/BOSTON ADVISORS        EQ/CAPITAL GUARDIAN
                                                                  EQUITY INCOME*               RESEARCH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   174,540  $    51,607  $   (97,325) $  (147,851)
 Net realized gain (loss) on investments....................   2,482,856    2,735,746      889,170      826,834
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     388,294   (3,687,898)     260,501     (635,608)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,045,690     (900,545)   1,052,346       43,375
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,631,410    2,695,317      696,436      908,265
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (677,843)     381,716     (643,589)       7,269
 Redemptions for contract benefits and terminations.........  (1,677,336)  (1,265,756)    (757,661)    (396,573)
 Contract maintenance charges...............................    (151,716)    (151,469)     (96,924)     (89,860)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (875,485)   1,659,808     (801,738)     429,101
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           --        4,949
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,170,205      759,263      250,608      477,425
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  28,588,125   27,828,862   16,641,216   16,163,791
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,758,330  $28,588,125  $16,891,824  $16,641,216
                                                             ===========  ===========  ===========  ===========

                                                                  EQ/COMMON STOCK
                                                                     INDEX*(H)
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    93,630  $    74,800
 Net realized gain (loss) on investments....................     994,879      717,829
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,007,832   (1,100,693)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,096,341     (308,064)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,085,244    6,700,893
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     307,049    3,488,528
 Redemptions for contract benefits and terminations.........  (1,626,179)    (989,547)
 Contract maintenance charges...............................      (5,446)      (3,531)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,760,668    9,196,343
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          98          260
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,857,107    8,888,539
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  28,855,963   19,967,424
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $34,713,070  $28,855,963
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             EQ/CONVERTIBLE SECURITIES*    EQ/CORE BOND INDEX*(G)
                                                             --------------------------  --------------------------
                                                                 2016          2015          2016          2015
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    348,270  $    434,766  $    (57,786) $      7,719
 Net realized gain (loss) on investments....................     (253,167)      301,812     1,514,646       729,040
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      547,998    (1,098,671)   (1,483,684)   (4,134,158)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................      643,101      (362,093)      (26,824)   (3,397,399)
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      148,967       272,855    20,672,131    14,472,296
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (1,786,909)      213,864    14,304,039    15,443,381
 Redemptions for contract benefits and terminations.........      (61,826)      (64,793)  (23,002,472)  (20,306,761)
 Contract maintenance charges...............................           --            --    (4,855,064)   (4,785,800)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,699,768)      421,926     7,118,634     4,823,116
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................   (1,000,000)   (1,999,999)       13,189            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (2,056,667)   (1,940,166)    7,104,999     1,425,717
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   11,735,385    13,675,551   325,034,820   323,609,103
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  9,678,718  $ 11,735,385  $332,139,819  $325,034,820
                                                             ============  ============  ============  ============

                                                                EQ/EMERGING MARKETS
                                                                   EQUITY PLUS*
                                                             ------------------------
                                                                2016         2015
                                                             ----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (18,282) $    (18,992)
 Net realized gain (loss) on investments....................   (227,511)     (393,599)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    479,973       698,069
                                                             ----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    234,180       285,478
                                                             ----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    589,907       862,788
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    940,941      (216,990)
 Redemptions for contract benefits and terminations.........    (95,990)     (101,574)
 Contract maintenance charges...............................       (399)         (272)
                                                             ----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,434,459       543,952
                                                             ----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        107   (11,897,318)
                                                             ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,668,746   (11,067,888)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,519,249    13,587,137
                                                             ----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,187,995  $  2,519,249
                                                             ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(g)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                  EQ/ENERGY ETF*          EQ/EQUITY 500 INDEX*
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    40,756  $    50,863  $    688,209  $    673,681
 Net realized gain (loss) on investments....................    (681,029)    (200,750)    4,879,352     7,304,849
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,476,051     (878,845)   11,059,146    (9,117,803)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     835,778   (1,028,732)   16,626,707    (1,139,273)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     667,778      713,036    30,257,232    38,352,271
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     753,932      246,513    13,787,460    16,231,526
 Redemptions for contract benefits and terminations.........     (95,742)     (90,925)   (7,320,717)   (5,511,679)
 Contract maintenance charges...............................         (25)          --       (20,713)      (13,315)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,325,943      868,624    36,703,262    49,058,803
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (1,249,999)    (500,001)           12            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................     911,722     (660,109)   53,329,981    47,919,530
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   3,482,311    4,142,420   157,241,293   109,321,763
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 4,394,033  $ 3,482,311  $210,571,274  $157,241,293
                                                             ===========  ===========  ============  ============

                                                               EQ/GAMCO MERGERS AND
                                                                   ACQUISITIONS*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (216,566) $  (189,530)
 Net realized gain (loss) on investments....................     784,490      698,708
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     380,421     (361,913)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     948,345      147,265
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,592,194    2,950,109
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      82,713      241,154
 Redemptions for contract benefits and terminations.........    (747,721)    (545,159)
 Contract maintenance charges...............................      (1,741)      (1,471)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     925,445    2,644,633
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,873,790    2,791,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  14,686,446   11,894,548
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,560,236  $14,686,446
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/GAMCO SMALL COMPANY
                                                                       VALUE*              EQ/GLOBAL BOND PLUS*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,801,432) $ (1,612,340) $    42,337  $  (161,282)
 Net realized gain (loss) on investments....................   10,415,341    14,252,374     (174,098)    (174,319)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   33,842,000   (26,561,351)      67,528     (271,323)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   42,455,909   (13,921,317)     (64,233)    (606,924)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   22,840,066    32,266,354      245,667      662,002
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    2,198,701       275,424      (85,500)    (346,153)
 Redemptions for contract benefits and terminations.........  (10,030,270)   (6,968,162)    (647,233)    (565,981)
 Contract maintenance charges...............................      (32,721)      (27,530)    (115,431)    (112,750)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   14,975,776    25,546,086     (602,497)    (362,882)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          557           125           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   57,432,242    11,624,894     (666,730)    (969,806)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  189,069,027   177,444,133   10,769,132   11,738,938
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $246,501,269  $189,069,027  $10,102,402  $10,769,132
                                                             ============  ============  ===========  ===========

                                                                EQ/HIGH YIELD BOND*
                                                             -------------------------
                                                                 2016         2015
                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   417,227  $    368,055
 Net realized gain (loss) on investments....................    (133,952)      991,346
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     612,556       (73,283)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     895,831     1,286,118
                                                             -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,532,102     2,177,587
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,390,604       797,967
 Redemptions for contract benefits and terminations.........    (586,350)     (344,440)
 Contract maintenance charges...............................      (1,227)         (868)
                                                             -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,335,129     2,630,246
                                                             -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          49   (51,464,714)
                                                             -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,231,009   (47,548,350)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,803,442    55,351,792
                                                             -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,034,451  $  7,803,442
                                                             ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                   EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                                  GOVERNMENT BOND*               INDEX*(D)
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (955,853) $ (1,114,353) $   475,393  $   335,927
 Net realized gain (loss) on investments....................      650,777       694,614   (1,450,788)  (2,086,865)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (997,068)     (875,930)   1,419,862       26,697
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (1,302,144)   (1,295,669)     444,467   (1,724,241)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    4,974,323     4,176,277    4,068,803    5,777,478
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    8,522,551     3,861,107    3,198,377    3,956,745
 Redemptions for contract benefits and terminations.........   (9,224,483)   (9,680,249)  (1,126,933)    (818,579)
 Contract maintenance charges...............................   (1,876,506)   (1,895,838)      (3,415)      (2,460)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    2,395,885    (3,538,703)   6,136,832    8,913,184
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --          150           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    1,093,741    (4,834,372)   6,581,449    7,188,943
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  125,848,591   130,682,963   27,252,522   20,063,579
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $126,942,332  $125,848,591  $33,833,971  $27,252,522
                                                             ============  ============  ===========  ===========

                                                               EQ/INVESCO COMSTOCK*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   352,856  $   258,538
 Net realized gain (loss) on investments....................     563,821    1,242,968
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,918,015   (4,359,809)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,834,692   (2,858,303)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,118,380    5,090,432
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,423,180)  (1,719,782)
 Redemptions for contract benefits and terminations.........  (1,903,029)  (1,435,261)
 Contract maintenance charges...............................    (171,725)    (178,886)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (3,379,554)   1,756,503
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,455,138   (1,101,800)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  34,921,361   36,023,161
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $36,376,499  $34,921,361
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable
(d)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 EQ/JPMORGAN VALUE           EQ/LARGE CAP
                                                                  OPPORTUNITIES*             GROWTH INDEX*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (42,107) $   (80,218) $   (89,345) $  (120,741)
 Net realized gain (loss) on investments....................     876,538      582,059    2,077,786    3,425,633
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,866,043     (931,604)     (90,194)  (2,486,399)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,700,474     (429,763)   1,898,247      818,493
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,129,526    1,959,424    5,535,935    6,818,582
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,370,542      834,271    5,167,536    3,166,187
 Redemptions for contract benefits and terminations.........    (638,613)    (280,923)  (1,369,050)  (1,736,125)
 Contract maintenance charges...............................    (113,448)     (62,138)      (4,655)      (3,339)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,748,007    2,450,634    9,329,766    8,245,305
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           24          452
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,448,481    2,020,871   11,228,037    9,064,250
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,885,925    9,865,054   31,844,860   22,780,610
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,334,406  $11,885,925  $43,072,897  $31,844,860
                                                             ===========  ===========  ===========  ===========

                                                                   EQ/LARGE CAP
                                                                   VALUE INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   202,274  $   287,717
 Net realized gain (loss) on investments....................    (351,721)   1,719,449
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,766,661   (3,393,430)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,617,214   (1,386,264)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,899,484    5,880,980
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,432,720)   6,510,681
 Redemptions for contract benefits and terminations.........    (909,338)    (839,906)
 Contract maintenance charges...............................      (2,724)      (1,770)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (2,445,298)  11,549,985
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     171,916   10,163,721
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,073,072   18,909,351
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $29,244,988  $29,073,072
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                                EQ/MFS
                                                                 EQ/LOW VOLATILITY           INTERNATIONAL
                                                                    GLOBAL ETF*                 GROWTH*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    70,002  $    67,881  $  (123,681) $  (242,056)
 Net realized gain (loss) on investments....................     184,153      226,302      (44,183)     646,675
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      80,528     (251,027)     297,937     (978,284)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     334,683       43,156      130,073     (573,665)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     353,330      339,366    3,320,735    4,701,416
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     252,706      202,393      697,918      888,183
 Redemptions for contract benefits and terminations.........     (85,290)    (177,282)  (1,649,764)  (1,147,561)
 Contract maintenance charges...............................          --           --     (159,908)    (145,753)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     520,746      364,477    2,208,981    4,296,285
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................  (1,200,000)  (1,500,000)          69           27
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (344,571)  (1,092,367)   2,339,123    3,722,647
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   4,045,849    5,138,216   29,675,613   25,952,966
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 3,701,278  $ 4,045,849  $32,014,736  $29,675,613
                                                             ===========  ===========  ===========  ===========


                                                                 EQ/MID CAP INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (75,640) $  (249,075)
 Net realized gain (loss) on investments....................   4,596,987    1,503,636
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,561,585   (4,377,952)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  10,082,932   (3,123,391)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   7,650,755   14,141,146
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  12,706,331   (2,740,686)
 Redemptions for contract benefits and terminations.........  (2,212,465)  (1,668,962)
 Contract maintenance charges...............................      (6,039)      (4,221)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  18,138,582    9,727,277
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            1
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  28,221,514    6,603,887
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  46,888,607   40,284,720
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $75,110,121  $46,888,607
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                                   EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*
                                                             ----------------------------  ------------------------
                                                                  2016           2015          2016         2015
                                                             -------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (2,151,382) $  (1,714,521) $  (324,889) $  (618,547)
 Net realized gain (loss) on investments....................        (1,734)           256      844,909    1,505,894
 Net change in unrealized appreciation (depreciation) of
   investments..............................................         1,714         (1,939)  (1,140,276)  (1,311,008)
                                                             -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (2,151,402)    (1,716,204)    (620,256)    (423,661)
                                                             -------------  -------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   188,403,821    223,829,029    6,871,762   15,675,503
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (146,193,206)  (180,512,508)  (4,778,768)   1,680,727
 Redemptions for contract benefits and terminations.........   (23,786,118)   (19,008,737)  (2,274,889)  (2,045,779)
 Contract maintenance charges...............................      (317,404)      (295,565)    (192,594)    (133,448)
                                                             -------------  -------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    18,107,093     24,012,219     (374,489)  15,177,003
                                                             -------------  -------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        15,986             --           --          575
                                                             -------------  -------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    15,971,677     22,296,015     (994,745)  14,753,917
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   137,778,905    115,482,890   54,900,279   40,146,362
                                                             -------------  -------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 153,750,582  $ 137,778,905  $53,905,534  $54,900,279
                                                             =============  =============  ===========  ===========

                                                               EQ/PIMCO GLOBAL REAL
                                                                     RETURN*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   508,903  $   10,939
 Net realized gain (loss) on investments....................     107,553      36,970
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     306,508    (378,210)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     922,964    (330,301)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,202,042   3,237,166
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,990,787   1,034,435
 Redemptions for contract benefits and terminations.........    (605,680)   (246,936)
 Contract maintenance charges...............................      (1,130)       (678)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,586,019   4,023,987
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --         125
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,508,983   3,693,811
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,251,419   4,557,608
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,760,402  $8,251,419
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               EQ/PIMCO ULTRA SHORT
                                                                       BOND*             EQ/QUALITY BOND PLUS*
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (110,347) $  (249,378) $   (72,719) $  (102,883)
 Net realized gain (loss) on investments....................     (71,168)     (66,134)      83,197       49,337
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     378,238     (147,969)     (92,496)    (297,216)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     196,723     (463,481)     (82,018)    (350,762)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,338,703    4,036,583    2,205,483    2,727,508
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,667,591    1,021,239      377,050      766,470
 Redemptions for contract benefits and terminations.........  (3,447,295)  (1,552,668)  (2,120,238)    (755,594)
 Contract maintenance charges...............................     (42,025)     (40,412)    (550,223)    (510,207)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,516,974    3,464,742      (87,928)   2,228,177
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           --          425
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,713,697    3,001,261     (169,946)   1,877,840
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,092,992   26,091,731   26,943,252   25,065,412
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $32,806,689  $29,092,992  $26,773,306  $26,943,252
                                                             ===========  ===========  ===========  ===========

                                                                     EQ/SMALL
                                                                  COMPANY INDEX*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $      (209) $  (189,379)
 Net realized gain (loss) on investments....................   2,257,306    1,908,849
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,734,581   (4,337,912)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   7,991,678   (2,618,442)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,047,836   10,711,461
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  14,245,390   (3,482,363)
 Redemptions for contract benefits and terminations.........  (1,803,159)  (1,157,656)
 Contract maintenance charges...............................      (4,120)      (2,930)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  17,485,947    6,068,512
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  25,477,625    3,450,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,635,287   26,185,217
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $55,112,912  $29,635,287
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                               EQ/T. ROWE PRICE GROWTH       EQ/UBS GROWTH &
                                                                       STOCK*                    INCOME*
                                                             --------------------------  -----------------------
                                                                 2016          2015         2016         2015
                                                             ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,867,829) $ (1,537,363) $  (44,254) $   (54,556)
 Net realized gain (loss) on investments....................    7,713,643     9,080,500     310,262    1,248,712
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (4,774,993)      346,281     295,160   (1,384,661)
                                                             ------------  ------------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    1,070,821     7,889,418     561,168     (190,505)
                                                             ------------  ------------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   19,610,120    25,934,915     708,021    1,136,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    1,390,349     9,490,124      49,057      166,675
 Redemptions for contract benefits and terminations.........   (6,539,260)   (4,057,837)   (369,408)    (304,767)
 Contract maintenance charges...............................     (354,870)     (295,941)   (145,704)    (129,681)
                                                             ------------  ------------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   14,106,339    31,071,261     241,966      868,782
                                                             ------------  ------------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          380         1,122          --           --
                                                             ------------  ------------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   15,177,540    38,961,801     803,134      678,277
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  125,600,171    86,638,370   6,412,014    5,733,737
                                                             ------------  ------------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $140,777,711  $125,600,171  $7,215,148  $ 6,412,014
                                                             ============  ============  ==========  ===========

                                                                    FEDERATED
                                                                 HIGH INCOME BOND
                                                                     FUND II
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   479,870  $  248,210
 Net realized gain (loss) on investments....................    (275,345)   (139,236)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,275,747    (544,329)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,480,272    (435,355)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,256,188   4,049,742
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     568,622   1,071,234
 Redemptions for contract benefits and terminations.........    (773,241)   (767,578)
 Contract maintenance charges...............................          (8)         (5)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,051,561   4,353,393
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,531,833   3,918,038
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,245,117   5,327,079
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,776,950  $9,245,117
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                     FIDELITY(R) VIP ASSET
                                                               FEDERATED KAUFMANN      MANAGER: GROWTH
                                                                     FUND II              PORTFOLIO
                                                             ----------------------  -------------------
                                                                2016        2015        2016       2015
                                                             ----------  ----------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (45,419) $  (22,637) $  (2,952)  $ (4,663)
 Net realized gain (loss) on investments....................     88,450     142,535     76,445     42,451
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     85,389    (160,811)   (64,890)   (50,416)
                                                             ----------  ----------  ---------   --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    128,420     (40,913)     8,603    (12,628)
                                                             ----------  ----------  ---------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,042,569   1,701,363      1,154     40,809
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (376,206)  1,209,375   (101,184)   (26,197)
 Redemptions for contract benefits and terminations.........   (172,646)    (56,094)   (60,989)   (33,135)
 Contract maintenance charges...............................        (82)         --       (276)      (262)
                                                             ----------  ----------  ---------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    493,635   2,854,644   (161,295)   (18,785)
                                                             ----------  ----------  ---------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --         --         --
                                                             ----------  ----------  ---------   --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    622,055   2,813,731   (152,692)   (31,413)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,574,972     761,241    894,492    925,905
                                                             ----------  ----------  ---------   --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,197,027  $3,574,972  $ 741,800   $894,492
                                                             ==========  ==========  =========   ========

                                                             FIDELITY(R) VIP CONTRAFUND(R)
                                                                      PORTFOLIO
                                                             ----------------------------
                                                                 2016           2015
                                                             ------------   ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,024,104)  $   (615,343)
 Net realized gain (loss) on investments....................   10,278,400     12,474,048
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,688,670)   (13,598,666)
                                                             ------------   ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    7,565,626     (1,739,961)
                                                             ------------   ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   13,334,172     25,336,607
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,264,331)    14,035,566
 Redemptions for contract benefits and terminations.........   (6,058,299)    (5,188,661)
 Contract maintenance charges...............................      (20,125)       (16,648)
                                                             ------------   ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,008,583)    34,166,864
                                                             ------------   ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................            6           (124)
                                                             ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    2,557,049     32,426,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  139,837,420    107,410,641
                                                             ------------   ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $142,394,469   $139,837,420
                                                             ============   ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             FIDELITY(R) VIP FREEDOM 2015 FIDELITY(R) VIP FREEDOM 2020
                                                                   PORTFOLIO                     PORTFOLIO
                                                             ---------------------------  ---------------------------
                                                                2016           2015          2016           2015
                                                               ---------     ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (2,459)     $     506     $   (2,702)    $    5,964
 Net realized gain (loss) on investments....................    32,073         29,012         77,350         17,891
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (3,041)       (40,086)       (21,926)       (38,710)
                                                               ---------     ---------     ----------     ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    26,573        (10,568)        52,722        (14,855)
                                                               ---------     ---------     ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     9,630          1,239         11,490          4,842
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (130,195)       (28,555)      (152,260)       572,233
 Redemptions for contract benefits and terminations.........   (24,965)       (70,021)       (28,078)      (102,259)
 Contract maintenance charges...............................       (81)           (71)          (210)          (208)
                                                               ---------     ---------     ----------     ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (145,611)       (97,408)      (169,058)       474,608
                                                               ---------     ---------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (119,038)      (107,976)      (116,336)       459,753
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   717,743        825,719      1,161,785        702,032
                                                               ---------     ---------     ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 598,705      $ 717,743     $1,045,449     $1,161,785
                                                               =========     =========     ==========     ==========

                                                             FIDELITY(R) VIP FREEDOM 2025
                                                                   PORTFOLIO
                                                             ---------------------------
                                                                2016           2015
                                                               ----------     --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $      (57)     $  2,464
 Net realized gain (loss) on investments....................     39,780        14,783
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     16,140       (36,696)
                                                               ----------     --------

 Net increase (decrease) in net assets resulting from
   operations...............................................     55,863       (19,449)
                                                               ----------     --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      1,385        18,912
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    228,818        81,256
 Redemptions for contract benefits and terminations.........    (57,319)      (15,361)
 Contract maintenance charges...............................       (198)         (269)
                                                               ----------     --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    172,686        84,538
                                                               ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    228,549        65,089
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    981,353       916,264
                                                               ----------     --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,209,902      $981,353
                                                               ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             FIDELITY(R) VIP FREEDOM 2030  FIDELITY(R) VIP MID CAP
                                                                  PORTFOLIO                       PORTFOLIO
                                                             ---------------------------  ------------------------
                                                               2016           2015            2016         2015
                                                               --------       --------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,469)      $    185      $  (661,393) $  (624,143)
 Net realized gain (loss) on investments....................   47,530         17,880        2,915,420    5,837,404
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,716)       (32,773)       4,266,691   (7,329,380)
                                                               --------       --------    -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   44,345        (14,708)       6,520,718   (2,116,119)
                                                               --------       --------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   72,880          3,000        7,248,442   12,540,704
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    5,485         49,956       (1,025,259)   3,993,064
 Redemptions for contract benefits and terminations.........  (66,021)       (38,922)      (3,492,499)  (2,246,825)
 Contract maintenance charges...............................     (108)          (135)          (9,643)      (7,578)
                                                               --------       --------    -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   12,236         13,899        2,721,041   14,279,365
                                                               --------       --------    -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       --             --               --           --
                                                               --------       --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   56,581           (809)       9,241,759   12,163,246
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  839,001        839,810       59,532,141   47,368,895
                                                               --------       --------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $895,582       $839,001      $68,773,900  $59,532,141
                                                               ========       ========    ===========  ===========

                                                             FIDELITY(R) VIP STRATEGIC
                                                                 INCOME PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,955,615  $   949,217
 Net realized gain (loss) on investments....................    (524,459)    (220,227)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,312,793   (3,075,475)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,743,949   (2,346,485)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  13,447,173   16,627,428
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   8,467,877    3,821,869
 Redemptions for contract benefits and terminations.........  (3,958,385)  (4,049,988)
 Contract maintenance charges...............................      (7,749)      (5,900)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  17,948,916   16,393,409
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         578           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  22,693,443   14,046,924
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  68,880,300   54,833,376
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $91,573,743  $68,880,300
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        FIRST TRUST/DOW JONES
                                                             FIRST TRUST MULTI INCOME     DIVIDEND & INCOME
                                                              ALLOCATION PORTFOLIO      ALLOCATION PORTFOLIO
                                                             ----------------------   ------------------------
                                                                2016         2015         2016         2015
                                                             ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   24,898   $   22,719  $   (71,068) $   200,906
 Net realized gain (loss) on investments....................    (12,372)     (14,719)   1,006,571      448,814
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    175,705     (106,882)   1,828,498     (920,684)
                                                             ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    188,231      (98,882)   2,764,001     (270,964)
                                                             ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    671,033    1,600,624    5,394,279    3,871,323
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    416,949      327,862   11,646,593    7,490,434
 Redemptions for contract benefits and terminations.........   (708,275)    (103,261)  (1,667,773)    (851,698)
 Contract maintenance charges...............................       (179)         (73)      (1,848)        (929)
                                                             ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    379,528    1,825,152   15,371,251   10,509,130
                                                             ----------   ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          (50)         493          499
                                                             ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    567,759    1,726,220   18,135,745   10,238,665
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,284,299      558,079   19,926,709    9,688,044
                                                             ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,852,058   $2,284,299  $38,062,454  $19,926,709
                                                             ==========   ==========  ===========  ===========

                                                              FRANKLIN FOUNDING FUNDS
                                                                ALLOCATION VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   449,439  $   256,122
 Net realized gain (loss) on investments....................       7,218      (87,447)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,441,631   (1,539,623)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,898,288   (1,370,948)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,824,513    4,035,321
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,239,272)  (3,750,067)
 Redemptions for contract benefits and terminations.........    (970,618)  (1,153,138)
 Contract maintenance charges...............................      (2,777)      (2,367)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (388,154)    (870,251)
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,510,134   (2,241,199)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  17,143,333   19,384,532
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $18,653,467  $17,143,333
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                       FRANKLIN MUTUAL SHARES VIP
                                                             FRANKLIN INCOME VIP FUND            FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 2,590,788  $ 2,465,489  $    86,969   $   236,026
 Net realized gain (loss) on investments....................  (1,941,890)    (431,932)   1,221,227     1,268,249
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   8,146,638   (8,622,262)     467,593    (2,370,516)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   8,795,536   (6,588,705)   1,775,789      (866,241)
                                                             -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  10,662,770   17,434,722      585,302       977,050
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (3,691,127)  (1,461,761)    (503,877)     (252,990)
 Redemptions for contract benefits and terminations.........  (5,324,947)  (3,850,363)    (909,811)     (548,342)
 Contract maintenance charges...............................      (6,588)      (5,253)      (1,989)       (1,927)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,640,108   12,117,345     (830,375)      173,791
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           5          125           --            --
                                                             -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  10,435,649    5,528,765      945,414      (692,450)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  72,292,900   66,764,135   12,752,394    13,444,844
                                                             -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $82,728,549  $72,292,900  $13,697,808   $12,752,394
                                                             ===========  ===========  ===========   ===========

                                                             FRANKLIN RISING DIVIDENDS
                                                                     VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (23,644) $    14,387
 Net realized gain (loss) on investments....................   5,488,271    4,705,876
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,516,296   (7,090,493)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,980,923   (2,370,230)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,046,647    8,903,106
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,377,488       56,304
 Redemptions for contract benefits and terminations.........  (2,245,313)  (1,234,149)
 Contract maintenance charges...............................      (5,633)      (3,811)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  12,173,189    7,721,450
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  19,154,112    5,351,220
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,928,554   39,577,334
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $64,082,666  $44,928,554
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                             FRANKLIN STRATEGIC INCOME GOLDMAN SACHS VIT MID CAP
                                                                     VIP FUND                 VALUE FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,133,593  $ 2,856,584  $   (86,387) $  (421,156)
 Net realized gain (loss) on investments....................  (2,071,175)    (214,807)    (748,956)   2,801,703
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   4,450,572   (5,776,078)   4,178,739   (6,018,683)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,512,990   (3,134,301)   3,343,396   (3,638,136)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,372,924   10,031,356    1,978,319    5,242,983
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,657,076)    (740,325)  (2,665,980)    (427,278)
 Redemptions for contract benefits and terminations.........  (3,118,823)  (2,518,722)  (1,287,084)  (1,172,092)
 Contract maintenance charges...............................      (7,734)      (6,411)      (4,781)      (4,387)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (410,709)   6,765,898   (1,979,526)   3,639,226
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,102,281    3,631,597    1,363,870        1,090
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  56,164,484   52,532,887   30,109,802   30,108,712
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $59,266,765  $56,164,484  $31,473,672  $30,109,802
                                                             ===========  ===========  ===========  ===========

                                                              GUGGENHEIM VIF GLOBAL
                                                             MANAGED FUTURES STRATEGY
                                                                      FUND
                                                             ----------------------
                                                                2016         2015
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   63,372   $   17,938
 Net realized gain (loss) on investments....................   (126,066)      76,765
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (346,539)    (167,155)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (409,233)     (72,452)
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    539,608      764,779
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    469,455      288,826
 Redemptions for contract benefits and terminations.........   (197,859)    (154,507)
 Contract maintenance charges...............................        (67)         (71)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    811,137      899,027
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    401,904      826,575
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,030,457    1,203,882
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,432,361   $2,030,457
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             GUGGENHEIM VIF MULTI-     HARTFORD CAPITAL
                                                             HEDGE STRATEGIES FUND   APPRECIATION HLS FUND
                                                             --------------------  ------------------------
                                                               2016       2015         2016         2015
                                                             --------   --------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $(12,571)  $ (7,202)  $   (65,901) $   (20,141)
 Net realized gain (loss) on investments....................    7,551      9,886       550,516    1,114,634
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (13,357)     1,067        74,196   (1,268,440)
                                                             --------   --------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (18,377)     3,751       558,811     (173,947)
                                                             --------   --------   -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,283      9,051     2,855,997    5,640,763
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    9,043     98,531      (287,633)   2,825,732
 Redemptions for contract benefits and terminations.........  (19,398)   (23,977)     (335,248)    (233,441)
 Contract maintenance charges...............................     (107)      (101)       (1,216)        (259)
                                                             --------   --------   -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,179)    83,504     2,231,900    8,232,795
                                                             --------   --------   -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       --         --            71           --
                                                             --------   --------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (19,556)    87,255     2,790,782    8,058,848
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  901,134    813,879     9,786,120    1,727,272
                                                             --------   --------   -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $881,578   $901,134   $12,576,902  $ 9,786,120
                                                             ========   ========   ===========  ===========

                                                                  HARTFORD GROWTH
                                                              OPPORTUNITIES HLS FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (254,866) $  (124,236)
 Net realized gain (loss) on investments....................   2,262,695    2,192,318
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,177,012)  (1,676,531)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (169,183)     391,551
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,948,915   11,221,519
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................      98,533    7,499,257
 Redemptions for contract benefits and terminations.........    (730,853)    (346,155)
 Contract maintenance charges...............................      (2,272)        (465)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   5,314,323   18,374,156
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          58           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   5,145,198   18,765,707
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  20,369,420    1,603,713
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $25,514,618  $20,369,420
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             INVESCO V.I. AMERICAN INVESCO V.I. BALANCED-RISK
                                                                FRANCHISE FUND         ALLOCATION FUND
                                                             -------------------   -------------------------
                                                                2016       2015       2016          2015
                                                             ---------   --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,800)  $ (8,476) $  (61,171)   $  115,537
 Net realized gain (loss) on investments....................    (8,809)    30,477    (246,849)      275,319
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (30,754)   (17,741)    847,335      (636,794)
                                                             ---------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (46,363)     4,260     539,315      (245,938)
                                                             ---------   --------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     9,279      1,701   2,490,639     1,646,558
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (308,998)   469,077   1,834,403       680,494
 Redemptions for contract benefits and terminations.........   (61,333)   (46,394)   (697,876)     (256,018)
 Contract maintenance charges...............................       (82)       (70)         (6)           --
                                                             ---------   --------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (361,134)   424,314   3,627,160     2,071,034
                                                             ---------   --------   ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        --     18,877          87           174
                                                             ---------   --------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (407,497)   447,451   4,166,562     1,825,270
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   902,034    454,583   4,743,345     2,918,075
                                                             ---------   --------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 494,537   $902,034  $8,909,907    $4,743,345
                                                             =========   ========   ==========   ==========

                                                             INVESCO V.I. DIVERSIFIED
                                                                   DIVIDEND FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (85,255) $    88,638
 Net realized gain (loss) on investments....................     887,506      937,843
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,805,732   (1,255,088)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   6,607,983     (228,607)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   9,093,754    8,862,165
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  17,778,863   13,314,809
 Redemptions for contract benefits and terminations.........  (2,024,280)    (895,477)
 Contract maintenance charges...............................      (5,693)      (2,735)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  24,842,644   21,278,762
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       1,007          704
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  31,451,634   21,050,859
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  37,466,939   16,416,080
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $68,918,573  $37,466,939
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             INVESCO V.I. EQUITY AND INVESCO V.I. GLOBAL HEALTH
                                                                 INCOME FUND(A)             CARE FUND
                                                             ----------------------  -------------------------
                                                                2016        2015        2016          2015
                                                             ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   34,556  $   45,369  $  (41,830)   $  (27,519)
 Net realized gain (loss) on investments....................     93,176     210,600     303,315       301,454
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    928,029    (387,038)   (716,124)     (389,196)
                                                             ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  1,055,761    (131,069)   (454,639)     (115,261)
                                                             ----------  ----------   ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  3,431,785   4,174,299     539,964     1,994,687
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    740,019     492,997       1,048       677,512
 Redemptions for contract benefits and terminations.........   (264,255)   (115,186)   (197,569)     (100,703)
 Contract maintenance charges...............................     (1,132)         --         (21)           --
                                                             ----------  ----------   ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  3,906,417   4,552,110     343,422     2,571,496
                                                             ----------  ----------   ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        167          33          --            --
                                                             ----------  ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  4,962,345   4,421,074    (111,217)    2,456,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,421,074          --   3,502,600     1,046,365
                                                             ----------  ----------   ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,383,419  $4,421,074  $3,391,383    $3,502,600
                                                             ==========  ==========   ==========   ==========

                                                             INVESCO V.I. GLOBAL REAL
                                                                    ESTATE FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     1,774  $ 1,488,685
 Net realized gain (loss) on investments....................   2,455,322      987,696
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,234,200)  (5,109,683)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     222,896   (2,633,302)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,324,658   12,125,362
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,896,682)     831,308
 Redemptions for contract benefits and terminations.........  (4,461,484)  (2,619,172)
 Contract maintenance charges...............................     (10,499)      (9,312)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,044,007)  10,328,186
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................      (2,201)       2,199
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (823,312)   7,697,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  75,807,089   68,110,006
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $74,983,777  $75,807,089
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 23, 2015.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                   INVESCO V.I.        INVESCO V.I. INTERNATIONAL
                                                                  HIGH YIELD FUND             GROWTH FUND
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   971,657  $ 1,327,352  $   (79,687)  $   (18,781)
 Net realized gain (loss) on investments....................    (764,658)    (356,195)     207,780       514,261
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,876,788   (2,719,220)  (1,017,087)   (2,313,209)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   3,083,787   (1,748,063)    (888,994)   (1,817,729)
                                                             -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,743,487    6,715,334    4,629,252     8,615,641
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,493,210    3,771,272     (805,626)    1,178,481
 Redemptions for contract benefits and terminations.........  (2,397,701)  (2,151,861)  (1,901,639)   (1,413,848)
 Contract maintenance charges...............................      (3,694)      (2,995)      (6,106)       (5,170)
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,835,302    8,331,750    1,915,881     8,375,104
                                                             -----------  -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        (548)         959         (638)        1,040
                                                             -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,918,541    6,584,646    1,026,249     6,558,415
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  31,929,134   25,344,488   42,225,082    35,666,667
                                                             -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,847,675  $31,929,134  $43,251,331   $42,225,082
                                                             ===========  ===========  ===========   ===========

                                                             INVESCO V.I. MID CAP CORE
                                                                    EQUITY FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (148,239) $  (128,106)
 Net realized gain (loss) on investments....................     579,101    1,048,305
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     772,118   (1,521,451)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,202,980     (601,252)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,112,583    1,695,220
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (296,056)     (72,917)
 Redemptions for contract benefits and terminations.........    (359,784)    (322,161)
 Contract maintenance charges...............................      (1,999)      (1,642)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     454,744    1,298,500
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,657,724      697,248
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,011,232    9,313,984
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,668,956  $10,011,232
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              INVESCO V.I. SMALL CAP
                                                                    EQUITY FUND          IVY VIP ASSET STRATEGY
                                                             ------------------------  -------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (177,344) $  (150,050) $  (329,332) $   (545,353)
 Net realized gain (loss) on investments....................     349,541    2,473,478   (5,031,561)    6,303,184
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,218,747   (3,270,553)   3,635,368   (10,733,827)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,390,944     (947,125)  (1,725,525)   (4,975,996)
                                                             -----------  -----------  -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,605,405    3,871,037    1,950,542     6,358,604
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     203,446    1,090,247   (7,052,882)   (7,825,670)
 Redemptions for contract benefits and terminations.........    (590,761)    (662,176)  (2,280,467)   (2,616,615)
 Contract maintenance charges...............................      (1,809)      (1,211)      (5,537)       (5,594)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,216,281    4,297,897   (7,388,344)   (4,089,275)
                                                             -----------  -----------  -----------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           --          (201)
                                                             -----------  -----------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,607,225    3,350,772   (9,113,869)   (9,065,472)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  11,807,270    8,456,498   44,440,948    53,506,420
                                                             -----------  -----------  -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,414,495  $11,807,270  $35,327,079  $ 44,440,948
                                                             ===========  ===========  ===========  ============

                                                                 IVY VIP DIVIDEND
                                                                   OPPORTUNITIES
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (30,298) $   (25,369)
 Net realized gain (loss) on investments....................     812,671    2,209,195
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (12,857)  (2,775,821)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     769,516     (591,995)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     667,343    1,680,822
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,147,083)    (226,693)
 Redemptions for contract benefits and terminations.........  (1,048,199)  (1,033,968)
 Contract maintenance charges...............................      (2,144)      (2,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,530,083)     418,110
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (760,567)    (173,885)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,126,700   16,300,585
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,366,133  $16,126,700
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                        IVY VIP GLOBAL NATURAL
                                                                  IVY VIP ENERGY               RESOURCES
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (427,713) $  (435,438) $   (71,749) $  (149,889)
 Net realized gain (loss) on investments....................  (2,246,177)    (856,717)    (853,450)    (562,069)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  12,839,467   (7,145,987)   2,920,107   (2,100,431)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  10,165,577   (8,438,142)   1,994,908   (2,812,389)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,435,578    5,285,737      667,389    1,167,071
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,933,612    3,358,326      (67,303)    (467,104)
 Redemptions for contract benefits and terminations.........  (1,738,853)  (1,132,292)    (635,431)    (477,585)
 Contract maintenance charges...............................      (4,600)      (3,810)      (1,782)      (1,854)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,625,737    7,507,961      (37,127)     220,528
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --        2,451           --           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  13,791,314     (927,730)   1,957,781   (2,591,861)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  28,438,189   29,365,919    9,117,365   11,709,226
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $42,229,503  $28,438,189  $11,075,146  $ 9,117,365
                                                             ===========  ===========  ===========  ===========

                                                                 IVY VIP HIGH INCOME
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  6,706,418  $  5,308,558
 Net realized gain (loss) on investments....................   (2,326,222)    1,053,597
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   11,112,472   (15,778,535)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   15,492,668    (9,416,380)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,103,676    19,944,211
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,207,398)   (8,861,884)
 Redemptions for contract benefits and terminations.........   (5,089,465)   (4,659,554)
 Contract maintenance charges...............................      (16,240)      (13,771)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (1,209,427)    6,409,002
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   14,283,241    (3,007,378)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  108,377,845   111,385,223
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $122,661,086  $108,377,845
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                     IVY VIP
                                                                MICRO CAP GROWTH      IVY VIP MID CAP GROWTH
                                                             ----------------------  ------------------------
                                                                2016        2015         2016         2015
                                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (25,705) $  (22,064) $  (609,745) $  (623,732)
 Net realized gain (loss) on investments....................     69,796      94,962    2,489,872    4,123,553
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    264,236    (298,687)      91,387   (6,880,319)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    308,327    (225,789)   1,971,514   (3,380,498)
                                                             ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    384,764     565,411    2,917,480    6,772,187
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    203,386     137,541   (1,813,506)     319,717
 Redemptions for contract benefits and terminations.........   (128,115)    (87,893)  (1,687,907)  (1,461,562)
 Contract maintenance charges...............................        (45)         --       (7,990)      (6,998)
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    459,990     615,059     (591,923)   5,623,344
                                                             ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --         499           --           --
                                                             ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    768,317     389,769    1,379,591    2,242,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,938,587   1,548,818   43,085,381   40,842,535
                                                             ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,706,904  $1,938,587  $44,464,972  $43,085,381
                                                             ==========  ==========  ===========  ===========

                                                                IVY VIP SCIENCE AND
                                                                    TECHNOLOGY
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (836,584) $  (855,391)
 Net realized gain (loss) on investments....................   2,148,134    4,998,971
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,278,336)  (7,263,347)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................      33,214   (3,119,767)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   6,354,594   14,476,101
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (5,443,835)   2,485,696
 Redemptions for contract benefits and terminations.........  (2,896,790)  (2,051,779)
 Contract maintenance charges...............................      (7,791)      (6,746)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,993,822)  14,903,272
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,960,608)  11,783,505
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  64,428,214   52,644,709
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $62,467,606  $64,428,214
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                          JANUS ASPEN SERIES
                                                             IVY VIP SMALL CAP GROWTH     BALANCED PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (321,671) $  (308,775) $   261,833  $    36,817
 Net realized gain (loss) on investments....................   1,411,080    3,632,120      230,384      274,413
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (713,586)  (3,631,026)     747,878     (401,284)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     375,823     (307,681)   1,240,095      (90,054)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,120,475    4,898,745   10,740,428   12,398,463
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,979,439)   2,094,299    4,335,231    4,218,057
 Redemptions for contract benefits and terminations.........    (958,153)    (722,938)  (1,724,768)    (535,329)
 Contract maintenance charges...............................      (3,732)      (3,069)         (17)          --
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (820,849)   6,267,037   13,350,874   16,081,191
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          439          510
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (445,026)   5,959,356   14,591,408   15,991,647
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  23,529,472   17,570,116   20,362,945    4,371,298
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $23,084,446  $23,529,472  $34,954,353  $20,362,945
                                                             ===========  ===========  ===========  ===========

                                                                JANUS ASPEN SERIES
                                                              FLEXIBLE BOND PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   261,349  $    71,839
 Net realized gain (loss) on investments....................     (70,381)      16,523
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (293,876)    (232,891)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (102,908)    (144,529)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   8,348,443    6,058,640
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   4,475,813    1,772,636
 Redemptions for contract benefits and terminations.........    (797,593)    (336,198)
 Contract maintenance charges...............................          (5)          (8)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  12,026,658    7,495,070
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         400          249
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  11,924,150    7,350,790
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  10,606,595    3,255,805
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $22,530,745  $10,606,595
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             JANUS ASPEN SERIES INTECH JPMORGAN INSURANCE TRUST
                                                               U.S. LOW VOLATILITY        GLOBAL ALLOCATION
                                                                    PORTFOLIO                PORTFOLIO(F)
                                                             ------------------------  -----------------------
                                                                2016         2015          2016        2015
                                                             ----------   ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   29,425   $   12,574   $   229,431  $   73,542
 Net realized gain (loss) on investments....................    194,848       74,676       (40,066)     23,006
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    172,726      (19,572)      327,780    (240,774)
                                                             ----------   ----------   -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    396,999       67,678       517,145    (144,226)
                                                             ----------   ----------   -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,802,372      994,028     3,598,234   6,807,334
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,984,097      782,038     2,089,093     712,477
 Redemptions for contract benefits and terminations.........   (272,661)     (73,215)     (747,935)    (49,867)
                                                             ----------   ----------   -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  4,513,808    1,702,851     4,939,392   7,469,944
                                                             ----------   ----------   -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        178           28           198         249
                                                             ----------   ----------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  4,910,985    1,770,557     5,456,735   7,325,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,264,930    1,494,373     7,325,967          --
                                                             ----------   ----------   -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,175,915   $3,264,930   $12,782,702  $7,325,967
                                                             ==========   ==========   ===========  ==========

                                                             JPMORGAN INSURANCE TRUST
                                                             INCOME BUILDER PORTFOLIO(F)
                                                             --------------------------
                                                                2016          2015
                                                              ----------    ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  204,798    $   90,289
 Net realized gain (loss) on investments....................    (11,802)        4,560
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    131,476      (134,991)
                                                              ----------    ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    324,472       (40,142)
                                                              ----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  4,177,944     4,457,789
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,025,141       621,138
 Redemptions for contract benefits and terminations.........   (664,639)     (101,244)
                                                              ----------    ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  4,538,446     4,977,683
                                                              ----------    ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           200
                                                              ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  4,862,918     4,937,741
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,937,741            --
                                                              ----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $9,800,659    $4,937,741
                                                              ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)Units were made available on July 20, 2015.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                 LAZARD RETIREMENT
                                                              EMERGING MARKETS EQUITY   LORD ABBETT SERIES FUND -
                                                                     PORTFOLIO          BOND DEBENTURE PORTFOLIO
                                                             -------------------------  ------------------------
                                                                 2016         2015          2016         2015
                                                             -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (241,282) $   (203,172) $ 2,965,092  $ 2,189,292
 Net realized gain (loss) on investments....................  (2,472,402)   (1,157,869)  (1,022,207)       8,011
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  15,024,229   (15,652,558)   6,211,962   (4,844,686)
                                                             -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  12,310,545   (17,013,599)   8,154,847   (2,647,383)
                                                             -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,952,372    10,456,807   14,911,947   23,790,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,022,824)      (36,037)   3,807,470   19,058,165
 Redemptions for contract benefits and terminations.........  (4,040,668)   (2,677,821)  (3,894,775)  (2,652,998)
 Contract maintenance charges...............................     (11,946)      (11,142)      (6,370)      (3,488)
                                                             -----------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     876,934     7,731,807   14,818,272   40,191,901
                                                             -----------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --          244        1,500
                                                             -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  13,187,479    (9,281,792)  22,973,363   37,546,018
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  64,610,925    73,892,717   70,166,607   32,620,589
                                                             -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $77,798,404  $ 64,610,925  $93,139,970  $70,166,607
                                                             ===========  ============  ===========  ===========

                                                             LORD ABBETT SERIES FUND -
                                                             CLASSIC STOCK PORTFOLIO
                                                             ------------------------
                                                                2016         2015
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (17,017)  $  (33,823)
 Net realized gain (loss) on investments....................     66,030      834,365
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    391,198     (910,865)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    440,211     (110,323)
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     83,182      372,217
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (387,184)    (782,820)
 Redemptions for contract benefits and terminations.........   (171,563)    (147,306)
 Contract maintenance charges...............................       (655)        (673)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (476,220)    (558,582)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --        1,499
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (36,009)    (667,406)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,402,468    5,069,874
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,366,459   $4,402,468
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                             LORD ABBETT SERIES FUND -
                                                              GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE
                                                                    PORTFOLIO                   PORTFOLIO
                                                             ------------------------  --------------------------
                                                                2016         2015          2016          2015
                                                             ----------   ----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (66,050)  $  (61,807)  $   (367,298) $    554,400
 Net realized gain (loss) on investments....................   (223,679)     412,718      6,083,820     2,992,615
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    274,945     (304,397)    (2,205,784)      572,426
                                                             ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (14,784)      46,514      3,510,738     4,119,441
                                                             ----------   ----------   ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     79,919      260,141     22,622,179    32,157,785
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (196,535)   1,407,742      7,011,465    18,483,719
 Redemptions for contract benefits and terminations.........   (292,649)    (222,600)    (6,407,483)   (4,462,323)
 Contract maintenance charges...............................       (666)        (692)       (19,950)      (14,471)
                                                             ----------   ----------   ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (409,931)   1,444,591     23,206,211    46,164,710
                                                             ----------   ----------   ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --              5         6,001
                                                             ----------   ----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (424,715)   1,491,105     26,716,954    50,290,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,802,016    3,310,911    145,536,332    95,246,180
                                                             ----------   ----------   ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,377,301   $4,802,016   $172,253,286  $145,536,332
                                                             ==========   ==========   ============  ============

                                                              MFS(R) INVESTORS TRUST
                                                                      SERIES
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (81,400) $   (63,188)
 Net realized gain (loss) on investments....................   1,222,290    1,212,690
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (472,727)  (1,294,972)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     668,163     (145,470)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     626,672    1,683,306
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (129,903)     527,382
 Redemptions for contract benefits and terminations.........    (695,308)    (517,142)
 Contract maintenance charges...............................      (1,246)        (964)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (199,785)   1,692,582
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     468,378    1,547,112
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,810,107    8,262,995
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,278,485  $ 9,810,107
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                               MFS(R) MASSACHUSETTS
                                                              INVESTORS GROWTH STOCK
                                                                  PORTFOLIO(B)(C)      MFS(R) RESEARCH SERIES
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (106,239) $   (80,710) $   (9,039) $   (7,587)
 Net realized gain (loss) on investments....................   1,119,802        6,919     130,600      71,944
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (607,415)    (572,947)    (23,088)    (69,921)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     406,148     (646,738)     98,473      (5,564)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     766,448      627,724     438,898     363,019
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     639,685   10,091,695      38,240     132,992
 Redemptions for contract benefits and terminations.........    (520,799)    (472,926)    (20,238)   (146,047)
 Contract maintenance charges...............................      (1,402)        (971)         (2)         --
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     883,932   10,245,522     456,898     349,964
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          58          (6)
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,290,080    9,598,784     555,429     344,394
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,598,784           --   1,156,571     812,177
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,888,864  $ 9,598,784  $1,712,000  $1,156,571
                                                             ===========  ===========  ==========  ==========

                                                                 MFS(R) TECHNOLOGY
                                                                     PORTFOLIO
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (291,174) $  (249,034)
 Net realized gain (loss) on investments....................   1,743,950    1,436,325
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (89,099)     299,968
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,363,677    1,487,259
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     336,507    1,479,712
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,509,846    1,814,118
 Redemptions for contract benefits and terminations.........    (912,667)    (669,892)
 Contract maintenance charges...............................      (3,396)      (2,820)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     930,290    2,621,118
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,293,967    4,108,377
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,550,838   15,442,461
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $21,844,805  $19,550,838
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on March 27, 2015.
(c)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015


                                                              MFS(R) UTILITIES SERIES     MFS(R) VALUE SERIES
                                                             -------------------------  -----------------------
                                                                 2016         2015          2016        2015
                                                             -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ 1,063,761  $  1,235,705  $    86,859  $   30,024
 Net realized gain (loss) on investments....................    (569,595)    3,718,739      815,625     231,642
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   3,568,232   (12,713,621)     282,281    (354,863)
                                                             -----------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   4,062,398    (7,759,177)   1,184,765     (93,197)
                                                             -----------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,892,162    10,649,226    4,708,293   2,379,233
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (2,349,981)      306,119    2,564,364   1,090,628
 Redemptions for contract benefits and terminations.........  (1,953,253)   (2,404,895)    (353,341)   (152,902)
 Contract maintenance charges...............................      (5,903)       (4,607)          (8)         --
                                                             -----------  ------------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     583,025     8,545,843    6,919,308   3,316,959
                                                             -----------  ------------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --         1,999          237          52
                                                             -----------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   4,645,423       788,665    8,104,310   3,223,814
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  41,833,542    41,044,877    5,699,597   2,475,783
                                                             -----------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $46,478,965  $ 41,833,542  $13,803,907  $5,699,597
                                                             ===========  ============  ===========  ==========

                                                              MULTIMANAGER AGGRESSIVE
                                                                      EQUITY*
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (118,927) $  (169,217)
 Net realized gain (loss) on investments....................     765,424      462,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (413,767)    (157,134)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     232,730      135,670
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,458,764    3,829,129
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (618,964)  (1,286,811)
 Redemptions for contract benefits and terminations.........    (620,789)    (277,768)
 Contract maintenance charges...............................    (213,657)    (189,694)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................       5,354    2,074,856
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     238,084    2,210,526
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  13,293,123   11,082,597
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $13,531,207  $13,293,123
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                           MULTIMANAGER MID CAP
                                                               MULTIMANAGER CORE BOND*            GROWTH*
                                                             --------------------------  ------------------------
                                                                 2016          2015          2016         2015
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    598,445  $    472,229  $  (218,070) $  (223,825)
 Net realized gain (loss) on investments....................   (1,361,834)     (892,110)  (1,104,507)   1,126,816
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    1,848,468    (1,092,014)   2,095,870   (1,480,144)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    1,085,079    (1,511,895)     773,293     (577,153)
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    6,797,717    12,136,874    1,229,772    2,981,545
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (3,622,447)    5,235,748     (824,440)   1,160,330
 Redemptions for contract benefits and terminations.........   (6,213,388)   (5,525,233)    (960,117)    (438,880)
 Contract maintenance charges...............................   (2,165,998)   (1,990,414)    (226,835)    (207,297)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,204,116)    9,856,975     (781,620)   3,495,698
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           699           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,119,037)    8,345,779       (8,327)   2,918,545
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  106,215,895    97,870,116   16,489,904   13,571,359
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $102,096,858  $106,215,895  $16,481,577  $16,489,904
                                                             ============  ============  ===========  ===========

                                                               MULTIMANAGER MID CAP
                                                                      VALUE*
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $     7,794  $  (71,879)
 Net realized gain (loss) on investments....................     518,176     302,942
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   1,553,764    (926,739)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   2,079,734    (695,676)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     765,093   1,347,341
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,879,166     (44,655)
 Redemptions for contract benefits and terminations.........    (659,763)   (287,745)
 Contract maintenance charges...............................    (143,645)   (131,520)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   6,840,851     883,421
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         175          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   8,920,760     187,745
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,420,390   9,232,645
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $18,341,150  $9,420,390
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                          NEUBERGER BERMAN
                                                                                           ABSOLUTE RETURN
                                                                   MULTIMANAGER             MULTI-MANAGER
                                                                    TECHNOLOGY*               PORTFOLIO
                                                             ------------------------  ----------------------
                                                                 2016         2015        2016        2015
                                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (272,694) $  (169,849) $  (23,725) $  (15,638)
 Net realized gain (loss) on investments....................   1,747,490    1,532,672     (40,515)     18,598
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     174,046     (802,907)     34,080    (102,975)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,648,842      559,916     (30,160)   (100,015)
                                                             -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,343,904    5,232,328     570,004   1,010,641
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,472,145      282,148    (113,080)    170,093
 Redemptions for contract benefits and terminations.........    (884,969)    (360,095)    (85,840)   (174,287)
 Contract maintenance charges...............................    (206,204)    (164,082)       (166)        (58)
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   7,724,876    4,990,299     370,918   1,006,389
                                                             -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         297           70          14          12
                                                             -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   9,374,015    5,550,285     340,772     906,386
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  15,001,597    9,451,312   1,537,200     630,814
                                                             -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $24,375,612  $15,001,597  $1,877,972  $1,537,200
                                                             ===========  ===========  ==========  ==========

                                                                NEUBERGER BERMAN
                                                                  INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (18,399) $   (3,183)
 Net realized gain (loss) on investments....................      3,351       7,621
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (64,591)    (61,552)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (79,639)    (57,114)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    350,384   1,218,054
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    486,367     534,596
 Redemptions for contract benefits and terminations.........   (116,537)    (40,197)
 Contract maintenance charges...............................       (278)       (115)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    719,936   1,712,338
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --         326
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    640,297   1,655,550
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,421,996     766,446
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,062,293  $2,421,996
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                       PIMCO
                                                              COMMODITYREALRETURN(R)    PIMCO EMERGING MARKETS
                                                                STRATEGY PORTFOLIO          BOND PORTFOLIO
                                                             ------------------------  ------------------------
                                                                 2016         2015         2016         2015
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (67,482) $   528,794  $   701,075  $   720,991
 Net realized gain (loss) on investments....................  (3,468,907)  (2,267,468)    (683,117)    (488,310)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   5,505,289   (3,787,950)   1,953,535     (936,822)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   1,968,900   (5,526,624)   1,971,493     (704,141)
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,446,758    2,280,637    1,103,260    1,133,794
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (265,802)     633,021     (455,557)  (1,288,304)
 Redemptions for contract benefits and terminations.........  (1,108,509)    (773,315)  (1,144,407)  (1,077,350)
 Contract maintenance charges...............................      (2,452)      (2,415)      (2,644)      (2,642)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................      69,995    2,137,928     (499,348)  (1,234,502)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --           44          352
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   2,038,895   (3,388,696)   1,472,189   (1,938,291)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  15,592,418   18,981,114   17,660,985   19,599,276
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $17,631,313  $15,592,418  $19,133,174  $17,660,985
                                                             ===========  ===========  ===========  ===========

                                                                 PIMCO GLOBAL
                                                                BOND PORTFOLIO
                                                                  (UNHEDGED)
                                                             --------------------
                                                                2016       2015
                                                             ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    2,441  $  3,642
 Net realized gain (loss) on investments....................    (18,472)  (19,772)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     15,365   (23,092)
                                                             ----------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................       (666)  (39,222)
                                                             ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    550,360   346,300
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    223,779    90,575
 Redemptions for contract benefits and terminations.........    (95,799)  (13,444)
 Contract maintenance charges...............................        (27)       --
                                                             ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    678,313   423,431
                                                             ----------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --        11
                                                             ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................    677,647   384,220
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    937,813   553,593
                                                             ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,615,460  $937,813
                                                             ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                     PIMCO
                                                              GLOBAL MULTI-ASSET
                                                              MANAGED ALLOCATION       PIMCO REAL RETURN
                                                                   PORTFOLIO               PORTFOLIO
                                                             --------------------  ------------------------
                                                                2016       2015        2016         2015
                                                             ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   15,609  $  8,615  $   428,185  $ 1,601,678
 Net realized gain (loss) on investments....................    (28,911)      145   (1,460,007)  (1,341,404)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     43,051   (35,307)   3,177,703   (3,006,707)
                                                             ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     29,749   (26,547)   2,145,881   (2,746,433)
                                                             ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    205,870   290,270    2,875,991    5,673,138
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    303,083   431,411   (3,418,756)  (6,383,108)
 Redemptions for contract benefits and terminations.........    (58,359)   (9,194)  (3,828,040)  (3,004,867)
 Contract maintenance charges...............................         --        --      (10,109)      (9,619)
                                                             ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    450,594   712,487   (4,380,914)  (3,724,456)
                                                             ----------  --------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --        --           (6)          --
                                                             ----------  --------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    480,343   685,940   (2,235,039)  (6,470,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    794,777   108,837   60,750,172   67,221,061
                                                             ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,275,120  $794,777  $58,515,133  $60,750,172
                                                             ==========  ========  ===========  ===========


                                                                 PIMCO TOTAL RETURN
                                                                      PORTFOLIO
                                                             --------------------------
                                                                 2016          2015
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    857,971  $  4,852,295
 Net realized gain (loss) on investments....................   (1,152,374)    1,143,057
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    2,036,856    (7,526,900)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    1,742,453    (1,531,548)
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   18,643,788    22,153,599
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    4,132,981    (6,470,944)
 Redemptions for contract benefits and terminations.........   (9,214,231)   (7,187,881)
 Contract maintenance charges...............................      (19,221)      (17,425)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   13,543,317     8,477,349
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          181         2,201
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   15,285,951     6,948,002
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  139,197,000   132,248,998
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $154,482,951  $139,197,000
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                         PROFUND VP
                                                               PROFUND VP BEAR         BIOTECHNOLOGY
                                                             ------------------  -------------------------
                                                               2016      2015        2016          2015
                                                             --------  --------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $ (3,830) $ (4,101) $   (671,898) $  (741,958)
 Net realized gain (loss) on investments....................  (30,472)  (74,019)    1,854,398    4,588,500
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,316)   58,743   (10,461,247)  (3,804,914)
                                                             --------  --------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (45,618)  (19,377)   (9,278,747)      41,628
                                                             --------  --------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    2,821    14,321     3,834,072   12,703,812
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   21,070      (395)   (5,692,226)   5,247,228
 Redemptions for contract benefits and terminations.........   (8,159)  (89,192)   (1,893,700)  (1,786,633)
 Contract maintenance charges...............................      (65)      (86)       (6,703)      (4,864)
                                                             --------  --------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   15,667   (75,352)   (3,758,557)  16,159,543
                                                             --------  --------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................       --        --            --           --
                                                             --------  --------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (29,951)  (94,729)  (13,037,304)  16,201,171
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  243,934   338,663    56,406,832   40,205,661
                                                             --------  --------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $213,983  $243,934  $ 43,369,528  $56,406,832
                                                             ========  ========  ============  ===========

                                                               PUTNAM VT ABSOLUTE
                                                                 RETURN 500 FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   41,415  $  (12,743)
 Net realized gain (loss) on investments....................    (23,402)     15,676
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (23,098)    (33,071)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (5,085)    (30,138)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    398,730     816,249
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    295,296     550,501
 Redemptions for contract benefits and terminations.........   (170,342)   (333,369)
 Contract maintenance charges...............................         (1)         --
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    523,683   1,033,381
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         15          16
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    518,613   1,003,259
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,626,684     623,425
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,145,297  $1,626,684
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              PUTNAM VT DIVERSIFIED  PUTNAM VT GLOBAL ASSET  PUTNAM VT RESEARCH
                                                                   INCOME FUND         ALLOCATION FUND(F)         FUND(F)
                                                             ----------------------  ----------------------  -----------------
                                                                2016        2015        2016        2015       2016      2015
                                                             ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  217,816  $  195,330  $   11,616  $   (2,963) $     (8) $   (18)
 Net realized gain (loss) on investments....................   (303,889)   (137,553)     97,431         119       658       --
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    491,303    (192,715)     15,367       4,425    11,401      291
                                                             ----------  ----------  ----------  ----------  --------  -------

 Net increase (decrease) in net assets resulting from
   operations...............................................    405,230    (134,938)    124,414       1,581    12,051      273
                                                             ----------  ----------  ----------  ----------  --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    922,815   2,135,545     932,474     365,378    83,326   14,563
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  1,939,773     924,608     (69,357)    837,101    15,428       --
 Redemptions for contract benefits and terminations.........   (457,976)   (121,213)    (65,108)     (6,203)  (12,006)      --
 Contract maintenance charges...............................       (365)       (127)         --          --        (2)      --
                                                             ----------  ----------  ----------  ----------  --------  -------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,404,247   2,938,813     798,009   1,196,276    86,746   14,563
                                                             ----------  ----------  ----------  ----------  --------  -------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        137         113          30          37        --       --
                                                             ----------  ----------  ----------  ----------  --------  -------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,809,614   2,803,988     922,453   1,197,894    98,797   14,836
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,814,540   2,010,552   1,197,894          --    14,836       --
                                                             ----------  ----------  ----------  ----------  --------  -------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,624,154  $4,814,540  $2,120,347  $1,197,894  $113,633  $14,836
                                                             ==========  ==========  ==========  ==========  ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
(f)Units were made available on July 20, 2015.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              QS LEGG MASON DYNAMIC
                                                               MULTI-STRATEGY VIT        SEI VP BALANCED
                                                                    PORTFOLIO             STRATEGY FUND
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (15,596) $  (17,750) $   72,309  $   22,689
 Net realized gain (loss) on investments....................   (108,575)     (8,964)     81,438      43,977
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     59,407    (284,155)    206,720    (323,509)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (64,764)   (310,869)    360,467    (256,843)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    775,758   2,045,111   1,566,701   2,796,898
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (955,025)  1,316,218     505,784     475,075
 Redemptions for contract benefits and terminations.........   (225,462)   (131,761)   (335,645)   (209,109)
 Contract maintenance charges...............................       (568)       (274)         (2)         --
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (405,297)  3,229,294   1,736,838   3,062,864
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         19         100          --          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (470,042)  2,918,525   2,097,305   2,806,021
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,623,384     704,859   5,081,891   2,275,870
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,153,342  $3,623,384  $7,179,196  $5,081,891
                                                             ==========  ==========  ==========  ==========

                                                               SEI VP CONSERVATIVE
                                                                  STRATEGY FUND
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    38,796  $   39,635
 Net realized gain (loss) on investments....................     (31,199)     59,929
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     226,563    (246,414)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     234,160    (146,850)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,032,301   4,278,873
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   2,515,236      71,026
 Redemptions for contract benefits and terminations.........  (2,501,489)   (482,500)
 Contract maintenance charges...............................          --          --
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,046,048   3,867,399
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         199          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,280,407   3,720,549
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,809,371   5,088,822
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,089,778  $8,809,371
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              SEI VP MARKET GROWTH     SEI VP MARKET PLUS
                                                                  STRATEGY FUND           STRATEGY FUND
                                                             ----------------------  ----------------------
                                                                2016        2015        2016        2015
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   65,350  $    2,930  $   12,911  $   (3,308)
 Net realized gain (loss) on investments....................    190,987     118,555      19,436      20,580
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    197,059    (487,446)     93,309     (99,574)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    453,396    (365,961)    125,656     (82,302)
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,181,757   2,252,783     309,166     637,097
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (444,563)    184,720      94,273      12,629
 Redemptions for contract benefits and terminations.........   (398,283)   (287,083)   (245,730)    (62,934)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    338,911   2,150,420     157,709     586,792
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         10           6         351          --
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    792,317   1,784,465     283,716     504,490
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,695,286   4,910,821   1,496,706     992,216
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $7,487,603  $6,695,286  $1,780,422  $1,496,706
                                                             ==========  ==========  ==========  ==========

                                                                 SEI VP MODERATE
                                                                  STRATEGY FUND
                                                             -----------------------
                                                                 2016        2015
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   111,915  $   68,607
 Net realized gain (loss) on investments....................      23,806      81,772
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     414,479    (343,086)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     550,200    (192,707)
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   5,058,838   4,231,397
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (160,621)    327,921
 Redemptions for contract benefits and terminations.........  (1,582,422)   (311,617)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   3,315,795   4,247,701
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,865,995   4,054,994
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   8,277,532   4,222,538
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $12,143,527  $8,277,532
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                              T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH
                                                               INCOME PORTFOLIO-II      SCIENCES PORTFOLIO-II
                                                             ----------------------  --------------------------
                                                                2016        2015         2016          2015
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   31,899  $    9,761  $ (1,627,407) $ (1,531,480)
 Net realized gain (loss) on investments....................    341,550      68,042     5,210,086    14,487,492
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    184,138    (248,669)  (18,780,280)   (5,347,224)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    557,587    (170,866)  (15,197,601)    7,608,788
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,346,381     947,846    14,615,778    33,652,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    504,654      22,169    (7,067,543)   14,354,754
 Redemptions for contract benefits and terminations.........   (251,476)   (171,722)   (5,359,180)   (4,070,531)
 Contract maintenance charges...............................        (44)         --       (14,866)      (10,269)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,599,515     798,293     2,174,189    43,926,704
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................        116         124            --         1,302
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,157,218     627,551   (13,023,412)   51,536,794
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,410,898   1,783,347   127,537,220    76,000,426
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,568,116  $2,410,898  $114,513,808  $127,537,220
                                                             ==========  ==========  ============  ============

                                                               TEMPLETON DEVELOPING
                                                                 MARKETS VIP FUND
                                                             ------------------------
                                                                 2016         2015
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   (81,053) $    51,906
 Net realized gain (loss) on investments....................  (1,656,179)     636,250
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,568,385   (2,540,272)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     831,153   (1,852,116)
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     621,764    1,204,190
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   6,546,726      343,128
 Redemptions for contract benefits and terminations.........    (386,760)    (344,905)
 Contract maintenance charges...............................      (1,881)      (1,292)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   6,779,849    1,201,121
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   7,611,002     (650,995)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,558,529    8,209,524
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,169,531  $ 7,558,529
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                     TEMPLETON          TEMPLETON GLOBAL BOND VIP
                                                                 FOREIGN VIP FUND                 FUND
                                                             ------------------------  --------------------------
                                                                 2016         2015         2016          2015
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $    40,045  $   205,697  $ (1,896,247) $  9,017,563
 Net realized gain (loss) on investments....................    (334,651)     335,375    (4,702,560)   (2,100,224)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     678,766   (1,395,950)    8,433,752   (15,207,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................     384,160     (854,878)    1,834,945    (8,289,740)
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     140,563      687,739    13,362,335    27,457,280
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,167,509)     474,542   (11,655,568)   (5,618,103)
 Redemptions for contract benefits and terminations.........    (492,292)    (426,000)   (8,729,493)   (7,019,805)
 Contract maintenance charges...............................      (1,176)      (1,307)      (17,840)      (16,456)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,520,414)     734,974    (7,040,566)   14,802,916
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................     (10,368)      10,367            --            --
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,146,622)    (109,537)   (5,205,621)    6,513,176
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,524,788    9,634,325   140,278,928   133,765,752
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,378,166  $ 9,524,788  $135,073,307  $140,278,928
                                                             ===========  ===========  ============  ============

                                                                    TEMPLETON
                                                                 GROWTH VIP FUND
                                                             ----------------------
                                                                2016        2015
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $   11,974  $   25,359
 Net realized gain (loss) on investments....................     86,074      35,599
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     37,410    (223,203)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    135,458    (162,245)
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     40,739      32,800
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (92,366)     (2,583)
 Redemptions for contract benefits and terminations.........   (129,982)    (96,900)
 Contract maintenance charges...............................       (278)       (300)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (181,887)    (66,983)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (46,429)   (229,228)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,915,031   2,144,259
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,868,602  $1,915,031
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                                            VANECK VIP
                                                                                           UNCONSTRAINED
                                                               VANECK VIP GLOBAL HARD    EMERGING MARKETS
                                                                    ASSETS FUND              BOND FUND
                                                             -------------------------  ------------------
                                                                 2016         2015        2016      2015
                                                             -----------  ------------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  (260,359) $   (376,107) $ (8,159) $ 15,490
 Net realized gain (loss) on investments....................  (4,483,545)   (2,519,607)  (14,857)  (55,141)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  13,223,015    (7,510,829)   53,813   (29,050)
                                                             -----------  ------------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations...............................................   8,479,111   (10,406,543)   30,797   (68,701)
                                                             -----------  ------------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,311,378     3,209,472   183,861   159,655
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,515,063    (2,156,773)   23,452   182,583
 Redemptions for contract benefits and terminations.........  (1,686,230)     (921,453)  (58,451)  (17,750)
 Contract maintenance charges...............................      (4,563)       (4,687)       --        --
                                                             -----------  ------------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,135,648       126,559   148,862   324,488
                                                             -----------  ------------  --------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --         5       (20)
                                                             -----------  ------------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS.......................  10,614,759   (10,279,984)  179,664   255,767
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  19,471,138    29,751,122   576,234   320,467
                                                             -----------  ------------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,897  $ 19,471,138  $755,898  $576,234
                                                             ===========  ============  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

The change in units outstanding for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
1290 VT SOCIALLY RESPONSIBLE......................       B          109      (51)      58       138      (25)     113

7TWELVE/TM/ BALANCED PORTFOLIO....................    CLASS 4       472   (1,310)    (838)    1,333   (1,655)    (322)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.........       B           25      (38)     (13)       41      (24)      17

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...........       B           48      (11)      37        14       (1)      13

AB VPS GROWTH AND INCOME PORTFOLIO................       B          175      (17)     158       109       (1)     108

AB VPS INTERNATIONAL GROWTH PORTFOLIO.............       B           46     (122)     (76)      157     (114)      43

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...........       B          290      (56)     234       169      (24)     145

AB VPS SMALL/MID CAP VALUE PORTFOLIO..............       B          167      (39)     128       125      (18)     107

ALL ASSET AGGRESSIVE-ALT 25.......................       B          210     (172)      38       316      (73)     243

ALL ASSET AGGRESSIVE-ALT 50.......................       B           30       (2)      28        20       (5)      15

ALL ASSET AGGRESSIVE-ALT 75.......................       B           92      (52)      40        23       (5)      18

ALL ASSET GROWTH-ALT 20...........................       A          275     (103)     172       330     (115)     215

ALL ASSET MODERATE GROWTH-ALT 15..................       B          332     (142)     190       586     (230)     356

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..   CLASS III      131      (21)     110        48       --       48

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....   CLASS II       198      (97)     101       224     (105)     119

AMERICAN CENTURY VP LARGE COMPANY VALUE...........   CLASS II         9      (35)     (26)       20      (16)       4

AMERICAN CENTURY VP MID CAP VALUE FUND............   CLASS II     2,005     (417)   1,588     1,651     (263)   1,388

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................    CLASS 4     1,325     (311)   1,014       857     (155)     702

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..    CLASS 4     1,834     (492)   1,342     1,809     (189)   1,620

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................    CLASS 4       197      (55)     142       164      (49)     115

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................    CLASS 4       216     (210)       6       779     (306)     473

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................    CLASS 4       235     (101)     134       305      (70)     235

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/.......................    CLASS 4       130      (88)      42       206      (59)     147

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK
 ASSET ALLOCATION FUND/SM/........................   CLASS P-2       99     (119)     (20)      149     (134)      15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R)..........................................    CLASS 4       935     (393)      542    1,576     (398)    1,178

AXA 400 MANAGED VOLATILITY........................       B          661     (943)     (282)     502     (566)      (64)

AXA 500 MANAGED VOLATILITY........................       B        1,023   (1,563)     (540)   1,082   (1,757)     (675)

AXA 2000 MANAGED VOLATILITY.......................       B          499   (1,010)     (511)     394     (559)     (165)

AXA AGGRESSIVE ALLOCATION.........................       A           70     (108)      (38)      61     (225)     (164)
AXA AGGRESSIVE ALLOCATION.........................       B          223      (68)      155       61      (37)       24

AXA AGGRESSIVE STRATEGY...........................       B       62,945  (41,331)   21,614   57,416   (4,269)   53,147

AXA BALANCED STRATEGY.............................       B       35,856  (24,470)   11,386   36,863  (10,552)   26,311

AXA CONSERVATIVE GROWTH STRATEGY..................       B       21,430  (12,671)    8,759   19,176   (7,941)   11,235

AXA CONSERVATIVE STRATEGY.........................       B       22,769  (15,085)    7,684   21,254  (11,554)    9,700

AXA GLOBAL EQUITY MANAGED VOLATILITY..............       A           28      (91)      (63)      64      (96)      (32)
AXA GLOBAL EQUITY MANAGED VOLATILITY..............       B           88      (68)       20       66      (32)       34

AXA GROWTH STRATEGY...............................       B       59,112  (38,826)   20,286   58,408   (6,699)   51,709

AXA INTERNATIONAL CORE MANAGED VOLATILITY.........       A           65      (76)      (11)     135      (78)       57
AXA INTERNATIONAL CORE MANAGED VOLATILITY.........       B          114     (152)      (38)      90      (52)       38

AXA INTERNATIONAL MANAGED VOLATILITY..............       B        1,081   (1,446)     (365)   1,256   (1,236)       20

AXA INTERNATIONAL VALUE MANAGED VOLATILITY........       A           11      (64)      (53)      56      (72)      (16)

AXA LARGE CAP CORE MANAGED VOLATILITY.............       B          170     (154)       16      174     (145)       29

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........       A           25      (65)      (40)      74      (49)       25
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........       B          164     (203)      (39)     178     (126)       52

AXA LARGE CAP VALUE MANAGED VOLATILITY............       A          122     (609)     (487)     671      (44)      627
AXA LARGE CAP VALUE MANAGED VOLATILITY............       B          228     (234)       (6)     151     (139)       12

AXA MID CAP VALUE MANAGED VOLATILITY..............       A           59      (42)       17       62      (35)       27
AXA MID CAP VALUE MANAGED VOLATILITY..............       B          206     (120)       86      171      (64)      107

AXA MODERATE ALLOCATION...........................       A          891     (873)       18    1,904     (878)    1,026
AXA MODERATE ALLOCATION...........................       B        2,085     (662)    1,423    1,304     (291)    1,013

AXA MODERATE GROWTH STRATEGY......................       B       59,339  (46,165)   13,174   60,070  (18,825)   41,245

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                              2016                         2015
                                                                 -----------------------------  --------------------------
                                                                  UNITS     UNITS       NET      UNITS   UNITS      NET
                                                                 ISSUED    REDEEMED   INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S)   (000'S)   (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- -------- ---------  ---------- ------- -------- ----------
AXA MODERATE-PLUS ALLOCATION......................       A             48      (358)     (310)      95     (280)     (185)
AXA MODERATE-PLUS ALLOCATION......................       B            763      (257)      506      548     (244)      304

AXA NATURAL RESOURCES.............................       B            576      (216)      360      216      (49)      167

AXA REAL ESTATE...................................       B            456      (194)      262      491     (155)      336

AXA SMARTBETA EQUITY..............................       B             28        (6)       22       46      (11)       35

AXA ULTRA CONSERVATIVE STRATEGY...................       B       1,90,414 (1,71,098)   19,316    8,689   (4,344)    4,345

AXA/AB DYNAMIC GROWTH.............................       B         19,894      (519)   19,375   15,746     (120)   15,626

AXA/AB DYNAMIC MODERATE GROWTH....................       B         41,438   (39,258)    2,180   46,465   (9,182)   37,283

AXA/AB SHORT DURATION GOVERNMENT BOND.............       B            275      (222)       53      193     (130)       63

AXA/AB SMALL CAP GROWTH...........................       A            460      (177)      283      383     (123)      260
AXA/AB SMALL CAP GROWTH...........................       B            272      (258)       14      367     (195)      172

AXA/CLEARBRIDGE LARGE CAP GROWTH..................       B            255    (1,183)     (928)     492     (976)     (484)

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.......       B            570       (25)      545      171       (8)      163

AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........       A             84       (58)       26       62      (67)       (5)
AXA/FRANKLIN BALANCED MANAGED VOLATILITY..........       B            118      (142)      (24)      58      (82)      (24)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...       A             28       (31)       (3)      33      (51)      (18)
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...       B            198      (263)      (65)     135     (130)        5

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................       A             32      (117)      (85)     228      (84)      144
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................       B             59       (96)      (37)      52      (43)        9

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............       B         17,741      (176)   17,565   11,679     (123)   11,556

AXA/INVESCO STRATEGIC ALLOCATION..................       B         10,004      (296)    9,708    6,932      (11)    6,921

AXA/JANUS ENTERPRISE..............................       A            157      (367)     (210)     310     (384)      (74)
AXA/JANUS ENTERPRISE..............................       B            307      (229)       78      299     (195)      104

AXA/LEGG MASON STRATEGIC ALLOCATION...............       B          4,948       (76)    4,872       --       --        --

AXA/LOOMIS SAYLES GROWTH..........................       A            747      (137)      610      212     (101)      111
AXA/LOOMIS SAYLES GROWTH..........................       B            658      (153)      505      116      (33)       83

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....       A              6       (12)       (6)       1       (5)       (4)
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY....       B             77       (70)        7       96      (79)       17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....       A           13      (39)     (26)       10      (37)     (27)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....       B          273     (303)     (30)      230     (167)      63

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............   CLASS III    1,672   (1,097)     575     2,641   (1,075)   1,566

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND..........   CLASS III      132     (120)      12       178      (52)     126

BLACKROCK LARGE CAP GROWTH V.I. FUND..............   CLASS III      230     (221)       9       767     (451)     316

CHARTER/SM/ AGGRESSIVE GROWTH.....................       B          313     (237)      76       344     (198)     146

CHARTER/SM/ ALTERNATIVE 100 MODERATE..............       B          185     (240)     (55)      673     (145)     528

CHARTER/SM/ CONSERVATIVE..........................       B        1,383     (299)   1,084     1,010     (167)     843

CHARTER/SM/ GROWTH................................       B          221     (236)     (15)      480     (241)     239

CHARTER/SM/ INCOME STRATEGIES.....................       B          101      (83)      18       111      (53)      58

CHARTER/SM/ INTEREST RATE STRATEGIES..............       B           51     (148)     (97)      148     (133)      15

CHARTER/SM/ INTERNATIONAL MODERATE................       B          109     (109)       0       189      (30)     159

CHARTER/SM/ MODERATE..............................       B          568     (278)     290       954     (252)     702

CHARTER/SM/ MODERATE GROWTH.......................       B          735     (318)     417     1,184     (295)     889

CHARTER/SM/ MULTI-SECTOR BOND.....................       B           31      (73)     (42)       34      (51)     (17)

CHARTER/SM/ REAL ASSETS...........................       B           79      (22)      57        43      (58)     (15)

CHARTER/SM/ SMALL CAP GROWTH......................       B          346     (380)     (34)      358     (247)     111

CHARTER/SM/ SMALL CAP VALUE.......................       B          691     (968)    (277)      733     (147)     586

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..   CLASS II     1,197     (752)     445     3,209     (263)   2,946

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......   CLASS II       369      (44)     325       493      (37)     456

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..   CLASS II       932     (214)     718     1,012     (100)     912

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............   CLASS II       150      (30)     120       236       (7)     229

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES......... SERVICE CLASS    505     (178)     327       523     (121)     402

DELAWARE VIP(R) EMERGING MARKETS SERIES........... SERVICE CLASS     55      (38)      17        80      (35)      45

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES........................................... SERVICE CLASS    550     (283)     267       317     (109)     208

EATON VANCE VT FLOATING-RATE INCOME FUND.......... INITIAL CLASS  1,001     (292)     709       818     (139)     679

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                            2016                        2015
                                                                 --------------------------  --------------------------
                                                                  UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                 ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   ------------- ------- -------- ---------- ------- -------- ----------
EQ/BLACKROCK BASIC VALUE EQUITY...................       A          658     (751)     (93)    1,251     (716)     535
EQ/BLACKROCK BASIC VALUE EQUITY...................       B          452     (187)     265       533     (134)     399

EQ/BOSTON ADVISORS EQUITY INCOME..................       A          132     (168)     (36)      212     (142)      70
EQ/BOSTON ADVISORS EQUITY INCOME..................       B          272     (333)     (61)      191     (158)      33

EQ/CAPITAL GUARDIAN RESEARCH......................       A           45      (80)     (35)      125     (104)      21
EQ/CAPITAL GUARDIAN RESEARCH......................       B           76      (82)      (6)       34      (34)      --

EQ/COMMON STOCK INDEX.............................       A          277     (200)      77       486     (115)     371
EQ/COMMON STOCK INDEX.............................       B          545     (434)     111     1,142     (954)     188

EQ/CONVERTIBLE SECURITIES.........................       B           42     (207)    (165)       48      (10)      38

EQ/CORE BOND INDEX................................       B        8,462   (7,730)     732     8,321   (7,832)     489

EQ/EMERGING MARKETS EQUITY PLUS...................       B          406     (219)     187       221     (156)      65

EQ/ENERGY ETF.....................................       B          287     (103)     184       181      (65)     116

EQ/EQUITY 500 INDEX...............................       A        2,848   (1,834)   1,014     2,877     (945)   1,932
EQ/EQUITY 500 INDEX...............................       B        2,368     (916)   1,452     2,209   (1,121)   1,088

EQ/GAMCO MERGERS AND ACQUISITIONS.................       A          135     (131)       4       211     (127)      84
EQ/GAMCO MERGERS AND ACQUISITIONS.................       B          130      (45)      85       177      (19)     158

EQ/GAMCO SMALL COMPANY VALUE......................       A          958     (673)     285     1,538     (683)     855
EQ/GAMCO SMALL COMPANY VALUE......................       B        1,019     (171)     848       844     (119)     725

EQ/GLOBAL BOND PLUS...............................       A           87     (106)     (19)       94     (133)     (39)
EQ/GLOBAL BOND PLUS...............................       B           83     (118)     (35)       54      (54)      --

EQ/HIGH YIELD BOND................................       B          516     (290)     226       394     (146)     248

EQ/INTERMEDIATE GOVERNMENT BOND...................       B        2,712   (2,477)     235     2,224   (2,556)    (332)

EQ/INTERNATIONAL EQUITY INDEX.....................       A          447     (256)     191     1,118     (600)     518
EQ/INTERNATIONAL EQUITY INDEX.....................       B          610     (138)     472       317      (72)     245

EQ/INVESCO COMSTOCK...............................       A          206     (309)    (103)      374     (276)      98
EQ/INVESCO COMSTOCK...............................       B          102     (217)    (115)      106     (114)      (8)

EQ/JPMORGAN VALUE OPPORTUNITIES...................       A          131      (70)      61        83      (42)      41
EQ/JPMORGAN VALUE OPPORTUNITIES...................       B          165      (86)      79       140      (48)      92

EQ/LARGE CAP GROWTH INDEX.........................       A          440     (197)     243       523     (226)     297

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                              2016                        2015
                                                                   --------------------------  --------------------------
                                                                    UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                   ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
EQ/LARGE CAP GROWTH INDEX.........................        B           475      (89)     386       281      (86)     195

EQ/LARGE CAP VALUE INDEX..........................        A           335     (669)    (334)      941     (410)     531
EQ/LARGE CAP VALUE INDEX..........................        B           305      (90)     215       219      (46)     173

EQ/LOW VOLATILITY GLOBAL ETF......................        B            77      (29)      48        56      (19)      37

EQ/MFS INTERNATIONAL GROWTH.......................        A           280     (239)      41       450     (235)     215
EQ/MFS INTERNATIONAL GROWTH.......................        B           445     (242)     203       305     (141)     164

EQ/MID CAP INDEX..................................        A           965     (223)     742     1,123     (912)     211
EQ/MID CAP INDEX..................................        B           614     (366)     248       534     (135)     399

EQ/MONEY MARKET...................................        A         9,604   (8,389)   1,215    12,346   (9,930)   2,416
EQ/MONEY MARKET...................................        B        12,229  (11,506)     723    10,588  (10,502)      86

EQ/OPPENHEIMER GLOBAL.............................        A           311     (478)    (167)    1,390     (815)     575
EQ/OPPENHEIMER GLOBAL.............................        B           459     (264)     195       540     (115)     425

EQ/PIMCO GLOBAL REAL RETURN.......................        B           894     (439)     455       548     (147)     401

EQ/PIMCO ULTRA SHORT BOND.........................        A           995     (788)     207       696     (545)     151
EQ/PIMCO ULTRA SHORT BOND.........................        B           676     (518)     158       329     (121)     208

EQ/QUALITY BOND PLUS..............................        B           591     (589)       2       538     (341)     197

EQ/SMALL COMPANY INDEX............................        A           913     (245)     668     1,042     (913)     129
EQ/SMALL COMPANY INDEX............................        B           561     (135)     426       348      (96)     252

EQ/T. ROWE PRICE GROWTH STOCK.....................        A           887     (558)     329     1,802     (685)   1,117
EQ/T. ROWE PRICE GROWTH STOCK.....................        B         1,333     (659)     674       973     (324)     649

EQ/UBS GROWTH & INCOME............................        B           415     (326)      89       372     (212)     160

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS     789     (386)     403       579     (152)     427

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS     149      (89)      60       290      (47)     243

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2     18      (28)     (10)        9       (9)      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........... SERVICE CLASS 2  1,246   (1,442)    (196)    2,552     (516)   2,036

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2      1      (14)     (13)        5      (12)      (7)

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2      7      (20)     (13)       48       (9)      39

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2     20       (6)      14        10       (2)       8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                              2016                        2015
                                                                   --------------------------  --------------------------
                                                                    UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                   ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                      SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   --------------- ------- -------- ---------- ------- -------- ----------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2      9       (8)       1         6       (5)       1

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2    729     (474)     255     1,264     (325)     939

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2  2,392     (815)   1,577     2,177     (740)   1,437

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..... CLASS I SHARES     124      (85)      39       235      (54)     181

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO............................. CLASS I SHARES   1,516     (252)   1,264     1,042     (172)     870

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2        272     (308)     (36)      502     (537)     (35)

FRANKLIN INCOME VIP FUND..........................     CLASS 2      1,409   (1,198)     211     2,090   (1,116)     974

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2        102     (142)     (40)      147     (118)      29

FRANKLIN RISING DIVIDENDS VIP FUND................     CLASS 2      1,534     (558)     976     1,145     (509)     636

FRANKLIN STRATEGIC INCOME VIP FUND................     CLASS 2        706     (750)     (44)    1,164     (636)     528

GOLDMAN SACHS VIT MID CAP VALUE FUND.............. SERVICE SHARES     141     (248)    (107)      375     (194)     181

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES     147      (61)      86       144      (60)      84

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES      11      (12)      (1)       24      (15)       9

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC           426     (189)     237       889      (83)     806

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC           941     (432)     509     1,721     (130)   1,591

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II         3      (23)     (20)       44      (25)      19

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II       512     (152)     360       312     (105)     207

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II     1,645     (273)   1,372     1,488     (241)   1,247

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II       478      (74)     404       491      (29)     462

INVESCO V.I. GLOBAL HEALTH CARE FUND..............    SERIES II       118      (71)      47       256      (49)     207

INVESCO V.I. GLOBAL REAL ESTATE FUND..............    SERIES II       620     (639)     (19)    1,201     (463)     738

INVESCO V.I. HIGH YIELD FUND......................    SERIES II     1,114     (758)     356     1,369     (646)     723

INVESCO V.I. INTERNATIONAL GROWTH FUND............    SERIES II       580     (371)     209       941     (265)     676

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II       110      (80)      30       164      (80)      84

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II       280     (113)     167       418     (158)     260

IVY VIP ASSET STRATEGY............................  COMMON SHARES     314   (1,033)    (719)    1,014   (1,336)    (322)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                           2016                        2015
                                                                --------------------------  --------------------------
                                                                 UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                   SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                 -------------- ------- -------- ---------- ------- -------- ----------
IVY VIP DIVIDEND OPPORTUNITIES.................. COMMON SHARES      83     (179)     (96)      176     (152)      24

IVY VIP ENERGY.................................. COMMON SHARES   1,235     (875)     360     1,364     (673)     691

IVY VIP GLOBAL NATURAL RESOURCES................ COMMON SHARES     283     (289)      (6)      249     (223)      26

IVY VIP HIGH INCOME............................. COMMON SHARES   1,006   (1,099)     (93)    1,734   (1,335)     399

IVY VIP MICRO CAP GROWTH........................ COMMON SHARES     103      (50)      53       127      (67)      60

IVY VIP MID CAP GROWTH.......................... COMMON SHARES     256     (289)     (33)      489     (215)     274

IVY VIP SCIENCE AND TECHNOLOGY.................. COMMON SHARES     582     (630)     (48)    1,231     (330)     901

IVY VIP SMALL CAP GROWTH........................ COMMON SHARES     221     (265)     (44)      635     (298)     337

JANUS ASPEN SERIES BALANCED PORTFOLIO........... SERVICE SHARES  1,564     (268)   1,296     1,701     (202)   1,499

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO...... SERVICE SHARES  1,604     (433)   1,171       831      (98)     733

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY
 PORTFOLIO...................................... SERVICE SHARES    462      (78)     384       183      (34)     149

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION
 PORTFOLIO......................................    CLASS 2        662     (154)     508       779      (20)     759

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO......................................    CLASS 2        547      (97)     450       504       (1)     503

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO...................................... SERVICE SHARES  1,264   (1,140)     124     1,675     (884)     791

LORD ABBETT SERIES FUND -- BOND DEBENTURE
 PORTFOLIO......................................   VC SHARES     2,292     (974)   1,318     3,903     (492)   3,411

LORD ABBETT SERIES FUND -- CLASSIC STOCK
 PORTFOLIO......................................   VC SHARES        15      (51)     (36)       51      (91)     (40)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES
 PORTFOLIO......................................   VC SHARES        63      (94)     (31)      307     (199)     108

MFS(R) INTERNATIONAL VALUE PORTFOLIO............ SERVICE CLASS   2,488     (696)   1,792     3,659     (441)   3,218

MFS(R) INVESTORS TRUST SERIES................... SERVICE CLASS      91      (94)      (3)      189      (66)     123

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO...................................... SERVICE CLASS     120      (75)      45       985     (455)     530

MFS(R) RESEARCH SERIES.......................... SERVICE CLASS      55      (13)      42        54      (22)      32

MFS(R) TECHNOLOGY PORTFOLIO..................... SERVICE CLASS     251     (209)      42       265     (139)     126

MFS(R) UTILITIES SERIES......................... SERVICE CLASS     715     (693)      22     1,024     (428)     596

MFS(R) VALUE SERIES............................. SERVICE CLASS     713      (66)     647       344      (38)     306

MULTIMANAGER AGGRESSIVE EQUITY..................       B           152     (146)       6       190      (98)      92

MULTIMANAGER CORE BOND..........................       B         1,751   (2,145)    (394)    1,911   (1,184)     727

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                        2016                        2015
                                                             --------------------------  --------------------------
                                                              UNITS   UNITS      NET      UNITS   UNITS      NET
                                                             ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                              -------------- ------- -------- ---------- ------- -------- ----------
MULTIMANAGER MID CAP GROWTH..................       B           187     (232)     (45)      306     (135)     171

MULTIMANAGER MID CAP VALUE...................       B           463     (124)     339        88      (48)      40

MULTIMANAGER TECHNOLOGY......................       B           862     (201)     661       546     (129)     417

NEUBERGER BERMAN ABSOLUTE RETURN
 MULTI-MANAGER PORTFOLIO..................... CLASS S SHARES     96      (54)      42       147      (45)     102

NEUBERGER BERMAN INTERNATIONAL EQUITY
 PORTFOLIO................................... CLASS S SHARES    108      (27)      81       188      (12)     176

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO................................... ADVISOR CLASS     694     (706)     (12)      637     (354)     283

PIMCO EMERGING MARKETS BOND PORTFOLIO........ ADVISOR CLASS     333     (357)     (24)      212     (308)     (96)

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)....... ADVISOR CLASS      98      (31)      67        64      (19)      45

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION
 PORTFOLIO................................... ADVISOR CLASS      84      (39)      45        71       (2)      69

PIMCO REAL RETURN PORTFOLIO.................. ADVISOR CLASS     495     (891)    (396)      697   (1,035)    (338)

PIMCO TOTAL RETURN PORTFOLIO................. ADVISOR CLASS   4,293   (2,964)   1,329     3,872   (3,088)     784

PROFUND VP BEAR.............................. COMMON SHARES     140     (139)       1         8      (30)     (22)

PROFUND VP BIOTECHNOLOGY..................... COMMON SHARES     229     (364)    (135)      685     (215)     470

PUTNAM VT ABSOLUTE RETURN 500 FUND...........       B            88      (35)      53       164      (63)     101

PUTNAM VT DIVERSIFIED INCOME FUND............       B           543     (270)     273       445     (137)     308

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.......       B           107      (24)      83       122       --      122

PUTNAM VT RESEARCH FUND......................       B            11       (1)      10         1       --        1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT
 PORTFOLIO...................................    CLASS II       120     (164)     (44)      453     (135)     318

SEI VP BALANCED STRATEGY FUND................   CLASS III       250      (69)     181       332      (35)     297

SEI VP CONSERVATIVE STRATEGY FUND............   CLASS III       628     (326)     302       499     (119)     380

SEI VP MARKET GROWTH STRATEGY FUND...........   CLASS III       149     (106)      43       267      (59)     208

SEI VP MARKET PLUS STRATEGY FUND.............   CLASS III        66      (47)      19       122      (65)      57

SEI VP MODERATE STRATEGY FUND................   CLASS III       718     (368)     350       506      (86)     420

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.....    CLASS II       306     (150)     156       131      (52)      79

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...    CLASS II     1,241     (799)     442     2,083     (398)   1,685

TEMPLETON DEVELOPING MARKETS VIP FUND........    CLASS 2      1,270     (538)     732       359     (224)     135

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2016 AND 2015

                                                                             2016                        2015
                                                                  --------------------------  --------------------------
                                                                   UNITS   UNITS      NET      UNITS   UNITS      NET
                                                                  ISSUED  REDEEMED  INCREASE  ISSUED  REDEEMED  INCREASE
                                                     SHARE CLASS  (000'S) (000'S)  (DECREASE) (000'S) (000'S)  (DECREASE)
                                                   -------------- ------- -------- ---------- ------- -------- ----------
TEMPLETON FOREIGN VIP FUND........................    CLASS 2         63     (211)    (148)      244     (185)      59

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      1,382   (1,912)    (530)    2,712   (1,390)   1,322

TEMPLETON GROWTH VIP FUND.........................    CLASS 2          6      (20)     (14)        6      (11)      (5)

VANECK VIP GLOBAL HARD ASSETS FUND................ CLASS S SHARES  1,429   (1,110)     319       636     (618)      18

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND
 FUND............................................. INITIAL CLASS      29      (13)      16        60      (24)      36

-----------
The accompanying notes are an integral part of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year or period ended December 31, 2016, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2016 and 2015, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. American Franchise Fund
   .   Invesco V.I. Balanced-Risk Allocation Fund
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Equity and Income Fund/(17)/
   .   Invesco V.I. Global Health Care Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
   .   AB VPS Balanced Wealth Strategy Portfolio
   .   AB VPS Global Thematic Growth Portfolio
   .   AB VPS Growth and Income Portfolio
   .   AB VPS International Growth Portfolio
   .   AB VPS Real Estate Investment Portfolio
   .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
   .   ALPS | Red Rocks Listed Private Equity Portfolio/(20)/

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Inflation Protection Fund
   .   American Century VP Large Company Value
   .   American Century VP Mid Cap Value Fund
     AMERICAN FUNDS INSURANCE SERIES(R)
   .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) Bond Fund/SM/
   .   American Funds Insurance Series(R) Global Growth Fund/SM/
   .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series(R) Growth-Income Fund/SM/
   .   American Funds Insurance Series(R) International Growth and Income
       Fund/SM/
   .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ Aggressive Growth
   .   Charter/SM/ Alternative 100 Moderate
   .   Charter/SM/ Conservative
   .   Charter/SM/ Growth
   .   Charter/SM/ Income Strategies
   .   Charter/SM/ Interest Rate Strategies
   .   Charter/SM/ International Moderate
   .   Charter/SM/ Moderate
   .   Charter/SM/ Moderate Growth
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)


     BLACKROCK VARIABLE SERIES FUNDS, INC.
   .   BlackRock Global Allocation V.I. Fund
   .   BlackRock Global Opportunities V.I. Fund
   .   BlackRock Large Cap Growth V.I. Fund

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
   .   Delaware VIP(R) Diversified Income Series
   .   Delaware VIP(R) Emerging Markets Series
   .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
   .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
   .   1290 VT Socially Responsible/(1)/
   .   All Asset Aggressive-Alt 25
   .   All Asset Aggressive-Alt 50
   .   All Asset Aggressive-Alt 75
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Aggressive Strategy
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA Natural Resources
   .   AXA Real Estate/(2)/
   .   AXA SmartBeta Equity
   .   AXA Ultra Conservative Strategy
   .   AXA/AB Dynamic Growth/(19)/
   .   AXA/AB Dynamic Moderate Growth
   .   AXA/AB Short Duration Government Bond
   .   AXA/AB Small Cap Growth
   .   AXA/ClearBridge Large Cap Growth/(3)/
   .   AXA/DoubleLine Opportunistic Core Plus Bond/(19)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Goldman Sachs Strategic Allocation/(19)/
   .   AXA/Invesco Strategic Allocation/(19)/
   .   AXA/Janus Enterprise/(4)/
   .   AXA/Legg Mason Strategic Allocation/(21)/
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Energy ETF
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Low Volatility Global ETF
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology

     FEDERATED INSURANCE SERIES
   .   Federated High Income Bond Fund II
   .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity(R) VIP Asset Manager: Growth Portfolio
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Freedom 2015 Portfolio

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)

   .   Fidelity(R) VIP Freedom 2020 Portfolio
   .   Fidelity(R) VIP Freedom 2025 Portfolio
   .   Fidelity(R) VIP Freedom 2030 Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio
   .   Fidelity(R) VIP Strategic Income Portfolio

     FIRST TRUST VARIABLE INSURANCE TRUST
   .   First Trust Multi Income Allocation Portfolio
   .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Franklin Founding Funds Allocation VIP Fund
   .   Franklin Income VIP Fund
   .   Franklin Mutual Shares VIP Fund
   .   Franklin Rising Dividends VIP Fund
   .   Franklin Strategic Income VIP Fund
   .   Templeton Developing Markets VIP Fund
   .   Templeton Foreign VIP Fund
   .   Templeton Global Bond VIP Fund
   .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
   .   Guggenheim VIF Global Managed Futures Strategy Fund
   .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
   .   Hartford Capital Appreciation HLS Fund
   .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
   .   Ivy VIP Asset Strategy/(5)/
   .   Ivy VIP Dividend Opportunities/(6)/
   .   Ivy VIP Energy/(7)/
   .   Ivy VIP Global Natural Resources/(8)/
   .   Ivy VIP High Income/(9)/
   .   Ivy VIP Micro Cap Growth/(10)/
   .   Ivy VIP Mid Cap Growth/(11)/
   .   Ivy VIP Science and Technology/(12)/
   .   Ivy VIP Small Cap Growth/(13)/

     JANUS ASPEN SERIES
   .   Janus Aspen Series Balanced Portfolio
   .   Janus Aspen Series Flexible Bond Portfolio
   .   Janus Aspen Series Intech U.S. Low Volatility Portfolio

     JPMORGAN INSURANCE TRUST
   .   JPMorgan Insurance Trust Global Allocation Portfolio/(20)/
   .   JPMorgan Insurance Trust Income Builder Portfolio/(20)/

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   .   ClearBridge Variable Aggressive Growth Portfolio
   .   ClearBridge Variable Appreciation Portfolio/(17)/
   .   ClearBridge Variable Dividend Strategy Portfolio
   .   ClearBridge Variable Mid Cap Portfolio/(14)(17)/
   .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
   .   Lord Abbett Series Fund -- Bond Debenture Portfolio
   .   Lord Abbett Series Fund -- Classic Stock Portfolio
   .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio/(18)/
   .   MFS(R) Research Series
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series
   .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   .   Neuberger Berman Absolute Return Multi-Manager Portfolio
   .   Neuberger Berman International Equity Portfolio

     NORTHERN LIGHTS VARIABLE TRUST
   .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio
   .   PIMCO Emerging Markets Bond Portfolio
   .   PIMCO Global Bond Portfolio (Unhedged)
   .   PIMCO Global Multi-Asset Managed Allocation Portfolio
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     PROFUNDS VP
   .   ProFund VP Bear
   .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
   .   Putnam VT Absolute Return 500 Fund
   .   Putnam VT Diversified Income Fund
   .   Putnam VT Global Asset Allocation Fund/(20)/
   .   Putnam VT Research Fund/(20)/

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Continued)


     SEI INSURANCE PRODUCTS TRUST
   .   SEI VP Balanced Strategy Fund
   .   SEI VP Conservative Strategy Fund
   .   SEI VP Market Growth Strategy Fund
   .   SEI VP Market Plus Strategy Fund
   .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
   .   T. Rowe Price Equity Income Portfolio-II
   .   T. Rowe Price Health Sciences Portfolio-II

     VANECK VIP TRUST
   .   VanEck VIP Global Hard Assets Fund/(15)/
   .   VanEck VIP Unconstrained Emerging Markets Bond Fund/(16)/

   (1)Formerly known as EQ/Calvert Socially Responsible.
   (2)Formerly known as EQ/Real Estate PLUS.
   (3)Formerly known as EQ/Wells Fargo Omega Growth.
   (4)Formerly known as EQ/Morgan Stanley Mid Cap Growth.
   (5)Formerly known as Ivy Funds VIP Asset Strategy.
   (6)Formerly known as Ivy Funds VIP Dividend Opportunities.
   (7)Formerly known as Ivy Funds VIP Energy.
   (8)Formerly known as Ivy Funds VIP Global Natural Resources.
   (9)Formerly known as Ivy Funds VIP High Income.
  (10)Formerly known as Ivy Funds VIP Micro Cap Growth.
  (11)Formerly known as Ivy Funds VIP Mid Cap Growth.
  (12)Formerly known as Ivy Funds VIP Science and Technology.
  (13)Formerly known as Ivy Funds VIP Small Cap Growth.
  (14)Formerly known as ClearBridge Variable Mid Cap Core Portfolio.
  (15)Formerly known as Van Eck VIP Global Hard Assets Fund.
  (16)Formerly known as Van Eck VIP Unconstrained Emerging Markets Bond Fund.
  (17)Units were made available on February 23, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.

  (18)Units were made available on March 27, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (19)Units were made available on May 26, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (20)Units were made available on July 20, 2015. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the year ended December 31, 2016, and a Statement of Changes in Net Assets for the year ended December 31, 2016 and for the period ended December 31, 2015.
  (21)Units were made available on February 22, 2016. The Account presents a Statement of Assets and Liabilities as of December 31, 2016, a Statement of Operations for the period ended December 31, 2016, and a Statement of Changes in Net Assets for the period ended December 31, 2016.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

1. Organization (Concluded)

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2016 were as follows:

                                                                   PURCHASES      SALES
                                                                  ------------ ------------
1290 VT Socially Responsible..................................... $  1,386,996 $    702,899
7Twelve/TM/ Balanced Portfolio...................................    4,832,491   14,172,897
AB VPS Balanced Wealth Strategy Portfolio........................      800,794      615,051
AB VPS Global Thematic Growth Portfolio..........................      448,935      113,104
AB VPS Growth and Income Portfolio...............................    1,943,466      206,068
AB VPS International Growth Portfolio............................      482,408    1,422,993
AB VPS Real Estate Investment Portfolio..........................    3,415,342      653,828
AB VPS Small/Mid Cap Value Portfolio.............................    1,743,586      425,755
All Asset Aggressive-Alt 25......................................    2,492,853    1,942,124
All Asset Aggressive-Alt 50......................................      324,075    2,053,901
All Asset Aggressive-Alt 75......................................      892,331    2,476,935
All Asset Growth-Alt 20..........................................    4,344,848    1,615,878
All Asset Moderate Growth-Alt 15.................................    3,832,153    1,689,544
ALPS | Red Rocks Listed Private Equity Portfolio.................    1,250,332      215,647
American Century VP Inflation Protection Fund....................    2,053,787      985,706
American Century VP Large Company Value..........................      369,367      652,577
American Century VP Mid Cap Value Fund...........................   38,777,603    8,501,400
American Funds Insurance Series(R) Asset Allocation Fund/SM/.....   14,555,216    3,633,298
American Funds Insurance Series(R) Bond Fund/SM/.................   19,397,637    5,495,083
American Funds Insurance Series(R) Global Growth Fund/SM/........    2,184,696      598,414
American Funds Insurance Series(R) Global Small Capitalization
 Fund/SM/........................................................    4,574,559    2,428,634
American Funds Insurance Series(R) Growth-Income Fund/SM/........    3,133,403    1,202,782
American Funds Insurance Series(R) International Growth and
 Income Fund/SM/.................................................    1,245,643      818,066
American Funds Insurance Series(R) Managed Risk Asset Allocation
 Fund/SM/........................................................    1,372,770    1,425,961
American Funds Insurance Series(R) New World Fund(R).............    8,848,770    4,105,496
AXA 400 Managed Volatility.......................................   13,689,128   17,733,310
AXA 500 Managed Volatility.......................................   19,408,064   29,629,339
AXA 2000 Managed Volatility......................................    9,293,546   18,557,431
AXA Aggressive Allocation........................................    4,340,972    2,538,640
AXA Aggressive Strategy..........................................  872,779,596  545,974,176
AXA Balanced Strategy............................................  503,814,172  349,706,190
AXA Conservative Growth Strategy.................................  282,891,688  173,668,920

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                               PURCHASES        SALES
                                                             -------------- --------------
AXA Conservative Strategy................................... $  264,651,731 $  181,259,161
AXA Global Equity Managed Volatility........................      2,599,531      3,003,652
AXA Growth Strategy.........................................    899,515,633    577,250,150
AXA International Core Managed Volatility...................      2,153,485      2,907,176
AXA International Managed Volatility........................     11,992,689     16,045,206
AXA International Value Managed Volatility..................        118,716        671,860
AXA Large Cap Core Managed Volatility.......................      3,152,832      2,628,143
AXA Large Cap Growth Managed Volatility.....................      4,906,814      6,039,174
AXA Large Cap Value Managed Volatility......................      6,330,748     13,330,310
AXA Mid Cap Value Managed Volatility........................      5,819,499      3,548,361
AXA Moderate Allocation.....................................     37,197,921     19,368,594
AXA Moderate Growth Strategy................................    896,127,830    690,547,972
AXA Moderate-Plus Allocation................................     10,761,261      8,261,074
AXA Natural Resources.......................................      4,419,802      1,650,472
AXA Real Estate.............................................      5,356,014      2,307,800
AXA SmartBeta Equity........................................        468,983         79,646
AXA Ultra Conservative Strategy.............................  1,929,511,684  1,735,247,590
AXA/AB Dynamic Growth.......................................    188,281,969      8,325,825
AXA/AB Dynamic Moderate Growth..............................    524,802,820    481,205,568
AXA/AB Short Duration Government Bond.......................      2,658,373      2,163,366
AXA/AB Small Cap Growth.....................................     17,596,337      9,201,543
AXA/ClearBridge Large Cap Growth............................      4,663,083     18,479,523
AXA/DoubleLine Opportunistic Core Plus Bond.................      5,952,455        308,958
AXA/Franklin Balanced Managed Volatility....................      2,929,882      2,697,376
AXA/Franklin Small Cap Value Managed Volatility.............      3,197,149      4,133,691
AXA/Franklin Templeton Allocation Managed Volatility........      1,392,486      2,873,323
AXA/Goldman Sachs Strategic Allocation......................    174,260,249      4,404,852
AXA/Invesco Strategic Allocation............................     95,507,362      4,421,990
AXA/Janus Enterprise........................................      6,486,406      9,806,124
AXA/Legg Mason Strategic Allocation.........................     52,225,133      1,081,052
AXA/Loomis Sayles Growth....................................     23,947,839      5,281,597
AXA/Mutual Large Cap Equity Managed Volatility..............      1,167,425      1,131,612
AXA/Templeton Global Equity Managed Volatility..............      3,108,703      3,880,657
BlackRock Global Allocation V.I. Fund.......................     19,183,817     14,001,065
BlackRock Global Opportunities V.I. Fund....................      1,295,325      1,183,054
BlackRock Large Cap Growth V.I. Fund........................      7,549,893      4,750,674
Charter/SM/ Aggressive Growth...............................      2,977,424      5,438,668
Charter/SM/ Alternative 100 Moderate........................      1,814,712      7,451,053
Charter/SM/ Conservative....................................     14,277,218      3,228,676
Charter/SM/ Growth..........................................      2,268,017      2,442,518
Charter/SM/ Income Strategies...............................      1,187,941      1,864,389
Charter/SM/ Interest Rate Strategies........................        640,566      2,535,803
Charter/SM/ International Moderate..........................      1,255,562      7,081,837
Charter/SM/ Moderate........................................      5,989,181      2,988,230
Charter/SM/ Moderate Growth.................................      7,554,441      3,389,518
Charter/SM/ Multi-Sector Bond...............................        437,892        926,544
Charter/SM/ Real Assets.....................................        840,292        717,181
Charter/SM/ Small Cap Growth................................      2,672,491      3,035,190
Charter/SM/ Small Cap Value.................................     11,634,487     14,082,088
ClearBridge Variable Aggressive Growth Portfolio............     13,840,638      7,967,881
ClearBridge Variable Appreciation Portfolio.................      3,974,716        535,962
ClearBridge Variable Dividend Strategy Portfolio............     10,090,846      2,512,617
ClearBridge Variable Mid Cap Portfolio......................      1,560,473        328,520
Delaware VIP(R) Diversified Income Series...................      5,462,464      1,987,449

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                                   PURCHASES      SALES
                                                                  ------------ ------------
Delaware VIP(R) Emerging Markets Series.......................... $    469,530 $    307,106
Delaware VIP(R) Limited-Term Diversified Income Series...........    5,616,351    2,926,525
Eaton Vance VT Floating-Rate Income Fund.........................   10,718,436    3,162,497
EQ/BlackRock Basic Value Equity..................................   17,890,921   16,920,326
EQ/Boston Advisors Equity Income.................................    7,977,589    5,551,424
EQ/Capital Guardian Research.....................................    2,554,502    3,453,565
EQ/Common Stock Index............................................   12,013,405    9,159,107
EQ/Convertible Securities........................................      787,096    3,138,594
EQ/Core Bond Index...............................................   94,772,874   87,698,837
EQ/Emerging Markets Equity Plus..................................    3,141,119    1,724,741
EQ/Energy ETF....................................................    2,142,206    2,025,506
EQ/Equity 500 Index..............................................   87,079,094   47,144,306
EQ/GAMCO Mergers and Acquisitions................................    3,879,244    2,354,954
EQ/GAMCO Small Company Value.....................................   39,507,730   18,605,086
EQ/Global Bond PLUS..............................................    2,068,513    2,609,280
EQ/High Yield Bond...............................................    5,858,645    3,106,287
EQ/Intermediate Government Bond..................................   29,271,112   27,599,484
EQ/International Equity Index....................................   10,923,190    4,310,818
EQ/Invesco Comstock..............................................    6,087,563    9,114,261
EQ/JPMorgan Value Opportunities..................................    5,904,531    3,198,631
EQ/Large Cap Growth Index........................................   16,880,745    5,518,267
EQ/Large Cap Value Index.........................................   10,985,622   12,428,830
EQ/Low Volatility Global ETF.....................................    1,018,688    1,524,706
EQ/MFS International Growth......................................    8,197,757    6,055,527
EQ/Mid Cap Index.................................................   31,167,284    9,493,883
EQ/Money Market..................................................  209,587,230  193,615,375
EQ/Oppenheimer Global............................................   10,233,703   10,933,081
EQ/PIMCO Global Real Return......................................    9,747,655    4,627,636
EQ/PIMCO Ultra Short Bond........................................   16,165,059   12,758,432
EQ/Quality Bond PLUS.............................................    7,255,347    7,415,994
EQ/Small Company Index...........................................   27,380,870    6,745,341
EQ/T. Rowe Price Growth Stock....................................   36,535,972   21,817,287
EQ/UBS Growth & Income...........................................    2,232,740    1,865,600
Federated High Income Bond Fund II...............................    8,603,532    4,072,101
Federated Kaufmann Fund II.......................................    1,770,447    1,049,247
Fidelity(R) VIP Asset Manager: Growth Portfolio..................      265,159      416,777
Fidelity(R) VIP Contrafund(R) Portfolio..........................   29,820,656   25,389,116
Fidelity(R) VIP Freedom 2015 Portfolio...........................       55,620      183,964
Fidelity(R) VIP Freedom 2020 Portfolio...........................      136,796      271,927
Fidelity(R) VIP Freedom 2025 Portfolio...........................      289,085       85,429
Fidelity(R) VIP Freedom 2030 Portfolio...........................      162,894      117,590
Fidelity(R) VIP Mid Cap Portfolio................................   14,045,838    8,231,456
Fidelity(R) VIP Strategic Income Portfolio.......................   30,430,731   10,525,701
First Trust Multi Income Allocation Portfolio....................    1,293,372      888,946
First Trust/Dow Jones Dividend & Income Allocation Portfolio.....   19,613,428    3,489,471
Franklin Founding Funds Allocation VIP Fund......................    4,636,968    3,996,248
Franklin Income VIP Fund.........................................   19,345,323   15,114,422
Franklin Mutual Shares VIP Fund..................................    2,609,555    2,259,516
Franklin Rising Dividends VIP Fund...............................   25,969,384    7,717,653
Franklin Strategic Income VIP Fund...............................   10,799,257   10,076,373
Goldman Sachs VIT Mid Cap Value Fund.............................    2,886,360    4,935,804
Guggenheim VIF Global Managed Futures Strategy Fund..............    1,450,281      575,772
Guggenheim VIF Multi-Hedge Strategies Fund.......................      118,833      132,583

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Continued)

                                                                   PURCHASES     SALES
                                                                  ----------- -----------
Hartford Capital Appreciation HLS Fund........................... $ 5,356,170 $ 2,019,258
Hartford Growth Opportunities HLS Fund...........................  13,876,954   5,226,743
Invesco V.I. American Franchise Fund.............................     107,864     434,378
Invesco V.I. Balanced-Risk Allocation Fund.......................   5,210,135   1,644,145
Invesco V.I. Diversified Dividend Fund...........................  30,269,366   5,511,023
Invesco V.I. Equity and Income Fund..............................   4,981,029     799,149
Invesco V.I. Global Health Care Fund.............................   1,713,586     835,970
Invesco V.I. Global Real Estate Fund.............................  10,710,648  10,279,689
Invesco V.I. High Yield Fund.....................................  13,520,258   8,713,297
Invesco V.I. International Growth Fund...........................   6,975,337   5,139,140
Invesco V.I. Mid Cap Core Equity Fund............................   2,398,965   1,346,452
Invesco V.I. Small Cap Equity Fund...............................   5,016,700   1,938,963
Ivy VIP Asset Strategy...........................................   3,239,914  10,957,590
Ivy VIP Dividend Opportunities...................................   2,403,931   3,114,341
Ivy VIP Energy...................................................  11,964,763   8,766,739
Ivy VIP Global Natural Resources.................................   2,020,138   2,129,014
Ivy VIP High Income..............................................  23,595,935  18,098,944
Ivy VIP Micro Cap Growth.........................................   1,155,748     491,722
Ivy VIP Mid Cap Growth...........................................   7,277,761   6,043,169
Ivy VIP Science and Technology...................................  10,419,892  10,836,774
Ivy VIP Small Cap Growth.........................................   6,049,378   4,797,802
Janus Aspen Series Balanced Portfolio............................  17,241,083   3,228,217
Janus Aspen Series Flexible Bond Portfolio.......................  16,939,306   4,650,899
Janus Aspen Series Intech U.S. Low Volatility Portfolio..........   5,662,719   1,034,672
JPMorgan Insurance Trust Global Allocation Portfolio.............   6,816,214   1,647,000
JPMorgan Insurance Trust Income Builder Portfolio................   5,815,283   1,072,039
Lazard Retirement Emerging Markets Equity Portfolio..............  12,395,365  11,759,713
Lord Abbett Series Fund -- Bond Debenture Portfolio..............  30,199,918  12,416,301
Lord Abbett Series Fund -- Classic Stock Portfolio...............     412,962     745,465
Lord Abbett Series Fund -- Growth Opportunities Portfolio........     842,044   1,291,237
MFS(R) International Value Portfolio.............................  39,253,863  12,621,064
MFS(R) Investors Trust Series....................................   2,488,275   1,664,931
MFS(R) Massachusetts Investors Growth Stock Portfolio............   3,546,279   1,549,805
MFS(R) Research Series...........................................     758,452     157,382
MFS(R) Technology Portfolio......................................   6,007,481   4,797,263
MFS(R) Utilities Series..........................................  12,327,910   9,603,155
MFS(R) Value Series..............................................   8,740,636     861,759
Multimanager Aggressive Equity...................................   3,240,974   3,354,547
Multimanager Core Bond...........................................  26,351,049  30,855,670
Multimanager Mid Cap Growth......................................   3,906,759   4,539,517
Multimanager Mid Cap Value.......................................   9,550,065   2,701,272
Multimanager Technology..........................................  12,478,665   3,835,304
Neuberger Berman Absolute Return Multi-Manager Portfolio.........     870,440     512,645
Neuberger Berman International Equity Portfolio..................   1,003,011     285,572
PIMCO CommodityRealReturn(R) Strategy Portfolio..................   4,672,173   4,669,660
PIMCO Emerging Markets Bond Portfolio............................   4,960,470   4,758,699
PIMCO Global Bond Portfolio (Unhedged)...........................     992,944     312,190
PIMCO Global Multi-Asset Managed Allocation Portfolio............     859,231     393,028
PIMCO Real Return Portfolio......................................   6,865,166  10,817,901
PIMCO Total Return Portfolio.....................................  50,560,516  36,159,047
ProFund VP Bear..................................................     425,252     413,415
ProFund VP Biotechnology.........................................   7,213,868  10,999,493
Putnam VT Absolute Return 500 Fund...............................     942,446     377,348
Putnam VT Diversified Income Fund................................   5,220,628   2,598,414

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Putnam VT Global Asset Allocation Fund...................... $ 1,171,939 $   252,647
Putnam VT Research Fund.....................................      99,290      12,555
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio..........   1,179,675   1,542,630
SEI VP Balanced Strategy Fund...............................   2,703,131     780,498
SEI VP Conservative Strategy Fund...........................   6,543,060   3,430,087
SEI VP Market Growth Strategy Fund..........................   1,793,800   1,168,297
SEI VP Market Plus Strategy Fund............................     725,605     488,323
SEI VP Moderate Strategy Fund...............................   7,340,157   3,827,618
T. Rowe Price Equity Income Portfolio -- II.................   3,632,432   1,598,264
T. Rowe Price Health Sciences Portfolio -- II...............  22,510,572  21,108,141
Templeton Developing Markets VIP Fund.......................  11,430,711   4,731,915
Templeton Foreign VIP Fund..................................   1,000,003   2,336,846
Templeton Global Bond VIP Fund..............................  14,531,051  23,352,150
Templeton Growth VIP Fund...................................     177,291     276,357
VanEck VIP Global Hard Assets Fund..........................  10,408,494   8,533,205
VanEck VIP Unconstrained Emerging Markets Bond Fund.........     267,480     126,778

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.32% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, AXA Natural

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

5. Expenses and Related Party Transactions (Concluded)

   Resources, AXA Real Estate, AXA/AB Short Duration Government Bond, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, several fund reorganizations impacted the Variable Investment Options of the Account. Reorganizations occurred within EQAT and VIP in which the purpose of the reorganizations was to combine or substitute, via tax free exchanges, Variable Investment Options managed by AXA Equitable with comparable investment objectives. A reorganization also occurred within MFS, in which a Variable Investment Option managed by MFS was substituted for a comparable MFS investment.

   In September 2015 and May 2015, pursuant to several Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes the EQAT and VIP reorganizations which occurred in 2015 were treated as mergers.

   In March 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trusts impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS(R)/ /Variable Investment Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio/(18)/. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio" exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the Surviving Portfolio" . For accounting purposes, the MFS reorganization which occurred on March 27, 2015 was treated as a merger.

-------------------------------------------------------------------------------------------------
                      REMOVED PORTFOLIO                             SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015   CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS CHARTER/SM/ ALTERNATIVE 100
                      CHARTER/SM/ ALTERNATIVE 100 GROWTH            MODERATE
-------------------------------------------------------------------------------------------------
                      CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS

Shares -- Class B            412,800
Value -- Class B          $     8.53
Net Assets Before Merger  $3,519,921
Net Assets After Merger   $       --
Unrealized Loss           $ (524,510)

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------------
                      REMOVED PORTFOLIO                             SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015   CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS CHARTER/SM/ ALTERNATIVE 100
                      CHARTER/SM/ ALTERNATIVE 100 GROWTH            MODERATE
-------------------------------------------------------------------------------------------------
                      CHARTER/SM/ ALTERNATIVE 100 GROWTH

Shares -- Class B             479,681                              1,490,142
Value -- Class B          $      8.02                            $      8.57
Net Assets Before Merger  $ 3,845,878                            $ 5,398,661
Net Assets After Merger   $        --                            $12,764,460
Unrealized Loss           $  (813,418)                           $        --
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015       CHARTER/SM/ EQUITY                     EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class B             139,980                                163,751
Value -- Class B          $      9.35                            $     24.82
Net Assets Before Merger  $ 1,308,513                            $ 2,755,762
Net Assets After Merger   $        --                            $ 4,064,275
Unrealized Loss           $  (128,263)                           $        --
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015       CHARTER/SM/ FIXED INCOME               EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class B             172,503                                589,855
Value -- Class B          $      9.56                            $     10.09
Net Assets Before Merger  $ 1,648,421                            $ 4,303,587
Net Assets After Merger   $        --                            $ 5,952,008
Unrealized Loss           $   (56,613)                           $        --
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2015       CHARTER/SM/ INTERNATIONAL CONSERVATIVE CHARTER/SM/ INTERNATIONAL MODERATE
                          CHARTER/SM/ INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------
                          CHARTER/SM/ INTERNATIONAL CONSERVATIVE
Shares -- Class B             475,178
Value -- Class B          $      8.86
Net Assets Before Merger  $ 4,210,022
Net Assets After Merger   $        --
Unrealized Loss           $  (518,537)

                          CHARTER/SM/ INTERNATIONAL GROWTH
Shares -- Class B             499,110                              1,482,116
Value -- Class B          $      8.74                            $      8.90
Net Assets Before Merger  $ 4,361,035                            $ 4,621,838
Net Assets After Merger   $        --                            $13,192,895
Unrealized Loss           $  (614,187)                           $        --
-----------------------------------------------------------------------------------------------------
 MAY 22, 2015             EQ/INTERNATIONAL ETF                   EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A          10,044,350                              1,064,712
Value -- Class A          $      0.46                            $      9.73
Net Assets Before Merger  $ 4,645,024                            $ 5,713,944
Net Assets After Merger   $        --                            $10,358,968
Unrealized Loss           $(5,895,943)                           $        --
-----------------------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R)/ /INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS INVESTORS
                                                                 GROWTH STOCK PORTFOLIO/(18)/
-----------------------------------------------------------------------------------------------------
Shares -- Service Class     1,111,778                                899,592
Value -- Service Class    $     14.33                            $     17.71
Net Assets Before Merger  $15,931,774                            $        --
Net Assets After Merger   $        --                            $15,931,774
Unrealized Loss           $  (294,619)                           $        --
-----------------------------------------------------------------------------------------------------

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                            ASSET-BASED                 CURRENT   MAXIMUM
                                                             MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                                             EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                                             ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B................................     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP...............................     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L................................     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C................................     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B................................     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP...............................     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L................................     1.10%          0.35%         0.25%      1.70%      1.70%

Investment Edge/(1)/........................................     0.70%          0.30%         0.20%      1.20%      1.20%

Investment Edge ADV/(1)/....................................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/.................................     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/.....................................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/..............................     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/...........................     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP............................     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B.............................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L.............................     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C.............................     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP......................     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C.......................     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L.......................     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV.....................     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C.......................     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP......................     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L.......................     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV.....................     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP......................     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L.......................     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E.......................     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP......................     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L.......................     1.10%          0.35%         0.25%      1.70%      1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Continued)

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction      Maximum Charge: $125. Current charge: $65.
exchange

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit base
Benefit                                   date anniversary

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35 Current Charge $0                   Unit liquidation from
              account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85. Current charge: $0.               Unit liquidation from
                                                       account value

Maximum Charge: $125. Current charge: $65.             Unit liquidation from
              account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit base     Unit liquidation from
 account value

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

7. Asset-based Charges and Contractowner Charges (Concluded)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                              AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of death benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 1.25%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 1.40%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.15% (max 1.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.15% (max 1.45%)
                                        anniversary

Guaranteed Income Benefit Charge        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Maximum 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% -- Current Charge (Maximum 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Maximum 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%. Maximum
                                        date anniversary for which  charge can be increased to 1.40%, if the GMIB is reset
                                        the benefit is in effect.   or if the GWBL benefit ratchets after conversion

                                                                    GMIB II Conversion: Current charge 1.25%. Maximum
                                                                    charge can be increased to 1.55%, if the GMIB II is
                                                                    reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age
                                        anniversary                 Current Charge: Ranges from low of 0.60% to age
                                                                    65 to 20.00% over age 95
                                                                    Maximum Charge: Ranges from low of 1.20% to
                                                                    age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit          Annually on each contract   Maximum Charge: 1.80%. Current charge 0.90%
                                        anniversary

                                        Annually on each contract   Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                        anniversary                 (for issue ages 65-68). Current charge 0.60 )for issue
                                                                    ages 20-64) and 1.00% (for issue ages 65-68)

                    AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                           ------------

Current charge: 1.05%. Maximum charge 2.00%.             Unit liquidation from
AXA Equitable has the discretion to change the           account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be              Unit liquidation from
increased to 1.05% if the roll-up benefit base to age    account value
85 resets

Current Charge 0.95%. Maximum charge can be              Unit liquidation from
increased to 1.10% if the roll-up benefit base to age    account value
85 resets

GMBD I election: 1.10% (max 1.25%)                       Unit liquidation from
                              account value

GMBD II election: 1.25% (max 1.40%)                      Unit liquidation from
                              account value

GMIB I election: 1.15% (max 1.30%)                       Unit liquidation from
                              account value

GMIB II election: 1.15% (max 1.45%)                      Unit liquidation from
                              account value

Current Charge 0.90%. Maximum charge can be              Unit liquidation from
increased to 1.20% if the GIB benefit base resets.       account value

Current Charge 0.95%. Maximum charge can be              Unit liquidation from
increased to 1.25% if the GIB benefit base resets        account value

No Charge


0.25% -- Current Charge (Maximum 0.25%)                  Unit liquidation from
 account value

0.35% -- Current Charge (Maximum 0.35%)                  Unit liquidation from
                              account value

0.25% -- Current Charge (Maximum 0.25%)                  Unit liquidation from
                              account value

0.35%                                                    Unit liquidation from
                              account value


GMIB I Conversion: Current charge 1.10%. Maximum         Unit liquidation from
charge can be increased to 1.40%, if the GMIB is reset   account value
or if the GWBL benefit ratchets after conversion

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Depending on the contract and age                        Unit liquidation from
Current Charge: Ranges from low of 0.60% to age          account value
65 to 20.00% over age 95
Maximum Charge: Ranges from low of 1.20% to
age 65 and 40.00% over age 95.

Maximum Charge: 1.80%. Current charge 0.90%              Unit liquidation from
                              account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%       Unit liquidation from
(for issue ages 65-68). Current charge 0.60 )for issue   account value
ages 20-64) and 1.00% (for issue ages 65-68)

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
1290 SOCIALLY RESPONSIBLE
   2016  Lowest contract charge 1.10% Class B        $10.48            --                 --            --        8.71%
         Highest contract charge 1.70% Class B       $13.25            --                 --            --        8.16%
         All contract charges                            --           266            $ 3,503          1.27%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.64            --                 --            --       (3.98)%
         Highest contract charge 1.70% Class B       $12.25            --                 --            --       (1.29)%
         All contract charges                            --           208            $ 2,631          1.35%
   2014  Lowest contract charge 1.20% Class B        $11.75            --                 --            --       12.33%
         Highest contract charge 1.70% Class B       $12.41            --                 --            --       11.70%
         All contract charges                            --            95            $ 1,372          0.94%
2013(w)  Lowest contract charge 1.30% Class B(b)     $15.50            --                 --            --       32.59%
         Highest contract charge 1.70% Class B       $11.11            --                 --            --       23.17%
         All contract charges                            --            61            $   825          0.79%
2012(v)  Lowest contract charge 1.20% Class B        $ 9.00            --                 --            --       15.24%
         Highest contract charge 1.80% Class B       $ 8.30            --                 --            --       14.64%
         All contract charges                            --         4,542            $47,200          0.98%
7TWELVE/TM/ BALANCED PORTFOLIO
   2016  Lowest contract charge 0.30% Class 4        $ 9.97            --                 --            --        8.96%
         Highest contract charge 1.70% Class 4       $10.62            --                 --            --        7.38%
         All contract charges                            --         7,083            $74,489          0.16%
   2015  Lowest contract charge 0.30% Class 4(d)     $ 9.15            --                 --            --       (7.67)%
         Highest contract charge 1.70% Class 4       $ 9.89            --                 --            --       (8.93)%
         All contract charges                            --         7,921            $77,313          0.47%
   2014  Lowest contract charge 1.20% Class 4        $ 9.80            --                 --            --       (1.51)%
         Highest contract charge 1.70% Class 4       $10.86            --                 --            --       (1.99)%
         All contract charges                            --         8,243            $88,452          0.33%
   2013  Lowest contract charge 1.20% Class 4(d)     $ 9.95            --                 --            --        0.40%
         Highest contract charge 1.70% Class 4       $11.08            --                 --            --        6.13%
         All contract charges                            --         5,107            $56,709          0.36%
   2012  Lowest contract charge 1.30% Class 4(a)     $10.47            --                 --            --        4.70%
         Highest contract charge 1.70% Class 4(a)    $10.44            --                 --            --        4.50%
         All contract charges                            --         1,723            $18,028          0.00%
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
   2016  Lowest contract charge 1.30% Class B        $14.73            --                 --            --        3.08%
         Highest contract charge 1.70% Class B       $14.31            --                 --            --        2.65%
         All contract charges                        $   --           363            $ 5,298          1.82%
   2015  Lowest contract charge 1.30% Class B        $14.29            --                 --            --        0.00%
         Highest contract charge 1.70% Class B       $13.94            --                 --            --       (0.43)%
         All contract charges                            --           376            $ 5,337          2.01%
   2014  Lowest contract charge 1.30% Class B        $14.29            --                 --            --        5.70%
         Highest contract charge 1.70% Class B       $14.00            --                 --            --        5.34%
         All contract charges                            --           359            $ 5,097          2.41%
2013(w)  Lowest contract charge 1.30% Class B        $13.52            --                 --            --       14.77%
         Highest contract charge 1.70% Class B       $13.29            --                 --            --       14.27%
         All contract charges                            --           398            $ 5,366          2.25%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.78            --                 --            --        3.33%
         Highest contract charge 1.70% Class B(a)    $11.63            --                 --            --        3.01%
         All contract charges                            --           119            $ 1,407          1.43%
2012(v)  Lowest contract charge 1.30% Class B        $11.78            --                 --            --       11.87%
         Highest contract charge 1.70% Class B       $11.63            --                 --            --       11.40%

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
   2016  Lowest contract charge 1.10% Class B        $ 9.21           --                 --             --       (2.02)%
         Highest contract charge 1.25% Class B       $ 9.63           --                 --             --       (2.03)%
         All contract charges                            --           52             $  489           0.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.40           --                 --             --       (6.37)%
         Highest contract charge 1.25% Class B       $ 9.83           --                 --             --        1.34%
         All contract charges                            --           15             $  147           0.00%
   2014  Lowest contract charge 1.20% Class B(g)     $ 9.70           --                 --             --       (0.72)%
         Highest contract charge 1.25% Class B(g)    $ 9.70           --                 --             --       (0.72)%
         All contract charges                            --            2             $   18           0.00%
AB VPS GROWTH AND INCOME PORTFOLIO
   2016  Lowest contract charge 1.10% Class B        $10.87           --                 --             --        9.91%
         Highest contract charge 1.25% Class B       $11.25           --                 --             --        9.65%
         All contract charges                            --          266             $2,945           0.95%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.89           --                 --             --       (0.80)%
         Highest contract charge 1.25% Class B       $10.26           --                 --             --        0.20%
         All contract charges                            --          108             $1,099           1.36%
   2014  Lowest contract charge 1.20% Class B(g)     $10.25           --                 --             --        3.02%
         Highest contract charge 1.25% Class B(g)    $10.24           --                 --             --        2.91%
         All contract charges                            --           --             $    5           0.00%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
   2016  Lowest contract charge 0.65% Class B        $ 9.25           --                 --             --       (7.59)%
         Highest contract charge 1.70% Class B       $ 9.93           --                 --             --       (8.65)%
         All contract charges                            --          726             $7,354           0.00%
   2015  Lowest contract charge 0.65% Class B        $10.01           --                 --             --       (2.82)%
         Highest contract charge 1.70% Class B       $10.87           --                 --             --       (3.81)%
         All contract charges                            --          802             $8,882           0.06%
   2014  Lowest contract charge 0.65% Class B        $10.30           --                 --             --       (2.09)%
         Highest contract charge 1.70% Class B       $11.30           --                 --             --       (3.09)%
         All contract charges                            --          759             $8,710           0.00%
2013(w)  Lowest contract charge 0.65% Class B        $10.52           --                 --             --       12.63%
         Highest contract charge 1.70% Class B       $11.66           --                 --             --       11.37%
         All contract charges                            --          637             $7,506           0.76%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.60           --                 --             --        1.73%
         Highest contract charge 1.65% Class B(a)    $10.49           --                 --             --        1.55%
         All contract charges                            --           54             $  570           1.05%
2012(v)  Lowest contract charge 0.65% Class B        $ 9.34           --                 --             --       14.46%
         Highest contract charge 1.70% Class B       $10.47           --                 --             --       13.31%
         All contract charges                            --          456             $4,810           1.50
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2016  Lowest contract charge 1.10% Class B        $10.71           --                 --             --        6.25%
         Highest contract charge 1.25% Class B       $11.32           --                 --             --        5.99%
         All contract charges                            --          388             $4,322           1.53%
   2015  Lowest contract charge 1.10% Class B(l)     $10.08           --                 --             --        2.44%
         Highest contract charge 1.25% Class B       $10.68           --                 --             --       (0.56)%
         All contract charges                            --          154             $1,646           1.62%
   2014  Lowest contract charge 1.20% Class B(g)     $10.74           --                 --             --       11.99%
         Highest contract charge 1.25% Class B(g)    $10.74           --                 --             --       11.99%
         All contract charges                            --            9             $  104           0.00%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
   2016  Lowest contract charge 0.30% Class B        $11.80           --                 --             --       24.34%
         Highest contract charge 1.25% Class B       $11.54           --                 --             --       23.16%
         All contract charges                            --          250             $2,852           0.39%
   2015  Lowest contract charge 0.30% Class B(g)     $ 9.49           --                 --             --       (5.95)%
         Highest contract charge 1.25% Class B       $ 9.37           --                 --             --       (6.86)%
         All contract charges                            --          122             $1,140           0.54%
   2014  Lowest contract charge 1.20% Class B(g)     $10.06           --                 --             --        3.60%
         Highest contract charge 1.25% Class B(g)    $10.06           --                 --             --        3.60%
         All contract charges                            --           15             $  146           0.00%

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
   2016  Lowest contract charge 1.10% Class B        $ 9.88            --                 --            --         9.05%
         Highest contract charge 1.70% Class B       $11.36            --                 --            --         8.50%
         All contract charges                            --           911            $10,288          1.11%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.06            --                 --            --        (8.58)%
         Highest contract charge 1.70% Class B       $10.47            --                 --            --        (6.01)%
         All contract charges                            --           873            $ 9,052          0.85%
   2014  Lowest contract charge 1.20% Class B        $10.18            --                 --            --         1.09%
         Highest contract charge 1.70% Class B       $11.14            --                 --            --         0.54%
         All contract charges                            --           630            $ 6,908          2.11%
   2013  Lowest contract charge 1.25% Class B(d)     $10.07            --                 --            --         1.41%
         Highest contract charge 1.70% Class B(b)    $11.08            --                 --            --        10.58%
         All contract charges                            --           202            $ 2,239          2.74%
ALL ASSET AGGRESSIVE-ALT 50
   2016  Lowest contract charge 1.10% Class B        $ 9.71            --                 --            --        10.09%
         Highest contract charge 1.25% Class B       $10.07            --                 --            --         9.93%
         All contract charges                            --            73            $   737          0.88%
   2015  Lowest contract charge 1.10% Class B(l)     $ 8.82            --                 --            --       (10.46)%
         Highest contract charge 1.25% Class B       $ 9.16            --                 --            --        (8.03)%
         All contract charges                            --            45            $   414          0.95%
   2014  Lowest contract charge 1.25% Class B        $ 9.97            --                 --            --         0.40%
         Highest contract charge 1.25% Class B       $ 9.96            --                 --            --         0.30%
         All contract charges                            --            30            $   299          2.86%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.93            --                 --            --         0.51%
         Highest contract charge 1.20% Class B(d)    $ 9.93            --                 --            --         0.51%
         All contract charges                            --             2            $    18          2.77%
ALL ASSET AGGRESSIVE-ALT 75
   2016  Lowest contract charge 1.10% Class B        $ 9.57            --                 --            --        11.02%
         Highest contract charge 1.25% Class B       $ 9.66            --                 --            --        10.91%
         All contract charges                            --           106            $ 1,023          1.14%
   2015  Lowest contract charge 1.10% Class B(l)     $ 8.62            --                 --            --       (12.04)%
         Highest contract charge 1.25% Class B       $ 8.71            --                 --            --       (10.39)%
         All contract charges                            --            66            $   585          1.21%
   2014  Lowest contract charge 1.20% Class B        $ 9.72            --                 --            --        (0.92)%
         Highest contract charge 1.25% Class B       $ 9.72            --                 --            --        (0.92)%
         All contract charges                            --            48            $   458          3.28%
   2013  Lowest contract charge 1.25% Class B(d)     $ 9.81            --                 --            --        (0.20)%
         Highest contract charge 1.25% Class B(d)    $ 9.81            --                 --            --        (0.20)%
         All contract charges                            --             2            $    15          2.82%
ALL ASSET GROWTH-ALT 20
   2016  Lowest contract charge 1.30% Class A        $14.26            --                 --            --         8.11%
         Highest contract charge 1.70% Class A       $13.86            --                 --            --         7.78%
         All contract charges                            --         1,294            $18,359          1.45%
   2015  Lowest contract charge 1.30% Class A        $13.19            --                 --            --        (5.18)%
         Highest contract charge 1.70% Class A       $12.86            --                 --            --        (5.65)%
         All contract charges                            --         1,122            $14,722          0.88%
   2014  Lowest contract charge 1.30% Class A        $13.91            --                 --            --         1.02%
         Highest contract charge 1.70% Class A       $13.63            --                 --            --         0.66%
         All contract charges                            --           907            $12,546          1.58%
2013(w)  Lowest contract charge 1.30% Class A        $13.77            --                 --            --        12.68%
         Highest contract charge 1.70% Class A       $13.54            --                 --            --        12.18%
         All contract charges                            --           721            $ 9,868          1.63%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.22            --                 --            --         2.35%
         Highest contract charge 1.70% Class A(a)    $12.07            --                 --            --         2.12%
         All contract charges                            --            81            $   976          2.74%
2012(v)  Lowest contract charge 1.30% Class A        $12.22            --                 --            --        10.49%
         Highest contract charge 1.70% Class A       $12.07            --                 --            --        10.13%
         All contract charges                            --           429            $    --          1.59%

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
ALL ASSET MODERATE GROWTH-ALT 15
   2016  Lowest contract charge 1.30% Class B          $10.98            --                 --            --        7.23%
         Highest contract charge 1.70% Class B         $10.81            --                 --            --        6.82%
         All contract charges                              --         1,376           $ 15,065          1.59%
   2015  Lowest contract charge 1.30% Class B          $10.24            --                 --            --       (5.01)%
         Highest contract charge 1.70% Class B         $10.12            --                 --            --       (5.42)%
         All contract charges                              --         1,186           $ 12,106          0.94%
   2014  Lowest contract charge 1.30% Class B          $10.78            --                 --            --        1.13%
         Highest contract charge 1.70% Class B         $10.70            --                 --            --        0.75%
         All contract charges                              --           830           $  8,927          2.56%
   2013  Lowest contract charge 1.30% Class B(b)       $10.66            --                 --            --        6.39%
         Highest contract charge 1.70% Class B(b)      $10.62            --                 --            --        5.99%
         All contract charges                              --           245           $  2,610          2.73%
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
   2016  Lowest contract charge 1.10% Class III        $ 9.98            --                 --            --        6.85%
         Highest contract charge 1.25% Class III       $ 9.96            --                 --            --        6.64%
         All contract charges                              --           158           $  1,582          1.12%
   2015  Lowest contract charge 1.10% Class III(m)     $ 9.34            --                 --            --       (9.42)%
         Highest contract charge 1.25% Class III(m)    $ 9.34            --                 --            --       (9.48)%
         All contract charges                              --            48           $    457          0.62%
AMERICAN CENTURY VP INFLATION PROTECTION FUND
   2016  Lowest contract charge 1.10% Class II         $ 9.84            --                 --            --        3.25%
         Highest contract charge 1.25% Class II        $ 9.84            --                 --            --        3.04%
         All contract charges                              --           438           $  4,317          1.86%
   2015  Lowest contract charge 1.10% Class II(l)      $ 9.53            --                 --            --       (3.54)%
         Highest contract charge 1.25% Class II        $ 9.55            --                 --            --       (3.63)%
         All contract charges                              --           337           $  3,208          1.92%
   2014  Lowest contract charge 1.20% Class II         $ 9.92            --                 --            --        2.06%
         Highest contract charge 1.25% Class II        $ 9.91            --                 --            --        1.95%
         All contract charges                              --           218           $  2,169          1.51%
   2013  Lowest contract charge 1.20% Class II(d)      $ 9.72            --                 --            --       (2.02)%
         Highest contract charge 1.25% Class II(d)     $ 9.72            --                 --            --       (2.02)%
         All contract charges                              --             8           $     83          0.00%
AMERICAN CENTURY VP LARGE COMPANY VALUE
   2016  Lowest contract charge 1.30% Class II         $19.56            --                 --            --       13.52%
         Highest contract charge 1.70% Class II        $19.00            --                 --            --       13.03%
         All contract charges                              --           121           $  2,365          1.96%
   2015  Lowest contract charge 1.30% Class II         $17.23            --                 --            --       (5.28)%
         Highest contract charge 1.70% Class II        $16.81            --                 --            --       (5.67)%
         All contract charges                              --           147           $  2,523          1.35%
   2014  Lowest contract charge 1.30% Class II         $18.19            --                 --            --       11.25%
         Highest contract charge 1.70% Class II        $17.82            --                 --            --       10.89%
         All contract charges                              --           143           $  2,581          1.29%
2013(w)  Lowest contract charge 1.30% Class II         $16.35            --                 --            --       29.35%
         Highest contract charge 1.70% Class II        $16.07            --                 --            --       28.77%
         All contract charges                              --           144           $  2,355          1.40%
2012(v)  Lowest contract charge 1.30% Class II         $12.64            --                 --            --       14.91%
         Highest contract charge 1.70% Class II        $12.48            --                 --            --       14.39%
         All contract charges                              --           127           $  1,609          1.72%
AMERICAN CENTURY VP MID CAP VALUE FUND
   2016  Lowest contract charge 0.30% Class II         $14.27            --                 --            --       22.28%
         Highest contract charge 1.70% Class II        $23.29            --                 --            --       20.61%
         All contract charges                              --         5,520           $112,887          1.58%
   2015  Lowest contract charge 0.30% Class II(d)      $11.67            --                 --            --       (1.85)%
         Highest contract charge 1.70% Class II        $19.31            --                 --            --       (3.26)%
         All contract charges                              --         3,932           $ 69,442          1.51%
   2014  Lowest contract charge 0.65% Class II         $17.99            --                 --            --       15.47%
         Highest contract charge 1.70% Class II        $19.96            --                 --            --       14.32%
         All contract charges                              --         2,544           $ 47,809          1.03%
2013(w)  Lowest contract charge 0.65% Class II         $15.58            --                 --            --       29.08%
         Highest contract charge 1.70% Class II        $17.46            --                 --            --       27.63%
         All contract charges                              --         1,571           $ 27,657          1.11%

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class II(a)     $13.85            --                 --            --        5.64%
         Highest contract charge 1.70% Class II(a)    $13.68            --                 --            --        5.39%
         All contract charges                                          185            $ 2,554          1.63%
2012(v)  Lowest contract charge 0.65% Class II        $12.07            --                 --            --       15.50%
         Highest contract charge 1.70% Class II       $13.68            --                 --            --       14.29%
         All contract charges                             --           701            $ 9,649          1.93%
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
   2016  Lowest contract charge 1.10% Class 4         $10.49            --                 --            --        7.92%
         Highest contract charge 1.25% Class 4        $11.48            --                 --            --        7.79%
         All contract charges                             --         2,434            $27,035          1.67%
   2015  Lowest contract charge 1.10% Class 4(l)      $ 9.72            --                 --            --       (2.11)%
         Highest contract charge 1.25% Class 4        $10.65            --                 --            --       (0.19)%
         All contract charges                             --         1,420            $14,981          2.33%
   2014  Lowest contract charge 1.20% Class 4         $10.67            --                 --            --        3.89%
         Highest contract charge 1.25% Class 4        $10.67            --                 --            --        3.89%
         All contract charges                             --           718            $ 7,663          3.06%
   2013  Lowest contract charge 1.20% Class 4(d)      $10.27            --                 --            --        2.09%
         Highest contract charge 1.25% Class 4(d)     $10.27            --                 --            --        2.09%
         All contract charges                             --            35            $   356          1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
   2016  Lowest contract charge 0.65% Class 4         $10.24            --                 --            --        2.20%
         Highest contract charge 1.70% Class 4        $ 9.92            --                 --            --        1.02%
         All contract charges                             --         3,991            $39,988          1.70%
   2015  Lowest contract charge 0.65% Class 4         $10.02            --                 --            --       (0.79)%
         Highest contract charge 1.70% Class 4        $ 9.82            --                 --            --       (1.80)%
         All contract charges                             --         2,649            $26,193          2.07%
   2014  Lowest contract charge 0.65% Class 4         $10.10            --                 --            --        4.45%
         Highest contract charge 1.70% Class 4        $10.00            --                 --            --        3.41%
         All contract charges                             --         1,029            $10,341          4.09%
   2013  Lowest contract charge 1.30% Class 4(b)      $ 9.71            --                 --            --       (2.80)%
         Highest contract charge 1.70% Class 4(b)     $ 9.67            --                 --            --       (3.20)%
         All contract charges                             --           150            $ 1,449          3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
   2016  Lowest contract charge 0.30% Class 4         $11.38            --                 --            --        0.09%
         Highest contract charge 1.25% Class 4        $11.04            --                 --            --       (0.81)%
         All contract charges                             --           386            $ 4,005          0.77%
   2015  Lowest contract charge 0.30% Class 4(d)      $11.37            --                 --            --        6.36%
         Highest contract charge 1.25% Class 4        $11.13            --                 --            --        5.30%
         All contract charges                             --           244            $ 2,669          1.33%
   2014  Lowest contract charge 1.20% Class 4         $10.57            --                 --            --        0.76%
         Highest contract charge 1.25% Class 4        $10.57            --                 --            --        0.76%
         All contract charges                             --           129            $ 1,356          2.11%
   2013  Lowest contract charge 1.20% Class 4(d)      $10.49            --                 --            --        4.48%
         Highest contract charge 1.25% Class 4(d)     $10.49            --                 --            --        4.48%
         All contract charges                             --             7            $    80          1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
   2016  Lowest contract charge 0.30% Class 4         $10.61            --                 --            --        1.53%
         Highest contract charge 1.70% Class 4        $11.47            --                 --            --        0.09%
         All contract charges                             --         1,083            $12,237          0.10%
   2015  Lowest contract charge 0.30% Class 4(d)      $10.45            --                 --            --       (0.29)%
         Highest contract charge 1.70% Class 4        $11.46            --                 --            --       (1.72)%
         All contract charges                             --         1,077            $12,084          0.00%
   2014  Lowest contract charge 1.20% Class 4         $10.37            --                 --            --        0.58%
         Highest contract charge 1.70% Class 4        $11.66            --                 --            --        0.17%
         All contract charges                             --           604            $ 6,910          0.10%
   2013  Lowest contract charge 1.25% Class 4(d)      $10.31            --                 --            --        3.31%
         Highest contract charge 1.70% Class 4(b)     $11.64            --                 --            --       15.94%
         All contract charges                             --           160            $ 1,859          0.34%

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
2016  Lowest contract charge 0.30% Class 4          $12.92            --                 --            --        10.90%
      Highest contract charge 1.25% Class 4         $12.54            --                 --            --         9.90%
      All contract charges                              --           505            $ 6,035          1.49%
2015  Lowest contract charge 0.30% Class 4(d)       $11.65            --                 --            --         0.95%
      Highest contract charge 1.25% Class 4         $11.41            --                 --            --        (0.09)%
      All contract charges                              --           371            $ 4,158          1.91%
2014  Lowest contract charge 1.20% Class 4          $11.42            --                 --            --         8.97%
      Highest contract charge 1.25% Class 4         $11.42            --                 --            --         8.97%
      All contract charges                              --           136            $ 1,561          2.38%
2013  Lowest contract charge 1.20% Class 4(d)       $10.48            --                 --            --         4.07%
      Highest contract charge 1.25% Class 4(d)      $10.48            --                 --            --         4.17%
      All contract charges                              --             6            $    65          0.21%
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
2016  Lowest contract charge 1.10% Class 4          $ 8.81            --                 --            --         0.11%
      Highest contract charge 1.25% Class 4         $ 8.99            --                 --            --        (0.11)%
      All contract charges                              --           361            $ 3,229          2.67%
2015  Lowest contract charge 1.10% Class 4(l)       $ 8.80            --                 --            --       (12.09)%
      Highest contract charge 1.25% Class 4         $ 9.00            --                 --            --        (7.02)%
      All contract charges                              --           319            $ 2,871          2.52%
2014  Lowest contract charge 1.20% Class 4          $ 9.68            --                 --            --        (4.63)%
      Highest contract charge 1.25% Class 4         $ 9.68            --                 --            --        (4.63)%
      All contract charges                              --           172            $ 1,662          5.12%
2013  Lowest contract charge 1.20% Class 4(d)       $10.15            --                 --            --         2.22%
      Highest contract charge 1.25% Class 4(d)      $10.15            --                 --            --         2.22%
      All contract charges                              --            12            $   125          0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
2016  Lowest contract charge 1.30% Class P-2        $12.00            --                 --            --         5.91%
      Highest contract charge 1.70% Class P-2       $11.81            --                 --            --         5.45%
      All contract charges                              --           484            $ 5,775          1.31%
2015  Lowest contract charge 1.30% Class P-2        $11.33            --                 --            --        (2.41)%
      Highest contract charge 1.70% Class P-2       $11.20            --                 --            --        (2.78)%
      All contract charges                              --           504            $ 5,699          1.50%
2014  Lowest contract charge 1.30% Class P-2        $11.61            --                 --            --         1.57%
      Highest contract charge 1.70% Class P-2       $11.52            --                 --            --         1.14%
      All contract charges                              --           489            $ 5,664          0.08%
2013  Lowest contract charge 1.00% Class P-2(b)     $11.43            --                 --            --        13.62%
      Highest contract charge 1.70% Class P-2(b)    $11.39            --                 --            --        13.22%
      All contract charges                              --           191            $ 2,180          1.77%
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2016  Lowest contract charge 0.30% Class 4          $ 9.36            --                 --            --         4.82%
      Highest contract charge 1.70% Class 4         $ 9.56            --                 --            --         3.24%
      All contract charges                              --         3,789            $36,229          0.67%
2015  Lowest contract charge 0.30% Class 4(d)       $ 8.93            --                 --            --        (3.67)%
      Highest contract charge 1.70% Class 4         $ 9.26            --                 --            --        (5.03)%
      All contract charges                              --         3,247            $29,955          0.58%
2014  Lowest contract charge 1.20% Class 4          $ 9.17            --                 --            --        (9.30)%
      Highest contract charge 1.70% Class 4         $ 9.75            --                 --            --        (9.64)%
      All contract charges                              --         2,069            $20,029          1.59%
2013  Lowest contract charge 1.20% Class 4(d)       $10.11            --                 --            --         1.61%
      Highest contract charge 1.70% Class 4(b)      $10.79            --                 --            --         7.79%
      All contract charges                              --           615            $ 6,625          3.55%
AXA 400 MANAGED VOLATILITY
2016  Lowest contract charge 0.65% Class B          $18.11            --                 --            --        18.91%
      Highest contract charge 1.70% Class B         $20.23            --                 --            --        17.68%
      All contract charges                              --         3,959            $78,033          0.74%
2015  Lowest contract charge 0.65% Class B          $15.23            --                 --            --        (3.73)%
      Highest contract charge 1.70% Class B         $17.19            --                 --            --        (4.76)%
      All contract charges                              --         4,241            $72,320          0.54%

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY (CONTINUED)
   2014  Lowest contract charge 0.65% Class B        $15.82            --                 --            --        8.06%
         Highest contract charge 1.70% Class B       $18.05            --                 --            --        6.93%
         All contract charges                            --         4,305           $ 77,669          0.40%
2013(w)  Lowest contract charge 0.65% Class B        $14.64            --                 --            --       30.83%
         Highest contract charge 1.70% Class B       $16.88            --                 --            --       29.45%
         All contract charges                            --         4,545           $ 76,952          0.16%
2012(v)  Lowest contract charge 1.65% Class II       $11.19            --                 --            --       15.72%
         Highest contract charge 1.70% Class II      $13.04            --                 --            --       14.49%
         All contract charges                            --         4,830           $ 63,475          0.23%
AXA 500 MANAGED VOLATILITY
   2016  Lowest contract charge 0.65% Class B        $18.00            --                 --            --       10.29%
         Highest contract charge 1.70% Class B       $18.49            --                 --            --        9.15%
         All contract charges                            --         9,491           $175,396          1.20%
   2015  Lowest contract charge 0.65% Class B        $16.32            --                 --            --       (0.24)%
         Highest contract charge 1.70% Class B       $16.94            --                 --            --       (1.34)%
         All contract charges                            --        10,031           $170,851          0.90%
   2014  Lowest contract charge 0.65% Class B        $16.36            --                 --            --       11.83%
         Highest contract charge 1.70% Class B       $17.17            --                 --            --       10.70%
         All contract charges                            --        10,706           $185,193          0.57%
2013(w)  Lowest contract charge 0.65% Class B        $14.63            --                 --            --       30.04%
         Highest contract charge 1.70% Class B       $15.51            --                 --            --       28.71%
         All contract charges                            --        11,690           $182,711          0.44%
2012(v)  Lowest contract charge 0.65% Class B        $11.25            --                 --            --       14.10%
         Highest contract charge 1.70% Class B       $12.05            --                 --            --       12.83%
         All contract charges                            --        12,550           $152,404          0.63%
AXA 2000 MANAGED VOLATILITY
   2016  Lowest contract charge 0.65% Class B        $17.34            --                 --            --       19.75%
         Highest contract charge 1.70% Class B       $19.85            --                 --            --       18.44%
         All contract charges                            --         3,941           $ 77,963          0.70%
   2015  Lowest contract charge 0.65% Class B        $14.48            --                 --            --       (5.73)%
         Highest contract charge 1.70% Class B       $16.76            --                 --            --       (6.68)%
         All contract charges                            --         4,452           $ 74,582          0.39%
   2014  Lowest contract charge 0.65% Class B        $15.36            --                 --            --        3.36%
         Highest contract charge 1.70% Class B       $17.96            --                 --            --        2.28%
         All contract charges                            --         4,617           $ 83,163          0.15%
2013(w)  Lowest contract charge 0.65% Class B        $14.86            --                 --            --       36.46%
         Highest contract charge 1.70% Class B       $17.56            --                 --            --       35.08%
         All contract charges                            --         4,681           $ 82,678          0.11%
2012(v)  Lowest contract charge 0.65% Class B        $10.89            --                 --            --       14.75%
         Highest contract charge 1.70% Class B       $13.00            --                 --            --       13.44%
         All contract charges                            --         5,328           $ 69,826          0.33%
AXA AGGRESSIVE ALLOCATION
   2016  Lowest contract charge 1.30% Class A        $15.86            --                 --            --        7.38%
         Highest contract charge 1.70% Class A       $15.41            --                 --            --        6.94%
         All contract charges                            --         1,146           $ 18,059          0.98%
   2015  Lowest contract charge 1.30% Class A        $14.77            --                 --            --       (3.02)%
         Highest contract charge 1.70% Class A       $14.41            --                 --            --       (3.42)%
         All contract charges                            --         1,184           $ 17,376          0.93%
   2014  Lowest contract charge 1.30% Class A        $15.23            --                 --            --        3.32%
         Highest contract charge 1.70% Class A       $14.92            --                 --            --        2.97%
         All contract charges                            --         1,348           $ 20,405          1.53%
2013(w)  Lowest contract charge 1.30% Class A        $14.74            --                 --            --       24.81%
         Highest contract charge 1.70% Class A       $14.49            --                 --            --       24.27%
         All contract charges                            --         1,469           $ 21,547          2.52%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.81            --                 --            --        2.96%
         Highest contract charge 1.65% Class A(a)    $11.68            --                 --            --        2.73%
         All contract charges                            --           194           $  2,281          3.61%

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA AGGRESSIVE ALLOCATION (CONTINUED)
2012(v)  Lowest contract charge 1.30% Class A        $11.81             --                 --           --       12.69%
         Highest contract charge 1.70% Class A       $11.66             --                 --           --       12.22%
         All contract charges                            --          1,253         $   14,748         0.83%
AXA AGGRESSIVE ALLOCATION
   2016  Lowest contract charge 1.10% Class B        $10.06             --                 --           --        7.59%
         Highest contract charge 1.25% Class B       $11.10             --                 --           --        7.35%
         All contract charges                            --            273         $    2,901         0.98%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.35             --                 --           --       (6.22)%
         Highest contract charge 1.25% Class B       $10.34             --                 --           --       (2.91)%
         All contract charges                            --            118         $    1,216         0.93%
   2014  Lowest contract charge 1.20% Class B        $10.66             --                 --           --        3.50%
         Highest contract charge 1.25% Class B       $10.65             --                 --           --        3.40%
         All contract charges                            --             94         $    1,006         1.53%
   2013  Lowest contract charge 1.25% Class B        $10.30             --                 --           --        2.59%
         Highest contract charge 1.25% Class B       $10.30             --                 --           --        2.59%
         All contract charges                            --              2         $       21         2.52%
AXA AGGRESSIVE STRATEGY
   2016  Lowest contract charge 1.30% Class B        $14.07             --                 --           --        7.73%
         Highest contract charge 1.70% Class B       $13.80             --                 --           --        7.23%
         All contract charges                            --        193,603         $2,709,398         1.09%
   2015  Lowest contract charge 1.30% Class B        $13.06             --                 --           --       (2.46)%
         Highest contract charge 1.70% Class B       $12.87             --                 --           --       (2.79)%
         All contract charges                            --        171,989         $2,236,469         1.43%
   2014  Lowest contract charge 1.30% Class B        $13.39             --                 --           --        4.86%
         Highest contract charge 1.70% Class B       $13.24             --                 --           --        4.42%
         All contract charges                            --        118,842         $1,585,315         1.99%
   2013  Lowest contract charge 1.30% Class B        $12.77             --                 --           --       21.85%
         Highest contract charge 1.70% Class B       $12.68             --                 --           --       21.34%
         All contract charges                            --         58,211         $  741,515         5.11%
   2012  Lowest contract charge 1.30% Class B(a)     $10.48             --                 --           --        3.25%
         Highest contract charge 1.70% Class B(a)    $10.45             --                 --           --        2.96%
         All contract charges                            --         11,834         $  123,880         2.25%
AXA BALANCED STRATEGY
   2016  Lowest contract charge 0.65% Class B        $12.77             --                 --           --        5.28%
         Highest contract charge 1.70% Class B       $13.03             --                 --           --        4.16%
         All contract charges                            --        206,228         $2,791,404         0.89%
   2015  Lowest contract charge 0.65% Class B        $12.13             --                 --           --       (1.30)%
         Highest contract charge 1.70% Class B       $12.51             --                 --           --       (2.34)%
         All contract charges                            --        194,842         $2,525,918         1.04%
   2014  Lowest contract charge 0.65% Class B        $12.29             --                 --           --        3.71%
         Highest contract charge 1.70% Class B       $12.81             --                 --           --        2.64%
         All contract charges                            --        168,531         $2,235,687         1.25%
2013(w)  Lowest contract charge 1.30% Class B        $12.69             --                 --           --       12.20%
         Highest contract charge 1.70% Class B       $12.48             --                 --           --       11.73%
         All contract charges                            --        128,062         $1,658,532         2.35%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.31             --                 --           --        1.71%
         Highest contract charge 1.70% Class B(a)    $11.17             --                 --           --        1.45%
         All contract charges                            --         15,246         $  171,809         1.82%
2012(v)  Lowest contract charge 1.30% Class B        $11.31             --                 --           --        7.10%
         Highest contract charge 1.70% Class B       $11.17             --                 --           --        6.69%
         All contract charges                            --        102,120         $1,228,875         0.83%
AXA CONSERVATIVE GROWTH STRATEGY
   2016  Lowest contract charge 0.65% Class B        $12.15             --                 --           --        4.20%
         Highest contract charge 1.70% Class B       $12.33             --                 --           --        3.18%
         All contract charges                            --        103,465         $1,320,323         0.90%

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
   2015  Lowest contract charge 0.65% Class B        $11.66            --                  --           --       (1.10)%
         Highest contract charge 1.70% Class B       $11.95            --                  --           --       (2.13)%
         All contract charges                            --        94,706          $1,168,745         0.99%
   2014  Lowest contract charge 0.65% Class B        $11.79            --                  --           --        3.15%
         Highest contract charge 1.70% Class B       $12.21            --                  --           --        2.01%
         All contract charges                            --        83,471          $1,051,381         1.11%
2013(w)  Lowest contract charge 0.65% Class B        $11.43            --                  --           --        9.80%
         Highest contract charge 1.70% Class B       $11.97            --                  --           --        8.62%
         All contract charges                            --        67,012          $  827,711         1.96%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.16            --                  --           --        1.45%
         Highest contract charge 1.70% Class B(a)    $11.02            --                  --           --        1.19%
         All contract charges                            --        10,259          $  114,078         1.85%
2012(v)  Lowest contract charge 0.65% Class B        $10.41            --                  --           --        6.55%
         Highest contract charge 1.70% Class B       $11.02            --                  --           --        5.45%
         All contract charges                            --        52,553          $  617,051         0.85%
AXA CONSERVATIVE STRATEGY
   2016  Lowest contract charge 0.65% Class B        $10.97            --                  --           --        2.14%
         Highest contract charge 1.70% Class B       $10.98            --                  --           --        1.01%
         All contract charges                            --        70,164          $  792,717         0.83%
   2015  Lowest contract charge 0.65% Class B        $10.74            --                  --           --       (0.83)%
         Highest contract charge 1.70% Class B       $10.87            --                  --           --       (1.81)%
         All contract charges                            --        62,480          $  696,974         0.88%
   2014  Lowest contract charge 0.65% Class B        $10.83            --                  --           --        1.98%
         Highest contract charge 1.70% Class B       $11.07            --                  --           --        0.82%
         All contract charges                            --        52,780          $  599,559         0.83%
2013(w)  Lowest contract charge 0.65% Class B        $10.62            --                  --           --        3.71%
         Highest contract charge 1.70% Class B       $10.98            --                  --           --        2.62%
         All contract charges                            --        43,555          $  490,129         1.18%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.84            --                  --           --        0.84%
         Highest contract charge 1.70% Class B(a)    $10.70            --                  --           --        0.47%
         All contract charges                            --         6,987          $   75,437         1.90%
2012(v)  Lowest contract charge 0.65% Class B        $10.24            --                  --           --        3.75%
         Highest contract charge 1.70% Class B       $10.70            --                  --           --        2.69%
         All contract charges                            --        38,516          $  430,809         0.91%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $13.39            --                  --           --        3.16%
         Highest contract charge 1.70% Class A       $13.01            --                  --           --        2.68%
         All contract charges                            --           467          $    6,204         0.95%
   2015  Lowest contract charge 1.30% Class A        $12.98            --                  --           --       (3.06)%
         Highest contract charge 1.70% Class A       $12.67            --                  --           --       (3.36)%
         All contract charges                            --           530          $    6,839         0.93%
   2014  Lowest contract charge 1.30% Class A        $13.39            --                  --           --        0.37%
         Highest contract charge 1.70% Class A       $13.11            --                  --           --       (0.08)%
         All contract charges                            --           562          $    7,487         1.04%
2013(w)  Lowest contract charge 1.30% Class A        $13.34            --                  --           --       18.79%
         Highest contract charge 1.70% Class A       $13.12            --                  --           --       18.30%
         All contract charges                            --           481               6,377         0.91%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.23            --                  --           --        4.86%
         Highest contract charge 1.70% Class A(a)    $11.09            --                  --           --        4.52%
         All contract charges                            --            52                 587         2.62%
2012(v)  Lowest contract charge 1.30% Class A        $11.23            --                  --           --       15.53%
         Highest contract charge 1.70% Class A       $11.09            --                  --           --       15.04%
         All contract charges                            --           344          $    3,855         1.40%
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $28.41            --                  --           --        3.12%
         Highest contract charge 1.70% Class B       $20.06            --                  --           --        2.71%
         All contract charges                            --           348               8,719         0.95%

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
   2015  Lowest contract charge 1.30% Class B        $27.55             --                 --           --       (2.99)%
         Highest contract charge 1.70% Class B       $19.53             --                 --           --       (3.41)%
         All contract charges                            --            328         $    8,040         0.93%
   2014  Lowest contract charge 1.30% Class B        $28.40             --                 --           --        0.35%
         Highest contract charge 1.70% Class B       $20.22             --                 --           --          --%
         All contract charges                            --            294         $    7,409         1.04%
2013(w)  Lowest contract charge 1.30% Class B        $28.30             --                 --           --       18.81%
         Highest contract charge 1.70% Class B       $20.22             --                 --           --       18.31%
         All contract charges                            --            271         $    6,844         0.91%
2012(v)  Lowest contract charge 0.95% Class B        $19.21             --                 --           --       15.86%
         Highest contract charge 1.90% Class B       $16.57             --                 --           --       14.75%
         All contract charges                            --         42,150         $  893,065         1.40%
AXA GROWTH STRATEGY
   2016  Lowest contract charge 0.65% Class B        $14.09             --                 --           --        7.39%
         Highest contract charge 1.70% Class B       $14.53             --                 --           --        6.21%
         All contract charges                            --        237,828         $3,616,245         1.00%
   2015  Lowest contract charge 0.65% Class B        $13.12             --                 --           --       (1.65)%
         Highest contract charge 1.70% Class B       $13.68             --                 --           --       (2.63)%
         All contract charges                            --        217,542         $3,107,504         1.26%
   2014  Lowest contract charge 0.65% Class B        $13.34             --                 --           --        4.96%
         Highest contract charge 1.70% Class B       $14.05             --                 --           --        3.84%
         All contract charges                            --        165,833         $2,437,544         1.66%
2013(w)  Lowest contract charge 0.65% Class B        $12.71             --                 --           --       19.45%
         Highest contract charge 1.70% Class B       $13.53             --                 --           --       18.17%
         All contract charges                            --        100,706         $1,440,835         3.63%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.60             --                 --           --        2.29%
         Highest contract charge 1.70% Class B(a)    $11.45             --                 --           --        1.96%
         All contract charges                            --         14,063         $  162,471         1.83%
2012(v)  Lowest contract charge 0.65% Class B        $10.64             --                 --           --       10.49%
         Highest contract charge 1.70% Class B       $11.45             --                 --           --        9.26%
         All contract charges                            --         77,432         $1,024,880         0.82%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $10.29             --                 --           --       (1.15)%
         Highest contract charge 1.70% Class A       $10.00             --                 --           --       (1.48)%
         All contract charges                            --            434         $    4,432         0.29%
   2015  Lowest contract charge 1.30% Class A        $10.41             --                 --           --       (5.54)%
         Highest contract charge 1.70% Class A       $10.15             --                 --           --       (5.93)%
         All contract charges                            --            445         $    4,593         0.06%
   2014  Lowest contract charge 1.30% Class A        $11.02             --                 --           --       (7.47)%
         Highest contract charge 1.70% Class A       $10.79             --                 --           --       (7.86)%
         All contract charges                            --            388         $    4,253         1.62%
2013(w)  Lowest contract charge 1.30% Class A        $11.91             --                 --           --       15.97%
         Highest contract charge 1.70% Class A       $11.71             --                 --           --       15.48%
         All contract charges                            --            285         $    3,370         0.92%
2012(u)  Lowest contract charge 1.30% Class A(a)     $10.27             --                 --           --        5.88%
         Highest contract charge 1.70% Class A(a)    $10.14             --                 --           --        5.52%
         All contract charges                            --             32         $      329         2.83%
2012(v)  Lowest contract charge 1.30% Class A        $10.27             --                 --           --       14.75%
         Highest contract charge 1.70% Class A       $10.14             --                 --           --       14.32%
         All contract charges                            --            250         $    2,555         1.44%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $14.32             --                 --           --       (1.10)%
         Highest contract charge 1.70% Class B       $11.41             --                 --           --       (1.47)%
         All contract charges                            --            545         $    7,273         0.29%
   2015  Lowest contract charge 1.30% Class B        $14.48             --                 --           --       (5.54)%
         Highest contract charge 1.70% Class B       $11.58             --                 --           --       (6.01)%
         All contract charges                            --            583         $    7,915         0.06%

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                       ---------- ----------------- ----------------- ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
   2014    Lowest contract charge 1.30% Class B          $15.33            --                 --            --       (7.48)%
           Highest contract charge 1.70% Class B         $12.32            --                 --            --       (7.85)%
           All contract charges                              --           545           $  7,822          1.62
2013(w)    Lowest contract charge 1.30% Class B          $16.57            --                 --            --       16.04%
           Highest contract charge 1.70% Class B         $13.37            --                 --            --       15.56%
           All contract charges                              --           294           $  4,557          0.92%
2012(v)    Lowest contract charge 0.95% Class B          $12.84            --                 --            --       15.26%
           Highest contract charge 1.90% Class B         $11.25            --                 --            --       14.10%
           All contract charges                              --        47,756           $629,076          1.44%
AXA INTERNATIONAL MANAGED VOLATILITY
   2016    Lowest contract charge 0.65% Class B          $10.19            --                 --            --       (0.78)%
           Highest contract charge 1.70% Class B         $10.03            --                 --            --       (1.76)%
           All contract charges                              --        10,749           $109,748          1.23%
   2015    Lowest contract charge 0.65% Class B          $10.27            --                 --            --       (3.02)%
           Highest contract charge 1.70% Class B         $10.21            --                 --            --       (4.13)%
           All contract charges                              --        11,114           $115,259          0.04%
   2014    Lowest contract charge 0.65% Class B          $10.59            --                 --            --       (7.11)%
           Highest contract charge 1.70% Class B         $10.65            --                 --            --       (8.03)%
           All contract charges                              --        11,094           $119,622          0.84%
2013(w)    Lowest contract charge 0.65% Class B          $11.40            --                 --            --       20.38%
           Highest contract charge 1.70% Class B         $11.58            --                 --            --       19.01%
           All contract charges                              --        10,689           $125,030          0.00%
2012(v)    Lowest contract charge 0.65% Class B          $ 9.47            --                 --            --       15.77%
           Highest contract charge 1.70% Class B         $ 9.73            --                 --            --       14.61%
           All contract charges                              --        11,384           $111,566          0.65%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class A          $10.28            --                 --            --       (0.48)%
           Highest contract charge 1.70% Class A         $ 9.98            --                 --            --       (0.99)%
           All contract charges                              --           306           $  3,115          0.45%
   2015    Lowest contract charge 1.30% Class A          $10.33            --                 --            --       (4.44)%
           Highest contract charge 1.70% Class A         $10.08            --                 --            --       (4.82)%
           All contract charges                              --           359           $  3,686          0.10%
   2014    Lowest contract charge 1.30% Class A          $10.81            --                 --            --       (8.39)%
           Highest contract charge 1.70% Class A         $10.59            --                 --            --       (8.71)%
           All contract charges                              --           375           $  4,031          1.63%
2013(w)    Lowest contract charge 1.30% Class A          $11.80            --                 --            --       17.76%
           Highest contract charge 1.70% Class A         $11.60            --                 --            --       17.29%
           All contract charges                              --           356           $  4,177          1.19%
2012(u)    Lowest contract charge 1.30% Class A(a)       $10.02            --                 --            --        7.40%
           Highest contract charge 1.65% Class A(a)      $ 9.91            --                 --            --        7.14%
           All contract charges                              --            11           $    106          4.45%
2012(v)    Lowest contract charge 1.30% Class A          $10.02            --                 --            --       15.97%
           Highest contract charge 1.70% Class A         $ 9.89            --                 --            --       15.40%
           All contract charges                              --           371           $  3,701          1.78%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class B          $20.10            --                 --            --        8.41%
           Highest contract charge 1.70% Class B         $14.50            --                 --            --        7.97%
           All contract charges                              --           509           $  9,344          1.19%
   2015    Lowest contract charge 1.30% Class B          $18.54            --                 --            --       (0.96)%
           Highest contract charge 1.70% Class B         $13.43            --                 --            --       (1.40)%
           All contract charges                              --           493           $  8,225          1.05%
   2014    Lowest contract charge 1.30% Class B          $18.72            --                 --            --       10.18%
           Highest contract charge 1.70% Class B         $13.62            --                 --            --        9.75%
           All contract charges                              --           464           $  7,756          1.24%
2013(w)    Lowest contract charge 1.30% Class B          $16.99            --                 --            --       29.79%
           Highest contract charge 1.70% Class B         $12.41            --                 --            --       29.27%
           All contract charges                              --           222           $  3,386          0.59%

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY (CONTINUED)
2012(v)  Lowest contract charge 0.95% Class B        $10.67            --                 --            --       13.87%
         Highest contract charge 1.90% Class B       $ 9.33            --                 --            --       12.82%
         All contract charges                            --        12,776           $137,932          1.12%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $19.48            --                 --            --        4.17%
         Highest contract charge 1.70% Class A       $18.92            --                 --            --        3.73%
         All contract charges                            --           274           $  5,298          0.56%
   2015  Lowest contract charge 1.30% Class A        $18.70            --                 --            --        2.69%
         Highest contract charge 1.70% Class A       $18.24            --                 --            --        2.24%
         All contract charges                            --           314           $  5,839          0.30%
   2014  Lowest contract charge 1.30% Class A        $18.21            --                 --            --        9.63%
         Highest contract charge 1.70% Class A       $17.84            --                 --            --        9.25%
         All contract charges                            --           289           $  5,230          0.24%
2013(w)  Lowest contract charge 1.30% Class A        $16.61            --                 --            --       33.63%
         Highest contract charge 1.70% Class A       $16.33            --                 --            --       33.09%
         All contract charges                            --           205           $  3,406          0.19%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.43            --                 --            --       (1.74)%
         Highest contract charge 1.65% Class A(a)    $12.29            --                 --            --       (1.99)%
         All contract charges                            --            11           $    139          1.35%
2012(v)  Lowest contract charge 1.30% Class A        $12.43            --                 --            --       12.29%
         Highest contract charge 1.70% Class A       $12.27            --                 --            --       11.75%
         All contract charges                            --           147           $  1,825          0.56%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $22.74            --                 --            --        4.17%
         Highest contract charge 1.70% Class B       $24.49            --                 --            --        3.73%
         All contract charges                            --           733           $ 16,909          0.56%
   2015  Lowest contract charge 1.30% Class B        $21.83            --                 --            --        2.68%
         Highest contract charge 1.70% Class B       $23.61            --                 --            --        2.25%
         All contract charges                            --           772           $ 17,200          0.30%
   2014  Lowest contract charge 1.30% Class B        $21.26            --                 --            --        9.64%
         Highest contract charge 1.70% Class B       $23.09            --                 --            --        9.22%
         All contract charges                            --           720           $ 15,801          0.24%
2013(w)  Lowest contract charge 1.30% Class B        $19.39            --                 --            --       33.63%
         Highest contract charge 1.70% Class B       $21.14            --                 --            --       33.04%
         All contract charges                            --           446           $  8,930          0.19%
2012(v)  Lowest contract charge 0.95% Class B        $17.90            --                 --            --       12.65%
         Highest contract charge 1.90% Class B       $15.39            --                 --            --       11.60%
         All contract charges                            --        33,585           $512,891          0.56%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $19.15            --                 --            --       13.85%
         Highest contract charge 1.70% Class A       $18.60            --                 --            --       13.35%
         All contract charges                            --           489           $  9,281          1.79%
   2015  Lowest contract charge 1.30% Class A        $16.82            --                 --            --       (5.24)%
         Highest contract charge 1.70% Class A       $16.41            --                 --            --       (5.64)%
         All contract charges                            --           976           $ 16,144          2.25%
   2014  Lowest contract charge 1.30% Class A        $17.75            --                 --            --       10.73%
         Highest contract charge 1.70% Class A       $17.39            --                 --            --       10.34%
         All contract charges                            --           349           $  6,155          1.87%
2013(w)  Lowest contract charge 1.30% Class A        $16.03            --                 --            --       30.75%
         Highest contract charge 1.70% Class A       $15.76            --                 --            --       30.25%
         All contract charges                            --           185           $  2,945          1.14%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.26            --                 --            --        4.16%
         Highest contract charge 1.65% Class A(a)    $12.12            --                 --            --        3.86%
         All contract charges                            --            15           $    188          3.57%
2012(v)  Lowest contract charge 1.30% Class A        $12.26            --                 --            --       14.37%
         Highest contract charge 1.70% Class A       $12.10            --                 --            --       13.83%
         All contract charges                            --           127           $  1,541          1.54%

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $17.76            --                 --            --       13.85%
         Highest contract charge 1.70% Class B       $19.46            --                 --            --       13.40%
         All contract charges                            --           811           $ 14,619          1.79%
   2015  Lowest contract charge 1.30% Class B        $15.60            --                 --            --       (5.28)%
         Highest contract charge 1.70% Class B       $17.16            --                 --            --       (5.66)%
         All contract charges                            --           817           $ 12,896          2.25%
   2014  Lowest contract charge 1.30% Class B        $16.47            --                 --            --       10.76%
         Highest contract charge 1.70% Class B       $18.19            --                 --            --       10.31%
         All contract charges                            --           805           $ 13,433          1.87%
2013(w)  Lowest contract charge 1.30% Class B        $14.87            --                 --            --       30.78%
         Highest contract charge 1.70% Class B       $16.49            --                 --            --       30.25%
         All contract charges                            --           311           $  4,740          1.14%
2012(v)  Lowest contract charge 0.95% Class B        $14.19            --                 --            --       14.71%
         Highest contract charge 1.90% Class B       $12.28            --                 --            --       13.60%
         All contract charges                            --        80,831           $983,911          1.54%
AXA MID CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $21.21            --                 --            --       16.09%
         Highest contract charge 1.70% Class A       $20.61            --                 --            --       15.66%
         All contract charges                            --           216           $  4,560          1.36%
   2015  Lowest contract charge 1.30% Class A        $18.27            --                 --            --       (4.79)%
         Highest contract charge 1.70% Class A       $17.82            --                 --            --       (5.16)%
         All contract charges                            --           199           $  3,604          0.85%
   2014  Lowest contract charge 1.30% Class A        $19.19            --                 --            --        9.47%
         Highest contract charge 1.70% Class A       $18.79            --                 --            --        8.99%
         All contract charges                            --           172           $  3,272          0.63%
2013(w)  Lowest contract charge 1.30% Class A        $17.53            --                 --            --       31.31%
         Highest contract charge 1.70% Class A       $17.24            --                 --            --       30.80%
         All contract charges                            --           105           $  1,821          0.50%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.35            --                 --            --        4.71%
         Highest contract charge 1.65% Class A(a)    $13.20            --                 --            --        4.43%
         All contract charges                            --            14           $    194          2.68%
2012(v)  Lowest contract charge 1.30% Class A        $13.35            --                 --            --       17.11%
         Highest contract charge 1.70% Class A       $13.18            --                 --            --       16.64%
         All contract charges                            --            57           $    764          1.20%
AXA MID CAP VALUE MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $24.42            --                 --            --       16.12%
         Highest contract charge 1.70% Class B       $25.43            --                 --            --       15.64%
         All contract charges                            --           515           $ 12,477          1.36%
   2015  Lowest contract charge 1.30% Class B        $21.03            --                 --            --       (4.76)%
         Highest contract charge 1.70% Class B       $21.99            --                 --            --       (5.17)%
         All contract charges                            --           429           $  8,993          0.85%
   2014  Lowest contract charge 1.30% Class B        $22.08            --                 --            --        9.42%
         Highest contract charge 1.70% Class B       $23.19            --                 --            --        8.98%
         All contract charges                            --           322           $  7,158          0.63%
2013(w)  Lowest contract charge 1.30% Class B        $20.18            --                 --            --       31.38%
         Highest contract charge 1.70% Class B       $21.28            --                 --            --       30.87%
         All contract charges                            --           251           $  5,120          0.50%
2012(v)  Lowest contract charge 0.95% Class B        $18.32            --                 --            --       17.51%
         Highest contract charge 1.90% Class B       $15.75            --                 --            --       16.32%
         All contract charges                            --        60,166           $946,778          1.20%
AXA MODERATE ALLOCATION
   2016  Lowest contract charge 1.30% Class A        $13.15            --                 --            --        3.95%
         Highest contract charge 1.70% Class A       $12.78            --                 --            --        3.57%
         All contract charges                            --         7,444           $ 97,273          0.97%
   2015  Lowest contract charge 1.30% Class A        $12.65            --                 --            --       (2.17)%
         Highest contract charge 1.70% Class A       $12.34            --                 --            --       (2.53)%
         All contract charges                            --         7,426           $ 93,368          0.93%

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
   2014  Lowest contract charge 1.30% Class A        $12.93             --                 --           --        1.73%
         Highest contract charge 1.70% Class A       $12.66             --                 --           --        1.28%
         All contract charges                            --          6,400         $   82,370         1.26%
2013(w)  Lowest contract charge 1.30% Class A        $12.71             --                 --           --       11.59%
         Highest contract charge 1.70% Class A       $12.50             --                 --           --       11.21%
         All contract charges                            --          5,089         $   64,425         1.93%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.39             --                 --           --        1.97%
         Highest contract charge 1.70% Class A(a)    $11.24             --                 --           --        1.63%
         All contract charges                            --            671         $    7,626         1.55%
2012(v)  Lowest contract charge 1.30% Class A        $11.39             --                 --           --        7.45%
         Highest contract charge 1.70% Class A       $11.24             --                 --           --        6.95%
         All contract charges                            --          3,113         $       --         0.76%
AXA MODERATE ALLOCATION
   2016  Lowest contract charge 1.10% Class B        $ 9.97             --                 --           --        4.18%
         Highest contract charge 1.25% Class B       $10.49             --                 --           --        4.07%
         All contract charges                            --          3,079         $   31,796         0.97%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.57             --                 --           --       (4.01)%
         Highest contract charge 1.25% Class B       $10.08             --                 --           --       (2.14)%
         All contract charges                            --          1,656         $   16,584         0.93%
   2014  Lowest contract charge 1.20% Class B        $10.30             --                 --           --        1.78%
         Highest contract charge 1.25% Class B       $10.30             --                 --           --        1.78%
         All contract charges                            --            643         $    6,617         1.26%
   2013  Lowest contract charge 1.20% Class B(d)     $10.12             --                 --           --        1.10%
         Highest contract charge 1.25% Class B(d)    $10.12             --                 --           --        1.10%
         All contract charges                            --             30         $      299         1.93%
AXA MODERATE GROWTH STRATEGY
   2016  Lowest contract charge 0.65% Class B        $13.43             --                 --           --        6.42%
         Highest contract charge 1.70% Class B       $13.78             --                 --           --        5.27%
         All contract charges                            --        412,040         $5,886,347         0.93%
   2015  Lowest contract charge 0.65% Class B        $12.62             --                 --           --       (1.48)%
         Highest contract charge 1.70% Class B       $13.09             --                 --           --       (2.46)%
         All contract charges                            --        398,866         $5,398,722         1.10%
   2014  Lowest contract charge 0.65% Class B        $12.81             --                 --           --        4.32%
         Highest contract charge 1.70% Class B       $13.42             --                 --           --        3.23%
         All contract charges                            --        357,621         $4,954,307         1.33%
2013(w)  Lowest contract charge 0.65% Class B        $12.28             --                 --           --       16.18%
         Highest contract charge 1.70% Class B       $13.00             --                 --           --       14.84%
         All contract charges                            --        290,011         $3,891,368         2.54%
2012(u)  Lowest contract charge 1.30% Class B(a)     $11.46             --                 --           --        1.96%
         Highest contract charge 1.70% Class B(a)    $11.32             --                 --           --        1.71%
         All contract charges                            --         27,322         $  312,066         1.69%
2012(v)  Lowest contract charge 0.65% Class B        $10.57             --                 --           --        9.08%
         Highest contract charge 1.70% Class B       $11.32             --                 --           --        8.02%
         All contract charges                            --        245,253         $2,970,451         0.75%
AXA MODERATE-PLUS ALLOCATION
   2016  Lowest contract charge 1.30% Class A        $14.51             --                 --           --        5.91%
         Highest contract charge 1.70% Class A       $14.09             --                 --           --        5.39%
         All contract charges                            --          2,447         $   35,296         0.91%
   2015  Lowest contract charge 1.30% Class A        $13.70             --                 --           --       (2.56)%
         Highest contract charge 1.70% Class A       $13.37             --                 --           --       (2.90)%
         All contract charges                            --          2,757         $   37,605         0.93%
   2014  Lowest contract charge 1.30% Class A        $14.06             --                 --           --        2.40%
         Highest contract charge 1.70% Class A       $13.77             --                 --           --        2.00%
         All contract charges                            --          2,942         $   41,212         1.39%
2013(w)  Lowest contract charge 1.30% Class A        $13.73             --                 --           --       18.26%
         Highest contract charge 1.70% Class A       $13.50             --                 --           --       17.70%
         All contract charges                            --          3,055         $   41,813         2.05%

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.61            --                 --            --         2.47%
         Highest contract charge 1.70% Class A(a)    $11.47            --                 --            --         2.23%
         All contract charges                            --           398            $ 4,611          1.62%
2012(v)  Lowest contract charge 1.30% Class A        $11.61            --                 --            --        10.05%
         Highest contract charge 1.70% Class A       $11.47            --                 --            --         9.66%
         All contract charges                            --         2,788            $32,283          0.77%
AXA MODERATE-PLUS ALLOCATION
   2016  Lowest contract charge 1.10% Class B        $10.04            --                 --            --         6.13%
         Highest contract charge 1.25% Class B       $10.81            --                 --            --         5.98%
         All contract charges                            --         1,404            $14,859          0.91%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.46            --                 --            --        (5.12)%
         Highest contract charge 1.25% Class B       $10.20            --                 --            --        (2.49)%
         All contract charges                            --           898            $ 9,049          0.93%
   2014  Lowest contract charge 1.20% Class B        $10.47            --                 --            --         2.55%
         Highest contract charge 1.25% Class B       $10.46            --                 --            --         2.45%
         All contract charges                            --           594            $ 6,215          1.39%
   2013  Lowest contract charge 1.20% Class B(d)     $10.21            --                 --            --         1.90%
         Highest contract charge 1.25% Class B(d)    $10.21            --                 --            --         1.90%
         All contract charges                            --            47            $   481          2.05%
AXA NATURAL RESOURCES
   2016  Lowest contract charge 1.10% Class B        $ 9.11            --                 --            --        28.13%
         Highest contract charge 1.70% Class B       $ 8.20            --                 --            --        27.33%
         All contract charges                            --           684            $ 5,680          3.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 7.11            --                 --            --       (25.63)%
         Highest contract charge 1.70% Class B       $ 6.44            --                 --            --       (27.07)%
         All contract charges                            --           324            $ 2,098          2.38%
   2014  Lowest contract charge 1.20% Class B        $ 8.65            --                 --            --       (13.84)%
         Highest contract charge 1.70% Class B       $ 8.83            --                 --            --       (14.19)%
         All contract charges                            --           157            $ 1,387          1.45%
   2013  Lowest contract charge 1.30% Class B(b)     $10.33            --                 --            --         3.61%
         Highest contract charge 1.70% Class B(b)    $10.29            --                 --            --         3.21%
         All contract charges                            --            38            $   393          1.47%
AXA REAL ESTATE
   2016  Lowest contract charge 0.65% Class B        $10.34            --                 --            --         3.92%
         Highest contract charge 1.70% Class B       $10.96            --                 --            --         2.81%
         All contract charges                            --         1,120            $12,295          0.74%
   2015  Lowest contract charge 0.65% Class B        $ 9.95            --                 --            --        (2.64)%
         Highest contract charge 1.70% Class B       $10.66            --                 --            --        (3.62)%
         All contract charges                            --           858            $ 9,155          0.65%
   2014  Lowest contract charge 0.65% Class B        $10.22            --                 --            --        15.87%
         Highest contract charge 1.70% Class B       $11.06            --                 --            --        14.61%
         All contract charges                            --           522            $ 5,787          8.97%
   2013  Lowest contract charge 1.30% Class B(b)     $ 9.68            --                 --            --        (3.39)%
         Highest contract charge 1.70% Class B(b)    $ 9.65            --                 --            --        (3.69)%
         All contract charges                            --           152            $ 1,467          3.06%
AXA SMARTBETA EQUITY
   2016  Lowest contract charge 1.10% Class B        $10.10            --                 --            --         4.66%
         Highest contract charge 1.25% Class B       $11.33            --                 --            --         4.62%
         All contract charges                            --            87            $   955          1.44%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.65            --                 --            --        (3.02)%
         Highest contract charge 1.25% Class B       $10.83            --                 --            --        (0.18)%
         All contract charges                            --            65            $   698          1.33%
   2014  Lowest contract charge 1.20% Class B(e)     $10.86            --                 --            --         5.95%
         Highest contract charge 1.25% Class B(e)    $10.85            --                 --            --         5.85%
         All contract charges                            --            30            $   328          1.90%

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA ULTRA CONSERVATIVE STRATEGY
   2016  Lowest contract charge 1.30% Class B        $10.10             --                 --           --        0.10%
         Highest contract charge 1.70% Class B       $ 9.89             --                 --           --       (0.30)%
         All contract charges                            --         23,917         $  239,324         0.22%
   2015  Lowest contract charge 1.30% Class B        $10.09             --                 --           --       (1.37)%
         Highest contract charge 1.70% Class B       $ 9.92             --                 --           --       (1.68)%
         All contract charges                            --          4,601         $   46,148         1.60%
   2014  Lowest contract charge 1.30% Class B        $10.23             --                 --           --        0.59%
         Highest contract charge 1.70% Class B       $10.09             --                 --           --        0.20%
         All contract charges                            --            256         $    2,600         1.04%
2013(w)  Lowest contract charge 1.30% Class B        $10.17             --                 --           --        0.79%
         Highest contract charge 1.70% Class B       $10.07             --                 --           --        0.30%
         All contract charges                            --             39         $      397         0.78%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.09             --                 --           --       (0.69)%
         Highest contract charge 1.55% Class B(a)    $10.06             --                 --           --       (0.89)%
         All contract charges                            --             --         $        2         1.49%
2012(v)  Lowest contract charge 1.30% Class B        $10.09             --                 --           --        0.40%
         Highest contract charge 1.70% Class B       $10.04             --                 --           --          --%
         All contract charges                            --             19         $       --         0.65%
AXA/AB DYNAMIC GROWTH
   2016  Lowest contract charge 1.30% Class B        $ 9.69             --                 --           --        2.65%
         Highest contract charge 1.70% Class B       $ 9.63             --                 --           --        2.23%
         All contract charges                            --         35,001         $  338,902         0.34%
   2015  Lowest contract charge 1.30% Class B(l)     $ 9.44             --                 --           --       (5.22)%
         Highest contract charge 1.70% Class B(l)    $ 9.42             --                 --           --       (5.42)%
         All contract charges                            --         15,626         $  147,439         0.28%
AXA/AB DYNAMIC MODERATE GROWTH
   2016  Lowest contract charge 0.30% Class B(d)     $10.91             --                 --           --        3.41%
         Highest contract charge 1.70% Class B       $11.77             --                 --           --        1.99%
         All contract charges                            --        209,957         $2,508,401         0.40%
   2015  Lowest contract charge 0.65% Class B        $12.15             --                 --           --       (1.22)%
         Highest contract charge 1.70% Class B       $11.54             --                 --           --       (2.29)%
         All contract charges                            --        207,777         $2,426,133         0.78%
   2014  Lowest contract charge 0.65% Class B        $12.30             --                 --           --        4.06%
         Highest contract charge 1.70% Class B       $11.81             --                 --           --        2.96%
         All contract charges                            --        170,494         $2,031,930         0.95%
2013(w)  Lowest contract charge 0.65% Class B        $11.82             --                 --           --       15.43%
         Highest contract charge 1.70% Class B       $11.47             --                 --           --       14.24%
         All contract charges                            --        115,146         $1,329,120         0.37%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.12             --                 --           --        1.10%
         Highest contract charge 1.70% Class B(a)    $10.04             --                 --           --        0.80%
         All contract charges                            --         21,714         $  219,067         0.86%
2012(v)  Lowest contract charge 0.65% Class B        $10.24             --                 --           --        7.00%
         Highest contract charge 1.70% Class B       $10.04             --                 --           --        5.91%
         All contract charges                            --         33,558         $  338,311         0.61%
AXA/AB SHORT DURATION GOVERNMENT BOND
   2016  Lowest contract charge 1.10% Class B        $ 9.79             --                 --           --       (0.91)%
         Highest contract charge 1.25% Class B       $ 9.52             --                 --           --       (1.04)%
         All contract charges                            --            173         $    1,662         0.10%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.88             --                 --           --       (1.10)%
         Highest contract charge 1.25% Class B       $ 9.62             --                 --           --       (1.74)%
         All contract charges                            --            120         $    1,167         0.00%
   2014  Lowest contract charge 1.20% Class B        $ 9.80             --                 --           --       (1.71)%
         Highest contract charge 1.25% Class B       $ 9.79             --                 --           --       (1.81)%
         All contract charges                            --             57         $      560         0.00%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.97             --                 --           --       (0.20)%
         Highest contract charge 1.25% Class B(d)    $ 9.97             --                 --           --       (0.20)%
         All contract charges                            --             23         $      229         0.00%

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/AB SMALL CAP GROWTH
   2016  Lowest contract charge 0.65% Class A        $18.66            --                 --            --       11.87%
         Highest contract charge 1.70% Class A       $22.88            --                 --            --       10.69%
         All contract charges                            --         1,730           $ 40,211          0.40%
   2015  Lowest contract charge 0.65% Class A        $16.68            --                 --            --       (3.53)%
         Highest contract charge 1.70% Class A       $20.67            --                 --            --       (4.57)%
         All contract charges                            --         1,447           $ 30,413          0.05%
   2014  Lowest contract charge 0.65% Class A        $17.29            --                 --            --        2.86%
         Highest contract charge 1.70% Class A       $21.66            --                 --            --        1.83%
         All contract charges                            --         1,187           $ 26,079          0.07%
2013(w)  Lowest contract charge 0.65% Class A        $16.81            --                 --            --       37.34%
         Highest contract charge 1.70% Class A       $21.27            --                 --            --       35.82%
         All contract charges                            --           980           $ 21,064          0.06%
2012(u)  Lowest contract charge 1.30% Class A(a)     $15.86            --                 --            --        1.47%
         Highest contract charge 1.70% Class A(a)    $15.66            --                 --            --        1.16%
         All contract charges                            --           152           $  2,377          0.57%
2012(v)  Lowest contract charge 0.65% Class A        $12.24            --                 --            --       14.82%
         Highest contract charge 1.70% Class A       $15.66            --                 --            --       13.64%
         All contract charges                            --           407           $  6,446          0.22%
AXA/AB SMALL CAP GROWTH
   2016  Lowest contract charge 0.30% Class B        $11.62            --                 --            --       12.16%
         Highest contract charge 1.70% Class B       $31.02            --                 --            --       10.67%
         All contract charges                            --           927           $ 18,137          0.40%
   2015  Lowest contract charge 0.30% Class B(d)     $10.36            --                 --            --       (3.18)%
         Highest contract charge 1.70% Class B       $28.03            --                 --            --       (4.56)%
         All contract charges                            --           913           $ 17,098          0.05%
   2014  Lowest contract charge 1.20% Class B        $10.58            --                 --            --        2.32%
         Highest contract charge 1.70% Class B       $29.37            --                 --            --        1.80%
         All contract charges                            --           741           $ 15,872          0.07%
2013(w)  Lowest contract charge 1.20% Class B(d)     $10.34            --                 --            --        4.23%
         Highest contract charge 1.70% Class B       $28.85            --                 --            --       35.83%
         All contract charges                            --           486           $ 12,294          0.06%
2012(v)  Lowest contract charge 0.95% Class B        $23.92            --                 --            --       14.45%
         Highest contract charge 1.90% Class B       $20.57            --                 --            --       13.40%
         All contract charges                            --        23,849           $463,084          0.22%
AXA/CLEARBRIDGE VARIABLE LARGE CAP GROWTH
   2016  Lowest contract charge 1.30% Class B        $14.43            --                 --            --       (0.41)%
         Highest contract charge 1.70% Class B       $14.09            --                 --            --       (0.84)%
         All contract charges                            --         4,991           $ 75,699          0.00%
   2015  Lowest contract charge 1.30% Class B        $14.49            --                 --            --       (0.07)%
         Highest contract charge 1.70% Class B       $14.21            --                 --            --       (0.42)%
         All contract charges                            --         5,919           $ 89,723          0.00%
   2014  Lowest contract charge 1.30% Class B        $14.50            --                 --            --        2.47%
         Highest contract charge 1.70% Class B       $14.27            --                 --            --        2.00%
         All contract charges                            --         6,403           $ 97,019          0.00%
2013(w)  Lowest contract charge 1.30% Class B        $14.15            --                 --            --       37.25%
         Highest contract charge 1.70% Class B       $13.99            --                 --            --       36.75%
         All contract charges                            --         5,150           $ 76,479          0.00%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.31            --                 --            --       (0.48)%
         Highest contract charge 1.70% Class B(a)    $10.23            --                 --            --       (0.78)%
         All contract charges                            --           775           $  7,971          0.03%
2012(v)  Lowest contract charge 0.95% Class B        $13.08            --                 --            --       19.23%
         Highest contract charge 1.90% Class B       $11.43            --                 --            --       18.08%
         All contract charges                            --        43,932           $634,754          0.01%
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND
   2016  Lowest contract charge 1.10% Class B        $10.17            --                 --            --        3.78%
         Highest contract charge 1.70% Class B       $10.02            --                 --            --        3.09%
         All contract charges                            --           708           $  7,166          4.08%

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND (CONTINUED)
   2015     Lowest contract charge 1.10% Class B(m)        $ 9.80            --                 --            --       (1.90)%
            Highest contract charge 1.70% Class B(l)       $ 9.72            --                 --            --       (2.99)%
            All contract charges                               --           163           $  1,588          4.54%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2016     Lowest contract charge 1.30% Class A           $15.24            --                 --            --        9.01%
            Highest contract charge 1.70% Class A          $14.80            --                 --            --        8.58%
            All contract charges                               --           289           $  4,352          2.58%
   2015     Lowest contract charge 1.30% Class A           $13.98            --                 --            --       (4.25)%
            Highest contract charge 1.70% Class A          $13.63            --                 --            --       (4.69)%
            All contract charges                               --           263           $  3,656          2.29%
   2014     Lowest contract charge 1.30% Class A           $14.60            --                 --            --        4.81%
            Highest contract charge 1.70% Class A          $14.30            --                 --            --        4.38%
            All contract charges                               --           268           $  3,905          2.50%
2013(w)     Lowest contract charge 1.30% Class A           $13.93            --                 --            --       13.07%
            Highest contract charge 1.70% Class A          $13.70            --                 --            --       12.66%
            All contract charges                               --           213           $  2,948          2.60%
2012(u)     Lowest contract charge 1.30% Class A(a)        $12.32            --                 --            --        3.79%
            Highest contract charge 1.70% Class A(a)       $12.16            --                 --            --        3.49%
            All contract charges                               --            32           $    397          9.85%
2012(v)     Lowest contract charge 1.30% Class A           $12.32            --                 --            --        9.80%
            Highest contract charge 1.70% Class A          $12.16            --                 --            --        9.25%
            All contract charges                               --           133           $  1,638          3.26%
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2016     Lowest contract charge 1.30% Class B           $13.42            --                 --            --        9.02%
            Highest contract charge 1.70% Class B          $12.87            --                 --            --        8.52%
            All contract charges                               --           397           $  5,258          2.58%
   2015     Lowest contract charge 1.30% Class B           $12.31            --                 --            --       (4.35)%
            Highest contract charge 1.70% Class B          $11.86            --                 --            --       (4.66)%
            All contract charges                               --           421           $  5,107          2.29%
   2014     Lowest contract charge 1.30% Class B           $12.87            --                 --            --        4.89%
            Highest contract charge 1.70% Class B          $12.44            --                 --            --        4.45%
            All contract charges                               --           445           $  5,631          2.50%
2013(w)     Lowest contract charge 1.30% Class B           $12.27            --                 --            --       13.09%
            Highest contract charge 1.70% Class B          $11.91            --                 --            --       12.57%
            All contract charges                               --           397           $  4,815          2.60%
2012(v)     Lowest contract charge 0.95% Class B           $11.10            --                 --            --       10.23%
            Highest contract charge 1.80% Class B          $10.51            --                 --            --        9.25%
            All contract charges                               --        58,584           $627,808          3.26%
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2016     Lowest contract charge 1.30% Class A           $20.74            --                 --            --       23.31%
            Highest contract charge 1.70% Class A          $20.14            --                 --            --       22.73%
            All contract charges                               --           150           $  3,089          0.37%
   2015     Lowest contract charge 1.30% Class A           $16.82            --                 --            --       (7.79)%
            Highest contract charge 1.70% Class A          $16.41            --                 --            --       (8.12)%
            All contract charges                               --           153           $  2,567          0.23%
   2014     Lowest contract charge 1.30% Class A           $18.24            --                 --            --        0.83%
            Highest contract charge 1.70% Class A          $17.86            --                 --            --        0.39%
            All contract charges                               --           171           $  3,093          0.02%
2013(w)     Lowest contract charge 1.30% Class A           $18.09            --                 --            --       34.90%
            Highest contract charge 1.70% Class A          $17.79            --                 --            --       34.37%
            All contract charges                               --           230           $  4,119          0.12%
2012(u)     Lowest contract charge 1.30% Class A(a)        $13.41            --                 --            --        5.18%
            Highest contract charge 1.70% Class A(a)       $13.24            --                 --            --        4.91%
            All contract charges                               --            27           $    362          1.79%
2012(v)     Lowest contract charge 1.30% Class A           $13.41            --                 --            --       15.31%
            Highest contract charge 1.70% Class A          $13.24            --                 --            --       14.83%
            All contract charges                               --           163           $  2,174          0.70%

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class B         $15.84             --                 --           --       23.17%
           Highest contract charge 1.70% Class B        $15.19             --                 --           --       22.70%
           All contract charges                             --            543         $    8,432         0.37%
   2015    Lowest contract charge 1.30% Class B         $12.86             --                 --           --       (7.75)%
           Highest contract charge 1.70% Class B        $12.38             --                 --           --       (8.09)%
           All contract charges                             --            608         $    7,652         0.23%
   2014    Lowest contract charge 1.30% Class B         $13.94             --                 --           --        0.87%
           Highest contract charge 1.70% Class B        $13.47             --                 --           --        0.37%
           All contract charges                             --            603         $    8,255         0.02%
2013(w)    Lowest contract charge 1.30% Class B         $13.82             --                 --           --       34.83%
           Highest contract charge 1.70% Class B        $13.42             --                 --           --       34.33%
           All contract charges                             --            510         $    6,962         0.12%
2012(v)    Lowest contract charge 1.20% Class B         $10.31             --                 --           --       15.32%
           Highest contract charge 1.70% Class B        $ 9.99             --                 --           --       14.83%
           All contract charges                             --         13,174         $  133,342         0.70%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2016    Lowest contract charge 0.65% Class A         $14.81             --                 --           --        8.82%
           Highest contract charge 1.70% Class A        $15.27             --                 --           --        7.69%
           All contract charges                             --            490         $    7,636         1.61%
   2015    Lowest contract charge 0.65% Class A         $13.61             --                 --           --       (3.48)%
           Highest contract charge 1.70% Class A        $14.18             --                 --           --       (4.45)%
           All contract charges                             --            575         $    8,293         1.28%
   2014    Lowest contract charge 1.30% Class A         $15.16             --                 --           --        4.12%
           Highest contract charge 1.70% Class A        $14.84             --                 --           --        3.63%
           All contract charges                             --            431         $    6,475         1.96%
2013(w)    Lowest contract charge 1.30% Class A         $14.56             --                 --           --       21.74%
           Highest contract charge 1.70% Class A        $14.32             --                 --           --       21.25%
           All contract charges                             --            242         $    3,504         1.27%
2012(u)    Lowest contract charge 1.30% Class A(a)      $11.96             --                 --           --        4.91%
           Highest contract charge 1.65% Class A(a)     $11.83             --                 --           --        4.69%
           All contract charges                             --             30         $      354         5.82%
2012(v)    Lowest contract charge 1.30% Class A         $11.96             --                 --           --       13.15%
           Highest contract charge 1.70% Class A        $11.81             --                 --           --       12.80%
           All contract charges                             --            101         $    1,186         1.75%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2016    Lowest contract charge 1.30% Class B         $11.49             --                 --           --        8.09%
           Highest contract charge 1.70% Class B        $11.05             --                 --           --        7.59%
           All contract charges                             --            476         $    5,409         1.61%
   2015    Lowest contract charge 1.30% Class B         $10.63             --                 --           --       (4.06)%
           Highest contract charge 1.70% Class B        $10.27             --                 --           --       (4.38)%
           All contract charges                             --            513         $    5,380         1.28%
   2014    Lowest contract charge 1.30% Class B         $11.08             --                 --           --        4.14%
           Highest contract charge 1.70% Class B        $10.74             --                 --           --        3.67%
           All contract charges                             --            504         $    5,525         1.96%
2013(w)    Lowest contract charge 1.30% Class B         $10.64             --                 --           --       21.60%
           Highest contract charge 1.70% Class B        $10.36             --                 --           --       21.17%
           All contract charges                             --            456         $    4,799         1.27%
2012(v)    Lowest contract charge 1.15% Class B         $ 8.82             --                 --           --       13.37%
           Highest contract charge 1.70% Class B        $ 8.55             --                 --           --       12.80%
           All contract charges                             --        146,245         $1,264,387         1.75%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
   2016    Lowest contract charge 1.30% Class B         $10.04             --                 --           --        4.58%
           Highest contract charge 1.70% Class B        $ 9.97             --                 --           --        4.07%
           All contract charges                             --         29,121         $  291,950         0.38%
   2015    Lowest contract charge 1.30% Class B(l)      $ 9.60             --                 --           --       (4.19)%
           Highest contract charge 1.70% Class B(l)     $ 9.58             --                 --           --       (4.39)%
           All contract charges                             --         11,556         $  110,896         0.32%

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/INVESCO STRATEGIC ALLOCATION
   2016  Lowest contract charge 1.30% Class B        $ 9.68            --                 --            --        1.89%
         Highest contract charge 1.70% Class B       $ 9.62            --                 --            --        1.58%
         All contract charges                            --        16,629           $160,825          0.06%
   2015  Lowest contract charge 1.30% Class B(l)     $ 9.50            --                 --            --       (4.33)%
         Highest contract charge 1.70% Class B(l)    $ 9.47            --                 --            --       (4.63)%
         All contract charges                            --         6,921           $ 65,722          0.16%
AXA/JANUS ENTERPRISE
   2016  Lowest contract charge 0.65% Class A        $12.58            --                 --            --       (4.91)%
         Highest contract charge 1.70% Class A       $15.02            --                 --            --       (5.95)%
         All contract charges                            --         1,909           $ 29,259          0.00%
   2015  Lowest contract charge 0.65% Class A        $13.23            --                 --            --       (6.10)%
         Highest contract charge 1.70% Class A       $15.97            --                 --            --       (7.15)%
         All contract charges                            --         2,119           $ 34,453          0.00%
   2014  Lowest contract charge 0.65% Class A        $14.09            --                 --            --       (1.40)%
         Highest contract charge 1.70% Class A       $17.20            --                 --            --       (2.38)%
         All contract charges                            --         2,193           $ 38,236          0.00%
2013(w)  Lowest contract charge 0.65% Class A        $14.29            --                 --            --       37.67%
         Highest contract charge 1.70% Class A       $17.62            --                 --            --       36.17%
         All contract charges                            --         1,976           $ 35,165          0.00%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.10            --                 --            --        1.14%
         Highest contract charge 1.70% Class A(a)    $12.94            --                 --            --        0.82%
         All contract charges                            --           272           $  3,559          0.97%
2012(v)  Lowest contract charge 0.65% Class A        $10.38            --                 --            --        8.01%
         Highest contract charge 1.70% Class A       $12.94            --                 --            --        6.94%
         All contract charges                            --         1,342           $ 17,512          0.44%
AXA/JANUS ENTERPRISE
   2016  Lowest contract charge 1.10% Class B        $ 8.44            --                 --            --       (5.38)%
         Highest contract charge 1.70% Class B       $18.68            --                 --            --       (5.99)%
         All contract charges                            --           952           $ 14,661          0.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 8.92            --                 --            --       (9.81)%
         Highest contract charge 1.70% Class B       $19.87            --                 --            --       (7.06)%
         All contract charges                            --           874           $ 14,987          0.00%
   2014  Lowest contract charge 1.20% Class B        $10.46            --                 --            --       (1.88)%
         Highest contract charge 1.70% Class B       $21.38            --                 --            --       (2.42)%
         All contract charges                            --           770           $ 14,709          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)     $10.66            --                 --            --        4.61%
         Highest contract charge 1.70% Class B       $21.91            --                 --            --       36.17%
         All contract charges                            --           569           $ 12,387          0.00%
2012(v)  Lowest contract charge 0.95% Class B        $17.05            --                 --            --        7.71%
         Highest contract charge 1.90% Class B       $15.84            --                 --            --        6.67%
         All contract charges                            --        33,732           $552,320          0.44%
AXA/LEGG MASON STRATEGIC ALLOCATION
   2016  Lowest contract charge 1.30% Class B(t)     $10.57            --                 --            --        4.97%
         Highest contract charge 1.70% Class B(t)    $10.53            --                 --            --        4.57%
         All contract charges                            --         4,872           $ 51,475          1.29%
AXA/LOOMIS SAYLES GROWTH
   2016  Lowest contract charge 1.30% Class A        $19.30            --                 --            --        5.41%
         Highest contract charge 1.70% Class A       $18.75            --                 --            --        4.98%
         All contract charges                            --         1,554           $ 29,781          0.43%
   2015  Lowest contract charge 1.30% Class A        $18.31            --                 --            --       10.10%
         Highest contract charge 1.70% Class A       $17.86            --                 --            --        9.64%
         All contract charges                            --           944           $ 17,189          0.14%
   2014  Lowest contract charge 1.30% Class A        $16.63            --                 --            --        6.40%
         Highest contract charge 1.70% Class A       $16.29            --                 --            --        5.99%
         All contract charges                            --           833           $ 13,769          0.12%

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013(w)  Lowest contract charge 1.30% Class A        $15.63            --                 --            --       25.54%
         Highest contract charge 1.70% Class A       $15.37            --                 --            --       25.06%
         All contract charges                            --           815           $ 12,676          0.86%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.45            --                 --            --        1.14%
         Highest contract charge 1.70% Class A(a)    $12.29            --                 --            --        0.82%
         All contract charges                            --            82           $  1,019          1.86%
2012(v)  Lowest contract charge 1.30% Class A        $12.45            --                 --            --       11.16%
         Highest contract charge 1.70% Class A       $12.29            --                 --            --       10.72%
         All contract charges                            --           664           $  8,235          0.84%         --%
AXA/LOOMIS SAYLES GROWTH
   2016  Lowest contract charge 1.10% Class B        $10.84            --                 --            --        5.65%
         Highest contract charge 1.70% Class B       $18.06            --                 --            --        5.00%
         All contract charges                            --           767           $ 10,726          0.43%
   2015  Lowest contract charge 1.10% Class B(l)     $10.26            --                 --            --        3.64%
         Highest contract charge 1.70% Class B       $17.20            --                 --            --        9.62%
         All contract charges                            --           262           $  3,907          0.14%
   2014  Lowest contract charge 1.20% Class B        $11.16            --                 --            --        6.49%
         Highest contract charge 1.70% Class B       $15.69            --                 --            --        6.01%
         All contract charges                            --           179           $  2,603          0.12%
2013(w)  Lowest contract charge 1.30% Class B        $14.94            --                 --            --       25.65%
         Highest contract charge 1.70% Class B       $14.80            --                 --            --       25.11%
         All contract charges                            --           141           $  2,105          0.86%
2012(v)  Lowest contract charge 1.20% Class B        $ 6.09            --                 --            --       11.13%
         Highest contract charge 1.80% Class B       $ 5.59            --                 --            --       10.47%
         All contract charges                            --        33,604           $164,631          0.84%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class A        $17.97            --                 --            --       11.68%
         Highest contract charge 1.70% Class A       $17.46            --                 --            --       11.28%
         All contract charges                            --            66           $  1,169          2.30%
   2015  Lowest contract charge 1.30% Class A        $16.09            --                 --            --       (3.65)%
         Highest contract charge 1.70% Class A       $15.69            --                 --            --       (4.04)%
         All contract charges                            --            72           $  1,139          2.01%
   2014  Lowest contract charge 1.30% Class A        $16.70            --                 --            --        8.30%
         Highest contract charge 1.70% Class A       $16.35            --                 --            --        7.85%
         All contract charges                            --            76           $  1,232          2.03%
2013(w)  Lowest contract charge 1.30% Class A        $15.42            --                 --            --       27.54%
         Highest contract charge 1.70% Class A       $15.16            --                 --            --       27.07%
         All contract charges                            --            76           $  1,172          0.71%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.09            --                 --            --        3.51%
         Highest contract charge 1.70% Class A(a)    $11.93            --                 --            --        3.20%
         All contract charges                            --             4           $     49          2.13%
2012(v)  Lowest contract charge 1.30% Class A        $12.09            --                 --            --       12.78%
         Highest contract charge 1.70% Class A       $11.93            --                 --            --       12.23%
         All contract charges                            --            84           $  1,023          1.34%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2016  Lowest contract charge 1.30% Class B        $14.16            --                 --            --       11.76%
         Highest contract charge 1.70% Class B       $13.58            --                 --            --       11.31%
         All contract charges                            --           225           $  3,109          2.30%
   2015  Lowest contract charge 1.30% Class B        $12.67            --                 --            --       (3.65)%
         Highest contract charge 1.70% Class B       $12.20            --                 --            --       (4.09)%
         All contract charges                            --           218           $  2,713          2.01%
   2014  Lowest contract charge 1.30% Class B        $13.15            --                 --            --        8.23%
         Highest contract charge 1.70% Class B       $12.72            --                 --            --        7.89%
         All contract charges                            --           201           $  2,588          2.03%
2013(w)  Lowest contract charge 1.30% Class B        $12.15            --                 --            --       27.63%
         Highest contract charge 1.70% Class B(b)    $11.79            --                 --            --       18.61%
         All contract charges                            --           155           $  1,865          0.71%

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                            ---------- ----------------- ----------------- ------------- --------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY (CONTINUED)
2012(v)      Lowest contract charge 0.95% Class B             $ 9.74            --                 --            --       13.12%
             Highest contract charge 1.80% Class B            $ 9.22            --                 --            --       12.17%
             All contract charges                                 --        20,477           $192,474          1.34%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2016      Lowest contract charge 1.30% Class A             $14.50            --                 --            --        3.87%
             Highest contract charge 1.70% Class A            $14.09            --                 --            --        3.53%
             All contract charges                                 --           210           $  3,005          0.69%
   2015      Lowest contract charge 1.30% Class A             $13.96            --                 --            --       (3.86)%
             Highest contract charge 1.70% Class A            $13.61            --                 --            --       (4.29)%
             All contract charges                                 --           236           $  3,279          0.00%
   2014      Lowest contract charge 1.30% Class A             $14.52            --                 --            --       (0.27)%
             Highest contract charge 1.70% Class A            $14.22            --                 --            --       (0.63)%
             All contract charges                                 --           263           $  3,814          1.55%
2013(w)      Lowest contract charge 1.30% Class A             $14.56            --                 --            --       25.30%
             Highest contract charge 1.70% Class A            $14.31            --                 --            --       24.76%
             All contract charges                                 --           250           $  3,628          0.87%
2012(u)      Lowest contract charge 1.30% Class A(a)          $11.62            --                 --            --        7.89%
             Highest contract charge 1.65% Class A(a)         $11.49            --                 --            --        7.69%
             All contract charges                                 --            49           $    564          3.60%
2012(v)      Lowest contract charge 1.30% Class A             $11.62            --                 --            --       17.85%
             Highest contract charge 1.70% Class A            $11.47            --                 --            --       17.28%
             All contract charges                                 --           156           $  1,810          1.34%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2016      Lowest contract charge 0.30% Class B             $10.57            --                 --            --        4.97%
             Highest contract charge 1.70% Class B            $11.06            --                 --            --        3.56%
             All contract charges                                 --         1,265           $ 14,084          0.69%
   2015      Lowest contract charge 0.30% Class B             $10.07            --                 --            --       (2.89)%
             Highest contract charge 1.70% Class B            $10.68            --                 --            --       (4.30)%
             All contract charges                                 --         1,295           $ 13,927          0.00%
   2014      Lowest contract charge 0.30% Class B             $10.37            --                 --            --        0.78%
             Highest contract charge 1.70% Class B            $11.16            --                 --            --       (0.62)%
             All contract charges                                 --         1,232           $ 13,865          1.55%
2013(w)      Lowest contract charge 1.30% Class B             $11.57            --                 --            --       25.35%
             Highest contract charge 1.70% Class B            $11.23            --                 --            --       24.78%
             All contract charges                                 --           955           $ 10,886          0.87%
2012(v)      Lowest contract charge 0.95% Class B             $ 9.44            --                 --            --       18.15%
             Highest contract charge 1.80% Class B            $ 8.94            --                 --            --       17.17%
             All contract charges                                 --        21,501           $196,029          1.34%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2016      Lowest contract charge 0.30% Class III           $10.61            --                 --            --        3.51%
             Highest contract charge 1.70% Class III          $12.52            --                 --            --        2.04%
             All contract charges                                 --         8,837           $105,416          1.26%
   2015      Lowest contract charge 0.30% Class III           $10.25            --                 --            --       (1.35)%
             Highest contract charge 1.70% Class III          $12.27            --                 --            --       (2.70)%
             All contract charges                                 --         8,262           $ 97,493          1.11%
   2014      Lowest contract charge 0.30% Class III           $10.39            --                 --            --        1.66%
             Highest contract charge 1.70% Class III          $12.61            --                 --            --        0.24%
             All contract charges                                 --         6,696           $ 83,065          2.52%
2013(w)      Lowest contract charge 0.65% Class III           $11.94            --                 --            --       13.61%
             Highest contract charge 1.70% Class III          $12.58            --                 --            --       12.42%
             All contract charges                                 --         5,103           $ 64,719          1.20%
2012(u)      Lowest contract charge 1.30% Class III(a)        $11.33            --                 --            --        2.16%
             Highest contract charge 1.70% Class III(a)       $11.19            --                 --            --        1.91%
             All contract charges                                 --           680           $  7,678          3.42%
2012(v)      Lowest contract charge 0.65% Class III           $10.51            --                 --            --        9.25%
             Highest contract charge 1.70% Class III          $11.19            --                 --            --        8.12%
             All contract charges                                 --         3,309           $     37          1.52%

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
   2016  Lowest contract charge 0.30% Class III        $10.29            --                 --            --         3.00%
         Highest contract charge 1.25% Class III       $ 9.99            --                 --            --         2.15%
         All contract charges                              --           282            $ 2,793          1.81%
   2015  Lowest contract charge 0.30% Class III        $ 9.99            --                 --            --         0.10%
         Highest contract charge 1.25% Class III       $ 9.78            --                 --            --        (0.81)%
         All contract charges                              --           270            $ 2,630          1.19%
   2014  Lowest contract charge 0.30% Class III        $ 9.98            --                 --            --        (4.68)%
         Highest contract charge 1.25% Class III       $ 9.86            --                 --            --        (5.65)%
         All contract charges                              --           144            $ 1,430          1.36%
   2013  Lowest contract charge 1.20% Class III(d)     $10.45            --                 --            --         5.03%
         Highest contract charge 1.25% Class III(d)    $10.45            --                 --            --         5.03%
         All contract charges                              --             3            $    27          0.17%
BLACKROCK LARGE CAP GROWTH V.I. FUND
   2016  Lowest contract charge 0.65% Class III        $19.69            --                 --            --         6.84%
         Highest contract charge 1.70% Class III       $20.66            --                 --            --         5.73%
         All contract charges                              --         1,589            $33,551          0.48%
   2015  Lowest contract charge 0.65% Class III        $18.43            --                 --            --         1.82%
         Highest contract charge 1.70% Class III       $19.54            --                 --            --         0.77%
         All contract charges                              --         1,580            $31,474          0.39%
   2014  Lowest contract charge 0.65% Class III        $18.10            --                 --            --        13.27%
         Highest contract charge 1.70% Class III       $19.39            --                 --            --        12.02%
         All contract charges                              --         1,264            $24,892          0.46%
2013(w)  Lowest contract charge 0.65% Class III        $15.98            --                 --            --        32.72%
         Highest contract charge 1.70% Class III       $17.31            --                 --            --        31.34%
         All contract charges                              --           882            $15,474          0.66%
2012(u)  Lowest contract charge 1.30% Class III(a)     $13.35            --                 --            --        (1.55)%
         Highest contract charge 1.65% Class III(a)    $13.20            --                 --            --        (1.79)%
         All contract charges                              --            88            $ 1,179          2.94%
2012(v)  Lowest contract charge 0.65% Class III        $12.04            --                 --            --        14.02%
         Highest contract charge 1.70% Class III       $13.18            --                 --            --        12.84%
         All contract charges                              --           490            $     7          1.21%
CHARTER/SM/ AGGRESSIVE GROWTH
   2016  Lowest contract charge 1.10% Class B          $ 9.58            --                 --            --         7.28%
         Highest contract charge 1.25% Class B         $10.14            --                 --            --         7.19%
         All contract charges                              --           524            $ 5,261          0.83%
   2015  Lowest contract charge 1.10% Class B(l)       $ 8.93            --                 --            --        (9.71)%
         Highest contract charge 1.25% Class B         $ 9.46            --                 --            --        (6.80)%
         All contract charges                              --           448            $ 4,229          0.99%
   2014  Lowest contract charge 1.20% Class B          $10.16            --                 --            --           --%
         Highest contract charge 1.25% Class B         $10.15            --                 --            --        (0.10)%
         All contract charges                              --           302            $ 3,066          1.76%
   2013  Lowest contract charge 1.20% Class B(d)       $10.16            --                 --            --         1.80%
         Highest contract charge 1.25% Class B(d)      $10.16            --                 --            --         1.80%
         All contract charges                              --            13            $   130          2.10%
CHARTER/SM/ ALTERNATIVE 100 MODERATE(R)(S)
   2016  Lowest contract charge 1.10% Class B          $ 9.49            --                 --            --         9.46%
         Highest contract charge 1.70% Class B(h)      $ 9.57            --                 --            --         8.75%
         All contract charges                              --           861            $ 8,197          1.06%
   2015  Lowest contract charge 1.10% Class B(l)       $ 8.67            --                 --            --       (11.44)%
         Highest contract charge 1.65% Class B(h)      $ 8.80            --                 --            --       (12.18)%
         All contract charges                              --           916            $ 7,969          2.32%
   2014  Lowest contract charge 1.20% Class B          $ 9.75            --                 --            --        (1.32)%
         Highest contract charge 1.25% Class B         $ 9.74            --                 --            --        (1.42)%
         All contract charges                              --           388            $ 3,780          2.24%
   2013  Lowest contract charge 1.20% Class B(d)       $ 9.88            --                 --            --         0.10%
         Highest contract charge 1.25% Class B(d)      $ 9.88            --                 --            --         0.10%
         All contract charges                              --            31            $   309          1.74%

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ CONSERVATIVE
2016  Lowest contract charge 1.10% Class B        $ 9.91            --                 --            --        4.54%
      Highest contract charge 1.25% Class B       $10.11            --                 --            --        4.44%
      All contract charges                            --         2,872            $28,929          2.49%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.48            --                 --            --       (4.63)%
      Highest contract charge 1.25% Class B       $ 9.68            --                 --            --       (3.87)%
      All contract charges                            --         1,788            $17,270          1.75%
2014  Lowest contract charge 1.20% Class B        $10.08            --                 --            --        0.80%
      Highest contract charge 1.25% Class B       $10.07            --                 --            --        0.70%
      All contract charges                            --           945            $ 9,527          2.79%
2013  Lowest contract charge 1.20% Class B(d)     $10.00            --                 --            --        0.30%
      Highest contract charge 1.25% Class B(d)    $10.00            --                 --            --        0.30%
      All contract charges                            --            70            $   700          1.50%
CHARTER/SM/ GROWTH
2016  Lowest contract charge 1.10% Class B        $ 9.67            --                 --            --        6.38%
      Highest contract charge 1.25% Class B       $10.16            --                 --            --        6.17%
      All contract charges                            --         1,228            $12,410          1.36%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.09            --                 --            --       (8.27)%
      Highest contract charge 1.25% Class B       $ 9.57            --                 --            --       (5.81)%
      All contract charges                            --         1,243            $11,889          1.06%
2014  Lowest contract charge 1.20% Class B        $10.17            --                 --            --        0.49%
      Highest contract charge 1.25% Class B       $10.16            --                 --            --        0.40%
      All contract charges                            --         1,004            $10,199          1.88%
2013  Lowest contract charge 1.20% Class B(d)     $10.12            --                 --            --        1.40%
      Highest contract charge 1.25% Class B(d)    $10.12            --                 --            --        1.40%
      All contract charges                            --           171            $ 1,727          1.54%
CHARTER/SM/ INCOME STRATEGIES
2016  Lowest contract charge 1.10% Class B        $ 9.90            --                 --            --        5.77%
      Highest contract charge 1.25% Class B       $10.37            --                 --            --        5.60%
      All contract charges                            --           318            $ 3,271          2.85%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.36            --                 --            --       (5.45)%
      Highest contract charge 1.25% Class B       $ 9.82            --                 --            --       (4.57)%
      All contract charges                            --           300            $ 2,938          2.37%
2014  Lowest contract charge 1.20% Class B        $10.30            --                 --            --        3.31%
      Highest contract charge 1.25% Class B       $10.29            --                 --            --        3.21%
      All contract charges                            --           242            $ 2,490          3.58%
2013  Lowest contract charge 1.20% Class B(d)     $ 9.97            --                 --            --        0.10%
      Highest contract charge 1.25% Class B(d)    $ 9.97            --                 --            --        0.10%
      All contract charges                            --             2            $    22          2.30%
CHARTER/SM/ INTEREST RATE STRATEGIES
2016  Lowest contract charge 1.10% Class B        $ 9.87            --                 --            --        6.70%
      Highest contract charge 1.25% Class B       $10.14            --                 --            --        6.51%
      All contract charges                            --           362            $ 3,652          2.53%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.25            --                 --            --       (6.47)%
      Highest contract charge 1.25% Class B       $ 9.52            --                 --            --       (5.74)%
      All contract charges                            --           459            $ 4,368          1.61%
2014  Lowest contract charge 1.20% Class B(e)     $10.11            --                 --            --        1.30%
      Highest contract charge 1.25% Class B(e)    $10.10            --                 --            --        1.20%
      All contract charges                            --           444            $ 4,489          3.00%
CHARTER/SM/ INTERNATIONAL MODERATE(P)(Q)
2016  Lowest contract charge 1.10% Class B        $ 9.55            --                 --            --        4.14%
      Highest contract charge 1.65% Class B       $ 9.64            --                 --            --        3.66%
      All contract charges                            --           243            $ 2,312          1.88%
2015  Lowest contract charge 1.10% Class B(l)     $ 9.17            --                 --            --       (6.71)%
      Highest contract charge 1.65% Class B       $ 9.30            --                 --            --       (7.46)%
      All contract charges                            --           243            $ 2,215          2.09%

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ INTERNATIONAL MODERATE(P)(Q) (CONTINUED)
   2014    Lowest contract charge 1.20% Class B         $ 9.75            --                 --            --        (1.52)%
           Highest contract charge 1.25% Class B        $ 9.74            --                 --            --        (1.62)%
           All contract charges                             --            84           $    815          3.08%
   2013    Lowest contract charge 1.25% Class B(d)      $ 9.90            --                 --            --         0.30%
           Highest contract charge 1.25% Class B(d)     $ 9.90            --                 --            --         0.30%
           All contract charges                             --            --           $      2          1.50%
CHARTER/SM/ MODERATE
   2016    Lowest contract charge 0.30% Class B         $10.47            --                 --            --         5.86%
           Highest contract charge 1.70% Class B        $ 9.87            --                 --            --         4.44%
           All contract charges                             --         2,339           $ 23,612          1.95%
   2015    Lowest contract charge 0.30% Class B(d)      $ 9.89            --                 --            --        (3.32)%
           Highest contract charge 1.70% Class B(h)     $ 9.45            --                 --            --        (6.16)%
           All contract charges                             --         2,049           $ 19,789          1.48%
   2014    Lowest contract charge 1.20% Class B         $10.12            --                 --            --         0.60%
           Highest contract charge 1.25% Class B        $10.11            --                 --            --         0.50%
           All contract charges                             --         1,347           $ 13,626          2.50%
   2013    Lowest contract charge 1.20% Class B(d)      $10.06            --                 --            --         0.80%
           Highest contract charge 1.25% Class B(d)     $10.06            --                 --            --         0.80%
           All contract charges                             --            44           $    446          1.57%
CHARTER/SM/ MODERATE GROWTH
   2016    Lowest contract charge 0.30% Class B(d)      $10.56            --                 --            --         6.56%
           Highest contract charge 1.65% Class B        $ 9.87            --                 --            --         5.00%
           All contract charges                             --         2,156           $ 21,857          1.90%
   2015    Lowest contract charge 1.10% Class B(l)      $ 9.27            --                 --            --        (6.65)%
           Highest contract charge 1.65% Class B        $ 9.40            --                 --            --        (6.75)%
           All contract charges                             --         1,739           $ 16,803          1.58%
   2014    Lowest contract charge 1.20% Class B         $10.18            --                 --            --         0.69%
           Highest contract charge 1.25% Class B        $10.17            --                 --            --         0.59%
           All contract charges                             --           850           $  8,641          2.28%
   2013    Lowest contract charge 1.20% Class B(d)      $10.11            --                 --            --         1.30%
           Highest contract charge 1.25% Class B(d)     $10.11            --                 --            --         1.30%
           All contract charges                             --            38           $    380          1.83%
CHARTER/SM/ MULTI-SECTOR BOND
   2016    Lowest contract charge 1.30% Class B         $11.56            --                 --            --         1.58%
           Highest contract charge 1.70% Class B        $27.01            --                 --            --         1.16%
           All contract charges                             --           150           $  1,938          1.98%
   2015    Lowest contract charge 1.30% Class B         $11.38            --                 --            --        (1.90)%
           Highest contract charge 1.70% Class B        $26.70            --                 --            --        (2.31)%
           All contract charges                             --           192           $  2,406          1.49%
   2014    Lowest contract charge 1.30% Class B         $11.60            --                 --            --         1.05%
           Highest contract charge 1.70% Class B        $27.33            --                 --            --         0.63%
           All contract charges                             --           209           $  2,730          2.51%
2013(w)    Lowest contract charge 1.30% Class B         $11.48            --                 --            --        (2.21)%
           Highest contract charge 1.70% Class B        $27.16            --                 --            --        (2.55)%
           All contract charges                             --           218           $  2,823          3.77%
2012(v)    Lowest contract charge 0.95% Class B         $33.96            --                 --            --         4.33%
           Highest contract charge 1.90% Class B        $26.43            --                 --            --         3.32%
           All contract charges                             --        39,559           $646,802          2.34%
CHARTER/SM/ REAL ASSETS
   2016    Lowest contract charge 1.10% Class B         $ 9.53            --                 --            --        11.46%
           Highest contract charge 1.65% Class B(d)     $ 9.58            --                 --            --        10.88%
           All contract charges                             --           133           $  1,270          2.03%
   2015    Lowest contract charge 1.10% Class B(l)      $ 8.55            --                 --            --       (12.40)%
           Highest contract charge 1.30% Class B        $ 8.67            --                 --            --       (13.21)%
           All contract charges                             --            76           $    648          0.85%

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                    ---------- ----------------- ----------------- ------------- --------
CHARTER/SM/ REAL ASSETS (CONTINUED)
   2014  Lowest contract charge 1.20% Class B(e)      $ 9.58            --                 --            --        (1.24)%
         Highest contract charge 1.25% Class B(e)     $ 9.58            --                 --            --        (1.14)%
         All contract charges                             --            91           $    869          2.86%
CHARTER/SM/ SMALL CAP GROWTH
   2016  Lowest contract charge 0.30% Class B         $10.49            --                 --            --         9.04%
         Highest contract charge 1.70% Class B        $10.30            --                 --            --         7.52%
         All contract charges                             --           969           $  7,997          0.00%
   2015  Lowest contract charge 0.30% Class B         $ 9.62            --                 --            --        (6.33)%
         Highest contract charge 1.70% Class B        $ 9.58            --                 --            --        (7.71)%
         All contract charges                             --         1,003           $  7,879          0.29%
   2014  Lowest contract charge 0.30% Class B         $10.27            --                 --            --        (2.93)%
         Highest contract charge 1.70% Class B        $10.38            --                 --            --        (4.24)%
         All contract charges                             --           892           $  7,627          0.00%
2013(w)  Lowest contract charge 1.30% Class B         $ 6.64            --                 --            --        45.93%
         Highest contract charge 1.70% Class B        $10.84            --                 --            --        45.31%
         All contract charges                             --           738           $  6,370          0.00%
2012(v)  Lowest contract charge 0.95% Class B         $ 8.30            --                 --            --        10.23%
         Highest contract charge 1.80% Class B        $ 7.35            --                 --            --         9.38%
         All contract charges                             --        26,202           $179,471          0.00%
CHARTER/SM/ SMALL CAP VALUE
   2016  Lowest contract charge 1.10% Class B         $10.49            --                 --            --        23.85%
         Highest contract charge 1.70% Class B        $22.15            --                 --            --        23.12%
         All contract charges                             --         1,040           $ 19,843          1.81%
   2015  Lowest contract charge 1.10% Class B(l)      $ 8.47            --                 --            --       (14.27)%
         Highest contract charge 1.70% Class B        $17.99            --                 --            --       (14.62)%
         All contract charges                             --         1,317           $ 20,338          0.87%
   2014  Lowest contract charge 1.20% Class B         $ 9.81            --                 --            --        (6.21)%
         Highest contract charge 1.70% Class B        $21.07            --                 --            --        (6.73)%
         All contract charges                             --           731           $ 12,106          0.19%
2013(w)  Lowest contract charge 1.20% Class B(d)      $10.46            --                 --            --         4.70%
         Highest contract charge 1.70% Class B        $22.59            --                 --            --        40.31%
         All contract charges                             --           584           $ 11,411          0.75%
2012(u)  Lowest contract charge 1.30% Class B(a)      $12.93            --                 --            --         3.94%
         Highest contract charge 1.65% Class B(a)     $12.55            --                 --            --         3.72%
         All contract charges                             --             9           $    117          1.05%
2012(v)  Lowest contract charge 0.95% Class B         $18.04            --                 --            --        15.64%
         Highest contract charge 1.90% Class B        $15.61            --                 --            --        14.53%
         All contract charges                             --        26,271           $381,733          0.57%
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
   2016  Lowest contract charge 1.10% Class II        $ 9.23            --                 --            --        (0.22)%
         Highest contract charge 1.70% Class II       $10.14            --                 --            --        (0.78)%
         All contract charges                             --         4,463           $ 45,225          0.42%
   2015  Lowest contract charge 1.10% Class II(l)     $ 9.25            --                 --            --        (8.87)%
         Highest contract charge 1.70% Class II       $10.22            --                 --            --        (3.68)%
         All contract charges                             --         4,018           $ 41,163          0.11%
   2014  Lowest contract charge 1.20% Class II(f)     $10.64            --                 --            --         6.93%
         Highest contract charge 1.70% Class II(f)    $10.61            --                 --            --         6.63%
         All contract charges                             --         1,072           $ 11,398          0.00%
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
   2016  Lowest contract charge 1.30 % Class II       $10.69            --                 --            --         7.98%
         Highest contract charge 1.70% Class II       $10.61            --                 --            --         7.61%
         All contract charges                             --           781           $  8,342          1.41%
   2015  Lowest contract charge 1.30 % Class II(h)    $ 9.90            --                 --            --        (1.69)%
         Highest contract charge 1.70% Class II(h)    $ 9.86            --                 --            --        (2.09)%
         All contract charges                             --           456           $  4,512          2.35%

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                        ---------- ----------------- ----------------- ------------- --------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2016   Lowest contract charge 1.10% Class II              $10.74            --                 --            --        13.53%
       Highest contract charge 1.70% Class II             $11.20            --                 --            --        12.90%
       All contract charges                                   --         1,916            $21,544          1.68%
2015   Lowest contract charge 1.10% Class II(l)           $ 9.46            --                 --            --        (4.64)%
       Highest contract charge 1.70% Class II             $ 9.92            --                 --            --        (6.06)%
       All contract charges                                   --         1,198            $11,927          2.27%
2014   Lowest contract charge 1.20% Class II(f)           $10.59            --                 --            --         6.54%
       Highest contract charge 1.70% Class II(f)          $10.56            --                 --            --         6.24%
       All contract charges                                   --           286            $ 3,032          4.46%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2016   Lowest contract charge 1.30 % Class II             $10.62            --                 --            --         7.71%
       Highest contract charge 1.70% Class II             $10.54            --                 --            --         7.33%
       All contract charges                                   --           349            $ 3,714          0.44%
2015   Lowest contract charge 1.30 % Class II(h)          $ 9.86            --                 --            --        (3.14)%
       Highest contract charge 1.70% Class II(h)          $ 9.82            --                 --            --        (3.54)%
       All contract charges                                   --           229            $ 2,255          0.04%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2016   Lowest contract charge 0.30% Service Class         $10.56            --                 --            --         3.02%
       Highest contract charge 1.25% Service Class        $10.24            --                 --            --         1.99%
       All contract charges                                   --         1,317            $13,346          2.90%
2015   Lowest contract charge 0.30% Service Class(d)      $10.25            --                 --            --        (1.63)%
       Highest contract charge 1.25% Service Class        $10.04            --                 --            --        (2.62)%
       All contract charges                                   --           990            $ 9,912          2.62%
2014   Lowest contract charge 1.20% Service Class         $10.31            --                 --            --         3.72%
       Highest contract charge 1.25% Service Class        $10.31            --                 --            --         3.72%
       All contract charges                                   --           588            $ 6,060          0.88%
2013   Lowest contract charge 1.20 Service Class(d)       $ 9.94            --                 --            --        (0.10)%
       Highest contract charge 1.25% Service Class(d)     $ 9.94            --                 --            --        (0.10)%
       All contract charges                                   --            15                144          0.00%
DELAWARE VIP(R) EMERGING MARKETS SERIES
2016   Lowest contract charge 1.10% Service Class         $ 8.84            --                 --            --        12.47%
       Highest contract charge 1.25% Service Class        $ 8.39            --                 --            --        12.32%
       All contract charges                                   --           122            $ 1,032          0.82%
2015   Lowest contract charge 1.10% Service Class(l)      $ 7.86            --                 --            --       (18.30)%
       Highest contract charge 1.25% Service Class        $ 7.47            --                 --            --       (15.88)%
       All contract charges                                   --           105            $   790          0.52%
2014   Lowest contract charge 1.20% Service Class         $ 8.88            --                 --            --        (9.39)%
       Highest contract charge 1.25% Service Class        $ 8.88            --                 --            --        (9.39)%
       All contract charges                                   --            60            $   537          0.25%
2013   Lowest contract charge 1.20% Service Class(d)      $ 9.80            --                 --            --         0.72%
       Highest contract charge 1.25% Service Class(d)     $ 9.80            --                 --            --         0.72%
       All contract charges                                   --             5            $    46          0.00%
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
2016   Lowest contract charge 1.10% Service Class         $ 9.92            --                 --            --         0.51%
       Highest contract charge 1.25% Service Class        $ 9.99            --                 --            --         0.40%
       All contract charges                                   --           904            $ 9,014          1.45%
2015   Lowest contract charge 1.10% Service Class(l)      $ 9.87            --                 --            --        (1.00)%
       Highest contract charge 1.25% Service Class        $ 9.95            --                 --            --        (0.60)%
       All contract charges                                   --           637            $ 6,330          1.46%
2014   Lowest contract charge 1.20% Service Class         $10.02            --                 --            --         0.40%
       Highest contract charge 1.25% Service Class        $10.01            --                 --            --         0.30%
       All contract charges                                   --           429            $ 4,300          1.57%
2013   Lowest contract charge 1.25% Service Class(d)      $ 9.98            --                 --            --        (0.10)%
       Highest contract charge 1.25% Service Class(d)     $ 9.98            --                 --            --        (0.10)%
       All contract charges                                   --            --                 --          0.00%

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
EATON VANCE VT FLOATING-RATE INCOME FUND
   2016  Lowest contract charge 0.30% Initial Class        $10.84            --                 --            --         8.62%
         Highest contract charge 1.70% Initial Class       $10.37            --                 --            --         7.13%
         All contract charges                                  --         1,954           $ 20,455          3.47%
   2015  Lowest contract charge 0.30% Initial Class(d)     $ 9.98            --                 --            --        (1.29)%
         Highest contract charge 1.70% Initial Class(h)    $ 9.68            --                 --            --        (3.68)%
         All contract charges                                  --         1,245           $ 12,125          3.34%
   2014  Lowest contract charge 1.20% Initial Class        $10.00            --                 --            --        (0.50)%
         Highest contract charge 1.25% Initial Class       $ 9.99            --                 --            --        (0.60)%
         All contract charges                                  --           566           $  5,664          3.17%
   2013  Lowest contract charge 1.20% Initial Class(d)     $10.05            --                 --            --         0.20%
         Highest contract charge 1.25% Initial Class(d)    $10.05            --                 --            --         0.20%
         All contract charges                                  --            29           $    290          0.48%
EQ/BLACKROCK BASIC VALUE EQUITY
   2016  Lowest contract charge 0.65% Class A              $18.59            --                 --            --        17.21%
         Highest contract charge 1.70% Class A             $19.09            --                 --            --        15.98%
         All contract charges                                  --         6,386           $124,498          1.54%
   2015  Lowest contract charge 0.65% Class A              $15.86            --                 --            --        (6.76)%
         Highest contract charge 1.70% Class A             $16.46            --                 --            --        (7.79)%
         All contract charges                                  --         6,479           $108,583          1.38%
   2014  Lowest contract charge 0.65% Class A              $17.01            --                 --            --         9.04%
         Highest contract charge 1.70% Class A             $17.85            --                 --            --         7.85%
         All contract charges                                  --         5,944           $107,665          1.22%
2013(w)  Lowest contract charge 0.65% Class A              $15.60            --                 --            --        36.84%
         Highest contract charge 1.70% Class A             $16.55            --                 --            --        35.43%
         All contract charges                                  --         4,625           $ 77,441          1.90%
2012(u)  Lowest contract charge 1.30% Class A(a)           $12.38            --                 --            --         1.39%
         Highest contract charge 1.70% Class A(a)          $12.22            --                 --            --         1.08%
         All contract charges                                  --           574           $  7,070          3.26%
2012(v)  Lowest contract charge 0.65% Class A              $11.40            --                 --            --        12.87%
         Highest contract charge 1.70% Class A             $12.22            --                 --            --        11.70%
         All contract charges                                  --         2,719           $ 33,523          1.53%
EQ/BLACKROCK BASIC VALUE EQUITY
   2016  Lowest contract charge 1.10% Class B              $10.39            --                 --            --        16.74%
         Highest contract charge 1.25% Class B             $12.20            --                 --            --        16.41%
         All contract charges                                  --         1,279           $ 14,868          1.54%
   2015  Lowest contract charge 1.10% Class B(l)           $ 8.90            --                 --            --       (10.73)%
         Highest contract charge 1.25% Class B             $10.48            --                 --            --        (7.26)%
         All contract charges                                  --         1,014           $ 10,445          1.38%
   2014  Lowest contract charge 1.20% Class B              $11.31            --                 --            --         8.33%
         Highest contract charge 1.25% Class B             $11.30            --                 --            --         8.34%
         All contract charges                                  --           615           $  6,959          1.22%
   2013  Lowest contract charge 1.20% Class B(d)           $10.44            --                 --            --         3.06%
         Highest contract charge 1.25% Class B(d)          $10.43            --                 --            --         2.96%
         All contract charges                                  --            45           $    475          1.90%
EQ/BOSTON ADVISORS EQUITY INCOME
   2016  Lowest contract charge 1.30% Class A              $20.08            --                 --            --        11.49%
         Highest contract charge 1.70% Class A             $19.51            --                 --            --        11.04%
         All contract charges                                  --         1,091           $ 21,723          2.06%
   2015  Lowest contract charge 1.30% Class A              $18.01            --                 --            --        (2.96)%
         Highest contract charge 1.70% Class A             $17.57            --                 --            --        (3.36)%
         All contract charges                                  --         1,127           $ 20,140          1.63%
   2014  Lowest contract charge 1.30% Class A              $18.56            --                 --            --         7.28%
         Highest contract charge 1.70% Class A             $18.18            --                 --            --         6.82%
         All contract charges                                  --         1,057           $ 19,484          1.61%
2013(w)  Lowest contract charge 1.30% Class A              $17.30            --                 --            --        29.98%
         Highest contract charge 1.70% Class A             $17.02            --                 --            --        29.53%
         All contract charges                                  --         1,120           $ 19,272          2.37%

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.31            --                 --            --        4.72%
         Highest contract charge 1.70% Class A(a)    $13.14            --                 --            --        4.37%
         All contract charges                            --           231           $  3,057          4.91%
2012(v)  Lowest contract charge 1.30% Class A        $13.31            --                 --            --       16.24%
         Highest contract charge 1.70% Class A       $13.14            --                 --            --       15.77%
         All contract charges                            --           439           $  5,807          2.13%
EQ/BOSTON ADVISORS EQUITY INCOME
   2016  Lowest contract charge 1.10% Class B        $10.83            --                 --            --       11.76%
         Highest contract charge 1.70% Class B       $ 9.37            --                 --            --       11.02%
         All contract charges                            --         1,275           $  9,035          2.06%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.69            --                 --            --       (2.91)%
         Highest contract charge 1.70% Class B       $ 8.44            --                 --            --       (3.32)%
         All contract charges                            --         1,336           $  8,448          1.63%
   2014  Lowest contract charge 1.20% Class B        $11.26            --                 --            --        7.44%
         Highest contract charge 1.70% Class B       $ 8.73            --                 --            --        6.72%
         All contract charges                            --         1,303           $  8,344          1.61%
2013(w)  Lowest contract charge 1.30% Class B(d)     $10.48            --                 --            --        3.05%
         Highest contract charge 1.70% Class B       $ 8.18            --                 --            --       29.64%
         All contract charges                            --         1,101           $  5,734          2.37%
2012(v)  Lowest contract charge 0.95% Class B        $ 7.03            --                 --            --       16.58%
         Highest contract charge 1.90% Class B       $ 6.13            --                 --            --       15.44%
         All contract charges                            --        53,849           $285,945          2.13%
EQ/CAPITAL GUARDIAN RESEARCH
   2016  Lowest contract charge 1.30% Class A        $21.74            --                 --            --        7.04%
         Highest contract charge 1.70% Class A       $21.12            --                 --            --        6.61%
         All contract charges                            --           544           $ 11,682          0.88%
   2015  Lowest contract charge 1.30% Class A        $20.31            --                 --            --        0.59%
         Highest contract charge 1.70% Class A       $19.81            --                 --            --        0.15%
         All contract charges                            --           579           $ 11,637          0.60%
   2014  Lowest contract charge 1.30% Class A        $20.19            --                 --            --        9.08%
         Highest contract charge 1.70% Class A       $19.78            --                 --            --        8.62%
         All contract charges                            --           558           $ 11,176          0.76%
2013(w)  Lowest contract charge 1.30% Class A        $18.51            --                 --            --       30.08%
         Highest contract charge 1.70% Class A       $18.21            --                 --            --       29.61%
         All contract charges                            --           453           $  8,324          1.76%
2012(u)  Lowest contract charge 1.30% Class A(a)     $14.23            --                 --            --        5.10%
         Highest contract charge 1.65% Class A(a)    $14.07            --                 --            --        4.84%
         All contract charges                            --            33           $    472          2.26%
2012(v)  Lowest contract charge 1.30% Class A        $14.23            --                 --            --       15.88%
         Highest contract charge 1.70% Class A       $14.05            --                 --            --       15.35%
         All contract charges                            --           146           $  2,073          0.89%
EQ/CAPITAL GUARDIAN RESEARCH
   2016  Lowest contract charge 1.30% Class B        $21.84            --                 --            --        7.01%
         Highest contract charge 1.70% Class B       $19.66            --                 --            --        6.56%
         All contract charges                            --           248           $  5,200          0.88%
   2015  Lowest contract charge 1.30% Class B        $20.41            --                 --            --        0.59%
         Highest contract charge 1.70% Class B       $18.45            --                 --            --        0.22%
         All contract charges                            --           254           $  4,999          0.60%
   2014  Lowest contract charge 1.30% Class B        $20.29            --                 --            --        9.09%
         Highest contract charge 1.70% Class B       $18.41            --                 --            --        8.61%
         All contract charges                            --           254           $  4,987          0.76%
2013(w)  Lowest contract charge 1.30% Class B        $18.60            --                 --            --       30.07%
         Highest contract charge 1.70% Class B       $16.95            --                 --            --       29.49%
         All contract charges                            --           267           $  4,841          1.76%
2012(v)  Lowest contract charge 0.95% Class B        $14.52            --                 --            --       16.25%
         Highest contract charge 1.90% Class B       $12.73            --                 --            --       15.20%
         All contract charges                            --        63,706           $880,226          0.89%

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX
   2016  Lowest contract charge 1.30% Class A        $21.13            --                 --            --       10.28%
         Highest contract charge 1.70% Class A       $20.52            --                 --            --        9.79%
         All contract charges                            --         1,377           $ 28,892          1.68%
   2015  Lowest contract charge 1.30% Class A        $19.16            --                 --            --       (1.39)%
         Highest contract charge 1.70% Class A       $18.69            --                 --            --       (1.79)%
         All contract charges                            --         1,300           $ 24,735          1.71%
   2014  Lowest contract charge 1.30% Class A        $19.43            --                 --            --       10.65%
         Highest contract charge 1.70% Class A       $19.03            --                 --            --       10.19%
         All contract charges                            --           929           $ 17,926          1.61%
2013(w)  Lowest contract charge 1.30% Class A        $17.56            --                 --            --       30.75%
         Highest contract charge 1.70% Class A       $17.27            --                 --            --       30.24%
         All contract charges                            --           585           $ 10,230          1.76%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.43            --                 --            --        2.36%
         Highest contract charge 1.70% Class A(a)    $13.26            --                 --            --        2.08%
         All contract charges                            --            66           $    890          3.28%
2012(v)  Lowest contract charge 1.30% Class A        $13.43            --                 --            --       14.10%
         Highest contract charge 1.70% Class A       $13.26            --                 --            --       13.62%
         All contract charges                            --           224           $  2,984          1.55%
EQ/COMMON STOCK INDEX(O)
   2016  Lowest contract charge 1.10% Class B        $10.62            --                 --            --       10.51%
         Highest contract charge 1.25% Class B       $12.56            --                 --            --       10.37%
         All contract charges                            --           476           $  5,821          1.68%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.61            --                 --            --       (3.90)%
         Highest contract charge 1.25% Class B       $11.38            --                 --            --       (1.30)%
         All contract charges                            --           365           $  4,121          1.71%
   2014  Lowest contract charge 1.20% Class B        $11.54            --                 --            --       10.75%
         Highest contract charge 1.25% Class B       $11.53            --                 --            --       10.65%
         All contract charges                            --           177           $  2,041          1.61%
   2013  Lowest contract charge 1.20% Class B(d)     $10.42            --                 --            --        3.37%
         Highest contract charge 1.25% Class B(d)    $10.42            --                 --            --        3.37%
         All contract charges                            --            10           $     99          1.76%
EQ/CONVERTIBLE SECURITIES
   2016  Lowest contract charge 1.10% Class B        $ 9.92            --                 --            --        6.55%
         Highest contract charge 1.25% Class B       $11.16            --                 --            --        6.29%
         All contract charges                            --           101           $  1,110          3.70%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.31            --                 --            --       (7.64)%
         Highest contract charge 1.25% Class B       $10.50            --                 --            --       (4.46)%
         All contract charges                            --           266           $  2,790          3.74%
   2014  Lowest contract charge 1.20% Class B        $11.00            --                 --            --        7.32%
         Highest contract charge 1.25% Class B       $10.99            --                 --            --        7.22%
         All contract charges                            --           228           $  2,501          1.78%
   2013  Lowest contract charge 1.20% Class B(d)     $10.25            --                 --            --        2.60%
         Highest contract charge 1.20% Class B(d)    $10.25            --                 --            --        2.60%
         All contract charges                            --             3           $     27          0.85%
EQ/CORE BOND INDEX(N)
   2016  Lowest contract charge 0.65% Class B        $10.41            --                 --            --        0.77%
         Highest contract charge 1.70% Class B       $10.32            --                 --            --       (0.29)%
         All contract charges                            --        31,436           $332,136          1.45%
   2015  Lowest contract charge 0.65% Class B        $10.33            --                 --            --       (0.29)%
         Highest contract charge 1.70% Class B       $10.35            --                 --            --       (1.24)%
         All contract charges                            --        30,704           $325,029          1.46%
   2014  Lowest contract charge 0.65% Class B        $10.36            --                 --            --        1.77%
         Highest contract charge 1.70% Class B       $10.48            --                 --            --        0.67%
         All contract charges                            --        30,215           $323,566          1.32%
2013(w)  Lowest contract charge 0.65% Class B        $10.18            --                 --            --       (2.21)%
         Highest contract charge 1.70% Class B       $10.41            --                 --            --       (3.34)%
         All contract charges                            --        29,915           $317,364          1.23%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/CORE BOND INDEX(N) (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.90             --                 --           --         0.93%
         Highest contract charge 1.70% Class B(a)    $10.77             --                 --           --         0.75%
         All contract charges                            --            281         $    3,060         3.07%
2012(v)  Lowest contract charge 0.65% Class B        $10.41             --                 --           --         2.46%
         Highest contract charge 1.90% Class B       $13.39             --                 --           --         1.21%
         All contract charges                            --        104,051         $1,241,073         1.47%
EQ/EMERGING MARKETS EQUITY PLUS
   2016  Lowest contract charge 1.10% Class B        $ 8.02             --                 --           --         8.53%
         Highest contract charge 1.70% Class B       $ 7.69             --                 --           --         7.85%
         All contract charges                            --            535         $    4,188         0.90%
   2015  Lowest contract charge 1.10% Class B(l)     $ 7.39             --                 --           --       (23.50)%
         Highest contract charge 1.70% Class B       $ 7.13             --                 --           --       (19.53)%
         All contract charges                            --            348         $    2,519         0.32%
   2014  Lowest contract charge 1.20% Class B        $ 9.28             --                 --           --        (4.33)%
         Highest contract charge 1.70% Class B       $ 8.86             --                 --           --        (4.73)%
         All contract charges                            --            283         $    2,543         0.67%
   2013  Lowest contract charge 1.30% Class B(b)     $ 9.34             --                 --           --        (6.22)%
         Highest contract charge 1.70% Class B(b)    $ 9.30             --                 --           --        (6.63)%
         All contract charges                            --             78         $      732         0.69%
EQ/ENERGY ETF
   2016  Lowest contract charge 0.30% Class B(d)     $ 7.83             --                 --           --        22.92%
         Highest contract charge 1.25% Class B       $ 7.59             --                 --           --        21.63%
         All contract charges                            --            383         $    3,047         1.73%
   2015  Lowest contract charge 1.10% Class B(l)     $ 7.04             --                 --           --       (25.74)%
         Highest contract charge 1.25% Class B       $ 6.24             --                 --           --       (25.71)%
         All contract charges                            --            199         $    1,258         1.64%
   2014  Lowest contract charge 1.20% Class B        $ 8.40             --                 --           --       (16.25)%
         Highest contract charge 1.25% Class B       $ 8.40             --                 --           --       (16.25)%
         All contract charges                            --             83         $      697         1.58%
   2013  Lowest contract charge 1.20% Class B(d)     $10.03             --                 --           --         1.42%
         Highest contract charge 1.20% Class B(d)    $10.03             --                 --           --         1.42%
         All contract charges                            --             --         $        3         1.64%
EQ/EQUITY 500 INDEX
   2016  Lowest contract charge 0.65% Class A(d)     $19.39             --                 --           --        10.55%
         Highest contract charge 1.70% Class A       $20.38             --                 --           --         9.33%
         All contract charges                            --          8,016         $  166,506         1.79%
   2015  Lowest contract charge 1.30% Class A        $19.11             --                 --           --        (0.47)%
         Highest contract charge 1.70% Class A       $18.64             --                 --           --        (0.90)%
         All contract charges                            --          7,002         $  132,404         1.96%
   2014  Lowest contract charge 1.30% Class A        $19.20             --                 --           --        11.50%
         Highest contract charge 1.70% Class A       $18.81             --                 --           --        11.04%
         All contract charges                            --          5,070         $   96,494         1.80%
2013(w)  Lowest contract charge 1.30% Class A        $17.22             --                 --           --        29.77%
         Highest contract charge 1.70% Class A       $16.94             --                 --           --        29.31%
         All contract charges                            --          3,194         $   54,612         1.82%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.27             --                 --           --         2.39%
         Highest contract charge 1.70% Class A(a)    $13.10             --                 --           --         2.02%
         All contract charges                            --            473         $    6,257         3.68%
2012(v)  Lowest contract charge 1.30% Class A        $13.27             --                 --           --        13.71%
         Highest contract charge 1.70% Class A       $13.10             --                 --           --        13.22%
         All contract charges                            --          1,409         $       19         1.70%
EQ/EQUITY 500 INDEX
   2016  Lowest contract charge 0.30% Class B        $13.13             --                 --           --        10.90%
         Highest contract charge 1.25% Class B       $12.73             --                 --           --         9.84%
         All contract charges                            --          3,637         $   44,022         1.79%

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
   2015  Lowest contract charge 0.30% Class B(d)     $11.84            --                 --            --        0.51%
         Highest contract charge 1.25% Class B       $11.59            --                 --            --       (0.52)%
         All contract charges                            --         2,185           $ 24,797          1.96%
   2014  Lowest contract charge 1.20% Class B        $11.66            --                 --            --       11.69%
         Highest contract charge 1.25% Class B       $11.65            --                 --            --       11.59%
         All contract charges                            --         1,097           $ 12,785          1.80%
   2013  Lowest contract charge 1.20% Class B(d)     $10.44            --                 --            --        3.16%
         Highest contract charge 1.25% Class B(d)    $10.44            --                 --            --        3.16%
         All contract charges                            --            14           $    146          1.82%
EQ/GAMCO MERGERS AND ACQUISITIONS
   2016  Lowest contract charge 1.30% Class A        $13.61            --                 --            --        6.25%
         Highest contract charge 1.70% Class A       $13.23            --                 --            --        5.92%
         All contract charges                            --           915           $ 12,319          0.01%
   2015  Lowest contract charge 1.30% Class A        $12.81            --                 --            --        1.34%
         Highest contract charge 1.70% Class A       $12.49            --                 --            --        0.89%
         All contract charges                            --           911           $ 11,544          0.00%
   2014  Lowest contract charge 1.30% Class A        $12.64            --                 --            --        0.32%
         Highest contract charge 1.70% Class A       $12.38            --                 --            --       (0.08)%
         All contract charges                            --           827           $ 10,378          0.00%
2013(w)  Lowest contract charge 1.30% Class A        $12.60            --                 --            --        9.47%
         Highest contract charge 1.70% Class A       $12.39            --                 --            --        9.07%
         All contract charges                            --           679           $  8,497          0.50%
2012(u)  Lowest contract charge 1.30% Class A(a)     $11.51            --                 --            --        1.14%
         Highest contract charge 1.70% Class A(a)    $11.36            --                 --            --        0.80%
         All contract charges                            --            54           $    632          0.00%
2012(v)  Lowest contract charge 1.30% Class A        $11.51            --                 --            --        3.88%
         Highest contract charge 1.70% Class A       $11.36            --                 --            --        3.46%
         All contract charges                            --           440           $  5,036          0.00%
EQ/GAMCO MERGERS AND ACQUISITIONS
   2016  Lowest contract charge 0.30% Class B        $11.26            --                 --            --        7.34%
         Highest contract charge 1.25% Class B       $10.92            --                 --            --        6.33%
         All contract charges                            --           389           $  4,207          0.01%
   2015  Lowest contract charge 0.30% Class B(d)     $10.49            --                 --            --        2.34%
         Highest contract charge 1.25% Class B       $10.27            --                 --            --        1.28%
         All contract charges                            --           304           $  3,110          0.00%
   2014  Lowest contract charge 1.20% Class B        $10.14            --                 --            --        0.40%
         Highest contract charge 1.25% Class B       $10.14            --                 --            --        0.40%
         All contract charges                            --           146           $  1,485          0.00%
   2013  Lowest contract charge 1.20% Class B(d)     $10.10            --                 --            --        1.41%
         Highest contract charge 1.25% Class B(d)    $10.10            --                 --            --        1.41%
         All contract charges                            --             6           $     57          0.50%
EQ/GAMCO SMALL COMPANY VALUE
   2016  Lowest contract charge 0.65% Class A        $19.45            --                 --            --       22.48%
         Highest contract charge 1.70% Class A       $23.72            --                 --            --       21.21%
         All contract charges                            --         8,949           $216,650          0.53%
   2015  Lowest contract charge 0.65% Class A        $15.88            --                 --            --       (6.31)%
         Highest contract charge 1.70% Class A       $19.57            --                 --            --       (7.30)%
         All contract charges                            --         8,664           $172,525          0.56%
   2014  Lowest contract charge 0.65% Class A        $16.95            --                 --            --        2.36%
         Highest contract charge 1.70% Class A       $21.11            --                 --            --        1.30%
         All contract charges                            --         7,809           $167,255          0.31%
2013(w)  Lowest contract charge 0.65% Class A        $16.56            --                 --            --       38.23%
         Highest contract charge 1.70% Class A       $20.84            --                 --            --       36.75%
         All contract charges                            --         6,135           $129,348          0.32%
2012(u)  Lowest contract charge 1.30% Class A(a)     $15.43            --                 --            --        6.27%
         Highest contract charge 1.70% Class A(a)    $15.24            --                 --            --        5.98%
         All contract charges                            --           776           $ 11,930          2.69%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
2012(v)  Lowest contract charge 0.65% Class A        $11.98            --                 --            --       17.11%
         Highest contract charge 1.70% Class A       $15.24            --                 --            --       15.89%
         All contract charges                            --         3,453           $ 53,054          1.24%
EQ/GAMCO SMALL COMPANY VALUE
   2016  Lowest contract charge 0.30% Class B        $12.50            --                 --            --       22.91%
         Highest contract charge 1.25% Class B       $12.13            --                 --            --       21.79%
         All contract charges                            --         2,525           $ 29,851          0.53%
   2015  Lowest contract charge 0.30% Class B(d)     $10.17            --                 --            --       (6.01)%
         Highest contract charge 1.25% Class B       $ 9.96            --                 --            --       (6.92)%
         All contract charges                            --         1,677           $ 16,544          0.56%
   2014  Lowest contract charge 1.20% Class B        $10.70            --                 --            --        1.81%
         Highest contract charge 1.25% Class B       $10.70            --                 --            --        1.81%
         All contract charges                            --           952           $ 10,188          0.31%
   2013  Lowest contract charge 1.20% Class B(d)     $10.51            --                 --            --        5.10%
         Highest contract charge 1.25% Class B(d)    $10.51            --                 --            --        5.10%
         All contract charges                            --            65           $    683          0.32%
EQ/GLOBAL BOND PLUS
   2016  Lowest contract charge 1.30% Class A(a)     $ 9.90            --                 --            --       (0.60)%
         Highest contract charge 1.70% Class A       $ 9.62            --                 --            --       (1.03)%
         All contract charges                            --           563           $  5,534          1.84%
   2015  Lowest contract charge 0.65% Class A        $ 9.62            --                 --            --       (4.37)%
         Highest contract charge 1.70% Class A       $ 9.72            --                 --            --       (5.45)%
         All contract charges                            --           582           $  5,767          0.04%
   2014  Lowest contract charge 0.65% Class A        $10.06            --                 --            --        0.20%
         Highest contract charge 1.70% Class A       $10.28            --                 --            --       (0.77)%
         All contract charges                            --           621           $  6,477          0.70%
2013(w)  Lowest contract charge 1.30% Class A        $10.54            --                 --            --       (3.83)%
         Highest contract charge 1.70% Class A       $10.36            --                 --            --       (4.25)%
         All contract charges                            --           562           $  5,899          0.01%
2012(u)  Lowest contract charge 1.30% Class A(a)     $10.96            --                 --            --          --%
         Highest contract charge 1.70% Class A(a)    $10.82            --                 --            --          --%
         All contract charges                            --            78           $ 11,303          0.41%
2012(v)  Lowest contract charge 1.30% Class A        $10.96            --                 --            --        2.43%
         Highest contract charge 1.70% Class A       $10.82            --                 --            --        1.98%
         All contract charges                            --           420           $  4,579          1.41%
EQ/GLOBAL BOND PLUS
   2016  Lowest contract charge 1.30% Class B        $11.36            --                 --            --       (0.70)%
         Highest contract charge 1.70% Class B       $10.86            --                 --            --       (1.00)%
         All contract charges                            --           410           $  4,568          1.84%
   2015  Lowest contract charge 1.30% Class B        $11.44            --                 --            --       (4.98)%
         Highest contract charge 1.70% Class B       $10.97            --                 --            --       (5.43)%
         All contract charges                            --           445           $  5,002          0.04%
   2014  Lowest contract charge 1.30% Class B        $12.04            --                 --            --       (0.50)%
         Highest contract charge 1.70% Class B       $11.60            --                 --            --       (0.85)%
         All contract charges                            --           445           $  5,262          0.70%
2013(w)  Lowest contract charge 1.30% Class B        $12.10            --                 --            --       (3.74)%
         Highest contract charge 1.70% Class B       $11.70            --                 --            --       (4.18)%
         All contract charges                            --           454           $  5,404          0.01%
2012(v)  Lowest contract charge 0.95% Class B        $12.90            --                 --            --        2.79%
         Highest contract charge 1.90% Class B       $12.03            --                 --            --        1.78%
         All contract charges                            --        39,823           $493,953          1.41%
EQ/HIGH YIELD BOND
   2016  Lowest contract charge 1.10% Class B        $10.26            --                 --            --       10.56%
         Highest contract charge 1.70% Class B       $10.99            --                 --            --        9.79%
         All contract charges                            --         1,007           $ 11,034          5.90%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.28            --                 --            --       (7.29)%
         Highest contract charge 1.70% Class B       $10.01            --                 --            --       (4.76)%
         All contract charges                            --           781           $  7,803          2.19%

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/HIGH YIELD BOND (CONTINUED)
   2014  Lowest contract charge 120% Class B         $10.14            --                 --            --        0.70%
         Highest contract charge 1.70% Class B       $10.51            --                 --            --        0.19%
         All contract charges                            --           533           $  5,586          4.19%
   2013  Lowest contract charge 120% Class B(d)      $10.07            --                 --            --        0.80%
         Highest contract charge 1.70% Class B(b)    $10.49            --                 --            --        4.69%
         All contract charges                            --           152           $  1,585          5.16%
EQ/INTERMEDIATE GOVERNMENT BOND
   2016  Lowest contract charge 0.30% Class B        $10.07            --                 --            --        0.10%
         Highest contract charge 1.70% Class B       $ 9.79            --                 --            --       (1.21)%
         All contract charges                            --        12,441           $126,941          0.68%
   2015  Lowest contract charge 0.30% Class B(d)     $10.06            --                 --            --        0.20%
         Highest contract charge 1.70% Class B       $ 9.91            --                 --            --       (1.29)%
         All contract charges                            --        12,206           $125,847          0.59%
   2014  Lowest contract charge 0.65% Class B        $10.07            --                 --            --        0.80%
         Highest contract charge 1.70% Class B       $10.04            --                 --            --       (0.20)%
         All contract charges                            --        12,538           $130,682          0.41%
2013(w)  Lowest contract charge 0.65% Class B        $ 9.99            --                 --            --       (2.25)%
         Highest contract charge 1.70% Class B       $10.06            --                 --            --       (3.36)%
         All contract charges                            --        12,463           $129,739          0.22%
2012(u)  Lowest contract charge 1.30% Class B(a)     $10.54            --                 --            --       (0.09)%
         Highest contract charge 1.70% Class B(a)    $10.41            --                 --            --       (0.38)%
         All contract charges                            --           171           $  1,790          0.50%
2012(v)  Lowest contract charge 0.65% Class B        $10.22            --                 --            --        0.29%
         Highest contract charge 1.90% Class B       $18.54            --                 --            --       (0.91)%
         All contract charges                            --        33,728           $440,306          0.24%
EQ/INTERNATIONAL EQUITY INDEX
   2016  Lowest contract charge 0.65% Class A        $10.91            --                 --            --        1.58%
         Highest contract charge 1.70% Class A       $10.82            --                 --            --        0.46%
         All contract charges                            --         2,071           $ 22,815          3.01%
   2015  Lowest contract charge 0.65% Class A        $10.74            --                 --            --       (2.81)%
         Highest contract charge 1.70% Class A       $10.77            --                 --            --       (3.84)%
         All contract charges                            --         1,880           $ 20,562          2.82%
   2014  Lowest contract charge 0.65% Class A        $11.05            --                 --            --       (7.53)%
         Highest contract charge 1.70% Class A       $11.20            --                 --            --       (8.50)%
         All contract charges                            --         1,362           $ 15,412          4.42%
2013(w)  Lowest contract charge 0.65% Class A        $11.95            --                 --            --       20.71%
         Highest contract charge 1.70% Class A       $12.24            --                 --            --       19.41%
         All contract charges                            --           639           $  7,902          2.96%
2012(u)  Lowest contract charge 1.30% Class A(a)     $10.38            --                 --            --        8.46%
         Highest contract charge 1.70% Class A(a)    $10.25            --                 --            --        8.12%
         All contract charges                            --            72           $    739          6.02%
2012(v)  Lowest contract charge 0.65% Class A        $ 9.90            --                 --            --       15.52%
         Highest contract charge 1.70% Class A       $10.25            --                 --            --       14.27%
         All contract charges                            --           244           $  2,520          3.00%
EQ/INTERNATIONAL EQUITY INDEX(K)
   2016  Lowest contract charge 0.30% Class B        $ 9.35            --                 --            --        1.85%
         Highest contract charge 1.25% Class B       $ 9.07            --                 --            --        0.89%
         All contract charges                            --         1,217           $ 11,019          3.01%
   2015  Lowest contract charge 0.30% Class B(d)     $ 9.18            --                 --            --       (2.44)%
         Highest contract charge 1.25% Class B       $ 8.99            --                 --            --       (3.33)%
         All contract charges                            --           745           $  6,690          2.82%
   2014  Lowest contract charge 1.20% Class B        $ 9.31            --                 --            --       (8.00)%
         Highest contract charge 1.25% Class B       $ 9.30            --                 --            --       (8.10)%
         All contract charges                            --           500           $  4,652          4.42%
   2013  Lowest contract charge 1.20% Class B(d)     $10.12            --                 --            --        1.10%
         Highest contract charge 1.25% Class B(d)    $10.12            --                 --            --        1.10%
         All contract charges                            --             4           $     40          2.96%

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/INVESCO COMSTOCK
   2016  Lowest contract charge 0.65% Class A        $18.72            --                 --            --       16.56%
         Highest contract charge 1.70% Class A       $19.71            --                 --            --       15.40%
         All contract charges                            --         1,379           $ 27,771          2.49%
   2015  Lowest contract charge 0.65% Class A        $16.06            --                 --            --       (6.79)%
         Highest contract charge 1.70% Class A       $17.08            --                 --            --       (7.78)%
         All contract charges                            --         1,482           $ 25,762          2.15%
   2014  Lowest contract charge 0.65% Class A        $17.23            --                 --            --        8.23%
         Highest contract charge 1.70% Class A       $18.52            --                 --            --        7.05%
         All contract charges                            --         1,384           $ 25,986          2.26%
2013(w)  Lowest contract charge 0.65% Class A        $15.92            --                 --            --       34.23%
         Highest contract charge 1.70% Class A       $17.30            --                 --            --       32.77%
         All contract charges                            --           299           $  5,249          4.77%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.20            --                 --            --        5.43%
         Highest contract charge 1.70% Class A(a)    $13.03            --                 --            --        5.08%
         All contract charges                            --            36           $    472          3.37%
2012(v)  Lowest contract charge 0.65% Class A        $11.86            --                 --            --       17.66%
         Highest contract charge 1.70% Class A       $13.03            --                 --            --       16.44%
         All contract charges                            --           185           $  2,431          1.27%
EQ/INVESCO COMSTOCK
   2016  Lowest contract charge 1.30% Class B        $17.90            --                 --            --       15.86%
         Highest contract charge 1.70% Class B       $17.07            --                 --            --       15.42%
         All contract charges                            --           489           $  8,604          2.49%
   2015  Lowest contract charge 1.30% Class B        $15.45            --                 --            --       (7.37)%
         Highest contract charge 1.70% Class B       $14.79            --                 --            --       (7.79)%
         All contract charges                            --           604           $  9,159          2.15%
   2014  Lowest contract charge 1.30% Class B        $16.68            --                 --            --        7.47%
         Highest contract charge 1.70% Class B       $16.04            --                 --            --        7.00%
         All contract charges                            --           612           $ 10,036          2.26%
2013(w)  Lowest contract charge 1.30% Class B        $15.52            --                 --            --       33.33%
         Highest contract charge 1.70% Class B       $14.99            --                 --            --       32.77%
         All contract charges                            --           192           $  2,939          4.77%
2012(v)  Lowest contract charge 0.95% Class B        $11.97            --                 --            --       17.35%
         Highest contract charge 1.80% Class B       $11.20            --                 --            --       16.30%
         All contract charges                            --        22,874           $262,341          1.27%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2016  Lowest contract charge 0.65% Class A        $20.41            --                 --            --       20.77%
         Highest contract charge 1.70% Class A       $20.84            --                 --            --       19.50%
         All contract charges                            --           467           $  9,912          1.14%
   2015  Lowest contract charge 0.65% Class A        $16.90            --                 --            --       (2.93)%
         Highest contract charge 1.70% Class A       $17.44            --                 --            --       (3.96)%
         All contract charges                            --           406           $  7,204          0.74%
   2014  Lowest contract charge 0.65% Class A        $17.41            --                 --            --       13.64%
         Highest contract charge 1.70% Class A       $18.16            --                 --            --       12.45%
         All contract charges                            --           365           $  6,734          1.09%
2013(w)  Lowest contract charge 0.65% Class A        $15.32            --                 --            --       34.98%
         Highest contract charge 1.70% Class A       $16.15            --                 --            --       33.47%
         All contract charges                            --           371           $  6,078          2.08%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.25            --                 --            --        3.38%
         Highest contract charge 1.70% Class A(a)    $12.10            --                 --            --        3.15%
         All contract charges                            --            61           $    743          1.87%
2012(v)  Lowest contract charge 0.65% Class A        $11.35            --                 --            --       15.23%
         Highest contract charge 1.70% Class A       $12.10            --                 --            --       14.15%
         All contract charges                            --           292           $  3,573          0.95%
EQ/JPMORGAN VALUE OPPORTUNITIES
   2016  Lowest contract charge 1.30% Class B        $22.96            --                 --            --       19.96%
         Highest contract charge 1.70% Class B       $23.46            --                 --            --       19.45%
         All contract charges                            --           327           $  7,422          1.14%

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 1.30% Class B        $19.14            --                 --            --       (3.58)%
         Highest contract charge 1.70% Class B       $19.64            --                 --            --       (3.91)%
         All contract charges                            --           248           $  4,682          0.74%
   2014  Lowest contract charge 1.30% Class B        $19.85            --                 --            --       12.91%
         Highest contract charge 1.70% Class B       $20.44            --                 --            --       12.43%
         All contract charges                            --           156           $  3,131          1.09%
2013(w)  Lowest contract charge 1.30% Class B        $17.58            --                 --            --       33.99%
         Highest contract charge 1.70% Class B       $18.18            --                 --            --       33.48%
         All contract charges                            --           127           $  2,263          2.08%
2012(v)  Lowest contract charge 0.95% Class B        $15.34            --                 --            --       14.91%
         Highest contract charge 1.90% Class B       $13.19            --                 --            --       13.81%
         All contract charges                            --        17,582           $242,364          0.95%
EQ/LARGE CAP GROWTH INDEX
   2016  Lowest contract charge 1.30% Class A        $21.51            --                 --            --        4.93%
         Highest contract charge 1.70% Class A       $20.90            --                 --            --        4.55%
         All contract charges                            --         1,533           $ 32,753          1.12%
   2015  Lowest contract charge 1.30% Class A        $20.50            --                 --            --        3.54%
         Highest contract charge 1.70% Class A       $19.99            --                 --            --        3.09%
         All contract charges                            --         1,290           $ 26,251          0.97%
   2014  Lowest contract charge 1.30% Class A        $19.80            --                 --            --       10.74%
         Highest contract charge 1.70% Class A       $19.39            --                 --            --       10.30%
         All contract charges                            --           993           $ 19,557          1.17%
2013(w)  Lowest contract charge 1.30% Class A        $17.88            --                 --            --       30.80%
         Highest contract charge 1.70% Class A       $17.58            --                 --            --       30.22%
         All contract charges                            --           698           $ 12,399          1.10%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.67            --                 --            --       (0.44)%
         Highest contract charge 1.70% Class A(a)    $13.50            --                 --            --       (0.66)%
         All contract charges                            --           136           $  1,851          2.54%
2012(v)  Lowest contract charge 1.30% Class A        $13.67            --                 --            --       13.26%
         Highest contract charge 1.70% Class A       $13.50            --                 --            --       12.78%
         All contract charges                            --           408           $  5,559          1.20%
EQ/LARGE CAP GROWTH INDEX
   2016  Lowest contract charge 1.10% Class B        $10.39            --                 --            --        5.16%
         Highest contract charge 1.25% Class B       $12.61            --                 --            --        5.08%
         All contract charges                            --           859           $ 10,320          1.12%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.88            --                 --            --       (1.20)%
         Highest contract charge 1.25% Class B       $12.00            --                 --            --        3.54%
         All contract charges                            --           473           $  5,594          0.97%
   2014  Lowest contract charge 1.20% Class B        $11.60            --                 --            --       10.90%
         Highest contract charge 1.25% Class B       $11.59            --                 --            --       10.80%
         All contract charges                            --           278           $  3,223          1.17%
   2013  Lowest contract charge 1.30% Class B(d)     $10.46            --                 --            --        3.87%
         Highest contract charge 1.70% Class B(d)    $10.46            --                 --            --        3.87%
         All contract charges                            --            15           $    157          1.10%
EQ/LARGE CAP VALUE INDEX
   2016  Lowest contract charge 1.30% Class A        $20.64            --                 --            --       14.99%
         Highest contract charge 1.70% Class A       $20.05            --                 --            --       14.51%
         All contract charges                            --         1,107           $ 22,642          2.25%
   2015  Lowest contract charge 1.30% Class A        $17.95            --                 --            --       (5.68)%
         Highest contract charge 1.70% Class A       $17.51            --                 --            --       (6.06)%
         All contract charges                            --         1,441           $ 25,524          2.87%
   2014  Lowest contract charge 1.30% Class A        $19.03            --                 --            --       11.16%
         Highest contract charge 1.70% Class A       $18.64            --                 --            --       10.69%
         All contract charges                            --           910           $ 17,135          2.02%
2013(w)  Lowest contract charge 1.30% Class A        $17.12            --                 --            --       29.89%
         Highest contract charge 1.70% Class A       $16.84            --                 --            --       29.34%
         All contract charges                            --           544           $  9,242          1.80%

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.18            --                 --            --        5.27%
         Highest contract charge 1.70% Class A(a)    $13.02            --                 --            --        5.08%
         All contract charges                            --           133            $ 1,738          4.46%
2012(v)  Lowest contract charge 1.30% Class A        $13.18            --                 --            --       15.01%
         Highest contract charge 1.70% Class A       $13.02            --                 --            --       14.61%
         All contract charges                            --           195            $ 2,563          1.91%
EQ/LARGE CAP VALUE INDEX
   2016  Lowest contract charge 1.10% Class B        $10.84            --                 --            --       15.20%
         Highest contract charge 1.25% Class B       $12.57            --                 --            --       15.11%
         All contract charges                            --           539            $ 6,576          2.25%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.41            --                 --            --       (5.81)%
         Highest contract charge 1.25% Class B       $10.92            --                 --            --       (5.70)%
         All contract charges                            --           324            $ 3,514          2.87%
   2014  Lowest contract charge 1.20% Class B        $11.58            --                 --            --       11.24%
         Highest contract charge 1.25% Class B       $11.58            --                 --            --       11.24%
         All contract charges                            --           151            $ 1,749          2.02%
   2013  Lowest contract charge 1.20% Class B(d)     $10.41            --                 --            --        2.76%
         Highest contract charge 1.25% Class B(d)    $10.41            --                 --            --        2.76%
         All contract charges                            --             7            $    73          1.80%
EQ/LOW VOLATILITY GLOBAL ETF
   2016  Lowest contract charge 1.10% Class B        $10.09            --                 --            --        7.45%
         Highest contract charge 1.25% Class B       $11.25            --                 --            --        7.24%
         All contract charges                            --           160            $ 1,769          2.25%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.39            --                 --            --       (4.67)%
         Highest contract charge 1.25% Class B       $10.49            --                 --            --       (1.50)%
         All contract charges                            --           112            $ 1,150          1.84%
   2014  Lowest contract charge 1.20% Class B        $10.66            --                 --            --        6.92%
         Highest contract charge 1.25% Class B       $10.65            --                 --            --        6.82%
         All contract charges                            --            75            $   798          2.64%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.97            --                 --            --        0.20%
         Highest contract charge 1.25% Class B(d)    $ 9.97            --                 --            --        0.20%
         All contract charges                            --             5            $    52          1.77%
EQ/MFS INTERNATIONAL GROWTH
   2016  Lowest contract charge 1.30% Class A        $12.65            --                 --            --        0.64%
         Highest contract charge 1.70% Class A       $12.29            --                 --            --        0.24%
         All contract charges                            --         1,611            $20,205          1.02%
   2015  Lowest contract charge 1.30% Class A        $12.57            --                 --            --       (1.10)%
         Highest contract charge 1.70% Class A       $12.26            --                 --            --       (1.53)%
         All contract charges                            --         1,570            $19,572          0.62%
   2014  Lowest contract charge 1.30% Class A        $12.71            --                 --            --       (6.27)%
         Highest contract charge 1.70% Class A       $12.45            --                 --            --       (6.60)%
         All contract charges                            --         1,355            $17,105          1.04%
2013(w)  Lowest contract charge 1.30% Class A        $13.56            --                 --            --       12.16%
         Highest contract charge 1.70% Class A       $13.33            --                 --            --       11.74%
         All contract charges                            --         1,117            $15,044          1.10%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.09            --                 --            --        4.86%
         Highest contract charge 1.70% Class A(a)    $11.93            --                 --            --        4.56%
         All contract charges                            --           160            $ 1,929          2.50%
2012(v)  Lowest contract charge 1.30% Class A        $12.09            --                 --            --       18.18%
         Highest contract charge 1.70% Class A       $11.93            --                 --            --       17.65%
         All contract charges                            --           454            $ 5,463          0.99%
EQ/MFS INTERNATIONAL GROWTH
   2016  Lowest contract charge 1.10% Class B        $ 9.21            --                 --            --        0.88%
         Highest contract charge 1.70% Class B       $15.40            --                 --            --        0.20%
         All contract charges                            --         1,176            $11,810          1.02%

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.13            --                 --            --       (8.52)%
         Highest contract charge 1.70% Class B       $15.37            --                 --            --       (1.47)%
         All contract charges                            --           973           $ 10,104          0.62%
   2014  Lowest contract charge 1.20% Class B        $ 9.40            --                 --            --       (6.19)%
         Highest contract charge 1.70% Class B       $15.60            --                 --            --       (6.64)%
         All contract charges                            --           809           $  8,848          1.04%
2013(w)  Lowest contract charge 1.20% Class B(d)     $10.02            --                 --            --        0.50%
         Highest contract charge 1.70% Class B       $16.71            --                 --            --       11.70%
         All contract charges                            --           613           $  7,458          1.10%
2012(v)  Lowest contract charge 1.20% Class B        $15.55            --                 --            --       18.25%
         Highest contract charge 1.80% Class B       $14.84            --                 --            --       17.59%
         All contract charges                            --        31,803           $398,332          0.99%
EQ/MID CAP INDEX
   2016  Lowest contract charge 1.30% Class A        $23.31            --                 --            --       18.38%
         Highest contract charge 1.70% Class A       $22.64            --                 --            --       17.86%
         All contract charges                            --         2,625           $ 60,435          1.28%
   2015  Lowest contract charge 1.30% Class A        $19.69            --                 --            --       (4.14)%
         Highest contract charge 1.70% Class A       $19.21            --                 --            --       (4.48)%
         All contract charges                            --         1,883           $ 36,792          0.90%
   2014  Lowest contract charge 1.30% Class A        $20.54            --                 --            --        7.60%
         Highest contract charge 1.70% Class A       $20.11            --                 --            --        7.14%
         All contract charges                            --         1,672           $ 34,038          1.03%
2013(w)  Lowest contract charge 1.30% Class A        $19.09            --                 --            --       30.84%
         Highest contract charge 1.70% Class A       $18.77            --                 --            --       30.35%
         All contract charges                            --         1,012           $ 19,196          1.02%
2012(u)  Lowest contract charge 1.30% Class A(a)     $14.59            --                 --            --        2.67%
         Highest contract charge 1.70% Class A(a)    $14.40            --                 --            --        2.35%
         All contract charges                            --           153           $  2,219          2.25%
2012(v)  Lowest contract charge 1.30% Class A        $14.59            --                 --            --       15.52%
         Highest contract charge 1.70% Class A       $14.40            --                 --            --       15.02%
         All contract charges                            --           367           $  5,340          0.99%
EQ/MID CAP INDEX
   2016  Lowest contract charge 0.30% Class B        $13.01            --                 --            --       19.58%
         Highest contract charge 1.25% Class B       $12.62            --                 --            --       18.39%
         All contract charges                            --         1,206           $ 14,632          1.28%
   2015  Lowest contract charge 0.30% Class B(d)     $10.88            --                 --            --       (3.20)%
         Highest contract charge 1.25% Class B       $10.66            --                 --            --       (4.05)%
         All contract charges                            --           958           $ 10,059          0.90%
   2014  Lowest contract charge 1.20% Class B        $11.12            --                 --            --        7.65%
         Highest contract charge 1.25% Class B       $11.11            --                 --            --        7.66%
         All contract charges                            --           559           $  6,207          1.03%
   2013  Lowest contract charge 1.20% Class B(d)     $10.33            --                 --            --        3.09%
         Highest contract charge 1.25% Class B(d)    $10.32            --                 --            --        2.99%
         All contract charges                            --            14           $    144          1.02%
EQ/MONEY MARKET
   2016  Lowest contract charge 0.65% Class A        $ 9.61            --                 --            --       (0.62)%
         Highest contract charge 1.70% Class A       $ 8.86            --                 --            --       (1.66)%
         All contract charges                            --         9,468           $ 86,860          0.00%
   2015  Lowest contract charge 0.65% Class A        $ 9.67            --                 --            --       (0.62)%
         Highest contract charge 1.70% Class A       $ 9.01            --                 --            --       (1.74)%
         All contract charges                            --         8,253           $ 77,117          0.00%
   2014  Lowest contract charge 0.65% Class A        $ 9.73            --                 --            --       (0.71)%
         Highest contract charge 1.70% Class A       $ 9.17            --                 --            --       (1.71)%
         All contract charges                            --         5,837           $ 54,908          0.00%
2013(w)  Lowest contract charge 0.65% Class A        $ 9.80            --                 --            --       (0.61)%
         Highest contract charge 1.70% Class A       $ 9.33            --                 --            --       (1.69)%
         All contract charges                            --         5,649           $ 54,098          0.00%

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class A(a)     $ 9.61             --                --            --       (0.83)%
         Highest contract charge 1.70% Class A(a)    $ 9.49             --                --            --       (1.15)%
         All contract charges                            --          3,253          $ 30,995          0.00%
2012(v)  Lowest contract charge 0.65% Class A        $ 9.86             --                --            --       (0.70)%
         Highest contract charge 1.70% Class A       $ 9.49             --                --            --       (1.66)%
         All contract charges                            --          2,080          $ 19,884          0.00%
EQ/MONEY MARKET
   2016  Lowest contract charge 1.10% Class B(l)     $ 9.82             --                --            --       (1.11)%
         Highest contract charge 1.70% Class B       $24.20             --                --            --       (1.67)%
         All contract charges                            --          6,688          $ 66,890          0.00%
   2015  Lowest contract charge 0.30% Class B        $ 9.93             --                --            --       (0.30)%
         Highest contract charge 1.70% Class B       $24.61             --                --            --       (1.72)%
         All contract charges                            --          5,965          $ 60,652          0.00%
   2014  Lowest contract charge 0.30% Class B        $ 9.96             --                --            --       (0.30)%
         Highest contract charge 1.70% Class B       $25.04             --                --            --       (1.69)%
         All contract charges                            --          5,879          $ 60,569          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)     $ 9.98             --                --            --       (0.10)%
         Highest contract charge 1.70% Class B       $25.47             --                --            --       (1.70)%
         All contract charges                            --          2,743          $ 29,635          0.00%
2012(v)  Lowest contract charge 0.00% Class B        $44.43             --                --            --          --%
         Highest contract charge 1.90% Class B       $24.30             --                --            --       (1.94)%
         All contract charges                            --        180,902          $645,099          0.00%
EQ/OPPENHEIMER GLOBAL
   2016  Lowest contract charge 1.30% Class A        $15.71             --                --            --       (1.26)%
         Highest contract charge 1.70% Class A       $15.26             --                --            --       (1.68)%
         All contract charges                            --          2,463          $ 38,345          0.82%
   2015  Lowest contract charge 1.30% Class A        $15.91             --                --            --        1.86%
         Highest contract charge 1.70% Class A       $15.52             --                --            --        1.44%
         All contract charges                            --          2,630          $ 41,513          0.28%
   2014  Lowest contract charge 1.30% Class A        $15.62             --                --            --        0.45%
         Highest contract charge 1.70% Class A       $15.30             --                --            --        0.07%
         All contract charges                            --          2,055          $ 31,876          0.58%
2013(w)  Lowest contract charge 1.30% Class A        $15.55             --                --            --       24.70%
         Highest contract charge 1.70% Class A       $15.29             --                --            --       24.21%
         All contract charges                            --          1,401          $ 21,649          2.86%
2012(u)  Lowest contract charge 1.30% Class A(a)     $12.47             --                --            --        8.06%
         Highest contract charge 1.70% Class A(a)    $12.31             --                --            --        7.79%
         All contract charges                            --            106          $  1,321          1.79%
2012(v)  Lowest contract charge 1.30% Class A        $12.47             --                --            --       18.88%
         Highest contract charge 1.70% Class A       $12.31             --                --            --       18.37%
         All contract charges                            --            849          $ 10,536          0.87%
EQ/OPPENHEIMER GLOBAL
   2016  Lowest contract charge 0.30% Class B        $10.78             --                --            --       (0.19)%
         Highest contract charge 1.70% Class B       $13.63             --                --            --       (1.66)%
         All contract charges                            --          1,253          $ 15,560          0.82%
   2015  Lowest contract charge 0.30% Class B        $10.80             --                --            --        2.86%
         Highest contract charge 1.70% Class B       $13.86             --                --            --        1.39%
         All contract charges                            --          1,058          $ 13,387          0.28%
   2014  Lowest contract charge 0.30% Class B        $10.50             --                --            --        1.45%
         Highest contract charge 1.70% Class B       $13.67             --                --            --        0.07%
         All contract charges                            --            633          $  8,270          0.58%
2013(w)  Lowest contract charge 1.30% Class B(d)     $10.33             --                --            --        3.40%
         Highest contract charge 1.70% Class B       $13.66             --                --            --       24.18%
         All contract charges                            --            416          $  5,762          2.86%
2012(v)  Lowest contract charge 0.95% Class B        $11.54             --                --            --       19.21%
         Highest contract charge 1.80% Class B       $10.93             --                --            --       18.16%
         All contract charges                            --         29,044          $323,779          0.87%

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO GLOBAL REAL RETURN
   2016  Lowest contract charge 1.10% Class B        $10.39            --                  --           --        9.02%
         Highest contract charge 1.70% Class B       $10.28            --                  --           --        8.44%
         All contract charges                            --         1,311          $   13,760         6.00%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.53            --                  --           --       (3.54)%
         Highest contract charge 1.70% Class B       $ 9.48            --                  --           --       (4.05)%
         All contract charges                            --           856          $    8,251         1.54%
   2014  Lowest contract charge 1.20% Class B        $10.31            --                  --           --        6.51%
         Highest contract charge 1.70% Class B       $ 9.88            --                  --           --        6.01%
         All contract charges                            --           455          $    4,558         7.08%
   2013  Lowest contract charge 1.20% Class B(d)     $ 9.68            --                  --           --       (2.22)%
         Highest contract charge 1.70% Class B(b)    $ 9.32            --                  --           --       (6.61)%
         All contract charges                            --           153          $    1,423         0.17%
EQ/PIMCO ULTRA SHORT BOND
   2016  Lowest contract charge 1.30% Class A        $ 9.51            --                  --           --        0.63%
         Highest contract charge 1.70% Class A       $ 9.24            --                  --           --        0.33%
         All contract charges                            --         2,698          $   25,429         1.05%
   2015  Lowest contract charge 1.30% Class A        $ 9.45            --                  --           --       (1.56)%
         Highest contract charge 1.70% Class A       $ 9.21            --                  --           --       (2.02)%
         All contract charges                            --         2,491          $   23,337         0.51%
   2014  Lowest contract charge 1.30% Class A        $ 9.60            --                  --           --       (1.34)%
         Highest contract charge 1.70% Class A       $ 9.40            --                  --           --       (1.78)%
         All contract charges                            --         2,340          $   22,300         0.40%
2013(w)  Lowest contract charge 1.30% Class A        $ 9.73            --                  --           --       (1.32)%
         Highest contract charge 1.70% Class A       $ 9.57            --                  --           --       (1.64)%
         All contract charges                            --         2,328          $   22,491         0.80%
2012(u)  Lowest contract charge 1.30% Class A(a)     $ 9.86            --                  --           --       (0.20)%
         Highest contract charge 1.70% Class A(a)    $ 9.73            --                  --           --       (0.51)%
         All contract charges                            --           382          $    3,738         0.99%
2012(v)  Lowest contract charge 1.30% Class A        $ 9.86            --                  --           --        0.20%
         Highest contract charge 1.70% Class A       $ 9.73            --                  --           --       (0.31)%
         All contract charges                            --         1,581          $   15,504         0.53%
EQ/PIMCO ULTRA SHORT BOND
   2016  Lowest contract charge 1.10% Class B        $ 9.98            --                  --           --        0.91%
         Highest contract charge 1.70% Class B       $ 9.89            --                  --           --        0.30%
         All contract charges                            --           755          $    7,364         1.05%
   2015  Lowest contract charge 1.10% Class B(l)     $ 9.89            --                  --           --       (1.10)%
         Highest contract charge 1.70% Class B       $ 9.86            --                  --           --       (1.99)%
         All contract charges                            --           597          $    5,742         0.51%
   2014  Lowest contract charge 1.20% Class B        $ 9.84            --                  --           --       (1.30)%
         Highest contract charge 1.70% Class B       $10.06            --                  --           --       (1.85)%
         All contract charges                            --           389          $    3,788         0.40%
2013(w)  Lowest contract charge 1.20% Class B(d)     $ 9.97            --                  --           --       (0.20)%
         Highest contract charge 1.70% Class B       $10.25            --                  --           --       (1.35)%
         All contract charges                            --           228          $    2,227         0.80%
2012(v)  Lowest contract charge 0.95% Class B        $11.04            --                  --           --        0.55%
         Highest contract charge 1.90% Class B       $10.25            --                  --           --       (0.49)%
         All contract charges                            --        99,739          $1,034,575         0.53%
EQ/QUALITY BOND PLUS
   2016  Lowest contract charge 1.30% Class B        $10.98            --                  --           --       (0.09)%
         Highest contract charge 1.70% Class B       $15.36            --                  --           --       (0.52)%
         All contract charges                            --         2,276          $   26,773         1.19%
   2015  Lowest contract charge 1.30% Class B        $10.99            --                  --           --       (1.08)%
         Highest contract charge 1.70% Class B       $15.44            --                  --           --       (1.47)%
         All contract charges                            --         2,274          $   26,943         1.10%
   2014  Lowest contract charge 1.30% Class B        $11.11            --                  --           --        1.55%
         Highest contract charge 1.70% Class B       $15.67            --                  --           --        1.16%
         All contract charges                            --         2,077          $   25,065         1.06%

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013(w)  Lowest contract charge 1.30% Class B        $10.94            --                 --            --       (3.53)%
         Highest contract charge 1.70% Class B       $15.49            --                 --            --       (3.97)%
         All contract charges                            --         1,880           $ 22,503          0.40%
2012(v)  Lowest contract charge 1.20% Class B        $17.78            --                 --            --        1.43%
         Highest contract charge 1.90% Class B       $15.51            --                 --            --        0.71%
         All contract charges                            --        38,915           $505,313          0.62%
EQ/SMALL COMPANY INDEX
   2016  Lowest contract charge 1.30% Class A        $22.84            --                 --            --       18.96%
         Highest contract charge 1.70% Class A       $22.18            --                 --            --       18.48%
         All contract charges                            --         1,959           $ 44,158          1.42%
   2015  Lowest contract charge 1.30% Class A        $19.20            --                 --            --       (5.79)%
         Highest contract charge 1.70% Class A       $18.72            --                 --            --       (6.21)%
         All contract charges                            --         1,291           $ 24,592          0.89%
   2014  Lowest contract charge 1.30% Class A        $20.38            --                 --            --        3.50%
         Highest contract charge 1.70% Class A       $19.96            --                 --            --        3.10%
         All contract charges                            --         1,162           $ 23,463          0.93%
2013(w)  Lowest contract charge 1.30% Class A        $19.69            --                 --            --       35.61%
         Highest contract charge 1.70% Class A       $19.36            --                 --            --       35.10%
         All contract charges                            --           974           $ 19,005          1.36%
2012(u)  Lowest contract charge 1.30% Class A(a)     $14.52            --                 --            --        3.86%
         Highest contract charge 1.70% Class A(a)    $14.33            --                 --            --        3.54%
         All contract charges                            --           163           $  2,354          3.35%
2012(v)  Lowest contract charge 1.30% Class A        $14.52            --                 --            --       14.06%
         Highest contract charge 1.70% Class A       $14.33            --                 --            --       13.55%
         All contract charges                            --           308           $  4,461          1.49%
EQ/SMALL COMPANY INDEX
   2016  Lowest contract charge 0.30% Class B        $12.41            --                 --            --       20.25%
         Highest contract charge 1.25% Class B       $12.04            --                 --            --       19.09%
         All contract charges                            --           927           $ 10,907          1.42%
   2015  Lowest contract charge 0.30% Class B(d)     $10.32            --                 --            --       (4.88)%
         Highest contract charge 1.25% Class B       $10.11            --                 --            --       (5.78)%
         All contract charges                            --           501           $  5,003          0.89%
   2014  Lowest contract charge 1.20% Class B        $10.74            --                 --            --        3.67%
         Highest contract charge 1.25% Class B       $10.73            --                 --            --        3.57%
         All contract charges                            --           249           $  2,679          0.93%
   2013  Lowest contract charge 1.25% Class B(d)     $10.36            --                 --            --        4.75%
         Highest contract charge 1.25% Class B(d)    $10.36            --                 --            --        4.75%
         All contract charges                            --             3           $     34          1.36%
EQ/T. ROWE PRICE GROWTH STOCK
   2016  Lowest contract charge 0.65% Class A        $19.20            --                 --            --        0.68%
         Highest contract charge 1.70% Class A       $20.95            --                 --            --       (0.38)%
         All contract charges                            --         4,834           $103,341          0.00%
   2015  Lowest contract charge 0.65% Class A        $19.07            --                 --            --        9.53%
         Highest contract charge 1.70% Class A       $21.03            --                 --            --        8.35%
         All contract charges                            --         4,505           $ 96,324          0.00%
   2014  Lowest contract charge 0.65% Class A        $17.41            --                 --            --        7.94%
         Highest contract charge 1.70% Class A       $19.41            --                 --            --        6.82%
         All contract charges                            --         3,388           $ 66,665          0.00%
2013(w)  Lowest contract charge 0.65% Class A        $16.13            --                 --            --       37.04%
         Highest contract charge 1.70% Class A       $18.17            --                 --            --       35.60%
         All contract charges                            --         2,395           $ 44,014          0.00%
2012(u)  Lowest contract charge 1.30% Class A(a)     $13.57            --                 --            --       (0.95)%
         Highest contract charge 1.70% Class A(a)    $13.40            --                 --            --       (1.25)%
         All contract charges                            --           414           $  5,584          0.00%
2012(v)  Lowest contract charge 0.65% Class A        $11.77            --                 --            --       18.17%
         Highest contract charge 1.70% Class A       $13.40            --                 --            --       16.93%
         All contract charges                            --         1,130           $ 15,276          0.00%

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
   2016  Lowest contract charge 1.10% Class B              $10.18            --                 --            --        0.20%
         Highest contract charge 1.70% Class B             $26.16            --                 --            --       (0.38)%
         All contract charges                                  --         2,738           $ 37,437          0.00%
   2015  Lowest contract charge 1.10% Class B(l)           $10.16            --                 --            --        1.50%
         Highest contract charge 1.70% Class B             $26.26            --                 --            --        8.38%
         All contract charges                                  --         2,064           $ 29,276          0.00%
   2014  Lowest contract charge 1.20% Class B              $11.23            --                 --            --        7.26%
         Highest contract charge 1.70% Class B             $24.23            --                 --            --        6.79%
         All contract charges                                  --         1,415           $ 19,973          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)           $10.47            --                 --            --        5.23%
         Highest contract charge 1.70% Class B             $22.69            --                 --            --       35.54%
         All contract charges                                  --           933           $ 13,678          0.00%
2012(v)  Lowest contract charge 0.95% Class B              $20.15            --                 --            --       17.77%
         Highest contract charge 1.90% Class B             $15.93            --                 --            --       16.70%
         All contract charges                                  --        34,500           $487,982          0.00%
EQ/UBS GROWTH & INCOME
   2016  Lowest contract charge 1.30% Class B              $ 3.63            --                 --            --        8.68%
         Highest contract charge 1.70% Class B             $ 8.59            --                 --            --        8.32%
         All contract charges                                  --         1,209           $  7,215          0.86%
   2015  Lowest contract charge 1.30% Class B              $ 3.34            --                 --            --       (2.62)%
         Highest contract charge 1.70% Class B             $ 7.93            --                 --            --       (3.06)%
         All contract charges                                  --         1,120           $  6,412          0.63%
   2014  Lowest contract charge 1.30% Class B              $ 3.43            --                 --            --       12.83%
         Highest contract charge 1.70% Class B             $ 8.18            --                 --            --       12.52%
         All contract charges                                  --           960           $  5,733          0.64%
2013(w)  Lowest contract charge 1.30% Class B              $ 3.04            --                 --            --       33.92%
         Highest contract charge 1.70% Class B             $ 7.27            --                 --            --       33.15%
         All contract charges                                  --           870           $  4,909          1.10%
2012(v)  Lowest contract charge 1.20% Class B              $ 5.86            --                 --            --       11.41%
         Highest contract charge 1.70% Class B             $ 5.46            --                 --            --       10.98%
         All contract charges                                  --        17,570           $ 79,009          0.84%
FEDERATED HIGH INCOME BOND FUND II
   2016  Lowest contract charge 0.30% Service Class        $11.40            --                 --            --       14.23%
         Highest contract charge 1.25% Service Class       $11.06            --                 --            --       13.09%
         All contract charges                                  --         1,353           $ 14,777          5.05%
   2015  Lowest contract charge 0.30% Service Class        $ 9.98            --                 --            --       (3.01)%
         Highest contract charge 1.25% Service Class       $ 9.78            --                 --            --       (3.93)%
         All contract charges                                  --           950           $  9,245          4.48%
   2014  Lowest contract charge 0.30% Service Class        $10.29            --                 --            --        2.08%
         Highest contract charge 1.25% Service Class       $10.18            --                 --            --        1.19%
         All contract charges                                  --           523           $  5,327          2.87%
   2013  Lowest contract charge 1.20% Service Class(d)     $10.06            --                 --            --        0.70%
         Highest contract charge 1.25% Service Class(d)    $10.06            --                 --            --        0.70%
         All contract charges                                  --            11           $    108          0.00%
FEDERATED KAUFMANN FUND II
   2016  Lowest contract charge 0.30% Service Class        $12.60            --                 --            --        3.11%
         Highest contract charge 1.25% Service Class       $12.22            --                 --            --        2.09%
         All contract charges                                  --           369           $  4,196          0.00%
   2015  Lowest contract charge 0.30% Service Class(d)     $12.22            --                 --            --        5.89%
         Highest contract charge 1.25% Service Class       $11.97            --                 --            --        4.82%
         All contract charges                                  --           309           $  3,575          0.00%
   2014  Lowest contract charge 1.20% Service Class        $11.42            --                 --            --        8.14%
         Highest contract charge 1.25% Service Class       $11.42            --                 --            --        8.14%
         All contract charges                                  --            66           $    761          0.00%
   2013  Lowest contract charge 1.20% Service Class(d)     $10.56            --                 --            --        5.39%
         Highest contract charge 1.25% Service Class(d)    $10.56            --                 --            --        5.39%
         All contract charges                                  --             1           $      5          0.00%

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                           UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                           ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $15.38            --                 --            --        0.85%
         Highest contract charge 1.70% Service Class 2       $14.94            --                 --            --        0.47%
         All contract charges                                    --            49           $    742          1.07%
   2015  Lowest contract charge 1.30% Service Class 2        $15.25            --                 --            --       (1.49)%
         Highest contract charge 1.70% Service Class 2       $14.87            --                 --            --       (1.91)%
         All contract charges                                    --            59           $    894          0.95%
   2014  Lowest contract charge 1.30% Service Class 2        $15.48            --                 --            --        4.17%
         Highest contract charge 1.70% Service Class 2       $15.16            --                 --            --        3.76%
         All contract charges                                    --            59           $    926          0.63%
2013(w)  Lowest contract charge 0.65% Service Class 2        $13.05            --                 --            --       21.28%
         Highest contract charge 1.70% Service Class 2       $14.61            --                 --            --       20.05%
         All contract charges                                    --            79           $  1,146          0.73%
2012(v)  Lowest contract charge 0.65% Service Class 2        $10.76            --                 --            --       14.35%
         Highest contract charge 1.70% Service Class 2       $12.17            --                 --            --       13.10%
         All contract charges                                    --            80           $    956          1.16%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
   2016  Lowest contract charge 0.30% Service Class 2        $12.54            --                 --            --        7.36%
         Highest contract charge 1.70% Service Class 2       $19.20            --                 --            --        5.90%
         All contract charges                                    --         7,832           $142,371          0.64%
   2015  Lowest contract charge 0.30% Service Class 2        $11.68            --                 --            --        0.17%
         Highest contract charge 1.70% Service Class 2       $18.13            --                 --            --       (1.31)%
         All contract charges                                    --         8,028           $139,805          0.93%
   2014  Lowest contract charge 0.30% Service Class 2        $11.66            --                 --            --       11.26%
         Highest contract charge 1.70% Service Class 2       $18.37            --                 --            --        9.80%
         All contract charges                                    --         5,992           $107,411          0.87%
2013(w)  Lowest contract charge 0.65% Service Class 2        $15.10            --                 --            --       30.17%
         Highest contract charge 1.70% Service Class 2       $16.73            --                 --            --       28.69%
         All contract charges                                    --         4,352           $ 73,472          1.00%
2012(u)  Lowest contract charge 1.30% Service Class 2(a)     $13.17            --                 --            --        2.09%
         Highest contract charge 1.70% Service Class 2(a)    $13.00            --                 --            --        1.80%
         All contract charges                                    --           600           $  7,870          2.45%
2012(v)  Lowest contract charge 0.65% Service Class 2        $11.60            --                 --            --       15.31%
         Highest contract charge 1.70% Service Class 2       $13.00            --                 --            --       14.14%
         All contract charges                                    --         2,363           $ 30,986          1.18%
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $12.62            --                 --            --        4.21%
         Highest contract charge 1.70% Service Class 2       $12.32            --                 --            --        3.79%
         All contract charges                                    --            47           $    598          1.09%
   2015  Lowest contract charge 1.30% Service Class 2        $12.11            --                 --            --       (1.78)%
         Highest contract charge 1.70% Service Class 2       $11.87            --                 --            --       (2.22)%
         All contract charges                                    --            60           $    717          1.52%
   2014  Lowest contract charge 1.30% Service Class 2        $12.33            --                 --            --        3.09%
         Highest contract charge 1.70% Service Class 2       $12.14            --                 --            --        2.71%
         All contract charges                                    --            67           $    825          1.29%
2013(w)  Lowest contract charge 1.30% Service Class 2        $11.96            --                 --            --       12.62%
         Highest contract charge 1.70% Service Class 2       $11.82            --                 --            --       12.14%
         All contract charges                                    --            77           $    904          1.56%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.62            --                 --            --       10.40%
         Highest contract charge 1.70% Service Class 2       $10.54            --                 --            --       10.02%
         All contract charges                                    --            71           $    745          1.91%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $12.82            --                 --            --        4.48%
         Highest contract charge 1.70% Service Class 2       $12.51            --                 --            --        3.99%
         All contract charges                                    --            82           $  1,045          1.14%
   2015  Lowest contract charge 1.30% Service Class 2        $12.27            --                 --            --       (1.76)%
         Highest contract charge 1.70% Service Class 2       $12.03            --                 --            --       (2.20)%
         All contract charges                                    --            95           $  1,162          2.06%

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                           UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                           ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.30% Service Class 2        $12.49            --                 --            --        3.22%
         Highest contract charge 1.65% Service Class 2       $12.32            --                 --            --        2.84%
         All contract charges                                    --            56            $   702          1.34%
2013(w)  Lowest contract charge 1.30% Service Class 2        $12.10            --                 --            --       14.15%
         Highest contract charge 1.65% Service Class 2       $11.98            --                 --            --       13.77%
         All contract charges                                    --            62            $   747          1.60%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.60            --                 --            --       11.58%
         Highest contract charge 1.65% Service Class 2       $10.53            --                 --            --       11.19%
         All contract charges                                    --            66            $   686          2.02%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $13.31            --                 --            --        4.64%
         Highest contract charge 1.65% Service Class 2       $13.03            --                 --            --        4.24%
         All contract charges                                    --            92            $ 1,210          1.40%
   2015  Lowest contract charge 1.30% Service Class 2        $12.72            --                 --            --       (1.78)%
         Highest contract charge 1.65% Service Class 2       $12.50            --                 --            --       (2.11)%
         All contract charges                                    --            78            $   981          1.61%
   2014  Lowest contract charge 1.30% Service Class 2        $12.95            --                 --            --        3.43%
         Highest contract charge 1.65% Service Class 2       $12.77            --                 --            --        3.07%
         All contract charges                                    --            70            $   916          1.39%
2013(w)  Lowest contract charge 1.30% Service Class 2        $12.52            --                 --            --       18.22%
         Highest contract charge 1.65% Service Class 2       $12.39            --                 --            --       17.78%
         All contract charges                                    --            73            $   907          1.85%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.59            --                 --            --       13.26%
         Highest contract charge 1.65% Service Class 2       $10.52            --                 --            --       12.88%
         All contract charges                                    --            33            $   359          2.07%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class 2        $13.47            --                 --            --        4.99%
         Highest contract charge 1.70% Service Class 2       $13.15            --                 --            --        4.61%
         All contract charges                                    --            66            $   895          1.26%
   2015  Lowest contract charge 1.30% Service Class 2        $12.83            --                 --            --       (1.76)%
         Highest contract charge 1.70% Service Class 2       $12.57            --                 --            --       (2.26)%
         All contract charges                                    --            65            $   839          1.45%
   2014  Lowest contract charge 1.30% Service Class 2        $13.06            --                 --            --        3.32%
         Highest contract charge 1.70% Service Class 2       $12.86            --                 --            --        2.96%
         All contract charges                                    --            64            $   840          1.76%
2013(w)  Lowest contract charge 1.30% Service Class 2        $12.64            --                 --            --       19.81%
         Highest contract charge 1.65% Service Class 2       $12.51            --                 --            --       19.37%
         All contract charges                                    --            49            $   614          1.73%
2012(v)  Lowest contract charge 1.30% Service Class 2        $10.55            --                 --            --       13.69%
         Highest contract charge 1.65% Service Class 2       $10.48            --                 --            --       13.30%
         All contract charges                                    --            31            $   322          2.22%
FIDELITY(R) VIP MID CAP PORTFOLIO
   2016  Lowest contract charge 0.30% Service Class 2        $12.18            --                 --            --       11.54%
         Highest contract charge 1.70% Service Class 2       $18.78            --                 --            --       10.02%
         All contract charges                                    --         3,955            $68,757          0.33%
   2015  Lowest contract charge 0.30% Service Class 2(d)     $10.92            --                 --            --       (1.89)%
         Highest contract charge 1.70% Service Class 2       $17.07            --                 --            --       (3.34)%
         All contract charges                                    --         3,700            $59,517          0.28%
   2014  Lowest contract charge 0.65% Service Class 2        $14.56            --                 --            --        5.35%
         Highest contract charge 1.70% Service Class 2       $17.66            --                 --            --        4.25%
         All contract charges                                    --         2,761            $47,363          0.02%
2013(w)  Lowest contract charge 0.65% Service Class 2        $13.82            --                 --            --       34.96%
         Highest contract charge 1.70% Service Class 2       $16.94            --                 --            --       33.60%
         All contract charges                                    --         1,859            $31,753          0.33%
2012(u)  Lowest contract charge 1.30% Service Class 2(a)     $12.84            --                 --            --        1.10%
         Highest contract charge 1.70% Service Class 2(a)    $12.68            --                 --            --        0.79%
         All contract charges                                    --           217            $ 2,768          0.84%

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                              YEARS ENDED DECEMBER 31,
                                        -------------------------------------------------------------------
                                                   UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                        UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                        ---------- ----------------- ----------------- ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
(CONTINUED)
2012(v)  Lowest contract charge 0.65%
          Service Class 2                 $10.24            --                 --            --       13.78%
         Highest contract charge 1.70%
          Service Class 2                 $12.68            --                 --            --       12.61%
         All contract charges                 --           995            $12,716          0.40%
FIDELITY(R) VIP STRATEGIC INCOME
PORTFOLIO
   2016  Lowest contract charge 0.30%
          Service Class 2                 $10.80            --                 --            --        7.68%
         Highest contract charge 1.70%
          Service Class 2                 $12.35            --                 --            --        6.19%
         All contract charges                 --         7,661            $91,574          3.83%
   2015  Lowest contract charge 0.30%
          Service Class 2(d)              $10.03            --                 --            --       (2.24)%
         Highest contract charge 1.70%
          Service Class 2                 $11.63            --                 --            --       (3.65)%
         All contract charges                 --         6,084            $68,880          2.91%
   2014  Lowest contract charge 0.65%
          Service Class 2                 $11.35            --                 --            --        2.71%
         Highest contract charge 1.70%
          Service Class 2                 $12.07            --                 --            --        1.68%
         All contract charges                 --         4,647            $54,833          3.55%
2013(w)  Lowest contract charge 1.30%
          Service Class 2(d)              $ 9.94            --                 --            --       (0.10)%
         Highest contract charge 1.70%
          Service Class 2                 $11.87            --                 --            --       (1.66)%
         All contract charges                 --         3,045            $36,493          4.28%
2012(u)  Lowest contract charge 1.30%
          Service Class 2(a)              $12.23            --                 --            --        4.80%
         Highest contract charge 1.70%
          Service Class 2(a)              $12.07            --                 --            --        4.50%
         All contract charges                 --           499            $ 6,081          7.15%
2012(v)  Lowest contract charge 1.30%
          Service Class 2                 $12.23            --                 --            --        8.81%
         Highest contract charge 1.70%
          Service Class 2                 $12.07            --                 --            --        8.35%
         All contract charges                 --         2,015            $24,501          3.66%
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10%
          Class I Shares                  $10.18            --                 --            --        8.07%
         Highest contract charge 1.70%
          Class I Shares                  $10.36            --                 --            --        7.47%
         All contract charges                 --           274            $ 2,852          2.29%
   2015  Lowest contract charge 1.10%
          Class I Shares(l)               $ 9.42            --                 --            --       (5.23)%
         Highest contract charge 1.70%
          Class I Shares                  $ 9.64            --                 --            --       (4.84)%
         All contract charges                 --           235            $ 2,284          2.74%
   2014  Lowest contract charge 1.20%
          Class I Shares(f)               $10.16            --                 --            --        2.11%
         Highest contract charge 1.70%
          Class I Shares(f)               $10.13            --                 --            --        1.81%
         All contract charges                 --            54            $   558          1.33%
FIRST TRUST/DOW JONES DIVIDEND &
INCOME ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10%
          Class I Shares                  $10.80            --                 --            --       10.43%
         Highest contract charge 1.70%
          Class I Shares                  $13.37            --                 --            --        9.86%
         All contract charges                 --         2,929            $38,062          1.13%
   2015  Lowest contract charge 1.10%
          Class I Shares(l)               $ 9.78            --                 --            --       (1.91)%
         Highest contract charge 1.70%
          Class I Shares                  $12.17            --                 --            --       (1.62)%
         All contract charges                 --         1,665            $19,927          2.64%
   2014  Lowest contract charge 1.20%
          Class I Shares                  $11.01            --                 --            --        8.69%
         Highest contract charge 1.70%
          Class I Shares                  $12.37            --                 --            --        8.13%
         All contract charges                 --           795            $ 9,688          0.96%
   2013  Lowest contract charge 1.20%
          Class I Shares(d)               $10.13            --                 --            --        1.10%
         Highest contract charge 1.70%
          Class I Shares                  $11.44            --                 --            --       10.85%
         All contract charges                 --           324            $ 3,696          1.72%
   2012  Lowest contract charge 1.30%
          Class I Shares(a)               $10.35            --                 --            --        3.50%
         Highest contract charge 1.70%
          Class I Shares(a)               $10.32            --                 --            --        3.30%
         All contract charges                 --            55            $   575          2.79%
FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND
   2016  Lowest contract charge 0.65%
          Class 2                         $14.87            --                 --            --       12.40%
         Highest contract charge 1.70%
          Class 2                         $14.65            --                 --            --       11.32%
         All contract charges                 --         1,369            $18,653          3.98%
   2015  Lowest contract charge 0.65%
          Class 2                         $13.23            --                 --            --       (6.83)%
         Highest contract charge 1.70%
          Class 2                         $13.16            --                 --            --       (7.84)%
         All contract charges                 --         1,405            $17,143          2.85%

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND (CONTINUED)
   2014     Lowest contract charge 0.65% Class 2           $14.20            --                 --             --       2.23%
            Highest contract charge 1.70% Class 2          $14.28            --                 --             --       1.13%
            All contract charges                               --         1,440            $19,384           2.72%
2013(w)     Lowest contract charge 1.20% Class 2(d)        $10.23            --                 --             --       1.49%
            Highest contract charge 1.70% Class 2          $14.12            --                 --             --      21.62%
            All contract charges                               --           641            $ 9,134          11.93%
2012(u)     Lowest contract charge 1.30% Class 2(a)        $11.75            --                 --             --       6.92%
            Highest contract charge 1.65% Class 2(a)       $11.62            --                 --             --       6.61%
            All contract charges                               --            27            $   321           0.00%
2012(v)     Lowest contract charge 1.30% Class 2           $11.75            --                 --             --      13.86%
            Highest contract charge 1.70% Class 2          $11.61            --                 --             --      13.38%
            All contract charges                               --           158            $ 1,847           2.77%
FRANKLIN INCOME VIP FUND
   2016     Lowest contract charge 0.65% Class 2           $14.18            --                 --             --      13.26%
            Highest contract charge 1.70% Class 2          $14.24            --                 --             --      12.13%
            All contract charges                               --         6,365            $82,729           4.86%
   2015     Lowest contract charge 0.65% Class 2           $12.52            --                 --             --      (7.60)%
            Highest contract charge 1.70% Class 2          $12.70            --                 --             --      (8.63)%
            All contract charges                               --         6,154            $72,293           4.74%
   2014     Lowest contract charge 0.65% Class 2           $13.55            --                 --             --       3.91%
            Highest contract charge 1.70% Class 2          $13.90            --                 --             --       2.81%
            All contract charges                               --         5,180            $66,764           4.72%
2013(w)     Lowest contract charge 1.30% Class 2           $13.04            --                 --             --      13.19%
            Highest contract charge 1.70% Class 2          $13.52            --                 --             --      12.01%
            All contract charges                               --         2,211            $29,986           5.98%
2012(u)     Lowest contract charge 1.30% Class 2(a)        $12.22            --                 --             --       6.26%
            Highest contract charge 1.70% Class 2(a)       $12.07            --                 --             --       5.88%
            All contract charges                               --           322            $ 3,901           0.53%
2012(v)     Lowest contract charge 1.30% Class 2           $12.22            --                 --             --      11.19%
            Highest contract charge 1.70% Class 2          $12.07            --                 --             --      10.73%
            All contract charges                               --           796            $ 9,655           6.60%
FRANKLIN MUTUAL SHARES VIP FUND
   2016     Lowest contract charge 1.10% Class 2           $10.36            --                 --             --      14.86%
            Highest contract charge 1.70% Class 2          $16.54            --                 --             --      14.07%
            All contract charges                               --           858            $13,696           2.06%
   2015     Lowest contract charge 1.10% Class 2(l)        $ 9.02            --                 --             --      (9.71)%
            Highest contract charge 1.70% Class 2          $14.50            --                 --             --      (6.51)%
            All contract charges                               --           898            $12,751           3.14%
   2014     Lowest contract charge 1.20% Class 2           $10.92            --                 --             --       5.81%
            Highest contract charge 1.70% Class 2          $15.51            --                 --             --       5.30%
            All contract charges                               --           869            $13,443           2.07%
2013(w)     Lowest contract charge 1.20% Class 2(d)        $10.32            --                 --             --       2.18%
            Highest contract charge 1.70% Class 2          $14.73            --                 --             --      26.11%
            All contract charges                               --           730            $10,864           2.26%
2012(u)     Lowest contract charge 1.30% Class 2(a)        $11.83            --                 --             --       5.06%
            Highest contract charge 1.65% Class 2(a)       $11.70            --                 --             --       4.74%
            All contract charges                               --            74            $   870           2.03%
2012(v)     Lowest contract charge 1.30% Class 2           $11.83            --                 --             --      12.77%
            Highest contract charge 1.70% Class 2          $11.68            --                 --             --      12.31%
            All contract charges                               --           594            $ 6,988           2.13%
FRANKLIN RISING DIVIDENDS VIP FUND
   2016     Lowest contract charge 0.30% Class 2           $12.44            --                 --             --      15.72%
            Highest contract charge 1.70% Class 2          $13.77            --                 --             --      14.08%
            All contract charges                               --         4,789            $64,083           1.34%
   2015     Lowest contract charge 0.30% Class 2           $10.75            --                 --             --      (3.93)%
            Highest contract charge 1.70% Class 2          $12.07            --                 --             --      (5.26)%
            All contract charges                               --         3,813            $44,928           1.44%

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
FRANKLIN RISING DIVIDENDS VIP FUND (CONTINUED)
   2014  Lowest contract charge 0.30% Class 2               $11.19            --                 --            --         8.43%
         Highest contract charge 1.70% Class 2              $12.74            --                 --            --         6.88%
         All contract charges                                   --         3,177            $39,577          1.29%
   2013  Lowest contract charge 1.20% Class 2(d)            $10.31            --                 --            --         1.78%
         Highest contract charge 1.70% Class 2(b)           $11.92            --                 --            --        18.61%
         All contract charges                                   --         1,457            $17,336          0.56%
FRANKLIN STRATEGIC INCOME VIP FUND
   2016  Lowest contract charge 0.65% Class 2               $12.06            --                 --            --         7.30%
         Highest contract charge 1.70% Class 2              $12.61            --                 --            --         6.14%
         All contract charges                                   --         4,605            $59,238          3.41%
   2015  Lowest contract charge 0.65% Class 2               $11.24            --                 --            --        (4.50)%
         Highest contract charge 1.70% Class 2              $11.88            --                 --            --        (5.49)%
         All contract charges                                   --         4,649            $56,137          6.46%
   2014  Lowest contract charge 1.30% Class 2               $12.84            --                 --            --         0.55%
         Highest contract charge 1.70% Class 2              $12.57            --                 --            --         0.16%
         All contract charges                                   --         4,121            $52,504          5.75%
2013(w)  Lowest contract charge 1.30% Class 2               $12.77            --                 --            --         2.00%
         Highest contract charge 1.70% Class 2              $12.55            --                 --            --         1.54%
         All contract charges                                   --         2,705            $34,333          6.10%
2012(u)  Lowest contract charge 1.30% Class 2(a)            $12.52            --                 --            --         5.65%
         Highest contract charge 1.70% Class 2(a)           $12.36            --                 --            --         5.37%
         All contract charges                                   --           384            $ 4,770          1.55%
2012(v)  Lowest contract charge 0.65% Class 2               $11.33            --                 --            --        11.96%
         Highest contract charge 1.70% Class 2              $12.36            --                 --            --        10.85%
         All contract charges                                   --         1,359            $16,935          7.04%
GOLDMAN SACHS VIT MID CAP VALUE FUND
   2016  Lowest contract charge 0.65% Service Shares        $17.23            --                 --            --        12.54%
         Highest contract charge 1.70% Service Shares       $19.68            --                 --            --        11.38%
         All contract charges                                   --         1,568            $31,462          1.14%
   2015  Lowest contract charge 0.65% Service Shares        $15.31            --                 --            --       (10.10)%
         Highest contract charge 1.70% Service Shares       $17.67            --                 --            --       (11.07)%
         All contract charges                                   --         1,675            $30,099          0.12%
   2014  Lowest contract charge 0.65% Service Shares        $17.03            --                 --            --        12.56%
         Highest contract charge 1.70% Service Shares       $19.87            --                 --            --        11.38%
         All contract charges                                   --         1,494            $30,097          0.90%
2013(w)  Lowest contract charge 0.65% Service Shares        $15.13            --                 --            --        31.68%
         Highest contract charge 1.70% Service Shares       $17.84            --                 --            --        30.31%
         All contract charges                                   --         1,090            $19,669          0.74%
2012(u)  Lowest contract charge 1.30% Service Shares(a)     $13.87            --                 --            --         4.68%
         Highest contract charge 1.70% Service Shares(a)    $13.69            --                 --            --         4.42%
         All contract charges                                   --           131            $ 1,798          2.06%
2012(v)  Lowest contract charge 0.65% Service Shares        $11.49            --                 --            --        17.36%
         Highest contract charge 1.70% Service Shares       $13.69            --                 --            --        16.12%
         All contract charges                                   --           597            $ 8,245          0.98%
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
   2016  Lowest contract charge 0.30% Common Shares(d)      $ 9.72            --                 --            --       (15.03)%
         Highest contract charge 1.70% Common Shares        $ 7.04            --                 --            --       (16.19)%
         All contract charges                                   --           292            $ 2,432          3.96%
   2015  Lowest contract charge 1.10% Common Shares(l)      $ 9.28            --                 --            --        (5.50)%
         Highest contract charge 1.70% Common Shares        $ 8.40            --                 --            --        (3.23)%
         All contract charges                                   --           206            $ 2,030          2.39%
   2014  Lowest contract charge 1.20% Common Shares         $11.53            --                 --            --        10.65%
         Highest contract charge 1.70% Common Shares        $ 8.68            --                 --            --        10.15%
         All contract charges                                   --           122            $ 1,204          0.00%
2013(w)  Lowest contract charge 1.20% Common Shares(d)      $10.42            --                 --            --         3.17%
         Highest contract charge 1.70% Common Shares        $ 7.88            --                 --            --         0.90%
         All contract charges                                   --            75            $   604          0.00%

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND (CONTINUED)
2012(v)  Lowest contract charge 1.30% Common Shares     $ 7.87            --                 --            --       (12.36)%
         Highest contract charge 1.70% Common Shares    $ 7.81            --                 --            --       (12.74)%
         All contract charges                               --            83            $   646          0.00%
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
   2016  Lowest contract charge 1.30% Common Shares     $ 9.63            --                 --            --        (1.83)%
         Highest contract charge 1.70% Common Shares    $ 9.41            --                 --            --        (2.18)%
         All contract charges                               --            92            $   882          0.10%
   2015  Lowest contract charge 1.30% Common Shares     $ 9.81            --                 --            --         0.51%
         Highest contract charge 1.70% Common Shares    $ 9.62            --                 --            --         0.21%
         All contract charges                               --            93            $   901          0.66%
   2014  Lowest contract charge 1.30% Common Shares     $ 9.76            --                 --            --         3.28%
         Highest contract charge 1.70% Common Shares    $ 9.60            --                 --            --         2.78%
         All contract charges                               --            84            $   814          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares     $ 9.45            --                 --            --         0.43%
         Highest contract charge 1.70% Common Shares    $ 9.34            --                 --            --         0.00%
         All contract charges                               --            81            $   768          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares     $ 9.41            --                 --            --         0.11%
         Highest contract charge 1.70% Common Shares    $ 9.34            --                 --            --        (0.11)%
         All contract charges                               --            60            $   565          0.58%
HARTFORD CAPITAL APPRECIATION HLS FUND
   2016  Lowest contract charge 0.30% Class IC          $10.70            --                 --            --         4.70%
         Highest contract charge 1.70% Class IC         $10.32            --                 --            --         3.30%
         All contract charges                               --         1,214            $12,577          0.74%
   2015  Lowest contract charge 0.30% Class IC(f)       $10.22            --                 --            --         0.20%
         Highest contract charge 1.70% Class IC         $ 9.99            --                 --            --        (1.19)%
         All contract charges                               --           977            $ 9,786          0.97%
   2014  Lowest contract charge 1.20% Class IC(f)       $10.14            --                 --            --         1.91%
         Highest contract charge 1.70% Class IC(f)      $10.11            --                 --            --         1.61%
         All contract charges                               --           171            $ 1,727          1.82
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2016  Lowest contract charge 0.30% Class IC          $11.88            --                 --            --        (1.33)%
         Highest contract charge 1.70% Class IC         $11.46            --                 --            --        (2.63)%
         All contract charges                               --         2,249            $25,515          0.26%
   2015  Lowest contract charge 0.30% Class IC(f)       $12.04            --                 --            --        10.87%
         Highest contract charge 1.70% Class IC         $11.77            --                 --            --         9.29%
         All contract charges                               --         1,740            $20,369          0.00%
   2014  Lowest contract charge 1.20% Class IC(f)       $10.80            --                 --            --         8.22%
         Highest contract charge 1.70% Class IC(f)      $10.77            --                 --            --         7.92%
         All contract charges                               --           149            $ 1,604          0.06%
INVESCO V.I. AMERICAN FRANCHISE FUND
   2016  Lowest contract charge 1.30% Series II         $21.07            --                 --            --         0.67%
         Highest contract charge 1.70% Series II        $20.47            --                 --            --         0.29%
         All contract charges                               --            22            $   461          0.00%
   2015  Lowest contract charge 1.30% Series II         $20.93            --                 --            --         3.41%
         Highest contract charge 1.70% Series II        $20.41            --                 --            --         2.98%
         All contract charges                               --            42            $   869          0.00%
   2014  Lowest contract charge 1.30% Series II         $20.24            --                 --            --         6.75%
         Highest contract charge 1.70% Series II        $19.82            --                 --            --         6.33%
         All contract charges                               --            23            $   441          0.00%
2013(w)  Lowest contract charge 1.30% Series II         $18.96            --                 --            --        37.99%
         Highest contract charge 1.70% Series II        $18.64            --                 --            --        37.36%
         All contract charges                               --            54            $ 1,013          0.19%
2012(v)  Lowest contract charge 1.30% Series II         $13.74            --                 --            --        (2.90)%
         Highest contract charge 1.70% Series II        $13.57            --                 --            --        (3.07)%
         All contract charges                               --            28            $   367          0.00%

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2016  Lowest contract charge 1.10% Series II        $10.04            --                 --            --        10.21%
         Highest contract charge 1.25% Series II       $10.65            --                 --            --        10.13%
         All contract charges                              --           852            $ 8,910          0.21%
   2015  Lowest contract charge 1.10% Series II(l)     $ 9.11            --                 --            --        (7.14)%
         Highest contract charge 1.25% Series II       $ 9.67            --                 --            --        (5.66)%
         All contract charges                              --           492            $ 4,743          4.19%
   2014  Lowest contract charge 1.20% Series II        $10.25            --                 --            --         4.38%
         Highest contract charge 1.25% Series II       $10.25            --                 --            --         4.38%
         All contract charges                              --           285            $ 2,918          0.00%
   2013  Lowest contract charge 1.20% Series II(d)     $ 9.82            --                 --            --        (0.61)%
         Highest contract charge 1.25% Series II(d)    $ 9.82            --                 --            --        (0.61)%
         All contract charges                              --            46            $   448          0.00%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
   2016  Lowest contract charge 0.65% Series II(d)     $20.01            --                 --            --        13.76%
         Highest contract charge 1.70% Series II       $17.31            --                 --            --        12.62%
         All contract charges                              --         3,584            $68,919          1.28%
   2015  Lowest contract charge 1.30% Series II        $17.67            --                 --            --         0.51%
         Highest contract charge 1.70% Series II       $15.37            --                 --            --         0.07%
         All contract charges                              --         2,212             37,467          1.79%
   2014  Lowest contract charge 1.30% Series II        $17.58            --                 --            --        11.05%
         Highest contract charge 1.70% Series II       $15.36            --                 --            --        10.66%
         All contract charges                              --           965             16,416          1.62%
2013(w)  Lowest contract charge 1.30% Series II        $15.83            --                 --            --        29.12%
         Highest contract charge 1.70% Series II       $13.88            --                 --            --        28.52%
         All contract charges                              --           674             10,334          2.45%
2012(u)  Lowest contract charge 1.30% Series II(a)     $12.26            --                 --            --         6.52%
         Highest contract charge 1.65% Series II(a)    $10.80            --                 --            --         6.19%
         All contract charges                              --            79                907          1.88%
2012(v)  Lowest contract charge 1.30% Series II        $12.26            --                 --            --        16.76%
         Highest contract charge 1.70% Series II       $12.11            --                 --            --        16.33%
         All contract charges                              --           179              2,187          2.07%
INVESCO V.I. EQUITY AND INCOME FUND
   2016  Lowest contract charge 1.30 % Series II       $10.85            --                 --            --        13.38%
         Highest contract charge 1.70% Series II       $10.76            --                 --            --        12.91%
         All contract charges                              --           866            $ 9,383          1.84%
   2015  Lowest contract charge 1.30 % Series II(h)    $ 9.57            --                 --            --        (4.49)%
         Highest contract charge 1.70% Series II(h)    $ 9.53            --                 --            --        (4.89)%
         All contract charges                              --           462            $ 4,421          3.43%
INVESCO V.I. GLOBAL HEALTH CARE FUND
   2016  Lowest contract charge 0.30% Series II        $11.42            --                 --            --       (11.95)%
         Highest contract charge 1.25% Series II       $11.08            --                 --            --       (12.82)%
         All contract charges                              --           337            $ 3,381          0.00%
   2015  Lowest contract charge 0.30% Series II(d)     $12.97            --                 --            --         2.53%
         Highest contract charge 1.25% Series II       $12.71            --                 --            --         1.60%
         All contract charges                              --           290            $ 3,491          0.00%
   2014  Lowest contract charge 1.20% Series II        $12.51            --                 --            --        17.91%
         Highest contract charge 1.25% Series II       $12.51            --                 --            --        17.91%
         All contract charges                              --            83            $ 1,035          0.00%
   2013  Lowest contract charge 1.20% Series II(d)     $10.61            --                 --            --         4.53%
         Highest contract charge 1.25% Series II(d)    $10.61            --                 --            --         4.53%
         All contract charges                              --            --            $     2          0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
   2016  Lowest contract charge 0.30% Series II        $10.82            --                 --            --         1.60%
         Highest contract charge 1.70% Series II       $14.85            --                 --            --         0.13%
         All contract charges                              --         5,207            $74,983          1.42%

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
   2015  Lowest contract charge 0.30% Series II(d)     $10.65            --                 --            --       (2.11)%
         Highest contract charge 1.70% Series II       $14.83            --                 --            --       (3.45)%
         All contract charges                              --         5,226            $75,807          3.43%
   2014  Lowest contract charge 0.65% Series II        $13.21            --                 --            --       13.59%
         Highest contract charge 1.70% Series II       $15.36            --                 --            --       12.45%
         All contract charges                              --         4,488            $68,108          1.53%
2013(w)  Lowest contract charge 0.65% Series II        $11.63            --                 --            --        1.84%
         Highest contract charge 1.70% Series II       $13.66            --                 --            --        0.66%
         All contract charges                              --         3,351            $46,150          4.09%
2012(u)  Lowest contract charge 1.30% Series II(a)     $13.74            --                 --            --       10.54%
         Highest contract charge 1.70% Series II(a)    $13.57            --                 --            --       10.24%
         All contract charges                              --           424            $ 5,805          0.53%
2012(v)  Lowest contract charge 0.65% Series II        $11.42            --                 --            --       27.03%
         Highest contract charge 1.70% Series II       $13.57            --                 --            --       25.65%
         All contract charges                              --         1,829            $25,035          0.48%
INVESCO V.I. HIGH YIELD FUND
   2016  Lowest contract charge 0.30% Series II        $10.91            --                 --            --       10.54%
         Highest contract charge 1.70% Series II       $12.04            --                 --            --        8.96%
         All contract charges                              --         3,324            $38,848          4.14%
   2015  Lowest contract charge 0.30% Series II        $ 9.87            --                 --            --       (3.71)%
         Highest contract charge 1.70% Series II       $11.05            --                 --            --       (4.99)%
         All contract charges                              --         2,968            $31,929          5.68%
   2014  Lowest contract charge 0.30% Series II        $10.25            --                 --            --        1.28%
         Highest contract charge 1.70% Series II       $11.63            --                 --            --       (0.17)%
         All contract charges                              --         2,245            $25,344          5.18%
2013(w)  Lowest contract charge 0.65% Series II        $12.31            --                 --            --        6.12%
         Highest contract charge 1.70% Series II       $11.65            --                 --            --        4.95%
         All contract charges                              --         1,141            $13,370          5.59%
2012(u)  Lowest contract charge 1.30% Series II(a)     $11.19            --                 --            --        7.80%
         Highest contract charge 1.70% Series II(a)    $11.10            --                 --            --        7.45%
         All contract charges                              --           254            $ 2,826          6.30%
2012(v)  Lowest contract charge 0.65% Series II        $11.60            --                 --            --       16.12%
         Highest contract charge 1.70% Series II       $11.10            --                 --            --       14.91%
         All contract charges                              --           402            $ 4,476          5.97%
INVESCO V.I. INTERNATIONAL GROWTH FUND
   2016  Lowest contract charge 0.30% Series II        $ 9.77            --                 --            --       (1.01)%
         Highest contract charge 1.70% Series II       $12.61            --                 --            --       (2.32)%
         All contract charges                              --         3,542            $43,251          1.19%
   2015  Lowest contract charge 0.30% Series II        $ 9.87            --                 --            --       (2.95)%
         Highest contract charge 1.70% Series II       $12.91            --                 --            --       (4.30)%
         All contract charges                              --         3,333            $42,225          1.35%
   2014  Lowest contract charge 0.30% Series II        $10.17            --                 --            --       (0.20)%
         Highest contract charge 1.70% Series II       $13.49            --                 --            --       (1.60)%
         All contract charges                              --         2,657            $35,667          1.51%
2013(w)  Lowest contract charge 0.65% Series II        $12.41            --                 --            --       17.97%
         Highest contract charge 1.70% Series II       $13.71            --                 --            --       16.68%
         All contract charges                              --         1,890            $26,203          1.12%
2012(u)  Lowest contract charge 1.30% Series II(a)     $11.90            --                 --            --        4.11%
         Highest contract charge 1.70% Series II(a)    $11.75            --                 --            --        3.80%
         All contract charges                              --           256            $ 3,037          1.55%
2012(v)  Lowest contract charge 0.65% Series II        $10.52            --                 --            --       14.47%
         Highest contract charge 1.70% Series II       $11.75            --                 --            --       13.31%
         All contract charges                              --         1,048            $12,413          1.38%
INVESCO V.I. MID CAP CORE EQUITY FUND
   2016  Lowest contract charge 1.30% Series II        $16.17            --                 --            --       11.67%
         Highest contract charge 1.70% Series II       $15.71            --                 --            --       11.26%
         All contract charges                              --           725            $11,669          0.00%

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
   2015  Lowest contract charge 1.30% Series II            $14.48            --                 --            --        (5.48)%
         Highest contract charge 1.70% Series II           $14.12            --                 --            --        (5.93)%
         All contract charges                                  --           695            $10,011          0.11%
   2014  Lowest contract charge 1.30% Series II            $15.32            --                 --            --         2.75%
         Highest contract charge 1.70% Series II           $15.01            --                 --            --         2.39%
         All contract charges                                  --           611            $ 9,314          0.00%
2013(w)  Lowest contract charge 1.30% Series II            $14.91            --                 --            --        26.79%
         Highest contract charge 1.70% Series II           $14.66            --                 --            --        26.27%
         All contract charges                                  --           466            $ 6,922          0.56%
2012(u)  Lowest contract charge 1.30% Series II(a)         $11.76            --                 --            --         0.09%
         Highest contract charge 1.70% Series II(a)        $11.61            --                 --            --        (0.17)%
         All contract charges                                  --            60            $   694          0.00%
2012(v)  Lowest contract charge 1.30% Series II            $11.76            --                 --            --         9.19%
         Highest contract charge 1.70% Series II           $11.61            --                 --            --         8.81%
         All contract charges                                  --           278            $ 3,257          0.00%
INVESCO V.I. SMALL CAP EQUITY FUND
   2016  Lowest contract charge 1.10% Series II            $ 9.87            --                 --            --        10.65%
         Highest contract charge 1.70% Series II           $20.13            --                 --            --         9.94%
         All contract charges                                  --           879            $15,414          0.00%
   2015  Lowest contract charge 1.10% Series II(l)         $ 8.92            --                 --            --       (10.62)%
         Highest contract charge 1.70% Series II           $18.31            --                 --            --        (7.34)%
         All contract charges                                  --           712            $11,807          0.00%
   2014  Lowest contract charge 1.20% Series II            $10.60            --                 --            --         0.86%
         Highest contract charge 1.70% Series II           $19.76            --                 --            --         0.36%
         All contract charges                                  --           452            $ 8,456          0.00%
2013(w)  Lowest contract charge 1.25% Series II(d)         $10.51            --                 --            --         5.10%
         Highest contract charge 1.70% Series II           $19.69            --                 --            --        34.77%
         All contract charges                                  --           324            $ 6,436          0.00%
2012(u)  Lowest contract charge 1.30% Series II(a)         $14.80            --                 --            --         1.93%
         Highest contract charge 1.70% Series II(a)        $14.61            --                 --            --         1.60%
         All contract charges                                  --            35            $   510          0.00%
2012(v)  Lowest contract charge 1.30% Series II            $14.80            --                 --            --        12.21%
         Highest contract charge 1.70% Series II           $14.61            --                 --            --        11.70%
         All contract charges                                  --           220            $ 3,223          0.00%
IVY VIP ASSET STRATEGY
   2016  Lowest contract charge 0.30% Common Shares        $ 8.83            --                 --            --        (2.86)%
         Highest contract charge 1.70% Common Shares       $10.40            --                 --            --        (4.24)%
         All contract charges                                  --         3,505            $35,326          0.59%
   2015  Lowest contract charge 0.30% Common Shares        $ 9.09            --                 --            --        (8.64)%
         Highest contract charge 1.70% Common Shares       $10.86            --                 --            --        (9.88)%
         All contract charges                                  --         4,224            $44,441          0.37%
   2014  Lowest contract charge 0.30% Common Shares        $ 9.95            --                 --            --        (5.60)%
         Highest contract charge 1.70% Common Shares       $12.05            --                 --            --        (6.88)%
         All contract charges                                  --         4,546            $53,506          0.48%
2013(w)  Lowest contract charge 1.20% Common Shares(d)     $10.52            --                 --            --         4.26%
         Highest contract charge 1.70% Common Shares       $12.94            --                 --            --        23.00%
         All contract charges                                  --         3,070            $39,895          1.31%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $10.60            --                 --            --         2.51%
         Highest contract charge 1.70% Common Shares(a)    $10.52            --                 --            --         2.33%
         All contract charges                                  --           430            $ 4,541          0.05%
2012(v)  Lowest contract charge 1.30% Common Shares        $10.60            --                 --            --        17.52%
         Highest contract charge 1.70% Common Shares       $10.52            --                 --            --        17.15%
         All contract charges                                  --         1,025            $10,831          1.15%
IVY VIP DIVIDEND OPPORTUNITIES
   2016  Lowest contract charge 0.65% Common Shares        $16.26            --                 --            --         6.21%
         Highest contract charge 1.70% Common Shares       $16.85            --                 --            --         5.12%
         All contract charges                                  --           895            $15,365          1.24%

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
IVY VIP DIVIDEND OPPORTUNITIES (CONTINUED)
   2015  Lowest contract charge 0.65% Common Shares        $15.31            --                 --            --        (2.67)%
         Highest contract charge 1.70% Common Shares       $16.03            --                 --            --        (3.67)%
         All contract charges                                  --           991           $ 16,126          1.30%
   2014  Lowest contract charge 0.65% Common Shares        $15.73            --                 --            --         9.16%
         Highest contract charge 1.70% Common Shares       $16.64            --                 --            --         7.91%
         All contract charges                                  --           967           $ 16,300          1.14%
2013(w)  Lowest contract charge 0.65% Common Shares        $14.41            --                 --            --        28.78%
         Highest contract charge 1.70% Common Shares       $15.42            --                 --            --        27.44%
         All contract charges                                  --           887           $ 13,810          1.56%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $12.25            --                 --            --         0.74%
         Highest contract charge 1.70% Common Shares(a)    $12.10            --                 --            --         0.50%
         All contract charges                                  --            79           $    976          0.02%
2012(v)  Lowest contract charge 1.30% Common Shares        $11.19            --                 --            --        12.35%
         Highest contract charge 1.70% Common Shares       $12.10            --                 --            --        11.21%
         All contract charges                                  --           737           $  8,977          1.10%
IVY VIP ENERGY
   2016  Lowest contract charge 0.65% Common Shares        $11.79            --                 --            --        33.67%
         Highest contract charge 1.70% Common Shares       $12.31            --                 --            --        32.22%
         All contract charges                                  --         3,596           $ 42,229          0.14%
   2015  Lowest contract charge 0.65% Common Shares        $ 8.82            --                 --            --       (22.63)%
         Highest contract charge 1.70% Common Shares       $ 9.31            --                 --            --       (23.44)%
         All contract charges                                  --         3,236           $ 28,438          0.06%
   2014  Lowest contract charge 0.65% Common Shares        $11.40            --                 --            --       (11.15)%
         Highest contract charge 1.70% Common Shares       $12.16            --                 --            --       (12.08)%
         All contract charges                                  --         2,545           $ 29,366          0.00%
2013(w)  Lowest contract charge 0.65% Common Shares        $12.83            --                 --            --        26.90%
         Highest contract charge 1.70% Common Shares       $13.83            --                 --            --        25.50%
         All contract charges                                  --         1,483           $ 20,610          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $11.16            --                 --            --        (4.04)%
         Highest contract charge 1.70% Common Shares(a)    $11.02            --                 --            --        (4.26)%
         All contract charges                                  --           146           $  1,627          0.00%
2012(v)  Lowest contract charge 0.65% Common Shares        $10.11            --                 --            --         0.70%
         Highest contract charge 1.70% Common Shares       $11.02            --                 --            --        (0.36)%
         All contract charges                                  --           885           $  9,829          0.00%
IVY VIP GLOBAL NATURAL RESOURCES
   2016  Lowest contract charge 0.65% Common Shares        $ 7.72            --                 --            --        22.93%
         Highest contract charge 1.70% Common Shares       $ 7.74            --                 --            --        21.70%
         All contract charges                                  --         1,403           $ 11,070          0.70%
   2015  Lowest contract charge 0.65% Common Shares        $ 6.28            --                 --            --       (22.85)%
         Highest contract charge 1.70% Common Shares       $ 6.36            --                 --            --       (23.74)%
         All contract charges                                  --         1,409           $  9,113          0.10%
   2014  Lowest contract charge 0.65% Common Shares        $ 8.14            --                 --            --       (13.68)%
         Highest contract charge 1.70% Common Shares       $ 8.34            --                 --            --       (14.46)%
         All contract charges                                  --         1,383           $ 11,703          0.00%
2013(w)  Lowest contract charge 0.65% Common Shares        $ 9.43            --                 --            --         7.16%
         Highest contract charge 1.70% Common Shares       $ 9.75            --                 --            --         5.86%
         All contract charges                                  --         1,265           $ 12,480          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $ 9.32            --                 --            --        (2.71)%
         Highest contract charge 1.70% Common Shares(a)    $ 9.21            --                 --            --        (2.95)%
         All contract charges                                  --           125           $  1,163          0.00%
2012(v)  Lowest contract charge 0.65% Common Shares        $ 8.80            --                 --            --         1.27%
         Highest contract charge 1.70% Common Shares       $ 9.21            --                 --            --         0.22%
         All contract charges                                  --           915           $  8,490          0.00%
IVY VIP HIGH INCOME
   2016  Lowest contract charge 0.65% Common Shares        $14.81            --                 --            --        15.43%
         Highest contract charge 1.70% Common Shares       $16.02            --                 --            --        14.27%
         All contract charges                                  --         7,514           $122,654          7.31%

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
   2015  Lowest contract charge 0.65% Common Shares        $12.83            --                 --            --        (7.16)%
         Highest contract charge 1.70% Common Shares       $14.02            --                 --            --        (8.13)%
         All contract charges                                  --         7,607           $108,371          6.07%
   2014  Lowest contract charge 0.65% Common Shares        $13.82            --                 --            --         1.25%
         Highest contract charge 1.70% Common Shares       $15.26            --                 --            --         0.20%
         All contract charges                                  --         7,208           $111,378          4.62%
2013(w)  Lowest contract charge 0.65% Common Shares        $13.65            --                 --            --         9.81%
         Highest contract charge 1.70% Common Shares       $15.23            --                 --            --         8.63%
         All contract charges                                  --         5,192           $ 79,871          4.69%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $14.20            --                 --            --         8.31%
         Highest contract charge 1.70% Common Shares(a)    $14.02            --                 --            --         8.01%
         All contract charges                                  --           750           $ 10,591          0.10%
2012(v)  Lowest contract charge 0.65% Common Shares        $12.43            --                 --            --        17.82%
         Highest contract charge 1.70% Common Shares       $14.02            --                 --            --        16.64%
         All contract charges                                  --         2,440           $ 34,450          6.65%
IVY VIP MICRO CAP GROWTH
   2016  Lowest contract charge 0.30% Common Shares        $10.86            --                 --            --        13.01%
         Highest contract charge 1.25% Common Shares       $10.53            --                 --            --        11.90%
         All contract charges                                  --           260           $  2,707          0.00%
   2015  Lowest contract charge 0.30% Common Shares        $ 9.61            --                 --            --        (9.43)%
         Highest contract charge 1.25% Common Shares       $ 9.41            --                 --            --       (10.30)%
         All contract charges                                  --           207           $  1,938          0.00%
   2014  Lowest contract charge 0.30% Common Shares        $10.61            --                 --            --        (2.03)%
         Highest contract charge 1.25% Common Shares       $10.49            --                 --            --        (3.05)%
         All contract charges                                  --           147           $  1,549          0.00%
   2013  Lowest contract charge 1.20% Common Shares(d)     $10.82            --                 --            --         8.09%
         Highest contract charge 1.25% Common Shares(d)    $10.82            --                 --            --         8.09%
         All contract charges                                  --             8           $     93          0.00%
IVY VIP MID CAP GROWTH
   2016  Lowest contract charge 1.30% Common Shares        $19.81            --                 --            --         4.76%
         Highest contract charge 1.70% Common Shares       $19.24            --                 --            --         4.28%
         All contract charges                                  --         2,262           $ 44,465          0.00%
   2015  Lowest contract charge 1.30% Common Shares        $18.91            --                 --            --        (7.03)%
         Highest contract charge 1.70% Common Shares       $18.45            --                 --            --        (7.38)%
         All contract charges                                  --         2,295           $ 43,085          0.00%
   2014  Lowest contract charge 1.30% Common Shares        $20.34            --                 --            --         6.49%
         Highest contract charge 1.70% Common Shares       $19.92            --                 --            --         6.07%
         All contract charges                                  --         2,021           $ 40,843          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares        $19.10            --                 --            --        28.27%
         Highest contract charge 1.70% Common Shares       $18.78            --                 --            --        27.67%
         All contract charges                                  --         1,632           $ 31,006          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $14.89            --                 --            --         1.43%
         Highest contract charge 1.70% Common Shares(a)    $14.71            --                 --            --         1.24%
         All contract charges                                  --           218           $  3,233          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares        $14.89            --                 --            --        12.04%
         Highest contract charge 1.70% Common Shares       $14.71            --                 --            --        11.69%
         All contract charges                                  --           989           $ 14,647          0.00%
IVY VIP SCIENCE AND TECHNOLOGY
   2016  Lowest contract charge 0.30% Common Shares        $11.02            --                 --            --         1.19%
         Highest contract charge 1.70% Common Shares       $20.29            --                 --            --        (0.20)%
         All contract charges                                  --         3,470           $ 62,467          0.00%
   2015  Lowest contract charge 0.30% Common Shares(d)     $10.89            --                 --            --        (3.11)%
         Highest contract charge 1.70% Common Shares       $20.33            --                 --            --        (4.51)%
         All contract charges                                  --         3,518           $ 64,427          0.00%
   2014  Lowest contract charge 0.65% Common Shares        $19.46            --                 --            --         2.26%
         Highest contract charge 1.70% Common Shares       $21.29            --                 --            --         1.14%
         All contract charges                                  --         2,617           $ 52,643          0.00%

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                          -------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
IVY VIP SCIENCE AND TECHNOLOGY (CONTINUED)
2013(w)  Lowest contract charge 0.65% Common Shares         $19.03            --                 --            --       55.35%
         Highest contract charge 1.70% Common Shares        $21.05            --                 --            --       53.76%
         All contract charges                                   --         1,768            $37,545          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)      $13.87            --                 --            --        9.38%
         Highest contract charge 1.70% Common Shares(a)     $13.69            --                 --            --        9.00%
         All contract charges                                   --           231            $ 3,202          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares         $13.87            --                 --            --       26.21%
         Highest contract charge 1.70% Common Shares        $13.69            --                 --            --       25.60%
         All contract charges                                   --           759            $10,481          0.00%
IVY VIP SMALL CAP GROWTH
   2016  Lowest contract charge 1.30% Common Shares         $17.84            --                 --            --        1.59%
         Highest contract charge 1.70% Common Shares        $17.33            --                 --            --        1.17%
         All contract charges                                   --         1,306            $23,077          0.00%
   2015  Lowest contract charge 1.30% Common Shares         $17.56            --                 --            --        0.57%
         Highest contract charge 1.70% Common Shares        $17.13            --                 --            --        0.18%
         All contract charges                                   --         1,350            $23,522          0.00%
   2014  Lowest contract charge 1.30% Common Shares         $17.46            --                 --            --        0.23%
         Highest contract charge 1.70% Common Shares        $17.10            --                 --            --       (0.18)%
         All contract charges                                   --         1,013            $17,562          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares         $17.42            --                 --            --       41.51%
         Highest contract charge 1.70% Common Shares        $17.13            --                 --            --       40.99%
         All contract charges                                   --           837            $14,507          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)      $12.31            --                 --            --       (8.88)%
         Highest contract charge 1.70% Common Shares(a)     $12.15            --                 --            --       (9.19)%
         All contract charges                                   --            99            $ 1,218          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares         $12.31            --                 --            --        3.79%
         Highest contract charge 1.70% Common Shares        $12.15            --                 --            --        3.32%
         All contract charges                                   --           490            $ 6,003          0.00%
JANUS ASPEN SERIES BALANCED PORTFOLIO
   2016  Lowest contract charge 0.30% Service Shares        $11.56            --                 --            --        3.96%
         Highest contract charge 1.25% Service Shares       $11.22            --                 --            --        3.03%
         All contract charges                                   --         3,193            $34,954          2.12%
   2015  Lowest contract charge 0.30% Service Shares(d)     $11.12            --                 --            --        0.18%
         Highest contract charge 1.25% Service Shares       $10.89            --                 --            --       (0.82)%
         All contract charges                                   --         1,897            $20,363          1.59%
   2014  Lowest contract charge 1.20% Service Shares        $10.99            --                 --            --        7.01%
         Highest contract charge 1.25% Service Shares       $10.98            --                 --            --        6.91%
         All contract charges                                   --           398            $ 4,371          1.87%
   2013  Lowest contract charge 1.20% Service Shares(d)     $10.27            --                 --            --        2.09%
         Highest contract charge 1.25% Service Shares(d)    $10.27            --                 --            --        2.09%
         All contract charges                                   --             6            $    62          0.29%
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
   2016  Lowest contract charge 0.30% Service Shares        $10.56            --                 --            --        1.93%
         Highest contract charge 1.25% Service Shares       $10.24            --                 --            --        0.89%
         All contract charges                                   --         2,221            $22,531          2.65%
   2015  Lowest contract charge 0.30% Service Shares(d)     $10.36            --                 --            --       (0.38)%
         Highest contract charge 1.25% Service Shares       $10.15            --                 --            --       (1.26)%
         All contract charges                                   --         1,050            $10,607          2.33%
   2014  Lowest contract charge 1.20% Service Shares        $10.29            --                 --            --        3.52%
         Highest contract charge 1.25% Service Shares       $10.28            --                 --            --        3.42%
         All contract charges                                   --           317            $ 3,256          4.01%
   2013  Lowest contract charge 1.20% Service Shares(d)     $ 9.94            --                 --            --       (0.50)%
         Highest contract charge 1.25% Service Shares(d)    $ 9.94            --                 --            --       (0.50)%
         All contract charges                                   --            12                116          0.73%

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO
   2016  Lowest contract charge 1.10% Service Shares        $11.02            --                 --            --         8.57%
         Highest contract charge 1.25% Service Shares       $13.14            --                 --            --         8.42%
         All contract charges                                   --           660            $ 8,176          1.68%
   2015  Lowest contract charge 1.10% Service Shares(l)     $10.15            --                 --            --         1.20%
         Highest contract charge 1.25% Service Shares       $12.12            --                 --            --         2.71%
         All contract charges                                   --           276            $ 3,265          1.78%
   2014  Lowest contract charge 1.20% Service Shares        $11.80            --                 --            --        16.26%
         Highest contract charge 1.25% Service Shares       $11.80            --                 --            --        16.26%
         All contract charges                                   --           127            $ 1,494          1.12%
   2013  Lowest contract charge 1.20% Service Shares(d)     $10.15            --                 --            --         0.30%
         Highest contract charge 1.25% Service Shares(d)    $10.15            --                 --            --         0.30%
         All contract charges                                   --             3            $    29          0.88%
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10% Class 2               $10.11            --                 --            --         4.66%
         Highest contract charge 1.25% Class 2              $10.09            --                 --            --         4.56%
         All contract charges                                   --         1,267            $12,783          3.49%
   2015  Lowest contract charge 1.10% Class 2(m)            $ 9.66            --                 --            --        (6.12)%
         Highest contract charge 1.25% Class 2(m)           $ 9.65            --                 --            --        (6.22)%
         All contract charges                                   --           759            $ 7,326          2.84%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
   2016  Lowest contract charge 1.10% Class 2(m)            $10.31            --                 --            --         4.99%
         Highest contract charge 1.25% Class 2              $10.29            --                 --            --         4.89%
         All contract charges                                   --           953            $ 9,800          4.10%
   2015  Lowest contract charge 1.25% Class 2(m)            $ 9.81            --                 --            --        (4.01)%
         Highest contract charge 1.25% Class 2(m)           $ 9.81            --                 --            --        (4.01)%
         All contract charges                                   --           503            $ 4,937          4.79%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
   2016  Lowest contract charge 0.30% Service Shares(d)     $ 8.75            --                 --            --        20.52%
         Highest contract charge 1.70% Service Shares       $10.11            --                 --            --        18.80%
         All contract charges                                   --         7,690            $77,785          1.08%
   2015  Lowest contract charge 0.65% Service Shares        $ 7.24            --                 --            --       (20.61)%
         Highest contract charge 1.70% Service Shares       $ 8.51            --                 --            --       (21.42)%
         All contract charges                                   --         7,566            $64,605          1.16%
   2014  Lowest contract charge 0.65% Service Shares        $ 9.12            --                 --            --        (5.30)%
         Highest contract charge 1.70% Service Shares       $10.83            --                 --            --        (6.23)%
         All contract charges                                   --         6,775            $73,877          1.79%
2013(w)  Lowest contract charge 0.65% Service Shares        $ 9.63            --                 --            --        (1.83)%
         Highest contract charge 1.70% Service Shares       $11.55            --                 --            --        (2.94)%
         All contract charges                                   --         5,679            $66,307          1.56%
2012(u)  Lowest contract charge 1.30% Service Shares(a)     $12.05            --                 --            --         5.98%
         Highest contract charge 1.70% Service Shares(a)    $11.90            --                 --            --         5.68%
         All contract charges                                   --           833            $ 9,997          3.48%
2012(v)  Lowest contract charge 0.65% Service Shares        $ 9.81            --                 --            --        21.26%
         Highest contract charge 1.70% Service Shares       $11.90            --                 --            --        19.96%
         All contract charges                                   --         3,427            $41,114          1.73%
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
   2016  Lowest contract charge 0.30% VC Shares             $11.54            --                 --            --        11.82%
         Highest contract charge 1.70% VC Shares            $12.90            --                 --            --        10.26%
         All contract charges                                   --         7,498            $93,140          5.07%
   2015  Lowest contract charge 0.30% VC Shares             $10.32            --                 --            --        (1.81)%
         Highest contract charge 1.70% VC Shares            $11.70            --                 --            --        (3.23)%
         All contract charges                                   --         6,180            $70,167          5.61%
   2014  Lowest contract charge 0.30% VC Shares             $10.51            --                 --            --         3.96%
         Highest contract charge 1.70% VC Shares            $12.09            --                 --            --         2.54%
         All contract charges                                   --         2,769            $32,620          6.45%

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                           UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                           ---------- ----------------- ----------------- ------------- --------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO (CONTINUED)
2013(w)    Lowest contract charge 1.20% VC Shares(d)         $10.09            --                 --             --       1.00%
           Highest contract charge 1.70% VC Shares           $11.79            --                 --             --       6.41%
           All contract charges                                  --         1,134           $ 13,390           8.34%
2012(u)    Lowest contract charge 1.30% VC Shares(a)         $11.17            --                 --             --       5.48%
           Highest contract charge 1.70% VC Shares(a)        $11.08            --                 --             --       5.12%
           All contract charges                                  --           126           $  1,400          12.49%
2012(v)    Lowest contract charge 1.30% VC Shares            $11.17            --                 --             --      11.03%
           Highest contract charge 1.70% VC Shares           $11.08            --                 --             --      10.58%
           All contract charges                                  --           211           $  2,337           7.35%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
   2016    Lowest contract charge 1.30% VC Shares            $14.82            --                 --             --      11.01%
           Highest contract charge 1.70% VC Shares           $14.47            --                 --             --      10.54%
           All contract charges                                  --           296           $  4,366           1.00%
   2015    Lowest contract charge 1.30% VC Shares            $13.35            --                 --             --      (2.20)%
           Highest contract charge 1.70% VC Shares           $13.09            --                 --             --      (2.60)%
           All contract charges                                  --           332           $  4,402           0.72%
   2014    Lowest contract charge 1.30% VC Shares            $13.65            --                 --             --       7.73%
           Highest contract charge 1.70% VC Shares           $13.44            --                 --             --       7.35%
           All contract charges                                  --           372           $  5,070           0.77%
2013(w)    Lowest contract charge 1.30% VC Shares            $12.67            --                 --             --      28.11%
           Highest contract charge 1.70% VC Shares           $12.52            --                 --             --      27.62%
           All contract charges                                  --           332           $  4,190           1.17%
2012(u)    Lowest contract charge 1.30% VC Shares(a)         $ 9.89            --                 --             --       0.71%
           Highest contract charge 1.70% VC Shares(a)        $ 9.81            --                 --             --       0.41%
           All contract charges                                  --            82           $    818           2.47%
2012(v)    Lowest contract charge 1.30% VC Shares            $ 9.89            --                 --             --      13.68%
           Highest contract charge 1.70% VC Shares           $ 9.81            --                 --             --      13.15%
           All contract charges                                  --           159           $  1,552           1.08%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
   2016    Lowest contract charge 1.30% VC Shares            $13.44            --                 --             --      (0.07)%
           Highest contract charge 1.70% VC Shares           $13.12            --                 --             --      (0.46)%
           All contract charges                                  --           328           $  4,377           0.00%
   2015    Lowest contract charge 1.30% VC Shares            $13.45            --                 --             --       1.43%
           Highest contract charge 1.70% VC Shares           $13.18            --                 --             --       1.00%
           All contract charges                                  --           359           $  4,801           0.00%
   2014    Lowest contract charge 1.30% VC Shares            $13.26            --                 --             --       4.66%
           Highest contract charge 1.70% VC Shares           $13.05            --                 --             --       4.23%
           All contract charges                                  --           251           $  3,311           0.00%
2013(w)    Lowest contract charge 1.30% VC Shares            $12.67            --                 --             --      35.36%
           Highest contract charge 1.70% VC Shares           $12.52            --                 --             --      34.77%
           All contract charges                                  --           192           $  2,423           0.00%
2012(u)    Lowest contract charge 1.30% VC Shares(a)         $ 9.36            --                 --             --      (3.80)%
           Highest contract charge 1.70% VC Shares(a)        $ 9.29            --                 --             --      (4.03)%
           All contract charges                                  --            29           $    270           0.22%
2012(v)    Lowest contract charge 1.30% VC Shares            $ 9.36            --                 --             --      12.64%
           Highest contract charge 1.70% VC Shares           $ 9.29            --                 --             --      12.20%
           All contract charges                                  --           119           $  1,105           0.26%
MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2016    Lowest contract charge 0.30% Service Class        $11.28            --                 --             --       3.49%
           Highest contract charge 1.70% Service Class       $15.79            --                 --             --       2.13%
           All contract charges                                  --        11,585           $172,236           1.17%
   2015    Lowest contract charge 0.30% Service Class(d)     $10.90            --                 --             --       6.03%
           Highest contract charge 1.70% Service Class       $15.46            --                 --             --       4.46%
           All contract charges                                  --         9,793           $145,512           1.87%
   2014    Lowest contract charge 1.20% Service Class        $10.17            --                 --             --      (0.10)%
           Highest contract charge 1.70% Service Class       $14.80            --                 --             --      (0.54)%
           All contract charges                                  --         6,575           $ 95,243           1.92%

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO (CONTINUED)
2013(w)  Lowest contract charge 1.20% Service Class(d)     $10.18            --                 --            --        0.59%
         Highest contract charge 1.70% Service Class       $14.88            --                 --            --       25.46%
         All contract charges                                  --         4,160            $62,430          1.47%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $12.01            --                 --            --        5.72%
         Highest contract charge 1.70% Service Class(a)    $11.86            --                 --            --        5.42%
         All contract charges                                  --           517            $ 6,188          1.06%
2012(v)  Lowest contract charge 1.30% Service Class        $12.01            --                 --            --       14.38%
         Highest contract charge 1.70% Service Class       $11.86            --                 --            --       13.93%
         All contract charges                                  --         1,708            $20,448          1.46%
MFS(R) INVESTORS TRUST SERIES
   2016  Lowest contract charge 0.65% Service Class        $18.07            --                 --            --        7.62%
         Highest contract charge 1.70% Service Class       $18.56            --                 --            --        6.48%
         All contract charges                                  --           597            $10,278          0.57%
   2015  Lowest contract charge 0.65% Service Class        $16.79            --                 --            --       (0.71)%
         Highest contract charge 1.70% Service Class       $17.43            --                 --            --       (1.75)%
         All contract charges                                  --           600            $ 9,810          0.70%
   2014  Lowest contract charge 0.65% Service Class        $16.91            --                 --            --       10.02%
         Highest contract charge 1.70% Service Class       $17.74            --                 --            --        8.83%
         All contract charges                                  --           477            $ 8,263          0.79%
2013(w)  Lowest contract charge 0.65% Service Class        $15.37            --                 --            --       30.81%
         Highest contract charge 1.70% Service Class       $16.30            --                 --            --       29.47%
         All contract charges                                  --           373            $ 6,157          1.01%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $12.75            --                 --            --        4.08%
         Highest contract charge 1.70% Service Class(a)    $12.59            --                 --            --        3.79%
         All contract charges                                  --            21            $   263          0.61%
2012(v)  Lowest contract charge 0.65% Service Class        $11.75            --                 --            --       18.09%
         Highest contract charge 1.70% Service Class       $12.59            --                 --            --       16.79%
         All contract charges                                  --           287            $ 3,636          0.78%
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(J)
   2016  Lowest contract charge 1.30% Service Class        $19.06            --                 --            --        4.50%
         Highest contract charge 1.70% Service Class       $18.52            --                 --            --        4.04%
         All contract charges                                  --           575            $10,888          0.39%
   2015  Lowest contract charge 1.30% Service Class(i)     $18.24            --                 --            --       (2.62)%
         Highest contract charge 1.70% Service Class(i)    $17.80            --                 --            --       (2.89)%
         All contract charges                                  --           530              9,598          0.54%
MFS(R) RESEARCH SERIES
   2016  Lowest contract charge 1.10% Service Class        $10.37            --                 --            --        7.24%
         Highest contract charge 1.25% Service Class       $12.12            --                 --            --        7.16%
         All contract charges                                  --           146            $ 1,712          0.56%
   2015  Lowest contract charge 1.10% Service Class(l)     $ 9.67            --                 --            --       (3.49)%
         Highest contract charge 1.25% Service Class       $11.31            --                 --            --       (0.70)%
         All contract charges                                  --           104            $ 1,157          0.48%
   2014  Lowest contract charge 1.20% Service Class        $11.40            --                 --            --        8.67%
         Highest contract charge 1.25% Service Class       $11.39            --                 --            --        8.58%
         All contract charges                                  --            72            $   812          0.72%
   2013  Lowest contract charge 1.25% Service Class(d)     $10.49            --                 --            --        3.96%
         Highest contract charge 1.25% Service Class(d)    $10.49            --                 --            --        3.96%
         All contract charges                                  --             2                 17          0.00%
MFS(R) TECHNOLOGY PORTFOLIO
   2016  Lowest contract charge 1.30% Service Class        $23.16            --                 --            --        6.97%
         Highest contract charge 1.70% Service Class       $22.50            --                 --            --        6.53%
         All contract charges                                  --           952            $21,844          0.00%
   2015  Lowest contract charge 1.30% Service Class        $21.65            --                 --            --        9.12%
         Highest contract charge 1.70% Service Class       $21.12            --                 --            --        8.70%
         All contract charges                                  --           910            $19,550          0.00%

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
MFS(R) TECHNOLOGY PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.30% Service Class        $19.84            --                 --            --         8.95%
         Highest contract charge 1.70% Service Class       $19.43            --                 --            --         8.49%
         All contract charges                                  --           784            $15,442          0.00%
2013(w)  Lowest contract charge 1.30% Service Class        $18.21            --                 --            --        33.02%
         Highest contract charge 1.70% Service Class       $17.91            --                 --            --        32.47%
         All contract charges                                  --           579            $10,464          0.00%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $13.69            --                 --            --        (2.42)%
         Highest contract charge 1.70% Service Class(a)    $13.52            --                 --            --        (2.66)%
         All contract charges                                  --            84            $ 1,144          0.00%
2012(v)  Lowest contract charge 1.30% Service Class        $13.69            --                 --            --        12.77%
         Highest contract charge 1.70% Service Class       $13.52            --                 --            --        12.29%
         All contract charges                                  --           352            $ 4,793          0.00%
MFS(R) UTILITIES SERIES
   2016  Lowest contract charge 0.30% Service Class(d)     $10.51            --                 --            --        10.86%
         Highest contract charge 1.70% Service Class       $16.38            --                 --            --         9.35%
         All contract charges                                  --         3,087            $46,479          3.72%
   2015  Lowest contract charge 1.10% Service Class(l)     $ 8.16            --                 --            --       (18.24)%
         Highest contract charge 1.70% Service Class       $14.98            --                 --            --       (16.22)%
         All contract charges                                  --         3,065            $41,833          4.16%
   2014  Lowest contract charge 1.20% Service Class        $11.03            --                 --            --        11.08%
         Highest contract charge 1.70% Service Class       $17.88            --                 --            --        10.58%
         All contract charges                                  --         2,469            $41,044          2.08%
2013(w)  Lowest contract charge 1.20% Service Class(d)     $ 9.93            --                 --            --           --%
         Highest contract charge 1.70% Service Class       $16.17            --                 --            --        18.20%
         All contract charges                                  --         1,307            $21,259          2.22%
2012(u)  Lowest contract charge 1.30% Service Class(a)     $13.86            --                 --            --         6.21%
         Highest contract charge 1.70% Service Class(a)    $13.68            --                 --            --         5.88%
         All contract charges                                  --           195            $ 2,688          4.45%
2012(v)  Lowest contract charge 0.65% Service Class        $12.05            --                 --            --        12.41%
         Highest contract charge 1.70% Service Class       $13.68            --                 --            --        11.22%
         All contract charges                                  --           652            $ 8,995          6.82%
MFS(R) VALUE SERIES
   2016  Lowest contract charge 0.30% Service Class        $12.94            --                 --            --        13.41%
         Highest contract charge 1.25% Service Class       $12.56            --                 --            --        12.34%
         All contract charges                                  --         1,169            $13,804          2.12%
   2015  Lowest contract charge 0.30% Service Class(d)     $11.41            --                 --            --        (1.21)%
         Highest contract charge 1.25% Service Class       $11.18            --                 --            --        (2.10)%
         All contract charges                                  --           522            $ 5,700          2.10%
   2014  Lowest contract charge 1.20% Service Class        $11.43            --                 --            --         8.86%
         Highest contract charge 1.25% Service Class       $11.42            --                 --            --         8.76%
         All contract charges                                  --           216            $ 2,476          1.69%
   2013  Lowest contract charge 1.20% Service Class(d)     $10.50            --                 --            --         2.94%
         Highest contract charge 1.25% Service Class(d)    $10.50            --                 --            --         2.94%
         All contract charges                                  --            10                101          0.00%
MULTIMANAGER AGGRESSIVE EQUITY
   2016  Lowest contract charge 1.30% Class B              $19.05            --                 --            --         2.09%
         Highest contract charge 1.70% Class B             $78.16            --                 --            --         1.69%
         All contract charges                                  --           596            $13,495          0.55%
   2015  Lowest contract charge 1.30% Class B              $18.66            --                 --            --         2.64%
         Highest contract charge 1.70% Class B             $76.86            --                 --            --         2.22%
         All contract charges                                  --           590            $13,258          0.17%
   2014  Lowest contract charge 1.30% Class B              $18.18            --                 --            --         9.19%
         Highest contract charge 1.70% Class B             $75.19            --                 --            --         8.78%
         All contract charges                                  --           498            $11,048          0.11%
2013(w)  Lowest contract charge 1.30% Class B              $16.65            --                 --            --        35.37%
         Highest contract charge 1.70% Class B             $69.12            --                 --            --        34.82%
         All contract charges                                  --           451            $ 8,871          0.14%

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class B(a)     $12.30             --                 --           --       (1.91)%
         Highest contract charge 1.65% Class B(a)    $12.01             --                 --           --       (2.20)%
         All contract charges                            --              9         $      124         0.36%
2012(v)  Lowest contract charge 0.95% Class B        $62.92             --                 --           --       13.12%
         Highest contract charge 1.90% Class B       $48.53             --                 --           --       12.03%
         All contract charges                            --         24,945         $  470,489         0.23%
MULTIMANAGER CORE BOND
   2016  Lowest contract charge 1.30% Class B        $13.73             --                 --           --        1.33%
         Highest contract charge 1.70% Class B       $13.85             --                 --           --        0.87%
         All contract charges                            --          7,499         $  102,096         2.08%
   2015  Lowest contract charge 1.30% Class B        $13.55             --                 --           --       (1.24)%
         Highest contract charge 1.70% Class B       $13.73             --                 --           --       (1.58)%
         All contract charges                            --          7,893         $  106,216         1.95%
   2014  Lowest contract charge 1.30% Class B        $13.72             --                 --           --        2.46%
         Highest contract charge 1.70% Class B       $13.95             --                 --           --        1.97%
         All contract charges                            --          7,166         $   97,870         2.07%
2013(w)  Lowest contract charge 1.30% Class B        $13.39             --                 --           --       (3.67)%
         Highest contract charge 1.70% Class B       $13.68             --                 --           --       (4.00)%
         All contract charges                            --          6,684         $   89,558         1.60%
2012(v)  Lowest contract charge 1.20% Class B        $15.07             --                 --           --        4.22%
         Highest contract charge 1.90% Class B       $13.93             --                 --           --        3.41%
         All contract charges                            --        107,224         $1,504,061         2.07%
MULTIMANAGER MID CAP GROWTH
   2016  Lowest contract charge 1.30% Class B        $22.01             --                 --           --        5.36%
         Highest contract charge 1.70% Class B       $16.89             --                 --           --        4.97%
         All contract charges                            --            802         $   16,481         0.10%
   2015  Lowest contract charge 1.30% Class B        $20.89             --                 --           --       (2.79)%
         Highest contract charge 1.70% Class B       $16.09             --                 --           --       (3.19)%
         All contract charges                            --            847         $   16,490         0.00%
   2014  Lowest contract charge 1.30% Class B        $21.49             --                 --           --        3.52%
         Highest contract charge 1.70% Class B       $16.62             --                 --           --        3.10%
         All contract charges                            --            676         $   13,571         0.00%
2013(w)  Lowest contract charge 1.30% Class B        $20.76             --                 --           --       38.31%
         Highest contract charge 1.70% Class B       $16.12             --                 --           --       37.78%
         All contract charges                            --            548         $   10,693         0.00%
2012(u)  Lowest contract charge 1.30% Class B(a)     $15.01             --                 --           --        0.20%
         Highest contract charge 1.70% Class B(a)    $11.70             --                 --           --       (0.09)%
         All contract charges                            --             20         $      293         0.00%
2012(v)  Lowest contract charge 0.95% Class B        $12.72             --                 --           --       14.39%
         Highest contract charge 1.90% Class B       $11.44             --                 --           --       13.27%
         All contract charges                            --         23,072         $  307,702         0.00%
MULTIMANAGER MID CAP VALUE
   2016  Lowest contract charge 1.30% Class B        $24.31             --                 --           --       17.55%
         Highest contract charge 1.70% Class B       $21.29             --                 --           --       17.11%
         All contract charges                            --            812         $   18,341         1.56%
   2015  Lowest contract charge 1.30% Class B        $20.68             --                 --           --       (6.76)%
         Highest contract charge 1.70% Class B       $18.18             --                 --           --       (7.20)%
         All contract charges                            --            473         $    9,420         0.74%
   2014  Lowest contract charge 1.30% Class B        $22.18             --                 --           --        3.94%
         Highest contract charge 1.70% Class B       $19.59             --                 --           --        3.60%
         All contract charges                            --            433         $    9,232         0.50%
2013(w)  Lowest contract charge 1.30% Class B        $21.34             --                 --           --       33.88%
         Highest contract charge 1.70% Class B       $18.91             --                 --           --       33.26%
         All contract charges                            --            353              7,287         0.44%

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
MULTIMANAGER MID CAP VALUE (CONTINUED)
2012(u)  Lowest contract charge 1.30% Class B(a)            $15.94            --                 --            --         4.25%
         Highest contract charge 1.70% Class B(a)           $14.19            --                 --            --         4.03%
         All contract charges                                   --            --             21,568          0.70%
2012(v)  Lowest contract charge 0.95% Class B               $15.43            --                 --            --        13.71%
         Highest contract charge 1.90% Class B              $13.88            --                 --            --        12.66%
         All contract charges                                   --        23,404            355,687          0.37%
MULTIMANAGER TECHNOLOGY
   2016  Lowest contract charge 1.10% Class B               $10.79            --                 --            --         7.68%
         Highest contract charge 1.70% Class B              $19.70            --                 --            --         7.12%
         All contract charges                                   --         1,577           $ 24,376          0.01%
   2015  Lowest contract charge 1.10% Class B(l)            $10.02            --                 --            --         0.20%
         Highest contract charge 1.70% Class B              $18.39            --                 --            --         4.49%
         All contract charges                                   --           916           $ 15,002          0.00%
   2014  Lowest contract charge 1.20% Class B               $11.97            --                 --            --        12.18%
         Highest contract charge 1.70% Class B              $17.60            --                 --            --        11.60%
         All contract charges                                   --           499           $  9,451          0.00%
2013(w)  Lowest contract charge 1.20% Class B(d)            $10.67            --                 --            --         6.49%
         Highest contract charge 1.70% Class B              $15.77            --                 --            --        33.31%
         All contract charges                                   --           408           $  7,282          0.00%
2012(v)  Lowest contract charge 0.95% Class B               $12.86            --                 --            --        12.31%
         Highest contract charge 1.80% Class B              $11.70            --                 --            --        11.43%
         All contract charges                                   --        28,995           $385,649          0.00%
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO
   2016  Lowest contract charge 1.10% Class S Shares        $ 9.02            --                 --            --        (1.74)%
         Highest contract charge 1.70% Class S Shares       $ 8.95            --                 --            --        (2.29)%
         All contract charges                                   --           209           $  1,878          0.00%
   2015  Lowest contract charge 1.10% Class S Shares(l)     $ 9.18            --                 --            --        (8.47)%
         Highest contract charge 1.70% Class S Shares       $ 9.16            --                 --            --        (6.63)%
         All contract charges                                   --           167           $  1,537          0.00%
   2014  Lowest contract charge 1.20% Class S Shares(f)     $ 9.84            --                 --            --        (1.40)%
         Highest contract charge 1.70% Class S Shares(f)    $ 9.81            --                 --            --        (1.70)%
         All contract charges                                   --            65           $    631          0.00%
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
   2016  Lowest contract charge 1.10% Class S Shares        $ 9.00            --                 --            --        (2.91)%
         Highest contract charge 1.70% Class S Shares       $ 8.98            --                 --            --        (3.44)%
         All contract charges                                   --           340           $  3,062          0.69%
   2015  Lowest contract charge 1.10% Class S Shares(l)     $ 9.27            --                 --            --        (7.11)%
         Highest contract charge 1.70% Class S Shares       $ 9.30            --                 --            --        (0.21)%
         All contract charges                                   --           259           $  2,422          1.24%
   2014  Lowest contract charge 1.20% Class S Shares(f)     $ 9.35            --                 --            --        (5.75)%
         Highest contract charge 1.70% Class S Shares(f)    $ 9.32            --                 --            --        (6.05)%
         All contract charges                                   --            83           $    766          0.55%
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2016  Lowest contract charge 0.30% Advisor Class(d)      $ 6.71            --                 --            --        14.51%
         Highest contract charge 1.70% Advisor Class        $ 6.70            --                 --            --        12.98%
         All contract charges                                   --         2,581           $ 17,609          1.02%
   2015  Lowest contract charge 0.65% Advisor Class         $ 5.03            --                 --            --       (26.14)%
         Highest contract charge 1.70% Advisor Class        $ 5.93            --                 --            --       (26.97)%
         All contract charges                                   --         2,593           $ 15,573          4.31%
   2014  Lowest contract charge 0.65% Advisor Class         $ 6.81            --                 --            --       (19.22)%
         Highest contract charge 1.70% Advisor Class        $ 8.12            --                 --            --       (20.08)%
         All contract charges                                   --         2,310           $ 18,954          0.27%
2013(w)  Lowest contract charge 0.65% Advisor Class         $ 8.43            --                 --            --       (15.28)%
         Highest contract charge 1.70% Advisor Class        $10.16            --                 --            --       (16.17)%
         All contract charges                                   --         1,910           $ 19,615          1.59%

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO (CONTINUED)
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $12.27            --                 --            --        0.57%
         Highest contract charge 1.70% Advisor Class(a)    $12.12            --                 --            --        0.33%
         All contract charges                                  --           249            $ 3,047          2.13%
2012(v)  Lowest contract charge 0.65% Advisor Class        $ 9.95            --                 --            --        4.41%
         Highest contract charge 1.70% Advisor Class       $12.12            --                 --            --        3.32%
         All contract charges                                  --         1,225            $14,967          2.46%
PIMCO EMERGING MARKETS BOND PORTFOLIO
   2016  Lowest contract charge 1.10% Advisor Class        $10.35            --                 --            --       12.01%
         Highest contract charge 1.70% Advisor Class       $13.02            --                 --            --       11.38%
         All contract charges                                  --         1,487            $19,107          5.17%
   2015  Lowest contract charge 1.10% Advisor Class(l)     $ 9.24            --                 --            --       (7.51)%
         Highest contract charge 1.70% Advisor Class       $11.69            --                 --            --       (4.02)%
         All contract charges                                  --         1,511            $17,647          5.20%
   2014  Lowest contract charge 1.20% Advisor Class        $ 9.80            --                 --            --        0.20%
         Highest contract charge 1.70% Advisor Class       $12.18            --                 --            --       (0.33)%
         All contract charges                                  --         1,607            $19,571          5.14%
2013(w)  Lowest contract charge 1.20% Advisor Class(d)     $ 9.78            --                 --            --       (0.10)%
         Highest contract charge 1.70% Advisor Class       $12.22            --                 --            --       (8.60)%
         All contract charges                                  --         1,423            $17,557          4.90%
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $13.55            --                 --            --        8.84%
         Highest contract charge 1.70% Advisor Class(a)    $13.37            --                 --            --        8.43%
         All contract charges                                  --           262            $ 3,531          3.20%
2012(v)  Lowest contract charge 0.65% Advisor Class        $11.79            --                 --            --       17.08%
         Highest contract charge 1.70% Advisor Class       $13.37            --                 --            --       15.76%
         All contract charges                                  --         1,069            $14,427          4.82%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
   2016  Lowest contract charge 0.30% Advisor Class        $ 9.71            --                 --            --        3.63%
         Highest contract charge 1.25% Advisor Class       $ 9.42            --                 --            --        2.61%
         All contract charges                                  --           169            $ 1,615          1.40%
   2015  Lowest contract charge 0.30% Advisor Class(d)     $ 9.37            --                 --            --       (4.39)%
         Highest contract charge 1.25% Advisor Class       $ 9.18            --                 --            --       (5.36)%
         All contract charges                                  --           102            $   938          1.71%
   2014  Lowest contract charge 1.20% Advisor Class        $ 9.70            --                 --            --        0.94%
         Highest contract charge 1.25% Advisor Class       $ 9.70            --                 --            --        0.94%
         All contract charges                                  --            57            $   553          2.56%
   2013  Lowest contract charge 1.20% Advisor Class(d)     $ 9.61            --                 --            --       (2.54)%
         Highest contract charge 1.25% Advisor Class(d)    $ 9.61            --                 --            --       (2.54)%
         All contract charges                                  --             3            $    33          0.03%
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2016  Lowest contract charge 1.10% Advisor Class(l)     $ 9.50            --                 --            --        2.70%
         Highest contract charge 1.25% Advisor Class       $10.29            --                 --            --        2.59%
         All contract charges                                  --           124            $ 1,275          2.85%
   2015  Lowest contract charge 1.20% Advisor Class        $10.04            --                 --            --       (1.38)%
         Highest contract charge 1.25% Advisor Class       $10.03            --                 --            --       (1.47)%
         All contract charges                                  --            79            $   795          3.28%
   2014  Lowest contract charge 1.20% Advisor Class(e)     $10.18            --                 --            --        3.46%
         Highest contract charge 1.25% Advisor Class(e)    $10.18            --                 --            --        3.46%
         All contract charges                                  --            10            $   109          4.02%
PIMCO REAL RETURN PORTFOLIO
   2016  Lowest contract charge 1.30% Advisor Class        $11.37            --                 --            --        3.65%
         Highest contract charge 1.70% Advisor Class       $11.05            --                 --            --        3.27%
         All contract charges                                  --         5,193            $58,512          2.16%
   2015  Lowest contract charge 1.30% Advisor Class        $10.97            --                 --            --       (4.02)%
         Highest contract charge 1.70% Advisor Class       $10.70            --                 --            --       (4.38)%
         All contract charges                                  --         5,589            $60,748          3.90%

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
PIMCO REAL RETURN PORTFOLIO (CONTINUED)
   2014  Lowest contract charge 1.30% Advisor Class        $11.43            --                 --            --         1.69%
         Highest contract charge 1.70% Advisor Class       $11.19            --                 --            --         1.18%
         All contract charges                                  --         5,927           $ 67,217          1.30%
2013(w)  Lowest contract charge 1.30% Advisor Class        $11.24            --                 --            --       (10.51)%
         Highest contract charge 1.70% Advisor Class       $11.06            --                 --            --       (10.81)%
         All contract charges                                  --         5,735           $ 64,059          1.65%
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $12.56            --                 --            --         4.15%
         Highest contract charge 1.70% Advisor Class(a)    $12.40            --                 --            --         3.85%
         All contract charges                                  --         1,264           $ 15,803          0.33%
2012(v)  Lowest contract charge 0.65% Advisor Class        $11.44            --                 --            --         7.92%
         Highest contract charge 1.70% Advisor Class       $12.40            --                 --            --         6.80%
         All contract charges                                  --         4,008           $ 50,084          0.98%
PIMCO TOTAL RETURN PORTFOLIO
   2016  Lowest contract charge 0.30% Advisor Class        $10.52            --                 --            --         2.33%
         Highest contract charge 1.70% Advisor Class       $11.38            --                 --            --         0.80%
         All contract charges                                  --        13,584           $154,465          1.98%
   2015  Lowest contract charge 0.30% Advisor Class(d)     $10.28            --                 --            --         0.00%
         Highest contract charge 1.70% Advisor Class       $11.29            --                 --            --        (1.31)%
         All contract charges                                  --        12,255           $139,172          4.96%
   2014  Lowest contract charge 0.65% Advisor Class        $10.96            --                 --            --         3.49%
         Highest contract charge 1.70% Advisor Class       $11.44            --                 --            --         2.42%
         All contract charges                                  --        11,471           $132,247          2.13%
2013(w)  Lowest contract charge 0.65% Advisor Class        $10.59            --                 --            --        (2.67)%
         Highest contract charge 1.70% Advisor Class       $11.17            --                 --            --        (3.71)%
         All contract charges                                  --        10,535           $118,898          2.11%
2012(u)  Lowest contract charge 1.30% Advisor Class(a)     $11.75            --                 --            --         4.35%
         Highest contract charge 1.70% Advisor Class(a)    $11.60            --                 --            --         4.04%
         All contract charges                                  --         2,030           $ 23,720          1.57%
2012(v)  Lowest contract charge 0.65% Advisor Class        $10.88            --                 --            --         8.69%
         Highest contract charge 1.70% Advisor Class       $11.60            --                 --            --         7.61%
         All contract charges                                  --         6,826           $ 79,827          2.47%
PROFUND VP BEAR
   2016  Lowest contract charge 1.30% Common Shares        $ 2.87            --                 --            --       (14.07)%
         Highest contract charge 1.70% Common Shares       $ 2.79            --                 --            --       (14.42)%
         All contract charges                                  --            75           $    213          0.00%
   2015  Lowest contract charge 1.30% Common Shares        $ 3.34            --                 --            --        (6.18)%
         Highest contract charge 1.70% Common Shares       $ 3.26            --                 --            --        (6.59)%
         All contract charges                                  --            74           $    242          0.00%
   2014  Lowest contract charge 1.30% Common Shares        $ 3.56            --                 --            --       (15.44)%
         Highest contract charge 1.70% Common Shares       $ 3.49            --                 --            --       (15.70)%
         All contract charges                                  --            96           $    337          0.00%
2013(w)  Lowest contract charge 1.30% Common Shares        $ 4.21            --                 --            --       (27.54)%
         Highest contract charge 1.70% Common Shares       $ 4.14            --                 --            --       (27.75)%
         All contract charges                                  --           103           $    432          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares        $ 5.81            --                 --            --       (17.59)%
         Highest contract charge 1.70% Common Shares       $ 5.73            --                 --            --       (18.03)%
         All contract charges                                  --           123           $    709          0.00%
PROFUND VP BIOTECHNOLOGY
   2016  Lowest contract charge 0.65% Common Shares        $27.35            --                 --            --       (16.00)%
         Highest contract charge 1.70% Common Shares       $26.89            --                 --            --       (16.90)%
         All contract charges                                  --         1,579           $ 43,361          0.00%
   2015  Lowest contract charge 0.65% Common Shares        $32.56            --                 --            --         2.62%
         Highest contract charge 1.70% Common Shares       $32.36            --                 --            --         1.54%
         All contract charges                                  --         1,714           $ 56,399          0.00%
   2014  Lowest contract charge 0.65% Common Shares        $31.73            --                 --            --        28.88%
         Highest contract charge 1.70% Common Shares       $31.87            --                 --            --        27.53%
         All contract charges                                  --         1,244           $ 40,205          0.00%

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                         ---------- ----------------- ----------------- ------------- --------
PROFUND VP BIOTECHNOLOGY (CONTINUED)
2013(w)  Lowest contract charge 0.65% Common Shares        $24.62           --                  --            --       67.37%
         Highest contract charge 1.70% Common Shares       $24.99           --                  --            --       65.61%
         All contract charges                                  --          886             $22,376          0.00%
2012(u)  Lowest contract charge 1.30% Common Shares(a)     $15.29           --                  --            --       16.19%
         Highest contract charge 1.70% Common Shares(a)    $15.09           --                  --            --       15.81%
         All contract charges                                  --           77             $ 1,167          0.00%
2012(v)  Lowest contract charge 1.30% Common Shares        $15.29           --                  --            --       38.87%
         Highest contract charge 1.70% Common Shares       $15.09           --                  --            --       38.31%
         All contract charges                                  --          278             $ 4,227          0.00%
PUTNAM VT ABSOLUTE RETURN 500 FUND
   2016  Lowest contract charge 1.10% Class B              $ 9.73           --                  --            --       (0.41)%
         Highest contract charge 1.25% Class B             $10.09           --                  --            --       (0.59)%
         All contract charges                                  --          214             $ 2,145          3.39%
   2015  Lowest contract charge 1.10% Class B(l)           $ 9.77           --                  --            --       (2.50)%
         Highest contract charge 1.25% Class B             $10.15           --                  --            --       (1.74)%
         All contract charges                                  --          161             $ 1,627          0.06%
   2014  Lowest contract charge 1.20% Class B              $10.34           --                  --            --        2.58%
         Highest contract charge 1.25% Class B             $10.33           --                  --            --        2.48%
         All contract charges                                  --           60             $   623          0.00%
   2013  Lowest contract charge 1.25% Class B(d)           $10.08           --                  --            --        0.60%
         Highest contract charge 1.25% Class B(d)          $10.08           --                  --            --        0.60%
         All contract charges                                  --           --             $     1          0.00%
PUTNAM VT DIVERSIFIED INCOME FUND
   2016  Lowest contract charge 1.10% Class B              $10.06           --                  --            --        4.25%
         Highest contract charge 1.70% Class B             $ 9.54           --                  --            --        3.70%
         All contract charges                                  --          790             $ 7,624          4.76%
   2015  Lowest contract charge 1.10% Class B(l)           $ 9.65           --                  --            --       (3.69)%
         Highest contract charge 1.70% Class B             $ 9.20           --                  --            --       (4.07)%
         All contract charges                                  --          517             $ 4,815          7.44%
   2014  Lowest contract charge 1.20% Class B(f)           $ 9.62           --                  --            --       (4.09)%
         Highest contract charge 1.70% Class B(f)          $ 9.59           --                  --            --       (4.29)%
         All contract charges                                  --          209             $ 2,011          0.00%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2016  Lowest contract charge 1.10% Class B              $10.32           --                  --            --        5.52%
         Highest contract charge 1.25% Class B             $10.30           --                  --            --        5.32%
         All contract charges                                  --          205             $ 2,120          1.78%
   2015  Lowest contract charge 1.10% Class B(m)           $ 9.78           --                  --            --       (4.44)%
         Highest contract charge 1.25% Class B(m)          $ 9.78           --                  --            --       (4.50)%
         All contract charges                                  --          122             $ 1,198          0.00%
PUTNAM VT RESEARCH FUND
   2016  Lowest contract charge 1.10% Class B              $10.53           --                  --            --        8.89%
         Highest contract charge 1.25% Class B             $10.51           --                  --            --        8.69%
         All contract charges                                  --           11             $   114          1.20%
   2015  Lowest contract charge 1.10% Class B(m)           $ 9.67           --                  --            --       (6.92)%
         Highest contract charge 1.25% Class B(m)          $ 9.67           --                  --            --       (6.98)%
         All contract charges                                  --            1             $    15          0.00%
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
   2016  Lowest contract charge 1.10% Class II             $ 9.01           --                  --            --       (1.53)%
         Highest contract charge 1.70% Class II            $ 9.12           --                  --            --       (2.15)%
         All contract charges                                  --          344             $ 3,153          0.89%
   2015  Lowest contract charge 1.10% Class II(l)          $ 9.15           --                  --            --       (8.04)%
         Highest contract charge 1.70% Class II            $ 9.32           --                  --            --       (6.99)%
         All contract charges                                  --          388             $ 3,623          0.89%
   2014  Lowest contract charge 1.20% Class II(f)          $10.05           --                  --            --        0.90%
         Highest contract charge 1.70% Class II(f)         $10.02           --                  --            --        0.60%
         All contract charges                                  --           70             $   705          3.20%

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                  ---------- ----------------- ----------------- ------------- --------
SEI VP BALANCED STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.73            --                 --            --        5.65%
      Highest contract charge 1.25% Class III       $10.35            --                 --            --        5.50%
      All contract charges                              --           699            $ 7,178          2.31%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.21            --                 --            --       (7.34)%
      Highest contract charge 1.25% Class III       $ 9.81            --                 --            --       (4.57)%
      All contract charges                              --           518            $ 5,081          1.82%
2014  Lowest contract charge 1.20% Class III        $10.29            --                 --            --        2.69%
      Highest contract charge 1.25% Class III       $10.28            --                 --            --        2.59%
      All contract charges                              --           221            $ 2,275          4.62%
2013  Lowest contract charge 1.20% Class III(d)     $10.02            --                 --            --        0.40%
      Highest contract charge 1.25% Class III(d)    $10.02            --                 --            --        0.40%
      All contract charges                              --             3            $    23          0.00%
SEI VP CONSERVATIVE STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.95            --                 --            --        2.58%
      Highest contract charge 1.25% Class III       $10.24            --                 --            --        2.50%
      All contract charges                              --         1,183            $12,090          1.60%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.70            --                 --            --       (2.81)%
      Highest contract charge 1.25% Class III       $ 9.99            --                 --            --       (1.77)%
      All contract charges                              --           881            $ 8,809          1.84%
2014  Lowest contract charge 1.20% Class III        $10.18            --                 --            --        1.80%
      Highest contract charge 1.25% Class III       $10.17            --                 --            --        1.70%
      All contract charges                              --           501            $ 5,089          2.65%
2013  Lowest contract charge 1.25% Class III(d)     $10.00            --                 --            --        0.00%
      Highest contract charge 1.25% Class III(d)    $10.00            --                 --            --        0.00%
      All contract charges                              --            32            $   324          0.00%
SEI VP MARKET GROWTH STRATEGY FUND
2016  Lowest contract charge 0.30% Class III(d)     $10.74            --                 --            --        7.08%
      Highest contract charge 1.25% Class III       $10.42            --                 --            --        6.11%
      All contract charges                              --           726            $ 7,488          2.09%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.14            --                 --            --       (8.05)%
      Highest contract charge 1.25% Class III       $ 9.82            --                 --            --       (4.84)%
      All contract charges                              --           683            $ 6,695          1.27%
2014  Lowest contract charge 1.20% Class III        $10.33            --                 --            --        2.58%
      Highest contract charge 1.25% Class III       $10.32            --                 --            --        2.48%
      All contract charges                              --           475            $ 4,911          3.68%
2013  Lowest contract charge 1.20% Class III(d)     $10.07            --                 --            --        0.80%
      Highest contract charge 1.25% Class III(d)    $10.07            --                 --            --        0.80%
      All contract charges                              --            45            $   450          0.00%
SEI VP MARKET PLUS STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.67            --                 --            --        6.97%
      Highest contract charge 1.25% Class III       $10.62            --                 --            --        6.73%
      All contract charges                              --           170            $ 1,780          1.99%
2015  Lowest contract charge 1.10% Class III(l)     $ 9.04            --                 --            --       (9.05)%
      Highest contract charge 1.25% Class III       $ 9.95            --                 --            --       (4.97)%
      All contract charges                              --           151            $ 1,497          0.97%
2014  Lowest contract charge 1.20% Class III        $10.48            --                 --            --        3.05%
      Highest contract charge 1.25% Class III       $10.47            --                 --            --        2.95%
      All contract charges                              --            94            $   992          3.52%
2013  Lowest contract charge 1.20% Class III(d)     $10.17            --                 --            --        1.60%
      Highest contract charge 1.25% Class III(d)    $10.17            --                 --            --        1.60%
      All contract charges                              --            30            $   309          0.00%
SEI VP MODERATE STRATEGY FUND
2016  Lowest contract charge 1.10% Class III        $ 9.98            --                 --            --        4.83%
      Highest contract charge 1.25% Class III       $10.59            --                 --            --        4.75%
      All contract charges                              --         1,177            $12,143          2.18%

                                    FSA-263

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
SEI VP MODERATE STRATEGY FUND (CONTINUED)
   2015  Lowest contract charge 1.10% Class III(l)     $ 9.52            --                 --            --        (4.42)%
         Highest contract charge 1.25% Class III       $10.11            --                 --            --        (2.51)%
         All contract charges                              --           827           $  8,277          2.42%
   2014  Lowest contract charge 1.20% Class III        $10.38            --                 --            --         3.80%
         Highest contract charge 1.25% Class III       $10.37            --                 --            --         3.70%
         All contract charges                              --           407           $  4,222          5.07%
   2013  Lowest contract charge 1.20% Class III(d)     $10.00            --                 --            --         0.00%
         Highest contract charge 1.25% Class III(d)    $10.00            --                 --            --         0.00%
         All contract charges                              --            34           $    338          0.00%
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
   2016  Lowest contract charge 1.10% Class II         $10.72            --                 --            --        17.54%
         Highest contract charge 1.25% Class II        $11.72            --                 --            --        17.43%
         All contract charges                              --           399           $  4,568          2.14%
   2015  Lowest contract charge 1.10% Class II(l)      $ 9.12            --                 --            --        (8.62)%
         Highest contract charge 1.25% Class II        $ 9.98            --                 --            --        (8.27)%
         All contract charges                              --           243           $  2,411          1.72%
   2014  Lowest contract charge 1.20% Class II         $10.89            --                 --            --         5.83%
         Highest contract charge 1.25% Class II        $10.88            --                 --            --         5.73%
         All contract charges                              --           164           $  1,783          1.73%
   2013  Lowest contract charge 1.20% Class II(d)      $10.29            --                 --            --         2.39%
         Highest contract charge 1.25% Class II(d)     $10.29            --                 --            --         2.39%
         All contract charges                              --            12           $    119          0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
   2016  Lowest contract charge 0.30% Class II         $13.75            --                 --            --       (11.00)%
         Highest contract charge 1.70% Class II        $30.88            --                 --            --       (12.22)%
         All contract charges                              --         4,755           $114,511          0.00%
   2015  Lowest contract charge 0.30% Class II         $15.45            --                 --            --        12.12%
         Highest contract charge 1.70% Class II        $35.18            --                 --            --        10.56%
         All contract charges                              --         4,313           $127,535          0.00%
   2014  Lowest contract charge 0.30% Class II         $13.78            --                 --            --        30.86%
         Highest contract charge 1.70% Class II        $31.82            --                 --            --        28.98%
         All contract charges                              --         2,628           $ 75,999          0.00%
2013(w)  Lowest contract charge 0.65% Class II         $22.45            --                 --            --        49.57%
         Highest contract charge 1.70% Class II        $24.67            --                 --            --        47.99%
         All contract charges                              --         1,580           $ 39,244          0.00%
2012(u)  Lowest contract charge 1.30% Class II(a)      $16.89            --                 --            --         8.69%
         Highest contract charge 1.70% Class II(a)     $16.67            --                 --            --         8.32%
         All contract charges                              --           244           $  4,095          0.00%
2012(v)  Lowest contract charge 0.65% Class II         $15.01            --                 --            --        30.18%
         Highest contract charge 1.70% Class II        $16.67            --                 --            --        28.73%
         All contract charges                              --           635           $ 10,683          0.00%
TEMPLETON DEVELOPING MARKETS VIP FUND
   2016  Lowest contract charge 1.30% Class 2          $ 9.02            --                 --            --        15.94%
         Highest contract charge 1.70% Class 2         $ 8.76            --                 --            --        15.42%
         All contract charges                              --         1,707           $ 15,135          0.67%
   2015  Lowest contract charge 1.30% Class 2          $ 7.78            --                 --            --       (20.61)%
         Highest contract charge 1.70% Class 2         $ 7.59            --                 --            --       (20.94)%
         All contract charges                              --           975           $  7,529          2.07%
   2014  Lowest contract charge 1.30% Class 2          $ 9.80            --                 --            --        (9.59)%
         Highest contract charge 1.70% Class 2         $ 9.60            --                 --            --        (9.94)%
         All contract charges                              --           840           $  8,173          1.50%
2013(w)  Lowest contract charge 1.30% Class 2          $10.84            --                 --            --        (2.25)%
         Highest contract charge 1.70% Class 2         $10.66            --                 --            --        (2.65)%
         All contract charges                              --           787           $  8,472          1.90%
2012(u)  Lowest contract charge 1.30% Class 2(a)       $11.09            --                 --            --         1.84%
         Highest contract charge 1.70% Class 2(a)      $10.95            --                 --            --         1.58%
         All contract charges                              --            61           $    676          0.22%

                                    FSA-264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012(v)  Lowest contract charge 1.30% Class 2        $11.09            --                 --            --        11.68%
         Highest contract charge 1.70% Class 2       $10.95            --                 --            --        11.28%
         All contract charges                            --           462           $  5,098          1.40%
TEMPLETON FOREIGN VIP FUND
   2016  Lowest contract charge 1.30% Class 2        $11.54            --                 --            --         5.77%
         Highest contract charge 1.70% Class 2       $11.21            --                 --            --         5.36%
         All contract charges                            --           733           $  8,376          1.93%
   2015  Lowest contract charge 1.30% Class 2        $10.91            --                 --            --        (7.70)%
         Highest contract charge 1.70% Class 2       $10.64            --                 --            --        (8.04)%
         All contract charges                            --           881           $  9,525          3.50%
   2014  Lowest contract charge 1.30% Class 2        $11.82            --                 --            --       (12.25)%
         Highest contract charge 1.70% Class 2       $11.57            --                 --            --       (12.68)%
         All contract charges                            --           822           $  9,632          1.84%
2013(w)  Lowest contract charge 1.30% Class 2        $13.47            --                 --            --        21.35%
         Highest contract charge 1.70% Class 2       $13.25            --                 --            --        20.89%
         All contract charges                            --           667           $  8,932          2.32%
2012(u)  Lowest contract charge 1.30% Class 2(a)     $11.10            --                 --            --         8.82%
         Highest contract charge 1.70% Class 2(a)    $10.96            --                 --            --         8.62%
         All contract charges                            --            46           $    519          0.73%
2012(v)  Lowest contract charge 0.65% Class 2        $10.31            --                 --            --        17.43%
         Highest contract charge 1.70% Class 2       $10.96            --                 --            --        16.22%
         All contract charges                            --           459           $  5,072          3.12%
TEMPLETON GLOBAL BOND VIP FUND
   2016  Lowest contract charge 0.30% Class 2        $ 9.97            --                 --            --         2.57%
         Highest contract charge 1.70% Class 2       $11.86            --                 --            --         1.19%
         All contract charges                            --        11,575           $135,069          0.00%
   2015  Lowest contract charge 0.30% Class 2(d)     $ 9.72            --                 --            --        (4.61)%
         Highest contract charge 1.70% Class 2       $11.72            --                 --            --        (5.94)%
         All contract charges                            --        12,105           $140,275          7.88%
   2014  Lowest contract charge 0.65% Class 2        $11.40            --                 --            --         1.24%
         Highest contract charge 1.70% Class 2       $12.46            --                 --            --         0.08%
         All contract charges                            --        10,783           $133,761          4.98%
2013(w)  Lowest contract charge 0.65% Class 2        $11.26            --                 --            --         0.90%
         Highest contract charge 1.70% Class 2       $12.45            --                 --            --        (0.08)%
         All contract charges                            --         8,103           $101,747          4.76%
2012(u)  Lowest contract charge 1.30% Class 2(a)     $12.62            --                 --            --         7.13%
         Highest contract charge 1.70% Class 2(a)    $12.46            --                 --            --         6.86%
         All contract charges                            --         1,127           $ 14,152          1.72%
2012(v)  Lowest contract charge 0.65% Class 2        $11.16            --                 --            --        14.34%
         Highest contract charge 1.70% Class 2       $12.46            --                 --            --        13.17%
         All contract charges                            --         4,781           $ 60,036          6.61%
TEMPLETON GROWTH VIP FUND
   2016  Lowest contract charge 1.30% Class 2        $13.97            --                 --            --         8.13%
         Highest contract charge 1.70% Class 2       $13.59            --                 --            --         7.77%
         All contract charges                            --           135           $  1,868          2.04%
   2015  Lowest contract charge 1.30% Class 2        $12.92            --                 --            --        (7.65)%
         Highest contract charge 1.70% Class 2       $12.61            --                 --            --        (8.02)%
         All contract charges                            --           149           $  1,915          2.60%
   2014  Lowest contract charge 1.30% Class 2        $13.99            --                 --            --        (4.11)%
         Highest contract charge 1.70% Class 2       $13.71            --                 --            --        (4.53)%
         All contract charges                            --           154           $  2,144          1.33%
2013(w)  Lowest contract charge 1.30% Class 2        $14.59            --                 --            --        29.12%
         Highest contract charge 1.70% Class 2       $14.36            --                 --            --        28.67%
         All contract charges                            --           159           $  2,317          2.47%
2012(u)  Lowest contract charge 1.30% Class 2(a)     $11.30            --                 --            --        10.46%
         Highest contract charge 1.70% Class 2(a)    $11.18            --                 --            --        10.15%
         All contract charges                            --            17           $    194          0.29%

                                    FSA-265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2016

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                          UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                          ---------- ----------------- ----------------- ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2012(v)  Lowest contract charge 1.30% Class 2               $11.30            --                 --            --        19.45%
         Highest contract charge 1.70% Class 2              $11.16            --                 --            --        18.98%
         All contract charges                                   --           104            $ 1,182          2.11%
VANECK VIP GLOBAL HARD ASSETS FUND
   2016  Lowest contract charge 0.30% Class S Shares        $ 7.43            --                 --            --        42.88%
         Highest contract charge 1.70% Class S Shares       $ 8.55            --                 --            --        41.09%
         All contract charges                                   --         3,507            $30,064          0.37%
   2015  Lowest contract charge 0.30% Class S Shares(d)     $ 5.20            --                 --            --       (33.84)%
         Highest contract charge 1.70% Class S Shares       $ 6.06            --                 --            --       (34.77)%
         All contract charges                                   --         3,188            $19,463          0.03%
   2014  Lowest contract charge 0.65% Class S Shares        $ 8.24            --                 --            --       (19.92)%
         Highest contract charge 1.70% Class S Shares       $ 9.29            --                 --            --       (20.73)%
         All contract charges                                   --         3,170            $29,728          0.00%
2013(w)  Lowest contract charge 0.65% Class S Shares        $10.29            --                 --            --         9.58%
         Highest contract charge 1.70% Class S Shares       $11.72            --                 --            --         8.42%
         All contract charges                                   --         2,760            $32,721          0.48%
2012(u)  Lowest contract charge 1.30% Class S Shares(a)     $10.95            --                 --            --        (2.75)%
         Highest contract charge 1.70% Class S Shares(a)    $10.81            --                 --            --        (3.05)%
         All contract charges                                   --           581            $ 6,332          0.94%
2012(v)  Lowest contract charge 0.65% Class S Shares        $ 9.39            --                 --            --         2.51%
         Highest contract charge 1.70% Class S Shares       $10.81            --                 --            --         1.41%
         All contract charges                                   --         1,801            $19,619          0.65%
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
   2016  Lowest contract charge 1.10% Initial Class         $ 9.07            --                 --            --         5.22%
         Highest contract charge 1.25% Initial Class        $ 8.87            --                 --            --         5.09%
         All contract charges                                   --            85            $   756          0.00%
   2015  Lowest contract charge 1.10% Initial Class(l)      $ 8.62            --                 --            --       (12.22)%
         Highest contract charge 1.25% Initial Class        $ 8.44            --                 --            --       (14.23)%
         All contract charges                                   --            69            $   576          4.71%
   2014  Lowest contract charge 1.20% Initial Class         $ 9.84            --                 --            --         1.03%
         Highest contract charge 1.25% Initial Class        $ 9.84            --                 --            --         1.03%
         All contract charges                                   --            33            $   320          0.76%
   2013  Lowest contract charge 1.20% Initial Class(d)      $ 9.74            --                 --            --        (0.61)%
         Highest contract charge 1.25% Initial Class(d)     $ 9.74            --                 --            --        (0.61)%
         All contract charges                                   --             2            $    23          0.00%

   ----------
  (a)Units were made available on April 30, 2012.
  (b)Units were made available on February 19, 2013.
  (c)Units were made available on May 20, 2013.
  (d)Units were made available on November 18, 2013.
  (e)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (f)Units were made available on June 13, 2014.
  (g)Units were made available on September 22, 2014.
  (h)Units were made available on February 23, 2015.
  (i)Units were made available on March 27, 2015.
  (j)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (k)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.
  (l)Units were made available on May 26, 2015.
  (m)Units were made available on July 20, 2015.
  (n)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.
  (o)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.
  (p)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
  (q)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.
  (r)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
  (s)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.
  (t)Units were made available on February 22, 2016.

                                    FSA-266

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2016

8. Financial Highlights (Concluded)

  (u)The information shown as of and for the year ended December 31, 2012 is for units outstanding of Separate Account No. 70 prior to the transfer of units from Accumulator 11 and Retirement Cornerstone Series from Separate Account No. 49 into Separate Account No. 70 on January 1, 2013.
  (v)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding of Separate Account No. 49 prior to the transfer of Accumulator 11 and Retirement Cornerstone Series to Separate Account No. 70 on January 1, 2013.
  (w)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31,2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents expenses as the annual percentage of average net assets consisting of mortality and expense charges, net of Reduction for expense limitation, as applicable, for each period indicated. The expenses of the Portfolios and the reimbursement effected as a reallocation of equity have been excluded.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2016 through the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   The following Variable Investment Options will be involved in a planned merger effective on or about May 19, 2017, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain Variable Investment Options (the "Surviving Options") will replace interests in the current investment options (the "Removed Options"), as listed in the table below.

----------------------------------------------------------------------------------
 REMOVED OPTIONS                      SURVIVING OPTIONS
----------------------------------------------------------------------------------
All Asset Aggressive-Alt 25           All Asset Growth-Alt 20
All Asset Aggressive-Alt 50
All Asset Aggressive-Alt 75
Charter/SM/ Alternative 100 Moderate
----------------------------------------------------------------------------------
Charter/SM/ International Moderate    Charter/SM/ Moderate
----------------------------------------------------------------------------------
Charter/SM/ Income Strategies         AXA/DoubleLine Opportunistic Core Plus Bond
Charter/SM/ Interest Rate Strategies
--------------------------------------
Charter/SM/ Real Assets               EQ/PIMCO Global Real Return
----------------------------------------------------------------------------------

                                    FSA-267

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm...............................................  F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2016 and 2015..............................................  F-2
 Consolidated Statements of Income (Loss), Years Ended December 31, 2016, 2015 and 2014...............  F-4
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2016, 2015 and 2014.  F-5
 Consolidated Statements of Equity, Years Ended December 31, 2016, 2015 and 2014......................  F-6
 Consolidated Statements of Cash Flows, Years Ended December 31, 2016, 2015 and 2014..................  F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization............................................................................. F-10
   Note 2 -- Significant Accounting Policies.......................................................... F-10
   Note 3 -- Investments.............................................................................. F-31
   Note 4 -- Goodwill and Other Intangible Assets..................................................... F-49
   Note 5 -- Closed Block............................................................................. F-50
   Note 6 -- Contractholder Bonus Interest Credits and Deferred Acquisition Cost...................... F-51
   Note 7 -- Fair Value Disclosures................................................................... F-52
   Note 8 -- Insurance Liabilities.................................................................... F-63
   Note 9 -- Reinsurance Agreements................................................................... F-67
   Note 10 -- Short-Term Debt......................................................................... F-68
   Note 11 -- Related Party Transactions.............................................................. F-69
   Note 12 -- Employee Benefit Plans.................................................................. F-71
   Note 13 -- Share-Based and Other Compensation Programs............................................. F-75
   Note 14 -- Income Taxes............................................................................ F-80
   Note 15 -- Accumulated Other Comprehensive Income (Loss)........................................... F-82
   Note 16 -- Commitments and Contingent Liabilities.................................................. F-83
   Note 17 -- Litigation.............................................................................. F-85
   Note 18 -- Insurance Group Statutory Financial Information......................................... F-86
   Note 19 -- Business Segment Information............................................................ F-87
   Note 20 -- Quarterly Results of Operations (Unaudited)............................................. F-88
   Note 21 -- Events Subsequent to Original Issuance of Financial Statements (Unaudited).............. F-89

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), equity, and cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2016 and 2015 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for no lapse guarantee features related to guaranteed minimum income benefit riders in 2017.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 24, 2017, except for the change in the manner in which the Company accounts for no lapse guarantee features related to guaranteed minimum income benefit riders discussed in Note 2 to the consolidated financial statements and the revision discussed in Note 2 to the consolidated financial statements, as to which the date is December 21, 2017.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015

                                                      2016       2015
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $32,123 and $31,201).. $   32,570 $   31,893
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $6).......................      9,757      7,171
  Policy loans....................................      3,361      3,393
  Real estate held for production of income.......         56         --
  Other equity investments........................      1,323      1,396
  Trading securities, at fair value...............      9,134      6,886
  Other invested assets...........................      2,226      1,788
                                                   ---------- ----------
   Total investments..............................     58,427     52,527
Cash and cash equivalents.........................      2,950      3,028
Cash and securities segregated, at fair value.....        946        565
Broker-dealer related receivables.................      2,100      1,971
Securities purchased under agreements to resell...         --         79
Deferred policy acquisition costs.................      4,852      5,139
Goodwill and other intangible assets, net.........      3,741      3,733
Amounts due from reinsurers.......................      4,654      4,503
Loans to affiliates...............................        703      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,316     10,585
Other assets......................................      4,260      4,647
Separate Accounts' assets.........................    111,403    107,497
                                                   ---------- ----------

TOTAL ASSETS...................................... $  204,352 $  195,361
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   38,825 $   32,895
Future policy benefits and other policyholders
  liabilities.....................................     28,939     28,474
Broker-dealer related payables....................        484        404
Securities sold under agreements to repurchase....      1,996      1,890
Customers related payables........................      2,360      1,715
Amounts due to reinsurers.........................        125        131
Short-term debt...................................        513        584
Current and deferred income taxes.................      2,751      3,629
Other liabilities.................................      2,108      2,534
Separate Accounts' liabilities....................    111,403    107,497
                                                   ---------- ----------
   Total liabilities..............................    189,504    179,753
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $      403 $       13
                                                   ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2016 AND 2015
                                  (CONTINUED)

                                                      2016       2015
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,339      5,321
  Retained earnings...............................      6,005      6,998
  Accumulated other comprehensive income (loss)...          3        215
                                                   ---------- ----------
   Total AXA Equitable's equity...................     11,349     12,536
                                                   ---------- ----------
Noncontrolling interest...........................      3,096      3,059
                                                   ---------- ----------
   Total equity...................................     14,445     15,595
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  204,352 $  195,361
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                    2016      2015      2014
                                                  --------  --------  --------
                                                          (IN MILLIONS)
REVENUES
Policy charges and fee income.................... $  3,344  $  3,291  $  3,150
Premiums.........................................      854       828       847
Net derivative gains (losses)....................   (1,163)   (1,075)    3,555
Net investment income (loss).....................    2,318     2,057     2,210
Investment gains (losses), net:
  Total other-than-temporary impairment losses...      (65)      (41)      (72)
  Portion of loss recognized in other
   comprehensive income (loss)...................       --        --        --
                                                  --------  --------  --------
   Net impairment losses recognized..............      (65)      (41)      (72)
  Other investment gains (losses), net...........       81        21        14
                                                  --------  --------  --------
     Total investment gains (losses), net........       16       (20)      (58)
                                                  --------  --------  --------
Investment management and service fees...........    3,755     3,902     3,900
Other income.....................................       36        40        30
                                                  --------  --------  --------
   Total revenues................................    9,160     9,023    13,634
                                                  --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................    2,745     2,457     3,708
Interest credited to policyholders' account
  balances.......................................    1,079       973     1,029
Compensation and benefits........................    1,723     1,783     1,739
Commissions......................................    1,095     1,111     1,147
Distribution related payments....................      372       394       413
Interest expense.................................       16        20        53
Amortization of deferred policy acquisition
  costs, net.....................................      287      (254)     (350)
Other operating costs and expenses...............    1,458     1,497     1,668
                                                  --------  --------  --------
   Total benefits and other deductions...........    8,775     7,981     9,407
                                                  --------  --------  --------
Income (loss) from operations, before income
  taxes..........................................      385     1,042     4,227
Income tax (expense) benefit.....................      168        23    (1,040)
                                                  --------  --------  --------
Net income (loss)................................      553     1,065     3,187
  Less: net (income) loss attributable to the
   noncontrolling interest.......................     (496)     (398)     (382)
                                                  --------  --------  --------
Net Income (Loss) Attributable to AXA Equitable.. $     57  $    667  $  2,805
                                                  ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                     2016     2015      2014
                                                   -------  --------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $   553  $  1,065  $  3,187
                                                   -------  --------  --------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........     (18)      (25)      (21)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................    (208)     (828)      912
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........      (3)       (4)      (23)
                                                   -------  --------  --------
Total other comprehensive income (loss), net of
  income taxes....................................    (229)     (857)      868
                                                   -------  --------  --------

Comprehensive income (loss).......................     324       208     4,055

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................    (479)     (383)     (353)
                                                   -------  --------  --------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $  (155) $   (175) $  3,702
                                                   =======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016       2015       2014
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,321      5,957      5,908
  Deferred tax on dividend of AB Units............        --        (35)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................        --        137         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................        --       (772)        --
  Changes in capital in excess of par value.......        18         34         49
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,339      5,321      5,957
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     6,998      7,243      5,260
  Cumulative impact of implementing accounting
   change.........................................        --         --       (441)
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year after
   accounting change..............................     6,998      7,243      4,819
  Net income (loss)...............................        57        667      2,805
  Shareholder dividends...........................    (1,050)      (912)      (381)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     6,005      6,998      7,243
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       215        285       (603)
  Cumulative impact of implementing accounting
   change.........................................        --         --         (9)
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income,
   beginning of year after accounting change......       215        285       (612)
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................        --        772         --
  Other comprehensive income (loss)...............      (212)      (842)       897
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................         3        215        285
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    11,349     12,536     13,487
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     3,059      2,967      2,934
  Repurchase of AB Holding units..................      (168)      (154)       (62)
  Net income (loss) attributable to
   noncontrolling interest........................       491        398        382
  Dividends paid to noncontrolling interest.......      (384)      (414)      (401)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................        --        145         --
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (17)       (15)       (29)
  Other changes in noncontrolling interest........       115        132        143
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,096      3,059      2,967
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  14,445  $  15,595  $  16,454
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

                                                      2016      2015      2014
                                                   ---------  --------  --------
                                                           (IN MILLIONS)
Net income (loss)................................. $     553  $  1,065  $  3,187
Adjustments to reconcile net income (loss) to net
  cash provided by operating activities:
  Interest credited to policyholders' account
   balances.......................................     1,079       973     1,029
  Policy charges and fee income...................    (3,344)   (3,291)   (3,150)
  Net derivative (gains) losses...................     1,163     1,075    (3,555)
  Investment (gains) losses, net..................       (16)       20        58
  Realized and unrealized (gains) losses on
   trading securities.............................        41        43       (22)
  Non-cash long term incentive compensation
   expense........................................       152       172       171
  Amortization of deferred sales commission.......        41        49        42
  Other depreciation and amortization.............       (98)      (18)       44
  Amortization of deferred cost of reinsurance
   asset..........................................       159       121       292
  Amortization of other intangibles...............        29        28        27

Changes in:
  Net broker-dealer and customer related
   receivables/payables...........................       608       (38)     (525)
  Reinsurance recoverable.........................      (304)     (929)     (314)
  Segregated cash and securities, net.............      (381)      (89)      505
  Deferred policy acquisition costs...............       287      (254)     (350)
  Future policy benefits..........................       431       631     1,486
  Current and deferred income taxes...............      (826)       49       793
  Accounts payable and accrued expenses...........       (66)       38      (259)
  Other, net......................................        31        31       (59)
                                                   ---------  --------  --------

Net cash provided by (used in) operating
  activities...................................... $    (461) $   (324) $   (600)
                                                   ---------  --------  --------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                       2016       2015        2014
                                                    ---------  ----------  ---------
                                                              (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   7,154  $    4,368  $   3,157
   Mortgage loans on real estate...................       676         609        652
   Trading account securities......................     6,271      10,768      6,099
   Other...........................................        32         134         99
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............    (7,873)     (4,701)    (5,184)
   Mortgage loans on real estate...................    (3,261)     (1,311)    (1,432)
   Trading account securities......................    (8,691)    (12,501)    (7,014)
   Other...........................................      (250)       (132)      (135)
  Cash settlements related to derivative
   instruments.....................................       102         529        999
  Decrease in loans to affiliates..................       384          --         --
  Change in short-term investments.................      (205)       (363)        (5)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (85)        (71)       (83)
  Purchase of business, net of cash acquired.......       (21)         --        (61)
  Other, net.......................................       409         203        157
                                                    ---------  ----------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (5,358) $   (2,468) $  (2,751)
                                                    ---------  ----------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                  (CONTINUED)

                                                      2016       2015       2014
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,746  $   5,757  $   6,011
   Withdrawals.....................................   (2,874)    (2,861)    (2,867)
   Transfer (to) from Separate Accounts............    1,202      1,045        815
  Change in short-term financings..................      (69)        95        221
  Change in collateralized pledged assets..........     (677)        (2)       (12)
  Change in collateralized pledged liabilities.....      125       (270)       430
  (Decrease) increase in overdrafts payable........      (85)        80        (39)
  Repayment of Loans from Affiliates...............       --         --       (825)
  Repayment of long term debt......................       --       (200)        --
  Shareholder dividends paid.......................   (1,050)      (767)      (382)
  Repurchase of AB Holding units...................     (236)      (214)       (90)
  Redemptions of non-controlling interests of
   consolidated VIEs, net..........................     (137)        --         --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (385)      (414)      (401)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      104        939        950
  (Increase) decrease in securities purchased
   under agreement to resell.......................       79        (79)        --
  Other, net.......................................        8          5         (7)
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    5,751      3,114      3,804
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (10)       (20)

Change in cash and cash equivalents................      (78)       312        433
Cash and cash equivalents, beginning of year.......    3,028      2,716      2,283
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  2,950  $   3,028  $   2,716
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     11  $      19  $      72
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    613  $     (80) $     272
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable annuity products, employee benefit products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   At December 31, 2016 and 2015, the Company's economic interest in AB was 29.0% and 28.6%, respectively. At December 31, 2016 and 2015, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 63.7% and 62.8%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2016", "2015" and "2014" refer to the years ended December 31, 2016, 2015 and 2014, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting Change

   In third quarter 2017, the Company voluntarily changed to fair value accounting for variable annuity products with the Guaranteed Minimum Income Benefits feature with a no-lapse guarantee ("GMIBNLG") as a retrospective change in accounting principle. Changes in the estimated fair value of the embedded derivative is reported in Net derivative gains (losses). The Company believes that the new method of accounting for the GMIBNLG as an embedded derivative at fair value more accurately reflects the economics of the NLG feature and is more meaningful to users of our financial statements.

   All periods presented, have been adjusted to apply the new method retrospectively. The impact of the change in accounting principle to net income (loss) during the twelve months ended 2016, 2015 and 2014 was an increase of $75 million, and a decrease of $399 million and $1,109 million, respectively. The Company's opening retained earnings decreased $441 million as of January 1, 2014 for the effect of retroactive application of the accounting change.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016 and implementation of this guidance the adoption did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this new standard beginning January 1, 2016, having elected not to early-adopt in previous interim periods, and applied the guidance using a modified retrospective approach, thereby not requiring the restatement of prior year periods. The Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management segment that were not consolidated in accordance with previous guidance. See Consolidation of VIEs below.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy was intended to eliminate the diversity in practice with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy is now the observability of the inputs. The amendment was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance was effective retrospectively for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance was effective for interim and annual periods beginning after December 15, 2015. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2014, the FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment. The revised guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance will be applied prospectively, and is effective for fiscal year ending December 31, 2020. Early adoption is permitted for fiscal periods beginning after January 1, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. Adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investments had been held. The amendment is effective for interim and annual periods beginning after December 15, 2016 and should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendment is not expected to have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The amendment is effective for interim and annual periods beginning after December 15, 2016. The provisions will be applied using various transition approaches (prospective, retrospective and modified retrospective). Management is currently evaluating the impact that the adoption of this standard will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for interim and annual periods, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees (including former employees) and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2016 and 2015, the carrying value of COLI was $892 million and $864 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2016 and 2015, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $34 million and $72 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in net income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2016, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.67% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.67% net of product weighted average Separate Account fees) and 0.0% (-2.33% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2016, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.3%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMAB features (collectively "GMxB derivative features liability") are considered either freestanding or embedded derivatives and discussed below under ("Embedded Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded derivative when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2016, participating policies, including those in the Closed Block, represent approximately 5.0% ($17,491 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of income
   (loss). For 2016, 2015 and 2014, investment results of such Separate Accounts were gains (losses) of $8,222 million, $1,148 million and $5,959 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Advisory and Administrative Services Revenues and Related Expenses

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the Consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of income (loss).

   Recognition of Investment Management Revenues and Related Expenses

   Investment management and service fees principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2016 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2016. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed income of non-U.S. corporate subsidiaries except to the extent that such income are permanently invested outside the United States.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2016, the Insurance segment's General Account held approximately $1,209 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Insurance segment is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests and/or other financial arrangements, if any, the Insurance segment was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are approximately $157,986 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,209 million and approximately $697 million of unfunded commitments at December 31, 2016. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   As a result of adopting the new guidance, the Company identified for consolidation under the VIE model three investment funds sponsored by AB. In addition, the Company identified as a VIE an AB private equity fund previously consolidated at December 31, 2015 under the VOE model. The assets of these consolidated VIEs are presented within other invested assets and cash and cash equivalents and liabilities of these consolidated VIEs are presented within other liabilities on the face of the Company's consolidated balance sheet at December 31, 2016; ownership interests not held by the Company relating to these consolidated VIEs are presented either as redeemable or non-redeemable non-controlling interest, as appropriate.

   In 2016, subsequent to the initial adoption of the VIEs guidance, AB consolidated six additional investment funds that were classified as VIEs in which AB obtained a controlling financial interest due to its investment in those funds and deconsolidated a VIE of which AB no longer was the primary beneficiary due to the redemption of its seed money from the fund. At the time of adoption of the new consolidation guidance, AXA financial consolidated total assets of $265 million, total liabilities of $14 million and redeemable non-controlling interest of $251 million in the consolidated balance sheet. As of December 31, 2016 AXA financial consolidated
   $933 million of assets, liabilities of $293 million and redeemable non-controlling interest of $392 million associated with the consolidation of VIEs.

   As of December 31, 2016, the net assets of investment products sponsored by AB that are non-consolidated VIEs are approximately $43,700 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $13 million at December 31, 2016. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain VISL products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $135 million, increased the amortization of DAC by $417 million, increased Policy charges and fee income by $35 million, decreased Income from operations before income taxes by $247 million and decreased Net income by approximately $161 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase that previously had been anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income from operations before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income from operations before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income from operations before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income from operations before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income from operations before income taxes and Net income by approximately $103 million and $67 million, respectively.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million, an increase in the fair value of the GMIBNLG liability of $33 million and an increase in the GMIB reserves of $15 million. In 2014, this assumption update increased Income from operations before income taxes and Net income by approximately $13 million and $9 million, respectively.

   In addition, in 2014, the Company made a change in the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these changes in 2014 were a

   $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Income (Loss) in Net derivative gains (losses). In 2014, these changes increased Income from operations before income taxes and Net income by approximately $473 million and $307 million, respectively.

   Revision of Prior Period Financial Statements

   In 2017, management identified errors in its previous financial statements. These errors primarily related to errors in the calculation of policyholders' benefit reserves for one of the Company's variable annuity products with indexed-linked features and the calculation of DAC amortization for certain variable and interest sensitive life products. Management evaluated the impact of these errors both individually and in the aggregate and concluded they were not material to any previously reported annual and quarterly financial statements. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders' equity and of cash flows for the years ended December 31, 2016, 2015 and 2014 to include the revisions discussed above and all previously recorded out-of-period adjustments in each of the applicable periods for comparability purposes. The impacts of these revisions to each of the previously reported consolidated statements are disclosed below. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the "Q3 2017 Form 10-Q").

                                              AS PREVIOUSLY REPORTED IMPACT OF REVISIONS/(1)/      AS REVISED
                                              ---------------------  ------------------------ ---------------------
                                                  DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                              ---------------------  -----------------------  ---------------------
                                                 2016        2015     2016         2015          2016       2015
                                              ----------  ---------- ------       -----       ---------- ----------
                                                                    (IN MILLIONS)
ASSETS:
  Real estate held for production of income.. $       45  $       -- $   11       $  --       $       56 $       --
  Other equity investments...................      1,363       1,477    (40)        (81)           1,323      1,396
  Trading securities, at fair value..........      9,134       6,805     --          81            9,134      6,886
  Other invested assets......................      2,186       1,788     40          --            2,226      1,788
                                                                          ------       -----
  Total investments..........................     58,416      52,527     11          --           58,427     52,527
  DAC........................................      4,301       4,469      6         105            4,307      4,574
  Amounts due from reinsurers................      4,635       4,466     19          37            4,654      4,503
  Guaranteed minimum income
   benefit reinsurance asset, at fair value..     10,309      10,570      7          15           10,316     10,585
  Other assets...............................      4,260       4,634     --          13            4,260      4,647
                                                                          ------       -----
   Total Assets.............................. $  203,764  $  194,626 $   43       $ 170       $  203,807 $  194,796
                                                                          ------       -----
LIABILITIES:
  Policyholders' account balances............ $   38,782  $   33,033 $   43       $(138)      $   38,825 $   32,895
  Future policyholders' benefits and other
   policyholders' liabilities................     25,358      24,531    145         355           25,503     24,886
  Current and deferred taxes.................      3,816       4,647    (52)         40            3,764      4,687
  Other liabilities..........................      2,108       2,586     --         (52)           2,108      2,534
                                                                          ------       -----
   Total Liabilities.........................    186,945     177,018    136         205          187,081    177,223
                                                                          ------       -----
EQUITY:
  Retained Earnings..........................      7,983       8,958   (104)        (11)           7,879      8,947
  Accumulated other comprehensive income
   (loss)....................................          7         228     --           3                7        231
  AXA Equitable Equity.......................     13,331      14,509   (104)         (8)          13,227     14,501
  Noncontrolling interest....................      3,085       3,086     11         (27)           3,096      3,059
  Equity.....................................     16,416      17,595    (93)        (35)          16,323     17,560
                                                                          ------       -----
   Total Liabilities and Equity.............. $  203,764  $  194,626 $   43       $ 170       $  203,807 $  194,796
                                                                          ======       =====

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED        IMPACT OF REVISIONS/(1)/
                                                ------------------------------  ---------------------------
                                                    YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                ------------------------------  ---------------------------
                                                   2016      2015       2014      2016     2015      2014
                                                ---------  --------  ---------  -------  --------  --------
                                                                                       (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,423  $  3,208  $   3,115  $   194  $    323  $    242
   Premiums....................................       880       854        874      (26)      (26)      (27)
   Net derivative gains (losses)...............    (1,280)     (208)     5,409       43      (140)      (65)
                                                                                -------  --------  --------
       Total revenues..........................     9,148     9,833     15,480      211       157       150
                                                                                -------  --------  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,913     2,743      3,579      174       126       453
   Interest credited to Policyholder's
     Account Balances..........................       978     1,048      1,155      101       (75)     (126)
   Amortization of deferred policy
     acquisition costs, net....................       162      (331)      (413)      97        17        29
   Other operating costs and expenses..........     1,458     1,415      1,692       --        82       (24)
                                                                                -------  --------  --------
       Total benefits and other deductions.....     8,717     8,183      9,365      372       150       332
                                                                                -------  --------  --------
  Income (loss) from operations, before
   income taxes................................       431     1,650      6,115     (161)        7      (182)
  Income tax (expense) benefit.................       113      (186)    (1,695)      95        (7)       58
  Net income (loss)............................       544     1,464      4,420      (66)       --      (124)
  Less: net (income) loss attributable to
   the noncontrolling interest.................      (469)     (403)      (387)     (27)        5         5
                                                                                -------  --------  --------
  Net income (loss) attributable to AXA
   Equitable................................... $      75  $  1,061  $   4,033  $   (93) $      5  $   (119)
                                                                                =======  ========  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     544  $  1,464  $   4,420  $   (66) $     --  $   (124)
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (217)     (881)       969       (3)        3        --
  Total other comprehensive income (loss),
   net of income taxes.........................      (238)     (910)       925       (3)        3        --
Comprehensive income (loss)....................       306       554      5,345      (69)        3      (124)
Less: Comprehensive (income) loss
  attributable to noncontrolling interest......      (452)     (388)      (358)     (27)        5         5
                                                                                -------  --------  --------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (146) $    166  $   4,987  $   (96) $      8  $   (119)
                                                                                =======  ========  ========

                                                          AS REVISED
                                                ------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                ------------------------------
                                                   2016      2015       2014
                                                ---------  --------  ---------

STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,617  $  3,531  $   3,357
   Premiums....................................       854       828        847
   Net derivative gains (losses)...............    (1,237)     (348)     5,344

       Total revenues..........................     9,359     9,990     15,630

  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     3,087     2,869      4,032
   Interest credited to Policyholder's
     Account Balances..........................     1,079       973      1,029
   Amortization of deferred policy
     acquisition costs, net....................       259      (314)      (384)
   Other operating costs and expenses..........     1,458     1,497      1,668

       Total benefits and other deductions.....     9,089     8,333      9,697

  Income (loss) from operations, before
   income taxes................................       270     1,657      5,933
  Income tax (expense) benefit.................       208      (193)    (1,637)
  Net income (loss)............................       478     1,464      4,296
  Less: net (income) loss attributable to
   the noncontrolling interest.................      (496)     (398)      (382)

  Net income (loss) attributable to AXA
   Equitable................................... $     (18) $  1,066  $   3,914

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     478  $  1,464  $   4,296
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (220)     (878)       969
  Total other comprehensive income (loss),
   net of income taxes.........................      (241)     (907)       925
Comprehensive income (loss)....................       237       557      5,221
Less: Comprehensive (income) loss
  attributable to noncontrolling interest......      (479)     (383)      (353)

  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (242) $    174  $   4,868


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED        IMPACT OF REVISIONS/(1)/
                                               -------------------------------  ---------------------------
                                                   YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                               -------------------------------  ---------------------------
                                                  2016       2015       2014      2016      2015      2014
                                               ---------  ---------  ---------  --------  --------  -------
                                                                                       (IN MILLIONS)
STATEMENTS OF EQUITY:
  Capital in excess of par value, beginning
   of year.................................... $   5,321  $   5,957  $   5,934  $     --  $     --  $   (26)
  Deferred tax on dividend of AB Units........        --        (35)       (26)       --        --       26
                                                                                --------  --------  -------
  Capital in excess of par value, end of year.     5,339      5,321      5,957        --        --       --
  Retained earnings, beginning of year........ $   8,958  $   8,809  $   5,205  $    (11) $    (16) $    55
  Stockholder dividends.......................    (1,050)      (912)      (429)       --        --       48
  Net income (loss)...........................        75      1,061      4,033       (93)        5     (119)
                                                                                --------  --------  -------
  Retained earnings, end of period............     7,983      8,958      8,809      (104)      (11)     (16)
                                                                                --------  --------  -------
  Accumulated other comprehensive income
   (loss), beginning of year..................       228        351       (603)        3        --       --
  Other comprehensive income (loss)...........      (221)      (895)       954        (3)        3       --
                                                                                --------  --------  -------
  Accumulated other comprehensive income
   (loss), end of year........................         7        228        351        --         3       --
                                                                                --------  --------  -------
   Total AXA Equitable's equity, end of
     period...................................    13,331     14,509     15,119      (104)       (8)     (16)
                                                                                --------  --------  -------
  Noncontrolling interest, beginning of year..     3,086      2,989      2,903       (27)      (22)      31
  Net income (loss) attributable to
   noncontrolling interest....................       464        403        387        27        (5)      (5)
  Dividend of AB Units by AXA Equitable to
   AXA Financial..............................        --        145         48        --        --      (48)
  Other changes in noncontrolling interest....       104        132        143        11        --       --
                                                                                --------  --------  -------
  Noncontrolling interest, end of year........     3,085      3,086      2,989        11       (27)     (22)
                                                                                --------  --------  -------
   TOTAL EQUITY, END OF PERIOD................ $  16,416  $  17,595  $  18,108  $    (93) $    (35) $   (38)
                                                                                ========  ========  =======
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     544  $   1,464  $   4,420  $    (66) $     --  $  (124)
   Policy charges and fee income..............    (3,423)    (3,208)    (3,115)     (194)     (323)    (242)
   Interest credited to policyholders'
     account balances.........................       978      1,048      1,155       101       (75)    (126)
   Net derivative (gains) loss................     1,280        208     (5,409)      (43)      140       65
   Amortization of deferred cost of
     reinsurance asset........................       159         39        302        --        82      (10)

                                                          AS REVISED
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------

STATEMENTS OF EQUITY:
  Capital in excess of par value, beginning
   of year.................................... $   5,321  $   5,957  $   5,908
  Deferred tax on dividend of AB Units........        --        (35)        --

  Capital in excess of par value, end of year.     5,339      5,321      5,957
  Retained earnings, beginning of year........ $   8,947  $   8,793  $   5,260
  Stockholder dividends.......................    (1,050)      (912)      (381)
  Net income (loss)...........................       (18)     1,066      3,914

  Retained earnings, end of period............     7,879      8,947      8,793

  Accumulated other comprehensive income
   (loss), beginning of year..................       231        351       (603)
  Other comprehensive income (loss)...........      (224)      (892)       954

  Accumulated other comprehensive income
   (loss), end of year........................         7        231        351

   Total AXA Equitable's equity, end of
     period...................................    13,227     14,501     15,103

  Noncontrolling interest, beginning of year..     3,059      2,967      2,934
  Net income (loss) attributable to
   noncontrolling interest....................       491        398        382
  Dividend of AB Units by AXA Equitable to
   AXA Financial..............................        --        145         --
  Other changes in noncontrolling interest....       115        132        143

  Noncontrolling interest, end of year........     3,096      3,059      2,967

   TOTAL EQUITY, END OF PERIOD................ $  16,323  $  17,560  $  18,070

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     478  $   1,464  $   4,296
   Policy charges and fee income..............    (3,617)    (3,531)    (3,357)
   Interest credited to policyholders'
     account balances.........................     1,079        973      1,029
   Net derivative (gains) loss................     1,237        348     (5,344)
   Amortization of deferred cost of
     reinsurance asset........................       159        121        292

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                  AS PREVIOUSLY REPORTED      IMPACT OF REVISIONS/(1)/
                                               ----------------------------  -------------------------
                                                  YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                               ----------------------------  -------------------------
                                                 2016      2015      2014      2016     2015     2014
                                               --------  --------  --------  -------  -------  -------
                                                                                   (IN MILLIONS)
   Changes in:
   Future policy benefits..................... $    803  $    878  $  1,518  $   (30) $   165  $   292
   Deferred Policy Acquisition costs..........      162      (331)     (413)      97       17       29
   Reinsurance recoverable....................     (534)     (916)     (488)     230      (13)     174
   Current and deferred income taxes..........     (771)      258     1,448      (95)       7      (58)
   Other......................................       31       111       (98)      --      (80)      39
                                                                             -------  -------  -------
  Net cash provided by (used in) operating
   activities................................. $   (461) $   (244) $   (639) $    --  $   (80) $    39
                                                                             =======  =======  =======

  CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' accounts balance deposits... $  9,342  $  5,757  $  6,011  $   404  $    --  $    --
   Policyholders' accounts balance transfer
     (to) from Separate Accounts..............    1,606     1,045       815     (404)      --       --
   (Decrease) increase in overdrafts payable..      (85)       --        --       --       80      (39)
                                                                             -------  -------  -------
  Net cash provided by (used in) financing
   activities................................. $  5,751  $  3,034  $  3,843  $    --  $    80  $   (39)
                                                                             =======  =======  =======

                                                        AS REVISED
                                               ----------------------------
                                                  YEAR ENDED DECEMBER 31,
                                               ----------------------------
                                                 2016      2015      2014
                                               --------  --------  --------

   Changes in:
   Future policy benefits..................... $    773  $  1,043  $  1,810
   Deferred Policy Acquisition costs..........      259      (314)     (384)
   Reinsurance recoverable....................     (304)     (929)     (314)
   Current and deferred income taxes..........     (866)      265     1,390
   Other......................................       31        31       (59)

  Net cash provided by (used in) operating
   activities................................. $   (461) $   (324) $   (600)


  CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' accounts balance deposits... $  9,746  $  5,757  $  6,011
   Policyholders' accounts balance transfer
     (to) from Separate Accounts..............    1,202     1,045       815
   (Decrease) increase in overdrafts payable..      (85)       80       (39)

  Net cash provided by (used in) financing
   activities................................. $  5,751  $  3,114  $  3,804


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

   The following table presents the effects of the accounting change to the Company's previously reported consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders' equity and of cash flows for the years ended December 31, 2016, 2015 and 2014. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the "Q3 2017 Form 10-Q").

                                              AS PREVIOUSLY REPORTED IMPACT OF ACCOUNTING
                                              AND ADJUSTED HEREIN       CHANGE/(1)/          AS REVISED
                                              ---------------------- -------------------  -----------------
                                                DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                                              ---------------------- -------------------  -----------------
                                                2016        2015       2016       2015      2016     2015
                                              --------    --------   -------    -------   -------- --------
                                                                  (IN MILLIONS)
ASSETS:
  DAC........................................ $  4,307    $  4,574   $   545    $   565   $  4,852 $  5,139
                                                                       -------   -------
   Total Assets.............................. $203,807    $194,796   $   545    $   565   $204,352 $195,361
                                                                       -------   -------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................   25,503      24,886     3,436      3,588     28,939   28,474
  Current and deferred taxes.................    3,764       4,687    (1,013)    (1,058)     2,751    3,629
                                                                       -------   -------
   Total Liabilities.........................  187,081     177,223     2,423      2,530    189,504  179,753
                                                                       -------   -------

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                               AS PREVIOUSLY REPORTED IMPACT OF ACCOUNTING
                                                AND ADJUSTED HEREIN       CHANGE/(1)/           AS REVISED
                                               ---------------------  ------------------   ---------------------
                                                   DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                               ---------------------  ------------------   ---------------------
                                                  2016        2015       2016       2015      2016       2015
                                               ----------  ---------- ---------   -------  ---------- ----------
                                                                        (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    7,879  $    8,947 $  (1,874)  $(1,949) $    6,005 $    6,998
   Accumulated other comprehensive income
     (loss)...................................          7         231        (4)      (16)          3        215
     AXA Equitable Equity.....................     13,227      14,501    (1,878)   (1,965)     11,349     12,536
       Equity.................................     16,323      17,560    (1,878)   (1,965)     14,445     15,595
                                                                      ---------   -------
Total Liabilities and Equity.................. $  203,807  $  194,796 $     545   $   565  $  204,352 $  195,361
                                                                      =========   =======

  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED         IMPACT OF ACCOUNTING
                                                     AND ADJUSTED HEREIN               CHANGE/(1)/
                                                -----------------------------  ---------------------------
                                                   YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                -----------------------------  ---------------------------
                                                   2016      2015      2014      2016     2015      2014
                                                ---------  --------  --------  -------  -------  ---------
                                                                                       (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,617  $  3,531  $  3,357  $  (273) $  (240) $    (207)
   Net derivative gains (losses)...............    (1,237)     (348)    5,344       74     (727)    (1,789)
                                                                               -------  -------  ---------
       Total revenues..........................     9,359     9,990    15,630     (199)    (967)    (1,996)
                                                                               -------  -------  ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     3,087     2,869     4,032     (342)    (412)      (324)
   Amortization of deferred policy
     acquisition costs.........................       259      (314)     (384)      28       60         34
                                                                               -------  -------  ---------
       Total benefits and other deductions.....     9,089     8,333     9,697     (314)    (352)      (290)
                                                                               -------  -------  ---------
  Income (loss) from operations, before
   income taxes................................       270     1,657     5,933      115     (615)    (1,706)
  Income tax (expense) benefit.................       208      (193)   (1,637)     (40)     216        597
                                                                               -------  -------  ---------
  Net income (loss)............................       478     1,464     4,296       75     (399)    (1,109)
                                                                               -------  -------  ---------
  Net income (loss) attributable to AXA
   Equitable................................... $     (18) $  1,066  $  3,914  $    75  $  (399) $  (1,109)
                                                                               =======  =======  =========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................ $     478  $  1,464  $  4,296  $    75  $  (399) $  (1,109)
  Change in unrealized gains (losses), net
   of reclassification adjustment..............      (220)     (878)      969       12       50        (57)
   Total other comprehensive income (loss),
     net of income taxes.......................      (241)     (907)      925       12       50        (57)
  Comprehensive income (loss)..................       237       557     5,221       87     (349)    (1,166)
                                                                               -------  -------  ---------
   Comprehensive income (loss) attributable
     to AXA Equitable.......................... $    (242) $    174  $  4,868  $    87  $  (349) $  (1,166)
                                                                               =======  =======  =========

                                                           AS REVISED
                                                -------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                -------------------------------
                                                   2016       2015       2014
                                                ---------  ---------  ---------

STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income............... $   3,344  $   3,291  $   3,150
   Net derivative gains (losses)...............    (1,163)    (1,075)     3,555

       Total revenues..........................     9,160      9,023     13,634

  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457      3,708
   Amortization of deferred policy
     acquisition costs.........................       287       (254)      (350)

       Total benefits and other deductions.....     8,775      7,981      9,407

  Income (loss) from operations, before
   income taxes................................       385      1,042      4,227
  Income tax (expense) benefit.................       168         23     (1,040)

  Net income (loss)............................       553      1,065      3,187

  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   2,805

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................ $     553  $   1,065  $   3,187
  Change in unrealized gains (losses), net
   of reclassification adjustment..............      (208)      (828)       912
   Total other comprehensive income (loss),
     net of income taxes.......................      (229)      (857)       868
  Comprehensive income (loss)..................       324        208      4,055

   Comprehensive income (loss) attributable
     to AXA Equitable.......................... $    (155) $    (175) $   3,702


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

                                                    AS PREVIOUSLY REPORTED            IMPACT OF ACCOUNTING
                                                     AND ADJUSTED HEREIN                  CHANGE/(1)/
                                               -------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                               -------------------------------  -------------------------------
                                                  2016       2015       2014       2016       2015       2014
                                               ---------  ---------  ---------  ---------  ---------  ---------
                                                                                         (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $   8,947  $   8,793  $   5,260  $  (1,949) $  (1,550) $    (441)
  Stockholder dividends.......................    (1,050)      (912)      (381)        --         --         --
  Net income (loss)...........................       (18)     1,066      3,914         75       (399)    (1,109)
                                                                                ---------  ---------  ---------
  Retained earnings, end of period............     7,879      8,947      8,793     (1,874)    (1,949)    (1,550)
                                                                                ---------  ---------  ---------
  Accumulated other comprehensive income
   (loss), beginning of year..................       231        351       (603)       (16)       (66)        (9)
  Other comprehensive income (loss)...........      (224)      (892)       954         12         50        (57)
                                                                                ---------  ---------  ---------
  Accumulated other comprehensive income
   (loss), end of year........................         7        231        351         (4)       (16)       (66)
                                                                                ---------  ---------  ---------
   Total AXA Equitable's equity, end of
     period...................................    13,227     14,501     15,103     (1,878)    (1,965)    (1,616)
                                                                                ---------  ---------  ---------
     TOTAL EQUITY, END OF PERIOD.............. $  16,323  $  17,560  $  18,070  $  (1,878) $  (1,965) $  (1,616)
                                                                                =========  =========  =========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     478  $   1,464  $   4,296  $      75  $    (399) $  (1,109)
   Policy charges and fee income..............    (3,617)    (3,531)    (3,357)       273        240        207
   Net derivative (gains) loss................     1,237        348     (5,344)       (74)       727      1,789
   Changes in:
   Future policy benefits.....................       773      1,043      1,810       (342)      (412)      (324)
   Deferred Policy Acquisition costs..........       259       (314)      (384)        28         60         34
   Current and deferred income taxes..........      (866)       265      1,390         40       (216)      (597)
                                                                                ---------  ---------  ---------
  Net cash provided by (used in) operating
   activities................................. $    (461) $    (324) $    (600) $      --  $      --  $      --
                                                                                =========  =========  =========

                                                          AS REVISED
                                               -------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                               -------------------------------
                                                  2016       2015       2014
                                               ---------  ---------  ---------

STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $   6,998  $   7,243  $   4,819
  Stockholder dividends.......................    (1,050)      (912)      (381)
  Net income (loss)...........................        57        667      2,805

  Retained earnings, end of period............     6,005      6,998      7,243

  Accumulated other comprehensive income
   (loss), beginning of year..................       215        285       (612)
  Other comprehensive income (loss)...........      (212)      (842)       897

  Accumulated other comprehensive income
   (loss), end of year........................         3        215        285

   Total AXA Equitable's equity, end of
     period...................................    11,349     12,536     13,487

     TOTAL EQUITY, END OF PERIOD.............. $  14,445  $  15,595  $  16,454

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $     553  $   1,065  $   3,187
   Policy charges and fee income..............    (3,344)    (3,291)    (3,150)
   Net derivative (gains) loss................     1,163      1,075     (3,555)
   Changes in:
   Future policy benefits.....................       431        631      1,486
   Deferred Policy Acquisition costs..........       287       (254)      (350)
   Current and deferred income taxes..........      (826)        49        793

  Net cash provided by (used in) operating
   activities................................. $    (461) $    (324) $    (600)


  /(1)/In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in
       Note 2 to the financial statements of the Q3 2017 Form 10-Q. The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED               OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              --------- ---------- ---------- ---------- -----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,418   $    675     $   81  $  13,012       $  --
  Private corporate..........................     6,880        215         55      7,040          --
  U.S. Treasury, government and agency.......    10,739        221        624     10,336          --
  States and political subdivisions..........       432         63          2        493          --
  Foreign governments........................       375         29         14        390          --
  Commercial mortgage-backed.................       415         28         72        371           7
  Residential mortgage-backed/(1)/...........       294         20         --        314          --
  Asset-backed/(2)/..........................        51         10          1         60           3
  Redeemable preferred stock.................       519         45         10        554          --
                                              ---------   --------     ------  ---------       -----
   Total Fixed Maturities....................    32,123      1,306        859     32,570          10
Equity securities............................       113         --         --        113          --
                                              ---------   --------     ------  ---------       -----

Total at December 31, 2016................... $  32,236   $  1,306     $  859  $  32,683       $  10
                                              =========   ========     ======  =========       =====

December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890   $    688     $  202  $  13,376       $  --
  Private corporate..........................     6,818        232        124      6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305      8,775          --
  States and political subdivisions..........       437         68          1        504          --
  Foreign governments........................       397         36         18        415          --
  Commercial mortgage-backed.................       591         29         87        533           9
  Residential mortgage-backed/(1)/...........       608         32         --        640          --
  Asset-backed/(2)/..........................        68         10          1         77           3
  Redeemable preferred stock.................       592         57          2        647          --
                                              ---------   --------     ------  ---------       -----
   Total Fixed Maturities....................    31,201      1,432        740     31,893          12
Equity securities............................        34         --          2         32          --
                                              ---------   --------     ------  ---------       -----

Total at December 31, 2015................... $  31,235   $  1,432     $  742  $  31,925       $  12
                                              =========   ========     ======  =========       =====

/(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
/(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
/(3)/Amounts represent OTTI losses in AOCI, which were not included in net income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2016 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2016

                                               AMORTIZED
                                                 COST     FAIR VALUE
                                              ----------- -----------
                                                   (IN MILLIONS)
Due in one year or less...................... $     1,537 $     1,549
Due in years two through five................       7,736       8,128
Due in years six through ten.................       8,898       9,005
Due after ten years..........................      12,673      12,589
                                              ----------- -----------
   Subtotal..................................      30,844      31,271
Commercial mortgage-backed securities........         415         371
Residential mortgage-backed securities.......         294         314
Asset-backed securities......................          51          60
Redeemable preferred stocks..................         519         554
                                              ----------- -----------
Total........................................ $    32,123 $    32,570
                                              =========== ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2016, 2015 and 2014:

                                                      December 31,
                                              ---------------------------
                                                 2016      2015     2014
                                              ---------  -------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   4,324  $   979  $   716
                                              =========  =======  =======
Gross gains on sales......................... $     111  $    33  $    21
                                              =========  =======  =======
Gross losses on sales........................ $     (58) $    (8) $    (9)
                                              =========  =======  =======
Total OTTI................................... $     (65) $   (41) $   (72)
                                              =========  =======  =======
Non-credit losses recognized in OCI..........        --       --       --
                                              ---------  -------  -------
Credit losses recognized in net income (loss) $     (65) $   (41) $   (72)
                                              =========  =======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                 2016       2015
                                              ---------  ---------
                                                  (IN MILLIONS)
Balances at January 1,....................... $    (198) $    (254)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................        73         97
Recognized impairments on securities
  impaired to fair value this period/(1)/....       (17)       (11)
Impairments recognized this period on
  securities not previously impaired.........       (46)       (22)
Additional impairments this period on
  securities previously impaired.............        (2)        (8)
Increases due to passage of time on
  previously recorded credit losses..........        --         --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................        --         --
                                              ---------  ---------
Balances at December 31,..................... $    (190) $    (198)
                                              =========  =========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ---------------
                                                2016     2015
                                               ------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    19 $    16
   All other..................................     428     676
  Equity securities...........................      --      (2)
                                               ------- -------
Net Unrealized Gains (Losses)................. $   447 $   690
                                               ======= =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                                                                      (LOSS)
                               NET UNREALIZED                                      DEFERRED         RELATED TO
                                    GAIN                                            INCOME        NET UNREALIZED
                                (LOSSES) ON                     POLICYHOLDERS      TAX ASSET        INVESTMENT
                                INVESTMENTS          DAC         LIABILITIES      (LIABILITY)     GAINS (LOSSES)
                               --------------  --------------  --------------  ----------------  ---------------
                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2016......  $          16  $           --  $           (4) $             (5) $             7
Net investment gains (losses)
  arising during the period...             (6)             --              --                --               (6)
Reclassification adjustment
  for OTTI losses:
   Included in Net income
     (loss)...................              9              --              --                --                9
   Excluded from Net income
     (loss)/(1)/..............             --              --              --                --               --
Impact of net unrealized
  investment gains (losses)
  on:
   DAC........................             --              (1)             --                --               (1)
   Deferred income taxes......             --              --              --                 2                2
   Policyholders liabilities..             --              --              (6)               --               (6)
                                -------------  --------------  --------------  ----------------  ---------------
BALANCE, DECEMBER 31, 2016....  $          19  $           (1) $          (10) $             (3) $             5
                                =============  ==============  ==============  ================  ===============

BALANCE, JANUARY 1, 2015......  $          10  $           --  $           --  $             (4) $             6
Net investment gains (losses)
  arising during the period...             (7)             --              --                --               (7)
Reclassification adjustment
  for OTTI losses:
   Included in Net income
     (loss)...................             13              --              --                --               13
   Excluded from Net income
     (loss)/(1)/..............             --              --              --                --               --
Impact of net unrealized
  investment gains (losses)
  on:
   DAC........................             --              --              --                --               --
   Deferred income taxes......             --              --              --                (1)              (1)
   Policyholders liabilities..             --              --              (4)               --               (4)
                                -------------  --------------  --------------  ----------------  ---------------
BALANCE, DECEMBER 31, 2015....  $          16  $           --  $           (4) $             (5) $             7
                                =============  ==============  ==============  ================  ===============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in net income
       (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                          AOCI GAIN
                                                                                                            (LOSS)
                                              NET UNREALIZED                                DEFERRED      RELATED TO
                                                  GAINS                                      INCOME     NET UNREALIZED
                                               (LOSSES) ON                  POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS         DAC       LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  ------------  -------------  -----------  --------------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2016..................... $          674  $        (88) $        (226) $      (126) $          234
Net investment gains (losses) arising during
  the period.................................           (240)           --             --           --            (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             (6)           --             --           --              (6)
   Excluded from Net income (loss)/(1)/......             --            --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --            --             --           --              --
   Deferred income taxes.....................             --            --             --           74              74
   Policyholders liabilities.................             --            --             35           --              35
                                              --------------  ------------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2016................... $          428  $        (88) $        (191) $       (52) $           97
                                              ==============  ============  =============  ===========  ==============

BALANCE, JANUARY 1, 2015..................... $        2,231  $       (172) $        (420) $      (574) $        1,065
Net investment gains (losses) arising during
  the period.................................         (1,562)           --             --           --          (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              5            --             --           --               5
   Excluded from Net income (loss)/(1)/......             --            --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --            84             --           --              84
   Deferred income taxes.....................             --            --             --          448             448
   Policyholders liabilities.................             --            --            194           --             194
                                              --------------  ------------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          674  $        (88) $        (226) $      (126) $          234
                                              ==============  ============  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in net income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 794 issues at December 31, 2016 and the 810 issues at December 31, 2015 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              --------------------- ----------------------- ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE    LOSSES    FAIR VALUE   LOSSES
                                              ---------- ---------- ----------- ----------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    2,455 $       75 $       113 $         6 $    2,568  $      81
  Private corporate..........................      1,483         38         277          17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624          --          --      5,356        624
  States and political subdivisions..........         --         --          18           2         18          2
  Foreign governments........................         73          3          49          11        122         14
  Commercial mortgage-backed.................         66          5         171          67        237         72
  Residential mortgage-backed................         47         --           4          --         51         --

                                               Less Than 12 Months   12 Months or Longer           Total
                                              --------------------- ---------------------- ----------------------
                                                           Gross                 Gross                   Gross
                                                         Unrealized            Unrealized              Unrealized
                                              Fair Value   Losses   Fair Value   Losses    Fair Value    Losses
                                              ---------- ---------- ---------- ----------- ----------- ----------
                                                                         (In Millions)
  Asset-backed............................... $        4 $       -- $        8 $         1 $        12 $        1
  Redeemable preferred stock.................        218          9         12           1         230         10
                                              ---------- ---------- ---------- ----------- ----------- ----------

Total........................................ $    9,702 $      754 $      652 $       105 $    10,354 $      859
                                              ========== ========== ========== =========== =========== ==========
December 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $      129 $      359 $        73 $     3,450 $      202
  Private corporate..........................      1,926        102        184          22       2,110        124
  U.S. Treasury, government and agency.......      3,538        305         --          --       3,538        305
  States and political subdivisions..........         19          1         --          --          19          1
  Foreign governments........................         73          7         39          11         112         18
  Commercial mortgage-backed.................         67          2        261          85         328         87
  Residential mortgage-backed................         11         --         29          --          40         --
  Asset-backed...............................         11         --         17           1          28          1
  Redeemable preferred stock.................         43         --         40           2          83          2
                                              ---------- ---------- ---------- ----------- ----------- ----------

Total........................................ $    8,779 $      546 $      929 $       194 $     9,708 $      740
                                              ========== ========== ========== =========== =========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2016 and 2015 were $169 million and $157 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2016 and 2015, respectively, approximately $1,574 million and $1,310 million, or 4.9% and 4.2%, of the $32,123 million and $31,201 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $28 million and $97 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, the $105 million and $194 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either
   December 31, 2016 or 2015. As of December 31, 2016, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2016 and 2015, respectively, the Company owned
   $6 million and $7 million in RMBS backed by subprime residential mortgage loans, and $5 million and $6 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2016, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $5 million.

   At December 31, 2016 and 2015, respectively, the amortized cost of the Company's trading account securities was $9,177 million and $6,866 million with respective fair values of $9,134 million and $6,886 million. Also at December 31, 2016 and 2015, respectively, Trading securities included the General Account's investment in Separate Accounts which had carrying values of $63 million and $82 million and costs of $46 million and $72 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $15 million and $16 million at December 31, 2016 and 2015, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $1 million and $1 million in 2016, 2015 and 2014, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $4 million in 2016, 2015 and 2014, respectively. The TDR mortgage loan shown in the table below has been modified five times since 2011. The modifications extended the maturity from its original maturity of November 5, 2014 to March 5, 2017 and extended interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $15 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2016

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             15  $             15

   There were no default payments on the above loan during 2016. There were no agricultural troubled debt restructuring mortgage loans in 2016.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2016, 2015 and 2014 are as follows:

                                               COMMERCIAL MORTGAGE LOANS
                                              --------------------------
                                               2016     2015      2014
                                              ------  --------  --------
ALLOWANCE FOR CREDIT LOSSES:                         (IN MILLIONS)
Beginning Balance, January 1,................ $    6  $     37  $     42
   Charge-offs...............................     --       (32)      (14)
   Recoveries................................     (2)       (1)       --
   Provision.................................      4         2         9
                                              ------  --------  --------
Ending Balance, December 31,................. $    8  $      6  $     37
                                              ======  ========  ========
Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $    8  $      6  $     37
                                              ======  ========  ========

   There were no allowances for credit losses for agricultural mortgage loans in 2016, 2015 and 2014.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2016 and 2015, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2016

                                                        DEBT SERVICE COVERAGE RATIO
                                              -----------------------------------------------
                                                                                        LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- ----- --------
                                                                   (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    738  $   95  $   59  $   56  $   -- $  -- $    948
  50% - 70%..................................     3,217     430     673   1,100      76    --    5,496
  70% - 90%..................................       282      65     229     127      28    46      777
  90% plus...................................        --      --      28      15      --    --       43
                                               --------  ------  ------  ------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989  $1,298  $  104 $  46 $  7,264
                                               ========  ======  ======  ======  ====== ===== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    254  $  138  $  296  $  468  $  286 $  49 $  1,491
  50% - 70%..................................       141      57     209     333     219    45    1,004
  70% - 90%..................................        --      --       2       4      --    --        6
  90% plus...................................        --      --      --      --      --    --       --
                                               --------  ------  ------  ------  ------ ----- --------

Total Agricultural Mortgage Loans............  $    395  $  195  $  507  $  805  $  505 $  94 $  2,501
                                               ========  ======  ======  ======  ====== ===== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    992  $  233  $  355  $  524  $  286 $  49 $  2,439
  50% - 70%..................................     3,358     487     882   1,433     295    45    6,500
  70% - 90%..................................       282      65     231     131      28    46      783
  90% plus...................................        --      --      28      15      --    --       43
                                               --------  ------  ------  ------  ------ ----- --------

Total Mortgage Loans.........................  $  4,632  $  785  $1,496  $2,103  $  609 $ 140 $  9,765
                                               ========  ======  ======  ======  ====== ===== ========

   /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2015

                                                         Debt Service Coverage Ratio
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- --------
                                                                    (In Millions)
Commercial Mortgage Loans/(1)/
  0% - 50%...................................  $    533  $   -- $    102 $     12  $   24 $  -- $    671
  50% - 70%..................................     1,392     353      741      853      77    --    3,416
  70% - 90%..................................       141      --      206      134     124    46      651
  90% plus...................................        63      --       --       46      --    --      109
                                               --------  ------ -------- --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  2,129  $  353 $  1,049 $  1,045  $  225 $  46 $  4,847
                                               ========  ====== ======== ========  ====== ===== ========

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (In Millions)
Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    204  $  116 $    277 $    432  $  256 $   51 $  1,336
  50% - 70%..................................       146      80      192      298     225     47      988
  70% - 90%..................................        --      --        2        4      --     --        6
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    350  $  196 $    471 $    734  $  481 $   98 $  2,330
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    737  $  116 $    379 $    444  $  280 $   51 $  2,007
  50% - 70%..................................     1,538     433      933    1,151     302     47    4,404
  70% - 90%..................................       141      --      208      138     124     46      657
  90% plus...................................        63      --       --       46      --     --      109
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  2,479  $  549 $  1,520 $  1,779  $  706 $  144 $  7,177
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2016 and 2015, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN



                                                                                                     TOTAL
                                               30-59  60-89        90 DAYS                         FINANCING
                                               DAYS   DAYS    OR (GREATER THAN)   TOTAL  CURRENT  RECEIVABLES
                                              ------- ------ -------------------- ----- --------- -----------
                                                                                    (IN MILLIONS)
DECEMBER 31, 2016:
------------------

  Commercial................................. $    -- $   -- $                 -- $  -- $   7,264  $    7,264
  Agricultural...............................       9      2                    6    17     2,484       2,501
                                              ------- ------ -------------------- ----- ---------  ----------
TOTAL MORTGAGE LOANS......................... $     9 $    2 $                  6 $  17 $   9,748  $    9,765
                                              ======= ====== ==================== ===== =========  ==========

December 31, 2015:
------------------

  Commercial................................. $    -- $   -- $                 30 $  30 $   4,817  $    4,847
  Agricultural...............................      12      7                    4    23     2,307       2,330
                                              ------- ------ -------------------- ----- ---------  ----------
Total Mortgage Loans......................... $    12 $    7 $                 34 $  53 $   7,124  $    7,177
                                              ======= ====== ==================== ===== =========  ==========

                                                      RECORDED
                                                     INVESTMENT
                                              OR (GREATER THAN) 90 DAYS
                                                         AND
                                                      ACCRUING
                                              --------------------------

DECEMBER 31, 2016:
------------------

  Commercial................................. $                       --
  Agricultural...............................                          6
                                              --------------------------
TOTAL MORTGAGE LOANS......................... $                        6
                                              ==========================

December 31, 2015:
------------------

  Commercial................................. $                       --
  Agricultural...............................                          4
                                              --------------------------
Total Mortgage Loans......................... $                        4
                                              ==========================

   The following table provides information relating to impaired mortgage loans at December 31, 2016 and 2015, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --     $        22  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       15 $       15 $       --     $        22  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)    $        48  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       27 $       27 $       (8)    $        48  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       46 $       46 $       --     $        15  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $       46 $       46 $       --     $        15  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       63 $       63 $       (6)    $       137  $        4
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $       63 $       63 $       (6)    $       137  $        4
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests, real estate joint ventures and investment companies accounted for under the equity method with a total carrying value of $1,295 million and $1,363 million, respectively, at December 31, 2016 and 2015. The Company's total equity in net income (losses) for these limited partnership interests was $60 million, $71 million and $206 million, respectively, for 2016, 2015 and 2014.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a Derivative Use Plan approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest-rate risk arising from issuance of funding agreements

   The Company issues fixed and floating rate funding agreements, to fund originated non-recourse commercial real estate mortgage loans, the terms of which may result in short term economic interest rate risk between mortgage loan commitment and mortgage loan funding. The company uses forward interest-rate swaps to protect against interest rate fluctuations during this period. Realized gains and losses from the forward interest rate swaps are amortized over the life of the loan in interest credited to policyholder's account balances.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   Periodically, the Company enters into futures on equity indices to mitigate the impact on net income from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty, in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2016 and 2015, respectively, the Company's unrealized gains (losses) related to this program were $(97) million and $(4) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the super senior tranche of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   During third quarter 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. In 2016, the Company derecognized approximately $995 million U.S. Treasury securities for which the Company received proceeds of approximately $1,007 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2016, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $888 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2016 is approximately $(154) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2016

                                                               FAIR VALUE
                                                         -----------------------
                                                                                 GAINS (LOSSES)
                                               NOTIONAL     ASSET     LIABILITY   REPORTED IN
                                                AMOUNT   DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              ---------- ----------- ----------- --------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $    5,086 $         1 $         1 $         (826)
  Swaps......................................      3,529          13          67           (290)
  Options....................................     11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................      1,500          11          --              4
  Swaps......................................     18,933         246       1,163           (224)
  Futures....................................      6,926          --          --             --
  Swaptions..................................         --          --          --             87

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY   REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              --------- ----------- ----------- --------------
                                                                (IN MILLIONS)
Credit contracts:/(1)/
  Credit default swaps....................... $   2,757  $       20  $       15  $          15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............        --      10,316          --           (262)
GMxB derivative features' liability/(2)(4)/..        --          --       5,348            137
SCS, SIO, MSO and IUL indexed
  features/(3)(4)/...........................        --          --         875           (576)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,599  $    9,383  $      (1,163)
                                              =========  ==========  ==========  =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2015

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   7,089  $        2  $        3  $         (84)
  Swaps......................................     1,359           8          21            (45)
  Options....................................     7,358       1,042         652             14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61          --             12
  Swaps......................................    13,718         351         108             (8)
  Futures....................................     8,685          --          --            (81)
  Swaptions..................................        --          --          --            118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16          38            (14)
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       263           5           4              7
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,585          --           (316)
GMxB derivative features' liability/(2)(4)/..        --          --       5,172           (749)
SCS, SIO, MSO and IUL indexed
  features/(3)(4)/...........................        --          --         298             71
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2015.................. $  42,714  $   12,070  $    6,296  $      (1,075)
                                              =========  ==========  ==========  =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2016 are exchange-traded and net settled daily in cash. At December 31, 2016, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $209 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $28 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $15 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2016 and 2015, respectively, the Company held $755 million and $655 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2016 and 2015, respectively, were $700 million and $5 million, for which the Company posted collateral of $820 million and $5 million at December 31, 2016 and 2015, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2016 and 2015, the balance outstanding under reverse repurchase transactions was $0 million and $79 million, respectively. At December 31, 2016 and 2015, the balance outstanding under securities repurchase transactions was $1,996 million and $1,890 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2016

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    2,128 $        1,219 $            909
Interest rate contracts......................        253          1,162             (909)
Credit contracts.............................         20             14                6
Currency.....................................         48              1               47
Margin.......................................        107              6              101
Collateral...................................        712            747              (35)
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,268          3,149              119
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          4             --                4
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,272          3,149              123
Other financial instruments..................      2,103             --            2,103
                                              ---------- -------------- ----------------
  Other invested assets...................... $    5,375 $        3,149 $          2,226
                                              ========== ============== ================
Securities purchased under agreement to
  resell..................................... $       -- $           -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,219 $        1,219 $             --
Interest rate contracts......................      1,162          1,162               --
Credit contracts.............................         14             14               --
Currency.....................................          1              1               --
Margin.......................................          6              6               --
Collateral...................................        747            747               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,149          3,149               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,149          3,149               --
Other non-financial liabilities..............      2,108             --            2,108
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    5,257 $        3,149 $          2,108
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $           -- $          1,992
                                              ========== ============== ================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets (including derivative assets of consolidated VIEs), $3 million long exchange traded options and $83 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $11 million net derivative liabilities (including derivative liabilities of consolidated VIEs), $1 million short exchange traded options.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016.

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2016

                                                                COLLATERAL (RECEIVED)/HELD
                                                                -------------------------
                                               FAIR VALUE OF     FINANCIAL                      NET
                                                   ASSETS       INSTRUMENTS      CASH         AMOUNTS
                                              ----------------  -----------   ----------   ------------
                                                                   (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $             46  $        --   $      (48)  $         (2)
Counterparty B...............................             (128)          --          132              4
Counterparty C...............................             (116)          --          138             22
Counterparty D...............................              182           --         (176)             6
Counterparty E...............................              (65)          --           83             18
Counterparty F...............................               (3)          --           16             13
Counterparty G...............................              219           --         (214)             5
Counterparty H...............................              104           --         (110)            (6)
Counterparty I...............................             (188)          --          203             15
Counterparty J...............................              (93)          --          115             22
Counterparty K...............................               92           --          (96)            (4)
Counterparty L...............................               (3)          --            3             --
Counterparty M...............................             (105)          --          120             15
Counterparty N...............................                4           --           --              4
Counterparty Q...............................               10           --          (11)            (1)
Counterparty T...............................               --           --            2              2
Counterparty U...............................                1           --           10             11
Counterparty V...............................               96           --         (101)            (5)
                                              ----------------   -----------   ----------  ------------
  Total Derivatives.......................... $             53  $        --   $       66   $        119
Other financial instruments..................            2,103           --           --          2,103
                                              ----------------   -----------   ----------  ------------
  OTHER INVESTED ASSETS...................... $          2,156  $        --   $       66   $      2,222
                                              ================   ===========   ==========  ============

                                                                COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -------------------------
                                              PRESENTED IN THE   FINANCIAL                      NET
                                               BALANCE SHEETS   INSTRUMENTS      CASH         AMOUNTS
                                              ----------------  -----------   ----------   ------------
                                                                   (IN MILLIONS)
LIABILITIES/(2)/
Counterparty D............................... $            767  $      (767)  $       --   $         --
Counterparty M...............................              410         (410)          --             --
Counterparty C...............................              302         (296)          (2)             4
Counterparty W...............................              513         (513)          --             --
                                              ----------------   -----------   ----------  ------------
  Securities sold under agreement to
   repurchase/(3)/........................... $          1,992  $    (1,986)  $       (2)  $          4
                                              ================   ===========   ==========  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets (including those related to derivative assets of consolidated VIEs) and $83 million related to securities borrowed.
  /(2)/Excludes Investment Management segment's cash collateral pledged of $8 million related to derivative liabilities (including those related to derivative liabilities of consolidated VIEs).
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                                    AT DECEMBER 31, 2016
                                              ----------------------------------------------------------------
                                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------------
                                              OVERNIGHT AND   UP TO 30        30-90     GREATER THAN
                                               CONTINUOUS       DAYS          DAYS        90 DAYS      TOTAL
                                              ------------- ------------- ------------- ------------- --------
                                                            (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE/(2)/
  U.S. Treasury and agency securities........ $          --   $     1,992 $          -- $          -- $  1,992
                                              -------------   ----------- ------------- ------------- --------
Total........................................ $          --   $     1,992 $          -- $          -- $  1,992
                                              -------------   ----------- ------------- ------------- --------

  /(1)/Excludes Investment Management segment's $83 million of securities borrowed.
  /(2)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2015

                                                             Gross
                                                Gross       Amounts        Net Amounts
                                               Amounts   Offset in the   Presented in the
                                              Recognized Balance Sheets   Balance Sheets
                                              ---------- -------------- -----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,049 $          673 $             376
Interest rate contracts......................        389            104               285
Credit contracts.............................         14             37               (23)
                                              ---------- -------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452            814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20             --                20
                                              ---------- -------------- -----------------
  Total Derivatives..........................      1,472            814               658
Other financial instruments/(2) (4)/.........      1,130             --             1,130
                                              ---------- -------------- -----------------
  Other invested assets/(2)/................. $    2,602 $          814 $           1,788
                                              ========== ============== =================
  Securities purchased under agreement to
   resell.................................... $       79 $           -- $              79
                                              ========== ============== =================

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      673 $          673 $              --
Interest rate contracts......................        104            104                --
Credit contracts.............................         37             37                --
                                              ---------- -------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814            814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --                --
                                              ---------- -------------- -----------------
  Total Derivatives..........................        814            814                --
Other non-financial liabilities..............      2,534             --             2,534
                                              ---------- -------------- -----------------
  Other liabilities.......................... $    3,348 $          814 $           2,534
                                              ========== ============== =================
  Securities sold under agreement to
   repurchase................................ $    1,890 $           -- $           1,890
                                              ========== ============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2015

                                                                    Collateral (Received)/Held
                                                                    -------------------------
                                                                     Financial                     Net
                                              Fair Value of Assets  Instruments      Cash        Amounts
                                              --------------------  -----------  ------------  ------------
                                                                      (In Millions)
ASSETS/(1)/
Counterparty A...............................      $            52  $        --  $        (52) $         --
Counterparty B...............................                    9           --            (7)            2
Counterparty C...............................                   61           --           (58)            3
Counterparty D...............................                  222           --          (218)            4
Counterparty E...............................                   53           --           (53)           --
Counterparty F...............................                   (2)          --             2            --
Counterparty G...............................                  129           --          (129)           --
Counterparty H...............................                   16          (11)           (5)           --
Counterparty I...............................                   44           --           (39)            5
Counterparty J...............................                   19           --           (13)            6
Counterparty K...............................                   17           --           (17)           --
Counterparty L...............................                    7           --            (7)           --
Counterparty M...............................                   11           --           (10)            1
Counterparty N...............................                   20           --            --            20
Counterparty Q...............................                   --           --            --            --
Counterparty T...............................                   (3)          --             3            --
Counterparty U...............................                   --           --             1             1
Counterparty V...............................                    3           --            (3)           --
                                                   ---------------  -----------  ------------  ------------
  Total Derivatives..........................      $           658  $       (11) $       (605) $         42
Other financial instruments/(2) (4)/.........                1,130           --            --         1,130
                                                   ---------------  -----------  ------------  ------------
  Other invested assets/(2)/.................      $         1,788  $       (11) $       (605) $      1,172
                                                   ===============  ===========  ============  ============
Counterparty M...............................      $            28  $       (28) $         --  $         --
Counterparty V...............................      $            51  $       (51) $         --  $         --
                                                   ---------------  -----------  ------------  ------------
Securities purchased under agreement to
  resell.....................................      $            79  $       (79) $         --  $         --
                                                   ===============  ===========  ============  ============
LIABILITIES/(3)/
Counterparty D...............................      $           234  $      (234) $         --            --
Counterparty C...............................                1,033       (1,016)          (17)           --
Counterparty M...............................                  623         (611)          (12)           --
                                                   ---------------  -----------  ------------  ------------
  Securities sold under agreement to
   repurchase................................      $         1,890  $    (1,861) $        (29) $         --
                                                   ===============  ===========  ============  ============

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                               At December 31, 2015
                                              ------------------------------------------------------
                                                 Remaining Contractual Maturity of the Agreements
                                              ------------------------------------------------------
                                              Overnight and  Up to 30   30-90  Greater Than
                                               Continuous      days     days     90 days     Total
                                              ------------- ---------- ------- ------------ --------
                                                                  (In Millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,865 $    25   $       -- $  1,890
                                                ----------- ---------- -------   ---------- --------
Total........................................   $        -- $    1,865 $    25   $       -- $  1,890
                                                ----------- ---------- -------   ---------- --------
Securities purchased under agreement to resell
  Corporate securities.......................   $        -- $       79 $    --   $       -- $     79
                                                ----------- ---------- -------   ---------- --------
Total........................................   $        -- $       79 $    --   $       -- $     79
                                                ----------- ---------- -------   ---------- --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed and $10 million of securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2016       2015       2014
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,418  $   1,420  $   1,431
Mortgage loans on real estate................       461        338        306
Repurchase agreement.........................         1          1         --
Other equity investments.....................       170         84        200
Policy loans.................................       210        213        216
Trading securities...........................        80         17         63
Other investment income......................        44         40         49
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,384      2,113      2,265
Investment expenses..........................       (66)       (56)       (55)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,318  $   2,057  $   2,210
                                              =========  =========  =========

   For 2016, 2015 and 2014, respectively, Net investment income (loss) from derivatives included $(4) million, $474 million and $899 million of realized gains (losses) on contracts closed during those periods and $(458) million, $(555) million and $706 million of unrealized gains (losses) on derivative positions at each respective year end.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2016, 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                  2016          2015          2014
                                              ------------  ------------  ------------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (19) $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........          (22)           20            22
                                              ------------  ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (41)          (43)           22
Interest and dividend income from trading
  securities.................................          121            60            41
                                              ------------  ------------  ------------
Net investment income (loss) from trading
  securities................................. $         80  $         17  $         63
                                              ------------  ------------  ------------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              TWELVE MONTHS ENDED DECEMBER 31,
                                              ------------------------------
                                                2016        2015       2014
                                              --------   ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $     (3)  $     (17) $     (54)
Mortgage loans on real estate................       (2)         (1)        (3)
Other equity investments.....................       (2)         (5)        (2)
Other........................................       23           3          1
                                              --------   ---------  ---------
Investment Gains (Losses), Net............... $     16   $     (20) $     (58)
                                              ========   =========  =========

   For 2016, 2015 and 2014, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $4 million and $5 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,584 million and $3,562 million at December 31, 2016 and 2015, respectively. The Company annually tests goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2016 and 2015, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $625 million and $610 million at December 31, 2016 and 2015, respectively and the accumulated amortization of these intangible assets was $468 million and $439 million at December 31, 2016 and 2015, respectively. Amortization expense related to the AB intangible assets totaled $29 million, $28 million and $27 million for 2016, 2015 and 2014, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2016 and 2015, respectively, net deferred sales commissions totaled $64 million and $99 million and are included within Other assets.
   The estimated amortization expense of deferred sales commissions, based on the December 31, 2016 net asset balance for each of the next five years is $32 million, $21 million, $8 million, $3 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2016, the Company determined that the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. The excess of the purchase price over the current fair value of identifiable net assets acquired resulted in the recognition of $22 million of goodwill. AB recorded
   $10 million of definite-lived intangible assets relating to investment management contracts.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015 and 2016, AB purchased additional shares of CPH, bringing AB's ownership interest to 90.0% as of December 31, 2016.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $170 million and $157 million at December 31, 2016 and 2015, respectively. Amortization of capitalized software in 2016, 2015 and 2014 were $52 million, $55 million and $50 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2016     2015
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,179 $  7,363
Policyholder dividend obligation.............       52       81
Other liabilities............................       43      100
                                              -------- --------
Total Closed Block liabilities...............    7,274    7,544
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,884 and
  $4,426)....................................    4,025    4,599
Mortgage loans on real estate................    1,623    1,575
Policy loans.................................      839      881
Cash and other invested assets...............      444       49
Other assets.................................      181      258
                                              -------- --------
Total assets designated to the Closed Block..    7,112    7,362
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      162      182
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $(52) and $(81)........................      100      103
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    262 $    285
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  212  $  236  $  246
Investment income (loss).....................    349     368     378
Net investment gains (losses)................     (1)      2      (4)
                                              ------  ------  ------
Total revenues...............................    560     606     620
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    522     550     570
Other operating costs and expenses...........      4       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    526     554     574
                                              ------  ------  ------
Net revenues, before income taxes............     34      52      46
Income tax (expense) benefit.................    (12)    (18)    (16)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   22  $   34  $   30
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              -----------------
                                                2016     2015
                                              -------  --------
                                                (IN MILLIONS)
Balances, beginning of year.................. $    81  $    201
Unrealized investment gains (losses).........     (29)     (120)
                                              -------  --------
Balances, End of year........................ $    52  $     81
                                              =======  ========

6) CONTRACTHOLDER BONUS INTEREST CREDITS AND DEFERRED ACQUISITION COST

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2016    2015
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  534  $  557
Contractholder bonus interest credits
  deferred...................................     13      17
Amortization charged to income...............    (43)    (40)
                                              ------  ------
Balance, End of Year......................... $  504  $  534
                                              ======  ======

   Changes in deferred acquisition costs were as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2016      2015
                                              --------  --------
                                                 (IN MILLIONS)
Balance, beginning of year................... $  5,139  $  4,801
Capitalization of commissions, sales and
  issue expenses.............................      594       615
Amortization.................................     (881)     (361)
Change in unrealized investment gains and
  losses.....................................       --        84
                                              --------  --------
Balance, End of Year......................... $  4,852  $  5,139
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2016 and 2015, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2016

                                                LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ---------- ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs................        342       205          6        553
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830          6      1,178
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,316     10,316
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,901 $  166,897
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,348 $    5,348
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       875         --        875
Liabilities of consolidated VIEs..............        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     877  $   5,366 $    6,491
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2015

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  13,345  $      31 $   13,376
   Private Corporate..........................         --      6,537        389      6,926
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         16         --         49         65
  Trading securities..........................        735      6,151         --      6,886
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts asset..............         --         --     10,585     10,585
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,956 $  160,507
                                               ==========  =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       --  $      --  $   5,172 $    5,172
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        298         --        298
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     298  $   5,203 $    5,501
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2016 and 2015, respectively, the fair value of public fixed maturities was approximately $24,918 million and $24,216 million or approximately 16.0% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015, respectively, the fair value of private fixed maturities was approximately $7,652 million and $7,677 million or approximately 4.9% and 5.1% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2016 and 2015, respectively, the net fair value of freestanding derivative positions was approximately
   $51 million and $659 million or approximately 8.2% and 64.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2016 and 2015 respectively, investments classified as Level 1 comprise approximately 71.1% and 71.8% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2016 and 2015 respectively, investments classified as Level 2 comprise approximately 27.9% and 27.3% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2016 and 2015, respectively, approximately $340 million and $673 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2016 and 2015, respectively, investments classified as Level 3 comprised approximately 1.0% and 0.9% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2016 and 2015, respectively, were approximately $111 million and $119 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $373 million and $543 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2016 and 2015, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features' liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to guarantee embedded derivative features over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $139 million and $123 million at December 31, 2016 and 2015, respectively, to recognize incremental counterparty nonperformance risk.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Income (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2016, five of the Company's consolidated VIEs that are open-end Luxembourg funds hold $6 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During the third quarter of 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2016, 2015 and 2014 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  --------  ----------  -----------  --------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $     420    $        45  $      1  $      503    $      --  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --        --
     Investment gains (losses), net............         1             --        --         (67)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
  Subtotal.....................................         1             --        --         (67)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
Other comprehensive income (loss)..............         7             (2)       --          14           --         1
Purchases......................................       572             --        --          --           --        --
Sales..........................................      (142)            (1)       --         (87)          --        (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --        --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --        (9)
                                                ---------    -----------  --------  ----------    ---------  --------
BALANCE, DECEMBER 31, 2016..................... $     845    $        42  $     --  $      349    $      --  $     24
                                                =========    ===========  ========  ==========    =========  ========

BALANCE, JANUARY 1, 2015....................... $     380    $        47  $     --  $      715    $       2  $     53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --           1           --        --
     Investment gains (losses), net............         2             --        --         (38)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
  Subtotal.....................................         5             --        --         (37)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
Other comprehensive income (loss)..............       (25)            (1)       --          64           --        (4)
Purchases......................................        60             --         1          --           --        --
Sales..........................................       (38)            (1)       --        (175)          (2)       (9)
Transfers into Level 3/(1)/....................        99             --        --          --           --        --
Transfers out of Level 3/(1)/..................       (61)            --        --         (64)          --        --
                                                ---------    -----------  --------  ----------    ---------  --------
BALANCE, DECEMBER 31, 2015..................... $     420    $        45  $      1  $      503    $      --  $     40
                                                =========    ===========  ========  ==========    =========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                                             State and             Commercial  Residential
                                                             Political    Foreign  Mortgage-    Mortgage-    Asset-
                                                Corporate  Sub-divisions   Govts     backed      backed      backed
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (In Millions)

BALANCE, JANUARY 1, 2014....................... $     291    $        46  $     -- $      700     $      4  $    83
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         2             --        --          2           --       --
     Investment gains (losses), net............         3             --        --        (89)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
  Subtotal.....................................         5             --        --        (87)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
Other comprehensive income (loss)..............         6              2        --        135           --        7
Purchases......................................       162             --        --         --           --       --
Sales..........................................       (30)            (1)       --        (20)          (2)     (37)
Transfers into Level 3/(1)/....................        15             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (69)            --        --        (13)          --       --
                                                ---------    -----------  -------- ----------     --------  -------
BALANCE, DECEMBER 31, 2014..................... $     380    $        47  $     -- $      715     $      2  $    53
                                                =========    ===========  ======== ==========     ========  =======

                                                                                                         GMXB
                                                REDEEMABLE       OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ----------- ---------------  ------------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2016....................... $        --   $          49  $     10,585  $    313  $    (5,172)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --            --        --           --           --
     Investment gains (losses), net............          --              --            --        19           --           --
     Net derivative gains (losses).............          --              --          (262)       --          137           --
                                                -----------   -------------  ------------  --------  -----------  -----------
  Subtotal.....................................          --              --          (262)       19          137           --
                                                -----------   -------------  ------------  --------  -----------  -----------
Other comprehensive income (loss)..............          --              (2)           --        --           --           --
Purchases/(3)/.................................           1              --           223        10         (317)          11
Sales/(4)/.....................................          --              --          (230)       --            4           --
Settlements/(5)/...............................          --              --            --        (7)          --          (24)
Activities related to VIEs.....................          --              20            --        --           --           --
Transfers into Level 3/(1)/....................          --              --            --         1           --           --
Transfers out of Level 3/(1)/..................          --             (56)           --       (23)          --           --
                                                -----------   -------------  ------------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $         1   $          11  $     10,316  $    313  $    (5,348) $        18
                                                ===========   =============  ============  ========  ===========  ===========

BALANCE, JANUARY 1, 2015....................... $        --   $          61  $     10,725  $    260  $    (4,150)          42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --            --        --           --           --
     Investment gains (losses), net............          --               5            --        36           --           --
     Net derivative gains (losses).............          --              --          (316)       --         (749)          --
                                                -----------   -------------  ------------  --------  -----------  -----------
  Subtotal.....................................          --               5          (316)       36         (749)          --
                                                -----------   -------------  ------------  --------  -----------  -----------

                                                                                                           GMxB
                                                 Redeemable        Other           GMIB      Separate   derivative  Contingent
                                                 Preferred        Equity        Reinsurance  Accounts   features'     Payment
                                                   Stock      Investments/(2)/     Asset      Assets    liability   Arrangement
                                                -----------  -----------------  -----------  --------  -----------  -----------
                                                                                 (In Millions)
Purchases/(3)/................................. $        --  $               1  $       229  $     26  $      (274) $        --
Sales/(4)/.....................................          --                (20)         (53)       (2)           1          (11)
Settlements/(5)/...............................          --                 --           --        (5)          --           --
Transfers into Level 3/(1)/....................          --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................          --                 --           --        (2)          --           --
                                                -----------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        --  $              49  $    10,585  $    313  $    (5,172) $        31
                                                ===========  =================  ===========  ========  ===========  ===========

                                                                                                           GMxB
                                                 Redeemable        Other           GMIB      Separate   derivative  Contingent
                                                 Preferred        Equity        Reinsurance  Accounts   features'     Payment
                                                   Stock      Investments/(2)/     Asset      Assets    liability   Arrangement
                                                -----------  -----------------  -----------  --------  -----------  -----------
                                                                                 (In Millions)

BALANCE, JANUARY 1, 2014....................... $        15  $              52  $     6,758  $    237  $    (2,025) $        38
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --                  3           --        --           --           --
     Investment gains (losses), net............          --                  1           --        15           --           --
     Net derivative gains (losses).............          --                 --        3,855        --       (1,874)          --
                                                -----------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................          --                  4        3,855        15       (1,874)          --
                                                -----------  -----------------  -----------  --------  -----------  -----------
Purchases/(3)/.................................          --                  8          225        16         (251)           9
Sales/(4)/.....................................         (15)                (1)        (113)       (3)          --           (5)
Settlements/(5)/...............................          --                 --           --        (5)          --           --
Transfers into Level 3/(1)/....................          --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................          --                 (2)          --        --           --           --
                                                -----------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2014..................... $        --  $              61  $    10,725  $    260  $    (4,150) $        42
                                                ===========  =================  ===========  ========  ===========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Level 3 amounts for Trading securities and consolidated VIE investments.
  /(3)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(4)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(5)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2016 and 2015 by category for Level 3 assets and liabilities still held at December 31, 2016 and 2015, respectively:

                                                         INCOME (LOSS)
                                                -------------------------------
                                                INVESTMENT    NET
                                                  GAINS    DERIVATIVE
                                                (LOSSES),    GAINS
                                                   NET      (LOSSES)     OCI
                                                ---------- ---------- ---------
                                                         (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2016
STILL HELD AT DECEMBER 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       -- $      11
     State and political subdivisions..........         --         --        (1)
     Commercial mortgage-backed................         --         --         9
     Asset-backed..............................         --         --         1
                                                ---------- ---------- ---------
       Subtotal................................ $       -- $       -- $      20
                                                ---------- ---------- ---------

                                                          INCOME (LOSS)
                                                --------------------------------
                                                INVESTMENT    NET
                                                  GAINS    DERIVATIVE
                                                (LOSSES),    GAINS
                                                   NET      (LOSSES)      OCI
                                                ---------- ----------  ---------
                                                          (IN MILLIONS)
   GMIB reinsurance contracts.................. $       -- $     (262) $      --
   Separate Accounts' assets/(1)/..............         20         --         --
   GMxB derivative features' liability.........         --        137         --
                                                ---------- ----------  ---------
       Total................................... $       20 $     (125) $      20
                                                ========== ==========  =========

Level 3 Instruments
Full Year 2015
Still Held at December 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $       --  $     (25)
     State and political subdivisions..........         --         --         (2)
     Commercial mortgage-backed................         --         --         61
     Asset-backed..............................         --         --         (4)
                                                ---------- ----------  ---------
       Subtotal................................ $       -- $       --  $      30
                                                ---------- ----------  ---------
     GMIB reinsurance contracts................         --       (316)        --
     Separate Accounts' assets/(1)/............         36         --         --
     GMxB derivative features' liability.......         --       (749)        --
                                                ---------- ----------  ---------
       Total................................... $       36 $   (1,065) $      30
                                                ========== ==========  =========

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2016 and 2015, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2016

                                FAIR         VALUATION              SIGNIFICANT
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT           RANGE
                               ------- ---------------------- ------------------------- -----------------
ASSETS:                                                      (IN MILLIONS)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve  0 BPS - 565 BPS

                                   636 Market comparable               EBITDA multiples   4.3X - 25.6X
                                         companies                        Discount rate   7.0% - 17.8%
                                                                    Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model            Spread over U.S.
                                                                         Treasury curve 25 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal        Capitalization rate       4.8%
                                                               Exit capitalization rate       5.7%
                                                                          Discount rate       6.6%

                                     3 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve 273 BPS - 512 BPS
                                                                        Discount factor    1.1% - 7.0%
---------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,316 Discounted cash flow                 Lapse Rates    1.5% - 5.7%
  asset.......................                                         Withdrawal rates    0.0% - 8.0%
                                                                 GMIB Utilization Rates   0.0% - 16.0%
                                                                   Non-performance risk  5 BPS - 17 BPS
                                                              Volatility rates - Equity   11.0% - 38.0%
---------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE
                               ------ --------------------- ------------------------  ----------------
                                                            (IN MILLIONS)
LIABILITIES:
GMIBNLG....................... $5,184 Discounted cash flow           Non-performance
                                                                    risk Lapse Rates        1.1%
                                                                    Withdrawal Rates    1.2% - 26.2%
                                                                  Annuitization  NLG    0.0% - 8.0%
                                                                    Forfeiture Rates    0.0% - 16.0%
                                                                    Long-term equity    0.55% - 2.1%
                                                                          Volatility       20.0%
------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    114 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 7.0%
                                                                  Volatility rates -  100% AFTER DELAY
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------
GIB...........................     30 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 8.0%
                                                                  Volatility rates -  100% AFTER DELAY
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------
GMAB..........................     20 Discounted cash flow    Lapse Rates Volatility    1.0% - 11.0%
                                                                      rates - Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2015

                                 Fair         Valuation                  Significant
                                 Value        Technique               Unobservable Input               Range
                                ------- ---------------------- --------------------------------- -----------------
                                                              (In Millions)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    61 Matrix pricing model
                                                               Spread over the industry-specific
                                                                           benchmark yield curve 50 bps - 565 bps
------------------------------------------------------------------------------------------------------------------

                                    154 Market comparable                                 EBITDA   7.8x - 19.1x
                                          companies                      multiples Discount rate   7.0% - 12.6%
                                                                             Cash flow Multiples   14.0x - 16.5x
------------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                    Spread over U.S.
                                                                                  Treasury curve 30 bps - 687 bps
------------------------------------------------------------------------------------------------------------------

   Other equity investments....      10 Market comparable                                Revenue
                                          companies                          multiple Marketable    2.5x - 4.8x
                                                                                        Discount       30.0%
------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal                Capitalization rate       4.9%
                                                                        Exit capitalization rate       5.9%
                                                                                   Discount rate       6.7%

                                      7 Discounted cash flow                    Spread over U.S.
                                                                                  Treasury curve
                                                                          Gross domestic product 280 bps - 411 bps
                                                                                            rate    0.0% - 1.1%
                                                                                 Discount factor    2.3% - 5.9%
------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract        10,585 Discounted cash flow                         Lapse Rates    0.6% - 5.7%
  asset........................                                                 Withdrawal rates    0.2% - 8.0%
                                                                          GMIB Utilization Rates    0.0% - 15%
                                                                            Non-performance risk  5 bps - 18 bps
                                                                       Volatility rates - Equity     9% - 35%
------------------------------------------------------------------------------------------------------------------

                               Fair        Valuation              Significant
                               Value       Technique           Unobservable Input          Range
                               ------ --------------------- ------------------------  ----------------
                                                            (In Millions)
LIABILITIES:
GMIBNLG....................... $4,987 Discounted cash flow           Non-performance
                                                                    risk Lapse Rates        1.5%
                                                                    Withdrawal Rates    1.2% - 26.2%
                                                                  Annuitization  NLG    0.0% - 11.5%
                                                                    Forfeiture Rates    0.0% - 16.0%
                                                                    Long-term equity    0.55% - 2.1%
                                                                          Volatility       20.0%
------------------------------------------------------------------------------------------------------

GWBL/GMWB.....................    120 Discounted cash flow    Lapse Rates Withdrawal    1.0% - 5.7%
                                                            Rates  Utilization Rates    0.0% - 7.0%
                                                                  Volatility rates -  100% after delay
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

GIB...........................     35 Discounted cash flow                Withdrawal
                                                             Rates Utilization Rates    0.0% - 8.0%
                                                                  Volatility rates -  100% after delay
                                                                              Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

GMAB..........................     29 Discounted cash flow    Lapse Rates Volatility    1.0% - 11.0%
                                                                      rates - Equity    9.0% - 35.0%
------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2016 and 2015, respectively, are approximately $594 million and $865 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 37.5% and 63.1% of total assets classified as Level 3 and represent only 0.4% and 0.6% of total assets measured at fair value on a recurring basis at December 31, 2016 and 2015 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2016 and 2015, respectively, are approximately $691 million and $215 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 81.8% and 51.2% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2016 and 2015, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2016 and 2015, are approximately 8.3% and 7.5%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2016 and 2015, primarily consist of a private real estate fund with a fair value of approximately $295 million and $271 million, a private equity investment with a fair value of approximately $1 million and $2 million and mortgage loans with fair value of approximately $2 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $12 million and $3 million at December 31, 2016 and $28 million and $7 million at December 31, 2015, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company's data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB benefit accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $31 million as of December 31, 2016 and 2015, respectively) were currently valued using projected AUM growth rates with a weighted average of 18.0% and 46.0%, revenue growth rates (with a range of 4.0% to 31.0%) and 43.0%, and a discount rate (with a range of 1.4% to 6.4%) and 3.0% as of December 31, 2016 and December 31, 2015, respectively.

   The carrying values and fair values at December 31, 2016 and 2015 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              ------------------------------------------------
                                               CARRYING
                                                VALUE    LEVEL 1 LEVEL 2  LEVEL 3     TOTAL
                                              ---------- ------- ------- ---------- ----------
                                                               (IN MILLIONS)
December 31, 2016:
Mortgage loans on real estate................ $    9,757 $    -- $    -- $    9,608 $    9,608
Loans to affiliates..........................        703      --     775         --        775
Policyholders liabilities: Investment
  contracts..................................      2,226      --      --      2,337      2,337
Funding Agreements...........................      2,255      --   2,202         --      2,202
Policy loans.................................      3,361      --      --      4,257      4,257
Short-term debt..............................        513      --     513         --        513
Separate Account Liabilities.................      6,194      --      --      6,194      6,194
December 31, 2015:
Mortgage loans on real estate................ $    7,171 $    -- $    -- $    7,257 $    7,257
Loans to affiliates..........................      1,087      --     795        390      1,185
Policyholders liabilities: Investment
  contracts..................................      7,325      --      --      7,430      7,430
Funding Agreements...........................        500      --     500         --        500
Policy loans.................................      3,393      --      --      4,343      4,343
Short-term debt..............................        584      --     584         --        584
Separate Account Liabilities.................      5,124      --      --      5,124      5,124

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities without NLG, before reinsurance ceded, reflected in the Consolidated Balance Sheet in Future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2014................... $  1,612  $  4,385  $  5,997
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      344       539       883
                                              --------  --------  --------
Balance at December 31, 2014.................    1,725     4,704     6,429
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (728)      851
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,887     6,878
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       264       795
                                              --------  --------  --------
Balance at December 31, 2016................. $  3,165  $  3,870  $  7,035
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the Consolidated Balance Sheet in amounts due to reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2014................... $         791
  Paid guarantee benefits....................          (114)
  Other changes in reserve...................           156
                                              -------------
Balance at December 31, 2014.................           833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016................. $       1,558
                                              =============

   The GMxB derivative features' liability and the liability for SCS, SIO, MSO and IUL indexed features are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below are the fair values of these liabilities at December 31, 2016 and 2015:

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMIBNLG/(1)/................................. $   5,184 $   4,987
SCS,MSO, IUL features/(2)/...................       875       298
GWBL/GMWB/(1)/...............................       114       120
GIB/(1)/.....................................        30        35
GMAB/(1)/....................................        20        29
                                              --------- ---------
Total Embedded and Freestanding derivative
  liability.................................. $   6,223 $   5,469
                                              ========= =========
GMIB reinsurance contract asset/(3)/......... $  10,316 $  10,585
                                              ========= =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset in the consolidated balance sheets.

   The December 31, 2016 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                    ---------  --------  --------  ---------  ---------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,642  $    121  $     72  $     220  $  14,055
   Separate Accounts............................... $  40,736  $  8,905  $  3,392  $  33,857  $  86,890
Net amount at risk, gross.......................... $     237  $    154  $  2,285  $  16,620  $  19,296
Net amount at risk, net of amounts reinsured....... $     237  $    108  $  1,556  $   7,152  $   9,053
Average attained age of contractholders............      51.2      65.8      72.3       67.1       55.1
Percentage of contractholders over age 70..........       9.2%     37.1%     60.4%      40.6%      17.1%
Range of contractually specified interest rates....       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................       N/A       N/A  $     33  $     321  $     354
   Separate Accounts...............................       N/A       N/A  $ 18,170  $  39,678  $  57,848
Net amount at risk, gross..........................       N/A       N/A  $  1,084  $   6,664  $   7,748
Net amount at risk, net of amounts reinsured.......       N/A       N/A  $    334  $   1,675  $   2,009
Weighted average years remaining until
  annuitization....................................       N/A       N/A       1.6        1.3        1.3
Range of contractually specified interest rates....       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance" in Note 9.

..   VARIABLE ANNUITY INFORCE MANAGEMENT. The Company continues to proactively manage its variable annuity in-force business. Since 2012, the Company has initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. In March 2016, a program to give contractholders an option to elect a full buyout of their rider or a new partial (50%) buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and contractholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments and reinsurance credit received from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              -------------------
                                                2016      2015
                                              --------- ---------
                                                 (IN MILLIONS)
GMDB:
-----
Equity....................................... $  69,625 $  66,230
Fixed income.................................     2,483     2,686
Balanced.....................................    14,434    15,350
Other........................................       348       375
                                              --------- ---------
Total........................................ $  86,890 $  84,641
                                              ========= =========

GMIB:
-----
Equity....................................... $  45,931 $  43,874
Fixed income.................................     1,671     1,819
Balanced.....................................    10,097    10,696
Other........................................       149       170
                                              --------- ---------
Total........................................ $  57,848 $  56,559
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2016, the total account value and net amount at risk of the hedged variable annuity contracts were $51,961 million and $7,954 million, respectively, with the GMDB feature and $38,559 million and $3,285 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  -------
                                                       (IN MILLIONS)
Balance at January 1, 2014................... $     789    $   (415) $   374
  Other changes in reserves..................       179        (109)      70
                                              ---------    --------  -------
Balance at December 31, 2014.................       968        (524)     444
  Other changes in reserves..................       164          16      180
                                              ---------    --------  -------
Balance at December 31, 2015.................     1,132        (508)     624
  Other changes in reserves..................        50         (98)     (48)
                                              ---------    --------  -------
Balance at December 31, 2016................. $   1,182    $   (606) $   576
                                              =========    ========  =======

    E) Loss Recognition Testing

   After the initial establishment of reserves, loss recognition tests are performed using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC is first written off, and thereafter a premium deficiency reserve is established by a charge to income.

   In 2016, the Company determined that it had a loss recognition in certain of its variable interest sensitive life insurance products due to low interest rates. In 2016, the Company wrote off $224 million, of the DAC balance through accelerated amortization.

   In addition, the Company is required to analyze the impacts from net unrealized investment gains and losses on its available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statements of comprehensive income (loss) and changes in equity. Changes in net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these adjustments may reverse from period to period. In 2016, due primarily to the decline in interest rates increasing unrealized investments gains, the Company wrote-off $22 million of the DAC balance, and a cumulative decrease in the accumulated effect of net unrealized investment gains of approximately $41 million as of December 31, 2016, with an offsetting amount recorded in other comprehensive income (loss). There was no impact to net income (loss).

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,316 million and $10,585 million, respectively. The increases (decreases) in fair value were $(269) million, $(140) million and $3,967 million for 2016, 2015 and 2014, respectively, reported in Net derivative gains (loses) on the consolidated statement of income.

   At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

   The following table summarizes the effect of reinsurance:

                                               2016    2015    2014
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  824  $  794  $  817
Reinsurance assumed..........................    206     207     211
Reinsurance ceded............................   (176)   (173)   (181)
                                              ------  ------  ------
Premiums..................................... $  854  $  828  $  847
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  640  $  645  $  630
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  942  $  527  $  726
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                      2016   2015  2014
                                                    -------- ----- -----
                                                       (IN MILLIONS)

Incurred benefits related to current year.......... $      7 $  11 $  14
Incurred benefits related to prior years...........       15    22    16
                                                    -------- ----- -----
Total Incurred Benefits............................ $     22 $  33 $  30
                                                    ======== ===== =====
Benefits paid related to current year.............. $     17 $  18 $  20
Benefits paid related to prior years...............       15    13    11
                                                    -------- ----- -----
Total Benefits Paid................................ $     32 $  31 $  31
                                                    ======== ===== =====

10)SHORT-TERM DEBT

   As of December 31, 2016 and 2015, the Company had $513 million and
   $584 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 0.9% and 0.5%, respectively, all of which is related to AB.

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2016, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility. As of December 31, 2016, AB had no amounts outstanding under the AB Revolver.

   As of December 31, 2016 and 2015, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2016 and 2015, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has four uncommitted lines of credit with three financial institutions. Three of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $225 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2016 and 2015, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXARE Arizona Company's ("AXA Arizona") $50 million note receivable from AXA for $54 million. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   EXPENSE REIMBURSEMENTS AND COST SHARING AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company, along with other AXA affiliates, participates in certain intercompany cost sharing and service agreements including technology and professional development arrangements. The associated costs related to the service and cost sharing agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE FEES. FMG, a subsidiary of AXA Equitable, provides investments advisory and administrative services to EQAT, VIP Trust, 1290 Funds and other AXA affiliated trusts. Investment advisory and administrative fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AFFILIATED INVESTMENT ADVISORY AND ADMINISTRATIVE EXPENSES. AXA Investment Managers ("AXA IM"), AXA Real Estate Investment Managers ("AXA REIM") and AXA Rosenberg provide sub-advisory services to the Company's retail mutual funds and certain investments of the Company's General Account. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

                                                       2016     2015     2014
                                                     -------- -------- --------
                                                           (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
Paid or accrued expenses for services provided by
  AXA, AXA Financial and Affiliates................. $    188 $    164 $    173
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution....      587      603      616
Paid or accrued expenses for investment management
  services provided by AXA IM, AXA REIM and AXA
  Rosenberg.........................................        2        1        1
                                                     -------- -------- --------
Total affiliated expenses paid or accrued for.......      777      768      790
                                                     ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE COMPANY:
Amounts received or accrued for cost sharing
  services provided to AXA, AXA Financial and
  affiliates........................................      531      491      482
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's insurance
  products..........................................       11       13        2
Amounts received or accrued for investment
  management and administrative services provided
  to EQAT, VIP Trust, 1290 Funds and Other AXA
  Trusts............................................      674      707      711
                                                     -------- -------- --------
Total affiliated revenue received or accrued for.... $  1,216 $  1,211 $  1,195
                                                     ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2016 and 2015, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,574 million and $8,741 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and universal life and policy fee income in 2016, 2015 and 2014 related to the UL and no lapse guarantee riders totaled approximately
   $447 million, $453 million and $453 million, respectively. Ceded claims paid in 2016, 2015 and 2014 were $65 million, $54 million and $83 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,376 million at December 31, 2016) and/or letters of credit ($3,660 million at December 31, 2016). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2016, 2015 and 2014 totaled approximately $20 million, $21 million and $22 million, respectively. Claims and expenses paid in 2016, 2015 and 2014 were $6 million, $5 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million in both 2016 and 2015.

   Investment management and service fees includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                               2016     2015     2014
                                              ------- -------- --------
                                                    (IN MILLIONS)

Investment advisory and services fees........ $   999 $  1,056 $  1,062
Distribution revenues........................     372      415      433
Other revenues -- shareholder servicing fees.      76       85       91
Other revenues -- other......................       6        5        6

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $16 million, $18 million and $18 million in 2016, 2015 and 2014, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for its pension plans.

   The funding policy of AB for its qualified pension plan is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. AB did not make a contribution to the AB Retirement Plan during 2016. AB currently estimates that it will contribute $4 million to the AB Retirement Plan during 2017. Contribution estimates, which are subject to change, are based on regulatory requirements, future market conditions and assumptions used for actuarial computations of the AB Retirement Plan's obligations and assets. AB Management, at the present time, has not determined the amount, if any, of additional future contributions that may be required.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2016      2015      2014
                                              --------  --------  --------
                                                      (IN MILLIONS)
Service cost................................. $     --  $      8  $      9
Interest cost................................        6        93       107
Expected return on assets....................       (5)     (159)     (155)
Actuarial (gain) loss........................        1         1         1
Net amortization.............................       --       110       111
                                              --------  --------  --------
Net Periodic Pension Expense................. $      2  $     53  $     73
                                              ========  ========  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              -----------------
                                               2016      2015
                                              ------  ---------
                                                (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  129  $   2,657
Service cost.................................     --         --
Interest cost................................      6         93
Actuarial (gains) losses.....................      2         (6)
Benefits paid................................     (5)      (169)
Plan amendments and curtailments.............     --          1
                                              ------  ---------
  Projected Benefit Obligation...............    132      2,576
Transfer to AXA Financial....................     --     (2,447)
                                              ------  ---------
Projected Benefit Obligation, End of Year.... $  132  $     129
                                              ======  =========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                               2016     2015
                                              ------  --------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $   86  $  2,473
Actual return on plan assets.................      4        24
Contributions................................     --        --
Benefits paid and fees.......................     (3)     (175)
                                              ------  --------
Pension plan assets at fair value, end of
  year.......................................     87     2,322
PBO (immediately preceding the Transfer to
  AXA Financial in 2015).....................    132     2,576
                                              ------  --------
  Excess of PBO Over Pension Plan Assets
   (immediately preceding the Transfer to
   AXA Financial in 2015)....................    (45)     (254)
Transfer to AXA Financial.................... $   --  $    211
                                              ------  --------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $  (45) $    (43)
                                              ======  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $45 million and $43 million at December 31, 2016 and 2015, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $132 million and $87 million, respectively, at December 31, 2016 and $2,576 million and $2,322 million, respectively, at December 31, 2015.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2016 and 2015 that have not yet been recognized by AXA Equitable as components of net periodic pension cost.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
                                              (IN MILLIONS)
Unrecognized net actuarial gain (loss)....... $ (51) $ (49)
Unrecognized prior service (cost) credit.....    (1)    (1)
                                              -----  -----
  Total...................................... $ (52) $ (50)
                                              =====  =====

   The estimated net actuarial gain (loss) and prior service (cost) credit expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $(1.4) million and $(23,000), respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2016 and 2015, the total fair value of plan assets for the qualified pension plans was approximately $87 million and $86 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2016   2015
                                              -----  -----
Fixed Maturities.............................  18.0%  24.0%
Equity Securities............................  61.0   56.0
Other........................................  21.0   20.0
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1  LEVEL 2 LEVEL 3  TOTAL
                                              -------- ------- ------- --------
                                                        (IN MILLIONS)
DECEMBER 31, 2016:
ASSET CATEGORIES
Common and preferred equity.................. $     21 $    -- $    -- $     21
Mutual funds.................................       47      --      --       47
                                              -------- ------- ------- --------
  Total assets in the fair value hierarchy...       68      --      --       68
Investments measured at net assets value.....       --      --      --       19
                                              -------- ------- ------- --------
   Investments at fair value................. $     68 $    -- $    -- $     87
                                              ======== ======= ======= ========
December 31, 2015:
Asset Categories
Common and preferred equity.................. $     22 $    -- $    -- $     22
Mutual funds.................................       45      --      --       45
                                              -------- ------- ------- --------
  Total assets in the fair value hierarchy...       67      --      --       67
Investments measured at net assets value.....       --      --      --       19
                                              -------- ------- ------- --------
   Investments at fair value................. $     67 $    -- $    -- $     86
                                              ======== ======= ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Discount Rate and Other Assumptions

   In 2015 and 2014 the discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately
   $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2016 and 2015. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2016   2015
                                              -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding
     Transfer to AXA Financial...............   N/A  3.98%
   Other AXA Equitable defined benefit plans. 3.48%  3.66%
   AB Qualified Retirement Plan.............. 4.75%   4.3%
  Periodic cost..............................  3.7%   3.6%

Rates of compensation increase:
  Benefit obligation.........................   N/A  6.00%
  Periodic cost..............................   N/A  6.46%

Expected long-term rates of return on
  pension plan assets (periodic cost)........  6.5%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately
   $6 million and $10 million for 2015 and 2014, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2017, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2016 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2017.........................................    $        4
2018.........................................             6
2019.........................................             6
2020.........................................             5
2021.........................................             6
Years 2022 - 2026............................            38

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2016, 2015 and 2014 for share-based payment arrangements as further described herein are as follows:

                                               2016   2015    2014
                                              ------ ------- -------
                                                  (IN MILLIONS)
Performance Units/Shares..................... $   17 $    18 $    10
Stock Options................................      1       1       1
AXA Shareplan................................     14      16      10
Restricted Units.............................    154     174     171
Other Compensation plans/(1)/................      1       2      --
                                              ------ ------- -------
Total Compensation Expenses.................. $  187 $   211 $   192
                                              ====== ======= =======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013 they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. The extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $10 million.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, share distributions totaling approximately $55 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance shares earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016 and 2015 the expense associated with the June 19, 2015 grant of performance shares were $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 1.5 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2016, 2015 and 2014 the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million, $4 million, and $9 million respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 1.0 million performance units earned under the terms of the AXA Performance Unit Plan 2011.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 21.52 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.85 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.6 million.

   2015 GRANT. On June 19, 2015, approximately 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on

   June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately
   $0.1 million and $0.3 million, respectively.

   2014 GRANT. On March 24, 2014, 0.4 million options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2016, 2015 and 2014 the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $0.2 million, $0.2 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2016 follows:

                                                                           Options Outstanding
                                              -----------------------------------------------------------------------------
                                                    AXA Ordinary Shares            AXA ADRs/(3)/        AB Holding Units
                                              ------------------------------   --------------------- ----------------------
                                                                Weighted                   Weighted               Weighted
                                                Number          Average          Number    Average     Number     Average
                                              Outstanding       Exercise       Outstanding Exercise  Outstanding  Exercise
                                              (In 000's)         Price         (In 000's)   Price    (In 000's)    Price
                                              -----------  -----------------   ----------- --------- -----------  ---------

Options Outstanding at January 1, 2016.......    12,602.1  (Euro)      21.39          41.0 $   27.28     5,398.5  $   47.59
Options granted..............................       594.3  (Euro)      21.52            -- $      --        54.5  $    22.6
Options exercised............................      (568.2) (Euro)      14.93            -- $      --      (358.3) $    17.1
Options forfeited, net.......................              (Euro)         --            -- $      --          --  $      --
Options expired/reinstated...................    (3,092.0)              27.8           3.9     26.06        (9.7) $    65.0
                                              -----------                             ----            ----------
Options Outstanding at December 31, 2016.....     9,536.2  (Euro)      21.02          44.9 $   24.90     5,085.0  $    49.5
                                              ===========  =================          ==== =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)30,077.2/(2)/             $   252.9                     --
                                                           =================               =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         3.1                             1.89                  2.00
                                              ===========                             ====            ==========
Options Exercisable at December 31, 2016.....     7,169.4  (Euro)      20.43          44.8 $   24.90     4,700.9  $    47.6
                                              ===========  =================          ==== =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)   26,793.5               $   252.9                     --
                                                           =================               =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.74                             1.89                  2.00
                                              ===========                             ====            ==========

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2016 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2016. The intrinsic value related to exercises of stock options during 2015 and 2014 were approximately
   $0.2 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of approximately $0.1 million, and $1 million, respectively, for the periods then ended. In 2015 and 2014, windfall tax benefits of approximately $0.1 million and $1 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2016, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.95 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2016, 2015 and 2014, respectively.

                                                  AXA Ordinary Shares          AB Holding Units
                                              --------------------------  -------------------------
                                                2016     2015     2014      2016     2015     2014
                                              -------  -------  --------  -------  -------  -------

Dividend yield...............................    6.49%    6.29%     6.38%     7.1%     7.1%     8.4%
Expected volatility..........................    26.6%   23.68%    29.24%    31.0%    32.1%    48.9%
Risk-free interest rates.....................    0.33%    0.92%     1.54%     1.3%     1.5%     1.5%
Expected life in years.......................     8.1      8.2       8.2      6.0      6.0      6.0
Weighted average fair value per option at
  grant date................................. $  2.06  $  1.73  $   2.89  $  2.75  $  4.13  $  4.78

   As of December 31, 2016, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 3.22 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2016, 2015 and 2014, respectively, the Company recognized compensation costs of $154 million, $174 million and $171 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2016, approximately 19.2 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2016, approximately $39 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   2.6 years.

   The following table summarizes restricted AXA ordinary share activity for 2016. In addition, approximately 84,611 RSUs were granted during 2016 with graded vesting over a 4-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2016...............     34,010 $    18.43
Granted......................................     13,909 $    22.63
Vested.......................................     11,613 $    23.81
                                              ---------- ----------
Unvested as of December 31, 2016.............     36,306 $    24.46
                                              ========== ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   2016 AXA SHAREPLAN. In 2016, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2016. Eligible employees could have reserved a share purchase during the reservation period from August 29, 2016 through September 9, 2016 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 17, 2016 through October 19, 2016. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 13, 2016 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of 15.53 euros/per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.63% formula discounted price of 17.73 euros/per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2016, which is July 1, 2021. All subscriptions became binding and irrevocable on October 19, 2016.

   The Company recognized compensation expense of $14 million, $16 million and $10 million in 2016, 2015 and 2014 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2016, 2015 and 2014 primarily invested under Investment Option B for the purchase of approximately $6 million, $5 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former AXA Equitable employees in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2016 and 2015, AB purchased
   10.5 million and 8.5 million Holding units for $237 million and $218 million respectively. These amounts reflect open-market purchases of 7.9 million and
   5.8 million Holding units for $176 million and $151 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding unit awards (including 6.1 million granted in December for 2016 year-end awards). During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding awards (including 7.0 million granted in December 2015 for year-end awards).

   During 2016 and 2015, AB Holding issued 0.4 million and 0.5 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $6 million and $9 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The cost of the 2016 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2016, 0.4 million options to buy Holding units had been granted and 51.9 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 7.7 million Holding units were available for grant as of December 31, 2016.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2016      2015       2014
                                              ----------  ------  -----------
                                                       (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $     (274) $  (19) $      (552)
  Deferred (expense) benefit.................        442      42         (488)
                                              ----------  ------  -----------
Total........................................ $      168  $   23  $    (1,040)
                                              ==========  ======  ===========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2016       2015       2014
                                              ----------  -------  -----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (135) $  (362) $    (1,478)
Noncontrolling interest......................        162      119          114
Separate Accounts investment activity........        160      181          116
Non-taxable investment income (loss).........         15        8           12
Tax audit interest...........................        (22)       1           (6)
State income taxes...........................         (8)       1           (4)
AB Federal and foreign taxes.................         (4)      --            2
Tax settlement...............................         --       77          212
Other........................................         --       (2)          (8)
                                              ----------  -------  -----------
Income tax (expense) benefit................. $      168  $    23  $    (1,040)
                                              ==========  =======  ===========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014, the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   As of December 31, 2016 and 2015, the Company had a current tax liability of $235 million and $575 million respectively.

   The components of the net deferred income taxes are as follows:

                                                DECEMBER 31, 2016     December 31, 2015
                                              --------------------- ---------------------
                                               ASSETS   LIABILITIES  Assets   Liabilities
                                              --------- ----------- --------- -----------
                                                             (IN MILLIONS)

Compensation and related benefits............ $      88   $      -- $      93   $      --
Reserves and reinsurance.....................        --         528        --         449
DAC..........................................        --       1,390        --       1,488
Unrealized investment gains or losses........        --          23        --         134
Investments..................................        --       1,062        --       1,475
Net operating losses and credits.............       394          --       424          --
Other........................................         5          --        --          25
                                              ---------   --------- ---------   ---------
Total........................................ $     487   $   3,003 $     517   $   3,571
                                              =========   ========= =========   =========

   As of December 31, 2016, the Company had $394 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed income of non-U.S. corporate subsidiaries except to the extent that such income are not permanently invested outside the United States. As of December 31, 2016, $195 million of accumulated undistributed income of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately
   $79 million would need to be provided if such income were remitted.

   At December 31, 2016 and 2015, of the total amount of unrecognized tax benefits $394 million and $344 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2016 and 2015 were $67 million and $52 million, respectively. For 2016, 2015 and 2014, respectively, there were $15 million, $(25) million and $(43) million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2016     2015     2014
                                              ------- -------  -------
                                                    (IN MILLIONS)

Balance at January 1,........................ $   418 $   475  $   592
Additions for tax positions of prior years...      39      44       56
Reductions for tax positions of prior years..      --    (101)    (181)
Additions for tax positions of current year..      --      --        8
                                              ------- -------  -------
Balance at December 31,...................... $   457 $   418  $   475
                                              ======= =======  =======

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. In 2015, the IRS commenced their examination of the 2008 and 2009 tax years, with prior years no longer subject to examination. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2016     2015     2014
                                              -------  -------  --------
                                                     (IN MILLIONS)

Unrealized gains (losses) on investments..... $    40  $   248  $  1,076
Foreign currency translation adjustments.....     (77)     (59)      (34)
Defined benefit pension plans................     (46)     (43)     (811)
                                              -------  -------  --------
Total accumulated other comprehensive income
  (loss).....................................     (83)     146       231
                                              -------  -------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................      86       69        54
                                              -------  -------  --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $     3  $   215  $    285
                                              =======  =======  ========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0 million.

   The components of OCI for the past three years, net of tax, follow:

                                                2016      2015        2014
                                              -------  ----------  ---------
                                                       (IN MILLIONS)

Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period........ $   (18) $      (25) $     (21)
  (Gains) losses reclassified into net
   income (loss) during the period...........      --          --         --
                                              -------  ----------  ---------
  Foreign currency translation adjustment....     (18)        (25)       (21)
                                              -------  ----------  ---------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year...........................    (160)     (1,020)     1,043
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/........       2          12         37
                                              -------  ----------  ---------
Net unrealized gains (losses) on investments.    (158)     (1,008)     1,080
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................     (50)        180       (168)
                                              -------  ----------  ---------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(89), $(454) and
  $498)......................................    (208)       (828)       912
                                              -------  ----------  ---------

                                                  2016      2015      2014
                                                --------  --------  -------
                                                       (IN MILLIONS)
Change in defined benefit plans:
  Net gain (loss) arising during the year...... $     --  $     --  $   (95)
  Prior service cost arising during the year...       --        --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........       (3)       (4)      72
     Amortization of net prior service
       credit included in net periodic cost....       --        --       --
                                                --------  --------  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(12))........................       (3)       (4)     (23)
                                                --------  --------  -------
Total other comprehensive income (loss), net
  of income taxes..............................     (229)     (857)     868
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......       17        15       29
                                                --------  --------  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $   (212) $   (842) $   897
                                                ========  ========  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(6) million and $(20) million for 2016, 2015 and 2014, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $12 million for 2016, 2015 and 2014, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2017 and the four successive years are $218 million, $207 million, $194 million, $168 million, $159 million and $446 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2017 and the four successive years is $32 million, $33 million, $32 million, $16 million, $14 million and $44 million thereafter.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $109 million and pledged collateral with a carrying value of $3,885 million, as of December 31, 2016. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               Outstanding
                                              balance at end      Maturity of        Issued during Repaid during
                                                 of year       Outstanding balance     the Year      the year
                                              --------------- ---------------------- ------------- -------------
December 31, 2016:                                                      (In Millions)
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $          --
                                              $           862 Less than 5 years      $         862 $          --
                                              $           818 great than five years  $         818 $          --
                                              ---------------                        ------------- -------------
Total long term funding agreements........... $         1,738                        $       1,738 $          --
                                              ---------------                        ------------- -------------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $       6,000
                                              ===============                        ============= =============
December 31, 2015:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $       6,000

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2016, 2015 and 2014, respectively, AXA Equitable recorded $21 million, $3 million and $42 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2016    2015   2014
                                              -------  -----  -----
                                                  (IN MILLIONS)

Balance, beginning of year................... $    89  $ 113  $ 122
Additions....................................      35     10     21
Cash payments................................     (18)   (32)   (24)
Other reductions.............................      --     (2)    (6)
                                              -------  -----  -----
Balance, End of Year......................... $   106  $  89  $ 113
                                              =======  =====  =====

   In an effort to further reduce its global real estate footprint, AB completed a comprehensive review of its worldwide office locations and began implementing a global space consolidation plan in 2012. This resulted in the sublease of office space primarily in New York as well as offices in England, Australia and various U.S. locations. In 2016, AB recorded new real estate charges of $18 million, resulting from new charges of $23 million relating to the further consolidation of office space at AB's New York offices, offset by changes in estimates related to previously recorded real estate charges of $5 million, which reflects the shortening of the lease term of AB's corporate headquarters from 2029 to 2024. Real estate charges are recorded in Other operating costs and expenses in the Company's consolidated statements of income (loss).

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2016, these arrangements include commitments by the Company to provide equity financing of $697 million (including $249 million with affiliates) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2016. The Company had $883 million of commitments under existing mortgage loan agreements at December 31, 2016.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $425 million for the four of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $366 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2016 AB had funded $34 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2016, AB had funded $21 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2016, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   In July 2011, a derivative action was filed in the United States District Court of the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AX Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") for investment management services and administrative services and (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of
   Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the Court issued an order denying the motion to amend and Plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's separate accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the Plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of UL policies subject to AXA Equitable's cost of insurance ("COI") increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that the AXA Equitable made misrepresentations in violation of Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and
   (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the Plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and five individual actions challenging the COI increase have been filed against AXA Equitable.

   ALLIANCEBERNSTEIN LITIGATION

   During the first quarter of 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. By agreement dated November 26, 2016, the terms of which are confidential, this matter was settled. AB's contribution to the settlement amount was paid by AB's relevant insurance carriers.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial fines and judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,185 million during 2017. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2016, 2015 and 2014, respectively, AXA Equitable's statutory net income (loss) totaled $679 million, $2,038 million and $1,664 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,278 million and $5,895 million at December 31, 2016 and 2015, respectively. In 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends.

   At December 31, 2016, AXA Equitable, in accordance with various government and state regulations, had $57 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014, AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million of outstanding surplus notes to AXA Financial.

   At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016. The NYDFS is completing its periodic statutory examinations of the books, records and accounts of AXA Equitable for the years 2011 through 2015, but has not yet issued its final report.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting

   Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies;
   (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured;
   (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and income (loss) from operations before income taxes to total revenues and income (loss) as reported on the consolidated statements of income (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2016        2015          2014
                                              ----------  ----------  -------------
                                                          (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,158  $    6,026  $      10,650
Investment Management/(2)/...................      3,029       3,025          3,011
Consolidation/elimination....................        (27)        (28)           (27)
                                              ----------  ----------  -------------
Total Revenues............................... $    9,160  $    9,023  $      13,634
                                              ==========  ==========  =============

  /(1)/Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately
       $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

                                                 2016       2015        2014
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT INCOME (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $    (320) $      425  $    3,624
Investment Management/(1)/...................       706         618         603
Consolidation/elimination....................        (1)         (1)         --
                                              ---------  ----------  ----------
Total Income (Loss) from Operations, before
  Income Taxes............................... $     385  $    1,042  $    4,227
                                              =========  ==========  ==========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                   DECEMBER 31,
                                              ----------------------
                                                 2016        2015
                                              ----------  ----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  191,216  $  183,473
Investment Management/(1)/...................     13,139      11,895
Consolidation/elimination....................         (3)         (7)
                                              ----------  ----------
Total Assets................................. $  204,352  $  195,361
                                              ==========  ==========

  /(1)/In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2016 and 2015 are summarized below:

                                                             THREE MONTHS ENDED
                                              ------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ---------- ----------  ------------ ------------
                                                                (IN MILLIONS)
2016
Total Revenues............................... $    3,942 $    3,316   $     2,172 $       (270)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,473 $    2,425   $     2,092 $      1,785
                                              ========== ==========   =========== ============
Net income (loss)............................ $    1,081 $      612   $       136 $     (1,276)
                                              ========== ==========   =========== ============

2015
Total Revenues............................... $    3,375 $       36   $     5,628 $        (16)
                                              ========== ==========   =========== ============
Total benefits and other deductions.......... $    2,219 $    2,032   $     2,388 $      1,342
                                              ========== ==========   =========== ============
Net income (loss)............................ $      872 $   (1,184)  $     2,211 $       (834)
                                              ========== ==========   =========== ============

   The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2016 and 2015 are summarized below. For more information on the revision and change in accounting principle see
   Note 2. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q.

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      18   $    (1,924) $    1,654  $      (270)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $     220   $     1,847  $      (62) $     1,785
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $    (132)  $    (2,391) $    1,115  $    (1,276)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED SEPTEMBER 30, 2016
Total Revenues...............................  $      2,006  $      11   $     2,017  $      155  $     2,172
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,036  $      57   $     2,093  $       (1) $     2,092
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         22  $      12   $        34  $      102  $       136
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2016
Total Revenues...............................  $      4,157  $      31   $     4,188  $     (872) $     3,316
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $      (4)  $     2,577  $     (152) $     2,425
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,061  $      19   $     1,080  $     (468) $       612
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2016
Total Revenues...............................  $      4,927  $     151   $     5,078  $   (1,136) $     3,942
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,473  $      99   $     2,572  $      (99) $     2,473
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,720  $      35   $     1,755  $     (674) $     1,081
                                               ============  =========   ===========  ==========  ===========

Three Months Ended December 31, 2015
Total Revenues...............................  $        208  $     125   $       333  $     (349) $       (16)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,274  $     204   $     1,478  $     (136) $     1,342
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (640) $     (57)  $      (697) $     (137) $      (834)
                                               ============  =========   ===========  ==========  ===========
Three Months Ended September 30, 2015
Total Revenues...............................  $      5,877  $       1   $     5,878  $     (250) $     5,628
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,538  $     (59)  $     2,479  $      (91) $     2,388
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      2,275  $      40   $     2,315  $     (104) $     2,211
                                               ============  =========   ===========  ==========  ===========

                                                                         As Revised    Impact of
                                              As Previously  Impact of  and Adjusted   Accounting
                                                Reported     Revisions     Herein        Change      As Revised
                                              -------------  ---------  ------------  ------------  ------------
                                                                         (In Millions)
Three Months Ended June 30, 2015
Total Revenues...............................  $        273  $       8  $        281  $       (245) $         36
                                               ============  =========  ============  ============  ============
Total benefits and other deductions..........  $      2,026  $      94  $      2,120  $        (88) $      2,032
                                               ============  =========  ============  ============  ============
Net income (loss)............................  $     (1,025) $     (57) $     (1,082) $       (102) $     (1,184)
                                               ============  =========  ============  ============  ============
Three Months Ended March 31, 2015
Total Revenues...............................  $      3,475  $      23  $      3,498  $       (123) $      3,375
                                               ============  =========  ============  ============  ============
Total benefits and other deductions..........  $      2,345  $     (89) $      2,256  $        (37) $      2,219
                                               ============  =========  ============  ============  ============
Net income (loss)............................  $        854  $      74  $        928  $        (56) $        872
                                               ============  =========  ============  ============  ============

21)EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

   At the end of the third quarter of 2017, changes to the Company's organization structure were internally announced by the Company's management. Implementation of these changes commenced in the beginning of the fourth quarter of 2017, and, as a result, we are in the process of reassessing our reportable segments. The reportable segment changes will be based on management's organization and view of the Company's business when making operating decisions and assessing performance. The purpose of the internal changes is to flatten the organization structure, reduce our costs and accelerate decision-making processes. These internal reporting changes, including changes to our reportable segments, will occur during the rest of the fourth quarter of 2017. The Company will begin reporting new reportable segments in the 2017 annual financial statements on Form 10-K and all prior periods reported will reflect the reportable segment changes.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, AXA Equitable Holdings, Inc. ("Equitable Holdings"), through a proposed initial public offering ("IPO") in the first half of 2018. On November 13, 2017, Equitable Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed IPO will occur on the anticipated timeline or at all.

   In 2017, the Company recognized a tax benefit of $221 million related to the conclusion of an IRS audit for tax years 2008 and 2009.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File
                       No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4
                       (File No. 2-30070) filed on April 18, 2017.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties") incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 22, 2014.

         4.   Contracts. (Including Riders and Endorsements)

              4(a) Form of Data Pages - E Share (ICC14RC15DP-E), previously filed with this Registration Statement on Form N-4 (File No. 333-202147) on May 21, 2015.

              4(b) [RMD WEALTH GUARD] GMDB RIDER (ICC14RMDF-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on
                   December 24, 2014.

              4(c) Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(d) Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(e) Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(f) Endorsement Applicable to the Termination of an Optional
                   Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC14GBENDORC15), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 24, 2014.

              4(g) [RMD Wealth Guard] GMDB Rider (ICC15RMDF-RC15A) previously filed with this Registration Statement on Form N-4 (File No. 333-202147) on December 28, 2015.

              4(h) Form of Data Pages (ICC15RC15ADP-E) previously filed with this Registration Statement on Form N-4 (File No. 333-202147) on December 28, 2015.

              4(i) Form of Minimum Income Benefit Rider (ICC16GMIBRC15B)
                   incorporated herein by reference to the Registration Statement on Form-4 (File No. 333-178750) filed on October 7, 2016.

              4(j) Table of Guaranteed Annuity Payments (ICC16TGAP1)
                   incorporated herein by reference to Exhibit 4(b)(l) to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 7, 2016.

              4(k) Table of Guaranteed Annuity Payments (ICC16TGAP2)
                   incorporated herein by reference to Exhibit 4(b)(m) to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 7, 2016.

              4(l) Table of Guaranteed Annuity Payments (ICC16TGAP3)
                   incorporated herein by reference to Exhibit 4(b)(n) to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 7, 2016.

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC14 App 01 RC15E), previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              5(b) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC14 App 02 RC15E), previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              5(c) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC17 App 01 RC15BE E), previously filed with this Registration Statement (File No. 333-178750) on April 19, 2017.

              5(d) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC17 App 02 RC15BE E), previously filed with this Registration Statement (File No. 333-178750) on April 19, 2017.

     6.       Depositor's Certificate of Incorporation and By-Laws.

              (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

     7.       Reinsurance Contracts. Not applicable.

     8.       Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated, May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

            (a)(b)(vix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(ix) Amendment No. 5, dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

              (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iv) Amendment No. 4, effective May 1, 2012 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, effective October 1, 2014 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(i) Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(ii) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (d)(iii) Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-182976) on Form N-4 filed on April 24, 2014.

              (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

              (e)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (j)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(ii)Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

               (j)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America, and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

               (p)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (p)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

                (u) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

                (v) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (w) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (x) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Herve Balzano                 Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*Laurent Marvy                 Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*George Papazicos              Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*William M. Webster            Managing Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q3-2017 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-216084) on Form N-4 filed December 21, 2017.

Item 27. Number of Contractowners

              As of September 30, 2017, there were 82 Qualified Contract owners and/or 27 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Jamie Milici                      Vice President

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Jacqueline Fabitore-Matheny       Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*Catherine Luoma                   Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf, in the City of New York, and State of New York on the 21st day of December, 2017.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of December, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                Ramon de Oliveira
Barbara Fallon-Walsh         George Stansfield
Daniel G. Kaye               Richard C. Vaughan
Mark Pearson                 Betram Scott
Kristi A. Matus

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      December 21, 2017

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9            Opinion and Consent of Counsel                          EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)        Powers of Attorney                                      EX-99.10b